UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive

P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.0%

Basic Materials - 2.5%

Anglo American Capital PLC (United Kingdom) 4.000% due 09/11/27 ~	$1,200,000	$1,187,405
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	1,000,000	1,205,000
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	4,000,000	4,030,279
Teck Resources Ltd (Canada) 6.000% due 08/15/40	1,500,000	1,638,750
Vale Overseas Ltd (Brazil) 6.250% due 08/10/26	1,000,000	1,140,000
Vale SA (Brazil) 5.625% due 09/11/42	750,000	763,500

		9,964,934

Communications - 6.3%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,200,000	1,269,000
Amazon.com Inc 4.250% due 08/22/57 ~	2,000,000	2,060,604
AT&T Inc 4.900% due 08/14/37	1,600,000	1,623,911
5.250% due 03/01/37	1,000,000	1,051,410
Charter Communications Operating LLC 5.375% due 05/01/47 ~	1,150,000	1,194,389
6.384% due 10/23/35	1,500,000	1,758,589
Discovery Communications LLC 3.950% due 03/20/28	1,050,000	1,049,337
Sprint Corp 7.250% due 09/15/21	1,500,000	1,670,625
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,400,000	2,442,000
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	650,000	717,742
The Priceline Group Inc 3.550% due 03/15/28	2,300,000	2,305,667
Verizon Communications Inc 2.625% due 08/15/26	1,250,000	1,172,897
4.125% due 03/16/27	1,500,000	1,568,448
4.500% due 08/10/33	1,750,000	1,799,376
4.812% due 03/15/39	1,957,000	2,026,027
5.250% due 03/16/37	1,050,000	1,154,540

		24,864,562

Consumer, Cyclical - 8.4%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,290,942	2,447,047
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,142,134	1,179,254
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	1,500,000	1,562,629
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	779,200	793,264
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	1,903,186	1,966,848
3.600% due 03/22/29	1,765,059	1,824,277
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	806,728	811,770
4.375% due 04/01/24	779,112	803,421
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,701,884	1,828,844
CalAtlantic Group Inc 6.250% due 12/15/21	2,000,000	2,210,000

	Principal Amount	Value
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	$1,644,633	$1,728,921
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	365,779	382,202
Ford Motor Credit Co LLC 3.810% due 01/09/24	1,500,000	1,531,296
4.250% due 09/20/22	3,500,000	3,686,926
General Motors Co 5.200% due 04/01/45	2,000,000	2,029,504
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,205,741	1,256,985
NCL Corp Ltd 4.625% due 11/15/20 ~	1,250,000	1,284,375
Norwegian Air Shuttle ASA Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,220,345	1,244,751
Toll Brothers Finance Corp 4.375% due 04/15/23	500,000	524,375
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	2,446,170	2,551,600
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,476,529	1,583,577

		33,231,866

Consumer, Non-Cyclical - 4.5%

Abbott Laboratories 4.900% due 11/30/46	750,000	840,577
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	4,500,000	4,661,690
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37 ~	2,500,000	2,555,043
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	1,980,000
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	1,050,000
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,250,000	1,343,155
The ADT Corp 6.250% due 10/15/21	1,000,000	1,113,750
United Rentals North America Inc 4.625% due 07/15/23	1,500,000	1,571,250
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	1,500,000	1,586,250
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	1,010,974

		17,712,689

Energy - 6.4%

Anadarko Petroleum Corp 4.500% due 07/15/44	1,500,000	1,432,233
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	450,000	448,076
Concho Resources Inc 4.875% due 10/01/47	600,000	626,844
Enbridge Inc (Canada) 5.500% due 12/01/46	600,000	691,480
Energy Transfer LP 4.050% due 03/15/25	1,000,000	1,015,078
EnLink Midstream Partners LP 5.450% due 06/01/47	2,000,000	2,070,888
EQT Corp 3.900% due 10/01/27 #	1,600,000	1,602,864
EQT Midstream Partners LP 4.125% due 12/01/26	1,000,000	1,003,495
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	650,000	649,692
Marathon Oil Corp 4.400% due 07/15/27	1,150,000	1,176,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
MPLX LP 4.125% due 03/01/27	$1,050,000	$1,070,681
Nabors Industries Inc 5.500% due 01/15/23	300,000	295,500
NuStar Logistics LP 5.625% due 04/28/27	425,000	449,437
ONEOK Inc 4.950% due 07/13/47	1,450,000	1,458,618
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25 ~	1,500,000	1,499,625
7.250% due 03/17/44	550,000	574,750
7.375% due 01/17/27	1,000,000	1,103,000
8.375% due 05/23/21	750,000	868,875
Petroleos Mexicanos (Mexico) 6.500% due 03/13/27 ~	1,150,000	1,278,225
Range Resources Corp 5.000% due 03/15/23 ~	1,000,000	997,500
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	800,000	807,729
5.000% due 03/15/27	900,000	960,244
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,750,000	1,767,500
Western Gas Partners LP 4.650% due 07/01/26	1,325,000	1,390,682

		25,239,223

Financial - 14.2%

Air Lease Corp 3.625% due 04/01/27	1,000,000	1,002,247
4.250% due 09/15/24	1,000,000	1,055,617
Ares Capital Corp 3.500% due 02/10/23	2,500,000	2,473,621
Bank of America Corp 3.500% due 04/19/26	900,000	916,505
4.183% due 11/25/27	1,000,000	1,038,021
4.200% due 08/26/24	2,500,000	2,629,683
4.250% due 10/22/26	2,500,000	2,617,354
Capital One Financial Corp 4.200% due 10/29/25	1,500,000	1,543,452
Citigroup Inc 3.400% due 05/01/26	1,000,000	1,003,615
4.400% due 06/10/25	1,250,000	1,319,829
4.600% due 03/09/26	2,400,000	2,558,654
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,281,690
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	1,600,000	1,639,669
Duke Realty LP REIT 3.625% due 04/15/23	2,000,000	2,063,529
Hudson Pacific Properties LP REIT 3.950% due 11/01/27 #	200,000	199,574
JPMorgan Chase & Co 3.125% due 01/23/25	2,000,000	2,016,896
4.125% due 12/15/26	2,500,000	2,622,208
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,200,000	1,248,688
Morgan Stanley 5.000% due 11/24/25	4,000,000	4,389,704
Neuberger Berman Group LLC 4.500% due 03/15/27 ~	1,300,000	1,371,136
Nuveen Finance LLC 4.125% due 11/01/24 ~	1,000,000	1,054,098
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,075,992
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,070,946

	Principal Amount	Value
The Goldman Sachs Group Inc (LIBOR + 1.201%) 3.272% due 09/29/25 §	$2,500,000	$2,505,195
3.500% due 11/16/26	5,000,000	5,018,412
UDR Inc REIT 2.950% due 09/01/26	1,500,000	1,442,183
Ventas Realty LP REIT 3.500% due 02/01/25	1,500,000	1,507,697
Wells Fargo & Co 4.400% due 06/14/46	1,500,000	1,560,374
4.750% due 12/07/46	1,450,000	1,594,857
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,087,667

		55,909,113

Industrial - 2.6%

Allegion US Holding Co Inc 3.550% due 10/01/27 #	1,500,000	1,493,010
Louisiana-Pacific Corp 4.875% due 09/15/24	2,000,000	2,065,720
Novelis Corp 5.875% due 09/30/26 ~	1,000,000	1,017,500
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,593,750
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,303,281
Penske Truck Leasing Co LP 3.400% due 11/15/26 ~	2,650,000	2,621,704

		10,094,965

Technology - 1.8%

Apple Inc 3.750% due 09/12/47	1,750,000	1,743,563
Broadcom Corp 3.875% due 01/15/27 ~	1,650,000	1,701,906
Dell International LLC 6.020% due 06/15/26 ~	950,000	1,056,412
Hewlett Packard Enterprise Co 4.900% due 10/15/25	1,500,000	1,588,820
QUALCOMM Inc 4.300% due 05/20/47	1,000,000	1,025,146

		7,115,847

Utilities - 3.3%

Calpine Corp 5.250% due 06/01/26 ~	1,000,000	1,000,000
EDP Finance BV (Portugal) 3.625% due 07/15/24 ~	1,500,000	1,516,957
Exelon Corp 5.100% due 06/15/45	2,000,000	2,292,591
FirstEnergy Corp 4.850% due 07/15/47	1,650,000	1,737,471
IPALCO Enterprises Inc 3.700% due 09/01/24 ~	1,250,000	1,254,042
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	2,250,000	2,446,292
NRG Energy Inc 6.625% due 03/15/23	1,000,000	1,036,250
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	765,000
The Southern Co 3.250% due 07/01/26	1,200,000	1,188,002

		13,236,605

Total Corporate Bonds & Notes (Cost $192,613,164)		197,369,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 17.3%

Basic Materials - 0.4%

Big River Steel LLC Term B (LIBOR + 5.000%) 6.333% due 08/23/23 §	$500,000	$505,000
PQ Corp (LIBOR + 3.250%) 4.562% due 11/04/22 §	990,000	1,000,431

		1,505,431

Communications - 2.8%

Altice US Finance I Corp (LIBOR + 2.250%) 3.485% due 07/28/25 §	2,962,159	2,964,473
Charter Communications Operating LLC Term H (LIBOR + 2.000%) 3.240% due 01/15/22 §	788,000	791,228
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	997,500	992,417
Frontier Communications Corp Term B1 (LIBOR + 3.750%) 4.990% due 06/15/24 §	2,493,750	2,377,524
Level 3 Financing Inc Term B (LIBOR + 2.250%) 3.486% due 02/22/24 §	2,000,000	2,001,786
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	1,990,000	1,995,508

		11,122,936

Consumer, Cyclical - 5.0%

Caesars Entertainment Resort Properties LLC Term B (LIBOR + 3.500%) 4.735% due 10/11/20 §	1,442,221	1,446,819
Caesars Growth Properties Holdings LLC (LIBOR + 3.000%) 4.235% due 05/08/21 §	995,000	996,928
ClubCorp Club Operations Inc (LIBOR + 3.250%) 4.588% due 08/15/24 §	1,500,000	1,493,169
Federal-Mogul Holdings Corp Term C (LIBOR + 3.750%) 4.983% due 04/15/21 §	760,589	764,788
HD Supply Inc Term B3 (LIBOR + 2.250%) 3.583% due 08/13/21 §	947,647	952,237
Hilton Worldwide Finance LLC Term B2 (LIBOR + 2.000%) 3.237% due 10/25/23 §	1,722,649	1,731,441
Las Vegas Sands LLC Term B (LIBOR + 2.000%) 3.235% due 03/29/24 §	2,924,775	2,939,399
New Red Finance Term B3 (Canada) (LIBOR + 2.250%) 3.523% due 02/16/24 §	2,743,988	2,744,274
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	987,538	996,425
Rite Aid Corp (2nd Lien) (LIBOR + 4.750%) 5.990% due 08/21/20 §	2,375,000	2,391,328

	Principal Amount	Value
SeaWorld Parks & Entertainment Inc Term B5 due 03/31/24 µ	$1,500,000	$1,460,894
Univar Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	1,641,698	1,649,522

		19,567,224

Consumer, Non-Cyclical - 1.1%

Albertsons LLC Term B4 (LIBOR + 2.750%) 3.985% due 08/25/21 §	1,568,577	1,513,063
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	244,375	245,874
US Foods Inc Term B (LIBOR + 2.750%) 3.985% due 06/27/23 §	2,468,750	2,487,118

		4,246,055

Energy - 0.4%

Arch Coal Inc due 03/07/24 µ	1,500,000	1,506,562

Financial - 1.5%

DTZ US Borrower LLC (LIBOR + 3.250%) 4.566% due 11/04/21 §	1,484,829	1,490,088
Hub International Ltd Term B (LIBOR + 3.000%) 4.312% due 10/02/20 §	1,949,495	1,963,999
Realogy Corp Term B (LIBOR + 2.250%) 3.485% due 07/20/22 §	577,268	581,057
USI Inc Term B (LIBOR + 3.000%) 4.314% due 05/16/24 §	1,500,000	1,495,469
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	497,408	498,402

		6,029,015

Industrial - 3.2%

Avolon SARL Term B2 (Luxembourg) (LIBOR + 2.750%) 3.486% due 04/03/22 §	1,995,000	2,001,235
BWAY Holding Co Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	748,125	750,463
Flex Acquisition Co Inc (LIBOR + 3.000%) 4.299% due 12/29/23 §	997,500	998,996
Proampac PG Borrower LLC (LIBOR + 4.000%) 5.283% due 11/18/23 §	2,487,469	2,516,619
Reynolds Group Holdings Inc (LIBOR + 3.000%) 4.235% due 02/05/23 §	3,586,047	3,604,659
TransDigm Inc Term D (LIBOR + 3.000%) 4.327% due 06/04/21 §	1,949,622	1,957,085
Term E (LIBOR + 3.000%) 4.268% due 05/14/22 §	976,202	979,730

		12,808,787

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Technology - 2.1%

First Data Corp (LIBOR + 2.250%) 3.487% due 07/08/22 §	$1,832,384	$1,836,622
Kronos Inc Term B (LIBOR + 3.500%) 4.811% due 11/01/23 §	995,000	1,001,747
ON Semiconductor Corp Term B (LIBOR + 2.250%) 3.485% due 03/31/23 §	1,135,050	1,140,430
Sensata Technologies BV Term B (LIBOR + 2.250%) 3.486% due 10/14/21 §	937,051	944,274
Solera LLC Term B (LIBOR + 3.250%) 4.485% due 03/03/23 §	3,447,500	3,463,455

		8,386,528

Utilities - 0.8%

Calpine Corp (LIBOR + 1.750%) 2.990% due 11/30/17 §	204,545	204,993
Talen Energy Supply LLC Term B1 (LIBOR + 4.000%) 5.235% due 07/15/23 §	1,491,259	1,463,920
TEX Operations Co LLC Term B (LIBOR + 2.750%) 3.984% due 08/04/23 §	1,212,268	1,216,164
Term C (LIBOR + 2.750%) 3.982% due 08/04/23 §	278,571	279,467

		3,164,544

Total Senior Loan Notes (Cost $68,270,103)		68,337,082

MORTGAGE-BACKED SECURITIES - 0.8%

Fannie Mae - 0.4%

2.500% due 10/01/32	1,500,000	1,510,020

Freddie Mac - 0.4%

2.500% due 10/01/32	1,500,000	1,510,459

Total Mortgage-Backed Securities (Cost $3,030,586)		3,020,479

ASSET-BACKED SECURITIES - 13.2%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	2,001,887
ALM XII Ltd (Cayman) (LIBOR + 1.600%) 2.904% due 04/16/27 § ~	1,200,000	1,205,184
(LIBOR + 2.050%)
3.354% due 04/16/27 § ~	800,000	804,166
American Express Credit Account Master Trust (LIBOR + 0.380%) 1.614% due 02/18/25 §	375,000	377,226
AmeriCredit Automobile Receivables Trust 1.980% due 12/20/21	500,000	501,036
2.240% due 06/19/23	650,000	648,437
2.300% due 02/18/22	1,250,000	1,252,854
2.400% due 05/18/22	900,000	902,987
2.690% due 06/19/23	700,000	701,114
2.710% due 08/18/22	750,000	752,794

	Principal Amount	Value
Apidos CLO XV (Cayman) (LIBOR + 1.100%) 2.407% due 10/20/25 § ~	$750,000	$753,433
Atrium XI (Cayman) (LIBOR + 1.140%) 2.453% due 10/23/25 § ~	750,000	754,170
Babson CLO Ltd (Cayman) (LIBOR + 1.550%) 2.854% due 01/18/25 § ~	1,000,000	1,002,369
Birchwood Park CLO Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 07/15/26 § ~	850,000	853,384
BlueMountain CLO Ltd (Cayman) (LIBOR + 1.140%) 2.444% due 10/15/26 § ~	1,500,000	1,510,650
Capital Auto Receivables Asset Trust 1.630% due 01/20/21	350,000	349,120
2.110% due 03/22/21	400,000	399,912
Carlyle Global Market Strategies CLO Ltd (Cayman) (LIBOR + 2.000%) 3.307% due 04/20/27 § ~	1,550,000	1,557,620
Chase Issuance Trust 1.370% due 06/15/21	2,850,000	2,831,655
Citibank Credit Card Issuance Trust 1.800% due 09/20/21 #	2,000,000	1,999,586
1.920% due 04/07/22	1,500,000	1,501,414
(LIBOR + 0.770%)
2.007% due 05/14/29 §	4,000,000	4,045,402
Dryden 31 Senior Loan Fund (Cayman) (LIBOR + 1.080%) 2.384% due 04/18/26 § ~	750,000	752,537
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	395,705
2.360% due 03/15/29 ~	3,000,000	2,991,501
Navient Student Loan Trust (LIBOR + 0.600%) 1.837% due 06/25/65 § ~	421,919	422,985
Oak Hill Credit Partners X Ltd (Cayman) (LIBOR + 1.130%) 2.437% due 07/20/26 § ~	1,500,000	1,503,989
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,390,959
Regatta IV Funding Ltd (Cayman) (LIBOR + 1.020%) 2.334% due 07/25/26 § ~	1,000,000	1,000,734
Santander Drive Auto Receivables Trust 2.080% due 02/16/21	650,000	651,893
2.100% due 06/15/21	1,000,000	1,000,288
2.660% due 11/15/21	500,000	504,361
SLM Private Credit Student Loan Trust (LIBOR + 0.290%) 1.610% due 06/15/39 §	2,000,000	1,911,126
SMB Private Education Loan Trust (LIBOR + 0.900%) 2.134% due 09/15/34 § ~	2,500,000	2,525,675
2.340% due 09/15/34 ~	1,000,000	987,810
(LIBOR + 1.450%)
2.684% due 02/17/32 § ~	950,000	983,285
2.700% due 05/15/31 ~	1,500,000	1,505,798
2.880% due 09/15/34 ~	2,500,000	2,524,158
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	499,949
Verizon Owner Trust 1.420% due 01/20/21 ~	400,000	398,600
2.060% due 09/20/21 ~	1,000,000	1,003,054

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	$750,000	$751,620
Washington Mill CLO Ltd (Cayman) (LIBOR + 1.220%) 2.527% due 04/20/26 § ~	500,000	502,483

Total Asset-Backed Securities (Cost $51,704,907)		51,914,910

U.S. GOVERNMENT AGENCY ISSUES - 1.7%

Fannie Mae 1.875% due 09/18/18	3,500,000	3,516,261
Freddie Mac 1.250% due 10/02/19	3,250,000	3,231,956

Total U.S. Government Agency Issues (Cost $6,773,242)		6,748,217

U.S. TREASURY OBLIGATIONS - 12.2%

U.S. Treasury Bonds - 1.7%

2.250% due 08/15/46	3,000,000	2,636,134
2.500% due 02/15/45	1,250,000	1,165,430
2.500% due 05/15/46	3,000,000	2,786,017

		6,587,581

U.S. Treasury Notes - 10.5%

1.125% due 03/31/20	2,000,000	1,978,711
1.125% due 04/30/20	2,000,000	1,977,812
1.125% due 02/28/21	2,000,000	1,960,742
1.250% due 01/31/19	2,500,000	2,494,678
1.250% due 07/31/23	2,000,000	1,912,656
1.375% due 07/31/18	300,000	300,117
1.375% due 09/30/18	3,000,000	3,000,234
1.375% due 06/30/23	1,650,000	1,590,639
1.375% due 08/31/23	2,000,000	1,923,751
1.375% due 09/30/23	750,000	720,879
1.500% due 10/31/19	2,500,000	2,500,049
1.500% due 08/15/26	1,000,000	936,016
1.625% due 07/31/20	2,000,000	2,000,937
1.625% due 02/15/26	3,000,000	2,851,348
1.625% due 05/15/26	2,500,000	2,370,654
1.750% due 09/30/22	1,000,000	990,625

	Principal Amount	Value
1.875% due 10/31/22	$1,500,000	$1,494,492
2.000% due 10/31/21	3,000,000	3,021,094
2.125% due 12/31/21	3,000,000	3,033,223
2.125% due 12/31/22	2,500,000	2,517,676
2.125% due 03/31/24	2,000,000	1,999,844

		41,576,177

Total U.S. Treasury Obligations (Cost $48,421,354)		48,163,758

FOREIGN GOVERNMENT BONDS & NOTES - 2.5%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	2,998,500
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,500,000	1,498,362
Mexico Government (Mexico) 3.625% due 03/15/22	1,000,000	1,050,500
4.350% due 01/15/47	1,000,000	975,000
Province of British Columbia (Canada) 2.000% due 10/23/22	1,500,000	1,484,733
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,997,922

Total Foreign Government Bonds & Notes (Cost $10,014,662)		10,005,017

SHORT-TERM INVESTMENT - 3.0%

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $11,812,972; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $12,049,300)	11,812,854	11,812,854

Total Short-Term Investment (Cost $11,812,854)		11,812,854

TOTAL INVESTMENTS - 100.7% (Cost $392,640,872)		397,372,121

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(2,632,402)

NET ASSETS - 100.0%		$394,739,719

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$197,369,804	$-	$197,369,804	$-
	Senior Loan Notes	68,337,082	-	68,337,082	-
	Mortgage-Backed Securities	3,020,479	-	3,020,479	-
	Asset-Backed Securities	51,914,910	-	51,914,910	-
	U.S. Government Agency Issues	6,748,217	-	6,748,217	-
	U.S. Treasury Obligations	48,163,758	-	48,163,758	-
	Foreign Government Bonds & Notes	10,005,017	-	10,005,017	-
	Short-Term Investment	11,812,854	-	11,812,854	-

	Total	$397,372,121	$-	$397,372,121	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII (LIBOR + 6.370%) 7.681% due 10/30/40 §	47,050	$1,307,049
GMAC Capital Trust I (LIBOR + 5.785%) 7.100% due 02/15/40 §	149,256	3,940,358

		5,247,407

Total Preferred Stocks (Cost $4,909,083)		5,247,407

	Principal Amount

CORPORATE BONDS & NOTES - 32.8%

Basic Materials - 1.6%

Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	$2,330,000	2,592,125
Anglo American Capital PLC (United Kingdom) 3.625% due 09/11/24 ~	500,000	499,153
3.750% due 04/10/22 ~	2,830,000	2,905,453
4.000% due 09/11/27 ~	1,080,000	1,068,664
4.750% due 04/10/27 ~	1,380,000	1,441,992
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	740,000	848,854
7.500% due 10/15/39	740,000	891,700
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	390,427
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	1,077,000	1,158,898
5.700% due 05/30/41	730,000	873,086
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	219,208
5.000% due 09/30/43	2,320,000	2,748,177
(USD Swap + 5.093%) 6.750% due 10/19/75 § ~	7,250,000	8,555,000
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	665,000	704,316
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,440,000	2,515,152
FMG Resources Pty Ltd (Australia) 9.750% due 03/01/22 ~	160,000	180,320
Freeport-McMoRan Inc 6.500% due 11/15/20	527,000	539,780
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	5,480,000	5,486,713
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	5,010,000	5,047,924
4.125% due 05/30/23 ~	380,000	396,097
LyondellBasell Industries NV 5.000% due 04/15/19	431,000	447,307
6.000% due 11/15/21	490,000	553,159
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,800,000	2,826,034
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	675,368
Southern Copper Corp (Peru) 5.250% due 11/08/42	8,130,000	8,648,737
6.750% due 04/16/40	600,000	739,207
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	6,485,000	7,457,750

	Principal Amount	Value
Westlake Chemical Corp 4.625% due 02/15/21	$550,000	$569,250
4.875% due 05/15/23	840,000	877,800

		61,857,651

Communications - 3.3%

21st Century Fox America Inc 6.200% due 12/15/34	1,000,000	1,246,018
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	1,420,000	1,508,750
Amazon.com Inc 3.150% due 08/22/27 ~	2,710,000	2,726,048
3.875% due 08/22/37 ~	1,310,000	1,328,161
4.050% due 08/22/47 ~	1,720,000	1,746,601
4.950% due 12/05/44	2,190,000	2,537,525
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,300,000	3,533,393
5.625% due 11/15/17	1,500,000	1,507,672
AT&T Inc 3.000% due 02/15/22	260,000	262,944
3.000% due 06/30/22	260,000	262,800
3.400% due 05/15/25	7,480,000	7,372,559
3.875% due 08/15/21	110,000	115,220
3.900% due 08/14/27	2,770,000	2,778,768
4.250% due 03/01/27	1,450,000	1,492,490
4.350% due 06/15/45	3,215,000	2,960,551
4.450% due 05/15/21	390,000	415,557
4.900% due 08/14/37	1,170,000	1,187,485
5.500% due 02/01/18	3,625,000	3,670,973
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,830,000	5,913,204
CCO Holdings LLC 5.125% due 05/01/27 ~	1,120,000	1,138,200
CenturyLink Inc 5.625% due 04/01/20	370,000	387,464
5.625% due 04/01/25	370,000	355,663
6.150% due 09/15/19	1,000,000	1,052,500
Charter Communications Operating LLC 4.200% due 03/15/28 ~	2,010,000	2,036,704
6.384% due 10/23/35	530,000	621,368
6.484% due 10/23/45	650,000	766,536
Comcast Corp 5.150% due 03/01/20	1,658,000	1,785,565
5.650% due 06/15/35	290,000	356,240
5.700% due 05/15/18	5,000,000	5,127,086
6.500% due 11/15/35	1,530,000	2,045,610
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	653,250
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	1,545,000	1,613,167
DISH DBS Corp 5.875% due 07/15/22	1,110,000	1,182,150
5.875% due 11/15/24	3,946,000	4,149,022
6.750% due 06/01/21	470,000	518,175
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	3,660,000	3,793,590
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,094,114
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	731,988
Netflix Inc 5.875% due 02/15/25	670,000	734,488
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	793,000
SFR Group SA (France) 6.000% due 05/15/22 ~	370,000	387,113
7.375% due 05/01/26 ~	2,390,000	2,584,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Sprint Capital Corp 8.750% due 03/15/32	$2,080,000	$2,665,000
Sprint Communications Inc 9.000% due 11/15/18 ~	85,000	91,375
Sprint Corp 7.625% due 02/15/25	2,530,000	2,915,825
7.875% due 09/15/23	130,000	151,125
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	2,020,000	2,167,789
5.213% due 03/08/47	1,140,000	1,258,809
5.877% due 07/15/19	350,000	373,168
Time Warner Cable LLC 5.500% due 09/01/41	250,000	260,319
5.875% due 11/15/40	1,470,000	1,617,581
6.750% due 06/15/39	1,050,000	1,263,132
7.300% due 07/01/38	1,620,000	2,038,526
8.250% due 04/01/19	5,445,000	5,921,770
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,348,488
Time Warner Inc 4.700% due 01/15/21	410,000	438,901
6.250% due 03/29/41	450,000	540,606
Verizon Communications Inc 2.625% due 08/15/26	2,770,000	2,599,139
3.376% due 02/15/25 ~	2,938,000	2,957,891
3.500% due 11/01/24	410,000	417,957
3.850% due 11/01/42	730,000	647,402
4.125% due 03/16/27	10,580,000	11,062,787
4.522% due 09/15/48	870,000	844,836
5.500% due 03/16/47	830,000	924,441
Viacom Inc 3.875% due 04/01/24	610,000	611,491
4.250% due 09/01/23	620,000	637,669
West Corp 4.750% due 07/15/21 ~	320,000	324,800
5.375% due 07/15/22 ~	2,340,000	2,369,250

		125,923,977

Consumer, Cyclical - 1.8%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,330,000	1,377,328
Cintas Corp No 2 2.900% due 04/01/22	1,610,000	1,641,380
3.700% due 04/01/27	1,750,000	1,830,555
CVS Health Corp 2.750% due 12/01/22	4,660,000	4,674,597
3.875% due 07/20/25	1,278,000	1,334,682
5.125% due 07/20/45	2,680,000	3,092,366
CVS Pass-Through Trust 5.298% due 01/11/27 ~	582,412	637,933
6.036% due 12/10/28	2,775,840	3,140,790
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,411,706	2,784,073
Dollar Tree Inc 5.750% due 03/01/23	1,170,000	1,239,732
Ford Motor Co 4.750% due 01/15/43	630,000	619,579
Ford Motor Credit Co LLC 2.459% due 03/27/20	200,000	200,245
3.200% due 01/15/21	1,250,000	1,275,889
3.664% due 09/08/24	2,770,000	2,782,650
5.750% due 02/01/21	1,070,000	1,174,002
8.125% due 01/15/20	1,570,000	1,768,955
General Motors Co 6.250% due 10/02/43	570,000	653,316
General Motors Financial Co Inc 3.250% due 05/15/18	280,000	282,547
3.450% due 04/10/22	720,000	732,367
4.250% due 05/15/23	1,250,000	1,308,624
4.350% due 01/17/27	1,510,000	1,553,944
4.375% due 09/25/21	930,000	986,575

	Principal Amount	Value
GLP Capital LP 5.375% due 04/15/26	$3,725,000	$4,074,219
Hilton Worldwide Finance LLC 4.875% due 04/01/27	1,940,000	2,041,850
Hyundai Capital America 2.125% due 10/02/17 ~	800,000	800,000
Lennar Corp 4.500% due 04/30/24	1,160,000	1,197,445
McDonald’s Corp 3.500% due 03/01/27	740,000	761,816
3.700% due 01/30/26	2,560,000	2,670,872
MGM Resorts International 6.625% due 12/15/21	800,000	902,000
NCL Corp Ltd 4.625% due 11/15/20 ~	630,000	647,325
4.750% due 12/15/21 ~	2,880,000	2,995,200
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	1,170,000	1,196,325
6.000% due 04/01/22 ~	818,000	844,278
Newell Brands Inc 3.150% due 04/01/21	1,040,000	1,064,592
3.850% due 04/01/23	2,040,000	2,146,855
4.200% due 04/01/26	1,590,000	1,675,457
QVC Inc 5.950% due 03/15/43	100,000	97,782
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,209,125
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	820,000	857,925
5.125% due 11/15/23	990,000	1,038,263
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,449,973
Wal-Mart Stores Inc 5.250% due 09/01/35	930,000	1,144,368
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,240,000	2,235,766

		71,143,565

Consumer, Non-Cyclical - 5.0%

Abbott Laboratories 3.750% due 11/30/26	2,550,000	2,620,438
4.750% due 11/30/36	1,300,000	1,436,450
4.900% due 11/30/46	2,180,000	2,443,276
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,660,946
Aetna Inc 2.800% due 06/15/23	540,000	543,405
Allergan Funding SCS 3.450% due 03/15/22	1,420,000	1,475,065
3.800% due 03/15/25	2,730,000	2,838,632
4.550% due 03/15/35	430,000	459,942
4.750% due 03/15/45	271,000	294,507
Altria Group Inc 4.750% due 05/05/21	2,980,000	3,230,804
9.250% due 08/06/19	3,330,000	3,771,938
Amgen Inc 3.625% due 05/22/24	590,000	615,970
4.663% due 06/15/51	289,000	318,169
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	2,520,000	2,562,290
3.300% due 02/01/23	2,880,000	2,988,492
3.650% due 02/01/26	3,460,000	3,584,322
4.900% due 02/01/46	6,230,000	7,118,610
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	6,320,000	6,377,730
5.000% due 04/15/20	1,360,000	1,461,417
5.375% due 01/15/20	2,300,000	2,475,933

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Anthem Inc 3.125% due 05/15/22	$3,300,000	$3,372,605
3.700% due 08/15/21	220,000	229,598
7.000% due 02/15/19	1,290,000	1,376,052
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27 ~	9,590,000	9,638,655
4.540% due 08/15/47 ~	4,080,000	4,212,726
Becton Dickinson & Co 3.363% due 06/06/24	3,810,000	3,849,616
3.734% due 12/15/24	993,000	1,015,514
4.685% due 12/15/44	740,000	784,829
Cardinal Health Inc 2.616% due 06/15/22	1,130,000	1,129,986
3.079% due 06/15/24	1,490,000	1,501,991
Catholic Health Initiatives 4.350% due 11/01/42	420,000	394,723
Celgene Corp 3.550% due 08/15/22	910,000	955,056
3.875% due 08/15/25	2,740,000	2,894,768
5.000% due 08/15/45	1,330,000	1,508,557
5.250% due 08/15/43	320,000	368,087
Centene Corp 4.750% due 05/15/22	1,240,000	1,300,450
4.750% due 01/15/25	970,000	1,008,800
6.125% due 02/15/24	680,000	736,950
Constellation Brands Inc 4.250% due 05/01/23	590,000	632,991
6.000% due 05/01/22	3,170,000	3,627,299
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,595,790
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,497,100
2.589% due 11/02/23 ~	4,030,000	3,963,084
2.947% due 11/02/26 ~	2,430,000	2,361,931
DaVita Inc 5.000% due 05/01/25	120,000	118,650
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,641,059
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,712,255
Ecolab Inc 4.350% due 12/08/21	940,000	1,017,411
Eli Lilly & Co 3.100% due 05/15/27	1,310,000	1,318,594
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,130,943
5.875% due 01/31/22 ~	1,160,000	1,304,599
Gilead Sciences Inc 3.650% due 03/01/26	1,660,000	1,734,555
3.700% due 04/01/24	2,210,000	2,335,310
4.750% due 03/01/46	1,900,000	2,140,814
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,020,000	3,089,951
HCA Inc 5.000% due 03/15/24	70,000	74,725
5.250% due 06/15/26	230,000	248,400
5.875% due 05/01/23	2,090,000	2,278,100
6.500% due 02/15/20	2,120,000	2,313,450
7.500% due 02/15/22	980,000	1,126,696
Humana Inc 3.150% due 12/01/22	970,000	988,496
3.950% due 03/15/27	860,000	900,784
4.625% due 12/01/42	1,090,000	1,181,248
4.800% due 03/15/47	130,000	145,268
4.950% due 10/01/44	610,000	692,999
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,540,948

	Principal Amount	Value
Johnson & Johnson 3.625% due 03/03/37	$1,810,000	$1,892,107
Kraft Heinz Foods Co 3.000% due 06/01/26	2,070,000	1,988,657
3.500% due 06/06/22	1,380,000	1,432,166
3.950% due 07/15/25	700,000	721,893
5.000% due 07/15/35	1,120,000	1,223,250
5.000% due 06/04/42	560,000	601,666
5.200% due 07/15/45	340,000	373,641
5.375% due 02/10/20	1,219,000	1,308,078
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,484,025
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,110,000	2,170,486
Medtronic Inc 3.125% due 03/15/22	430,000	442,844
3.500% due 03/15/25	5,680,000	5,927,475
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,515,612
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	518,669
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	4,127,119
Philip Morris International Inc 2.500% due 08/22/22	2,560,000	2,561,248
2.900% due 11/15/21	1,460,000	1,491,117
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	974,000	1,001,381
5.850% due 08/15/45	1,090,000	1,337,610
6.150% due 09/15/43	330,000	415,087
8.125% due 06/23/19	1,220,000	1,344,537
Spectrum Brands Inc 5.750% due 07/15/25	800,000	856,000
Tenet Healthcare Corp 8.125% due 04/01/22	430,000	438,600
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	780,000	758,299
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	100,000	96,257
2.800% due 07/21/23	300,000	287,165
3.150% due 10/01/26	1,290,000	1,191,064
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,027,134
United Rentals North America Inc 4.875% due 01/15/28	420,000	422,625
5.500% due 07/15/25	1,350,000	1,454,558
5.500% due 05/15/27	2,000,000	2,137,500
UnitedHealth Group Inc 3.750% due 07/15/25	820,000	870,760
3.875% due 10/15/20	2,610,000	2,742,855
5.700% due 10/15/40	10,000	12,801
5.800% due 03/15/36	860,000	1,085,521
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	330,000	330,825
5.625% due 12/01/21 ~	310,000	291,400
5.875% due 05/15/23 ~	450,000	398,813
6.125% due 04/15/25 ~	1,430,000	1,260,188
6.500% due 03/15/22 ~	470,000	497,025
7.000% due 03/15/24 ~	1,330,000	1,419,775
7.500% due 07/15/21 ~	3,540,000	3,540,000
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	680,000	683,529
2.900% due 10/21/19 ~	2,380,000	2,415,861

		192,367,972

Energy - 5.4%

Anadarko Petroleum Corp 4.850% due 03/15/21	1,160,000	1,230,867
5.550% due 03/15/26	1,580,000	1,764,487

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
6.600% due 03/15/46	$4,870,000	$6,047,660
8.700% due 03/15/19	5,485,000	5,987,824
Apache Corp 3.250% due 04/15/22	492,000	499,400
4.250% due 01/15/44	3,240,000	3,057,065
4.750% due 04/15/43	1,000,000	1,008,688
6.000% due 01/15/37	1,010,000	1,184,833
6.900% due 09/15/18	5,000,000	5,236,606
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	59,749
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	3,490,000	3,491,277
3.216% due 11/28/23	3,640,000	3,730,507
3.506% due 03/17/25	870,000	898,523
3.561% due 11/01/21	220,000	231,460
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	1,370,000	1,417,950
Chesapeake Energy Corp 5.750% due 03/15/23	600,000	556,500
6.125% due 02/15/21	210,000	212,100
8.000% due 12/15/22 ~	310,000	335,575
Chevron Corp 2.954% due 05/16/26	4,380,000	4,376,119
CNOOC Finance LLC (China) 3.500% due 05/05/25	9,220,000	9,376,860
Concho Resources Inc 4.375% due 01/15/25	1,050,000	1,107,750
ConocoPhillips 6.500% due 02/01/39	860,000	1,155,534
Devon Energy Corp 3.250% due 05/15/22	2,510,000	2,541,572
5.000% due 06/15/45	3,330,000	3,520,442
5.600% due 07/15/41	170,000	186,581
5.850% due 12/15/25	3,650,000	4,213,071
7.950% due 04/15/32	2,810,000	3,685,671
Ecopetrol SA (Colombia) 5.875% due 05/28/45	8,710,000	8,546,687
Energy Transfer LP 4.500% due 11/01/23	520,000	545,433
5.875% due 03/01/22	1,770,000	1,960,490
6.500% due 07/15/21	680,000	697,000
Ensco PLC 8.000% due 01/31/24	1,315,000	1,298,562
Enterprise Products Operating LLC (LIBOR + 3.708%) 5.018% due 08/01/66 §	3,000,000	3,005,250
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,453,792
Exxon Mobil Corp 3.043% due 03/01/26	2,840,000	2,896,290
4.114% due 03/01/46	1,250,000	1,353,230
Halliburton Co 3.800% due 11/15/25	3,250,000	3,351,058
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,925,600
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,428,590
6.850% due 02/15/20	2,180,000	2,393,571
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,846,362
5.300% due 12/01/34	1,029,000	1,076,857
MPLX LP 4.875% due 12/01/24	1,670,000	1,802,309
4.875% due 06/01/25	1,190,000	1,277,637
Noble Energy Inc 3.850% due 01/15/28	1,900,000	1,906,919
4.950% due 08/15/47	930,000	951,218
5.250% due 11/15/43	1,270,000	1,336,872
6.000% due 03/01/41	200,000	229,075
Oasis Petroleum Inc 6.875% due 03/15/22	660,000	674,850

	Principal Amount	Value
Occidental Petroleum Corp 3.000% due 02/15/27	$1,510,000	$1,487,768
3.125% due 02/15/22	1,350,000	1,390,034
3.400% due 04/15/26	1,890,000	1,938,985
4.100% due 02/15/47	2,110,000	2,176,272
4.400% due 04/15/46	600,000	638,865
4.625% due 06/15/45	1,280,000	1,402,439
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25 ~	18,551,000	18,546,362
6.250% due 03/17/24	8,580,000	9,189,180
7.375% due 01/17/27	1,440,000	1,588,320
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,677,152
6.000% due 03/05/20	2,000,000	2,154,000
6.375% due 01/23/45	520,000	530,400
6.625% due 06/15/35	160,000	173,200
6.875% due 08/04/26	3,110,000	3,545,400
QEP Resources Inc 6.875% due 03/01/21	1,830,000	1,935,225
Range Resources Corp 4.875% due 05/15/25	180,000	178,200
5.000% due 03/15/23 ~	4,040,000	4,029,900
5.875% due 07/01/22 ~	90,000	93,375
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,148,980
Sanchez Energy Corp 6.125% due 01/15/23	1,090,000	942,850
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	2,570,000	2,633,506
4.000% due 12/21/25 ~	1,960,000	2,056,993
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	52,678
Shelf Drilling Holdings Ltd (United Arab Emirates) 9.500% due 11/02/20 ~	190,249	193,341
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	5,090,000	5,054,727
4.000% due 05/10/46	900,000	912,006
4.375% due 03/25/20	4,150,000	4,404,203
4.375% due 05/11/45	2,750,000	2,951,022
4.550% due 08/12/43	1,200,000	1,305,244
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	7,560,000	8,127,862
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	7,151,675
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	4,690,000	6,065,775
Western Gas Partners LP 4.650% due 07/01/26	990,000	1,039,076
Williams Partners LP 4.875% due 03/15/24	1,010,000	1,059,561
WPX Energy Inc 6.000% due 01/15/22	60,000	62,325
8.250% due 08/01/23	290,000	326,612

		208,235,836

Financial - 11.4%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,361,394
AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	2,590,000	2,651,048
4.500% due 05/15/21	1,010,000	1,069,265
5.000% due 10/01/21	190,000	205,154
Ally Financial Inc 7.500% due 09/15/20	32,000	36,080
American International Group Inc 3.750% due 07/10/25	2,610,000	2,698,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Bank of America Corp 2.600% due 01/15/19	$7,240,000	$7,300,103
3.300% due 01/11/23	3,190,000	3,269,298
3.500% due 04/19/26	5,410,000	5,509,213
(LIBOR + 1.370%) 3.593% due 07/21/28 §	1,290,000	1,301,850
3.875% due 08/01/25	3,510,000	3,679,173
4.000% due 04/01/24	10,280,000	10,866,327
4.125% due 01/22/24	9,345,000	9,951,125
4.200% due 08/26/24	4,930,000	5,185,735
4.450% due 03/03/26	660,000	697,687
5.000% due 05/13/21	5,590,000	6,086,152
5.000% due 01/21/44	3,310,000	3,849,393
5.625% due 07/01/20	600,000	653,621
5.650% due 05/01/18	2,070,000	2,117,548
5.750% due 12/01/17	560,000	563,874
(LIBOR + 3.705%) 6.250% due 09/05/24 §	4,360,000	4,812,350
7.625% due 06/01/19	1,400,000	1,528,283
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	171,207
BNP Paribas SA (France) 4.625% due 03/13/27 ~	1,110,000	1,176,857
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,478,547
Brighthouse Financial Inc 4.700% due 06/22/47 ~	2,780,000	2,724,835
Chubb INA Holdings Inc 2.300% due 11/03/20	950,000	957,186
3.350% due 05/03/26	1,190,000	1,220,869
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,426,854
4.400% due 06/10/25	4,900,000	5,173,731
4.450% due 09/29/27	7,030,000	7,443,277
4.650% due 07/30/45	6,761,000	7,510,733
4.750% due 05/18/46	440,000	479,993
5.300% due 05/06/44	240,000	281,689
5.500% due 09/13/25	4,580,000	5,147,003
(LIBOR + 4.230%) 5.900% due 02/15/23 §	670,000	723,600
(LIBOR + 4.068%) 5.950% due 01/30/23 §	1,820,000	1,961,050
(LIBOR + 3.905%) 5.950% due 05/15/25 §	7,040,000	7,620,800
(LIBOR + 3.423%) 6.300% due 05/15/24 §	3,900,000	4,236,375
6.625% due 06/15/32	480,000	612,312
6.675% due 09/13/43	580,000	788,149
8.125% due 07/15/39	200,000	317,189
Commonwealth Bank of Australia (Australia) 3.900% due 07/12/47 ~	3,370,000	3,392,924
5.000% due 10/15/19 ~	1,060,000	1,123,841
Cooperatieve Rabobank UA (Netherlands) 4.375% due 08/04/25	4,980,000	5,236,302
4.625% due 12/01/23	5,690,000	6,120,392
5.250% due 08/04/45	870,000	1,038,403
(LIBOR + 10.868%) 11.000% due 06/30/19 § ~	4,830,000	5,476,012
Credit Agricole SA (France) (LIBOR + 6.982%) 8.375% due 10/13/19 § ~	5,180,000	5,762,750
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	472,834
4.875% due 05/15/45	5,980,000	6,705,650
GE Capital International Funding Co 2.342% due 11/15/20	13,485,000	13,619,002
3.373% due 11/15/25	3,577,000	3,702,980

	Principal Amount	Value
Goldman Sachs Capital II (LIBOR + 0.768%) 4.000% due 11/10/17 §	$398,000	$358,200
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	5,497,691
HSBC Finance Corp 6.676% due 01/15/21	165,000	186,741
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	8,230,000	8,488,500
4.250% due 03/14/24	3,300,000	3,453,778
4.250% due 08/18/25	4,560,000	4,747,802
(USD Swap + 3.705%) 6.375% due 09/17/24 §	1,080,000	1,148,918
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	6,136,892
International Lease Finance Corp 5.875% due 08/15/22	910,000	1,020,932
8.625% due 01/15/22	1,940,000	2,379,155
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,106,878
3.875% due 07/14/27 ~	3,090,000	3,107,405
5.017% due 06/26/24 ~	10,270,000	10,452,149
JPMorgan Chase & Co 3.875% due 09/10/24	4,840,000	5,040,815
4.250% due 10/15/20	3,230,000	3,424,788
4.250% due 10/01/27	870,000	921,145
4.350% due 08/15/21	690,000	739,315
4.500% due 01/24/22	2,310,000	2,503,722
4.950% due 06/01/45	3,380,000	3,852,722
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,000,000
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	399,609
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,155,485
MetLife Inc 4.750% due 02/08/21	2,370,000	2,565,174
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	1,590,000	1,612,423
Navient Corp 8.000% due 03/25/20	3,380,000	3,734,900
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,450,016
Quicken Loans Inc 5.750% due 05/01/25 ~	1,250,000	1,318,750
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	6,260,000	6,667,818
6.000% due 12/19/23	4,240,000	4,721,081
6.100% due 06/10/23	3,870,000	4,293,670
6.125% due 12/15/22	1,910,000	2,107,076
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	712,696
Standard Chartered PLC (United Kingdom)
(LIBOR + 1.510%) 2.821% due 01/30/27 § ~	3,900,000	3,344,250
3.950% due 01/11/23 ~	310,000	315,087
5.700% due 03/26/44 ~	3,150,000	3,713,495
State Street Corp 4.956% due 03/15/18	8,180,000	8,295,763
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,282,085
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	182,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 3.500% due 11/16/26	$2,430,000	$2,438,948
3.850% due 07/08/24	1,690,000	1,760,411
4.250% due 10/21/25	4,270,000	4,457,619
4.750% due 10/21/45	3,400,000	3,801,823
5.150% due 05/22/45	3,480,000	3,990,852
5.250% due 07/27/21	2,570,000	2,824,766
5.750% due 01/24/22	400,000	449,140
5.950% due 01/15/27	1,733,000	2,023,880
6.000% due 06/15/20	6,360,000	6,985,342
6.250% due 02/01/41	6,880,000	9,158,621
6.750% due 10/01/37	2,145,000	2,833,783
UBS Group Funding Switzerland AG (Switzerland) 3.491% due 05/23/23 ~	5,620,000	5,758,527
4.125% due 09/24/25 ~	2,340,000	2,463,078
4.253% due 03/23/28 ~	6,190,000	6,503,299
Visa Inc 3.150% due 12/14/25	6,440,000	6,600,067
4.300% due 12/14/45	4,620,000	5,122,394
Voya Financial Inc 2.900% due 02/15/18	244,000	245,082
Wachovia Capital Trust III (LIBOR + 0.930%) 5.570% due 11/10/17 §	6,220,000	6,243,325
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,827,500
Wells Fargo & Co 1.500% due 01/16/18	1,730,000	1,730,168
3.000% due 10/23/26	3,850,000	3,761,242
3.450% due 02/13/23	2,330,000	2,388,330
4.300% due 07/22/27	11,210,000	11,867,755
4.400% due 06/14/46	3,650,000	3,796,910
4.600% due 04/01/21	6,240,000	6,703,866
4.650% due 11/04/44	1,600,000	1,714,974
4.750% due 12/07/46	2,550,000	2,804,749
4.900% due 11/17/45	3,920,000	4,380,437
5.375% due 11/02/43	2,030,000	2,397,265
5.606% due 01/15/44	1,567,000	1,899,973
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	2,814,890

		437,685,132

Industrial - 1.7%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	418,930
Air 2 US 8.027% due 10/01/20 ~	350,890	363,391
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,440,466
Caterpillar Financial Services Corp 1.931% due 10/01/21	2,315,000	2,286,376
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	654,000	671,903
5.000% due 08/01/24 ~	620,000	637,050
Eaton Corp 1.500% due 11/02/17	300,000	299,984
2.750% due 11/02/22	6,649,000	6,701,974
4.150% due 11/02/42	2,040,000	2,054,635
General Electric Co 3.150% due 09/07/22	1,369,000	1,422,403
4.375% due 09/16/20	396,000	424,224
4.500% due 03/11/44	2,610,000	2,930,211
4.650% due 10/17/21	98,000	107,349
5.250% due 12/06/17	3,535,000	3,559,763
5.300% due 02/11/21	1,378,000	1,518,875
5.875% due 01/14/38	450,000	589,733
6.000% due 08/07/19	2,786,000	3,000,864
6.150% due 08/07/37	317,000	420,951
6.875% due 01/10/39	3,306,000	4,851,764

	Principal Amount	Value
Harris Corp 4.854% due 04/27/35	$530,000	$585,377
5.054% due 04/27/45	1,470,000	1,689,165
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,545,629
Lockheed Martin Corp 3.100% due 01/15/23	300,000	309,260
3.550% due 01/15/26	3,240,000	3,358,199
4.500% due 05/15/36	580,000	635,765
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	550,000	573,444
5.500% due 02/15/24 ~	1,000,000	1,052,500
Raytheon Co 3.125% due 10/15/20	1,680,000	1,737,189
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	270,000	282,110
5.750% due 10/15/20	990,000	1,008,612
6.875% due 02/15/21	894,427	917,906
The Boeing Co 4.875% due 02/15/20	5,560,000	5,958,823
United Technologies Corp 4.500% due 04/15/20	2,630,000	2,792,479
4.500% due 06/01/42	540,000	582,221
Waste Management Inc 3.500% due 05/15/24	1,750,000	1,821,027
7.375% due 05/15/29	1,910,000	2,523,537
WestRock RKT Co 3.500% due 03/01/20	990,000	1,014,773
4.000% due 03/01/23	1,150,000	1,212,318

		65,301,180

Technology - 1.3%

Apple Inc 2.450% due 08/04/26	4,090,000	3,946,126
Dell International LLC 3.480% due 06/01/19 ~	5,890,000	6,005,094
4.420% due 06/15/21 ~	5,730,000	6,020,407
First Data Corp 5.000% due 01/15/24 ~	4,790,000	4,991,420
7.000% due 12/01/23 ~	270,000	288,981
Intel Corp 3.700% due 07/29/25	890,000	941,786
4.900% due 07/29/45	670,000	802,073
Microsoft Corp 2.400% due 08/08/26	7,310,000	7,091,667
2.700% due 02/12/25	1,080,000	1,091,150
2.875% due 02/06/24	4,410,000	4,514,916
3.300% due 02/06/27	7,330,000	7,606,483
3.450% due 08/08/36	150,000	151,316
3.950% due 08/08/56	1,100,000	1,136,094
4.100% due 02/06/37	260,000	284,317
Oracle Corp 1.200% due 10/15/17	4,990,000	4,989,426

		49,861,256

Utilities - 1.3%

AES Corp 4.875% due 05/15/23	1,170,000	1,205,100
5.500% due 03/15/24	30,000	31,462
5.500% due 04/15/25	330,000	348,562
7.375% due 07/01/21	1,130,000	1,296,788
Berkshire Hathaway Energy Co 6.125% due 04/01/36	601,000	773,425
6.500% due 09/15/37	1,200,000	1,607,769
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,406,234
3.950% due 08/15/47	440,000	437,789
FirstEnergy Corp 3.900% due 07/15/27	3,580,000	3,650,314
4.250% due 03/15/23	4,980,000	5,273,143
7.375% due 11/15/31	12,550,000	16,726,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	$640,000	$715,264
Pacific Gas & Electric Co 6.050% due 03/01/34	7,602,000	9,910,276
8.250% due 10/15/18	930,000	990,249
PacifiCorp 5.650% due 07/15/18	1,860,000	1,921,069
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,834,337

		49,128,689

Total Corporate Bonds & Notes (Cost $1,200,304,264)		1,261,505,258

SENIOR LOAN NOTES - 3.8%

Communications - 0.9%

Ancestry.com Operations Inc (LIBOR + 3.250%) 4.490% due 10/19/23 §	990,000	996,600
CBS Radio Inc Term B (LIBOR + 3.500%) 4.737% due 10/17/23 §	1,936,658	1,953,000
CenturyLink Inc Term B (US Prime + 1.750%) 2.750% due 01/31/25 §	3,860,000	3,747,647
Charter Communications Operating LLC Term I (LIBOR + 2.250%) 3.490% due 01/15/24 §	4,070,281	4,091,479
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	819,902	815,724
Level 3 Financing Inc Term B (LIBOR + 2.250%) 3.486% due 02/22/24 §	4,040,000	4,043,608
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	4,074,525	4,085,803
Univision Communications Inc Term C5 (LIBOR + 2.750%) 3.985% due 03/15/24 §	5,099,203	5,059,802
UPC Financing Partnership Term AP (LIBOR + 2.750%) 3.984% due 04/15/25 §	3,840,000	3,858,171
Virgin Media Bristol LLC Term I (LIBOR + 2.750%) 3.984% due 01/31/25 §	3,609,388	3,627,153
Ziggo Secured Finance Partnership Term E (LIBOR + 2.500%) 3.734% due 04/15/25 §	1,920,000	1,922,001

		34,200,988

Consumer, Cyclical - 1.2%

Academy Ltd Term B (LIBOR + 4.000%) 5.274% due 07/01/22 §	2,758,840	1,882,908
American Airlines Inc Term B (LIBOR + 2.000%) 3.237% due 06/26/20 §	3,209,043	3,215,060
American Builders & Contractors Supply Co Inc Term B (LIBOR + 2.500%) 3.735% due 10/31/23 §	3,991,243	4,011,821
Aristocrat Leisure Ltd Term B (Australia) (LIBOR + 2.250%) 3.557% due 10/20/21 §	1,801,788	1,806,794
Boyd Gaming Corp Term B3 (LIBOR + 2.500%) 3.694% due 09/15/23 §	3,734,107	3,749,148

	Principal Amount	Value
Caesars Entertainment Resort Properties LLC Term B (LIBOR + 3.500%) 4.735% due 10/11/20 §	$498,705	$500,295
CCM Merger Inc Term B (LIBOR + 2.750%) 3.985% due 08/08/21 §	997,298	1,004,674
CWGS Group LLC (LIBOR + 3.750%) 4.981% due 11/08/23 §	1,488,750	1,498,241
Four Seasons Holdings Inc (Canada) due 11/30/23 µ	1,994,975	2,008,223
Golden Nugget Inc (LIBOR + 3.250%) 4.488% due 10/04/23 §	491,354	494,548
Hilton Worldwide Finance LLC Term B2 (LIBOR + 2.000%) 3.237% due 10/25/23 §	3,667,350	3,686,068
Lions Gate Entertainment Corp (Canada) (LIBOR + 3.000%) 4.235% due 12/08/23 §	1,362,063	1,372,612
Michaels Stores Inc Term B1 (LIBOR + 2.750%) 3.985% due 01/30/23 §	3,483,362	3,481,728
New Red Finance Term B3 (Canada) (LIBOR + 2.250%) 3.523% due 02/16/24 §	3,614,980	3,615,356
Party City Holdings Inc (LIBOR + 3.000%) 4.321% due 08/19/22 §	3,160,566	3,172,171
Petco Animal Supplies Inc Term B (LIBOR + 3.000%) 4.311% due 01/26/23 §	3,347,348	2,778,299
PetSmart Inc Term B2 (LIBOR + 3.000%) 4.240% due 03/11/22 §	4,609,679	3,924,814
Scientific Games International Inc Term B4 (LIBOR + 3.250%) 4.514% due 08/14/24 § µ	4,000,000	4,011,876
Station Casinos LLC Term B (LIBOR + 2.500%) 3.740% due 06/08/23 §	478,334	479,364

		46,694,000

Consumer, Non-Cyclical - 0.8%

Air Medical Group Holdings Inc Term B (LIBOR + 3.250%) 4.485% due 04/28/22 §	2,720,708	2,705,404
Term B1
(LIBOR + 4.000%) 5.237% due 04/28/22 §	1,137,127	1,134,853
Albertsons LLC Term B4
(LIBOR + 2.750%) 3.985% due 08/25/21 §	1,436,400	1,385,564
Term B6
(LIBOR + 3.000%) 4.317% due 06/22/23 §	3,345,052	3,220,807
Brickman Group Ltd LLC (LIBOR + 3.000%) 4.235% due 12/18/20 §	1,081,919	1,087,413
HCA Inc Term B8 (LIBOR + 2.250%) 3.485% due 02/15/24 §	2,935,250	2,953,070
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	4,490,723	4,518,278
MPH Acquisition Holdings LLC Term B (LIBOR + 3.000%) 4.333% due 06/07/23 §	3,730,165	3,761,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Post Holdings Inc Series A (LIBOR + 2.250%) 3.490% due 05/24/24 §	$1,296,750	$1,300,884
Prime Security Services Borrower LLC (LIBOR + 2.750%) 3.985% due 05/02/22 § µ	3,890,599	3,925,552
Trans Union LLC Term B3 (LIBOR + 2.000%) 3.235% due 04/10/23 §	4,024,009	4,022,251
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) (LIBOR + 4.750%) 5.990% due 04/01/22 §	2,163,058	2,203,885

		32,219,210

Financial - 0.1%

Flying Fortress Inc (LIBOR + 2.000%) 3.333% due 10/30/22 §	1,232,000	1,240,470
MGM Growth Properties Operating Partnership LP Term B (LIBOR + 2.250%) 3.485% due 04/25/23 §	475,176	477,127

		1,717,597

Industrial - 0.4%

Avolon SARL Term B2 (Luxembourg) (LIBOR + 2.750%) 3.486% due 04/03/22 §	3,840,375	3,852,376
Berry Plastics Group Inc Term M (LIBOR + 2.250%) 3.485% due 10/01/22 §	5,737,759	5,753,596
Reynolds Group Holdings Inc (LIBOR + 3.000%) 4.235% due 02/05/23 §	4,777,878	4,802,675
XPO Logistics Inc Term B (LIBOR + 2.250%) 3.554% due 11/01/21 §	2,191,292	2,199,345

		16,607,992

Technology - 0.2%

Dell Inc Term A2 (LIBOR + 2.250%) 3.450% due 09/07/21 §	1,998,101	2,002,056
First Data Corp (LIBOR + 2.250%) 3.487% due 07/08/22 §	916,192	918,311
(LIBOR + 2.500%) 3.737% due 04/26/24 §	2,944,853	2,956,732

		5,877,099

Utilities - 0.2%

Energy Future Intermediate Holding Co LLC (LIBOR + 3.000%) 4.235% due 06/30/18 §	7,890,000	7,936,022

Total Senior Loan Notes (Cost $147,637,290)		145,252,908

MORTGAGE-BACKED SECURITIES - 39.4%

Collateralized Mortgage Obligations - Commercial - 5.6%

Banc of America Commercial Mortgage Trust 5.754% due 04/10/49 §	1,448,538	1,352,147
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 3.218% due 04/14/33 ~	150,000	152,106
Bayview Commercial Asset Trust (LIBOR + 0.270%) 1.504% due 12/25/36 § ~	2,597,520	2,410,664

	Principal Amount	Value
BBCCRE Trust 4.715% due 08/10/33 § ~	$9,930,000	$8,349,283
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	315,835	185,149
CD Mortgage Trust 3.431% due 08/15/50	3,890,000	3,990,269
5.688% due 10/15/48	840,000	444,207
CD Mortgage Trust (IO) 1.484% due 05/10/50 §	32,308,310	2,989,003
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	164,839
Citigroup Commercial Mortgage Trust 2.110% due 01/12/30 ~	1,284,507	1,284,206
4.017% due 10/10/47	2,610,000	2,735,402
5.482% due 10/15/49	1,001,002	946,222
6.427% due 12/10/49 §	680,000	408,007
Cold Storage Trust (LIBOR + 1.250%) 2.484% due 04/15/36 § ~	7,270,000	7,330,995
Commercial Mortgage Pass-Through Certificates (IO) 2.174% due 10/15/45 §	29,922,739	2,121,055
Commercial Mortgage Trust 3.086% due 04/12/35 § ~	880,000	889,339
4.300% due 10/10/46	510,000	543,552
4.762% due 10/10/46 §	450,000	476,099
5.002% due 08/15/45 § ~	2,390,000	2,311,769
5.251% due 10/10/46 § ~	510,000	375,363
5.251% due 10/10/46 §	220,000	228,825
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	4,933,389	4,242,098
5.869% due 09/15/40 §	1,361,067	1,349,537
6.454% due 06/15/38 §	726,692	386,186
Credit Suisse European Mortgage Capital (Ireland) 2.843% due 12/03/20 ~ ±	GBP 6,478,613	8,507,711
4.110% due 12/03/20 ~ ±	2,133,441	2,801,633
Credit Suisse Mortgage Trust 3.881% due 11/15/37 ~	$780,000	825,446
3.953% due 09/15/37 ~	1,900,000	1,972,001
4.373% due 09/15/37 ~	3,800,000	3,410,342
(LIBOR + 4.500%) 5.734% due 03/15/28 § ~	3,810,000	3,822,800
(LIBOR + 5.620%) 6.854% due 07/15/32 § ~	7,500,000	7,472,385
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 § ~	3,400,000	2,063,152
Fannie Mae - Aces 2.802% due 06/25/25 §	1,050,000	1,052,584
Fannie Mae - Aces (IO) 0.472% due 10/25/24 §	113,815,033	2,483,979
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.845% due 01/25/24 §	91,872,509	3,622,322
1.219% due 04/25/20 §	14,705,453	325,326
1.685% due 10/25/21 §	1,354,260	69,628
1.767% due 07/25/21 §	6,249,398	319,763
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	58,754,347	437,532
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	7,220,000	3,975,271
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	267,259	230,642
Government National Mortgage Association 3.373% due 03/16/57 §	3,855,613	3,891,043
Government National Mortgage Association (IO) 0.467% due 01/16/53 §	87,522,541	3,028,245
0.856% due 11/16/55 §	35,545,993	1,669,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Corp II 3.777% due 05/10/50 §	$3,880,000	$3,992,723
4.149% due 05/10/50 §	4,100,000	4,058,045
GS Mortgage Securities Corp Trust 3.721% due 02/10/37 ~	3,740,000	3,905,618
GS Mortgage Securities Trust 4.471% due 02/10/48 §	2,680,000	2,599,805
4.570% due 11/10/48 § ~	3,400,000	2,191,158
4.809% due 10/10/48 §	3,970,000	4,071,532
4.922% due 08/10/46 § ~	730,000	558,538
5.161% due 11/10/46 §	1,070,000	1,165,588
5.622% due 11/10/39	1,639,334	1,546,886
5.950% due 08/10/45 §	3,864,899	3,966,562
JP Morgan Chase Commercial Mortgage Securities Trust (LIBOR + 3.550%) 4.527% due 08/15/27 § ~	720,000	721,508
5.411% due 05/15/47	7,530,000	5,368,281
5.438% due 01/15/49 ~	10,060,000	3,009,888
5.502% due 06/12/47 §	7,425,000	6,190,594
5.503% due 01/15/49 §	6,940,000	2,076,331
5.990% due 02/12/49 §	1,560,000	1,246,424
6.154% due 02/15/51 §	125,670	122,295
(LIBOR + 6.225%) 7.459% due 10/15/19 § ~	1,900,000	1,911,377
JPMBB Commercial Mortgage Securities Trust 3.914% due 11/15/47 §	2,960,000	3,074,826
4.571% due 11/15/47 §	4,295,000	4,301,092
4.772% due 08/15/48 §	3,370,000	3,452,805
5.052% due 01/15/47 §	510,000	541,248
5.250% due 11/15/45 §	950,000	986,231
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	9,572,877	9,608,781
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 § ~	204,399	171,428
5.450% due 08/12/48 §	1,618,840	1,357,715
6.193% due 09/12/49 §	2,600,000	2,267,393
Morgan Stanley Bank of America Merrill Lynch Trust 3.720% due 12/15/49	3,710,000	3,898,180
Morgan Stanley Capital I Trust 5.438% due 03/15/44	3,004,544	2,921,647
One Market Plaza Trust 3.614% due 02/10/32 ~	9,330,000	9,704,838
Rosslyn Portfolio Trust (LIBOR + 0.950%) 2.184% due 06/15/33 § ~	3,890,000	3,874,029
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	5,244,355	5,244,992
Wells Fargo Commercial Mortgage Trust 3.250% due 02/15/48 ~	5,670,000	3,490,021
3.500% due 07/15/46 ~	620,000	426,280
3.848% due 05/15/48 §	3,700,000	3,670,726
4.239% due 05/15/48 §	4,325,000	3,810,668
WFRBS Commercial Mortgage Trust 4.129% due 06/15/46 § ~	1,750,000	1,609,213
4.204% due 11/15/47 §	3,830,000	3,839,570
4.723% due 03/15/47 §	340,000	361,125
WFRBS Commercial Mortgage Trust (IO) 1.318% due 03/15/47 §	10,480,993	526,321
1.603% due 06/15/45 § ~	2,844,520	149,524

		215,639,191

Collateralized Mortgage Obligations - Residential - 10.0%

Adjustable Rate Mortgage Trust (LIBOR + 0.500%) 1.737% due 03/25/36 §	569,266	330,548
3.422% due 10/25/35 §	5,893,450	5,511,967

	Principal Amount	Value
Alternative Loan Trust 6.000% due 03/25/27	$150,506	$156,871
6.000% due 05/25/36	4,387,286	3,650,608
6.500% due 09/25/34	179,028	174,006
6.500% due 09/25/36	2,081,910	1,759,147
(LIBOR + 16.940%) 14.218% due 06/25/35 §	5,481,658	6,776,972
(LIBOR + 28.600%) 23.651% due 07/25/36 §	1,495,456	2,303,259
Bayview Opportunity Master Fund IVa Trust 3.000% due 03/28/57 § ~	8,825,782	8,943,853
BCAP LLC Trust 1.634% due 03/28/37 § ~	7,091,924	6,866,384
Chevy Chase Funding LLC Mortgage-Backed Certificates (LIBOR + 0.180%) 1.414% due 08/25/47 § ~	575,677	465,374
(LIBOR + 0.230%) 1.467% due 07/25/36 § ~	86,647	82,638
(LIBOR + 0.300%) 1.537% due 08/25/35 § ~	9,225	9,110
(LIBOR + 0.400%) 1.702% due 01/25/36 § ~	7,880	7,683
(LIBOR + 0.580%) 1.930% due 10/25/35 § ~	23,508	23,013
Citigroup Mortgage Loan Trust (US Treasury + 2.250%) 2.910% due 02/25/36 § ~	113,856	114,169
3.351% due 04/25/37 §	1,184,378	1,079,847
6.500% due 10/25/36 ~	2,236,646	1,735,580
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	1,592,234	1,574,857
5.750% due 02/25/37	6,601,631	5,732,626
Credit Suisse Mortgage Trust (LIBOR + 0.200%) 1.434% due 06/27/46 § ~	20,690,742	13,919,469
3.243% due 01/27/36 § ~	12,508,022	8,794,310
Fannie Mae (LIBOR + 0.350%) 1.587% due 05/25/34 §	587,907	588,729
4.000% due 04/25/40 - 07/25/40	34,567,164	36,146,086
5.500% due 04/25/42	4,359,494	4,825,929
6.000% due 05/25/42	1,574,105	1,793,009
6.500% due 06/25/39 - 07/25/42	3,486,925	4,001,868
7.000% due 05/25/42	656,343	766,691
Fannie Mae (IO) 1.221% due 10/25/35	596,962	34,770
1.393% due 04/25/36	414,544	32,354
1.488% due 08/25/55 §	2,051,829	111,258
1.834% due 08/25/44 §	5,730,441	345,705
3.000% due 11/25/26 - 09/25/32	12,127,192	1,060,531
3.500% due 07/25/28 - 11/25/41	4,684,186	683,520
4.000% due 11/25/41	4,011,301	775,839
4.500% due 11/25/39	531,296	122,216
4.913% due 09/25/41 - 08/25/45 §	14,128,202	2,484,613
5.000% due 01/25/38 - 01/25/39	1,171,781	225,569
5.000% due 01/25/39 §	304,886	57,946
(LIBOR + 6.480%) 5.243% due 04/25/40 §	851,705	171,098
(LIBOR + 6.600%) 5.363% due 07/25/42 §	716,739	138,514
5.413% due 02/25/41 - 03/25/42 §	2,781,329	430,145
5.500% due 01/25/39 §	297,604	54,610
6.000% due 01/25/38 - 07/25/38	1,344,834	288,053
13.510% due 12/25/36	1,727,488	150,667
13.701% due 07/25/36	524,685	46,755
15.428% due 12/25/36	1,101,921	69,615
Fannie Mae (PO) 0.348% due 03/25/42	283,682	260,560

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities
(LIBOR + 3.000%) 4.237% due 07/25/24 §	$22,970,000	$24,201,757
(LIBOR + 5.000%) 6.237% due 11/25/24 §	6,031,231	6,770,567
(LIBOR + 5.250%) 6.487% due 10/25/23 §	2,610,000	3,012,156
Freddie Mac (LIBOR + 1.000%) 2.234% due 02/15/32 §	86,102	88,177
3.500% due 10/15/37	2,700,000	2,768,110
4.000% due 12/15/39	8,757,573	9,189,940
5.000% due 02/15/30 - 03/15/35	14,327,208	15,572,656
5.500% due 07/15/34	8,235,287	9,166,894
6.000% due 05/15/36	2,778,841	3,119,301
Freddie Mac (IO) 0.250% due 01/15/38 §	188,131	1,972
1.816% due 04/15/41 §	3,075,293	161,131
3.000% due 09/15/31 - 12/15/31	3,897,433	374,931
3.500% due 06/15/27 - 04/15/43	7,480,663	868,174
4.000% due 04/15/43	1,064,630	133,046
(LIBOR + 5.950%) 4.716% due 10/15/41 §	2,307,000	391,062
(LIBOR + 6.000%) 4.766% due 05/15/44 §	8,677,712	1,677,639
(LIBOR + 6.030%) 4.796% due 09/15/37 §	1,644,908	257,107
(LIBOR + 6.050%) 4.816% due 08/15/39 §	1,634,504	255,858
(LIBOR + 6.200%) 4.966% due 05/15/39 §	1,359,714	163,349
(LIBOR + 6.230%) 4.996% due 01/15/40 §	352,145	57,460
(LIBOR + 6.250%) 5.016% due 09/15/42 §	1,453,653	230,294
(LIBOR + 6.290%) 5.056% due 11/15/36 §	604,694	103,529
Freddie Mac Structured Agency Credit Risk Debt Notes (LIBOR + 3.250%) 4.487% due 07/25/29 §	17,670,000	18,490,054
(LIBOR + 4.500%) 5.737% due 02/25/24 §	3,590,000	4,127,944
(LIBOR + 4.750%) 5.987% due 10/25/24 §	9,520,000	10,540,999
(LIBOR + 4.950%) 6.187% due 07/25/29 §	4,410,000	4,614,792
(LIBOR + 9.350%) 10.587% due 04/25/28 §	5,874,483	7,038,593
Government National Mortgage Association (LIBOR + 0.350%) 1.581% due 08/20/58 §	16,501,863	16,366,193
(LIBOR + 0.500%) 1.731% due 03/20/61 §	2,511,599	2,510,841
(LIBOR + 1.000%) 2.236% due 05/20/60 §	578,741	586,729
4.500% due 10/20/39	9,560,536	10,047,571
5.000% due 07/20/39	3,000,000	3,254,356
Government National Mortgage Association (IO) 0.795% due 11/20/42 §	446,595	16,991
3.500% due 04/20/27 - 05/20/43	5,933,375	573,377
4.000% due 04/16/45	2,038,173	406,745
(LIBOR + 5.600%) 4.364% due 08/20/44 §	2,534,733	373,029
(LIBOR + 6.100%) 4.866% due 08/16/42 §	1,380,426	242,696
(LIBOR + 6.150%) 4.916% due 06/16/43 §	2,768,652	346,799

	Principal Amount	Value
(LIBOR + 6.200%) 4.966% due 10/16/42 §	$1,818,562	$338,844
5.000% due 10/20/44	11,019,104	2,148,220
(LIBOR + 6.480%) 5.244% due 04/20/40 §	229,056	36,489
(LIBOR + 6.500%) 5.264% due 03/20/39 §	303,136	19,421
(LIBOR + 6.550%) 5.314% due 06/20/40 §	3,412,997	683,761
(LIBOR + 6.600%) 5.366% due 04/16/42 §	3,468,901	779,473
(LIBOR + 6.650%) 5.414% due 01/20/40 §	309,780	38,466
GSMPS Mortgage Loan Trust (LIBOR + 0.350%) 1.587% due 03/25/35 § ~	1,089,717	1,003,308
GSMSC Resecuritization Trust (LIBOR + 0.610%) 1.844% due 11/26/37 § ~	13,880,000	11,648,721
GSR Mortgage Loan Trust 3.380% due 07/25/35 §	442,510	429,959
Impac CMB Trust (LIBOR + 0.520%) 1.757% due 11/25/35 §	3,180,537	2,750,731
IndyMac IMSC Mortgage Loan Trust (LIBOR + 0.180%) 1.417% due 07/25/47 §	7,286,012	5,224,290
IndyMac INDX Mortgage Loan Trust (LIBOR + 0.260%) 1.497% due 06/25/35 §	2,148,352	2,009,925
JP Morgan Mortgage Trust 3.715% due 08/25/35 §	1,241,399	1,249,266
Lehman Mortgage Trust (LIBOR + 0.750%) 1.987% due 12/25/35 §	5,948,872	4,739,915
6.000% due 05/25/37	1,480,267	1,465,789
MASTR Adjustable Rate Mortgages Trust 3.290% due 04/21/34 §	1,396,487	1,433,887
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,609,335	1,627,486
Merrill Lynch Mortgage Investors Trust 3.120% due 06/25/35 §	2,335,039	2,349,979
Morgan Stanley Mortgage Loan Trust 3.273% due 07/25/35 §	1,576,416	1,476,939
3.464% due 07/25/34 §	566,451	561,252
Morgan Stanley Resecuritization Trust (US FED + 0.770%) 1.157% due 04/26/47 § ~	4,379,000	3,928,375
(US FED + 0.710%) 1.540% due 12/26/46 § ~	26,714,133	14,151,876
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	2,217,881	2,272,522
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	8,610,824	9,021,273
Nomura Resecuritization Trust (US FED + 1.000%) 1.830% due 08/26/46 § ~	5,855,041	4,491,782
RAAC Trust 6.000% due 09/25/34	23,840	23,916
RBSSP Resecuritization Trust 4.068% due 12/26/35 § ~	205,011	206,406
Residential Asset Securitization Trust (LIBOR + 0.500%) 1.737% due 07/25/36 §	615,502	507,680
6.000% due 08/25/36	1,367,851	1,222,756
Structured Adjustable Rate Mortgage Loan Trust 3.485% due 08/25/36 §	7,504,829	6,491,993
4.034% due 05/25/36 §	2,725,569	2,368,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust 2.517% due 10/25/36 §	$1,418,808	$1,314,401
3.305% due 09/25/33 §	209,056	213,901
3.321% due 07/25/37 §	3,818,070	3,575,122
Washington Mutual Mortgage Pass-Through Certificates Trust (US FED + 0.700%) 1.589% due 01/25/47 §	7,339,988	5,941,293
6.000% due 07/25/36	765,103	655,580
Wells Fargo Mortgage Loan Trust 3.715% due 08/27/35 § ~	846,027	853,500
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	1,003,016	1,005,865

		384,044,590

Fannie Mae - 10.5%

2.500% due 01/01/28 - 11/01/32	10,601,981	10,680,828
2.810% due 04/01/25	120,000	121,819
3.000% due 10/01/32 - 10/01/47	137,327,621	138,484,075
3.500% due 11/01/32 - 03/01/57	117,640,842	121,344,496
4.000% due 10/01/42 - 02/01/56	44,808,145	47,651,761
4.500% due 04/01/23 - 04/01/56	51,409,483	55,640,792
5.000% due 07/01/33 - 10/01/47	20,184,684	22,164,769
5.500% due 04/01/37 - 11/01/38	2,169,879	2,418,460
6.000% due 04/01/33 - 08/01/37	607,412	695,462
6.500% due 05/01/40	2,830,175	3,197,367
7.000% due 02/01/39	1,412,382	1,636,949

		404,036,778

Freddie Mac - 7.1%

3.000% due 01/01/47 - 10/01/47	25,807,535	25,940,938
3.500% due 10/01/42 - 10/01/47	70,136,540	72,389,456
4.000% due 10/01/25 - 10/01/47	129,599,758	136,448,869
4.500% due 12/01/43 - 11/01/44	19,355,966	21,010,645
5.000% due 12/01/35 - 11/01/41	7,080,500	7,763,672
5.500% due 08/01/37 - 12/01/38	1,923,111	2,146,048
6.000% due 10/01/36 - 11/01/39	4,941,622	5,609,490
6.500% due 09/01/39	881,572	986,129
7.000% due 03/01/39	416,517	471,246

		272,766,493

Government National Mortgage Association - 6.2%

(LIBOR + 0.619%) 1.840% due 08/20/60 §	817,188	824,601
3.000% due 10/01/47	67,000,000	67,916,019
3.500% due 03/20/47 - 11/01/47	61,382,971	63,768,427
4.000% due 07/20/47 - 10/01/47	61,840,812	65,235,143
4.500% due 01/20/40 - 07/20/41	14,772,005	15,892,748
5.000% due 01/15/40 - 11/20/40	12,442,275	13,670,808
5.500% due 06/15/36	498,521	562,556
6.000% due 06/20/35 - 03/20/42	6,887,634	7,782,317
6.500% due 10/20/37	756,740	900,075

		236,552,694

Total Mortgage-Backed Securities (Cost $1,506,936,602)		1,513,039,746

ASSET-BACKED SECURITIES - 4.2%

ACE Securities Corp Home Equity Loan Trust (LIBOR + 0.780%) 2.017% due 04/25/34 §	1,577,349	1,582,616
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates (LIBOR + 1.095%) 2.332% due 09/25/34 §	14,391,866	10,407,767
Asset-Backed Pass-Through Certificates (LIBOR + 0.690%) 1.927% due 04/25/34 §	768,603	773,132

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust (LIBOR + 0.570%) 2.374% due 09/25/34 §	$215,417	$215,983
CIT Mortgage Loan Trust (LIBOR + 1.500%) 2.737% due 10/25/37 § ~	28,620,000	27,400,628
Citigroup Mortgage Loan Trust (LIBOR + 0.070%) 1.307% due 05/25/37 §	243,906	181,288
Citigroup Mortgage Loan Trust Inc (LIBOR + 0.150%) 1.387% due 08/25/36 §	129,513	129,570
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~ ±	9,180,000	9,179,743
Countrywide Home Equity Loan Trust (LIBOR + 0.150%) 1.384% due 11/15/36 §	136,269	117,656
Credit Suisse Mortgage Trust 3.084% due 07/25/57 § ~	9,880,000	9,743,202
Credit-Based Asset Servicing & Securitization LLC (LIBOR + 0.780%) 2.017% due 07/25/33 §	973,243	925,889
Greenpoint Manufactured Housing 4.890% due 06/19/29 §	300,000	290,803
7.270% due 06/15/29	3,719,885	3,831,884
Hertz Vehicle Financing II LP 5.330% due 09/25/21 ~	10,344,000	9,794,726
Hertz Vehicle Financing LLC 3.560% due 10/25/21 ~	9,430,000	9,382,016
5.270% due 10/25/21 ~	4,840,000	4,815,059
5.410% due 07/25/20 ~	11,706,000	11,681,320
JGWPT XXXIII LLC 3.500% due 06/15/77 ~	6,684,405	6,687,235
Manufactured Housing Contract Trust Pass-Through Certificates (Auction Rate + 0.000%) 4.724% due 03/13/32 §	1,225,000	1,170,133
(Auction Rate + 0.000%) 4.731% due 02/20/32 §	400,000	381,232
National Collegiate Student Loan Trust (LIBOR + 0.850%) 2.087% due 03/25/38 §	19,243,267	11,930,025
Origen Manufactured Housing Contract Trust 3.037% due 04/15/37 §	6,048,197	5,377,401
3.047% due 10/15/37 §	10,172,010	10,216,165
RAMP Trust (LIBOR + 0.270%) 1.507% due 10/25/36 §	4,182,000	4,117,717
(LIBOR + 0.410%) 1.647% due 11/25/35 §	376,581	377,827
Saxon Asset Securities Trust (LIBOR + 0.690%) 1.927% due 05/25/35 §	1,560,277	1,568,895
SBA Small Business Investment Cos 2.518% due 09/10/27	6,390,000	6,415,234
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	2,812,048	2,778,585

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	4,810,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Structured Asset Investment Loan Trust (LIBOR + 1.000%) 2.237% due 10/25/33 §	$1,927,102	$1,906,815
United States Small Business Administration 2.840% due 04/01/37	4,150,000	4,182,332

Total Asset-Backed Securities (Cost $158,593,064)		162,372,935

U.S. GOVERNMENT AGENCY ISSUES - 1.6%

Fannie Mae 1.814% due 10/09/19	22,680,000	21,869,470
6.625% due 11/15/30	15,850,000	22,448,862
Financing Corp 1.500% due 11/02/18	12,210,000	12,013,391
1.595% due 12/06/18	5,350,000	5,250,753

Total U.S. Government Agency Issues (Cost $59,630,236)		61,582,476

U.S. TREASURY OBLIGATIONS - 11.7%

U.S. Treasury Bonds - 7.6%

2.500% due 02/15/46	14,560,000	13,537,388
2.750% due 08/15/47	12,210,000	11,938,375
3.000% due 02/15/47	110,540,000	113,651,096
3.750% due 11/15/43	129,040,000	151,183,465

		290,310,324

U.S. Treasury Inflation Protected Securities - 2.2%

0.125% due 07/15/26 ^	41,370,432	40,231,837
0.625% due 02/15/43 ^	2,832,155	2,647,158
0.750% due 02/15/42 ^	12,870,079	12,436,060
0.875% due 02/15/47 ^	3,924,490	3,868,081
2.125% due 02/15/40 ^	4,971,938	6,257,273
2.125% due 02/15/41 ^	2,895,154	3,663,905
2.375% due 01/15/25 ^	12,557,946	14,345,913

		83,450,227

U.S. Treasury Notes - 1.9%

0.625% due 11/30/17	2,000,000	1,998,496
1.500% due 02/28/23	60,000	58,460
1.750% due 09/30/22	8,850,000	8,767,031
1.875% due 08/31/22	52,710,000	52,563,812
2.125% due 03/31/24	11,040,000	11,039,138
2.625% due 11/15/20	100,000	102,922

		74,529,859

Total U.S. Treasury Obligations (Cost $446,442,854)		448,290,410

FOREIGN GOVERNMENT BONDS & NOTES - 8.0%

Argentina POM Politica Monetaria (Argentina) (ARS Reference + 0.000%) 26.250% due 06/21/20 §	ARS 4,810,000	294,471
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	142,410,000	8,578,247
Argentine Republic Government (Argentina) 5.625% due 01/26/22	$8,910,000	9,368,865
6.875% due 04/22/21	2,540,000	2,770,822
7.125% due 07/06/36	1,240,000	1,303,240
7.500% due 04/22/26	1,680,000	1,890,000
7.625% due 04/22/46	1,850,000	2,058,125
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 78,211,000	25,628,703
10.000% due 01/01/23	54,999,000	17,928,354
Brazilian Government (Brazil) 2.625% due 01/05/23	$660,000	634,425
5.000% due 01/27/45	3,450,000	3,219,540
5.625% due 01/07/41	7,690,000	7,766,900

	Principal Amount	Value
China Government (China) 3.310% due 11/30/25 ~	CNY 77,500,000	$11,282,639
3.380% due 11/21/24 ~	17,000,000	2,490,909
3.390% due 05/21/25 ~	20,500,000	2,998,250
Colombia Government (Colombia) 5.625% due 02/26/44	$5,130,000	5,748,165
Indonesia Government (Indonesia) 3.750% due 04/25/22 ~	1,490,000	1,548,912
3.850% due 07/18/27 ~	1,190,000	1,225,122
4.750% due 07/18/47 ~	400,000	422,235
4.875% due 05/05/21 ~	6,730,000	7,266,058
5.125% due 01/15/45 ~	2,540,000	2,812,870
5.250% due 01/08/47 ~	1,540,000	1,737,392
5.375% due 10/17/23 ~	400,000	451,278
5.875% due 03/13/20 ~	260,000	283,088
5.875% due 01/15/24 ~	973,000	1,119,157
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,882,190,188	17,421,027
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	$5,350,000	5,510,644
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 734,481,300	40,025,802
7.750% due 11/23/34	171,270,000	9,990,656
7.750% due 11/13/42	799,027,500	46,526,568
8.000% due 11/07/47	156,320,000	9,377,783
10.000% due 12/05/24	109,240,000	7,108,999
Mexico Government (Mexico) 5.550% due 01/21/45	$1,120,000	1,291,640
Peruvian Government (Peru) 5.625% due 11/18/50	3,870,000	4,895,550
6.550% due 03/14/37	580,000	783,000
Provincia de Buenos Aires (Argentina) 6.500% due 02/15/23 ~	2,060,000	2,176,720
7.875% due 06/15/27 ~	1,770,000	1,922,751
Republic of Poland Government (Poland) 4.000% due 01/22/24	11,420,000	12,303,109
Russian Federal (Russia) 7.050% due 01/19/28	RUB 1,236,483,000	20,875,145
8.150% due 02/03/27	336,739,000	6,131,271

Total Foreign Government Bonds & Notes (Cost $327,773,235)		307,168,432

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 2.660% due 01/29/46 §	$2,500,000	2,362,880

Total Municipal Bonds (Cost $2,110,777)		2,362,880

SHORT-TERM INVESTMENTS - 8.3%

Repurchase Agreements - 8.3%

Bank of America 1.050% due 10/02/17 (Dated 09/29/17, repurchase price of $10,000,875; collateralized by U.S. Treasury Bonds: 3.000% due 11/15/44 and value $10,335,449)	10,000,000	10,000,000
Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $125,070,824; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $127,574,745)	125,069,574	125,069,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 1.040% due 10/02/17 (Dated 09/29/17, repurchase price of $185,016,033; collateralized by Fannie Mae: 1.650% - 1.875% due 01/17/20 - 09/24/26 and value $188,729,188)	$185,000,000	$185,000,000

		320,069,574

Total Short-Term Investments (Cost $320,069,574)		320,069,574

TOTAL INVESTMENTS - 110.0% (Cost $4,174,406,979)		4,226,892,026

DERIVATIVES - (0.1%)
(See Notes (b) through (f) in Notes to Schedule of Investments)		(4,208,485)

OTHER ASSETS & LIABILITIES, NET - (9.9%)		(380,619,127)

NET ASSETS - 100.0%		$3,842,064,414

Notes to Schedule of Investments

(a)	As of September 30, 2017, $30,062,356 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD FX (12/17)	495	$40,665,351	$39,726,225	($939,126)
EUR FX (12/17)	142	21,166,206	21,059,488	(106,718)
Euro-Bobl (12/17)	54	8,397,053	8,372,251	(24,802)
Euro-BTP (12/17)	798	127,792,668	127,288,401	(504,267)
Eurodollar (03/18)	148	36,362,231	36,411,700	49,469
Eurodollar (12/18)	517	126,530,968	126,839,488	308,520
MXN FX (12/17)	1,780	49,353,934	48,282,500	(1,071,434)
U.S. Treasury 2-Year Notes (12/17)	1,143	247,056,263	246,548,673	(507,590)
U.S. Treasury 5-Year Notes (12/17)	11,071	1,309,006,338	1,300,842,500	(8,163,838)
U.S. Treasury 10-Year Notes (12/17)	4,156	525,013,117	520,798,750	(4,214,367)
U.S. Treasury Long Bonds (12/17)	67	10,219,622	10,238,438	18,816
U.S. Treasury Ultra Long Bonds (12/17)	1,654	276,509,360	273,116,750	(3,392,610)
Long Gilt (12/17)	13	2,182,977	2,157,989	(24,988)

				(18,572,935)

Short Futures Outstanding
AUD FX (12/17)	141	11,234,626	11,048,760	185,866
Australia Treasury 10-Year Bonds (12/17)	55	5,519,750	5,480,839	38,911
Euro-Bund (11/17)	111	21,136,169	21,094,451	41,718
Euro-Bund (12/17)	1,917	367,467,957	364,800,844	2,667,113
Euro-Buxl (12/17)	33	6,511,049	6,367,583	143,466
Eurodollar (12/17)	7,040	1,734,588,661	1,733,952,000	636,661
Eurodollar (06/18)	323	79,468,050	79,377,250	90,800
Eurodollar (09/18)	310	76,090,555	76,120,500	(29,945)
Eurodollar (12/19)	1,399	341,279,191	342,562,638	(1,283,447)
GBP FX (12/17)	124	10,411,127	10,415,225	(4,098)
Japan 10-Year Bonds (12/17)	72	96,662,807	96,202,622	460,185
JPY FX (12/17)	1,534	174,355,514	171,041,000	3,314,514
U.S. Treasury Ultra 10-Year Notes (12/17)	665	90,405,673	89,328,203	1,077,470

				7,339,214

Total Futures Contracts				($11,233,721)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	1,682,440	USD	1,308,574	10/17	BRC	$39,972
GBP	6,883,250	USD	8,929,984	10/17	BRC	298,426
IDR	70,970,960,000	USD	5,284,431	10/17	CIT	(27,322)
IDR	237,071,530,000	USD	17,483,151	10/17	CIT	93,815
IDR	78,077,280,000	USD	5,816,246	10/17	JPM	(32,743)
INR	348,690,000	USD	5,315,234	10/17	BRC	10,404
JPY	3,104,950,205	USD	27,715,296	10/17	CIT	(101,797)
USD	128,644	AUD	161,001	10/17	BRC	2,377
USD	13,521,772	BRL	45,338,500	10/17	CIT	(760,826)
USD	24,736,193	CNH	169,776,861	10/17	CIT	(802,892)
USD	2,125,686	CNY	14,560,949	10/17	BRC	(65,305)
USD	19,813,805	EUR	17,197,572	10/17	BRC	(529,418)
USD	4,378,136	EUR	3,700,000	10/17	BRC	1,360
USD	3,938,599	GBP	2,978,000	10/17	BRC	(54,022)
USD	46,655,325	MXN	831,537,854	10/17	BRC	1,113,021
USD	38,689,129	PHP	1,985,913,000	10/17	GSC	(303,861)

Total Forward Foreign Currency Contracts						($1,118,811)

(d)	Purchased options outstanding as of September 30, 2017 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury Long Bonds (10/17)	$154.00	10/13/17	CME	105	$16,045,313	$75,111	$47,578
Call - U.S. Treasury 5-Year Notes (11/17)	117.75	10/27/17	CME	184	21,551,000	47,050	35,938
Call - U.S. Treasury 10-Year Notes (11/17)	125.50	10/27/17	CME	70	8,760,938	31,298	31,719
Call - U.S. Treasury 10-Year Notes (11/17)	125.75	10/27/17	CME	70	8,760,938	27,470	24,063
Call - U.S. Treasury 30-Year Bonds (11/17)	152.50	10/27/17	CME	53	8,099,063	63,048	74,531
Call - U.S. Treasury 30-Year Bonds (11/17)	153.00	10/27/17	CME	114	17,420,625	123,033	131,812
Call - U.S. Treasury 30-Year Bonds (11/17)	154.00	10/27/17	CME	123	18,795,938	134,971	90,328
Call - U.S. Treasury 30-Year Bonds (11/17)	155.00	10/27/17	CME	53	8,099,063	47,299	24,844

						549,280	460,813

Put - EUR FX (10/17)	1.19	10/06/17	CME	29	4,300,881	15,640	23,563
Put - EUR FX (10/17)	1.20	10/06/17	CME	7	1,038,144	4,038	8,838
Put - JPY FX (10/17)	92.00	10/06/17	CME	60	6,690,000	78,195	210,750
Put - U.S. Treasury 5-Year Notes (11/17)	118.00	10/27/17	CME	186	21,785,250	49,163	116,250
Put - U.S. Treasury 10-Year Notes (11/17)	125.50	10/27/17	CME	18	2,252,813	8,470	11,538
Put - U.S. Treasury 10-Year Notes (11/17)	126.00	10/27/17	CME	228	28,535,625	98,098	217,312
Put - U.S. Treasury 30-Year Bonds (11/17)	152.00	10/27/17	CME	73	11,155,313	63,022	65,043
Put - U.S. Treasury 5-Year Notes (12/17)	111.00	11/24/17	CME	7,500	878,437,500	72,097	7,500
Put - U.S. Treasury 5-Year Notes (12/17)	114.00	11/24/17	CME	3,764	440,858,500	71,045	58,812

						459,768	719,606

Total Purchased Options						$1,009,048	$1,180,419

(e)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (10/17)	$1.19	10/06/17	CME	93	$13,792,481	$115,184	($33,712)
Call - U.S. Treasury 30-Year Bonds (10/17)	155.00	10/13/17	CME	70	10,696,875	27,217	(16,405)
Call - U.S. Treasury 30-Year Bonds (10/17)	155.50	10/13/17	CME	140	21,393,750	39,123	(24,062)
Call - U.S. Treasury 5-Year Notes (11/17)	118.00	10/27/17	CME	221	25,884,625	35,009	(27,625)
Call - U.S. Treasury 5-Year Notes (11/17)	118.50	10/27/17	CME	111	13,000,875	35,355	(5,203)
Call - U.S. Treasury 10-Year Notes (11/17)	126.00	10/27/17	CME	105	13,141,406	34,811	(27,891)
Call - U.S. Treasury 10-Year Notes (11/17)	126.50	10/27/17	CME	140	17,521,875	43,498	(24,063)
Call - U.S. Treasury 10-Year Notes (11/17)	126.75	10/27/17	CME	140	17,521,875	19,436	(17,500)
Call - U.S. Treasury 10-Year Notes (11/17)	127.50	10/27/17	CME	106	13,266,563	38,715	(6,625)
Call - U.S. Treasury 10-Year Notes (11/17)	128.00	10/27/17	CME	18	2,252,813	8,124	(844)
Call - U.S. Treasury 30-Year Bonds (11/17)	154.50	10/27/17	CME	53	8,099,063	39,655	(30,641)
Call - U.S. Treasury 30-Year Bonds (11/17)	155.50	10/27/17	CME	70	10,696,875	28,312	(26,250)
Call - U.S. Treasury 30-Year Bonds (11/17)	157.00	10/27/17	CME	203	31,020,938	158,244	(34,891)
Call - U.S. Treasury 30-Year Bonds (11/17)	158.00	10/27/17	CME	281	42,940,313	101,791	(30,734)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (11/17)	$1.18	11/03/17	CME	59	$8,750,069	$81,006	($107,675)
Call - EUR FX (11/17)	1.19	11/03/17	CME	30	4,551,188	64,121	(35,625)
Call - EUR FX (11/17)	1.20	11/03/17	CME	296	45,961,400	547,530	(218,300)
Call - U.S. Treasury 5-Year Notes (12/17)	118.00	11/24/17	CME	183	21,433,875	46,850	(42,891)
Call - U.S. Treasury 10-Year Notes (12/17)	126.50	11/24/17	CME	70	8,760,938	25,030	(24,080)
Call - U.S. Treasury 10-Year Notes (12/17)	128.50	11/24/17	CME	91	11,389,219	38,095	(8,531)
Call - U.S. Treasury 10-Year Notes (12/17)	129.00	11/24/17	CME	223	27,909,844	57,619	(17,422)
Call - U.S. Treasury 30-Year Bonds (12/17)	157.00	11/24/17	CME	143	21,852,188	73,118	(69,266)
Call - EUR FX (12/17)	1.20	12/08/17	CME	118	17,500,138	116,313	(137,175)

						1,774,156	(967,411)

Put - EUR FX (10/17)	1.18	10/06/17	CME	45	6,651,281	17,732	(10,687)
Put - CAD FX (10/17)	79.00	10/06/17	CME	69	5,537,595	37,716	(1,035)
Put - JPY FX (10/17)	89.50	10/06/17	CME	118	13,157,000	62,475	(87,025)
Put - JPY FX (10/17)	90.00	10/06/17	CME	138	15,387,000	67,889	(165,600)
Put - JPY FX (10/17)	90.50	10/06/17	CME	143	15,944,500	102,310	(246,675)
Put - JPY FX (10/17)	91.00	10/06/17	CME	61	6,801,500	56,214	(140,300)
Put - U.S. Treasury 5-Year Notes (11/17)	117.50	10/27/17	CME	110	12,883,750	20,427	(33,516)
Put - U.S. Treasury 5-Year Notes (11/17)	117.75	10/27/17	CME	185	21,668,125	40,136	(82,383)
Put - U.S. Treasury 30-Year Bonds (11/17)	153.00	10/27/17	CME	53	8,099,063	34,686	(71,219)
Put - U.S. Treasury 30-Year Bonds (11/17)	154.00	10/27/17	CME	53	8,099,063	96,639	(101,859)
Put - JPY FX (11/17)	89.50	11/03/17	CME	118	13,157,000	77,225	(191,750)
Put - U.S. Treasury 10-Year Notes (12/17)	124.00	11/24/17	CME	91	11,389,219	32,407	(25,594)

						645,856	(1,157,643)

Total Written Options						$2,420,012	($2,125,054)

(f)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY29 5Y	Q	5.000%	12/20/22	CME	$107,910,000	($8,613,999)	($8,085,278)	($528,721)

Credit Default Swaps on Credit Indices – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG27 5Y	Q	1.000%	12/20/21	CME	$68,560,000	$1,574,758	$1,106,921	$467,837
CDX IG28 5Y	Q	1.000%	06/20/22	CME	246,940,000	5,308,923	4,347,910	961,013

						$6,883,681	$5,454,831	$1,428,850

Total Credit Default Swaps						($1,730,318)	($2,630,447)	$900,129

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	CME	1.597%	03/29/19	$63,130,000	($48,980)	$-	($48,980)
3-Month USD-LIBOR	S/Q	CME	1.705%	09/28/19	36,100,000	(17,543)	-	(17,543)
3-Month USD-LIBOR	S/Q	CME	1.138%	10/17/19	81,360,000	(786,618)	-	(786,618)
3-Month USD-LIBOR	S/Q	CME	1.671%	06/14/20	99,520,000	48,852	(28,682)	77,534
3-Month USD-LIBOR	S/Q	CME	1.185%	06/13/21	57,590,000	(1,334,195)	-	(1,334,195)
3-Month USD-LIBOR	S/Q	CME	2.054%	03/31/22	10,700,000	972	-	972

						($2,137,512)	($28,682)	($2,108,830)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	CME	1.897%	08/31/22	$138,800,000	$651,245	$-	$651,245
3-Month USD-LIBOR	S/Q	CME	1.900%	11/30/22	277,388,000	300,331	-	300,331
3-Month USD-LIBOR	S/Q	CME	1.267%	05/15/23	136,320,000	5,361,983	53,146	5,308,837
3-Month USD-LIBOR	S/Q	CME	1.580%	06/13/26	57,440,000	2,835,148	8,108	2,827,040
3-Month USD-LIBOR	S/Q	CME	2.474%	11/15/43	92,950,000	1,606,066	538,276	1,067,790
6-Month JPY-LIBOR	S/S	CME	0.641%	05/09/46	JPY 2,649,800,000	1,656,752	-	1,656,752
6-Month EUR-LIBOR	A/S	CME	1.498%	08/23/47	EUR 19,061,500	544,987	18,364	526,623

						$12,956,512	$617,894	$12,338,618

Total Interest Rate Swaps						$10,819,000	$589,212	$10,229,788

Total Swap Agreements						$9,088,682	($2,041,235)	$11,129,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,247,407	$5,247,407	$-	$-
	Corporate Bonds & Notes	1,261,505,258	-	1,261,505,258	-
	Senior Loan Notes	145,252,908	-	145,252,908	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	215,639,191	-	204,329,847	11,309,344
	Collateralized Mortgage Obligations - Residential	384,044,590	-	384,044,590	-
	Fannie Mae	404,036,778	-	404,036,778	-
	Freddie Mac	272,766,493	-	272,766,493	-
	Government National Mortgage Association	236,552,694	-	236,552,694	-

	Total Mortgage-Backed Securities	1,513,039,746	-	1,501,730,402	11,309,344

	Asset-Backed Securities	162,372,935	-	153,193,192	9,179,743
	U.S. Government Agency Issues	61,582,476	-	61,582,476	-
	U.S. Treasury Obligations	448,290,410	-	448,290,410	-
	Foreign Government Bonds & Notes	307,168,432	-	307,168,432	-
	Municipal Bonds	2,362,880	-	2,362,880	-
	Short-Term Investments	320,069,574	-	320,069,574	-
	Derivatives:
	Credit Contracts
	Swaps	6,883,681	-	6,883,681	-
	Foreign Currency Contracts
	Futures	3,500,380	3,500,380	-	-
	Forward Foreign Currency Contracts	1,559,375	-	1,559,375	-
	Purchased Options	243,151	-	243,151	-

	Total Foreign Currency Contracts	5,302,906	3,500,380	1,802,526	-

	Interest Rate Contracts
	Futures	5,533,129	5,533,129	-	-
	Purchased Options	937,268	-	937,268	-
	Swaps	13,006,336	-	13,006,336	-

	Total Interest Rate Contracts	19,476,733	5,533,129	13,943,604	-

	Total Asset - Derivatives	31,663,320	9,033,509	22,629,811	-

	Total Assets	4,258,555,346	14,280,916	4,223,785,343	20,489,087

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(8,613,999)	-	(8,613,999)	-
	Foreign Currency Contracts
	Futures	(2,121,376)	(2,121,376)	-	-
	Forward Foreign Currency Contracts	(2,678,186)	-	(2,678,186)	-
	Written Options	(1,375,559)	-	(1,375,559)	-

	Total Foreign Currency Contracts	(6,175,121)	(2,121,376)	(4,053,745)	-

	Interest Rate Contracts
	Futures	(18,145,854)	(18,145,854)	-	-
	Written Options	(749,495)	-	(749,495)	-
	Swaps	(2,187,336)	-	(2,187,336)	-

	Total Interest Rate Contracts	(21,082,685)	(18,145,854)	(2,936,831)	-

	Total Liabilities - Derivatives	(35,871,805)	(20,267,230)	(15,604,575)	-

	Total Liabilities	(35,871,805)	(20,267,230)	(15,604,575)	-

	Total	$4,222,683,541	($5,986,314)	$4,208,180,768	$20,489,087

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.2%

Energy - 0.2%

Ocean Rig UDW Inc * (Cyprus)	56,024	$1,331,690

Total Common Stocks (Cost $1,263,124)		1,331,690

	Principal Amount

CORPORATE BONDS & NOTES - 3.1%

Consumer, Cyclical - 0.7%

Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21	$3,968,000	4,230,880

Consumer, Non-Cyclical - 1.0%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	4,750,000	5,253,785
Valeant Pharmaceuticals International 6.750% due 08/15/21 ~	1,250,000	1,229,688

		6,483,473

Energy - 0.5%

EP Energy LLC
8.000% due 11/29/24 ~	2,250,000	2,283,750
9.375% due 05/01/20	750,000	628,125

		2,911,875

Industrial - 0.9%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	5,500,000	5,603,400

Total Corporate Bonds & Notes (Cost $19,207,827)		19,229,628

SENIOR LOAN NOTES - 95.1%

Basic Materials - 2.1%

Big River Steel LLC Term B (LIBOR + 5.000%) 6.333% due 08/23/23 §	2,000,000	2,020,000
Huntsman International LLC Term B2 (LIBOR + 3.000%) 4.235% due 04/01/23 §	442,056	445,095
MacDermid Inc
Term B5
(LIBOR + 3.500%) 4.735% due 06/07/20 § µ	1,049,089	1,055,272
Term B6
(LIBOR + 3.000%) 4.235% due 06/07/23 §	6,223,079	6,258,084
PQ Corp (LIBOR + 3.250%) 4.562% due 11/04/22 §	3,210,075	3,243,896

		13,022,347

	Principal Amount	Value
Communications - 10.9%

Altice US Finance I Corp (LIBOR + 2.250%) 3.485% due 07/28/25 §	$5,985,000	$5,989,674
Avaya Inc
(LIBOR + 7.500%)
8.736% due 01/24/18 §	14,793,299	14,959,724
Term B7
(LIBOR + 5.250%)
6.564% due 05/29/20 § Y µ	4,075,000	3,489,219
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	5,985,000	5,954,500
Cumulus Media Holdings Inc (LIBOR + 3.250%) 4.490% due 12/23/20 §	4,793,573	3,966,682
Frontier Communications Corp Term B1 (LIBOR + 3.750%) 4.990% due 06/15/24 §	4,488,750	4,279,543
iHeartCommunications Inc Term D (LIBOR + 6.750%) 8.083% due 01/30/19 §	3,800,000	2,941,200
Intelsat Jackson Holdings SA Term B2 (Luxembourg) (LIBOR + 2.750%) 4.071% due 06/30/19 §	7,625,000	7,609,910
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	7,462,500	7,483,156
Telesat Canada Term B4 (Canada) (LIBOR + 3.000%) 4.240% due 11/17/23 §	4,469,991	4,513,493
Uber Technologies Term B (LIBOR + 4.000%) 5.237% due 07/13/23 §	6,939,950	6,966,842

		68,153,943

Consumer, Cyclical - 21.4%

24 Hour Fitness Worldwide Inc Term B (LIBOR + 3.750%) 5.046% due 05/28/21 § µ	4,666,156	4,673,389
Avantor Inc due 09/07/24 µ	3,625,000	3,636,328
BJ’s Wholesale Club Inc (2nd Lien) (LIBOR + 7.500%) 8.732% due 02/03/25 §	3,450,000	3,312,000
Caesars Entertainment Resort Properties LLC Term B (LIBOR + 3.500%) 4.735% due 10/11/20 §	12,207,659	12,246,577
Caesars Growth Properties Holdings LLC (LIBOR + 3.000%) 4.235% due 05/08/21 §	8,631,210	8,647,937
CEC Entertainment Inc Term B (LIBOR + 3.000%) 4.235% due 02/14/21 §	9,515,818	9,474,928
CityCenter Holdings LLC Term B (LIBOR + 2.500%) 3.735% due 04/18/24 §	5,486,250	5,514,109
ClubCorp Club Operations Inc (LIBOR + 3.250%) 4.588% due 08/15/24 §	4,000,000	3,981,784
Dollar Tree Inc Term B2 4.250% due 07/06/22	1,000,000	1,016,458
Dragon Merger Sub LLC
(LIBOR + 4.000%)
5.313% due 07/24/24 §	2,000,000	2,023,750
(2nd Lien)
(LIBOR + 8.250%)
9.563% due 07/24/25 §	1,250,000	1,256,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Federal-Mogul Holdings Corp Term C (LIBOR + 3.750%) 4.983% due 04/15/21 §	$3,620,637	$3,640,626
Golden Entertainment Inc due 08/15/24 µ	4,000,000	3,995,000
Golden Nugget Inc due 10/04/23 µ	5,244,959	5,279,051
Morsco Inc Term B (LIBOR + 7.000%) 8.235% due 10/31/23 §	1,962,500	1,982,943
NEP/NCP Holdco Inc (LIBOR + 3.250%) 4.485% due 07/21/22 §	1,494,327	1,498,063
New Red Finance Term B3 (Canada) (LIBOR + 2.250%) 3.523% due 02/16/24 §	5,967,867	5,968,488
Nexeo Solutions LLC Term B (LIBOR + 3.750%) 5.070% due 06/09/23 §	4,093,306	4,130,145
NPC International Inc
(LIBOR + 3.500%)
4.738% due 04/19/24 §	4,738,125	4,774,646
(2nd Lien)
(LIBOR + 7.500%)
8.738% due 04/18/25 §	1,250,000	1,267,188
P.F. Chang’s China Bistro Inc Term B (LIBOR + 5.000%) 6.237% due 08/18/22 §	3,250,000	3,168,750
Petco Animal Supplies Inc Term B (LIBOR + 3.000%) 4.311% due 01/26/23 §	3,097,737	2,571,122
Playa Resorts Holding BV Term B (Netherlands) (LIBOR + 3.000%) 4.320% due 04/05/24 §	1,995,000	1,995,208
Radio Systems Corp Term B (LIBOR + 3.500%) 4.735% due 05/02/24 §	997,500	1,006,228
Rite Aid Corp (2nd Lien)
(LIBOR + 3.875%)
5.115% due 06/21/21 §	1,658,000	1,669,399
(LIBOR + 4.750%)
5.990% due 08/21/20 §	11,276,000	11,353,523
SeaWorld Parks & Entertainment Inc Term B5 (LIBOR + 3.000%) 4.333% due 03/31/24 § µ	1,496,241	1,457,232
Spin Holdco Inc Term B (LIBOR + 3.750%) 5.014% due 11/14/22 §	5,985,000	6,011,807
SRS Distribution Inc
(2nd Lien)
(LIBOR + 8.750%)
9.985% due 02/24/23 §	6,044,973	6,221,286
Term B
(LIBOR + 3.250%)
4.525% due 08/25/22 §	3,657,241	3,684,670
Univar Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	5,957,487	5,985,881

		133,444,766

Consumer, Non-Cyclical - 14.5%

Air Medical Group Holdings Inc
due 09/07/24 µ	3,000,000	2,996,250
Term B
(LIBOR + 3.250%)
4.485% due 04/28/22 §	2,145,612	2,133,543
Term B1
(LIBOR + 4.000%)
5.237% due 04/28/22 §	83,586	83,419
Air Methods Corp Term B (LIBOR + 3.500%) 4.833% due 04/21/24 §	3,491,720	3,451,893

	Principal Amount	Value
Albertsons LLC Term B6 (LIBOR + 3.000%) 4.317% due 06/22/23 § µ	$1,296,750	$1,248,585
Allied Universal Holdco LLC (LIBOR + 3.750%) 5.083% due 07/28/22 §	6,205,690	6,206,335
Brand Energy & Infrastructure Services Inc (LIBOR + 4.250%) 5.522% due 06/21/24 §	6,982,500	7,023,760
Brickman Group Ltd LLC (2nd Lien) (LIBOR + 6.500%) 7.734% due 12/17/21 §	1,721,656	1,730,803
Camelot UK Holdco Ltd Term B (United Kingdom) (LIBOR + 3.500%) 4.735% due 10/03/23 §	2,075,170	2,085,384
Change Healthcare Holdings Inc Term B (LIBOR + 2.750%) 3.985% due 03/01/24 §	490,019	491,673
Community Health Systems Inc Term H (LIBOR + 3.000%) 4.317% due 01/27/21 §	108,606	108,304
Diamond BV (Netherlands) (LIBOR + 3.000%) 4.316% due 09/06/24 §	4,500,000	4,496,323
EAB Education Advisory Board due 09/06/24 µ	2,250,000	2,238,750
Garda World Security Corp (Canada) (LIBOR + 4.000%) 5.316% due 05/24/24 §	5,125,932	5,178,796
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	1,693,359	1,703,750
NVA Holdings Inc
(2nd Lien)
(LIBOR + 7.000%)
8.333% due 08/14/22 §	250,000	252,344
Term B2
(LIBOR + 3.500%)
4.833% due 08/14/21 §	6,382,119	6,440,955
Parexel International Corp Term B due 08/07/24 µ	5,500,000	5,545,375
Post Holdings Inc Series A (LIBOR + 2.250%) 3.490% due 05/24/24 §	5,611	5,629
Prime Security Services Borrower LLC (LIBOR + 2.750%) 3.985% due 05/02/22 §	6,708,861	6,769,133
Reddy Ice Corp (LIBOR + 5.500%) 6.881% due 05/01/19 §	5,441,129	5,375,634
The Nature’s Bounty Co
(LIBOR + 3.500%)
4.833% due 09/26/24 §	4,000,000	3,969,584
(2nd Lien)
(LIBOR + 7.750%)
9.083% due 09/26/25 §	4,250,000	4,182,710
US Foods Inc Term B (LIBOR + 2.750%) 3.985% due 06/27/23 §	2,089,563	2,105,110
USAGM Holdco LLC (2nd Lien) (LIBOR + 8.500%) 9.811% due 07/28/23 §	1,710,000	1,712,137
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) (LIBOR + 4.750%) 5.990% due 04/01/22 § µ	8,509,980	8,670,606
WEX Inc Term B2 (LIBOR + 2.750%) 3.985% due 06/30/23 §	4,466,137	4,513,589

		90,720,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Energy - 0.8%

Arch Coal Inc Term B (LIBOR + 3.250%) 4.485% due 03/07/24 § µ	$1,994,987	$2,003,716
EP Energy LLC Term B3 (LIBOR + 2.750%) 3.952% due 05/24/18 §	115,921	107,807
Ocean Rig UDW Inc (US Prime + 4.000%) 8.250% due 09/20/24 §	340,411	346,368
Peabody Energy Corp (LIBOR + 3.500%) 4.735% due 03/31/22 §	2,045,132	2,056,635
Traverse Midstream Partners LLC due 09/27/24 µ	750,000	760,312

		5,274,838

Financial - 10.6%

AlixPartners LLP Term B (LIBOR + 3.000%) 4.333% due 04/04/24 § µ	5,978,105	6,004,259
Alliant Holdings I Inc Term B (LIBOR + 3.250%) 4.564% due 08/12/22 §	8,941,675	8,988,646
AmWINS Group Inc
(2nd Lien)
(LIBOR + 6.750%)
7.985% due 01/25/25 §	250,000	256,042
Term B
(LIBOR + 2.750%)
3.984% due 01/25/24 §	496,250	497,835
DTZ US Borrower LLC
(LIBOR + 3.250%)
4.566% due 11/04/21 §	7,133,976	7,159,245
(2nd Lien)
(LIBOR + 8.250%)
9.561% due 11/04/22 §	985,106	989,211
Engineered Machinery Holdings Inc (LIBOR + 3.250%) 4.583% due 07/19/24 §	44,248	44,331
(LIBOR + 3.250%)
4.556% due 07/19/24 §	442,478	443,308
Hub International Ltd Term B (LIBOR + 3.000%) 4.312% due 10/02/20 §	8,960,512	9,027,179
NFP Corp Term B (LIBOR + 3.500%) 4.735% due 01/08/24 §	2,982,475	3,007,507
UFC Holdings LLC (LIBOR + 3.250%) 4.490% due 08/18/23 §	2,984,925	3,000,783
USI Inc
Term B
due 07/26/24 µ	1,750,000	1,746,719
(LIBOR + 3.000%)
4.314% due 05/16/24 §	7,750,000	7,726,587
Vantiv LLC Term B due 08/07/24 µ	1,500,000	1,504,454
VF Holding Corp (LIBOR + 3.250%) 4.485% due 06/30/23 §	10,431,068	10,481,773
WaveDivision Holdings LLC Term B (LIBOR + 2.750%) 4.030% due 10/15/19 §	4,953,556	4,963,463

		65,841,342

	Principal Amount	Value
Industrial - 22.5%

Accudyne Industries LLC (LIBOR + 3.750%) 5.013% due 08/02/24 §	$3,500,000	$3,513,125
Allflex Holdings III Inc (LIBOR + 3.250%) 4.706% due 07/20/20 §	5,837,340	5,885,983
Anchor Glass Container Corp (2nd Lien) (LIBOR + 7.750%) 9.067% due 12/07/24 §	2,350,000	2,395,531
Avolon SARL Term B2 (Luxembourg) (LIBOR + 2.750%) 3.486% due 04/03/22 §	3,491,250	3,502,160
BWAY Holding Co Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	4,738,125	4,752,932
Clark Equipment Co Term B (LIBOR + 2.750%) 4.083% due 05/18/24 §	3,482,500	3,506,804
Columbus McKinnon Corp Term B (LIBOR + 3.000%) 4.333% due 01/31/24 §	1,593,778	1,604,217
Consolidated Container Co LLC (LIBOR + 3.500%) 4.735% due 05/22/24 §	5,000,000	5,038,280
Crosby US Acquisition Corp
(LIBOR + 3.000%)
4.315% due 11/23/20 §	6,348,121	5,883,914
(2nd Lien)
(LIBOR + 6.000%)
7.315% due 11/22/21 §	1,475,000	1,224,250
DAE Aviation Holdings Inc (LIBOR + 3.750%) 4.990% due 07/07/22 §	2,242,376	2,261,436
DiversiTech Holdings Inc
(LIBOR + 3.500%)
4.840% due 06/03/24 §	5,236,875	5,260,876
(2nd Lien)
(LIBOR + 7.500%)
8.840% due 06/02/25 §	3,000,000	3,048,750
EWT Holdings III Corp (LIBOR + 3.750%) 5.083% due 01/15/21 §	2,912,482	2,948,888
Flex Acquisition Co Inc (LIBOR + 3.000%) 4.299% due 12/29/23 §	7,735,625	7,747,228
Forterra Finance LLC Term B (LIBOR + 3.000%) 4.235% due 10/25/23 §	2,483,715	2,110,122
Gardner Denver Inc Term B (LIBOR + 2.750%) 4.083% due 07/30/24 § µ	4,625,000	4,633,936
Gates Global LLC Term B (LIBOR + 3.250%) 4.583% due 04/01/24 §	6,795,970	6,833,042
GYP Holdings III Corp Term B (LIBOR + 3.000%) 4.311% due 04/01/23 §	1,091,464	1,099,821
HGIM Corp Term B (US Prime + 3.500%) 7.750% due 06/18/20 §	4,384,525	1,541,893
Jeld-Wen Inc Term B (LIBOR + 3.000%) 4.333% due 07/01/22 §	7,167,442	7,237,195
Klockner-Pentaplast of America Inc Term B2 (LIBOR + 4.250%) 5.583% due 06/30/22 § µ	6,250,000	6,274,737
Power Products LLC Term B (LIBOR + 4.000%) 5.307% due 12/20/22 §	748,120	755,134

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Proampac PG Borrower LLC
(LIBOR + 4.000%)
5.283% due 11/18/23 §	$8,944,937	$9,049,763
(2nd Lien)
(LIBOR + 8.500%)
9.816% due 11/18/24 §	1,000,000	1,017,500
Quikrete Holdings Inc (LIBOR + 2.750%) 3.985% due 11/15/23 §	6,457,469	6,457,469
Reynolds Group Holdings Inc (LIBOR + 3.000%) 4.235% due 02/05/23 §	9,449,740	9,498,784
Ring Container Technologies Group LLC due 09/27/24 µ	3,000,000	3,007,500
Transcendia Inc (LIBOR + 4.000%) 5.235% due 05/30/24 §	3,491,250	3,539,255
TransDigm Inc
Term F
(LIBOR + 3.000%)
4.269% due 06/09/23 §	8,457,179	8,486,255
Term G
(LIBOR + 3.000%)
4.257% due 08/22/24 §	3,491,250	3,501,434
TricorBraun Holdings Inc (LIBOR + 3.750%) 5.083% due 11/30/23 §	1,353,409	1,364,561
Welbilt Inc Term B (LIBOR + 2.750%) 3.985% due 03/03/23 §	987,879	995,597
Zekelman Industries Inc Term B (LIBOR + 2.750%) 4.073% due 06/14/21 §	987,538	992,475
Zodiac Pool Solutions LLC (LIBOR + 4.000%) 5.333% due 12/20/23 §	3,758,613	3,792,087

		140,762,934

Technology - 10.3%

Almonde Inc
(LIBOR + 3.500%)
4.817% due 06/13/24 §	4,250,000	4,272,589
(2nd Lien)
(LIBOR + 7.250%)
8.567% due 06/13/25 §	250,000	255,536
Applied Systems Inc
(LIBOR + 3.250%)
4.574% due 09/19/24 §	1,000,000	1,010,833
(2nd Lien)
due 09/19/25 µ	4,565,000	4,696,244
Bright Bidco BV Term B (Netherlands) (LIBOR + 4.500%) 5.816% due 06/30/24 §	2,493,750	2,520,246
Cypress Intermediate Holdings III Inc (LIBOR + 3.000%) 4.240% due 04/27/24 §	498,750	498,386
(2nd Lien)
(LIBOR + 6.750%)
7.985% due 04/27/25 §	7,138,750	7,370,759
Hyland Software Inc (LIBOR + 3.250%) 4.485% due 07/01/22 §	997,494	1,008,170
Kronos Inc
(2nd Lien)
(LIBOR + 8.250%)
9.561% due 11/01/24 §	8,075,000	8,351,569
Term B
(LIBOR + 3.500%)
4.811% due 11/01/23 §	4,344,727	4,374,188

	Principal Amount	Value
McAfee LLC Term B due 09/21/24 µ	$3,750,000	$3,772,031
Rackspace Hosting Inc (LIBOR + 3.000%) 4.311% due 11/03/23 §	1,745,625	1,745,937
Solera LLC Term B (LIBOR + 3.250%) 4.485% due 03/03/23 §	11,132,241	11,183,761
Sophia LP Term B (LIBOR + 3.250%) 4.583% due 09/30/22 §	3,323,063	3,323,359
Tempo Acquisition LLC (LIBOR + 3.000%) 4.235% due 05/01/24 §	9,476,250	9,495,989

		63,879,597

Utilities - 2.0%

Energy Future Intermediate Holding Co LLC (LIBOR + 3.000%) 4.235% due 06/30/18 §	3,500,000	3,520,416
Helix Gen Funding LLC Term B (LIBOR + 3.750%) 5.083% due 06/02/24 §	475,821	481,604
Pike Corp (LIBOR + 3.500%) 4.740% due 09/20/24 §	997,500	1,007,350
Talen Energy Supply LLC
Term B1
(LIBOR + 4.000%)
5.235% due 07/15/23 § µ	1,546,115	1,517,770
Term B2
(LIBOR + 4.000%)
5.235% due 04/15/24 §	1,246,239	1,223,651
Vistra Operations Co LLC Term B2 (LIBOR + 2.750%) 3.984% due 12/14/23 § µ	4,857,464	4,879,220

		12,630,011

Total Senior Loan Notes (Cost $594,718,391)		593,730,152

SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $26,790,760; collateralized by U.S. Treasury Notes: 2.750% due 02/15/24 and value $27,327,556)	26,790,492	26,790,492

Total Short-Term Investment (Cost $26,790,492)		26,790,492

TOTAL INVESTMENTS - 102.7% (Cost $641,979,834)		641,081,962

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(17,034,784)

NET ASSETS - 100.0%		$624,047,178

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	An investment with a value of $3,489,219 or 0.6% of the Fund’s net assets was in default as of September 30, 2017.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $148,430 or less than 0.1% of the net assets as of September 30, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Machinery Holdings Inc	$13,274	$13,299	$25
TricorBraun Holdings Inc	135,156	137,488	2,332

	$148,430	$150,787	$2,357

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,331,690	$1,331,690	$-	$-
	Corporate Bonds & Notes	19,229,628	-	19,229,628	-
	Senior Loan Notes	593,730,152	-	593,730,152	-
	Short-Term Investment	26,790,492	-	26,790,492	-
	Unfunded Loan Commitments (1)	150,787	-	150,787	-

	Total	$641,232,749	$1,331,690	$639,901,059	$-

(1)	See note (b) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.6%

Basic Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	$13,075

Communications - 0.1%

Answers Corp (Israel)	47,862	757,813

Consumer, Non-Cyclical - 0.2%

IAP Worldwide Services Inc " ±	121	1,252,368
Millennium Health LLC ±	46,636	52,466

		1,304,834

Energy - 0.1%

Paragon Offshore Finance Co ‘A’	1,303	1,205
Paragon Offshore Finance Co ‘B’ ±	651	11,718
Paragon Offshore Ltd ±	1,303	24,106
Patterson-UTI Energy Inc	140	2,931
Samson Resources II LLC ‘A’	22,647	535,980

		575,940

Financial - 0.1%

RCS Capital Corp ±	33,878	999,401

Industrial - 0.1%

Ameriforge Group Inc ±	22,758	796,530

Utilities - 0.0%

Southcross Holdings Borrower LP ±	52	-
Southcross Holdings Borrower LP ‘A’	52	29,120

		29,120

Total Common Stocks (Cost $2,507,934)		4,476,713

	Principal Amount
CORPORATE BONDS & NOTES - 4.0%

Basic Materials - 0.2%

Allegheny Technologies Inc
5.950% due 01/15/21	$90,000	92,250
7.875% due 08/15/23	65,000	70,525
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	45,884
Big River Steel LLC 7.250% due 09/01/25 ~	60,000	63,810
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	219,569
First Quantum Minerals Ltd (Zambia)
7.000% due 02/15/21 ~	25,000	25,844
7.500% due 04/01/25 ~	200,000	205,250
Freeport-McMoRan Inc 4.550% due 11/14/24	20,000	20,120
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	40,000	42,800
7.625% due 01/15/25 ~	70,000	76,126
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	25,000	22,813
New Gold Inc (Canada)
6.250% due 11/15/22 ~	110,000	114,537
6.375% due 05/15/25 ~	25,000	26,500
Platform Specialty Products Corp
6.500% due 02/01/22 ~	95,000	98,681
10.375% due 05/01/21 ~	30,000	32,775

	Principal Amount	Value
PQ Corp 6.750% due 11/15/22 ~	$160,000	$174,000
SPCM SA (France) 4.875% due 09/15/25 ~	20,000	20,750
Teck Resources Ltd (Canada)
5.200% due 03/01/42	100,000	100,000
5.400% due 02/01/43	25,000	25,383
6.000% due 08/15/40	15,000	16,388
The Chemours Co
5.375% due 05/15/27	20,000	20,850
7.000% due 05/15/25	20,000	22,250
Tronox Finance LLC 7.500% due 03/15/22 ~	40,000	42,350
Tronox Finance PLC 5.750% due 10/01/25 ~	30,000	30,825
Valvoline Inc 5.500% due 07/15/24 ~	15,000	16,050
Venator Finance SARL 5.750% due 07/15/25 ~	30,000	31,275
Versum Materials Inc 5.500% due 09/30/24 ~	75,000	79,687
WR Grace & Co 5.125% due 10/01/21 ~	55,000	59,812

		1,797,104

Communications - 0.9%

Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	212,500
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	211,500
Anixter Inc 5.500% due 03/01/23	85,000	92,756
Avaya Inc 9.000% due 04/01/19 * Y ~	80,000	68,400
Cablevision Systems Corp
5.875% due 09/15/22	20,000	20,750
8.000% due 04/15/20	20,000	22,225
CBS Radio Inc 7.250% due 11/01/24 ~	65,000	69,713
CCO Holdings LLC
5.000% due 02/01/28 ~	80,000	80,400
5.250% due 09/30/22	200,000	206,500
5.375% due 05/01/25 ~	155,000	161,025
5.750% due 02/15/26 ~	85,000	89,462
CenturyLink Inc
6.750% due 12/01/23	260,000	263,988
7.500% due 04/01/24	60,000	62,263
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	10,000	10,238
Cincinnati Bell Inc 7.000% due 07/15/24 ~	90,000	88,200
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	242,981
CommScope Technologies LLC
5.000% due 03/15/27 ~	75,000	75,375
6.000% due 06/15/25 ~	90,000	96,637
CSC Holdings LLC
5.250% due 06/01/24	100,000	101,375
6.750% due 11/15/21	100,000	110,750
8.625% due 02/15/19	35,000	38,019
10.125% due 01/15/23 ~	200,000	231,250
DISH DBS Corp
5.875% due 07/15/22	100,000	106,500
5.875% due 11/15/24	25,000	26,286
EIG Investors Corp 10.875% due 02/01/24	75,000	82,875
Frontier Communications Corp
6.250% due 09/15/21	65,000	53,606
6.875% due 01/15/25	80,000	60,200
8.500% due 04/15/20	25,000	24,313
10.500% due 09/15/22	60,000	52,500
11.000% due 09/15/25	35,000	29,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Hughes Satellite Systems Corp
5.250% due 08/01/26	$45,000	$46,969
6.625% due 08/01/26	210,000	225,225
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	55,000	46,888
7.250% due 10/15/20	25,000	24,188
7.500% due 04/01/21	10,000	9,525
8.000% due 02/15/24 ~	60,000	64,650
9.750% due 07/15/25 ~	50,000	50,625
Level 3 Financing Inc
5.250% due 03/15/26	85,000	87,311
5.375% due 01/15/24	45,000	46,181
MDC Partners Inc 6.500% due 05/01/24 ~	150,000	151,875
MHGE Parent LLC 8.500% Cash or 9.250% PIK due 08/01/19 ~	30,000	30,075
Netflix Inc 5.875% due 02/15/25	90,000	98,662
SFR Group SA (France)
6.000% due 05/15/22 ~	205,000	214,481
7.375% due 05/01/26 ~	200,000	216,250
Sirius XM Radio Inc
5.000% due 08/01/27 ~	50,000	51,250
6.000% due 07/15/24 ~	150,000	161,812
Sprint Capital Corp 6.875% due 11/15/28	35,000	39,288
Sprint Communications Inc 7.000% due 08/15/20	110,000	120,463
Sprint Corp
7.250% due 09/15/21	80,000	89,100
7.625% due 02/15/25	65,000	74,912
7.875% due 09/15/23	515,000	598,687
Symantec Corp 5.000% due 04/15/25 ~	35,000	36,685
T-Mobile USA Inc
6.500% due 01/15/26	240,000	265,500
6.625% due 04/01/23	55,000	58,026
Tribune Media Co 5.875% due 07/15/22	70,000	73,150
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	209,000
Zayo Group LLC
5.750% due 01/15/27 ~	220,000	233,750
6.375% due 05/15/25	45,000	48,662

		6,365,702

Consumer, Cyclical - 0.6%

AMC Entertainment Holdings Inc
5.875% due 11/15/26	30,000	29,550
6.125% due 05/15/27	100,000	99,250
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	15,000	15,338
6.500% due 04/01/27 ~	15,000	15,169
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	83,824
CRC Escrow Issuer LLC 5.250% due 10/15/25	130,000	130,000
Dollar Tree Inc
5.250% due 03/01/20	80,000	82,320
5.750% due 03/01/23	190,000	201,324
Eldorado Resorts Inc 6.000% due 04/01/25	55,000	58,036
GLP Capital LP 5.375% due 04/15/26	75,000	82,031
Golden Nugget Inc 8.750% due 10/01/25 ~	75,000	76,500
H&E Equipment Services Inc 5.625% due 09/01/25 ~	15,000	15,863

	Principal Amount	Value
HD Supply Inc 5.750% due 04/15/24 ~	$85,000	$91,162
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	55,000	56,238
Hot Topic Inc 9.250% due 06/15/21 ~	60,000	50,925
L Brands Inc 6.875% due 11/01/35	95,000	93,100
Landry’s Inc 6.750% due 10/15/24 ~	160,000	162,200
Mattamy Group Corp (Canada)
6.500% due 10/01/25 ~	40,000	41,200
6.875% due 12/15/23 ~	85,000	89,197
MGM Resorts International
6.000% due 03/15/23	105,000	116,025
7.750% due 03/15/22	365,000	427,050
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	56,306
National CineMedia LLC 6.000% due 04/15/22	60,000	61,500
Navistar International Corp 8.250% due 11/01/21	80,000	80,502
NCL Corp Ltd
4.625% due 11/15/20 ~	85,000	87,337
4.750% due 12/15/21 ~	50,000	52,000
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	95,000	95,594
4.625% due 01/15/22 ~	105,000	108,019
5.000% due 10/15/25 # ~	50,000	51,125
5.000% due 10/15/25 ~	95,000	97,137
Party City Holdings Inc 6.125% due 08/15/23 ~	135,000	141,075
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	213,500
Sabre GLBL Inc
5.250% due 11/15/23 ~	80,000	82,600
5.375% due 04/15/23 ~	35,000	36,446
Sally Holdings LLC 5.625% due 12/01/25	80,000	82,400
Scientific Games International Inc 7.000% due 01/01/22 ~	35,000	37,231
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	95,000	93,575
Tempur Sealy International Inc 5.625% due 10/15/23	60,000	63,375
The Scotts Miracle-Gro Co 6.000% due 10/15/23	280,000	300,300
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	107,500
United Continental Holdings Inc 4.250% due 10/01/22	35,000	35,306
Viking Cruises Ltd
5.875% due 09/15/27 ~	55,000	55,327
6.250% due 05/15/25 ~	70,000	72,537
Vista Outdoor Inc 5.875% due 10/01/23	50,000	51,688
Wabash National Corp 5.500% due 10/01/25 ~	40,000	40,900
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	163,525

		4,283,107

Consumer, Non-Cyclical - 0.7%

Acadia Healthcare Co Inc 6.500% due 03/01/24	35,000	37,756
Albertsons Cos LLC 5.750% due 03/15/25	40,000	35,400
Alere Inc
6.375% due 07/01/23 ~	40,000	43,100
6.500% due 06/15/20	80,000	81,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Avantor Inc 6.000% due 10/01/24 # ~	$25,000	$25,625
Booz Allen Hamilton Inc 5.125% due 05/01/25 ~	10,000	10,125
Centene Corp
4.750% due 05/15/22	35,000	36,706
4.750% due 01/15/25	90,000	93,600
5.625% due 02/15/21	70,000	72,989
6.125% due 02/15/24	70,000	75,863
Central Garden & Pet Co 6.125% due 11/15/23	110,000	117,700
CHS/Community Health Systems Inc
6.250% due 03/31/23	170,000	168,512
7.125% due 07/15/20	70,000	63,438
Dean Foods Co 6.500% due 03/15/23 ~	145,000	147,537
Dole Food Co Inc 7.250% due 06/15/25 ~	165,000	179,231
Eagle Holding Co II LLC 7.625% Cash and 8.375% PIK due 05/15/22 ~	50,000	52,000
Envision Healthcare Corp
5.625% due 07/15/22	45,000	47,081
6.250% due 12/01/24 ~	100,000	107,625
FTI Consulting Inc 6.000% due 11/15/22	325,000	336,781
Gartner Inc 5.125% due 04/01/25 ~	50,000	52,875
HCA Inc
4.500% due 02/15/27	10,000	10,250
5.875% due 02/15/26	100,000	107,598
6.500% due 02/15/20	25,000	27,281
7.500% due 02/15/22	390,000	448,379
Hologic Inc 5.250% due 07/15/22 ~	120,000	126,450
IHS Markit Ltd 5.000% due 11/01/22 ~	95,000	102,837
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	63,000	70,245
Jaguar Holding Co II 6.375% due 08/01/23 ~	200,000	209,750
KAR Auction Services Inc 5.125% due 06/01/25 ~	50,000	52,125
Kinetic Concepts Inc
7.875% due 02/15/21 ~	230,000	241,787
12.500% due 11/01/21 ~	75,000	83,813
Laureate Education Inc 8.250% due 05/01/25 ~	100,000	108,000
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	65,000	70,038
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	20,000	20,700
5.875% due 09/30/27 ~	25,000	25,688
Pinnacle Foods Finance LLC 5.875% due 01/15/24	35,000	37,275
Post Holdings Inc
5.000% due 08/15/26 ~	75,000	75,047
5.500% due 03/01/25 ~	75,000	78,000
5.750% due 03/01/27 ~	100,000	103,500
8.000% due 07/15/25 ~	35,000	39,725
PRA Holdings Inc 9.500% due 10/01/23 ~	55,000	60,225
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	80,000	88,485
Spectrum Brands Inc
5.750% due 07/15/25	130,000	139,100
6.625% due 11/15/22	45,000	47,025
Team Health Holdings Inc 6.375% due 02/01/25 ~	75,000	71,250

	Principal Amount	Value
Teleflex Inc 5.250% due 06/15/24	$35,000	$37,188
Tenet Healthcare Corp
6.000% due 10/01/20	70,000	74,775
6.750% due 06/15/23	15,000	14,419
7.500% due 01/01/22 ~	25,000	26,531
8.125% due 04/01/22	130,000	132,600
The Hertz Corp 5.500% due 10/15/24 ~	25,000	22,625
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	51,500
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	87,800
TMS International Corp 7.250% due 08/15/25 ~	50,000	51,250
TreeHouse Foods Inc 6.000% due 02/15/24 ~	140,000	150,325
United Rentals North America Inc
5.500% due 05/15/27	10,000	10,688
7.625% due 04/15/22	27,000	28,135
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	190,000	190,654
Valeant Pharmaceuticals International Inc
5.625% due 12/01/21 ~	50,000	47,000
6.500% due 03/15/22 ~	50,000	52,875
7.000% due 03/15/24 ~	105,000	112,087
7.500% due 07/15/21 ~	75,000	75,000
Vizient Inc 10.375% due 03/01/24 ~	75,000	86,437
WellCare Health Plans Inc 5.250% due 04/01/25	125,000	131,875

		5,613,881

Diversified - 0.0%

HRG Group Inc 7.875% due 07/15/19	140,000	142,835

Energy - 0.7%

Andeavor Logistics LP
5.250% due 01/15/25	25,000	26,875
6.250% due 10/15/22	65,000	69,469
Antero Midstream Partners LP 5.375% due 09/15/24	40,000	41,600
Antero Resources Corp
5.375% due 11/01/21	145,000	149,350
5.625% due 06/01/23	55,000	57,613
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	100,000	102,750
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27 ~	55,000	56,925
5.875% due 03/31/25	175,000	189,000
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	85,000	87,125
Chesapeake Energy Corp 8.000% due 12/15/22 ~	7,000	7,578
Concho Resources Inc 5.500% due 04/01/23	365,000	375,366
CrownRock LP 7.750% due 02/15/23 ~	160,000	171,600
CVR Refining LLC 6.500% due 11/01/22	230,000	235,750
Denbury Resources Inc 9.000% due 05/15/21 ~	25,000	24,531
Diamondback Energy Inc
4.750% due 11/01/24	20,000	20,500
5.375% due 05/31/25	50,000	52,375
Endeavor Energy Resources LP
7.000% due 08/15/21 ~	160,000	166,200
8.125% due 09/15/23 ~	40,000	43,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Energy Transfer Equity LP 5.875% due 01/15/24	$105,000	$113,269
EP Energy LLC
8.000% due 11/29/24 ~	35,000	35,525
8.000% due 02/15/25 ~	35,000	27,431
Extraction Oil & Gas Inc
7.375% due 05/15/24 ~	20,000	20,900
7.875% due 07/15/21 ~	65,000	68,900
Great Western Petroleum LLC 9.000% due 09/30/21 ~	95,000	96,069
Gulfport Energy Corp
6.000% due 10/15/24	45,000	45,563
6.625% due 05/01/23	95,000	96,662
Halcon Resources Corp 6.750% due 02/15/25 ~	50,000	52,000
Holly Energy Partners LP 6.000% due 08/01/24 ~	20,000	21,075
Matador Resources Co 6.875% due 04/15/23	70,000	74,462
Murphy Oil Corp 6.875% due 08/15/24	20,000	21,375
Murphy Oil USA Inc
5.625% due 05/01/27	20,000	21,575
6.000% due 08/15/23	190,000	200,925
Newfield Exploration Co
5.375% due 01/01/26	15,000	15,862
5.625% due 07/01/24	205,000	220,887
NGPL PipeCo LLC
4.375% due 08/15/22 ~	15,000	15,600
4.875% due 08/15/27 ~	15,000	15,755
Oasis Petroleum Inc 6.875% due 01/15/23	35,000	35,700
Parsley Energy LLC
5.250% due 08/15/25 ~	25,000	25,531
5.375% due 01/15/25 ~	45,000	46,181
6.250% due 06/01/24 ~	60,000	63,450
Pattern Energy Group Inc 5.875% due 02/01/24 ~	35,000	37,100
PBF Holding Co LLC
7.000% due 11/15/23	15,000	15,525
7.250% due 06/15/25 ~	25,000	25,625
PBF Logistics LP 6.875% due 05/15/23	75,000	77,437
PDC Energy Inc 6.125% due 09/15/24	15,000	15,750
Precision Drilling Corp (Canada)
6.500% due 12/15/21	10,000	10,175
7.750% due 12/15/23	5,000	5,125
Resolute Energy Corp 8.500% due 05/01/20	65,000	66,463
Rice Energy Inc 7.250% due 05/01/23	55,000	59,675
RSP Permian Inc 6.625% due 10/01/22	130,000	136,825
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 # ~	65,000	65,569
6.750% due 05/01/23 ~	90,000	95,287
6.875% due 06/30/23 ~	55,000	58,575
8.250% due 05/15/20 ~	210,000	220,500
SM Energy Co
6.125% due 11/15/22	10,000	10,075
6.500% due 01/01/23	95,000	96,187
6.750% due 09/15/26	45,000	45,225
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	50,000	51,875
Sunoco LP 6.375% due 04/01/23	105,000	112,087
Tallgrass Energy Partners LP 5.500% due 01/15/28 ~	100,000	101,750

	Principal Amount	Value
The Williams Cos Inc
3.700% due 01/15/23	$100,000	$100,000
4.550% due 06/24/24	10,000	10,400
5.750% due 06/24/44	15,000	15,938
Triangle USA Petroleum Corp 6.750% due 07/15/22 * Y ~ " ±	60,000	17,700
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	55,000	51,700
Weatherford International Ltd
8.250% due 06/15/23	15,000	15,488
9.875% due 02/15/24 ~	35,000	38,675
Whiting Petroleum Corp 5.000% due 03/15/19	15,000	15,080
WildHorse Resource Development Corp 6.875% due 02/01/25 ~	95,000	95,119
Williams Partners LP 4.875% due 03/15/24	15,000	15,736

		4,895,170

Financial - 0.3%

Alliance Data Systems Corp
5.875% due 11/01/21 ~	65,000	67,762
6.375% due 04/01/20 ~	30,000	30,488
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	90,000	95,381
Ally Financial Inc 8.000% due 12/31/18	250,000	268,050
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	211,000
Equinix Inc REIT
5.375% due 05/15/27	40,000	43,600
5.875% due 01/15/26	125,000	137,656
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	170,981
FBM Finance Inc 8.250% due 08/15/21 ~	55,000	59,125
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	105,000	112,350
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	75,000	75,328
HUB International Ltd 7.875% due 10/01/21 ~	100,000	104,250
Icahn Enterprises LP 6.250% due 02/01/22	90,000	94,050
JPMorgan Chase & Co (LIBOR + 3.780%) 6.750% due 02/01/24 §	25,000	28,627
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	40,000	40,800
4.500% due 01/15/28 ~	25,000	25,283
5.625% due 05/01/24	65,000	70,758
Navient Corp
5.000% due 10/26/20	45,000	46,406
5.500% due 01/15/19	140,000	145,023
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	57,200
SBA Communications Corp REIT
4.000% due 10/01/22 ~	40,000	40,200
4.875% due 09/01/24	15,000	15,469

		1,939,787

Industrial - 0.3%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	50,000	52,375
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	50,000	53,063
Berry Global Inc 6.000% due 10/15/22	45,000	47,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	$50,000	$53,938
Builders FirstSource Inc
5.625% due 09/01/24 ~	30,000	31,838
10.750% due 08/15/23 ~	34,000	38,930
BWAY Holding Co
5.500% due 04/15/24 ~	70,000	73,237
7.250% due 04/15/25 ~	50,000	51,625
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	106,575
CD&R Waterworks Merger Sub LLC 6.125% due 08/15/25 ~	30,000	31,059
Clean Harbors Inc 5.125% due 06/01/21	45,000	45,829
Cloud Crane LLC 10.125% due 08/01/24 ~	10,000	11,125
Covanta Holding Corp
5.875% due 03/01/24	40,000	39,800
5.875% due 07/01/25	30,000	29,588
6.375% due 10/01/22	65,000	66,950
DAE Funding LLC (United Arab Emirates)
4.500% due 08/01/22 ~	40,000	41,095
5.000% due 08/01/24 ~	70,000	71,925
GFL Environmental Inc (Canada)
5.625% due 05/01/22 ~	15,000	15,675
9.875% due 02/01/21 ~	25,000	26,775
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	55,000	59,537
Novelis Corp
5.875% due 09/30/26 ~	55,000	55,962
6.250% due 08/15/24 ~	40,000	41,808
Orbital ATK Inc 5.250% due 10/01/21	60,000	62,250
Owens-Brockway Glass Container Inc
5.875% due 08/15/23 ~	120,000	132,825
6.375% due 08/15/25 ~	130,000	147,306
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	150,000	156,394
5.500% due 02/15/24 ~	50,000	52,625
Standard Industries Inc
5.500% due 02/15/23 ~	90,000	95,512
6.000% due 10/15/25 ~	100,000	109,596
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	70,000	71,225
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	115,000
TransDigm Inc
5.500% due 10/15/20	20,000	20,325
6.000% due 07/15/22	125,000	130,000
6.500% due 07/15/24	120,000	124,200
Watco Cos LLC 6.375% due 04/01/23 ~	70,000	72,975
Welbilt Inc 9.500% due 02/15/24	95,000	109,606
Wrangler Buyer Corp 6.000% due 10/01/25 ~	10,000	10,225
XPO Logistics Inc 6.125% due 09/01/23 ~	25,000	26,188
Zebra Technologies Corp 7.250% due 10/15/22	18,000	19,091
Zekelman Industries Inc 9.875% due 06/15/23 ~	5,000	5,650

		2,507,627

Technology - 0.2%

Camelot Finance SA 7.875% due 10/15/24 ~	40,000	43,200
Dell International LLC 7.125% due 06/15/24 ~	155,000	171,302

	Principal Amount	Value
Exela Intermediate LLC 10.000% due 07/15/23 ~	$50,000	$49,375
First Data Corp 5.000% due 01/15/24 ~	30,000	31,262
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	95,000	97,166
Infor US Inc
5.750% due 08/15/20 ~	45,000	46,350
6.500% due 05/15/22	75,000	78,140
j2 Cloud Services LLC 6.000% due 07/15/25 ~	100,000	105,125
Micron Technology Inc
5.250% due 08/01/23 ~	25,000	26,200
7.500% due 09/15/23	85,000	94,669
Microsemi Corp 9.125% due 04/15/23 ~	105,000	120,356
Riverbed Technology Inc 8.875% due 03/01/23 ~	200,000	191,250
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	220,000
Solera LLC 10.500% due 03/01/24 ~	65,000	74,324
SS&C Technologies Holdings Inc 5.875% due 07/15/23	105,000	111,345
Western Digital Corp
7.375% due 04/01/23 ~	175,000	192,150
10.500% due 04/01/24	175,000	206,062

		1,858,276

Utilities - 0.1%

AES Corp
5.500% due 03/15/24	10,000	10,488
5.500% due 04/15/25	205,000	216,531
6.000% due 05/15/26	15,000	16,200
AmeriGas Partners LP
5.500% due 05/20/25	35,000	36,138
5.750% due 05/20/27	30,000	30,825
Dynegy Inc
7.375% due 11/01/22	45,000	47,137
7.625% due 11/01/24	75,000	78,094
8.000% due 01/15/25 ~	30,000	31,200
8.125% due 01/30/26 ~	50,000	51,562
NextEra Energy Operating Partners LP
4.250% due 09/15/24 ~	25,000	25,594
4.500% due 09/15/27 ~	40,000	40,850
NRG Yield Operating LLC
5.000% due 09/15/26	55,000	57,475
5.375% due 08/15/24	50,000	52,750

		694,844

Total Corporate Bonds & Notes (Cost $28,817,308)		30,098,333

SENIOR LOAN NOTES - 90.6%

Basic Materials - 3.3%

Alpha 3 BV Term B1 (Netherlands) (LIBOR + 3.000%) 4.333% due 01/31/24 §	324,188	325,876
Aruba Investments Inc Term B (LIBOR + 3.500%) 4.833% due 02/02/22 §	237,445	238,284
Ashland Inc Term B (LIBOR + 2.000%) 3.292% due 05/17/24 §	473,813	476,182
Axalta Coating Systems US Holdings Inc (LIBOR + 2.000%) 3.333% due 06/01/24 §	6,334,125	6,373,384

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Emerald Performance Materials LLC (LIBOR + 3.500%) 4.735% due 08/01/21 §	$408,251	$411,057
Expera Specialty Solutions LLC Term B (LIBOR + 4.750%) 5.985% due 11/03/23 §	643,500	648,326
Fairmount Santrol Inc Term B2 (LIBOR + 3.500%) 4.735% due 09/05/19 §	1,693,075	1,677,554
Ferro Corp Term B (LIBOR + 2.500%) 3.735% due 02/14/24 §	248,750	250,188
Flint Group GmbH Term C (Germany) (LIBOR + 3.000%) 4.313% due 09/07/21 §	130,724	127,947
Flint Group US LLC Term B2 (LIBOR + 3.000%) 4.313% due 09/07/21 §	790,776	773,972
Huntsman International LLC Term B2 (LIBOR + 3.000%) 4.235% due 04/01/23 §	522,026	525,615
Ineos US Finance LLC (LIBOR + 2.750%) 3.985% due 03/31/22 §	536,317	539,904
(LIBOR + 2.750%) 3.985% due 04/01/24 §	397,000	399,729
Kraton Polymers LLC (LIBOR + 3.000%) 4.235% due 01/06/22 §	1,498,797	1,518,751
MacDermid Inc Term B6 (LIBOR + 3.000%) 4.235% due 06/07/23 §	1,098,686	1,104,866
Minerals Technologies Inc Term B (LIBOR + 2.250%) 3.517% due 02/14/24 §	726,154	730,238
New Day Aluminum LLC (LIBOR + 4.000%) 4.000% Cash of 6.000% PIK due 10/28/20 § " ±	37,685	22,611
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 * § Y " ±	626,466	99,796
Orion Engineered Carbons GmbH (Germany) (LIBOR + 2.500%) 3.833% due 07/25/21 §	880,733	884,036
PolyOne Corp Term B3 (LIBOR + 2.000%) 3.234% due 11/11/22 §	911,284	917,549
PQ Corp (LIBOR + 3.250%) 4.562% due 11/04/22 §	1,505,976	1,521,843
Signode Industrial Group US Inc Term B (LIBOR + 2.750%) 4.031% due 05/04/21 §	722,326	723,681
Solenis International LP (LIBOR + 3.250%) 4.567% due 07/31/21 §	241,592	241,463
Tata Chemicals North American Inc Term B (LIBOR + 2.750%) 4.125% due 08/07/20 §	661,595	666,143
Tronox Blocked Borrower LLC Term B due 09/22/24 µ	869,186	873,464
Tronox Finance LLC Term B due 09/22/24 µ	2,005,814	2,015,687
Venator Materials Corp Term B (LIBOR + 3.000%) 4.312% due 08/08/24 §	325,000	326,828
Versum Materials Inc (LIBOR + 2.500%) 3.833% due 09/29/23 §	371,250	373,628

		24,788,602

	Principal Amount	Value
Communications - 14.8%

ALM Media Holdings Inc (LIBOR + 4.500%) 5.833% due 07/31/20 §	$346,875	$322,594
Ancestry.com Operations Inc (LIBOR + 3.250%) 4.490% due 10/19/23 §	1,336,500	1,345,411
Answers Finance LLC (2nd Lien) (PRIME + 7.900%) 12.150% due 09/15/21 §	248,034	238,733
AP NMT Acquisition BV (Netherlands) (LIBOR + 5.750%) 7.049% due 08/13/21 §	363,750	351,625
Atlantic Broadband Finance LLC Term B (LIBOR + 2.500%) 3.735% due 11/30/19 §	824,943	828,037
Campaign Monitor Finance Pty Ltd (Australia) (LIBOR + 5.250%) 6.583% due 03/18/21 § " ±	565,953	559,332
CBS Radio Inc Term B due 10/17/23 µ	300,000	302,400
(LIBOR + 3.500%) 4.737% due 10/17/23 §	2,531,017	2,552,374
CenturyLink Inc Term B (Prime + 1.750%) 2.750% due 01/31/25 §	4,325,000	4,199,112
Charter Communications Operating LLC Term I (LIBOR + 2.250%) 3.490% due 01/15/24 §	1,773,000	1,782,234
Colorado Buyer Inc Term B (LIBOR + 3.000%) 4.310% due 05/01/24 §	1,496,250	1,504,105
CommScope Inc Term B5 (LIBOR + 2.000%) 3.235% due 12/29/22 §	7,547,390	7,574,515
Consolidated Communications Inc Term B (LIBOR + 3.000%) 4.240% due 10/04/23 §	622,545	608,849
CPI International Inc (LIBOR + 3.500%) 4.735% due 07/26/24 §	550,000	551,117
CSC Holdings LLC (LIBOR + 2.250%) 3.484% due 07/17/25 §	5,700,557	5,671,507
Cumulus Media Holdings Inc (LIBOR + 3.250%) 4.490% due 12/23/20 §	2,232,217	1,847,160
Digicel International Finance Ltd Term B (Bermuda) (LIBOR + 3.750%) 5.070% due 05/28/24 §	1,775,000	1,788,868
EIG Investors Corp (LIBOR + 4.000%) 5.318% due 02/09/23 §	2,927,722	2,960,354
Entercom Radio LLC (LIBOR + 3.500%) 4.737% due 11/01/23 §	596,354	598,591
Entravision Communications Corp (LIBOR + 2.500%) 3.833% due 05/31/20 §	444,667	445,640
Extreme Reach Inc (LIBOR + 6.250%) 7.590% due 02/07/20 §	443,871	443,131
Frontier Communications Corp Term B1 (LIBOR + 3.750%) 4.990% due 06/15/24 §	1,571,063	1,497,840

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Getty Images Inc Term B (LIBOR + 3.500%) 4.833% due 10/18/19 §	$2,445,152	$2,122,260
Global Eagle Entertainment Inc (LIBOR + 7.000%) 8.456% due 01/06/23 §	715,938	700,276
Go Daddy Operating Co LLC Term B (LIBOR + 2.500%) 3.735% due 02/15/24 §	3,338,029	3,350,339
Gray Television Inc Term B (LIBOR + 2.500%) 3.737% due 02/07/24 §	198,500	199,927
Hubbard Radio LLC Term B (LIBOR + 3.250%) 4.490% due 05/27/22 §	458,333	460,052
iHeartCommunications Inc Term D (LIBOR + 6.750%) 8.083% due 01/30/19 §	1,102,586	853,402
Term E (LIBOR + 7.500%) 8.833% due 07/30/19 §	354,610	273,050
Infoblox Inc (LIBOR + 5.000%) 6.235% due 11/07/23 §	1,845,375	1,860,946
Intelsat Jackson Holdings SA Term B2 (Luxembourg) (LIBOR + 2.750%) 4.071% due 06/30/19 §	4,525,000	4,516,045
ION Trading Finance Ltd Term B1 (Ireland) (LIBOR + 2.750%) 4.083% due 08/11/23 §	1,164,820	1,163,364
IPC Corp Term B (LIBOR + 4.500%) 5.820% due 08/06/21 §	1,340,625	1,287,000
JD Power & Associates (LIBOR + 4.250%) 5.583% due 09/07/23 §	694,870	698,779
Level 3 Financing Inc Term B (LIBOR + 2.250%) 3.486% due 02/22/24 §	1,875,000	1,876,674
Match Group Inc Term B (LIBOR + 2.500%) 3.809% due 11/16/22 §	426,563	430,028
Mediacom Illinois LLC Term K (LIBOR + 2.250%) 3.450% due 02/15/24 §	413,360	415,220
MH Sub I LLC (LIBOR + 3.500%) 4.820% due 09/13/24 §	425,000	423,292
Mission Broadcasting Inc Term B2 (LIBOR + 2.500%) 3.737% due 01/17/24 §	187,190	187,874
Nexstar Broadcasting Inc Term B2 (LIBOR + 2.500%) 3.737% due 01/17/24 §	1,495,260	1,500,724
Nielsen Finance LLC Term B4 (LIBOR + 2.000%) 3.235% due 10/04/23 §	4,987,500	5,002,517
Numericable Group SA Term B11 (France) (LIBOR + 2.750%) 4.061% due 07/31/25 §	1,147,125	1,145,423
Numericable US LLC Term B10 (LIBOR + 3.250%) 4.561% due 01/14/25 §	498,744	500,965
Onvoy LLC Term B (LIBOR + 4.500%) 5.833% due 02/10/24 §	1,791,000	1,789,881
ProQuest LLC Term B (LIBOR + 3.750%) 4.985% due 10/24/21 §	955,968	965,527

	Principal Amount	Value
Radiate Holdco LLC (LIBOR + 3.000%) 4.235% due 02/01/24 §	$447,750	$442,363
Raycom TV Broadcasting LLC Term B (LIBOR + 2.750%) 3.987% due 07/25/24 §	900,000	904,500
SBA Senior Finance II LLC Term B1 (LIBOR + 2.250%) 3.490% due 03/24/21 §	1,427,063	1,433,108
Sinclair Television Group Inc Term B2 (LIBOR + 2.250%) 3.490% due 01/03/24 §	1,664,919	1,669,949
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) (LIBOR + 3.500%) 4.735% due 08/14/20 §	566,252	567,951
Sprint Communications Inc Term B (LIBOR + 2.500%) 3.750% due 02/02/24 §	2,139,250	2,145,171
SurveyMonkey Inc (LIBOR + 4.500%) 5.840% due 04/13/24 §	1,022,438	1,033,940
Switch Ltd Term B (LIBOR + 2.750%) 3.985% due 06/27/24 §	224,438	226,457
Telenet Financing USD LLC Term AI (LIBOR + 2.750%) 3.984% due 06/30/25 §	2,400,000	2,409,667
Telesat Canada Term B4 (Canada) (LIBOR + 3.000%) 4.240% due 11/17/23 §	6,004,520	6,062,956
The E.W. Scripps Co Term B due 08/16/24 µ	325,000	326,524
Tibco Software Inc Term B (LIBOR + 3.500%) 4.740% due 12/04/20 §	473,806	476,556
Uber Technologies Term B (LIBOR + 4.000%) 5.237% due 07/13/23 §	4,566,437	4,584,132
Univision Communications Inc Term C5 (LIBOR + 2.750%) 3.985% due 03/15/24 §	4,317,677	4,284,315
UPC Financing Partnership Term AP (LIBOR + 2.750%) 3.984% due 04/15/25 §	1,625,000	1,632,690
Vestcom Parent Holdings Inc (LIBOR + 4.000%) 5.235% due 12/19/23 §	1,767,678	1,783,145
Virgin Media Bristol LLC Term I (LIBOR + 2.750%) 3.984% due 01/31/25 §	4,150,000	4,170,426
Vivid Seats Ltd (LIBOR + 4.000%) 5.235% due 06/30/24 §	872,813	873,904
Ziggo Secured Finance Partnership Term E (LIBOR + 2.500%) 3.734% due 04/15/25 §	5,150,000	5,155,366

		109,880,214

Consumer, Cyclical - 12.5%

Amaya Holdings BV Term B (Netherlands) (LIBOR + 3.500%) 4.833% due 08/01/21 §	2,338,377	2,349,418
AMC Entertainment Inc (LIBOR + 2.250%) 3.484% due 12/15/22 §	1,817,625	1,817,080
Term B (LIBOR + 2.250%) 3.484% due 12/15/23 §	323,375	322,607

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
American Axle & Manufacturing Inc Term B (LIBOR + 2.250%) 3.490% due 04/06/24 §	$1,900,938	$1,900,740
American Builders & Contractors Supply Co Inc Term B (LIBOR + 2.500%) 3.735% due 10/31/23 §	1,592,000	1,600,208
Aristocrat Leisure Ltd (Australia) due 09/19/24 µ	450,000	451,238
Ascena Retail Group Inc Term B (LIBOR + 4.500%) 5.750% due 08/21/22 §	1,277,699	1,050,109
Avantor Inc due 09/07/24 µ	1,050,000	1,053,281
Bass Pro Group LLC Term B (LIBOR + 5.000%) 6.235% due 12/16/23 §	800,000	756,000
BJ’s Wholesale Club Inc (LIBOR + 3.750%) 4.982% due 02/03/24 §	598,500	575,027
Bombardier Recreational Products Inc Term B (Canada) (LIBOR + 3.000%) 4.240% due 06/30/23 §	2,747,250	2,767,363
Boyd Gaming Corp Term B3 (LIBOR + 2.500%) 3.694% due 09/15/23 §	2,284,896	2,294,100
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/22 § Y	1,059,209	1,281,643
CDS US Intermediate Holdings Inc (LIBOR + 3.750%) 5.083% due 07/08/22 §	1,108,141	1,111,881
Centerplate Inc Term A (LIBOR + 3.750%) 5.132% due 11/26/19 §	447,921	448,201
CityCenter Holdings LLC Term B (LIBOR + 2.500%) 3.735% due 04/18/24 §	6,708,188	6,742,252
ClubCorp Club Operations Inc (LIBOR + 3.250%) 4.588% due 08/15/24 § µ	1,500,000	1,493,169
CS Intermediate Holdco 2 LLC Term B (LIBOR + 2.250%) 3.583% due 11/02/23 §	261,028	262,100
Cyan Blue Holdco 3 Ltd Term B (United Kingdom) (LIBOR + 3.500%) 4.833% due 07/26/24 §	249,375	251,141
David’s Bridal Inc Term B (LIBOR + 4.000%) 5.340% due 10/11/19 §	1,207,730	948,068
Delta 2 SARL Term B3 (Luxembourg) (LIBOR + 3.000%) 4.235% due 02/01/24 §	2,975,000	2,989,200
Dragon Merger Sub LLC (LIBOR + 4.000%) 5.313% due 07/24/24 §	725,000	733,609
Eldorado Resorts LLC Term B (LIBOR + 2.250%) 3.563% due 04/17/24 §	1,900,108	1,900,503
Evergreen Acqco 1 LP (LIBOR + 3.750%) 5.064% due 07/09/19 §	2,008,364	1,882,004
FCA US LLC Term B (LIBOR + 2.000%) 3.240% due 12/31/18 §	992,984	997,576
Federal-Mogul Holdings Corp Term C (LIBOR + 3.750%) 4.983% due 04/15/21 §	4,088,906	4,111,481

	Principal Amount	Value
Four Seasons Hotels Ltd (Canada) (LIBOR + 2.500%) 3.735% due 11/30/23 §	$570,688	$574,477
Gateway Casinos & Entertainment Ltd Term B1 (Canada) (LIBOR + 3.750%) 5.083% due 02/22/23 §	249,375	251,245
Golden Nugget Inc (LIBOR + 3.250%) 4.488% due 10/04/23 § µ	2,025,793	2,038,960
Harbor Freight Tools USA Inc Term B (LIBOR + 3.250%) 4.485% due 08/18/23 §	1,004,100	1,008,424
Hayward Industries Inc (LIBOR + 3.500%) 4.735% due 08/05/24 §	375,000	377,891
HD Supply Waterworks Ltd Term B (LIBOR + 3.00%) 4.455% due 08/01/24 §	650,000	653,412
Horizon Global Corp Term B (LIBOR + 4.500%) 5.735% due 06/30/21 §	945,547	956,775
J. Crew Group Inc Term B (LIBOR + 3.000%) 4.287% due 03/05/21 § " ±	2,370,032	1,219,382
Kasima LLC Term B (LIBOR + 2.500%) 3.826% due 05/17/21 §	250,735	252,720
La Quinta Intermediate Holdings LLC Term B (LIBOR + 2.750%) 4.054% due 04/14/21 §	774,483	779,928
Libbey Glass Inc Term B (LIBOR + 3.000%) 4.235% due 04/09/21 §	1,258,305	1,163,932
Neiman Marcus Group Ltd LLC (LIBOR + 3.250%) 4.481% due 10/25/20 §	1,056,131	790,449
New Red Finance Term B3 (Canada) (LIBOR + 2.250%) 3.523% due 02/16/24 §	5,985,444	5,986,067
NPC International Inc (LIBOR + 3.500%) 4.738% due 04/19/24 §	2,842,875	2,864,788
Party City Holdings Inc (LIBOR + 3.000%) 4.321% due 08/19/22 §	2,129,497	2,137,316
PetSmart Inc Term B2 (LIBOR + 3.000%) 4.240% due 03/11/22 §	2,264,095	1,927,716
Pier 1 Imports Inc Term B (LIBOR + 3.500%) 4.833% due 04/30/21 §	411,188	397,310
Pilot Travel Centers LLC Term B (LIBOR + 2.000%) 3.235% due 05/25/23 §	1,214,753	1,224,370
Pizza Hut Holdings LLC Term B (LIBOR + 2.000%) 3.234% due 06/16/23 §	618,766	622,301
Playa Resorts Holding BV Term B (Netherlands) (LIBOR + 3.000%) 4.320% due 04/05/24 §	2,643,375	2,643,650
Rite Aid Corp (2nd Lien) (LIBOR + 4.750%) 5.990% due 08/21/20 §	525,000	528,609
Sabre GLBL Inc Term B (LIBOR + 2.250%) 3.485% due 02/22/24 §	6,067,453	6,102,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Sage Automotive Interiors Inc (LIBOR + 5.000%) 6.235% due 10/27/22 §	$446,625	$449,975
Seminole Hard Rock Entertainment Inc Term B (LIBOR + 2.750%) 4.083% due 05/14/20 §	215,438	216,335
Serta Simmons Bedding LLC (LIBOR + 3.500%) 4.802% due 11/08/23 §	4,404,496	4,285,209
Sesac Holdco II LLC (LIBOR + 3.250%) 4.485% due 02/23/24 §	348,250	347,960
SRAM LLC (LIBOR + 3.250%) 4.566% due 03/15/24 §	1,645,044	1,651,213
Steinway Musical Instruments Inc (LIBOR + 3.750%) 5.061% due 09/19/19 §	996,132	969,984
The Men’s Wearhouse Inc Term B (LIBOR + 3.500%) 4.770% due 06/18/21 §	665,871	648,179
TI Group Automotive Systems LLC (LIBOR + 2.750%) 3.985% due 06/30/22 §	1,029,000	1,032,538
Travel Leaders Group LLC (LIBOR + 4.500%) 5.814% due 01/25/24 §	1,791,011	1,811,721
Tropicana Entertainment Inc (LIBOR + 3.000%) 4.235% due 11/27/20 §	163,000	164,324
Univar Inc Term B (LIBOR + 2.750%) 3.985% due 07/01/22 §	1,989,975	1,999,459
Visteon Corp Term B (LIBOR + 2.250%) 3.579% due 03/24/24 §	495,833	498,313
WMG Acquisition Corp Term D (LIBOR + 2.500%) 3.737% due 11/01/23 §	2,000,000	2,007,500

		92,674,959

Consumer, Non-Cyclical - 21.4%

Acadia Healthcare Co Inc Term B2 (LIBOR + 2.750%) 3.982% due 02/16/23 §	5,969,620	6,021,108
ADMI Corp Term B (LIBOR + 3.750%) 5.065% due 04/30/22 §	977,500	987,478
Akorn Inc Term B (LIBOR + 4.250%) 5.500% due 04/16/21 §	696,598	705,733
Albany Molecular Research Inc (LIBOR + 3.250%) 4.583% due 08/30/24 §	675,000	678,270
Albertsons LLC Term B4 (LIBOR + 2.750%) 3.985% due 08/25/21 §	3,250,724	3,135,678
Term B6 (LIBOR + 3.000%) 4.317% due 06/22/23 §	1,477,776	1,422,887
Alere Inc Term B (LIBOR + 3.250%) 4.490% due 06/18/22 §	2,782,084	2,786,433
Alkermes Inc Term B (LIBOR + 2.750%) 4.070% due 09/25/21 §	404,762	407,798
Alliance Healthcare Services Inc Term B (LIBOR + 3.250%) 4.561% due 06/03/19 §	631,445	632,761

	Principal Amount	Value
American Seafoods Group LLC (LIBOR + 3.250%) 4.557% due 08/21/23 §	$275,000	$276,169
Amneal Pharmaceuticals LLC (LIBOR + 3.500%) 4.833% due 11/01/19 §	2,568,904	2,587,636
Arbor Pharmaceuticals Inc Term B (LIBOR + 5.000%) 6.333% due 07/05/23 §	1,986,717	2,014,034
Ardent Legacy Acquisitions Inc Term B (LIBOR + 5.500%) 6.833% due 08/04/21 §	1,406,500	1,413,532
Auris Luxembourg III SARL Term B7 (Luxembourg) (LIBOR + 3.000%) 4.333% due 01/17/22 §	609,410	612,838
BioClinica Inc (LIBOR + 4.250%) 5.563% due 10/20/23 §	1,536,198	1,511,876
Blue Buffalo Co Ltd Term B (LIBOR + 2.000%) 3.235% due 05/27/24 §	847,875	855,824
Brand Energy & Infrastructure Services Inc (LIBOR + 4.250%) 5.522% due 06/21/24 §	448,875	451,527
Bright Horizons Family Solutions Inc Term B (LIBOR + 2.250%) 3.485% due 11/07/23 §	1,345,744	1,354,716
Camelot UK Holdco Ltd Term B (United Kingdom) (LIBOR + 3.500%) 4.735% due 10/03/23 §	1,316,264	1,322,743
CareCore National LLC Term B (LIBOR + 4.000%) 5.235% due 03/05/21 §	1,857,533	1,880,752
Carestream Dental Equiment Inc (LIBOR + 3.250%) 4.583% due 09/01/24 §	325,000	324,864
Change Healthcare Holdings Inc Term B (LIBOR + 2.750%) 3.985% due 03/01/24 §	4,850,625	4,866,996
CHG Healthcare Services Inc Term B (LIBOR + 3.250%) 4.561% due 06/07/23 §	4,399,830	4,450,243
Coinamatic Canada Inc (Canada) (LIBOR + 3.250%) 4.485% due 05/14/22 §	246,925	247,929
Community Health Systems Inc Term H (LIBOR + 3.000%) 4.317% due 01/27/21 §	3,447,020	3,433,615
Concentra Inc (LIBOR + 3.000%) 4.321% due 06/01/22 §	429,010	430,472
Convatec Inc Term B (LIBOR + 2.250%) 3.583% due 10/31/23 §	373,125	375,457
CPI Holdco LLC (LIBOR + 4.000%) 5.340% due 03/21/24 §	422,875	426,576
Crossmark Holdings Inc (LIBOR + 3.500%) 4.833% due 12/20/19 §	358,982	243,884
Del Monte Foods Inc (LIBOR + 3.250%) 4.575% due 02/18/21 §	1,039,800	899,102
DJO Finance LLC (LIBOR + 3.250%) 4.486% due 06/08/20 §	1,715,000	1,714,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Dole Food Co Inc Term B (LIBOR + 2.750%) 4.018% due 04/06/24 §	$1,068,281	$1,073,177
EAB Education Advisory Board due 09/06/24 µ	1,100,000	1,094,500
Electro Rent Corp (LIBOR + 5.000%) 6.272% due 01/19/24 §	1,831,337	1,848,505
Element Materials Technology Group US Holdings Inc Term B (LIBOR + 3.500%) 4.833% due 06/28/24 §	325,000	327,979
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) (LIBOR + 4.250%) 5.500% due 04/29/24 §	2,917,688	2,950,511
Envision Healthcare Corp Term B (LIBOR + 3.000%) 4.240% due 12/01/23 §	4,666,927	4,702,414
Equian LLC (LIBOR + 3.750%) 5.059% due 05/20/24 §	58,676	59,447
Term B (LIBOR + 3.750%) 5.066% due 05/20/24 §	190,699	193,201
Flavors Holdings Inc (LIBOR + 5.750%) 7.083% due 04/03/20 §	573,750	542,194
Galleria Co Term B (LIBOR + 3.000%) 4.250% due 09/29/23 §	2,900,000	2,901,778
Garda World Security Corp (Canada) (LIBOR + 4.000%) 5.316% due 05/24/24 §	1,196,051	1,208,386
Genoa a QoL Healthcare Co LLC (LIBOR + 3.250%) 4.485% due 10/28/23 §	371,257	373,809
GHX Ultimate Parent Corp (LIBOR + 3.250%) 4.583% due 06/28/24 §	548,625	552,740
Global Payments Inc Term B2 (LIBOR + 2.000%) 3.235% due 04/21/23 §	295,466	296,882
Greatbatch Ltd Term B (LIBOR + 3.500%) 4.740% due 10/27/22 §	4,264,349	4,285,138
Grifols Worldwide Operations USA Inc (LIBOR + 2.250%) 3.447% due 01/31/25 §	2,089,500	2,095,791
HLF Financing SARL Term B (LIBOR + 5.500%) 6.735% due 02/15/23 §	1,732,500	1,750,095
Horizon Pharma Inc Term B (LIBOR + 3.750%) 5.000% due 03/29/24 §	2,186,894	2,207,396
IAP Worldwide Services Inc (LIBOR + 5.500%) 1.375% due 07/18/18 § " ±	67,948	67,663
(2nd Lien) (LIBOR + 6.500%) 8.000% due 07/18/19 § " ±	909,639	733,897
INC Research LLC Term B (LIBOR + 2.250%) 3.485% due 08/01/24 §	400,000	401,750
Indivior Finance SARL Term B (Luxembourg) (LIBOR + 6.000%) 7.320% due 12/19/19 §	629,287	634,793
Jacobs Douwe Egberts International BV Term B5 (Netherlands) (LIBOR + 2.250%) 3.563% due 07/02/22 §	1,438,027	1,446,566

	Principal Amount	Value
Jaguar Holding Co II (LIBOR + 2.750%) 4.037% due 08/18/22 §	$4,099,893	$4,125,049
JBS USA LLC Term B (LIBOR + 2.500%) 3.804% due 10/30/22 §	3,084,500	3,050,185
KAR Auction Services Inc Term B4 (LIBOR + 2.250%) 3.625% due 03/11/21 §	1,569,639	1,579,776
KIK Custom Products Inc Term B (LIBOR + 4.500%) 5.737% due 08/26/22 §	2,159,890	2,179,869
Kindred Healthcare Inc (LIBOR + 3.500%) 4.813% due 04/09/21 §	3,096,040	3,100,879
Kinetic Concepts Inc Term B (LIBOR + 3.250%) 4.583% due 02/02/24 §	1,645,875	1,641,247
KUEHG Corp (LIBOR + 3.750%) 5.083% due 08/13/22 §	2,174,382	2,178,187
Live Nation Entertainment Inc Term B3 (LIBOR + 2.250%) 3.500% due 10/31/23 §	1,964,332	1,973,908
LSC Communications Inc Term B (LIBOR + 6.000%) 7.235% due 09/30/22 §	625,000	629,687
Mallinckrodt International Finance SA Term B (Luxembourg) (LIBOR + 2.750%) 4.083% due 09/24/24 §	3,004,154	3,004,154
Medical Depot Holdings Inc (LIBOR + 5.500%) 6.833% due 01/03/23 §	441,563	417,001
MMM Holdings Inc (LIBOR + 8.750%) 10.250% due 06/30/19 §	470,421	461,013
Monitronics International Inc Term B2 (LIBOR + 5.500%) 6.833% due 09/30/22 §	2,851,125	2,835,800
MPH Acquisition Holdings LLC Term B (LIBOR + 3.000%) 4.333% due 06/07/23 §	3,571,280	3,601,040
MSO of Puerto Rico Inc (LIBOR + 8.750%) 10.250% due 06/30/19 §	341,994	335,154
New Millennium HoldCo Inc (LIBOR + 6.500%) 7.500% due 12/21/20 § ±	380,348	195,879
Nomad Foods Europe Midco Ltd Term B2 (United Kingdom) (LIBOR + 2.750%) 3.984% due 05/15/24 § µ	3,175,000	3,197,822
Opal Acquisition Inc Term B (LIBOR + 4.000%) 5.319% due 11/27/20 §	1,579,346	1,493,666
Ortho-Clinical Diagnostics SA Term B (LIBOR + 3.750%) 5.083% due 06/30/21 §	2,913,224	2,925,666
Parexel International Corp Term B due 08/07/24 µ	2,225,000	2,243,356
PharMerica Corp due 09/26/24 µ	675,000	678,797
Pinnacle Foods Finance LLC Term B (LIBOR + 2.000%) 3.232% due 02/02/24 §	496,250	498,111
Post Holdings Inc Series A (LIBOR + 2.250%) 3.490% due 05/24/24 §	1,022,438	1,025,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Prestige Brands Inc Term B5 (LIBOR + 2.750%) 3.985% due 01/26/24 §	$2,258,097	$2,271,327
Prime Security Services Borrower LLC (LIBOR + 2.750%) 3.985% due 05/02/22 §	1,315,958	1,327,780
RadNet Inc (LIBOR + 3.750%) 5.060% due 06/30/23 §	978,377	985,714
Refresco Group BV Term B (Netherlands) due 09/26/24 µ	300,000	301,500
Rent-A-Center Inc Term B (LIBOR + 3.000%) 4.240% due 03/19/21 §	92,792	92,559
Select Medical Corp Term B (LIBOR + 3.500%) 4.810% due 03/01/21 §	4,004,875	4,048,027
ServiceMaster Co Term B (LIBOR + 2.500%) 3.735% due 11/08/23 §	1,885,750	1,894,779
SGS Cayman LP Term B (Cayman) (LIBOR + 5.375%) 6.708% due 04/23/21 §	164,900	158,510
Spectrum Brands Inc Term B (LIBOR + 2.000%) 3.313% due 06/23/22 §	1,669,763	1,680,617
Supervalu Inc (LIBOR + 3.500%) 4.735% due 06/08/24 §	195,891	188,361
Term B (LIBOR + 3.500%) 4.735% due 06/08/24 §	326,484	313,935
Surgery Center Holdings Inc Term B (LIBOR + 3.250%) 4.490% due 09/02/24 §	850,000	844,289
Sutherland Global Services Inc Term B (LIBOR + 5.375%) 6.708% due 04/23/21 §	708,402	680,952
Syniverse Holdings Inc (LIBOR + 3.000%) 4.311% due 04/23/19 §	2,107,838	2,041,311
Team Health Holdings Inc (LIBOR + 2.750%) 3.985% due 02/06/24 §	1,268,625	1,251,181
The Hertz Corp Term B (LIBOR + 2.750%) 3.985% due 06/30/23 §	641,875	638,866
The Nature’s Bounty Co (LIBOR + 3.500%) 4.833% due 09/26/24 §	2,025,000	2,009,602
US Anesthesia Partners Inc (LIBOR + 3.250%) 4.485% due 06/23/24 §	822,938	818,823
US Foods Inc Term B (LIBOR + 2.750%) 3.985% due 06/27/23 §	994,962	1,002,365
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) (LIBOR + 4.750%) 5.990% due 04/01/22 §	8,680,286	8,844,127
WASH Multifamily Laundry Systems LLC (LIBOR + 3.250%) 4.485% due 05/14/22 §	1,509,240	1,515,372
Weight Watchers International Inc Term B2 (LIBOR + 3.250%) 4.529% due 04/02/20 §	2,470,219	2,443,973

		158,947,813

	Principal Amount	Value
Diversified - 0.7%

Emerald Expositions Holding Inc Term B (LIBOR + 3.000%) 4.333% due 05/22/24 §	$972,563	$979,553
Stena International SARL Term B (Luxembourg) (LIBOR + 3.000%) 4.340% due 03/03/21 §	1,230,375	1,110,414
Travelport Finance SARL (Luxembourg) (LIBOR + 2.750%) 4.061% due 09/02/21 §	2,872,067	2,873,868

		4,963,835

Energy - 2.9%

Apro LLC Term B (LIBOR + 4.000%) 5.240% due 08/08/24 §	225,000	226,969
BCP Raptor LLC Term B (LIBOR + 4.250%) 5.522% due 06/24/24 §	598,500	604,235
CITGO Holding Inc Term B (LIBOR + 8.500%) 9.796% due 05/12/18 §	549,515	555,057
Citgo Petroleum Corp Term B (LIBOR + 3.500%) 4.796% due 07/29/21 §	4,977,002	4,990,479
Crestwood Holdings LLC Term B1 (LIBOR + 8.000%) 9.234% due 06/19/19 §	445,056	445,613
Energy Transfer Equity LP Term B (LIBOR + 2.750%) 3.981% due 02/02/24 §	302,059	303,731
Fieldwood Energy LLC (LIBOR + 2.875%) 4.208% due 09/28/18 §	2,744,795	2,552,659
(LIBOR + 7.000%) 8.333% due 08/31/20 §	175,000	155,167
(LIBOR + 7.125%) 8.458% due 09/30/20 §	231,288	160,745
(2nd Lien) (LIBOR + 7.125%) 8.458% due 09/30/20 § ±	318,712	130,672
Granite Acquisition Inc Term B (LIBOR + 4.000%) 5.296% due 12/19/21 §	2,055,447	2,073,290
Term C (LIBOR + 4.000%) 5.333% due 12/19/21 §	92,720	93,525
Green Plains Renewable Energy Inc Term B (LIBOR + 5.500%) 6.700% due 08/18/23 §	850,000	853,542
MEG Energy Corp Term B (Canada) (LIBOR + 3.500%) 4.833% due 12/31/23 §	2,411,321	2,403,786
Murray Energy Corp Term B2 (LIBOR + 7.250%) 8.583% due 04/16/20 §	1,522,227	1,399,100
Oxbow Carbon LLC Term B (LIBOR + 3.500%) 4.735% due 01/19/20 §	414,375	418,001
Paragon Offshore Finance Co (Cayman) Term B 0.000% due 07/18/21 § Y " ±	7,254	-
(LIBOR + 6.000%) 7.304% due 07/18/22 § ±	44,293	36,985
Seadrill Partners Finco LLC Term B (LIBOR + 3.000%) 4.333% due 02/21/21 §	1,926,926	1,422,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Sheridan Production Partners I LLC Term B2 (LIBOR + 3.500%) 4.820% due 10/01/19 §	$1,240,192	$1,054,163
Term B2 I-A (LIBOR + 3.500%) 4.820% due 10/01/19 §	164,336	139,685
Term B2 I-M (LIBOR + 3.500%) 4.820% due 10/01/19 §	100,377	85,321
Sonneborn LLC (LIBOR + 3.750%) 4.985% due 12/10/20 §	292,384	294,577
Sonneborn Refined Products BV (Netherlands) (LIBOR + 3.750%) 4.985% due 12/10/20 §	51,597	51,984
Ultra Resources Inc (LIBOR + 3.000%) 4.309% due 04/12/24 § µ	900,000	901,500

		21,353,499

Financial - 12.5%

AlixPartners LLP Term B (LIBOR + 3.000%) 4.333% due 04/04/24 §	1,194,000	1,199,224
Alliant Holdings I Inc Term B (LIBOR + 3.250%) 4.564% due 08/12/22 §	1,763,551	1,772,815
Americold Realty Operating Partnership LP REIT Term B (LIBOR + 3.750%) 4.985% due 12/01/22 §	264,501	267,863
AmWINS Group Inc Term B (LIBOR + 2.750%) 3.985% due 01/25/24 §	1,339,875	1,344,155
Aretec Group Inc 8.000% due 11/23/20	1,067,517	1,073,522
(2nd Lien) (LIBOR + 1.000%) 2.000% Cash or 4.500% PIK due 05/23/21 §	2,908,317	2,908,317
Armor Holding II LLC (LIBOR + 4.500%) 5.840% due 06/26/20 §	515,164	520,789
Asurion LLC (2nd Lien) (LIBOR + 6.000%) 7.235% due 08/04/25 §	1,350,000	1,383,117
Term B4 (LIBOR + 2.750%) 3.985% due 08/04/22 §	2,936,361	2,949,207
Term B5 (LIBOR + 3.000%) 4.235% due 11/03/23 §	2,044,090	2,056,317
Bronco Midstream Funding LLC Term B (LIBOR + 4.000%) 5.316% due 08/15/20 §	1,010,192	1,025,345
Citco Funding LLC (LIBOR + 3.000%) 4.235% due 03/31/22 §	3,196,622	3,225,257
Corporate Capital Trust Inc Term B (LIBOR + 3.250%) 4.625% due 05/20/19 §	820,250	822,793
Cunningham Lindsey US Inc (LIBOR + 3.750%) 5.083% due 12/10/19 §	886,724	870,098
Delos Finance Sarl Term B (Luxembourg) (LIBOR + 2.000%) 3.333% due 10/06/23 §	2,000,000	2,014,822
DTZ US Borrower LLC (LIBOR + 3.250%) 4.566% due 11/04/21 §	5,402,414	5,421,549

	Principal Amount	Value
ESH Hospitality Inc REIT Term B (LIBOR + 2.500%) 3.735% due 08/30/23 §	$5,781,765	$5,813,889
FinCo I LLC Term B (LIBOR + 2.750%) 2.750% due 06/14/22 §	975,000	985,603
Flying Fortress Inc (LIBOR + 2.000%) 3.333% due 10/30/22 §	2,513,333	2,530,612
Focus Financial Partners LLC (LIBOR + 3.250%) 4.549% due 07/03/24 §	1,800,000	1,817,325
Freedom Mortgage Corp (LIBOR + 5.500%) 6.956% due 02/23/22 §	2,842,478	2,893,998
GreenSky Holdings LLC (LIBOR + 4.000%) 5.250% due 08/26/24 §	1,375,000	1,375,000
GTCR Valor Cos Inc Term B1 (LIBOR + 4.250%) 5.583% due 06/16/23 §	625,000	632,701
Guggenheim Partners LLC (LIBOR + 2.750%) 3.985% due 07/21/23 §	2,478,977	2,498,499
Harbourvest Partners LLC (LIBOR + 2.500%) 3.804% due 02/04/21 §	1,353,388	1,353,388
Henry Co LLC Term B (LIBOR + 4.500%) 5.735% due 10/05/23 §	173,688	175,316
Hub International Ltd Term B (LIBOR + 3.000%) 4.312% due 10/02/20 § µ	5,672,429	5,714,631
IG Investment Holdings LLC (LIBOR + 4.000%) 5.333% due 10/31/21 §	2,934,934	2,963,060
Lightstone Generation LLC Term B (LIBOR + 4.500%) 5.735% due 01/30/24 §	907,103	905,615
Term C (LIBOR + 4.500%) 5.735% due 01/30/24 §	56,522	56,429
LPL Holdings Inc Term B (LIBOR + 2.250%) 3.652% due 09/23/24 §	847,875	850,525
LSF9 Atlantis Holdings LLC (LIBOR + 6.000%) 7.237% due 05/01/23 §	1,614,844	1,626,619
MGM Growth Properties Operating Partnership LP Term B (LIBOR + 2.250%) 3.485% due 04/25/23 §	4,974,747	4,995,179
MIP Delaware LLC Term B1 (LIBOR + 3.000%) 4.333% due 03/09/20 §	243,351	244,264
NFP Corp Term B (LIBOR + 3.500%) 4.735% due 01/08/24 §	721,807	727,865
NXT Capital Inc (LIBOR + 4.500%) 5.740% due 11/22/22 §	1,613,434	1,635,619
Ocwen Financial Corp Term B (LIBOR + 5.000%) 6.231% due 12/05/20 §	240,625	240,224
PGX Holdings Inc (LIBOR + 5.250%) 6.490% due 09/29/20 §	412,522	412,780
Quality Care Properties Inc (LIBOR + 5.250%) 6.485% due 10/31/22 §	1,488,750	1,498,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
RCS Capital Corp due 11/23/20 µ	$410,031	$410,031
RE/MAX International Inc Term B (LIBOR + 2.750%) 4.083% due 12/15/23 §	1,756,806	1,764,492
RHP Hotel Properties LP Term B (LIBOR + 2.250%) 3.560% due 05/11/24 §	523,688	526,961
Salient Partners LP (LIBOR + 8.500%) 9.804% due 05/19/21 §	620,375	601,764
Sheridan Investment Partners II LP Term A (LIBOR + 3.500%) 4.820% due 12/16/20 §	75,883	64,058
Term B (LIBOR + 3.500%) 4.820% due 12/16/20 §	545,504	460,496
Term M (LIBOR + 3.500%) 4.820% due 12/16/20 §	28,300	23,890
The Geo Group Inc Term B (LIBOR + 2.250%) 3.490% due 03/22/24 §	1,990,000	1,996,842
TKC Holdings Inc (LIBOR + 4.250%) 5.522% due 02/01/23 §	621,875	627,083
Toys ‘R’ Us Property Co I LLC Term B (LIBOR + 5.000%) 6.235% due 08/21/19 §	2,031,094	1,918,115
UFC Holdings LLC (LIBOR + 3.250%) 4.490% due 08/18/23 §	1,262,250	1,268,956
USI Inc Term B due 07/26/24 µ	500,000	499,062
(LIBOR + 3.000%) 4.314% due 05/16/24 §	1,400,000	1,395,771
Vantiv LLC Term B due 08/07/24 µ	825,000	827,449
Term B1 due 09/18/24 µ	225,000	225,394
Veritas Bermuda Ltd Term B (LIBOR + 4.500%) 5.833% due 01/27/23 §	1,331,052	1,341,748
VF Holding Corp (LIBOR + 3.250%) 4.485% due 06/30/23 §	2,927,962	2,942,195
Virtus Investment Partners Inc (LIBOR + 3.750%) 5.066% due 06/01/24 §	325,000	329,469
Walker & Dunlop Inc Term B (LIBOR + 4.250%) 5.485% due 12/11/20 §	2,958,736	2,988,324
Walter Investment Management Corp (LIBOR + 3.750%) 4.985% due 12/18/20 §	2,468,118	2,269,434

		93,283,920

Industrial - 13.0%

Accudyne Industries LLC (LIBOR + 3.750%) 5.013% due 08/02/24 §	600,000	602,250
Advanced Disposal Services Inc Term B3 (LIBOR + 2.750%) 3.947% due 11/10/23 §	2,780,278	2,803,302
Ameriforge Group Inc (LIBOR + 8.000%) 9.333% Cash or 5.000% PIK due 06/08/22 § " ±	354,704	375,667

	Principal Amount	Value
Apex Tool Group LLC Term B (LIBOR + 3.250%) 4.500% due 01/31/20 §	$2,682,206	$2,610,680
Avolon SARL (Luxembourg) Term B1 (LIBOR + 2.250%) 3.486% due 09/20/20 §	5,162,063	5,185,106
Term B2 (LIBOR + 2.750%) 3.486% due 04/03/22 §	2,543,625	2,551,574
Berry Plastics Group Inc Term M (LIBOR + 2.250%) 3.485% due 10/01/22 §	725,352	727,354
BWAY Holding Co Term B (LIBOR + 3.250%) 4.481% due 04/03/24 §	598,500	600,370
Clark Equipment Co Term B (LIBOR + 2.750%) 4.083% due 05/18/24 §	1,368,125	1,377,673
Clean Harbors Inc Term B (LIBOR + 2.000%) 3.235% due 06/27/24 §	249,375	250,414
Consolidated Container Co LLC (LIBOR + 3.500%) 4.735% due 05/22/24 §	650,000	654,976
CPG International Inc (LIBOR + 3.750%) 5.083% due 05/03/24 §	2,941,331	2,953,741
CPM Holdings Inc Term B (LIBOR + 4.250%) 5.485% due 04/11/22 §	1,217,917	1,235,424
Dayco Products LLC Term B (LIBOR + 5.000%) 6.317% due 05/19/23 §	648,375	653,238
Delachaux SA Term B2 (France) (LIBOR + 3.500%) 4.832% due 10/28/21 §	344,551	347,996
DXP Enterprises Inc Term B (LIBOR + 5.500%) 6.735% due 08/14/23 §	425,000	423,672
Dynacast International LLC Term B (LIBOR + 3.250%) 4.583% due 01/28/22 §	884,957	891,041
Electrical Components International Inc Term B (LIBOR + 4.750%) 6.085% due 05/28/21 §	508,069	512,039
EnergySolutions LLC (LIBOR + 4.750%) 6.090% due 05/29/20 §	489,107	496,749
Engineered Machinery Holdings Inc (LIBOR + 3.250%) 4.273% due 07/19/24 § (LIBOR + 3.250%)	19,862	19,899
4.556% due 07/19/24 §	199,115	199,488
EWT Holdings III Corp (LIBOR + 3.750%) 5.083% due 01/15/21 §	1,301,556	1,317,826
Excelitas Technologies Corp (LIBOR + 5.000%) 6.340% due 10/31/20 §	640,527	642,662
Filtration Group Corp (LIBOR + 3.000%) 4.235% due 11/21/20 §	585,207	589,544
Flex Acquisition Co Inc (LIBOR + 3.000%) 4.299% due 12/29/23 §	2,942,625	2,947,039
Gardner Denver Inc Term B (LIBOR + 2.750%) 4.083% due 07/30/24 §	1,100,000	1,102,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Gates Global LLC Term B (LIBOR + 3.250%) 4.583% due 04/01/24 §	$5,289,701	$5,318,556
Gemini HDPE LLC Term B (LIBOR + 3.000%) 4.311% due 08/07/21 §	363,761	365,883
Generac Power Systems Inc Term B (LIBOR + 2.250%) 3.549% due 05/31/23 §	1,083,833	1,087,446
GFL Environmental Inc Term B (Canada) (LIBOR + 2.750%) 4.083% due 09/29/23 §	1,485,000	1,495,209
Global Brass & Copper Inc Term B (LIBOR + 3.250%) 4.500% due 07/18/23 §	519,750	524,298
Hanjin International Corp Term B (South Korea) due 09/20/20 µ	425,000	426,062
Husky Injection Molding Systems Ltd (Canada) (LIBOR + 3.250%) 4.485% due 06/30/21 §	2,185,014	2,202,396
Kenan Advantage Group Inc (LIBOR + 3.000%) 4.235% due 07/31/22 §	323,631	324,069
Term B (LIBOR + 3.000%) 4.235% due 07/31/22 §	98,417	98,550
Milacron LLC Term B (LIBOR + 3.000%) 4.235% due 09/28/23 §	1,736,875	1,747,369
Multi Color Corp Term B due 09/20/24 µ	275,000	276,375
Neenah Foundry Co (LIBOR + 6.500%) 7.771% due 04/26/19 §	357,705	355,022
Paladin Brands Holding Inc Term B due 08/15/22 µ	850,000	855,312
Pelican Products Inc (LIBOR + 4.250%) 5.583% due 04/11/20 §	447,068	449,723
Penn Engineering & Manufacturing Corp Term B (LIBOR + 2.750%) 3.985% due 06/27/24 §	199,500	199,999
PODS LLC Term B2 (LIBOR + 3.250%) 4.485% due 02/02/22 §	1,627,726	1,639,170
PPC Industries Inc (LIBOR + 3.500%) 4.812% due 05/08/24 §	1,795,500	1,796,622
Quikrete Holdings Inc (LIBOR + 2.750%) 3.985% due 11/15/23 §	5,219,580	5,219,580
Rexnord LLC Term B (LIBOR + 2.750%) 4.060% due 08/21/23 §	5,428,292	5,453,495
Reynolds Group Holdings Inc (LIBOR + 3.000%) 4.235% due 02/05/23 §	6,028,032	6,059,318
Ring Container Technologies Group LLC due 09/27/24 µ	400,000	401,000
Robertshaw US Holding Corp (LIBOR + 4.500%) 5.750% due 08/10/24 §	375,000	378,633
SIG Combibloc US Acquisition Inc (LIBOR + 3.000%) 4.235% due 03/13/22 §	2,792,959	2,807,083
Southwire Co (LIBOR + 2.500%) 3.735% due 02/10/21 §	313,364	315,061

	Principal Amount	Value
STS Operating Inc (LIBOR + 3.750%) 4.984% due 02/12/21 §	$233,581	$235,625
Summit Materials Cos I LLC Term B (LIBOR + 2.750%) 3.985% due 07/17/22 §	1,306,976	1,318,957
Tecomet Inc Term B (LIBOR + 3.750%) 5.061% due 05/02/24 §	2,917,688	2,933,493
TransDigm Inc Term D (LIBOR + 3.000%) 4.327% due 06/04/21 §	1,572,188	1,578,206
Term F (LIBOR + 3.000%) 4.269% due 06/09/23 §	4,324,959	4,339,828
Term G (LIBOR + 3.000%) 4.257% due 08/22/24 §	1,823,804	1,829,124
Trinseo Materials Operating SCA (Luxembourg) (LIBOR + 2.500%) 3.735% due 08/16/24 §	1,715,000	1,729,291
Unifrax Corp Term B (LIBOR + 3.750%) 5.083% due 04/04/24 §	349,125	352,289
Welbilt Inc Term B (LIBOR + 2.750%) 3.985% due 03/03/23 §	752,308	758,185
Werner FinCo LP (LIBOR + 4.000%) 5.235% due 07/24/24 §	850,000	853,454
Wesco Aircraft Hardware Corp Term A (LIBOR + 3.000%) 4.240% due 10/04/21 §	973,750	968,881
WireCo WorldGroup Inc (LIBOR + 5.500%) 6.817% due 09/30/23 §	371,250	375,705
Wrangler Buyer Corp Term B due 09/20/24 µ	450,000	452,531
Zekelman Industries Inc Term B (LIBOR + 2.750%) 4.073% due 06/14/21 §	5,250,534	5,276,787

		94,870,436

Technology - 8.0%

Almonde Inc (LIBOR + 3.500%) 4.817% due 06/13/24 §	1,625,000	1,633,637
Applied Systems Inc (LIBOR + 3.250%) 4.574% due 09/19/24 §	1,900,000	1,920,583
Aptean Inc (LIBOR + 4.250%) 5.590% due 12/20/22 §	920,375	929,694
Ascend Learning LLC Term B (LIBOR + 3.250%) 4.485% due 07/12/24 §	925,000	930,781
Avast Software BV Term B (Netherlands) (LIBOR + 3.250%) 4.583% due 09/29/23 §	1,556,394	1,565,566
Bright Bidco BV Term B (Netherlands) (LIBOR + 4.500%) 5.816% due 06/30/24 §	922,688	932,491
Cypress Intermediate Holdings III Inc (LIBOR + 3.000%) 4.240% due 04/27/24 §	798,000	797,418
Cypress Semiconductor Corp Term B (LIBOR + 2.750%) 3.990% due 07/05/21 §	641,250	645,899

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
DigiCert Inc Term B1 due 09/20/24 µ	$800,000	$808,700
Donnelley Financial Solutions Inc Term B (PRIME + 3.000%) 7.250% due 09/30/23 §	2,466,502	2,478,033
Entegris Inc Term B (LIBOR + 2.250%) 3.485% due 04/30/21 §	138,130	138,994
Exact Merger Sub LLC due 09/19/24 µ	525,000	526,969
First Data Corp (LIBOR + 2.250%) 3.487% due 07/08/22 §	1,924,003	1,928,453
Harland Clarke Holdings Corp Term B6 (LIBOR + 5.500%) 6.833% due 02/09/22 §	1,234,277	1,240,999
Hyland Software Inc (LIBOR + 3.250%) 4.485% due 07/01/22 §	2,872,277	2,903,019
Infor US Inc Term B6 (LIBOR + 2.750%) 4.083% due 02/01/22 §	3,415,322	3,412,921
Informatica Corp (LIBOR + 3.500%) 4.833% due 08/05/22 §	4,920,138	4,928,925
Information Resources Inc (LIBOR + 4.250%) 5.487% due 01/18/24 §	2,014,875	2,035,528
Kronos Inc Term B (LIBOR + 3.500%) 4.811% due 11/01/23 §	5,637,483	5,675,711
Lattice Semiconductor Corp (LIBOR + 4.250%) 5.481% due 03/10/21 §	395,572	398,538
M/A-COM Technology Solutions Holdings Inc (LIBOR + 2.250%) 3.487% due 05/17/24 §	909,121	907,984
MA FinanceCo LLC Term B2 (LIBOR + 2.500%) 3.811% due 11/19/21 §	2,938,387	2,942,366
Term B3 (LIBOR + 2.750%) 3.987% due 06/21/24 §	299,874	300,330
Mitel Networks Corp Term B (Canada) due 07/27/23 µ	375,000	376,992
MTS Systems Corp Term B (LIBOR + 3.250%) 4.490% due 07/05/23 §	816,750	823,897
Press Ganey Holdings Inc (LIBOR + 3.250%) 4.485% due 10/21/23 §	1,317,177	1,325,821
Quintiles IMS Inc Term B (LIBOR + 2.000%) 3.333% due 03/07/24 §	1,926,917	1,941,569
Term B2 due 01/31/25 µ	1,000,000	1,006,250
Renaissance Learning Inc (LIBOR + 3.750%) 5.083% due 04/09/21 §	2,497,750	2,515,859
Rocket Software Inc (LIBOR + 4.250%) 5.583% due 10/14/23 §	717,750	726,273
Seattle Spinco Inc Term B3 (LIBOR + 2.750%) 3.987% due 06/21/24 §	2,025,126	2,028,200
SkillSoft Corp (LIBOR + 4.750%) 5.985% due 04/28/21 §	2,747,790	2,600,957

	Principal Amount	Value
SS&C Technologies Inc Term B1 (LIBOR + 2.250%) 3.485% due 07/08/22 §	$1,381,682	$1,390,425
Term B2 (LIBOR + 2.250%) 3.485% due 07/08/22 §	73,075	73,537
Synchronoss Technologies Inc (LIBOR + 4.500%) 5.735% due 01/19/24 §	472,625	452,341
Syncsort Inc Term B (LIBOR + 5.000%) 6.314% due 08/09/24 §	1,250,000	1,237,500
Tempo Acquisition LLC (LIBOR + 3.000%) 4.235% due 05/01/24 §	523,688	524,778
Wall Street Systems Delaware Inc Term B (LIBOR + 3.500%) 4.833% due 08/26/23 §	534,877	537,440
Western Digital Corp Term B (LIBOR + 2.750%) 3.985% due 04/29/23 §	1,935,574	1,952,510

		59,497,888

Utilities - 1.5%

Calpine Construction Finance Co LP Term B2 (LIBOR + 2.500%) 3.740% due 01/31/22 §	457,151	457,079
Calpine Corp (LIBOR + 1.750%) 2.990% due 11/30/17 §	143,182	143,495
Term B5 (LIBOR + 2.750%) 4.090% due 01/15/24 §	6,589,592	6,585,052
Term B8 (LIBOR + 1.750%) 2.990% due 12/31/19 §	298,500	298,953
Invenergy Thermal Operating I LLC Term B (LIBOR + 5.500%) 6.833% due 10/19/22 §	391,249	376,251
Lonestar Generation LLC Term B (LIBOR + 4.250%) 5.567% due 02/22/21 §	1,688,915	1,619,247
Longview Power LLC Term B (LIBOR + 6.000%) 7.240% due 04/13/21 §	1,197,438	739,418
Southcross Holdings Borrower LP Term B 3.500% Cash or 5.500% PIK due 04/13/23 µ ±	49,524	43,333
Talen Energy Supply LLC Term B2 (LIBOR + 4.000%) 5.235% due 04/15/24 §	447,300	439,193
The Dayton Power & Light Co Term B (LIBOR + 3.250%) 4.490% due 08/24/22 §	347,375	352,694
TPF II Power LLC Term B (LIBOR + 3.750%) 4.985% due 10/02/23 §	411,305	413,472

		11,468,187

Total Senior Loan Notes (Cost $676,466,174)		671,729,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.5%

Repurchase Agreement - 5.5%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $40,527,035; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $41,337,733)	$40,526,629	$40,526,629

Total Short-Term Investment (Cost $40,526,629)		40,526,629

TOTAL INVESTMENTS - 100.7% (Cost $748,318,045)		746,831,028

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(5,523,311)

NET ASSETS - 100.0%		$741,307,717

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $4,957,383 or 0.7% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Investments with a total aggregate value of $1,467,539 or 0.2% of the Fund’s net assets were in default as of September 30, 2017.

(c)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $617,543 or less than 0.1% of the net assets as of September 30, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Machinery Holdings Inc	$6,008	$6,034	$26
IAP Worldwide Services Inc " ±	611,535	608,967	(2,568)

	$617,543	$615,001	($2,542)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$13,075	$13,075	$-	$-
	Communications	757,813	-	757,813	-
	Consumer, Non-Cyclical	1,304,834	-	-	1,304,834
	Energy	575,940	2,932	537,185	35,823
	Financial	999,401	-	-	999,401
	Industrial	796,530	-	-	796,530
	Utilities	29,120	-	29,120	-

	Total Common Stocks	4,476,713	16,007	1,324,118	3,136,588

	Corporate Bonds & Notes	30,098,333	-	30,080,633	17,700
	Senior Loan Notes	671,729,353	-	668,214,063	3,515,290
	Short-Term Investment	40,526,629	-	40,526,629	-
	Unfunded Loan Commitment (1)	615,001	-	6,034	608,967

	Total	$747,446,029	$16,007	$740,151,477	$7,278,545

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2017:

	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Period	$1,635,457	$-	$7,659,962	$9,295,419
Purchases	830,724	-	523,574	1,354,298
Sales (Includes Paydowns)	-	-	(1,403,980)	(1,403,980)
Accrued Discounts (Premiums)	-	-	141,744	141,744
Net Realized Gains (Losses)	-	(57,558)	(1,271,081)	(1,328,639)
Change in Net Unrealized Appreciation (Depreciation)	617,941	57,558	1,406,158	2,081,657
Transfers In	52,466	17,700	2,201,281	2,271,447
Transfers Out	-	-	(5,133,401)	(5,133,401)

Value, End of Period	$3,136,588	$17,700	$4,124,257	$7,278,545

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$617,941	$-	($1,143)	$616,798

(1)	See note (c) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.8%

Consumer, Cyclical - 1.9%

CalAtlantic Group Inc	28,512	$1,044,395
Cedar Fair LP	45,330	2,906,560
Ford Motor Co	150,000	1,795,500
Las Vegas Sands Corp	23,700	1,520,592
Lennar Corp ‘A’	14,440	762,432
Modular Space Corp * ±	391,484	5,872,260
Six Flags Entertainment Corp	44,476	2,710,367

		16,612,106

Financial - 0.5%

Bank of America Corp	82,670	2,094,858
The PNC Financial Services Group Inc	7,500	1,010,775
Wells Fargo & Co	23,850	1,315,327

		4,420,960

Industrial - 0.4%

Allegion PLC	27,340	2,364,090
Xylem Inc	18,926	1,185,335

		3,549,425

Total Common Stocks (Cost $21,396,198)		24,582,491

	Principal Amount

CORPORATE BONDS & NOTES - 88.5%

Basic Materials - 4.5%

Anglo American Capital PLC (United Kingdom) 4.750% due 04/10/27 ~	$3,525,000	3,683,348
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	4,900,000	5,904,500
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	3,725,000	3,613,250
Blue Cube Spinco Inc 9.750% due 10/15/23	3,600,000	4,392,000
Constellium NV (Netherlands) 6.625% due 03/01/25 ~	3,250,000	3,335,312
8.000% due 01/15/23 ~	3,500,000	3,718,750
Freeport-McMoRan Inc 3.550% due 03/01/22	2,050,000	2,023,740
6.875% due 02/15/23	3,175,000	3,476,625
Hexion Inc 6.625% due 04/15/20	850,000	765,000
10.375% due 02/01/22 ~	2,825,000	2,726,125
Teck Resources Ltd (Canada) 3.750% due 02/01/23	5,725,000	5,819,176

		39,457,826

Communications - 13.8%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,728,688
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,350,000	3,542,625
CCO Holdings LLC 5.375% due 05/01/25 ~	3,575,000	3,713,960
5.500% due 05/01/26 ~	900,000	934,875
5.750% due 09/01/23	3,050,000	3,172,000
5.875% due 04/01/24 ~	4,450,000	4,733,687
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,658,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	2,468,000	2,554,380
7.625% due 03/15/20	2,625,000	2,602,031

	Principal Amount	Value
CommScope Technologies LLC 6.000% due 06/15/25 ~	$3,050,000	$3,274,937
CSC Holdings LLC 6.625% due 10/15/25 ~	4,100,000	4,499,750
10.875% due 10/15/25 ~	2,185,000	2,706,669
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,995,208
5.875% due 11/15/24	3,825,000	4,021,796
Frontier Communications Corp 10.500% due 09/15/22	2,250,000	1,968,750
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	3,850,000	3,724,875
8.000% due 02/15/24 ~	1,700,000	1,831,750
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,382,219
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,587,500
Level 3 Financing Inc 5.250% due 03/15/26	4,425,000	4,545,316
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,464,063
5.875% due 03/15/25	5,774,000	6,069,917
SFR Group SA (France) 7.375% due 05/01/26 ~	4,075,000	4,406,094
Sprint Corp 7.250% due 09/15/21	12,200,000	13,587,750
7.625% due 02/15/25	7,450,000	8,586,125
T-Mobile USA Inc 5.125% due 04/15/25	1,900,000	1,990,250
6.000% due 04/15/24	900,000	957,375
6.375% due 03/01/25	750,000	809,400
6.500% due 01/15/26	1,000,000	1,106,250
6.625% due 04/01/23	7,000,000	7,385,140
6.836% due 04/28/23	250,000	264,688
Townsquare Media Inc 6.500% due 04/01/23 ~	3,499,000	3,564,606
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	4,850,000	5,122,812

		119,493,986

Consumer, Cyclical - 18.5%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,937,445	2,046,910
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	4,444,274	4,745,195
5.625% due 07/15/22 ~	1,411,336	1,488,959
American Axle & Manufacturing Inc 6.250% due 04/01/25 ~	2,175,000	2,223,938
6.500% due 04/01/27 ~	1,400,000	1,415,750
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	3,150,000	3,362,625
AV Homes Inc 6.625% due 05/15/22	3,625,000	3,742,812
Beazer Homes USA Inc 5.750% due 06/15/19	2,540,000	2,676,525
5.875% due 10/15/27 # ~	1,050,000	1,052,625
7.250% due 02/01/23	4,940,000	5,162,300
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	5,625,000	5,765,625
11.000% due 10/01/21	2,225,000	2,372,406
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	2,000,000	2,167,500
CalAtlantic Group Inc 5.375% due 10/01/22	6,770,000	7,397,240
6.250% due 12/15/21	4,000,000	4,420,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Carrols Restaurant Group Inc 8.000% due 05/01/22	$4,075,000	$4,350,062
CCM Merger Inc 6.000% due 03/15/22 ~	625,000	647,731
CEC Entertainment Inc 8.000% due 02/15/22	8,250,000	8,600,625
Cedar Fair LP 5.375% due 06/01/24	7,675,000	8,106,719
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	6,125,000	6,033,125
CRC Escrow Issuer LLC 5.250% due 10/15/25	2,375,000	2,375,000
Dollar Tree Inc 5.750% due 03/01/23	3,750,000	3,973,500
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,475,000	3,657,437
Golden Nugget Inc 8.750% due 10/01/25 ~	3,400,000	3,468,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	4,100,000	4,511,025
IHO Verwaltungs GmbH (Germany) 4.125% Cash or 4.875% PIK due 09/15/21 ~	800,000	816,000
4.500% Cash or 5.250% PIK due 09/15/23 ~	800,000	816,000
4.750% Cash or 5.500% PIK due 09/15/26 ~	2,100,000	2,144,625
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	3,875,000	4,073,594
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,326,375
Landry’s Inc 6.750% due 10/15/24 ~	6,950,000	7,045,562
Lennar Corp 4.750% due 05/30/25	3,650,000	3,827,937
4.875% due 12/15/23	1,800,000	1,910,250
Lithia Motors Inc 5.250% due 08/01/25 ~	3,595,000	3,743,294
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	3,275,000	3,373,250
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	2,125,000	2,172,813
5.000% due 10/15/25 # ~	2,025,000	2,070,563
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,293,377	1,388,181
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,225,000
Scientific Games International Inc 7.000% due 01/01/22 ~	1,975,000	2,100,906
10.000% due 12/01/22	1,550,000	1,722,438
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	4,500,000	4,590,000
5.500% due 04/15/27 ~	450,000	462,375
Tesla Inc 5.300% due 08/15/25 ~	4,200,000	4,112,010
The Men’s Wearhouse Inc 7.000% due 07/01/22	1,775,000	1,699,563
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,541,187	1,606,687
4.750% due 10/11/23	1,202,700	1,254,537
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,946,056	4,207,483
Virgin Australia Pass-Through Trust (Australia) 6.000% due 04/23/22 ~	361,778	371,727

		160,824,804

	Principal Amount	Value
Consumer, Non-Cyclical - 11.9%

Ahern Rentals Inc 7.375% due 05/15/23 ~	$4,480,000	$4,121,600
Eagle Holding Co II LLC 7.625% Cash and 8.375% PIK due 05/15/22 ~	2,800,000	2,912,000
HCA Inc 5.250% due 04/15/25	15,775,000	17,096,156
5.250% due 06/15/26	2,450,000	2,646,000
Herc Rentals Inc 7.500% due 06/01/22 ~	3,150,000	3,421,688
IHS Markit Ltd 4.750% due 02/15/25 ~	1,500,000	1,608,750
5.000% due 11/01/22 ~	5,275,000	5,710,187
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,281,031
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,506,250
7.750% due 10/28/20 ~	3,725,000	3,822,781
JBS USA LUX SA (Brazil) 5.875% due 07/15/24 ~	3,500,000	3,526,250
7.250% due 06/01/21 ~	1,050,000	1,076,250
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	6,600,000	6,880,500
MEDNAX Inc 5.250% due 12/01/23 ~	4,625,000	4,856,250
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	450,000	465,750
5.875% due 09/30/27 ~	650,000	667,875
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	3,450,000	3,815,907
Tenet Healthcare Corp 5.125% due 05/01/25 ~	1,325,000	1,310,094
6.750% due 02/01/20	2,750,000	2,839,375
6.750% due 06/15/23	1,625,000	1,562,031
7.500% due 01/01/22 ~	400,000	424,500
The ADT Corp 6.250% due 10/15/21	5,625,000	6,264,844
TMS International Corp 7.250% due 08/15/25 ~	3,875,000	3,971,875
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,713,906
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	12,250,000	12,292,140
7.250% due 07/15/22 ~	1,950,000	1,908,563
Valeant Pharmaceuticals International Inc 5.875% due 05/15/23 ~	1,750,000	1,550,938

		103,253,491

Energy - 12.2%

Andeavor Logistics LP 5.250% due 01/15/25	3,675,000	3,950,625
Callon Petroleum Co 6.125% due 10/01/24	4,600,000	4,830,000
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	725,000	750,375
5.875% due 03/31/25	1,475,000	1,593,000
7.000% due 06/30/24	1,100,000	1,255,375
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	1,025,000	1,050,625
Chesapeake Energy Corp 6.125% due 02/15/21	1,900,000	1,919,000
8.000% due 12/15/22 ~	1,374,000	1,487,355
8.000% due 01/15/25 # ~	800,000	810,000
8.000% due 06/15/27 ~	700,000	694,750
Continental Resources Inc 3.800% due 06/01/24	3,500,000	3,395,000
Energy Transfer Equity LP 5.875% due 01/15/24	3,650,000	3,937,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Ensco PLC 5.750% due 10/01/44	$1,450,000	$1,047,625
8.000% due 01/31/24	1,787,000	1,764,663
EP Energy LLC 6.375% due 06/15/23	3,500,000	2,178,750
7.750% due 09/01/22	1,825,000	1,163,438
8.000% due 11/29/24 ~	350,000	355,250
8.000% due 02/15/25 ~	2,075,000	1,626,281
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	2,900,000	2,544,750
6.500% due 01/15/25 ~	700,000	684,250
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,900,000	1,695,750
NuStar Logistics LP 5.625% due 04/28/27	2,050,000	2,167,875
Parsley Energy LLC 5.375% due 01/15/25 ~	3,750,000	3,848,437
PDC Energy Inc 6.125% due 09/15/24	1,850,000	1,942,500
Precision Drilling Corp (Canada) 6.625% due 11/15/20	1,076,238	1,085,655
7.750% due 12/15/23	1,800,000	1,845,000
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,567,500
6.875% due 03/01/21	2,400,000	2,538,000
Range Resources Corp 5.875% due 07/01/22 ~	3,725,000	3,864,687
Rice Energy Inc 7.250% due 05/01/23	2,725,000	2,956,625
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	4,975,000	5,494,503
Sanchez Energy Corp 7.750% due 06/15/21	3,225,000	3,071,812
SemGroup Corp 5.625% due 11/15/23	4,650,000	4,545,375
6.375% due 03/15/25 ~	1,375,000	1,354,375
7.250% due 03/15/26 ~	675,000	681,750
SESI LLC 7.125% due 12/15/21	2,750,000	2,818,750
7.750% due 09/15/24 ~	1,950,000	2,023,125
Southwestern Energy Co 7.500% due 04/01/26	2,725,000	2,834,000
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,100,000	3,131,000
5.750% due 04/15/25	725,000	739,500
Sunoco LP 6.250% due 04/15/21	1,500,000	1,575,525
Targa Resources Partners LP 5.125% due 02/01/25	1,850,000	1,911,883
5.375% due 02/01/27	750,000	784,688
6.750% due 03/15/24	1,950,000	2,125,500
Transocean Inc 7.500% due 04/15/31	1,935,000	1,770,525
Weatherford International Ltd 8.250% due 06/15/23	1,300,000	1,342,250
Whiting Petroleum Corp 6.250% due 04/01/23	3,775,000	3,732,531
WPX Energy Inc 5.250% due 09/15/24	475,000	478,563
6.000% due 01/15/22	3,700,000	3,843,375

		105,809,608

Financial - 7.7%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	2,576,975	2,705,824
AerCap Ireland Capital DAC (Netherlands) 4.250% due 07/01/20	1,500,000	1,567,818
5.000% due 10/01/21	2,350,000	2,537,428

	Principal Amount	Value
Ally Financial Inc 4.250% due 04/15/21	$2,650,000	$2,749,375
5.750% due 11/20/25	8,525,000	9,274,774
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	3,650,000	3,531,375
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,770,500
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	5,100,000	5,284,875
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	1,133,000	1,113,881
International Lease Finance Corp 4.625% due 04/15/21	4,575,000	4,868,509
5.875% due 08/15/22	1,000,000	1,121,904
6.250% due 05/15/19	1,550,000	1,647,951
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	2,600,000	2,695,654
4.875% due 09/15/27 ~	850,000	870,188
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,736,500
Jefferies Finance LLC 7.375% due 04/01/20 ~	4,950,000	5,123,250
7.500% due 04/15/21 ~	5,500,000	5,720,000
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	1,550,000	1,687,299
Springleaf Finance Corp 6.125% due 05/15/22	1,050,000	1,114,627
8.250% due 12/15/20	1,325,000	1,500,562
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,700,000	3,783,250

		66,405,544

Industrial - 12.6%

Allegion US Holding Co Inc 5.750% due 10/01/21	3,200,000	3,292,160
Apex Tool Group LLC 7.000% due 02/01/21 ~	4,610,000	4,287,300
Ardagh Packaging Finance PLC (Ireland) 6.000% due 06/30/21 ~	500,000	515,625
6.000% due 02/15/25 ~	3,050,000	3,236,813
7.250% due 05/15/24 ~	1,400,000	1,540,868
Berry Global Inc 5.125% due 07/15/23	7,000,000	7,341,250
6.000% due 10/15/22	1,225,000	1,304,625
BWAY Holding Co 5.500% due 04/15/24 ~	4,000,000	4,185,000
Cloud Crane LLC 10.125% due 08/01/24 ~	4,350,000	4,839,375
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	5,000,000	4,950,000
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,395,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	3,700,000	3,848,000
JPW Industries Holding Corp 9.000% due 10/01/24 ~	3,400,000	3,493,500
Louisiana-Pacific Corp 4.875% due 09/15/24	4,075,000	4,208,904
Masco Corp 7.750% due 08/01/29	1,864,000	2,458,518
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	3,375,000	3,653,438
Novelis Corp 5.875% due 09/30/26 ~	4,925,000	5,011,187
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,534,375
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	2,100,000	2,189,513
5.500% due 02/15/24 ~	1,500,000	1,578,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	$4,950,000	$5,172,007
Sealed Air Corp 4.875% due 12/01/22 ~	1,925,000	2,054,938
5.125% due 12/01/24 ~	875,000	946,094
5.500% due 09/15/25 ~	5,600,000	6,174,000
Summit Materials LLC 6.125% due 07/15/23	3,140,000	3,328,400
TransDigm Inc 6.500% due 07/15/24	6,000,000	6,210,000
US Concrete Inc 6.375% due 06/01/24	5,510,000	5,964,575
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,395,787
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,850,000	2,090,500

		109,200,502

Technology - 5.0%

Dell Inc 5.650% due 04/15/18	50,000	51,000
Dell International LLC 5.450% due 06/15/23 ~	2,650,000	2,909,927
5.875% due 06/15/21 ~	925,000	969,326
7.125% due 06/15/24 ~	875,000	967,027
First Data Corp 5.375% due 08/15/23 ~	5,400,000	5,661,900
5.750% due 01/15/24 ~	750,000	787,500
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	6,500,000	6,648,200
Infor US Inc 6.500% due 05/15/22	2,625,000	2,734,909
Nuance Communications Inc 5.625% due 12/15/26 ~	2,200,000	2,343,000
NXP BV (Netherlands) 3.875% due 09/01/22 ~	2,950,000	3,082,750
4.125% due 06/01/21 ~	2,150,000	2,254,813
4.625% due 06/01/23 ~	2,400,000	2,586,000
Quintiles IMS Inc 4.875% due 05/15/23 ~	5,500,000	5,747,500
Sensata Technologies BV 5.625% due 11/01/24 ~	6,400,000	7,072,000

		43,815,852

Utilities - 2.3%

Calpine Corp 5.375% due 01/15/23	1,750,000	1,710,887
5.875% due 01/15/24 ~	3,000,000	3,116,400
6.000% due 01/15/22 ~	1,000,000	1,038,750
Dynegy Inc 7.625% due 11/01/24	3,775,000	3,930,719
8.125% due 01/30/26 ~	1,400,000	1,443,750
NRG Energy Inc 6.625% due 03/15/23	1,250,000	1,295,313
7.250% due 05/15/26	2,835,000	3,054,712
Talen Energy Supply LLC 6.500% due 06/01/25	6,000,000	4,590,000

		20,180,531

Total Corporate Bonds & Notes (Cost $738,384,763)		768,442,144

CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Communications - 0.4%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,552,500

Total Convertible Corporate Bonds & Notes (Cost $3,463,311)		3,552,500

	Principal Amount	Value
SENIOR LOAN NOTES - 1.4%

Consumer, Cyclical - 0.8%

Greektown Holdings LLC Term B (LIBOR + 3.000%) 4.235% due 03/21/24 §	$1,496,250	$1,499,055
Petco Animal Supplies Inc Term B (LIBOR + 3.000%) 4.311% due 01/26/23 §	3,917,483	3,251,511
Yonkers Racing Corp Term B (LIBOR + 3.250%) 4.490% due 05/24/24 §	1,995,000	2,002,491

		6,753,057

Consumer, Non-Cyclical - 0.6%

Brickman Group Ltd LLC (2nd Lien) (LIBOR + 6.500%) 7.734% due 12/17/21 §	2,387,234	2,399,917
Reddy Ice Corp (LIBOR + 5.500%) 6.881% due 05/01/19 §	2,879,397	2,844,738

		5,244,655

Total Senior Loan Notes (Cost $12,697,710)		11,997,712

SHORT-TERM INVESTMENT - 6.1%

Repurchase Agreement - 6.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $52,879,841; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $53,940,132)	52,879,312	52,879,312

Total Short-Term Investment (Cost $52,879,312)		52,879,312

TOTAL INVESTMENTS - 99.2% (Cost $828,821,294)		861,454,159

DERIVATIVES - 0.1%
(See Note (b) in Notes to Schedule of Investments)		480,714

OTHER ASSETS & LIABILITIES, NET - 0.8%		6,699,043

NET ASSETS - 100.0%		$868,633,916

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $3,391,500 or 0.4% of the net assets as of September 30, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Beacon Roofing Supply Inc µ ±	$3,391,500	$3,391,500	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Swap agreements outstanding as of September 30, 2017 were as follows:

Total Return Swaps

Receive Total Return	Pay	Payment Frequency Receive/Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	3-Month USD-LIBOR	Z / Q	MSC	12/20/17	$10,000,000	$480,714	($320)	$481,034

Total Swap Agreements						$480,714	($320)	$481,034

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$16,612,106	$10,739,846	$-	$5,872,260
	Financial	4,420,960	4,420,960	-	-
	Industrial	3,549,425	3,549,425	-	-

	Total Common Stocks	24,582,491	18,710,231	-	5,872,260

	Corporate Bonds & Notes	768,442,144	-	768,442,144	-
	Convertible Corporate Bonds & Notes	3,552,500	-	3,552,500	-
	Senior Loan Notes	11,997,712	-	11,997,712	-
	Short-Term Investment	52,879,312	-	52,879,312	-
	Unfunded Loan Commitment (1)	3,391,500	-	-	3,391,500
	Derivatives:
	Interest Rate Contracts
	Swaps	480,714	-	480,714	-

	Total	$865,326,373	$18,710,231	$837,352,382	$9,263,760

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2017:

	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Period	$-	$494,822	$-	$494,822
Purchases	6,779,813	-	3,391,500	10,171,313
Sales (Includes Paydowns)	-	(125,837)	-	(125,837)
Accrued Discounts (Premiums)	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(907,553)	2,742	-	(904,811)
Transfers In	-	-	-	-
Transfers Out	-	(371,727)	-	(371,727)

Value, End of Period	$5,872,260	$-	$3,391,500	$9,263,760

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($907,553)	$-	$-	($907,553)

Additional information about Level 3 fair value measurements as of September 30, 2017 was as follows:

	Value at 09/30/17	Valuation Technique	Unobservable Input	Single Input or Range of Inputs	Weighted Average
Unfunded Loan Commitment	$3,391,500	Cost	Unchanged price over 5 days	99.8	NA

All other significant unobservable inputs with a value of $5,872,260 were provided by a single broker quote.

(1)	See note (a) in Notes to Schedule of Investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 7.9%

Communications - 1.2%

AT&T Inc
(LIBOR + 0.650%) 1.954% due 01/15/20 §	$1,500,000	$1,507,705
(LIBOR + 0.950%) 2.254% due 07/15/21 §	2,400,000	2,431,549
5.150% due 02/14/50	600,000	606,962
5.300% due 08/14/58	200,000	202,381
Telefonica Emisiones SAU (Spain) 5.877% due 07/15/19	1,800,000	1,919,152
Verizon Communications Inc 3.376% due 02/15/25 ~	2,098,000	2,112,204

		8,779,953

Consumer, Cyclical - 0.6%

American Honda Finance Corp (LIBOR + 0.350%) 1.669% due 11/05/21 §	600,000	601,484
General Motors Financial Co Inc 2.350% due 10/04/19	100,000	100,371
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,487,770
Volkswagen Bank GmbH (Germany) (LIBOR + 0.410%) 0.081% due 11/27/17 § ~	EUR 1,600,000	1,891,695
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	$400,000	403,180

		4,484,500

Consumer, Non-Cyclical - 0.2%

BAT Capital Corp (United Kingdom) (LIBOR + 0.590%) 1.905% due 08/14/20 § ~	1,100,000	1,102,436

Energy - 1.1%

BG Energy Capital PLC (United Kingdom) (GBP Swap + 5.336%) 6.500% due 11/30/72 § ~	GBP 700,000	946,625
Enbridge Inc (Canada) (LIBOR + 0.700%) 2.020% due 06/15/20 §	$1,800,000	1,815,323
Kinder Morgan Inc 7.250% due 06/01/18	100,000	103,538
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	200,000	198,200
5.299% due 01/27/25 ~	637,000	636,841
6.125% due 01/17/22	1,900,000	2,047,250
6.625% due 01/16/34	GBP 100,000	138,199
8.375% due 12/10/18	$200,000	213,808
Spectra Energy Partners LP (LIBOR + 0.700%) 2.016% due 06/05/20 §	1,800,000	1,815,430
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	100,000	104,567

		8,019,781

Financial - 4.2%

Ally Financial Inc
3.250% due 02/13/18	200,000	201,585
3.500% due 01/27/19	200,000	203,500
3.600% due 05/21/18	1,000,000	1,008,950
3.750% due 11/18/19	100,000	102,450
4.750% due 09/10/18	200,000	204,920
6.250% due 12/01/17	200,000	201,400

	Principal Amount	Value
American Tower Corp REIT 2.800% due 06/01/20	$100,000	$101,561
Barclays PLC (United Kingdom) (USD Swap + 6.705%) 8.250% due 12/15/18 §	400,000	423,370
BRFkredit AS (Denmark)
2.000% due 10/01/17	DKK 4,300,000	682,987
2.500% due 10/01/47	242,582	39,973
4.000% due 01/01/18	2,300,000	369,397
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,662,213
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	1,300,000	1,296,945
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,115,018
International Lease Finance Corp
6.250% due 05/15/19	100,000	106,319
7.125% due 09/01/18 ~	1,000,000	1,047,250
8.250% due 12/15/20	500,000	585,393
JPMorgan Chase & Co (LIBOR + 3.470%) 7.900% due 04/30/18 §	1,710,000	1,763,437
Macquarie Bank Ltd (Australia) (LIBOR + 0.350%) 1.685% due 04/04/19 § # ~	1,200,000	1,200,171
MetLife Inc 6.817% due 08/15/18	100,000	104,407
Mitsubishi UFJ Financial Group Inc (Japan) (LIBOR + 1.880%) 3.196% due 03/01/21 §	1,200,000	1,249,112
Navient Corp
5.500% due 01/15/19	1,700,000	1,760,996
8.450% due 06/15/18	300,000	313,350
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/17	DKK 3,400,000	540,026
2.000% due 10/01/17	6,700,000	1,064,189
2.000% due 01/01/18	100,000	15,995
2.500% due 10/01/47	876,992	144,651
Nykredit Realkredit AS (Denmark)
2.000% due 10/01/17	10,200,000	1,620,109
2.500% due 10/01/47 ~	5,188,112	854,900
Realkredit Danmark AS (Denmark)
1.000% due 04/01/18	1,300,000	208,035
2.500% due 10/01/47	4,540,413	749,254
Santander Holdings USA Inc (LIBOR + 1.450%) 2.767% due 11/24/17 §	$200,000	200,400
Synchrony Financial (LIBOR + 1.400%) 2.711% due 11/09/17 §	200,000	200,211
The Goldman Sachs Group Inc (LIBOR + 1.200%) 2.520% due 09/15/20 §	2,500,000	2,548,396
UBS AG (Switzerland)
(LIBOR + 0.320%) 1.637% due 12/07/18 § ~	1,900,000	1,903,433
(LIBOR + 0.580%) 1.897% due 06/08/20 § ~	1,900,000	1,908,358
Unibail-Rodamco SE REIT (France) (LIBOR + 0.770%) 2.074% due 04/16/19 § ~	1,900,000	1,912,998

		29,615,659

Industrial - 0.3%

John Deere Capital Corp (LIBOR + 0.290%) 1.613% due 06/22/20 §	2,400,000	2,404,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Technology - 0.1%

Dell International LLC 3.480% due 06/01/19 ~	$100,000	$101,954
Hewlett Packard Enterprise Co 2.450% due 10/05/17	283,000	283,014
VMware Inc
2.300% due 08/21/20	100,000	100,343
2.950% due 08/21/22	100,000	100,448
3.900% due 08/21/27	100,000	101,247

		687,006

Utilities - 0.2%

Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	400,000	403,394
Dominion Energy Inc (LIBOR + 0.550%) 1.866% due 06/01/19 § ~	100,000	100,393
SSE PLC (United Kingdom) (EUR Swap + 4.620%) 5.625% due 10/02/17 § ~	EUR 1,000,000	1,182,172

		1,685,959

Total Corporate Bonds & Notes (Cost $56,120,576)		56,780,189

SENIOR LOAN NOTES - 0.1%

Energy - 0.1%

Petroleo Global Trading due 02/19/20 µ	$400,000	393,000

Total Senior Loan Notes (Cost $386,600)		393,000

MORTGAGE-BACKED SECURITIES - 7.0%

Collateralized Mortgage Obligations - Residential - 3.2%

ALBA PLC (United Kingdom) (LIBOR + 1.250%) 1.501% due 04/24/49 § ~	GBP 248,777	335,519
Alternative Loan Trust (LIBOR + 0.280%) 1.517% due 12/25/35 §	$68,065	65,183
Banc of America Mortgage Trust 3.490% due 11/25/34 §	42,317	43,009
Bear Stearns Adjustable Rate Mortgage Trust 3.673% due 01/25/35 §	266,933	264,604
Chase Mortgage Finance Trust 3.486% due 02/25/37 §	69,210	69,015
ChaseFlex Trust 6.000% due 02/25/37	465,250	365,806
Citigroup Mortgage Loan Trust
(LIBOR + 0.070%) 1.307% due 01/25/37 § ~	303,472	241,640
(US Treasury + 2.400%) 3.430% due 05/25/35 §	63,918	64,214
3.450% due 08/25/35 §	506,584	390,699
3.737% due 09/25/37 §	69,328	65,558
Countrywide Home Loan Mortgage Pass-Through Trust
(LIBOR + 0.640%) 1.877% due 03/25/35 §	71,832	63,219
3.489% due 08/25/34 §	30,978	29,481
Deutsche Alt-B Securities Mortgage Loan Trust (LIBOR + 0.100%) 1.337% due 10/25/36 §	40,945	31,424

	Principal Amount	Value
Dukinfield PLC (United Kingdom) (LIBOR + 1.000%) 1.280% due 08/15/45 § ~	GBP 71,133	$95,725
Eurosail PLC (United Kingdom) (LIBOR + 0.160%) 0.447% due 12/10/44 § ~	152,641	201,567
Eurosail-UK PLC (United Kingdom) (LIBOR + 0.950%) 1.252% due 06/13/45 § ~	1,202,994	1,589,889
Fannie Mae
(LIBOR + 0.060%) 1.297% due 07/25/37 §	$1,086,832	1,067,122
(LIBOR + 0.150%)
1.387% due 08/25/34 §	188,399	186,666
(LIBOR + 0.350%)
1.587% due 07/25/37 §	11,505	11,497
3.288% due 05/25/35 §	937,322	988,426
Freddie Mac
(LIBOR + 0.230%)
1.464% due 02/15/19 §	146,865	146,862
(LIBOR + 0.450%)
1.684% due 09/15/42 §	3,189,972	3,196,463
Gemgarto PLC (United Kingdom) (LIBOR + 0.950%) 1.230% due 02/16/47 § ~	GBP 21,776	29,255
Government National Mortgage Association (LIBOR + 0.750%) 2.550% due 04/20/67 §	$1,098,008	1,133,484
GreenPoint Mortgage Funding Trust (LIBOR + 0.270%) 1.507% due 11/25/45 §	548,291	486,633
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	232,834	260,886
GSR Mortgage Loan Trust 3.571% due 01/25/35 §	335,727	332,151
HarborView Mortgage Loan Trust (LIBOR + 0.280%) 1.517% due 02/19/36 §	171,073	148,684
HomeBanc Mortgage Trust (LIBOR + 0.330%) 1.567% due 10/25/35 §	204,163	202,391
Impac CMB Trust (LIBOR + 1.000%) 2.237% due 07/25/33 §	147,424	143,884
IndyMac INDX Mortgage Loan Trust (LIBOR + 0.240%) 1.477% due 07/25/35 §	314,654	307,433
JP Morgan Mortgage Trust
3.042% due 07/27/37 § ~	793,772	761,660
3.601% due 08/25/35 §	346,456	337,051
3.676% due 07/25/35 §	305,571	314,013
3.725% due 09/25/35 §	72,734	67,487
Marche Mutui SARL (Italy) (LIBOR + 2.250%) 1.921% due 01/27/64 § ~	EUR 50,007	59,320
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
(LIBOR + 0.440%)
1.674% due 12/15/30 §	$248,580	241,994
(LIBOR + 0.700%)
(1.934% due 11/15/31 §	312,251	312,944
Merrill Lynch Mortgage Investors Trust
(LIBOR + 0.250%)
1.487% due 11/25/35 §	188,541	181,432
3.153% due 12/25/35 §	180,554	167,635
NCUA Guaranteed Notes Trust (LIBOR + 0.450%) 1.681% due 10/07/20 §	3,026,585	3,036,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Residential Accredit Loans Inc Trust (LIBOR + 0.300%) 1.537% due 08/25/35 §	$334,410	$298,650
Sequoia Mortgage Trust
(LIBOR + 0.640%)
1.877% due 04/19/27 §	551,731	525,022
(LIBOR + 0.700%)
1.937% due 10/19/26 §	182,880	180,294
Structured Adjustable Rate Mortgage Loan Trust
(US FED + 1.400%)
2.344% due 01/25/35 §	352,315	331,916
3.452% due 02/25/34 §	79,777	79,797
3.487% due 08/25/35 §	589,848	589,291
Structured Asset Mortgage Investments II Trust
(LIBOR + 0.260%)
1.367% due 03/25/37 §	114,261	89,316
(LIBOR + 0.250%)
1.487% due 07/19/35 §	687,856	659,284
(LIBOR + 0.660%)
1.897% due 10/19/34 §	315,047	305,311
SWAN Trust (Australia) (AUD Bank Bill + 1.300%) 2.905% due 04/25/41 §	AUD 268,778	211,934
WaMu Mortgage Pass-Through Certificates Trust
(US FED + 1.000%)
1.889% due 02/25/46 §	$478,380	470,041
(US FED + 1.500%)
2.207% due 11/25/46 §	274,497	262,550
3.471% due 08/25/35 §	161,928	154,542
Wells Fargo Mortgage-Backed Securities Trust
3.035% due 12/25/34 §	370,644	377,012
3.362% due 04/25/36 §	215,516	199,511
3.403% due 09/25/34 §	134,721	137,872

		22,910,280

Fannie Mae - 3.7%

(US FED + 1.200%)
2.029% due 10/01/44 §	115,359	117,499
(US FED + 1.200%)
2.030% due 11/01/42 - 09/01/44 §	161,955	164,932
(LIBOR + 0.675%)
2.368% due 02/01/36 §	83,457	83,631
(US Treasury + 2.070%)
2.570% due 01/01/25 §	20,459	21,047
(LIBOR + 1.308%)
2.771% due 11/01/35 §	31,165	32,136
(LIBOR + 1.380%)
2.880% due 12/01/34 §	83,756	87,313
(LIBOR + 1.538%)
2.913% due 01/01/36 §	61,396	64,386
(US Treasury + 2.162%)
3.033% due 12/01/22 §	2,966	3,055
(US Treasury + 2.268%)
3.079% due 10/01/35 §	18,651	19,668
(US FED + 1.250%)
3.168% due 03/01/18 §	4,332	4,330
(LIBOR + 1.942%)
3.292% due 09/01/35 §	78,100	82,019
(LIBOR + 1.627%)
3.377% due 05/01/35 §	27,758	29,142
(LIBOR + 1.644%)
3.394% due 03/01/35 §	284,437	297,359
(LIBOR + 1.780%)
3.405% due 11/01/35 §	100,461	105,725
3.500% due 12/01/47	24,460,000	25,117,840

	Principal Amount	Value
(LIBOR + 1.912%)
3.662% due 03/01/36 §	$52,154	$54,803
(LIBOR + 2.000%)
3.750% due 04/01/35 §	299,038	318,121
(US FED + 1.250%)
5.000% due 08/01/24 §	6,656	6,640

		26,609,646

Freddie Mac - 0.1%

(US Treasury + 2.252%)
2.859% due 01/01/34 §	229,517	242,818
(LIBOR + 1.765%)
3.196% due 10/01/35 §	25,582	26,335
(LIBOR + 1.731%)
3.481% due 08/01/35 §	7,996	8,417
(LIBOR + 1.815%)
3.519% due 03/01/36 §	78,925	80,254

		357,824

Government National Mortgage Association - 0.0%

(US Treasury + 1.500%) 2.125% due 09/20/22 - 07/20/25 §	42,862	43,994
(US Treasury + 1.500%) 2.250% due 10/20/24 - 12/20/26 §	24,887	25,657
(US Treasury + 1.500%) 2.375% due 01/20/27 §	11,108	11,412
(US Treasury + 1.500%) 2.500% due 02/20/25 §	11,128	11,467
(US Treasury + 1.500%) 2.625% due 05/20/23 - 05/20/26 §	24,570	25,371

		117,901

Total Mortgage-Backed Securities (Cost $49,800,409)		49,995,651

ASSET-BACKED SECURITIES - 6.2%

ABFC Trust (LIBOR + 0.600%) 1.837% due 10/25/34 §	108,613	107,838
Amortizing Residential Collateral Trust (LIBOR + 0.580%) 1.817% due 07/25/32 §	118,939	114,509
Apidos CLO XVI (Cayman) (LIBOR + 0.980%) 2.286% due 01/19/25 § ~	4,400,000	4,403,560
Ares XXXI CLO Ltd (Cayman) (LIBOR + 1.180%) 2.497% due 08/28/25 § ~	400,000	400,907
Asset-Backed Securities Corp Home Equity Loan Trust (LIBOR + 0.080%) 1.317% due 05/25/37 §	27,515	19,977
Bayview Opportunity Master Fund IIIb Trust 3.475% due 04/28/32 § ~	246,337	248,454
Bear Stearns Asset-Backed Securities I Trust (LIBOR + 0.110%) 1.347% due 04/25/31 §	363,788	391,960
Carlyle Global Market Strategies Euro CLO Ltd (LIBOR + 0.730%) 0.730% due 09/21/29 § ~	EUR 250,000	295,998
CIFC Funding Ltd CLO (Cayman) (LIBOR + 1.200%) 2.511% due 01/29/25 § ~	$1,186,777	1,188,899
Citigroup Mortgage Loan Trust (LIBOR + 0.145%) 1.382% due 09/25/36 § ~	800,982	784,918

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust Inc (LIBOR + 0.460%) 1.697% due 10/25/35 §	$600,000	$547,379
Credit Suisse Mortgage Trust 4.500% due 03/25/21	397,086	403,684
Credit-Based Asset Servicing & Securitization Trust (LIBOR + 0.070%) 1.307% due 01/25/37 §	238,185	108,502
Equity One Mortgage Pass-Through Trust (LIBOR + 0.600%) 1.837% due 04/25/34 §	448,988	398,968
Finn Square CLO Ltd (Cayman) (LIBOR + 1.210%) 2.538% due 12/24/23 § ~	188,501	189,582
Flagship VII Ltd (Cayman) (LIBOR + 1.120%) 2.427% due 01/20/26 § ~	1,700,000	1,709,109
Fortress Credit BSL II Ltd (Cayman) (LIBOR + 1.150%) 2.456% due 10/19/25 § ~	1,100,000	1,105,304
Freddie Mac Structured Pass-Through Certificates (LIBOR + 0.260%) 1.497% due 08/25/31 §	125,638	123,399
Hildene CLO I Ltd (Cayman) (LIBOR + 1.150%) 2.454% due 01/17/26 § ~	4,200,000	4,224,663
HSI Asset Securitization Corp Trust (LIBOR + 0.050%) 1.287% due 10/25/36 §	14,709	8,249
Jamestown CLO V Ltd (Cayman) (LIBOR + 1.220%) 2.524% due 01/17/27 § ~	2,200,000	2,207,146
Jubilee CLO BV (Netherlands) 0.000% due 07/12/28 § # ~	EUR 300,000	354,570
Madison Park Funding V Ltd (Cayman) (LIBOR + 0.223%) 1.540% due 02/26/21 § ~	$28,634	28,668
Morgan Stanley ABS Capital I Inc Trust
(LIBOR + 0.660%)
1.897% due 01/25/35 §	602,187	583,435
(LIBOR + 0.975%)
2.212% due 07/25/34 §	142,827	141,435
Morgan Stanley IXIS Real Estate Capital Trust (LIBOR + 0.050%) 1.287% due 11/25/36 §	1,725	899
Navient Student Loan Trust (LIBOR + 1.150%) 2.387% due 03/25/66 § ~	1,356,511	1,374,568
New Century Home Equity Loan Trust (LIBOR + 0.180%) 1.417% due 05/25/36 §	594,631	514,188
OFSI Fund V Ltd (Cayman) (LIBOR + 1.150%) 2.454% due 04/17/25 § ~	1,635,274	1,640,227
OHA Credit Partners IX Ltd (Cayman) (LIBOR + 1.010%) 2.317% due 10/20/25 § ~	1,900,000	1,905,078
Palmer Square CLO Ltd (Cayman) (LIBOR + 1.220%) 2.524% due 10/17/27 § ~	2,000,000	2,016,542
Renaissance Home Equity Loan Trust (LIBOR + 0.760%) 1.997% due 12/25/32 §	213,722	204,882
SHACKLETON CLO Ltd (Cayman) (LIBOR + 1.120%) 2.424% due 01/13/25 § ~	300,000	300,690

	Principal Amount	Value
SLM Private Education Loan Trust 1.850% due 06/17/30 ~	$779,286	$779,729
SLM Student Loan Trust
(LIBOR + 0.180%)
13.041% due 01/25/24 §	EUR 923,037	1,088,866
(LIBOR + 0.270%)
19.005% due 06/17/24 § ~	218,155	257,062
Structured Asset Securities Corp Mortgage Loan Trust (LIBOR + 1.500%) 2.737% due 04/25/35 §	$727,644	714,004
Sudbury Mill CLO Ltd (Cayman) (LIBOR + 1.150%) 2.454% due 01/17/26 § ~	4,200,000	4,207,357
Symphony CLO XII Ltd (Cayman) (LIBOR + 1.030%) 2.334% due 10/15/25 § ~	3,800,000	3,809,891
Symphony CLO XV Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 10/17/26 § ~	300,000	301,927
United States Small Business Administration 5.290% due 12/01/27	1,546,032	1,646,590
Vibrant CLO II Ltd (Cayman) (LIBOR + 0.900%) 2.213% due 07/24/24 § ~	1,900,000	1,900,071
VOLT LV LLC 3.500% due 03/25/47 § ~	271,393	274,043
VOLT LVII LLC 3.375% due 04/25/47 § ~	449,838	453,406
VOLT LXII LLC 3.125% due 09/25/47 § ~	1,100,000	1,101,213

Total Asset-Backed Securities (Cost $44,430,932)		44,582,346

U.S. TREASURY OBLIGATIONS - 122.4%

U.S. Treasury Bonds - 1.0%

3.000% due 05/15/47	7,160,000	7,363,612

U.S. Treasury Inflation Protected Securities - 110.2%

0.125% due 04/15/19 ^	7,867,871	7,899,003
0.125% due 04/15/20 ^	14,084,097	14,155,034
0.125% due 04/15/21 ^	73,428,570	73,647,970
0.125% due 01/15/22 ^ ‡	1,535,801	1,540,853
0.125% due 07/15/22 ^	65,156,601	65,484,043
0.125% due 01/15/23 ^ ‡	2,757,352	2,750,714
0.125% due 07/15/24 ^ ‡	15,879,092	15,721,106
0.125% due 07/15/26 ^	7,047,729	6,854,226
0.250% due 01/15/25 ^	24,395,084	24,153,674
0.375% due 07/15/23 ^	58,279,651	59,048,519
0.375% due 07/15/25 ^ ‡	26,667,640	26,672,001
0.375% due 01/15/27 ^ ‡	608,028	600,721
0.375% due 07/15/27 ^	10,008,800	9,911,706
0.625% due 07/15/21 ^	13,937,101	14,323,166
0.625% due 01/15/24 ^	17,346,582	17,716,814
0.625% due 01/15/26 ^	43,197,217	43,780,257
0.625% due 02/15/43 ^	3,694,578	3,453,247
0.750% due 02/15/42 ^	6,196,705	5,987,733
0.750% due 02/15/45 ^	7,381,941	7,043,062
0.875% due 02/15/47 ^	2,220,835	2,188,914
1.000% due 02/15/46 ^	24,677,353	25,042,621
1.250% due 07/15/20 ^ ‡	42,702,815	44,494,388
1.375% due 07/15/18 ^ ‡	454,076	461,603
1.375% due 01/15/20 ^	13,893,444	14,394,398
1.375% due 02/15/44 ^ ‡	14,167,247	15,635,057
1.625% due 01/15/18 ^ ‡	1,145,110	1,152,916
1.875% due 07/15/19 ^ ‡	7,465,308	7,779,913

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
2.000% due 01/15/26 ^	$16,050,177	$18,053,197
2.125% due 01/15/19 ^	14,255,750	14,708,192
2.125% due 02/15/40 ^	20,163,128	25,377,853
2.125% due 02/15/41 ^	2,884,466	3,650,696
2.375% due 01/15/25 ^	78,199,199	89,332,305
2.375% due 01/15/27 ^	13,926,645	16,285,200
2.500% due 01/15/29 ^ ‡	17,597,104	21,249,574
3.625% due 04/15/28 ^	47,047,558	61,608,970
3.875% due 04/15/29 ^ ‡	18,598,359	25,307,408

		787,467,054

U.S. Treasury Notes - 11.2%

1.875% due 02/28/22	30,100,000	30,109,648
1.875% due 04/30/22 ‡	100,000	99,889
1.875% due 08/31/24	12,200,000	11,979,308
2.000% due 11/15/26 ‡	200,000	194,848
2.250% due 08/15/27	5,600,000	5,560,371
2.750% due 02/15/24	30,700,000	31,952,730

		79,896,794

Total U.S. Treasury Obligations (Cost $885,548,770)		874,727,460

FOREIGN GOVERNMENT BONDS & NOTES - 12.8%

Argentina POM Politica Monetaria (Argentina) (ARS Reference + 0.000%) 26.250% due 06/21/20 §	ARS 13,400,000	820,355
Argentine Republic Government (Argentina) 6.875% due 01/26/27	$2,400,000	2,595,600
Australia Government (Australia) 3.000% due 09/20/25 ^ ~	AUD 1,400,000	1,521,231
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,737,062
Brazil Letras do Tesouro Nacional (Brazil)
6.928% due 07/01/18	BRL 82,600,000	24,801,255
6.940% due 04/01/18	2,100,000	641,123
7.103% due 01/01/18	28,200,000	8,749,582
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,227,140	2,388,943
Development Bank of Japan Inc (Japan) 2.125% due 09/01/22 ~	$700,000	694,707
Italy Buoni Poliennali Del Tesoro (Italy)
0.100% due 05/15/22 ^ ~	EUR 917,730	1,100,696
1.650% due 04/23/20 ^ ~	300,318	375,299
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	$300,000	301,308
Japanese Government CPI Linked (Japan)
0.100% due 03/10/24 ^	JPY 123,240,000	1,134,104
0.100% due 03/10/27 ^	652,171,000	6,053,700
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 38,725,000	2,255,960
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,561,640	9,261,999
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	GBP 14,258,964	22,415,380
0.125% due 11/22/56 ^ ~	308,027	761,080
0.125% due 11/22/65 ^ ~	922,047	2,674,703

Total Foreign Government Bonds & Notes (Cost $90,103,601)		91,284,087

MUNICIPAL BONDS - 0.1%

South Carolina Student Loan Corp (LIBOR + 0.000%) 1.456% due 12/01/23 §	$446,766	446,578

Total Municipal Bonds (Cost $446,309)		446,578

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.5%

Certificates of Deposit - 0.3%

Barclays Bank PLC (United Kingdom) (LIBOR + 0.470%) 1.827% due 05/17/18 §	$2,000,000	$2,000,892

Foreign Government Issues - 1.2%

Argentina Treasury Bills (Argentina)
2.858% due 10/27/17	200,000	199,634
2.899% due 10/13/17	300,000	299,771
3.200% due 12/15/17	600,000	596,709
Japan Treasury Bills (Japan) (0.118%) due 11/06/17	JPY 840,000,000	7,465,911
Mexico Cetes (Mexico) 6.996% due 01/04/18	MXN 4,262,000	229,657

		8,791,682

U.S. Treasury Bills - 0.0%

1.013% due 01/04/18 # ‡	$283,000	282,249

Total Short-Term Investments (Cost $11,233,814)		11,074,823

TOTAL INVESTMENTS - 158.0% (Cost $1,138,071,011)		1,129,284,134

TOTAL SECURITIES SOLD SHORT - (3.9%)
(See Note (b) in Notes to Schedule of Investments) (Proceeds $27,882,204)		(27,751,858)

DERIVATIVES - (0.2%)
(See Notes (d) through (h) in Notes to Schedule of Investments)		(1,424,792)

OTHER ASSETS & LIABILITIES, NET - (53.9%)		(385,315,628)

NET ASSETS - 100.0%		$714,791,856

Notes to Schedule of Investments

(a)	As of September 30, 2017, $4,058,000 in cash, and investments with a total aggregate value of $7,167,934 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(b)	Securities sold short outstanding as of September 30, 2017 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (3.9%)

0.125% due 07/15/22 ^	$27,614,686	($27,751,858)

Total Securities Sold Short (Proceeds $27,882,204)		($27,751,858)

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to the Schedules of Investments) outstanding during the nine-month period ended September 30, 2017 was $374,667,514 at a weighted average interest rate of 0.811%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(d)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund (12/17)	4	$763,133	$761,191	($1,942)

Short Futures Outstanding
Euro-Bobl (12/17)	39	6,065,304	6,046,626	18,678
Japan 10-Year Bonds (12/17)	12	16,109,982	16,033,770	76,212
Long Gilt (12/17)	80	13,608,948	13,279,930	329,018
U.S. Treasury 2-Year Notes (12/17)	144	31,143,229	31,061,250	81,979
U.S. Treasury 5-Year Notes (12/17)	400	47,285,988	47,000,000	285,988
U.S. Treasury 10-Year Notes (12/17)	79	9,960,616	9,899,688	60,928
U.S. Treasury Long Bond (12/17)	230	35,615,551	35,146,875	468,676

				1,321,479

Total Futures Contracts				$1,319,537

(e)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	502,880	USD	28,000	11/17	TDB	$344
ARS	2,958,080	USD	165,348	12/17	CIT	(1,457)
ARS	12,741,642	USD	692,104	01/18	GSC	5,237
ARS	13,402,475	USD	715,562	02/18	HSB	4,472
BRL	56,900,000	USD	17,648,168	10/17	BNP	317,511
BRL	26,100,000	USD	7,877,942	10/17	DUB	362,905
BRL	9,900,000	USD	2,953,637	10/17	GSC	172,202
BRL	29,800,000	USD	8,902,166	10/17	HSB	506,924
BRL	26,900,000	USD	8,483,179	10/17	JPM	10,262
BRL	5,161,167	USD	1,642,350	11/17	DUB	(19,826)
CAD	5,463,000	USD	4,377,404	10/17	BOA	912
DKK	7,985,405	USD	1,276,643	10/17	BOA	(8,364)
EUR	7,528,628	USD	8,825,811	10/17	BOA	72,278
EUR	896,000	USD	1,060,276	11/17	JPM	398
GBP	557,000	USD	757,318	10/17	GSC	(10,938)
GBP	21,896,000	USD	29,317,640	10/17	JPM	22,986
INR	166,620,647	USD	2,542,732	12/17	CSF	(11,657)
JPY	777,562,224	USD	6,893,080	10/17	CIT	17,048
MXN	48,720,000	USD	2,455,843	03/18	BNP	158,599
NZD	12,799,000	USD	9,204,680	10/17	JPM	40,040
RUB	123,584,240	USD	2,117,165	10/17	HSB	19,240
USD	291,000	ARS	5,508,630	02/18	BNP	(4,945)
USD	197,000	ARS	3,735,120	02/18	JPM	(3,665)
USD	5,747,991	AUD	7,210,000	10/17	BNP	92,469
USD	5,639,893	AUD	7,210,000	11/17	BNP	(13,672)
USD	16,778,294	BRL	56,900,000	10/17	BNP	(1,187,384)
USD	6,609,480	BRL	20,938,833	10/17	DUB	(1,774)
USD	1,648,935	BRL	5,161,167	10/17	DUB	19,342
USD	3,125,000	BRL	9,900,000	10/17	GSC	(839)
USD	9,406,566	BRL	29,800,000	10/17	HSB	(2,525)
USD	7,911,765	BRL	26,900,000	10/17	JPM	(581,676)
USD	472,000	BRL	1,503,698	11/17	SGN	(720)
USD	526,243	BRL	1,900,000	01/18	BNP	(66,387)
USD	6,310,733	BRL	22,500,000	01/18	DUB	(707,249)
USD	1,050,449	BRL	3,800,000	01/18	JPM	(134,810)
USD	626,305	BRL	2,100,000	04/18	MSC	(21,773)
USD	6,191,155	BRL	21,700,000	07/18	BNP	(432,776)
USD	560,307	BRL	1,900,000	07/18	BOA	(19,669)
USD	6,464,701	BRL	22,600,000	07/18	DUB	(433,956)
USD	5,805,299	BRL	19,500,000	07/18	GSC	(147,082)
USD	4,196,403	BRL	14,700,000	07/18	HSB	(290,776)
USD	350,518	BRL	1,200,000	07/18	JPM	(15,782)
USD	294,638	BRL	1,000,000	07/18	MSC	(10,613)
USD	115,555	CAD	140,000	10/17	GSC	3,352
USD	4,269,494	CAD	5,323,000	10/17	HSB	3,381
USD	4,378,481	CAD	5,463,000	11/17	BOA	(748)
USD	387,334	COP	1,173,545,000	11/17	BOA	(10,769)
USD	1,713,932	DKK	11,266,706	10/17	BOA	(75,499)
USD	3,664,666	DKK	23,953,000	10/17	HSB	(139,662)
USD	416,117	DKK	2,715,000	10/17	JPM	(15,092)
USD	380,167	DKK	2,494,000	01/18	BNP	(18,145)
USD	1,283,807	DKK	7,985,405	01/18	BOA	8,475

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	201,087	DKK	1,313,000	04/18	GSC	($9,826)
USD	185,473	EUR	158,000	10/17	GSC	(1,267)
USD	289,769	EUR	241,000	10/17	GSC	4,931
USD	8,802,987	EUR	7,287,628	10/17	JPM	189,737
USD	8,840,190	EUR	7,528,628	11/17	BOA	(72,108)
USD	1,304,474	GBP	962,000	10/17	HSB	15,395
USD	3,627,725	GBP	2,677,000	10/17	JPM	40,547
USD	2,400,370	GBP	1,779,000	10/17	RBS	16,511
USD	22,123,521	GBP	17,035,000	10/17	SGN	(703,368)
USD	29,346,795	GBP	21,896,000	11/17	JPM	(22,451)
USD	508,000	INR	33,050,480	12/17	BNP	5,942
USD	600,000	INR	39,585,000	12/17	JPM	(1,322)
USD	7,131,600	JPY	777,562,224	10/17	GSC	221,472
USD	6,902,461	JPY	777,562,224	11/17	CIT	(16,935)
USD	2,903,832	JPY	320,000,000	11/17	CIT	55,706
USD	2,813,578	JPY	310,000,000	11/17	JPM	54,456
USD	1,906,621	JPY	210,000,000	11/17	MSC	37,539
USD	601,000	KRW	684,058,200	12/17	BNP	3,270
USD	1,000	KRW	1,138,500	12/17	CSF	5
USD	1,188,000	KRW	1,352,656,800	12/17	DUB	6,049
USD	2,209,944	MXN	39,843,077	12/17	GSC	47,330
USD	208,131	MXN	4,262,000	01/18	GSC	(22,523)
USD	2,329,796	MXN	48,720,000	03/18	BNP	(284,645)
USD	9,296,959	NZD	12,799,000	10/17	GSC	52,240
USD	9,199,652	NZD	12,799,000	11/17	JPM	(39,494)
USD	2,097,423	RUB	122,935,200	10/17	GSC	(27,763)

Total Forward Foreign Currency Contracts						($3,002,425)

(f)	Purchased options outstanding as of September 30, 2017 were as follows:

Interest Rate Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter Party	Notional Amount	Cost	Value
Cap - ICE Swap Rate	0.263%	5-Year/10-Year ICE Swap Rate	03/29/18	DUB	$34,800,000	$15,660	$15,660

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$2,650,000	$265,328	$34,078

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	2,650,000	265,327	295,402
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	400,000	4,560	4,137
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	10,950,000	127,020	100,895

							396,907	400,434

Total Interest Rate Swaptions							$662,235	$434,512

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 2-Year Notes (01/18)	$109.50	12/22/17	CME	28	$6,036,625	$239	$28
Call - U.S. Treasury 2-Year Notes (01/18)	109.75	12/22/17	CME	5	1,077,969	43	5
Call - U.S. Treasury 2-Year Notes (01/18)	110.00	12/22/17	CME	84	18,109,875	717	84
Call - U.S. Treasury 5-Year Notes (01/18)	123.50	12/22/17	CME	7	820,805	60	7
Call - U.S. Treasury 5-Year Notes (01/18)	124.25	12/22/17	CME	49	5,745,633	419	49
Call - U.S. Treasury 5-Year Notes (01/18)	125.00	12/22/17	CME	42	4,924,828	359	42
Call - U.S. Treasury 10-Year Notes (01/18)	140.00	12/22/17	CME	26	3,249,594	222	26
Call - U.S. Treasury 10-Year Notes (01/18)	147.00	12/22/17	CME	47	5,874,266	401	47
Call - U.S. Treasury 10-Year Notes (01/18)	148.00	12/22/17	CME	8	999,875	68	8

						2,528	296

Put - U.S. Treasury 10-Year Notes (01/18)	112.50	12/22/17	CME	142	17,747,781	1,212	142
Put - Eurodollar (03/18)	98.25	03/19/18	CME	379	93,243,475	37,412	21,319

						38,624	21,461

Total Options on Futures						$41,152	$21,757

Total Purchased Options						$719,047	$471,929

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(g)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	$-
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	-
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(35,403)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(73)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(14)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,137	(13,368)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(1,788)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(178)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	2,200,000	100,087	(25,341)

						$1,377,854	($76,165)

Interest Rate Cap Options

Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - ICE Swap Rate	0.230%	10-Year/30-Year ICE Swap Rate	03/29/18	DUB	$34,800,000	$15,660	($15,660)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	11/07/17	RBS	$4,500,000	$39,150	($29)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	11/07/17	RBS	4,500,000	39,150	(23,250)

Total Interest Rate Swaptions							$78,300	($23,279)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/17)	$127.00	10/27/17	CME	59	$7,393,438	$16,523	($5,531)
Call - U.S. Treasury 10-Year Notes (11/17)	128.00	10/27/17	CME	31	3,884,688	15,937	(1,454)
Call - U.S. Treasury 10-Year Notes (12/17)	127.50	11/24/17	CME	63	7,894,688	38,315	(10,828)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	379	93,243,475	43,214	(7,106)

						113,989	(24,919)

Put - U.S. Treasury 10-Year Notes (11/17)	125.00	10/27/17	CME	115	14,410,938	23,247	(44,922)
Put - U.S. Treasury 10-Year Notes (11/17)	125.50	10/27/17	CME	31	3,884,688	10,135	(19,859)
Put - U.S. Treasury 10-Year Notes (11/17)	126.00	10/27/17	CME	62	7,769,375	20,276	(59,094)
Put - U.S. Treasury 30-Year Bonds (11/17)	151.00	10/27/17	CME	24	3,667,500	14,175	(13,125)

						67,833	(137,000)

Total Options on Futures						$181,822	($161,919)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 3.500% due 10/12/47	$103.41	10/05/17	JPM	$3,000,000	$6,797	($917)
Call - Fannie Mae 3.500% due 10/12/47	103.61	10/05/17	JPM	3,000,000	7,266	(275)

					14,063	(1,192)

Put - Fannie Mae 3.500% due 10/12/47	102.61	10/05/17	JPM	3,000,000	7,969	(579)

Total Options on Securities					$22,032	($1,771)

Total Written Options					$1,675,668	($278,794)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(h)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	03/20/18	HSB	0.455%	$500,000	$1,431	$1,139	$292
Brazilian Government	Q	1.000%	06/20/21	CIT	1.361%	200,000	(2,513)	(17,301)	14,788
Brazilian Government	Q	1.000%	06/20/21	DUB	1.361%	400,000	(5,027)	(34,437)	29,410
Brazilian Government	Q	1.000%	06/20/22	BOA	1.755%	100,000	(3,301)	(5,995)	2,694
Brazilian Government	Q	1.000%	06/20/22	HSB	1.755%	700,000	(23,106)	(43,078)	19,972

							(32,516)	(99,672)	67,156

				Exchange
Ally Financial Inc	Q	5.000%	06/20/22	ICE	1.289%	200,000	32,882	23,544	9,338

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$366	($76,128)	$76,494

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 26 5Y	Q	1.000%	12/20/21	ICE	EUR 4,300,000	($126,809)	($70,801)	($56,008)
CDX HY 28 5Y	Q	5.000%	06/20/22	ICE	$2,670,000	(209,766)	(173,668)	(36,098)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	EUR 11,700,000	(313,372)	(308,744)	(4,628)
CDX HY29 5Y	Q	5.000%	12/20/22	ICE	$6,300,000	(502,153)	(475,346)	(26,807)

						($1,152,100)	($1,028,559)	($123,541)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$3,666	($52,061)	$55,727

Total Credit Default Swaps						($1,148,068)	($1,156,748)	$8,680

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.010%	10/16/17	$3,300,000	$25,009	$33,785	($8,776)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.710%	04/27/18	7,200,000	(20,379)	-	(20,379)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.680%	04/28/18	16,100,000	(41,035)	-	(41,035)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.580%	05/23/18	600,000	306	310	(4)
3-Month USD-LIBOR	S/Q	CME	1.250%	06/15/18	5,600,000	8,026	(7,324)	15,350
3-Month CAD-CDOR	S/S	CME	1.750%	09/17/19	CAD 62,800,000	(156,178)	(87,257)	(68,921)
3-Month CAD-CDOR	S/S	CME	1.450%	12/13/19	5,600,000	(45,916)	(48,626)	2,710
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.027%	11/23/20	$3,500,000	(5,061)	-	(5,061)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.021%	11/25/20	3,300,000	(4,197)	-	(4,197)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.550%	07/26/21	2,400,000	53,850	81,231	(27,381)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.603%	09/12/21	1,850,000	33,235	55,721	(22,486)
3-Month USD-LIBOR	S/Q	CME	2.678%	10/25/23	5,000,000	110,266	-	110,266
3-Month USD-LIBOR	S/Q	CME	2.670%	11/19/23	4,000,000	84,864	42,296	42,568
3-Month USD-LIBOR	S/Q	CME	2.681%	12/12/23	4,000,000	85,138	-	85,138
3-Month USD-LIBOR	S/Q	CME	2.500%	12/19/23	6,500,000	82,527	(52,260)	134,787
28-Day MXN-TIIE	L/L	CME	7.200%	06/05/24	MXN 32,000,000	29,295	326	28,969
28-Day MXN-TIIE	L/L	CME	8.035%	12/17/26	39,500,000	152,958	(4,324)	157,282
28-Day MXN-TIIE	L/L	CME	7.733%	02/25/27	5,100,000	13,689	7,288	6,401
28-Day MXN-TIIE	L/L	CME	7.200%	06/11/27	7,500,000	3,982	3,850	132
28-Day MXN-TIIE	L/L	CME	8.310%	11/28/36	9,300,000	53,710	49,695	4,015
28-Day MXN-TIIE	L/L	CME	7.480%	06/18/37	3,430,000	2,133	69	2,064
GBP Retail Price	Z/Z	LCH	3.585%	10/15/46	GBP 1,070,000	(76,167)	(87,180)	11,013
3-Month USD-LIBOR	S/Q	CME	2.250%	12/21/46	$30,000	(1,876)	(2,258)	382
GBP Retail Price	Z/Z	LCH	3.428%	03/15/47	GBP 600,000	28,941	-	28,941
3-Month USD-LIBOR	S/Q	CME	1.750%	06/21/47	$3,300,000	(574,743)	(596,022)	21,279
3-Month USD-LIBOR	S/Q	CME	2.750%	12/20/47	5,420,000	203,152	206,250	(3,098)

						$45,529	($404,430)	$449,959

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	Z/Z	GSC	2.060%	05/12/25	$2,500,000	$23,430	$-	$23,430
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.788%	07/18/26	2,800,000	(83,161)	-	(83,161)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.810%	07/19/26	4,100,000	(112,288)	-	(112,288)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.800%	07/20/26	2,600,000	(73,553)	-	(73,553)
U.S. CPI Urban Consumers NSA	Z/Z	MSC	1.805%	09/20/26	800,000	(21,813)	-	(21,813)

						(267,385)	-	(267,385)

		Exchange
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.935%	04/27/19	7,200,000	37,874	-	37,874
3-Month USD-LIBOR	S/Q	CME	1.250%	06/21/19	67,500,000	295,211	356,824	(61,613)
3-Month USD-LIBOR	S/Q	CME	2.000%	12/20/19	4,500,000	(17,012)	(32,001)	14,989
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.063%	05/12/25	8,200,000	42,529	-	42,529
3-Month USD-LIBOR	S/Q	CME	2.400%	03/16/26	8,750,000	35,524	122,197	(86,673)
3-Month USD-LIBOR	S/Q	CME	2.300%	04/21/26	8,800,000	78,723	164,490	(85,767)
3-Month USD-LIBOR	S/Q	CME	2.300%	04/27/26	45,600,000	411,067	854,781	(443,714)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.730%	07/26/26	2,400,000	(86,833)	(128,647)	41,814
3-Month USD-LIBOR	S/Q	CME	1.850%	07/27/26	4,300,000	128,872	168,377	(39,505)
3-Month USD-LIBOR	S/Q	CME	2.000%	07/27/26	23,900,000	557,662	723,878	(166,216)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.800%	09/12/26	4,300,000	(119,487)	(43,388)	(76,099)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.801%	09/12/26	1,850,000	(51,216)	(85,451)	34,235
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.805%	09/12/26	1,600,000	(43,671)	(73,280)	29,609
U.S. CPI Urban Consumers NSA	Z/Z	LCH	1.780%	09/15/26	1,600,000	(47,995)	(77,664)	29,669
3-Month USD-LIBOR	S/Q	CME	2.400%	12/07/26	28,100,000	199,416	175,055	24,361
Eurostat Eurozone HICP	Z/Z	LCH	1.385%	12/15/26	EUR 800,000	(4,443)	(1,299)	(3,144)
3-Month USD-LIBOR	S/Q	LCH	1.750%	12/21/26	$14,410,000	541,683	764,329	(222,646)
France CPI Excluding Tobacco	Z/Z	LCH	1.438%	06/15/27	EUR 3,200,000	(16,699)	(5,216)	(11,483)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.067%	07/25/27	$2,400,000	(17,177)	-	(17,177)
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.180%	09/20/27	1,210,000	2,617	-	2,617
U.S. CPI Urban Consumers NSA	Z/Z	LCH	2.150%	09/25/27	1,200,000	(1,283)	-	(1,283)
6-Month JPY-LIBOR	S/S	LCH	0.300%	03/20/28	JPY 60,000,000	942	(947)	1,889
6-Month GBP-LIBOR	S/S	LCH	1.500%	03/21/28	GBP 18,800,000	(48,896)	(650,832)	601,936
6-Month JPY-LIBOR	S/S	LCH	0.450%	03/20/29	JPY 1,330,000,000	(65,603)	(73,484)	7,881
GBP Retail Price	Z/Z	LCH	3.190%	04/15/30	GBP 4,000,000	(86,902)	(225,983)	139,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
GBP Retail Price	Z/Z	LCH	3.400%	06/15/30	GBP 3,400,000	$74,165	$52,034	$22,131
GBP Retail Price	Z/Z	LCH	3.325%	08/15/30	9,730,000	(33,526)	(58,600)	25,074
GBP Retail Price	Z/Z	LCH	3.300%	12/15/30	1,200,000	(29,175)	(56,971)	27,796
GBP Retail Price	Z/Z	LCH	3.530%	10/15/31	1,140,000	18,809	28,471	(9,662)
GBP Retail Price	Z/Z	LCH	3.470%	09/15/32	7,330,000	(12,793)	10,582	(23,375)
GBP Retail Price	Z/Z	LCH	3.358%	04/15/35	1,200,000	(8,816)	(29,642)	20,826
6-Month JPY-LIBOR	S/S	CME	1.500%	12/21/45	JPY 37,200,000	(53,974)	(113,079)	59,105
1-Day USD-Federal Funds	A/A	LCH	2.000%	12/15/47	$2,610,000	94,808	6,265	88,543
6-Month GBP-LIBOR	S/S	LCH	1.750%	03/21/48	GBP 3,100,000	(88,262)	(79,623)	(8,639)
3-Month USD-LIBOR	S/Q	CME	2.969%	10/25/48	$1,000,000	(75,949)	(39,988)	(35,961)
3-Month USD-LIBOR	S/Q	CME	2.951%	11/19/48	1,000,000	(71,510)	-	(71,510)
3-Month USD-LIBOR	S/Q	CME	2.953%	12/12/48	1,000,000	(71,368)	-	(71,368)
3-Month USD-LIBOR	S/Q	CME	2.750%	12/19/48	280,000	(7,754)	7,500	(15,254)

						1,459,558	1,658,688	(199,130)

Total Interest Rate Swaps – Receive Floating Rate						$1,192,173	$1,658,688	($466,515)

Total Interest Rate Swaps						$1,237,702	$1,254,258	($16,556)

Total Return Swaps

Receive Total Return	Pay	Payment Frequency Receive/Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Z/Q	GSC	03/20/18	$1,400,000	($16,639)	$1,574	($18,213)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Z/Q	JPM	03/20/18	500,000	(5,389)	637	(6,026)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Z/Q	BOA	09/20/18	600,000	(956)	177	(1,133)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Z/Q	GSC	09/20/18	1,800,000	(620)	663	(1,283)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Z/Q	JPM	09/20/18	600,000	(675)	177	(852)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	Z/Q	MSC	09/20/18	600,000	(394)	221	(615)

						($24,673)	$3,449	($28,122)

Total Swap Agreements						$64,961	$100,959	($35,998)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$56,780,189	$-	$56,780,189	$-
	Senior Loan Notes	393,000	-	393,000	-
	Mortgage-Backed Securities	49,995,651	-	49,995,651	-
	Asset-Backed Securities	44,582,346	-	44,582,346	-
	U.S. Treasury Obligations	874,727,460	-	874,727,460	-
	Foreign Government Bonds & Notes	91,284,087	-	91,284,087	-
	Municipal Bonds	446,578	-	446,578	-
	Short-Term Investments	11,074,823	-	11,074,823	-
	Derivatives:
	Credit Contracts
	Swaps	37,979	-	37,979	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,589,507	-	2,589,507	-
	Interest Rate Contracts
	Futures	1,321,479	1,321,479	-	-
	Purchased Options	471,929	-	471,929	-
	Swaps	3,514,413	-	3,514,413	-

	Total Interest Rate Contracts	5,307,821	1,321,479	3,986,342	-

	Total Asset - Derivatives	7,935,307	1,321,479	6,613,828	-

	Total Assets	1,137,219,441	1,321,479	1,135,897,962	-

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(27,751,858)	-	(27,751,858)	-
	Sale-buyback Financing Transactions	(804,802,992)	-	(804,802,992)	-
	Derivatives:
	Credit Contracts
	Swaps	(1,186,047)	-	(1,186,047)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,591,932)	-	(5,591,932)	-
	Interest Rate Contracts
	Futures	(1,942)	(1,942)	-	-
	Written Options	(278,794)	-	(278,794)	-
	Swaps	(2,301,384)	-	(2,301,384)	-

	Total Interest Rate Contracts	(2,582,120)	(1,942)	(2,580,178)	-

	Total Liabilities - Derivatives	(9,360,099)	(1,942)	(9,358,157)	-

	Total Liabilities	(841,914,949)	(1,942)	(841,913,007)	-

	Total	$295,304,492	$1,319,537	$293,984,955	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.3%

Basic Materials - 0.7%

ArcelorMittal (Luxembourg) 7.500% due 10/15/39	$310,000	$373,550
Barrick Gold Corp (Canada) 5.250% due 04/01/42	300,000	344,494
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	300,000	302,271
Teck Resources Ltd (Canada) 3.750% due 02/01/23	230,000	233,784

		1,254,099

Energy - 5.6%

Anadarko Petroleum Corp 5.550% due 03/15/26	300,000	335,029
6.600% due 03/15/46	910,000	1,130,056
Apache Corp 2.625% due 01/15/23	300,000	294,311
4.750% due 04/15/43	1,120,000	1,129,731
5.100% due 09/01/40	160,000	167,837
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	300,000	300,110
3.588% due 04/14/27	1,160,000	1,194,248
Devon Energy Corp 5.850% due 12/15/25	1,120,000	1,292,778
Exxon Mobil Corp 3.043% due 03/01/26	300,000	305,946
Halliburton Co 3.800% due 11/15/25	300,000	309,328
Noble Energy Inc 3.900% due 11/15/24	300,000	307,505
5.250% due 11/15/43	1,100,000	1,157,920
Occidental Petroleum Corp 3.000% due 02/15/27	570,000	561,608
Targa Resources Partners LP 5.375% due 02/01/27	440,000	460,350
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	840,000	1,086,407
WPX Energy Inc 7.500% due 08/01/20	310,000	338,675

		10,371,839

Total Corporate Bonds & Notes (Cost $11,334,027)		11,625,938

U.S. TREASURY OBLIGATIONS - 89.2%

U.S. Treasury Inflation Protected Securities - 89.2%

0.125% due 04/15/19 ^	17,733,141	17,801,822
0.125% due 04/15/20 ^	10,267,694	10,317,846
0.125% due 07/15/22 ^	15,971,550	16,050,520
0.125% due 01/15/23 ^	11,053,536	11,026,683
0.125% due 07/15/24 ^	5,846,961	5,788,288
0.375% due 07/15/23 ^	9,143,270	9,263,619
0.625% due 01/15/24 ^	11,396,484	11,638,152
0.750% due 02/15/42 ^	6,283,372	6,071,477
1.375% due 02/15/44 ^	11,669,277	12,876,854
1.750% due 01/15/28 ^	10,168,473	11,385,733
2.125% due 02/15/40 ^	5,776,056	7,269,269
2.125% due 02/15/41 ^	3,264,034	4,130,734
2.375% due 01/15/25 ^	13,613,520	15,553,752
3.625% due 04/15/28 ^	15,653,623	20,501,644
3.875% due 04/15/29 ^	4,616,086	6,281,262

		165,957,655

Total U.S. Treasury Obligations (Cost $167,615,580)		165,957,655

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 74.0%

Certificates of Deposit - 4.8%

Landesbank Hessen Thuringen (Germany) 1.160% due 10/04/17 §	$9,000,000	$8,999,987

Commercial Paper - 40.8%

Bank of Tokyo - Mitsubishi UFJ Ltd (Japan) 1.146% due 10/04/17	7,000,000	6,998,871
BNP Paribas Fortis SA (Belgium) 1.116% due 10/04/17	30,000,000	29,995,254
Kreditanstalt fuer Wiederaufbau (Germany) 1.126% due 10/04/17	9,000,000	8,998,556
United Parcel Service Inc 0.558% due 10/04/17	30,000,000	29,995,363

		75,988,044

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $7,773,364; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $7,929,484)	7,773,287	7,773,287

U.S. Government Agency Issue - 24.2%

Federal Home Loan Bank 0.862% due 10/04/17	45,000,000	44,997,570

Total Short-Term Investments (Cost $137,764,483)		137,758,888

TOTAL INVESTMENTS - 169.5% (Cost $316,714,090)		315,342,481

DERIVATIVES - 0.1%
(See Notes (b) and (c) in Notes to Schedule of Investments)		72,219

OTHER ASSETS & LIABILITIES, NET - (69.6%)		(129,393,355)

NET ASSETS - 100.0%		$186,021,345

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to the Schedules of Investments) outstanding during the nine-month period ended September 30, 2017 was $12,957,108 at a weighted average interest rate of (0.104%).

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds (12/17)	23	$3,588,356	$3,514,688	$73,668

(c)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	20,000	USD	15,556	10/17	BRC	$475
EUR	60,793	USD	72,109	10/17	BRC	(197)
USD	16,175	CAD	20,000	10/17	BRC	144
USD	70,041	EUR	60,793	10/17	BRC	(1,871)

Total Forward Foreign Currency Contracts						($1,449)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$11,625,938	$-	$11,625,938	$-
	U.S. Treasury Obligations	165,957,655	-	165,957,655	-
	Short-Term Investments	137,758,888	-	137,758,888	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	619	-	619	-
	Interest Rate Contracts
	Futures	73,668	73,668	-	-

	Total Asset - Derivatives	74,287	73,668	619	-

	Total Assets	315,416,768	73,668	315,343,100	-

Liabilities	Sale-buyback Financing Transactions	(130,159,686)	-	(130,159,686)	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,068)	-	(2,068)	-

	Total Liabilities	(130,161,754)	-	(130,161,754)	-

	Total	$185,255,014	$73,668	$185,181,346	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.3%

Communications - 1.8%

Altice Luxembourg SA (Luxembourg) 7.250% due 05/15/22 ~	EUR 5,012,000	$6,304,281
AT&T Inc (LIBOR + 0.650%) 1.954% due 01/15/20 §	$6,000,000	6,030,821
4.450% due 05/15/21	5,000,000	5,327,656
CBS Radio Inc 7.250% due 11/01/24 ~	5,300,000	5,684,250
Sprint Capital Corp 6.900% due 05/01/19	3,500,000	3,740,625
Verizon Communications Inc
(LIBOR + 0.550%) 1.865% due 05/22/20 §	8,000,000	8,014,119
3.376% due 02/15/25 ~	2,879,000	2,898,492
3.500% due 11/01/24	11,200,000	11,417,353

		49,417,597

Consumer, Cyclical - 1.8%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,093,913	2,161,965
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30	3,000,000	2,977,650
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,400,000	3,383,000
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,254,306	3,583,804
CVS Health Corp 2.800% due 07/20/20	3,300,000	3,359,406
3.875% due 07/20/25	1,534,000	1,602,036
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	8,022,515
Ford Motor Credit Co LLC 2.240% due 06/15/18	1,900,000	1,906,294
General Motors Financial Co Inc
(LIBOR + 0.930%) 2.234% due 04/13/20 §	9,600,000	9,653,967
3.150% due 01/15/20	5,200,000	5,292,914
3.200% due 07/13/20	4,600,000	4,718,595
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,789,046
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	2,900,000	2,952,286

		51,403,478

Consumer, Non-Cyclical - 1.4%

AbbVie Inc 2.300% due 05/14/21	1,100,000	1,098,879
Aetna Inc 1.700% due 06/07/18	7,000,000	7,005,754
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,037,671
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22 ~	8,500,000	8,554,711
Baxalta Inc (LIBOR + 0.780%) 2.103% due 06/22/18 §	8,300,000	8,330,476
Forest Laboratories LLC 5.000% due 12/15/21 ~	2,500,000	2,734,050
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	5,000,000	5,003,079

	Principal Amount	Value
Whole Foods Market Inc 5.200% due 12/03/25	$200,000	$229,928
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	6,000,000	6,062,445

		40,056,993

Energy - 0.4%

Enterprise Products Operating LLC 6.500% due 01/31/19	3,200,000	3,387,033
Genesis Energy LP 6.750% due 08/01/22	2,100,000	2,157,750
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 Y ~	3,146,000	2,052,765
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,246,317

		9,843,865

Financial - 27.2%

AerCap Ireland Capital DAC (Netherlands) 4.500% due 05/15/21	6,900,000	7,304,878
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,511,888
Banco Espirito Santo SA (Portugal) 2.625% due 05/08/18 * Y ~	EUR 1,000,000	367,866
4.750% due 01/15/18 * Y ~	5,600,000	2,060,052
Bank of America Corp (LIBOR + 0.650%) 1.971% due 10/01/21 §	$8,500,000	8,529,354
(LIBOR + 1.000%) 2.313% due 04/24/23 §	9,700,000	9,789,951
2.625% due 04/19/21	4,000,000	4,033,393
2.650% due 04/01/19	4,000,000	4,037,104
3.300% due 01/11/23	1,480,000	1,516,790
5.650% due 05/01/18	5,000,000	5,114,850
6.875% due 04/25/18	10,100,000	10,392,069
Barclays Bank PLC (United Kingdom)
(USD Swap + 6.833%) 7.750% due 04/10/23 §	1,300,000	1,340,625
10.179% due 06/12/21 ~	6,900,000	8,550,043
Barclays PLC (United Kingdom) (EUR Swap + 5.875%) 6.500% due 09/15/19 §	EUR 5,100,000	6,344,025
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	$11,200,000	11,368,000
BRFkredit AS (Denmark) 1.000% due 01/01/18 ~	DKK 110,800,000	17,683,126
1.000% due 10/01/18	153,500,000	24,739,799
4.000% due 01/01/18	79,100,000	12,704,054
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	$8,200,000	9,239,572
Citigroup Inc 1.700% due 04/27/18	3,900,000	3,900,151
2.050% due 06/07/19	2,000,000	2,002,157
(LIBOR + 0.790%) 2.094% due 01/10/20 §	9,600,000	9,674,688
(LIBOR + 0.930%) 2.247% due 06/07/19 §	3,900,000	3,939,763
2.350% due 08/02/21	4,000,000	3,981,807
2.650% due 10/26/20	4,000,000	4,043,263
2.750% due 04/25/22	9,400,000	9,432,182
Cooperatieve Rabobank UA (Netherlands) (LIBOR + 10.868%) 11.000% due 06/30/19 § ~	5,200,000	5,895,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland) (LIBOR + 2.290%) 3.594% due 04/16/21 §	5,500,000	5,779,445
3.800% due 09/15/22	11,000,000	11,427,714
3.800% due 06/09/23	6,200,000	6,423,921
Deutsche Bank AG (Germany) (LIBOR + 0.970%) 2.274% due 07/13/20 §	5,100,000	5,118,595
(LIBOR + 1.910%) 3.219% due 05/10/19 §	13,700,000	13,995,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	$12,700,000	$12,670,158
Discover Bank 2.600% due 11/13/18	3,200,000	3,221,430
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,176,018
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,105,085
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,605,735
HSBC Holdings PLC (United Kingdom) (LIBOR + 1.500%) 2.801% due 01/05/22 §	9,300,000	9,601,132
3.400% due 03/08/21	7,000,000	7,219,866
(LIBOR + 2.240%) 3.557% due 03/08/21 §	5,600,000	5,896,023
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,741,248
JPMorgan Chase & Co 2.400% due 06/07/21	6,000,000	6,022,143
2.550% due 03/01/21	7,200,000	7,273,876
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	8,020,409
Lloyds Banking Group PLC (United Kingdom) (GBP Swap + 5.060%) 7.000% due 06/27/19 § ~	GBP 3,300,000	4,614,872
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,132,160
Morgan Stanley 2.125% due 04/25/18	300,000	300,891
(LIBOR + 1.180%) 2.487% due 01/20/22 §	9,600,000	9,739,680
(LIBOR + 1.280%) 2.594% due 04/25/18 §	2,000,000	2,012,826
National Australia Bank Ltd (Australia) 2.250% due 03/16/21 ~	7,700,000	7,706,311
Navient Corp 5.500% due 01/15/19	700,000	725,116
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 04/01/18	DKK 50,000,000	8,003,176
1.000% due 10/01/18	131,800,000	21,253,267
Nykredit Realkredit AS (Denmark) 1.000% due 01/01/18	41,000,000	6,532,520
1.000% due 04/01/18	376,000,000	60,165,235
1.000% due 07/01/18	158,800,000	25,501,437
1.000% due 10/01/18 ~	175,100,000	28,249,745
2.000% due 10/01/17	30,300,000	4,812,677
2.000% due 04/01/18	100,900,000	16,227,171
OneMain Financial Holdings LLC 6.750% due 12/15/19 ~	$1,400,000	1,456,000
7.250% due 12/15/21 ~	1,300,000	1,360,125
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,046,589
Public Storage REIT 2.370% due 09/15/22	7,200,000	7,180,557
Realkredit Danmark AS (Denmark) 1.000% due 01/01/18	DKK 20,000,000	3,188,025
1.000% due 04/01/18	335,300,000	53,665,291
2.000% due 01/01/18	57,000,000	9,105,968
2.000% due 04/01/18	35,500,000	5,708,276
Royal Bank of Canada (Canada) 2.300% due 03/22/21	$7,700,000	7,728,538
Royal Bank of Scotland Group PLC (United Kingdom) 2.500% due 03/22/23 ~	EUR 4,900,000	6,217,431
(LIBOR + 2.670%) 6.990% due 10/05/17 § ~	$8,500,000	9,711,250

	Principal Amount	Value
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	$4,500,000	$4,525,713
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,479,150
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,530,000
Sumitomo Mitsui Banking Corp (Japan) (LIBOR + 0.670%) 1.976% due 10/19/18 §	10,000,000	10,047,406
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.050% due 03/06/19 ~	8,000,000	8,007,844
Synchrony Financial (LIBOR + 1.400%) 2.711% due 11/09/17 §	6,000,000	6,006,329
Tesco Property Finance PLC (United Kingdom) 5.661% due 10/13/41 ~	GBP 98,665	146,402
5.801% due 10/13/40 ~	196,440	297,618
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) (LIBOR + 1.020%) 2.339% due 09/14/18 § ~	$7,500,000	7,559,810
The Bear Stearns Cos LLC 6.400% due 10/02/17	17,200,000	17,200,000
7.250% due 02/01/18	10,900,000	11,103,590
The Goldman Sachs Group Inc (LIBOR + 1.200%) 2.520% due 09/15/20 §	8,400,000	8,562,610
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	7,700,000	7,706,218
UBS AG (Switzerland)
(LIBOR + 0.320%) 1.637% due 12/07/18 § ~	6,000,000	6,010,842
(LIBOR + 0.580%) 1.897% due 06/08/20 § ~	10,000,000	10,043,990
(LIBOR + 0.850%) 2.166% due 06/01/20 §	1,700,000	1,720,967
UBS Group Funding Switzerland AG (Switzerland) 3.000% due 04/15/21 ~	8,000,000	8,115,078
4.125% due 04/15/26 ~	7,100,000	7,462,077
Wells Fargo & Co (LIBOR + 3.770%) 7.980% due 03/15/18 §	18,600,000	19,181,250
Wells Fargo Bank NA (LIBOR + 0.650%) 1.966% due 12/06/19 §	5,000,000	5,051,086

		764,898,208

Industrial - 0.1%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	4,018,461

Technology - 0.3%

Dell International LLC 5.450% due 06/15/23 ~	$6,500,000	7,137,558

Utilities - 0.3%

SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,000,000	1,019,695
The Southern Co (LIBOR + 0.700%) 2.035% due 09/30/20 § ~	8,500,000	8,561,578

		9,581,273

Total Corporate Bonds & Notes (Cost $912,081,725)		936,357,433

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 0.1%

Communications - 0.1%

CBS Radio Inc Term B (LIBOR + 3.500%) 4.737% due 10/17/23 §	$1,706,505	$1,720,904

Total Senior Loan Notes (Cost $1,698,967)		1,720,904

MORTGAGE-BACKED SECURITIES - 54.4%

Collateralized Mortgage Obligations - Commercial - 1.8%

BAMLL Commercial Mortgage Securities Trust (LIBOR + 1.900%) 3.127% due 12/15/33 § ~	7,700,000	7,749,354
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50	426,049	425,872
Capmark Mortgage Securities Inc (IO) 1.250% due 05/15/35 §	279,196	1,594
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,670,057
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	8,093,302
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.405% due 08/25/22 §	21,531,928	1,113,321
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	7,023,120
JP Morgan Chase Commercial Mortgage Securities Trust (LIBOR + 1.450%) 2.677% due 10/15/33 § ~	6,000,000	6,025,005
JPMCC Re-REMIC Trust (LIBOR + 1.450%) 2.684% due 01/15/33 § ~	5,475,642	5,486,292
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,202,177

		48,790,094

Collateralized Mortgage Obligations - Residential - 6.9%

Alternative Loan Trust (LIBOR + 0.180%) 1.416% due 02/20/47 §	6,545,020	5,488,649
(LIBOR + 0.190%) 1.427% due 10/25/46 §	449,259	448,104
(LIBOR + 0.280%) 1.517% due 02/25/37 §	176,641	162,373
(LIBOR + 0.310%) 1.547% due 10/25/35 §	148,484	136,704
Alternative Loan Trust (IO) (LIBOR + 5.000%) 3.763% due 05/25/35 §	2,576,594	201,213
Banc of America Funding Trust 1.446% due 08/25/47 § ~	9,463,234	7,252,059
3.228% due 02/20/36 §	1,325,065	1,313,474
Banc of America Mortgage Trust 6.000% due 05/25/37	4,601,321	4,057,448
BCAP LLC Trust 5.028% due 03/26/37 § ~	552,828	545,971
5.250% due 02/26/36 § ~	2,152,237	1,843,955
5.250% due 08/26/37 § ~	3,028,002	3,121,230

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust (US Treasury + 2.050%) 3.280% due 08/25/35 §	$15,733	$16,019
3.353% due 08/25/33 §	1,763,702	1,765,270
Bear Stearns ALT-A Trust (LIBOR + 0.840%) 2.077% due 11/25/34 §	226,739	225,914
3.212% due 01/25/36 §	3,045,850	2,983,404
Bear Stearns Structured Products Inc Trust 3.359% due 01/26/36 §	1,323,871	1,194,797
3.435% due 12/26/46 §	983,371	863,326
ChaseFlex Trust 4.623% due 09/25/36 §	5,450,626	5,260,396
Citigroup Mortgage Loan Trust 3.450% due 08/25/35 §	440,916	340,053
Countrywide Home Loan Mortgage Pass-Through Trust
(LIBOR + 0.640%) 1.877% due 03/25/35 §	981,692	968,567
3.251% due 05/20/34 §	1,043,768	1,006,099
3.489% due 08/25/34 §	149,081	141,877
6.500% due 10/25/37	1,699,491	1,557,587
Credit Suisse First Boston Mortgage Securities Corp 1.831% due 03/25/32 § ~	203,080	192,390
Downey Savings & Loan Association Mortgage Loan Trust 3.065% due 07/19/44 §	829,972	836,145
Fannie Mae
(LIBOR + 0.060%) 1.297% due 07/25/37 §	226,423	222,317
(LIBOR + 0.400%) 1.634% due 04/18/28 §	76,756	77,456
(LIBOR + 0.450%) 1.684% due 10/18/30 §	440	442
(LIBOR + 0.600%) 1.837% due 05/25/40 §	2,169,593	2,195,744
5.000% due 03/25/21	17,394	17,923
6.500% due 10/25/42 §	752,497	884,183
Fannie Mae (IO) (LIBOR + 6.700%) 5.463% due 10/25/35 §	4,839	887
FHLMC-GNMA 7.500% due 09/20/26	141,237	161,148
First Horizon Alternative Mortgage Securities Trust 3.158% due 03/25/35 §	1,037,295	867,867
3.192% due 06/25/34 §	3,523,809	3,501,351
Freddie Mac
(LIBOR + 0.350%) 1.584% due 12/15/29 §	13,371	13,376
(LIBOR + 0.400%) 1.634% due 06/15/41 §	7,299,628	7,323,859
7.000% due 09/15/21	12,658	13,313
7.500% due 01/15/23	340,631	369,712
Freddie Mac Structured Pass-Through Certificates
(US FED + 1.200%) 2.030% due 10/25/44 §	1,456,464	1,481,161
(US FED + 1.400%) 2.230% due 07/25/44 §	7,339,250	7,456,123
Government National Mortgage Association
(LIBOR + 0.370%) 1.601% due 10/20/66 §	3,789,267	3,791,765
(LIBOR + 0.500%) 1.731% due 04/20/64 §	4,991,514	4,986,652
(LIBOR + 0.550%) 1.781% due 05/20/65 §	1,918,049	1,910,466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
(LIBOR + 0.600%) 1.831% due 07/20/65 - 08/20/65 §	$12,491,085	$12,470,498
(LIBOR + 0.650%) 1.881% due 07/20/63 §	11,284,685	11,331,668
(LIBOR + 0.750%) 1.981% due 01/20/66 §	8,447,857	8,494,766
(LIBOR + 0.750%) 2.550% due 04/20/67 §	8,983,698	9,273,961
Great Hall Mortgages No 1 PLC (United Kingdom) (LIBOR + 0.130%) 1.451% due 06/18/39 § ~	6,181,055	6,039,861
GreenPoint Mortgage Funding Trust (LIBOR + 0.270%) 1.507% due 11/25/45 §	62,071	55,091
HarborView Mortgage Loan Trust (LIBOR + 0.160%) 1.394% due 05/25/38 §	1,988,222	1,727,827
Impac CMB Trust (LIBOR + 0.540%) 2.519% due 05/25/35 §	100,556	101,002
Impac Secured Assets Trust (LIBOR + 0.170%) 1.407% due 01/25/37 §	911,760	872,678
IndyMac ARM Trust 2.519% due 01/25/32 §	24,401	23,913
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 ~	1,752,520	1,444,746
JP Morgan Mortgage Trust (LIBOR + 0.300%) 1.537% due 10/25/35 §	3,223,110	2,796,524
Lehman Mortgage Trust 5.750% due 02/25/37	10,571,886	9,336,962
Marche Mutui SARL (Italy) (LIBOR + 2.250%) 1.921% due 01/27/64 § ~	EUR 594,521	705,243
MASTR Adjustable Rate Mortgages Trust 3.290% due 04/21/34 §	$35,416	36,222
MASTR Alternative Loan Trust (LIBOR + 0.400%) 1.637% due 03/25/36 §	764,395	162,748
Merrill Lynch Alternative Note Asset Trust (LIBOR + 0.180%) 1.414% due 04/25/37 §	1,573,080	1,581,546
Merrill Lynch Mortgage Investors Trust
(LIBOR + 0.250%) 1.487% due 11/25/35 §	36,185	34,820
3.120% due 06/25/35 §	69,134	68,462
PHH Alternative Mortgage Trust (LIBOR + 0.160%) 1.397% due 02/25/37 §	18,264,917	16,332,423
Provident Funding Mortgage Loan Trust 3.291% due 04/25/34 §	4,326	4,349
RALI Trust 6.250% due 01/25/37	1,463,951	1,231,642
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	747,298	508,077
Reperforming Loan REMIC Trust (LIBOR + 0.340%) 1.577% due 06/25/35 § ~	2,714,991	2,524,851
Residential Asset Securitization Trust (IO) (LIBOR + 4.950%) 3.713% due 11/25/35 §	3,238,410	502,127
Residential Funding Mortgage Securities I Trust 3.780% due 09/25/35 §	783,802	654,804
Residential Mortgage Securities PLC (United Kingdom) (LIBOR + 1.150%) 1.455% due 06/15/46 § ~	GBP 1,879,599	2,539,249

	Principal Amount	Value
ResLoC UK PLC (United Kingdom) (LIBOR + 0.160%) 0.148% due 12/15/43 § ~	EUR 3,326,670	$3,782,223
Sequoia Mortgage Trust (LIBOR + 0.350%) 1.586% due 07/20/33 §	$760,650	722,010
Structured Adjustable Rate Mortgage Loan Trust 3.196% due 01/25/35 §	390,531	383,360
Structured Asset Mortgage Investments II Trust
(LIBOR + 0.210%) 1.447% due 05/25/36 §	1,206,024	953,334
(LIBOR + 0.230%) 1.467% due 02/25/36 §	1,707,480	1,560,607
(LIBOR + 0.250%) 1.487% due 07/19/35 §	276,704	268,472
(LIBOR + 0.280%) 1.517% due 02/25/36 §	1,172,212	1,120,300
(LIBOR + 0.460%) 1.697% due 05/25/45 §	289,456	271,895
Structured Asset Mortgage Investments Trust (LIBOR + 0.660%) 1.897% due 09/19/32 §	72,313	70,864
Suntrust Alternative Loan Trust (IO) (LIBOR + 5.100%) 3.863% due 12/25/35 §	7,369,854	702,127
WaMu Mortgage Pass-Through Certificates Trust
(LIBOR + 0.270%) 1.507% due 12/25/45 §	63,873	62,112
(LIBOR + 0.290%) 1.527% due 10/25/45 §	70,236	70,638
(US FED + 1.400%) 2.289% due 08/25/42 §	43,910	42,620
Washington Mutual Mortgage Pass-Through Certificates Trust
(US FED + 0.830%) 1.719% due 11/25/46 §	1,946,445	1,680,107
5.750% due 01/25/36	2,637,565	2,381,339
6.000% due 07/25/36	2,868,268	2,587,789
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
(LIBOR + 4.850%) 3.613% due 11/25/35 §	17,141,777	2,509,671
(LIBOR + 4.950%) 3.713% due 11/25/35 §	4,482,236	679,181
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.225% due 02/25/33 §	46,576	47,104
Wells Fargo Mortgage-Backed Securities Trust 3.035% due 12/25/34 §	385,179	391,797
3.190% due 03/25/36 §	130,977	126,590
3.304% due 07/25/36 §	3,030,252	2,956,653
3.410% due 04/25/36 §	945,187	956,800
3.530% due 10/25/33 §	79,455	80,401

		192,462,823

Fannie Mae - 41.1%

(US FED + 1.250%) 1.895% due 03/01/33 §	324,918	328,445
(US FED + 1.200%) 2.030% due 08/01/42 - 10/01/44 §	1,222,854	1,244,992
2.310% due 08/01/22	1,200,000	1,204,977
(US Treasury + 1.695%) 2.423% due 02/01/33 §	343,129	359,976
(US Treasury + 2.070%) 2.570% due 01/01/25 §	27,468	28,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
(US Treasury + 1.925%) 2.675% due 02/01/33 §	$5,092	$5,339
(US Treasury + 2.025%) 2.718% due 01/01/34 §	10,388	10,891
(US Treasury + 2.123%) 2.748% due 01/01/23 §	34,592	35,628
(LIBOR + 1.413%) 2.788% due 07/01/33 §	19,134	19,919
(US Treasury + 2.055%) 2.805% due 04/01/34 §	56,401	57,153
(US Treasury + 1.975%) 2.820% due 03/01/34 §	13,476	14,236
(LIBOR + 1.373%) 2.844% due 09/01/35 §	216,898	223,254
(US Treasury + 2.095%) 2.845% due 04/01/27 - 12/01/34 §	1,585,551	1,650,462
2.870% due 09/01/27	4,800,000	4,834,361
(LIBOR + 1.538%) 2.913% due 01/01/36 §	53,388	55,988
(LIBOR + 1.430%) 2.930% due 12/01/34 §	4,309	4,545
(LIBOR + 1.550%) 2.972% due 09/01/33 §	35,166	36,401
3.000% due 04/01/27 - 11/01/47	273,571,943	274,207,009
(LIBOR + 1.644%) 3.016% due 08/01/36 §	436,218	453,443
(US Treasury + 2.162%) 3.033% due 12/01/22 §	4,505	4,640
(LIBOR + 1.380%) 3.130% due 07/01/33 §	33,145	34,912
(LIBOR + 1.632%) 3.132% due 11/01/34 §	6,723	7,073
(LIBOR + 1.384%) 3.134% due 08/01/35 §	488,823	509,116
(LIBOR + 1.373%) 3.141% due 07/01/35 §	1,504,742	1,566,893
(US FED + 1.250%) 3.166% due 05/01/36 §	31,455	33,055
(LIBOR + 1.455%) 3.175% due 04/01/35 §	538,573	565,265
(LIBOR + 1.840%) 3.215% due 09/01/35 §	109,956	115,711
(US Treasury + 2.360%) 3.229% due 11/01/34 §	3,174,753	3,372,741
(LIBOR + 1.696%) 3.324% due 03/01/33 §	13,776	14,536
3.330% due 11/01/21	357,320	371,930
(LIBOR + 1.740%) 3.490% due 08/01/34 §	739	780
3.500% due 11/01/32 - 12/01/47	326,000,000	335,527,484
(US FED + 1.250%) 3.589% due 05/01/36 §	25,641	27,084
(LIBOR + 2.250%) 3.625% due 06/01/34 §	4,735	5,004
(US FED + 1.250%) 3.649% due 05/01/36 §	1,013,650	1,075,219
4.000% due 07/01/18 - 11/01/47	339,534,755	357,115,373
4.500% due 03/01/18 - 11/01/47	96,292,035	103,217,851
(US FED + 1.737%) 4.768% due 09/01/34 §	218,844	232,185
5.000% due 01/01/23 - 10/01/47	30,973,428	33,808,235
5.500% due 08/01/18 - 09/01/41	20,339,253	21,760,474
6.000% due 02/01/23 - 10/01/47	8,267,400	9,361,637
6.500% due 04/01/18 - 09/01/37	987,949	1,105,232
7.500% due 01/01/33	25,027	29,604
8.000% due 05/01/30 - 08/01/30	5,208	5,333
8.500% due 07/01/32	2,877	3,103

		1,154,645,747

	Principal Amount	Value
Federal Housing Authority - 0.0%

6.896% due 07/01/20	$29,896	$29,979
7.430% due 10/01/20	8,686	8,713

		38,692

Freddie Mac - 3.1%

(US Treasury + 2.137%) 2.762% due 01/01/28 §	6,725	6,919
(LIBOR + 1.345%) 3.040% due 09/01/35 §	265,928	275,627
(US Treasury + 2.238%) 3.045% due 05/01/23 §	2,959	3,040
(US Treasury + 2.249%) 3.124% due 03/01/32 §	116,266	122,016
(US Treasury + 2.250%) 3.250% due 05/01/32 - 07/01/32 §	12,195	12,640
3.500% due 11/01/47	37,000,000	38,085,429
4.000% due 11/01/47	19,000,000	19,968,925
4.500% due 10/01/47	20,000,000	21,440,625
5.500% due 03/01/23 - 05/01/40	6,783,285	7,563,187
6.000% due 11/01/18 - 10/01/22	293,633	330,516
7.000% due 10/01/37	43,358	48,257

		87,857,181

Government National Mortgage Association - 1.5%

(US Treasury + 1.500%) 2.125% due 07/20/23 - 09/20/32 §	409,211	422,978
(US Treasury + 1.500%) 2.250% due 12/20/22 - 12/20/32 §	603,104	621,926
(US Treasury + 1.500%) 2.375% due 01/20/23 - 03/20/33 §	704,135	725,625
(US Treasury + 1.500%) 2.500% due 11/20/24 - 02/20/25 §	27,246	28,151
(US Treasury + 1.500%) 2.625% due 05/20/22 - 06/20/32 §	945,963	973,823
(US Treasury + 2.000%) 2.625% due 09/20/22 - 07/20/24 §	45,089	45,491
(US Treasury + 2.000%) 2.750% due 11/20/24 §	73,271	75,524
(US Treasury + 2.000%) 2.875% due 03/20/29 §	31,553	31,793
(US Treasury + 2.000%) 3.000% due 08/20/20 §	19,321	19,337
3.500% due 11/01/47	6,000,000	6,227,227
4.000% due 03/15/44 - 11/01/47	25,766,085	27,131,602
5.000% due 05/15/33 - 10/01/47	5,229,441	5,725,481
6.000% due 06/15/38 - 09/15/38	18,532	20,903
7.500% due 07/15/31 - 12/15/31	34,856	41,917
8.000% due 12/15/29 - 08/15/32	256,231	283,758
8.500% due 08/15/22 - 12/15/30	301,289	311,660
9.000% due 02/15/20 - 04/15/20	2,745	2,858
10.000% due 07/15/22 - 02/15/25	1,153	1,206

		42,691,260

Total Mortgage-Backed Securities (Cost $1,514,421,564)		1,526,485,797

ASSET-BACKED SECURITIES - 13.4%

ABFC Trust (LIBOR + 0.550%) 1.787% due 07/25/35 §	5,600,000	5,059,013
ACE Securities Corp Home Equity Loan Trust (LIBOR + 0.660%) 1.897% due 11/25/35 §	1,053,019	1,054,809
Anchorage Capital CLO Ltd (Cayman) (LIBOR + 1.140%) 2.454% due 07/28/26 § ~	3,000,000	3,014,703
Ares XXIX CLO Ltd (Cayman) (LIBOR + 1.190%) 2.494% due 04/17/26 § ~	8,000,000	8,043,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Argent Securities Inc Asset-Backed Pass-Through Certificates (LIBOR + 0.380%) 1.617% due 02/25/36 §	$2,623,265	$2,056,028
Bear Stearns Asset-Backed Securities I Trust (LIBOR + 0.110%) 1.347% due 04/25/31 §	627,221	675,793
Bear Stearns Asset-Backed Securities Trust (LIBOR + 2.100%) 3.337% due 03/25/35 §	3,151,972	3,153,818
Carlyle Global Market Strategies CLO Ltd (Cayman) (LIBOR + 1.140%) 2.444% due 10/16/25 § ~	3,600,000	3,607,145
Catamaran CLO Ltd (Cayman) (LIBOR + 1.400%) 2.704% due 10/18/26 § ~	6,000,000	6,030,683
Cent CLO 21 Ltd (Cayman) (LIBOR + 1.210%) 2.527% due 07/27/26 § ~	8,000,000	8,031,261
Chase Issuance Trust (LIBOR + 0.300%) 1.534% due 01/18/22 §	8,000,000	8,040,333
CIFC Funding Ltd CLO (Cayman) (LIBOR + 1.400%) 2.704% due 01/17/27 § ~	9,200,000	9,251,934
CIT Mortgage Loan Trust (LIBOR + 1.350%) 2.587% due 10/25/37 § ~	7,248,296	7,302,598
Citigroup Mortgage Loan Trust
(LIBOR + 0.140%) 1.377% due 12/25/36 §	6,113,326	6,076,073
(LIBOR + 0.150%) 1.387% due 12/25/36 §	12,586,388	6,870,563
(LIBOR + 0.160%) 1.397% due 12/25/36 § ~	3,019,085	2,016,879
Countrywide Asset-Backed Certificates
(LIBOR + 0.130%) 1.367% due 12/25/36 §	6,559,606	6,544,910
(LIBOR + 0.140%) 1.377% due 06/25/47 §	9,041,611	7,264,232
(LIBOR + 0.150%) 1.387% due 05/25/37 §	2,488,766	2,424,878
(LIBOR + 0.450%) 1.687% due 03/25/47 § ~	2,358,823	1,441,717
CWABS Asset-Backed Certificates Trust
(LIBOR + 0.140%) 1.377% due 03/25/37 §	4,966,055	4,771,407
(LIBOR + 0.150%) 1.387% due 02/25/37 §	4,615,369	4,622,311
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	41,437	48,765
Dryden XXV Senior Loan Fund CLO (Cayman) (LIBOR + 0.900%) 0.000% due 10/15/27 § # ~	7,100,000	7,100,000
EFS Volunteer No 2 LLC (LIBOR + 0.880%) 2.117% due 07/26/27 § ~	1,475,215	1,480,721
FBR Securitization Trust (LIBOR + 0.765%) 2.002% due 09/25/35 §	28,530,000	24,494,725
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	7,651,712	7,656,637
Flagship VII Ltd CLO (Cayman) (LIBOR + 1.120%) 2.427% due 01/20/26 § ~	7,000,000	7,037,507

	Principal Amount	Value
Ford Credit Auto Lease Trust (LIBOR + 0.140%) 1.374% due 11/15/19 §	$6,200,000	$6,203,511
1.560% due 11/15/19	4,600,000	4,600,665
Galaxy XVI CLO Ltd (Cayman) (LIBOR + 1.130%) 2.444% due 11/16/25 § ~	5,800,000	5,823,028
Home Equity Mortgage Loan Asset-Backed Trust (LIBOR + 0.320%) 1.557% due 04/25/37 §	6,692,100	6,157,959
HSI Asset Securitization Corp Trust (LIBOR + 0.330%) 1.567% due 02/25/36 §	1,071,759	886,773
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	2,607	2,581
IXIS Real Estate Capital Trust (LIBOR + 0.100%) 1.337% due 01/25/37 §	11,360,555	5,383,131
JMP Credit Advisors CLO III Ltd (Cayman) (LIBOR + 1.240%) 2.544% due 10/17/25 § ~	8,100,000	8,138,345
Kitty Hawk CLO LLC (LIBOR + 1.210%) 2.514% due 04/15/27 § ~	5,000,000	5,024,932
Lehman ABS Mortgage Loan Trust (LIBOR + 0.090%) 1.327% due 06/25/37 § ~	1,440,602	1,022,184
Lehman XS Trust (LIBOR + 0.170%) 1.407% due 02/25/37 §	7,309,882	5,141,176
Lockwood Grove CLO Ltd (Cayman) (LIBOR + 1.470%) 2.784% due 04/25/25 § ~	7,700,000	7,750,522
Long Beach Mortgage Loan Trust (LIBOR + 0.150%) 1.387% due 09/25/36 §	3,816,579	2,691,315
Malin CLO BV (Netherlands) (LIBOR + 0.270%) (0.006%) due 05/07/23 § ~	EUR 694,118	820,637
Mastr Asset-Backed Securities Trust (LIBOR + 0.250%) 1.487% due 04/25/36 §	$9,875,852	4,594,890
Mid-State Trust VIII 7.791% due 03/15/38	359,763	387,801
Morgan Stanley ABS Capital I Inc Trust
(LIBOR + 0.180%) 1.417% due 03/25/37 §	3,248,209	1,749,347
(LIBOR + 0.220%) 1.457% due 11/25/36 §	8,047,883	5,163,659
(LIBOR + 0.250%) 1.487% due 03/25/37 §	5,438,861	2,955,682
Mountain Hawk II CLO Ltd (Cayman) (LIBOR + 1.160%) 2.467% due 07/22/24 § ~	9,900,000	9,927,048
Mountain Hawk III CLO Ltd (Cayman) (LIBOR + 1.200%) 2.504% due 04/18/25 § ~	6,000,000	6,023,038
MP CLO III LTD (Cayman) (LIBOR + 1.180%) 2.487% due 04/20/25 § ~	1,619,932	1,620,332
Navient Private Education Loan Trust (LIBOR + 1.500%) 2.734% due 01/16/35 § ~	3,111,480	3,135,779
Navient Student Loan Trust (LIBOR + 0.300%) 1.537% due 07/26/66 § ~	8,064,386	8,067,427
Northwoods Capital X Ltd CLO (Cayman) (LIBOR + 1.080%) 2.393% due 11/04/25 § ~	5,000,000	5,009,921

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Option One Mortgage Loan Trust (LIBOR + 0.220%) 1.457% due 02/25/37 §	$17,521,481	$11,390,031
OZLM Funding V Ltd (Cayman) (LIBOR + 1.130%) 2.434% due 01/17/26 § ~	8,100,000	8,143,561
Palmer Square CLO Ltd (Cayman) (LIBOR + 1.220%) 2.524% due 10/17/27 § ~	5,000,000	5,041,355
Park Place Securities Inc Asset-Backed Pass-Through Certificates (LIBOR + 0.550%) 1.787% due 07/25/35 §	6,700,000	5,906,789
People’s Choice Home Loan Securities Trust (LIBOR + 0.520%) 1.757% due 12/25/35 §	1,471,920	1,436,060
RAAC Trust (LIBOR + 0.650%) 1.887% due 06/25/47 §	2,828,640	2,647,974
RASC Trust
(LIBOR + 0.160%) 1.397% due 11/25/36 §	998,788	950,620
(LIBOR + 0.410%) 1.647% due 01/25/36 §	3,465,569	3,440,959
Renaissance Home Equity Loan Trust (LIBOR + 0.880%) 2.117% due 08/25/33 §	228,123	223,340
Saratoga Investment Corp CLO Ltd (Cayman) (LIBOR + 1.550%) 2.857% due 10/20/25 § ~	7,000,000	7,061,483
Securitized Asset-Backed Receivables LLC Trust (LIBOR + 0.660%) 1.897% due 08/25/35 §	10,629,625	6,806,452
SLM Student Loan Trust (LIBOR + 0.110%) 1.424% due 10/27/25 §	2,876,701	2,876,091
SMB Private Education Loan Trust (LIBOR + 0.450%) 1.684% due 06/17/24 § ~	3,357,419	3,363,584
Sound Point CLO IV Ltd (Cayman) (LIBOR + 1.100%) 2.407% due 01/21/26 § ~	9,600,000	9,640,810
Soundview Home Loan Trust (LIBOR + 0.110%) 1.347% due 02/25/37 §	1,703,520	665,325
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	5,646,499	5,691,175
Structured Asset Investment Loan Trust (LIBOR + 0.310%) 1.547% due 01/25/36 §	10,000,000	8,192,357
Structured Asset Securities Corp Mortgage Loan Trust
(LIBOR + 0.170%) 1.407% due 12/25/36 §	782,877	758,420
(LIBOR + 0.270%) 1.507% due 03/25/36 §	2,500,000	2,132,297
Telos CLO Ltd (Cayman) (LIBOR + 1.270%) 2.574% due 01/17/27 § ~	6,400,000	6,426,734
Terwin Mortgage Trust (LIBOR + 0.210%) 1.447% due 04/25/37 § ~	813,633	808,093
THL Credit Wind River CLO Ltd (Cayman) (LIBOR + 1.180%) 2.484% due 04/18/26 § ~	6,600,000	6,626,011
TICP CLO II Ltd (Cayman) (LIBOR + 1.160%) 2.467% due 07/20/26 § ~	5,000,000	5,007,398

	Principal Amount	Value
United States Small Business Administration 6.120% due 09/01/21	$127,817	$133,222
VOLT XL LLC 4.375% due 11/27/45 § ~	2,425,509	2,439,836
WhiteHorse VI Ltd (Cayman) (LIBOR + 1.200%) 2.511% due 02/03/25 § ~	4,798,650	4,816,469

Total Asset-Backed Securities (Cost $364,363,264)		376,080,739

U.S. GOVERNMENT AGENCY ISSUE - 0.4%

Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	10,889,206

Total U.S. Government Agency Issue (Cost $10,912,761)		10,889,206

U.S. TREASURY OBLIGATIONS - 24.6%

U.S. Treasury Bonds - 13.7%

2.250% due 08/15/46	15,400,000	13,532,155
2.500% due 02/15/45 ‡	1,300,000	1,212,047
2.500% due 02/15/46 ‡	4,800,000	4,462,875
2.750% due 08/15/42	26,200,000	25,876,594
2.750% due 11/15/42	19,000,000	18,748,398
2.750% due 08/15/47 ‡	6,700,000	6,550,951
2.875% due 05/15/43 ‡	27,500,000	27,708,936
2.875% due 08/15/45	67,300,000	67,581,904
3.000% due 11/15/44	30,000,000	30,900,586
3.125% due 02/15/42 ‡	8,000,000	8,458,281
3.125% due 02/15/43 ‡	1,900,000	2,003,869
3.125% due 08/15/44	43,800,000	46,186,758
3.375% due 05/15/44	13,300,000	14,655,197
3.625% due 08/15/43 ‡	19,600,000	22,478,750
3.750% due 11/15/43 ‡	28,300,000	33,156,324
4.250% due 05/15/39 ‡	4,900,000	6,128,062
4.375% due 11/15/39	20,700,000	26,335,090
4.375% due 05/15/40	9,300,000	11,850,779
4.500% due 08/15/39	7,700,000	9,954,055
4.625% due 02/15/40 ‡	5,500,000	7,237,012

		385,018,623

U.S. Treasury Inflation Protected Securities - 1.5%

2.500% due 01/15/29 ^	33,634,720	40,607,988
3.875% due 04/15/29 ^ ‡	446,718	607,864

		41,215,852

U.S. Treasury Notes - 9.4%

1.875% due 07/31/22 ‡	30,500,000	30,429,109
2.000% due 09/30/24	65,600,000	65,410,375
2.250% due 01/31/24 ‡	6,700,000	6,757,186
2.250% due 02/15/27	30,700,000	30,514,778
2.250% due 08/15/27	59,300,000	58,881,301
2.375% due 05/15/27	43,700,000	43,874,606
2.500% due 05/15/24 ‡	26,900,000	27,506,826

		263,374,181

Total U.S. Treasury Obligations (Cost $689,576,081)		689,608,656

FOREIGN GOVERNMENT BONDS & NOTES - 8.0%

Brazil Letras do Tesouro Nacional (Brazil) 6.940% due 04/01/18	BRL 209,400,000	63,929,100
7.103% due 01/01/18	117,100,000	36,332,483
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/23	112,800,000	36,770,092
Bundesrepublik Deutschland (Germany) 2.500% due 07/04/44 ~	EUR 2,700,000	4,127,670
3.250% due 07/04/42 ~	4,100,000	7,040,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	$1,485,111
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	8,500,000	8,537,063
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,101,320
Province of Ontario (Canada) 1.650% due 09/27/19	17,200,000	17,145,770
3.150% due 06/02/22	CAD 11,300,000	9,438,658
4.000% due 06/02/21	16,300,000	13,961,239
4.400% due 04/14/20	$2,400,000	2,546,646
Province of Quebec (Canada) 2.750% due 08/25/21	3,600,000	3,684,172
3.500% due 07/29/20	2,400,000	2,503,094
3.500% due 12/01/22	CAD 1,900,000	1,614,319
4.250% due 12/01/21	7,500,000	6,520,898

Total Foreign Government Bonds & Notes (Cost $227,216,356)		223,738,173

MUNICIPAL BONDS - 0.7%

City of Chicago IL ‘B’ 5.630% due 01/01/22	$3,500,000	3,580,080
6.314% due 01/01/44	1,365,000	1,460,932
7.750% due 01/01/42	5,600,000	6,067,488
State of Iowa 6.750% due 06/01/34	1,000,000	1,074,940
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,100,000	7,927,065

Total Municipal Bonds (Cost $18,755,103)		20,110,505

SHORT-TERM INVESTMENTS - 19.0%

Certificates of Deposit - 2.7%

Barclays Bank PLC (United Kingdom) 1.940% due 09/04/18 §	33,800,000	33,826,921
(LIBOR + 0.750%) 2.066% due 12/06/17 §	4,900,000	4,907,360
Mizuho Bank Ltd (Japan) (LIBOR + 0.700%) 2.010% due 12/12/17 §	19,100,000	19,129,509
Natixis SA (France) (LIBOR + 0.690%) 1.979% due 10/02/17 §	2,300,000	2,300,159
Norinchukin Bank (Japan) (LIBOR + 0.715%) 2.019% due 10/10/17 §	15,100,000	15,103,941

		75,267,890

Commercial Paper - 6.5%

Bell Canada Inc (Canada) 1.450% due 11/14/17	8,400,000	8,384,372
Boston Scientific Corp 1.600% due 10/12/17	5,400,000	5,397,329
CNPC Finance HK Ltd (China) 1.500% due 10/20/17	19,700,000	19,686,336
Dominion Energy Inc 1.430% due 11/14/17	10,000,000	9,982,149
Enbridge Energy Partners LP 2.250% due 12/11/17	16,600,000	16,543,382
Enbridge Inc 1.470% due 10/06/17	5,000,000	4,998,683

	Principal Amount	Value
Energy Transfer LP 2.200% due 10/06/17	$14,200,000	$14,195,237
2.200% due 10/16/17	6,200,000	6,194,917
Engie SA (France) 1.590% due 10/04/17	6,600,000	6,598,925
Enterprise Products Operating LLC 1.430% due 10/25/17	13,800,000	13,786,226
Ford Motor Credit Co LLC 2.000% due 09/04/18	9,100,000	8,930,002
HP Inc 1.530% due 10/23/17	5,000,000	4,996,230
Marriott International Inc 1.490% due 10/31/17	16,900,000	16,879,179
1.500% due 10/25/17	3,400,000	3,396,606
Mondelez International Inc 1.520% due 10/16/17	7,000,000	6,995,452
NiSource Finance Corp 1.440% due 10/04/17	10,500,000	10,498,031
1.450% due 10/16/17	3,500,000	3,497,726
ONEOK Inc 1.900% due 10/16/17	17,000,000	16,986,866
Suncor Energy Inc (Canada) 1.460% due 10/23/17	5,000,000	4,995,397

		182,943,045

Foreign Government Issues - 9.7%

Argentina Treasury Bills (Argentina) 2.910% due 04/13/18	2,300,000	2,265,024
3.200% due 12/15/17	2,100,000	2,088,481
Japan Treasury Bills (Japan)
(0.167%) due 01/10/18 #	JPY 690,000,000	6,134,748
(0.152%) due 12/04/17	170,000,000	1,511,112
(0.150%) due 11/20/17	2,330,000,000	20,710,071
(0.146%) due 11/27/17	10,190,000,000	90,575,494
(0.145%) due 11/20/17	2,090,000,000	18,576,845
(0.145%) due 12/11/17	160,000,000	1,422,262
(0.143%) due 11/27/17	80,000,000	711,093
(0.129%) due 12/18/17	50,000,000	444,468
(0.128%) due 11/20/17	2,790,000,000	24,798,755
(0.125%) due 12/18/17	270,000,000	2,400,127
(0.124%) due 12/18/17	410,000,000	3,644,637
(0.118%) due 11/06/17	7,330,000,000	65,148,962
(0.111%) due 10/23/17	3,640,000,000	32,350,535

		272,782,614

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $3,598,312; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $3,675,269)	$3,598,276	3,598,276

U.S. Treasury Bills - 0.0%

1.013% due 01/04/18 ‡	588,000	586,441

Total Short-Term Investments (Cost $541,314,605)		535,178,266

TOTAL INVESTMENTS - 153.9% (Cost $4,280,340,426)		4,320,169,679

DERIVATIVES - (1.0%)
(See Notes (d) through (h) in Notes to Schedule of Investments)		(27,885,957)

OTHER ASSETS & LIABILITIES, NET - (52.9%)		(1,485,258,762)

NET ASSETS - 100.0%		$2,807,024,960

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $4,480,683 or 0.2% of the Fund’s net assets were in default as of September 30, 2017.

(b)	As of September 30, 2017, $2,004,000 in cash, and investments with a total aggregate value of $62,370,206 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to the Schedules of Investments) outstanding during the nine-month period ended September 30, 2017 was $122,892,450 at a weighted average interest rate of 0.736%.

(d)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund (12/17)	2,076	$208,686,524	$207,626,519	($1,060,005)
U.S. Treasury 5-Year Notes (12/17)	5,500	650,350,366	646,250,000	(4,100,366)
U.S. Treasury 10-Year Notes (12/17)	3,313	418,951,519	415,160,313	(3,791,206)

				(8,951,577)

Short Futures Outstanding
Canada 10-Year Bonds (12/17)	262	28,951,432	28,410,018	541,414
Euro-BTP (12/17)	48	7,697,380	7,656,445	40,935
Euro-Bund (12/17)	528	280,207	130,766	149,441
Euro-OAT (12/17)	1,360	250,897,323	249,369,634	1,527,689
Euro-Schatz (12/17)	246	32,613,597	32,601,516	12,081
Eurodollar (12/17)	818	201,383,788	201,473,400	(89,612)
Eurodollar (03/18)	729	179,539,356	179,352,225	187,131
Eurodollar (06/18)	565	139,017,726	138,848,750	168,976
Eurodollar (12/18)	749	183,871,787	183,757,788	113,999
Eurodollar (03/19)	651	159,758,637	159,641,475	117,162
Long Gilt (12/17)	241	41,001,083	40,005,789	995,294
U.S. Treasury 30-Year Bonds (12/17)	1,050	162,592,733	160,453,125	2,139,608

				5,904,118

Total Futures Contracts				($3,047,459)

(e)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	44,740,697	USD	14,271,355	10/17	BNP	($144,870)
BRL	125,259,303	USD	39,538,921	10/17	BNP	10,611
BRL	241,600,000	USD	74,023,235	10/17	CIT	2,259,858
BRL	155,259,303	USD	48,796,240	10/17	DUB	225,531
BRL	9,800,000	USD	3,123,904	10/17	JPM	(29,640)
BRL	20,200,000	USD	6,376,263	10/17	JPM	1,711
BRL	51,400,000	USD	16,224,747	10/17	SCB	4,354
BRL	100,000,000	USD	31,844,091	11/17	CIT	(406,942)
BRL	1,390,702	USD	403,980	01/18	JPM	29,794
BRL	40,500,000	USD	11,786,276	04/18	BNP	712,374
BRL	18,700,000	USD	5,711,493	04/18	MSC	59,488
CAD	40,164,787	USD	32,183,323	10/17	BOA	6,706
CHF	3,936,000	USD	4,105,530	10/17	GSC	(40,884)
DKK	24,305,000	USD	3,861,001	10/17	BOA	(766)
DKK	23,965,000	USD	3,694,385	10/17	GSC	111,849
DKK	90,043,000	USD	14,317,539	10/17	SCB	(16,486)
DKK	161,151,000	USD	25,936,041	10/17	SGN	(341,283)
DKK	18,770,000	USD	2,978,892	10/17	TDB	2,247
DKK	888,000	USD	135,360	01/18	BNP	6,461
DKK	23,840,000	USD	3,805,864	01/18	UBS	1,571
DKK	55,885,000	USD	8,602,324	07/18	CIT	426,679
EUR	7,285,000	USD	8,724,381	11/17	BNP	(94,593)
EUR	16,467,000	USD	19,431,384	11/17	BNP	75,370
EUR	24,322,000	USD	28,665,593	11/17	BOA	146,169
EUR	982,000	USD	1,154,880	11/17	GSC	8,394
EUR	17,564,000	USD	21,014,569	11/17	JPM	(208,312)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	4,913,000	USD	5,811,951	11/17	UBS	$7,973
GBP	36,622,000	USD	47,386,213	10/17	GSC	1,687,245
GBP	36,622,000	USD	49,080,109	11/17	SCB	41,216
IDR	50,033,410,000	USD	3,686,789	10/17	JPM	24,648
INR	16,298,370	USD	248,640	12/17	CSF	(1,058)
JPY	6,694,200,000	USD	61,783,110	10/17	SCB	(2,292,330)
JPY	3,208,000,000	USD	28,568,833	11/17	BOA	(5,008)
JPY	1,553,300,000	USD	14,216,497	11/17	GSC	(386,014)
JPY	4,595,600,000	USD	41,586,936	11/17	JPM	(668,011)
KRW	13,693,406,400	USD	11,952,000	12/17	GSC	13,298
SGD	13,461,000	USD	9,934,002	12/17	CIT	(3,642)
TWD	409,386,550	USD	13,669,000	12/17	GSC	(145,768)
TWD	290,934,570	USD	9,727,000	12/17	SGN	(116,582)
USD	47,060,937	BRL	170,000,000	10/17	BNP	(6,615,081)
USD	44,696,970	BRL	141,600,000	10/17	CIT	(11,996)
USD	31,974,420	BRL	100,000,000	10/17	CIT	400,292
USD	48,819,448	BRL	155,259,303	10/17	DUB	(202,323)
USD	8,484,643	BRL	30,000,000	10/17	JPM	(987,596)
USD	13,968,150	BRL	51,400,000	10/17	SCB	(2,260,951)
USD	14,211,517	BRL	44,740,697	11/17	BNP	146,317
USD	406,757	BRL	1,390,702	01/18	BNP	(27,017)
USD	26,472	BRL	100,000	01/18	DUB	(4,719)
USD	48,975,917	BRL	164,300,000	01/18	HSB	(2,270,944)
USD	13,110,258	BRL	47,800,000	01/18	JPM	(1,799,054)
USD	58,106,909	BRL	196,900,000	04/18	HSB	(2,658,132)
USD	58,896,797	BRL	198,600,000	04/18	JPM	(2,392,878)
USD	32,215,538	CAD	40,164,787	10/17	HSB	25,509
USD	32,191,241	CAD	40,164,787	11/17	BOA	(5,496)
USD	3,882,711	CHF	3,774,000	10/17	BNP	(14,640)
USD	4,732,925	DKK	30,906,000	10/17	HSB	(175,711)
USD	31,437,177	DKK	214,831,000	01/18	BOA	(2,873,018)
USD	6,027,683	DKK	41,588,000	01/18	GSC	(614,247)
USD	8,629,753	DKK	58,391,000	01/18	JPM	(695,748)
USD	15,886,901	DKK	107,428,000	04/18	BNP	(1,369,750)
USD	52,704,215	DKK	358,777,000	04/18	BOA	(4,927,774)
USD	24,633,469	DKK	166,600,000	04/18	GSC	(2,128,250)
USD	28,367,874	DKK	174,760,761	04/18	GSC	295,255
USD	14,769,321	DKK	101,000,000	04/18	TDB	(1,454,771)
USD	16,603,915	DKK	111,435,000	07/18	BOA	(1,401,127)
USD	17,230,423	DKK	105,313,134	07/18	GSC	215,612
USD	3,947,411	DKK	24,305,000	10/18	BOA	(2,913)
USD	2,577,573	DKK	15,700,000	10/18	GSC	25,832
USD	14,637,568	DKK	90,043,000	10/18	SCB	2,759
USD	26,525,604	DKK	161,151,000	10/18	SGN	333,517
USD	27,040,859	DKK	173,805,000	10/18	TDB	(1,207,899)
USD	28,342,464	EUR	23,742,000	11/17	BOA	217,768
USD	100,737,635	EUR	84,018,000	11/17	JPM	1,210,187
USD	11,549,201	GBP	8,930,000	11/17	BNP	(432,780)
USD	9,353,861	GBP	7,150,000	11/17	CIT	(239,775)
USD	7,416,397	GBP	5,691,000	11/17	GSC	(219,600)
USD	28,352,752	GBP	21,902,000	11/17	JPM	(1,034,635)
USD	1,692,000	IDR	22,241,340,000	10/17	HSB	42,156
USD	2,070,000	IDR	27,220,500,000	10/17	RBS	50,806
USD	4,659,269	JPY	520,000,000	10/17	BOA	33,902
USD	27,952,932	JPY	3,120,000,000	10/17	UBS	200,729
USD	1,555,502	JPY	170,000,000	11/17	BNP	41,498
USD	75,597,655	JPY	8,260,000,000	11/17	CIT	2,037,292
USD	50,996,405	JPY	5,550,000,000	11/17	GSC	1,553,319
USD	192,700,231	JPY	21,039,100,000	11/17	JPM	5,368,575
USD	25,300,010	JPY	2,780,000,000	11/17	MSC	551,958
USD	719,499	JPY	80,000,000	11/17	UBS	6,806
USD	5,850,372	JPY	650,000,000	12/17	MSC	54,683
USD	3,694,070	JPY	410,000,000	12/17	UBS	37,041
USD	6,161,402	JPY	690,000,000	01/18	BNP	(1,959)
USD	88,993,551	KRW	101,100,233,354	12/17	UBS	652,169
USD	850,301	NZD	1,189,000	10/17	JPM	(8,513)
USD	1,039,416	RUB	60,922,756	10/17	GSC	(13,758)
USD	48,101,206	SGD	65,706,247	12/17	SCB	(371,172)
USD	192,272	THB	6,359,387	12/17	MSC	1,471
USD	160,871	TRY	583,000	11/17	HSB	(673)
USD	88,603,374	TWD	2,672,720,788	12/17	SGN	380,209

Total Forward Foreign Currency Contracts						($23,577,880)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(f)	Purchased options outstanding as of September 30, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$16,100,000	$1,587,800	$413,311
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	139,773
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	119,813

							$2,702,192	$672,897

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury 5-Year Notes (12/17)	$111.75	11/24/17	CME	2,660	$312,550,000	$22,717	$2,660
Put - U.S. Treasury 5-Year Notes (12/17)	112.25	11/24/17	CME	2,915	342,512,500	24,894	2,915
Put - U.S. Treasury 10-Year Notes (12/17)	114.00	11/24/17	CME	2,128	266,665,000	18,173	2,128
Put - U.S. Treasury 10-Year Notes (12/17)	114.50	11/24/17	CME	694	86,966,875	5,927	694
Put - Eurodollar (03/18)	98.25	03/19/18	CME	1,355	333,363,875	119,297	76,219

						$191,008	$84,616

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 10/12/47	$75.00	10/05/17	JPM	$150,000,000	$5,859	$1

Total Purchased Options					$2,899,059	$757,514

(g)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.55	10/02/17	CSF	$12,400,000	$186,000	($12)
Call - MXN versus USD	MXN 18.47	10/31/17	DUB	33,500,000	257,950	(256,979)
Call - MXN versus USD	18.55	10/31/17	CSF	15,500,000	119,350	(98,673)
Call - JPY versus USD	JPY 114.90	10/31/17	BOA	5,194,000	25,087	(17,322)
Call - JPY versus USD	115.20	10/31/17	DUB	30,406,000	129,834	(84,985)
Call - KRW versus USD	KRW 1,168.09	11/09/17	SCB	9,100,000	64,583	(64,583)
Call - KRW versus USD	1,169.00	11/09/17	SGN	7,800,000	53,196	(53,196)
Call - BRL versus USD	BRL 4.25	11/17/17	DUB	6,000,000	175,200	(198)
Call - BRL versus USD	6.30	01/11/18	CSF	8,900,000	473,925	(151)

					1,485,125	(576,099)

Put - EUR versus USD	$1.18	10/03/17	BOA	EUR 10,000,000	52,683	(11,919)
Put - AUD versus USD	0.79	10/23/17	BNP	AUD 12,700,000	62,804	(87,952)

					115,487	(99,871)

Total Foreign Currency Options					$1,600,612	($675,970)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($3)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(7)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(22)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(20)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(24)

						$659,650	($76)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$48,100,000	$1,120,191	($122,150)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(179,543)

							$2,697,786	($301,693)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - Eurodollar (03/18)	$98.75	03/19/18	CME	1,355	$333,363,875	$143,553	($25,406)

Put - U.S. Treasury 10-Year Notes (12/17)	124.50	10/27/17	CME	297	37,217,813	66,959	(64,969)

Total Options on Futures						$210,512	($90,375)

Total Written Options						$5,168,560	($1,068,114)

(h)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	Q	1.000%	06/20/18	BNP	0.506%	$800,000	$3,092	($115,723)	$118,815
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	0.982%	1,900,000	1,285	(189,451)	190,736
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	0.982%	700,000	473	(73,272)	73,745
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	0.982%	2,200,000	1,487	(203,609)	205,096
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	1.099%	1,500,000	(3,183)	(273,727)	270,544

							3,154	(855,782)	858,936

				Exchange
Volkswagen International Finance NV	Q	1.000%	12/20/17	ICE	0.148%	EUR 7,200,000	18,873	9,143	9,730
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.378%	$7,000,000	129,960	97,551	32,409
Tesco PLC	Q	1.000%	06/20/22	ICE	1.286%	EUR 11,700,000	(167,007)	(519,490)	352,483

							(18,174)	(412,796)	394,622

Total Credit Default Swaps on Corporate Issues – Sell Protection							($15,020)	($1,268,578)	$1,253,558

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- Party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG9 10Y	Q	0.548%	12/20/17	GSC	$3,761,546	$5,235	$-	$5,235
CMBX NA AAA 9	M	0.500%	09/17/58	MER	9,000,000	(12,594)	(364,019)	351,425

						(7,359)	(364,019)	356,660

				Exchange
CDX HY26 5Y	Q	5.000%	06/20/21	ICE	990,000	79,371	29,029	50,342
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	1,182,326	1,086,551	95,775
CDX HY28 5Y	Q	5.000%	06/20/22	ICE	600,000	47,138	37,203	9,935

						1,308,835	1,152,783	156,052

Total Credit Default Swaps on Credit Indices – Sell Protection						$1,301,476	$788,764	$512,712

Total Credit Default Swaps						$1,286,456	($479,814)	$1,766,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month EUR-LIBOR	A/S	LCH	1.500%	03/21/48	EUR 6,700,000	($253,689)	($236,154)	($17,535)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	S/Q	CME	2.000%	12/16/19	$72,700,000	($767,771)	($350,742)	($417,029)
3-Month USD-LIBOR	S/Q	CME	1.250%	06/21/20	18,200,000	218,923	385,352	(166,429)
6-Month GBP-LIBOR	S/S	LCH	1.000%	03/21/23	GBP 38,600,000	490,564	(352,368)	842,932
3-Month CAD-CDOR	S/S	CME	2.700%	12/19/24	CAD 9,700,000	(273,201)	(667,273)	394,072
6-Month JPY-LIBOR	S/S	CME	0.300%	03/18/26	JPY 14,820,000,000	(746,960)	(740,409)	(6,551)
6-Month JPY-LIBOR	S/S	LCH	0.300%	09/20/27	3,480,000,000	(55,457)	(180,558)	125,101
3-Month USD-LIBOR	S/Q	CME	2.500%	12/20/27	$45,600,000	(657,238)	(1,305,120)	647,882
6-Month GBP-LIBOR	S/S	LCH	1.500%	03/21/28	GBP 47,500,000	(123,540)	(1,422,169)	1,298,629
3-Month CAD-CDOR	S/S	CME	1.750%	12/16/46	CAD 2,300,000	358,968	(29,863)	388,831
6-Month GBP-LIBOR	S/S	LCH	1.750%	03/21/48	GBP 15,000,000	(427,073)	(486,543)	59,470

						($1,982,785)	($5,149,693)	$3,166,908

Total Interest Rate Swaps						($2,236,474)	($5,385,847)	$3,149,373

Total Swap Agreements						($950,018)	($5,865,661)	$4,915,643

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$936,357,433	$-	$936,357,433	$-
	Senior Loan Notes	1,720,904	-	1,720,904	-
	Mortgage-Backed Securities	1,526,485,797	-	1,526,485,797	-
	Asset-Backed Securities	376,080,739	-	376,080,739	-
	U.S. Government Agency Issue	10,889,206	-	10,889,206	-
	U.S. Treasury Obligations	689,608,656	-	689,608,656	-
	Foreign Government Bonds & Notes	223,738,173	-	223,738,173	-
	Municipal Bonds	20,110,505	-	20,110,505	-
	Short-Term Investments	535,178,266	-	535,178,266	-
	Derivatives:
	Credit Contracts
	Swaps	1,469,240	-	1,469,240	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	19,749,209	-	19,749,209	-
	Interest Rate Contracts
	Futures	5,993,730	5,993,730	-	-
	Purchased Options	757,514	-	757,514	-
	Swaps	1,068,455	-	1,068,455	-

	Total Interest Rate Contracts	7,819,699	5,993,730	1,825,969	-

	Total Asset - Derivatives	29,038,148	5,993,730	23,044,418	-

	Total Assets	4,349,207,827	5,993,730	4,343,214,097	-

Liabilities	Sale-buyback Financing Transactions	(238,295,519)	-	(238,295,519)	-
	Derivatives:
	Credit Contracts
	Swaps	(182,784)	-	(182,784)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(43,327,089)	-	(43,327,089)	-
	Written Options	(675,970)	-	(675,970)	-

	Total Foreign Currency Contracts	(44,003,059)	-	(44,003,059)	-

	Interest Rate Contracts
	Futures	(9,041,189)	(9,041,189)	-	-
	Written Options	(392,144)	-	(392,144)	-
	Swaps	(3,304,929)	-	(3,304,929)	-

	Total Interest Rate Contracts	(12,738,262)	(9,041,189)	(3,697,073)	-

	Total Liabilities - Derivatives	(56,924,105)	(9,041,189)	(47,882,916)	-

	Total Liabilities	(295,219,624)	(9,041,189)	(286,178,435)	-

	Total	$4,053,988,203	($3,047,459)	$4,057,035,662	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.6%

Basic Materials - 1.9%

Anglo American Capital PLC (United Kingdom) 9.375% due 04/08/19 ~	$2,787,000	$3,087,355
International Paper Co 7.950% due 06/15/18	7,776,000	8,097,199
INVISTA Finance LLC 4.250% due 10/15/19 ~	4,185,000	4,331,475
LyondellBasell Industries NV 5.000% due 04/15/19	7,436,000	7,717,339
6.000% due 11/15/21	1,685,000	1,902,190
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	3,025,352
The Sherwin-Williams Co 2.250% due 05/15/20	8,195,000	8,231,218
Westlake Chemical Corp 4.625% due 02/15/21	4,390,000	4,543,650

		40,935,778

Communications - 4.0%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	6,910,000	6,970,697
AT&T Inc 2.300% due 03/11/19	6,330,000	6,370,677
Baidu Inc (China) 2.750% due 06/09/19	3,655,000	3,701,042
3.250% due 08/06/18	1,250,000	1,262,670
BellSouth LLC 4.285% due 04/26/21 ~	15,685,000	15,912,908
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	1,000,000	1,006,864
Charter Communications Operating LLC 3.579% due 07/23/20	4,963,000	5,097,299
4.464% due 07/23/22	2,607,000	2,756,101
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	2,102,159
Discovery Communications LLC 2.200% due 09/20/19	1,980,000	1,987,286
eBay Inc 2.150% due 06/05/20	2,895,000	2,902,887
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,494,277
Omnicom Group Inc 4.450% due 08/15/20	2,933,000	3,117,402
SES GLOBAL Americas Holdings GP (Luxembourg) 2.500% due 03/25/19 ~	3,000,000	2,993,174
Telecom Italia Capital SA (Italy) 6.999% due 06/04/18	5,000,000	5,167,500
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	890,000	897,330
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	1,565,000	1,586,133
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,096,476
The Priceline Group Inc 2.750% due 03/15/23	1,140,000	1,142,519
Time Warner Cable LLC 6.750% due 07/01/18	3,865,000	4,002,819
8.250% due 04/01/19	3,205,000	3,485,633
8.750% due 02/14/19	1,835,000	1,993,740
Viacom Inc 2.750% due 12/15/19	2,170,000	2,191,040
5.625% due 09/15/19	370,000	394,700

		86,633,333

	Principal Amount	Value
Consumer, Cyclical - 4.4%

AutoZone Inc 1.625% due 04/21/19	$265,000	$263,625
Brinker International Inc 2.600% due 05/15/18	8,065,000	8,065,000
CVS Health Corp 1.900% due 07/20/18	5,000,000	5,012,845
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	4,220,000	4,219,308
1.750% due 10/30/19 ~	3,500,000	3,471,300
2.375% due 08/01/18 ~	4,715,000	4,741,291
Delphi Automotive PLC 3.150% due 11/19/20	3,105,000	3,178,596
Delta Air Lines Inc 2.875% due 03/13/20	6,210,000	6,282,603
Ford Motor Credit Co LLC 2.021% due 05/03/19	1,145,000	1,144,658
2.375% due 01/16/18	1,249,000	1,251,749
2.551% due 10/05/18	3,705,000	3,729,743
2.875% due 10/01/18	3,000,000	3,030,840
General Motors Co 3.500% due 10/02/18	1,905,000	1,936,347
General Motors Financial Co Inc 3.100% due 01/15/19	2,845,000	2,885,814
GLP Capital LP 4.375% due 11/01/18	9,120,000	9,313,800
Hyundai Capital America 2.000% due 07/01/19 ~	3,220,000	3,193,746
2.400% due 10/30/18 ~	3,000,000	3,011,579
2.500% due 03/18/19 ~	5,935,000	5,940,750
2.875% due 08/09/18 ~	555,000	557,995
Newell Brands Inc 2.050% due 12/01/17	6,615,000	6,620,439
2.150% due 10/15/18	1,455,000	1,460,767
2.600% due 03/29/19	617,000	622,108
Nissan Motor Acceptance Corp 1.550% due 09/13/19 ~	2,380,000	2,360,985
2.150% due 09/28/20 ~	1,570,000	1,572,169
QVC Inc 3.125% due 04/01/19	3,165,000	3,198,121
Scientific Games International Inc 7.000% due 01/01/22 ~	3,945,000	4,196,494
Southwest Airlines Co 2.750% due 11/06/19	4,080,000	4,135,961

		95,398,633

Consumer, Non-Cyclical - 6.4%

Abbott Laboratories 2.350% due 11/22/19	7,095,000	7,155,566
2.900% due 11/30/21	3,065,000	3,120,090
AbbVie Inc 1.800% due 05/14/18	6,860,000	6,870,510
2.300% due 05/14/21	1,705,000	1,703,262
Allergan Funding SCS 2.350% due 03/12/18	4,505,000	4,518,496
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	5,250,000	5,264,850
Anthem Inc 2.300% due 07/15/18	3,225,000	3,239,539
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	5,690,000	5,710,872
Baxalta Inc 2.000% due 06/22/18	400,000	400,944
(LIBOR + 0.780%) 2.103% due 06/22/18 §	975,000	978,580
Becton Dickinson & Co 2.404% due 06/05/20	4,240,000	4,256,868
2.675% due 12/15/19	5,130,000	5,193,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Biogen Inc 2.900% due 09/15/20	$1,135,000	$1,164,517
Bunge Ltd Finance Corp 3.500% due 11/24/20	2,690,000	2,770,276
8.500% due 06/15/19	575,000	635,283
Cardinal Health Inc 1.950% due 06/15/18	1,595,000	1,597,601
Catholic Health Initiatives 1.600% due 11/01/17	675,000	674,983
2.600% due 08/01/18	3,015,000	3,037,095
Celgene Corp 2.125% due 08/15/18	2,760,000	2,772,066
2.300% due 08/15/18	395,000	397,319
ERAC USA Finance LLC 2.800% due 11/01/18 ~	470,000	473,926
6.375% due 10/15/17 ~	3,913,000	3,918,825
Express Scripts Holding Co 2.250% due 06/15/19	2,245,000	2,254,615
HCA Inc 3.750% due 03/15/19	7,000,000	7,166,250
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	4,827,000	4,824,602
Humana Inc 7.200% due 06/15/18	689,000	714,647
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	6,955,000	6,959,282
2.050% due 07/20/18 ~	1,380,000	1,380,804
Kraft Heinz Foods Co (LIBOR + 0.820%) 2.129% due 08/10/22 §	3,605,000	3,610,794
McKesson Corp 1.400% due 03/15/18	5,000,000	4,995,585
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,990,446
Perrigo Finance Unlimited Co 3.500% due 03/15/21	363,000	372,795
Reynolds American Inc (United Kingdom) 2.300% due 06/12/18	4,796,000	4,817,848
8.125% due 06/23/19	3,775,000	4,160,350
S&P Global Inc 2.500% due 08/15/18	510,000	513,576
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	8,525,000	8,511,316
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.400% due 07/20/18	8,836,000	8,804,513
1.700% due 07/19/19	6,870,000	6,772,926
The Kroger Co 1.500% due 09/30/19	950,000	939,261
2.300% due 01/15/19	1,225,000	1,230,031
6.800% due 12/15/18	1,690,000	1,786,522
Tyson Foods Inc 2.250% due 08/23/21	2,095,000	2,085,502

		139,746,800

Diversified - 0.3%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,062,224

Energy - 5.1%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	2,210,000	2,343,065
China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	6,310,000	6,314,998
3.125% due 01/20/20 ~	3,765,000	3,798,252
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,055,000	1,058,791

	Principal Amount	Value
ConocoPhillips Co 1.050% due 12/15/17	$2,010,000	$2,008,573
DCP Midstream Operating LP 2.500% due 12/01/17	14,360,000	14,370,411
9.750% due 03/15/19 ~	4,655,000	5,108,863
Encana Corp (Canada) 6.500% due 05/15/19	2,048,000	2,180,037
Energy Transfer Equity LP 7.500% due 10/15/20	4,195,000	4,745,594
Energy Transfer LP 6.700% due 07/01/18	3,610,000	3,735,402
Enterprise Products Operating LLC 1.650% due 05/07/18	2,235,000	2,234,513
2.550% due 10/15/19	1,115,000	1,125,692
Hess Corp 8.125% due 02/15/19	2,113,000	2,269,360
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	1,520,000	1,542,523
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	7,085,000	7,164,260
NuStar Logistics LP 8.150% due 04/15/18	8,707,000	8,989,978
ONEOK Partners LP 3.200% due 09/15/18	13,060,000	13,219,202
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	220,000	220,739
7.000% due 06/15/18	80,000	82,740
Petroleos Mexicanos (Mexico) 3.500% due 07/23/20	3,300,000	3,377,550
Phillips 66 (LIBOR + 0.650%) 1.954% due 04/15/19 § ~	1,420,000	1,421,901
Plains All American Pipeline LP 5.750% due 01/15/20	1,557,000	1,654,370
6.500% due 05/01/18	8,395,000	8,598,372
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	3,670,000	3,979,718
Spectra Energy Partners LP 2.950% due 09/25/18	3,310,000	3,344,501
4.600% due 06/15/21	1,870,000	1,983,985
Valero Energy Corp 9.375% due 03/15/19	3,010,000	3,322,845

		110,196,235

Financial - 17.2%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	4,765,000	4,784,384
AerCap Ireland Capital DAC (Netherlands) 3.500% due 05/26/22	520,000	532,873
3.950% due 02/01/22	2,875,000	2,994,634
Air Lease Corp 2.125% due 01/15/18	700,000	700,811
2.125% due 01/15/20	4,055,000	4,050,232
Aircastle Ltd 4.625% due 12/15/18	3,915,000	4,027,556
Ally Financial Inc 3.500% due 01/27/19	8,075,000	8,216,312
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	5,510,000	5,643,180
American Express Credit Corp 2.200% due 03/03/20	4,140,000	4,164,612
American International Group Inc 2.300% due 07/16/19	4,000,000	4,021,157
ANZ New Zealand International Ltd (New Zealand) 2.200% due 07/17/20 ~	2,905,000	2,908,021
Aon PLC 2.800% due 03/15/21	2,680,000	2,692,762
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	888,098

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Bank of America Corp (LIBOR + 0.650%) 1.971% due 10/01/21 §	$3,085,000	$3,095,654
2.000% due 01/11/18	5,125,000	5,131,005
(LIBOR + 1.160%)
2.467% due 01/20/23 §	4,085,000	4,153,319
2.503% due 10/21/22	2,000,000	1,982,867
2.625% due 04/19/21	1,425,000	1,436,896
5.625% due 07/01/20	725,000	789,792
5.650% due 05/01/18	1,740,000	1,779,968
6.875% due 04/25/18	1,295,000	1,332,449
7.625% due 06/01/19	4,500,000	4,912,338
Bank of Montreal (Canada) 1.750% due 09/11/19	8,290,000	8,267,630
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	3,310,000	3,308,894
2.500% due 10/29/18 ~	5,315,000	5,355,697
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	2,775,000	2,794,708
Barclays PLC (United Kingdom) (LIBOR + 1.625%) 2.929% due 01/10/23 §	5,115,000	5,228,574
BB&T Corp 2.050% due 06/19/18	4,750,000	4,763,731
Bestgain Real Estate Ltd (China) 2.625% due 03/13/18 ~	10,000,000	10,006,790
BPCE SA (France) 1.625% due 01/26/18	2,915,000	2,915,230
2.500% due 12/10/18	5,700,000	5,747,326
(LIBOR + 1.220%)
2.535% due 05/22/22 § ~	815,000	825,253
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	469,155
Capital One NA 1.850% due 09/13/19	7,185,000	7,137,108
2.350% due 08/17/18	7,440,000	7,472,299
2.350% due 01/31/20	1,225,000	1,231,992
CBOE Holdings Inc 1.950% due 06/28/19	2,210,000	2,208,548
Citigroup Inc 1.700% due 04/27/18	5,550,000	5,550,214
1.800% due 02/05/18	5,815,000	5,817,346
1.850% due 11/24/17	2,275,000	2,276,378
2.050% due 06/07/19	715,000	715,771
(LIBOR + 0.790%)
2.094% due 01/10/20 §	4,495,000	4,529,971
2.900% due 12/08/21	4,145,000	4,199,013
Citizens Bank NA 2.200% due 05/26/20	575,000	575,177
2.250% due 03/02/20	1,670,000	1,672,917
2.300% due 12/03/18	650,000	652,564
2.450% due 12/04/19	3,180,000	3,205,586
2.500% due 03/14/19	3,940,000	3,972,381
2.550% due 05/13/21	1,035,000	1,039,968
Citizens Financial Group Inc 2.375% due 07/28/21	325,000	323,156
CNA Financial Corp 6.950% due 01/15/18	915,000	928,145
CNO Financial Group Inc 4.500% due 05/30/20	2,560,000	2,665,600
Commonwealth Bank of Australia (Australia) (LIBOR + 0.830%) 2.146% due 09/06/21 § ~	2,810,000	2,835,279
Crown Castle International Corp REIT 2.250% due 09/01/21	5,895,000	5,817,609
3.400% due 02/15/21	1,175,000	1,210,417
Discover Bank 2.000% due 02/21/18	250,000	250,396
2.600% due 11/13/18	1,960,000	1,973,126
7.000% due 04/15/20	5,550,000	6,123,695

	Principal Amount	Value
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	$3,200,000	$3,295,680
ING Groep NV (Netherlands) (LIBOR + 1.150%) 2.483% due 03/29/22 §	1,970,000	2,006,349
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	7,000,000	7,039,117
2.100% due 09/27/18	5,445,000	5,444,880
3.875% due 01/15/19	1,145,000	1,169,133
JPMorgan Chase & Co (LIBOR + 0.550%) 1.867% due 03/09/21 §	3,990,000	4,001,764
6.300% due 04/23/19	1,355,000	1,446,077
KeyBank NA 1.600% due 08/22/19	1,470,000	1,462,352
Kilroy Realty LP REIT 4.800% due 07/15/18	2,505,000	2,548,134
Kimco Realty Corp REIT 6.875% due 10/01/19	2,126,000	2,316,383
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,191,566
Morgan Stanley 2.125% due 04/25/18	630,000	631,872
(LIBOR + 0.850%)
2.163% due 01/24/19 §	8,065,000	8,121,925
2.450% due 02/01/19	1,475,000	1,485,659
2.500% due 01/24/19	1,330,000	1,341,435
(LIBOR + 1.280%)
2.594% due 04/25/18 §	4,020,000	4,045,781
6.625% due 04/01/18	1,405,000	1,439,503
7.300% due 05/13/19	3,595,000	3,892,657
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,365,016
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	1,335,000	1,337,661
PNC Bank NA 1.800% due 11/05/18	7,100,000	7,107,535
Principal Life Global Funding II 1.500% due 04/18/19 ~	1,095,000	1,088,542
Provident Cos Inc 7.000% due 07/15/18	5,095,000	5,292,131
Regions Bank 2.250% due 09/14/18	2,910,000	2,922,856
7.500% due 05/15/18	1,228,000	1,270,632
Reinsurance Group of America Inc 6.450% due 11/15/19	505,000	549,575
Santander Bank NA 8.750% due 05/30/18	1,555,000	1,624,044
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,252,871
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	4,880,000	4,831,804
SoQ Sukuk A QSC (Qatar) 2.099% due 01/18/18 ~	2,770,000	2,772,199
Standard Chartered PLC (United Kingdom) 2.100% due 08/19/19 ~	1,280,000	1,278,905
Sumitomo Mitsui Banking Corp (Japan) 1.762% due 10/19/18	1,375,000	1,375,129
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.950% due 09/19/19 ~	2,105,000	2,100,678
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,618,859
2.500% due 05/01/19	2,340,000	2,360,613
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	7,500,000	7,503,637
The Bank of New York Mellon Corp 2.500% due 04/15/21	1,990,000	2,010,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
The Goldman Sachs Group Inc 1.950% due 07/23/19	$1,855,000	$1,852,411
2.000% due 04/25/19	2,155,000	2,155,286
2.300% due 12/13/19	4,221,000	4,240,873
(LIBOR + 1.110%)
2.424% due 04/26/22 §	3,080,000	3,115,210
2.750% due 09/15/20	780,000	790,644
5.950% due 01/18/18	3,200,000	3,240,806
6.150% due 04/01/18	6,745,000	6,893,167
The Huntington National Bank 2.200% due 11/06/18	2,420,000	2,428,145
Trinity Acquisition PLC 3.500% due 09/15/21	675,000	689,683
UBS Group Funding Switzerland AG (Switzerland) (LIBOR + 0.950%) 2.265% due 08/15/23 § ~	4,305,000	4,307,282
(LIBOR + 1.220%)
2.534% due 05/23/23 § ~	3,105,000	3,155,505
2.950% due 09/24/20 ~	3,815,000	3,876,850
Unum Group 3.000% due 05/15/21	3,730,000	3,782,196
Ventas Realty LP REIT 2.000% due 02/15/18	1,945,000	1,946,911
4.000% due 04/30/19	230,000	235,943
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	9,895,000	9,985,962
Voya Financial Inc 2.900% due 02/15/18	2,753,000	2,765,209
WEA Finance LLC REIT (Australia) 2.700% due 09/17/19 ~	6,681,000	6,742,240
3.250% due 10/05/20 ~	515,000	526,155
XLIT Ltd (Bermuda) 2.300% due 12/15/18	4,223,000	4,240,357

		372,820,793

Industrial - 4.1%

Agilent Technologies Inc 6.500% due 11/01/17	984,000	987,232
Arconic Inc 5.720% due 02/23/19	425,000	446,682
DAE Funding LLC (United Arab Emirates) 4.000% due 08/01/20 ~	2,740,000	2,801,650
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,278,312
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	750,000	754,930
Fortive Corp 1.800% due 06/15/19	385,000	384,766
GATX Corp 2.375% due 07/30/18	2,575,000	2,585,369
2.500% due 07/30/19	6,620,000	6,673,346
2.600% due 03/30/20	1,585,000	1,600,149
Harris Corp 1.999% due 04/27/18	4,745,000	4,753,870
Jabil Inc 8.250% due 03/15/18	880,000	904,816
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,010,285
Kansas City Southern 2.350% due 05/15/20	3,075,000	3,068,080
Keysight Technologies Inc 3.300% due 10/30/19	7,625,000	7,734,216
Martin Marietta Materials Inc (LIBOR + 0.650%) 1.965% due 05/22/20 §	1,175,000	1,180,206
Park Aerospace Holdings Ltd (Ireland) 3.625% due 03/15/21 ~	5,080,000	5,105,400

	Principal Amount	Value
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	$2,645,000	$2,667,902
2.875% due 07/17/18 ~	3,775,000	3,810,859
3.200% due 07/15/20 ~	1,670,000	1,712,205
3.375% due 03/15/18 ~	3,202,000	3,226,908
Republic Services Inc 3.800% due 05/15/18	1,598,000	1,618,308
Rockwell Collins Inc 1.950% due 07/15/19	1,225,000	1,225,398
Roper Technologies Inc 1.850% due 11/15/17	1,100,000	1,100,133
2.050% due 10/01/18	5,985,000	6,000,524
2.800% due 12/15/21	1,255,000	1,266,463
3.000% due 12/15/20	390,000	398,115
SBA Tower Trust 2.240% due 04/09/43 ~	3,520,000	3,519,303
3.168% due 04/09/47 ~	1,765,000	1,765,173
3.598% due 04/09/43 ~	5,615,000	5,611,745
Stanley Black & Decker Inc 1.622% due 11/17/18	1,555,000	1,551,919
2.451% due 11/17/18	5,400,000	5,435,266
United Technologies Corp 1.778% due 05/04/18 §	3,050,000	3,051,939
Vulcan Materials Co (LIBOR + 0.600%) 1.920% due 06/15/20 §	2,820,000	2,822,836

		89,054,305

Technology - 2.6%

Apple Inc 1.500% due 09/12/19	9,040,000	9,024,950
Broadcom Corp 2.375% due 01/15/20 ~	3,905,000	3,928,151
3.000% due 01/15/22 ~	2,530,000	2,576,349
DXC Technology Co (LIBOR + 0.950%) 2.266% due 03/01/21 §	7,405,000	7,434,036
2.875% due 03/27/20	2,630,000	2,666,228
EMC Corp 1.875% due 06/01/18	5,000,000	4,980,759
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,568,257
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	2,080,000	2,081,467
2.450% due 10/05/17	3,085,000	3,085,147
2.850% due 10/05/18	2,490,000	2,515,437
NXP BV (Netherlands) 3.750% due 06/01/18 ~	2,000,000	2,025,000
QUALCOMM Inc 2.100% due 05/20/20	2,195,000	2,212,173
2.600% due 01/30/23	1,475,000	1,479,078
Seagate HDD Cayman 3.750% due 11/15/18	3,010,000	3,064,526
Xerox Corp 2.750% due 03/15/19	1,240,000	1,245,355
5.625% due 12/15/19	3,160,000	3,362,699
6.350% due 05/15/18	1,620,000	1,662,041

		56,911,653

Utilities - 2.6%

Dominion Energy Inc 1.500% due 09/30/18 ~	2,605,000	2,599,210
1.600% due 08/15/19	1,160,000	1,152,922
1.875% due 01/15/19	280,000	279,712
2.125% due 02/15/18 ~	2,960,000	2,961,089
2.579% due 07/01/20	1,095,000	1,103,278
2.962% due 07/01/19 §	7,108,000	7,212,443
EDP Finance BV (Portugal) 6.000% due 02/02/18 ~	1,681,000	1,705,038
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,196,622

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Exelon Generation Co LLC 2.950% due 01/15/20	$2,850,000	$2,901,571
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,144,600
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	1,615,000	1,614,614
2.300% due 04/01/19	760,000	764,085
NiSource Finance Corp 6.800% due 01/15/19	374,000	396,629
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	5,205,000	5,264,986
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,777,276
San Diego Gas & Electric Co 1.914% due 02/01/22	1,269,649	1,262,079
Southern Power Co 1.500% due 06/01/18	4,655,000	4,652,358
1.850% due 12/01/17	580,000	580,248
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	2,815,000	2,827,540
The Southern Co 1.550% due 07/01/18	2,600,000	2,598,102
1.850% due 07/01/19	4,490,000	4,489,149
2.350% due 07/01/21	1,950,000	1,940,415

		57,423,966

Total Corporate Bonds & Notes (Cost $1,051,859,978)		1,055,183,720

MORTGAGE-BACKED SECURITIES - 13.0%

Collateralized Mortgage Obligations - Commercial - 4.2%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 § ~	1,675,000	1,678,309
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	605,902	603,929
CD Mortgage Trust 1.443% due 08/10/49	1,808,022	1,782,746
1.965% due 02/10/50	631,446	629,541
Citigroup Commercial Mortgage Trust 1.353% due 02/10/48	1,636,889	1,628,670
1.485% due 10/10/47	293,557	293,197
1.499% due 08/10/49	2,088,134	2,061,357
1.637% due 06/10/48	1,120,863	1,117,829
1.643% due 09/10/58	607,756	604,686
CLNS Trust (LIBOR + 0.800%) 2.035% due 06/11/32 § ~	4,495,000	4,505,206
Commercial Mortgage Trust 1.324% due 11/10/47	1,022,053	1,017,881
1.415% due 08/10/47	1,590,608	1,586,430
1.442% due 07/15/47	1,032,705	1,031,080
1.445% due 12/10/47	1,334,504	1,331,429
1.494% due 12/10/47	451,045	449,788
1.569% due 03/10/48	401,018	400,161
1.604% due 10/10/48	887,518	884,090
1.667% due 07/10/50	664,916	664,552
(LIBOR + 0.850%)
2.087% due 02/13/32 § ~	1,720,000	1,722,199
2.111% due 09/10/50	1,090,000	1,090,954
3.221% due 10/10/48	2,855,000	2,927,007
CSAIL Commercial Mortgage Trust 1.454% due 06/15/57	2,615,274	2,601,983
1.684% due 04/15/50	510,946	509,736
1.717% due 08/15/48	1,121,623	1,119,232
2.010% due 11/15/48	4,967,429	4,965,700
Great Wolf Trust (LIBOR + 0.850%) 2.090% due 09/15/34 § ~ (LIBOR + 1.320%)	2,370,000	2,372,957
2.560% due 09/15/34 § ~	3,385,000	3,391,357

	Principal Amount	Value
GS Mortgage Securities Trust 1.429% due 10/10/49	$1,087,618	$1,074,943
1.528% due 02/10/48	2,448,841	2,439,471
1.593% due 07/10/48	576,298	574,858
1.950% due 08/10/50	2,536,049	2,524,118
Hospitality Mortgage Trust (LIBOR + 0.850%) 2.082% due 05/08/30 § ~	1,385,000	1,388,309
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	2,575,150	2,541,158
JPMBB Commercial Mortgage Securities Trust 1.414% due 02/15/48	2,132,083	2,120,604
1.445% due 10/15/48	2,783,615	2,769,626
1.451% due 09/15/47	911,536	909,162
1.539% due 11/15/47	383,385	382,228
1.596% due 01/15/48	2,972,500	2,967,745
1.626% due 05/15/48	513,417	511,539
1.650% due 09/15/47	688,261	687,553
Morgan Stanley Bank of America Merrill Lynch Trust 1.389% due 09/15/49	1,785,472	1,761,965
1.551% due 08/15/47	1,953,941	1,950,115
1.573% due 12/15/47	2,499,985	2,493,935
1.686% due 10/15/47	552,133	552,149
1.706% due 05/15/48	1,036,480	1,032,503
Morgan Stanley Capital I Trust 1.638% due 05/15/48	750,997	748,828
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47	3,192,941	3,180,398
1.441% due 10/15/49	933,172	926,197
1.454% due 02/15/48	1,398,829	1,392,815
1.471% due 04/15/50	1,937,489	1,929,713
1.531% due 05/15/48	620,925	619,313
1.568% due 09/15/48	520,494	519,223
1.730% due 02/15/48	850,401	850,299
1.968% due 07/15/50	2,147,798	2,141,571
1.975% due 09/15/50	1,293,888	1,288,901
3.020% due 07/15/58	2,675,000	2,728,533
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47	348,120	346,683
1.479% due 09/15/57	1,244,814	1,241,109
1.663% due 10/15/57	704,318	703,418

		90,270,988

Collateralized Mortgage Obligations - Residential - 3.7%

Bear Stearns Adjustable Rate Mortgage Trust 3.312% due 04/25/34 §	96,401	96,902
3.865% due 11/25/34 §	426,656	430,345
Bear Stearns ALT-A Trust (LIBOR + 0.640%) 1.877% due 04/25/34 §	314,396	314,886
Chase Mortgage Finance Trust 3.486% due 02/25/37 §	138,421	138,030
3.521% due 02/25/37 §	849,498	848,865
3.580% due 02/25/37 §	458,890	448,292
3.582% due 02/25/37 §	1,055,337	1,054,148
3.588% due 02/25/37 §	297,714	299,360
COLT Mortgage Loan Trust 2.415% due 10/25/47 § ~	5,190,000	5,202,946
2.568% due 10/25/47 § ~	2,210,000	2,215,475
2.614% due 05/27/47 § ~	1,366,882	1,387,564
2.773% due 10/25/47 § ~	965,000	967,390
Countrywide Home Loan Mortgage Pass-Through Trust 3.346% due 11/20/34 §	254,239	256,705
Fannie Mae (LIBOR + 0.550%) 1.737% due 11/25/46 §	9,367,248	9,423,384
5.000% due 08/25/19	293,587	297,731

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Fannie Mae Connecticut Avenue Securities
(LIBOR + 0.550%)
1.787% due 01/25/30 §	$6,378,536	$6,376,913
(LIBOR + 0.750%)
1.987% due 02/25/30 §	6,632,827	6,643,779
(LIBOR + 0.850%)
2.087% due 11/25/29 §	3,763,483	3,774,884
(LIBOR + 0.950%)
2.187% due 10/25/29 §	3,781,160	3,800,241
(LIBOR + 1.350%)
2.587% due 01/25/29 §	1,317,752	1,325,004
(LIBOR + 2.100%)
3.337% due 08/25/28 §	1,329,480	1,340,183
(LIBOR + 2.150%)
3.387% due 09/25/28 §	874,821	884,503
Freddie Mac 3.614% due 10/25/46 §	2,172,025	2,192,597
3.905% due 05/25/47 § ~	1,135,459	1,150,566
7.000% due 09/15/30	386,510	437,253
Freddie Mac Structured Agency Credit Risk Debt
(LIBOR + 0.750%)
1.984% due 03/25/30 § #	3,200,000	3,209,499
(LIBOR + 0.800%)
2.037% due 12/25/29 §	1,560,838	1,564,584
(LIBOR + 1.100%)
2.337% due 05/25/25 §	49,929	49,954
(LIBOR + 1.200%)
2.437% due 10/25/29 §	2,014,357	2,037,911
(LIBOR + 1.450%)
2.687% due 09/25/24 - 07/25/28 §	802,075	804,176
(LIBOR + 1.750%)
2.987% due 09/25/28 §	237,276	238,078
GS Mortgage-Backed Securities Trust 2.469% due 07/25/44 § ~	324,915	324,464
HarborView Mortgage Loan Trust (LIBOR + 0.340%) 1.576% due 06/20/35 §	529,901	520,025
JPMorgan Mortgage Trust 3.520% due 07/25/35 §	670,323	692,339
3.710% due 07/25/35 §	139,563	143,996
MASTR Adjustable Rate Mortgages Trust 2.687% due 09/25/34 §	665,827	622,337
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	777,168	778,608
2.750% due 07/25/59 § ~	6,108,654	6,155,750
Sequoia Mortgage Trust (LIBOR + 0.660%) 2.058% due 11/20/34 §	344,991	342,350
Structured Adjustable Rate Mortgage Loan Trust 3.355% due 06/25/34 §	1,398,969	1,462,617
3.459% due 11/25/34 §	688,232	687,473
Structured Asset Securities Corp Mortgage Pass-Through Certificates 3.325% due 07/25/33 §	221,980	224,156
WaMu Mortgage Pass-Through Certificates Trust
(LIBOR + 0.290%)
1.527% due 07/25/45 §	1,767,088	1,745,725
(LIBOR + 0.320%)
1.557% due 08/25/45 §	1,191,490	1,194,952
3.145% due 06/25/34 §	317,064	323,642
3.278% due 09/25/35 §	5,735,108	5,888,144
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34	238,116	260,693
Wells Fargo Mortgage-Backed Securities Trust 3.449% due 08/25/33 §	589,597	606,097

		81,185,516

	Principal Amount	Value
Fannie Mae - 4.5%

(LIBOR + 1.556%)
2.954% due 01/01/35 §	$11,867	$12,288
3.000% due 10/01/28 - 05/01/32	22,417,353	23,061,513
(US Treasury + 2.215%)
3.063% due 02/01/33 §	141,434	149,404
(US Treasury + 2.258%)
3.140% due 06/01/35 §	440,872	466,744
(LIBOR + 1.572%)
3.203% due 02/01/33 §	79,340	83,773
(US Treasury + 2.250%)
3.250% due 06/01/33 §	738,009	780,443
(LIBOR + 1.601%)
3.257% due 04/01/33 §	85,096	87,474
(LIBOR + 1.710%)
3.409% due 04/01/35 §	192,491	199,893
3.500% due 09/01/28 - 01/01/46	9,314,802	9,674,914
(LIBOR + 1.750%)
3.500% due 05/01/33 §	43,636	44,346
4.000% due 07/01/25 - 03/01/47	11,120,936	11,711,452
4.500% due 05/01/25 - 03/01/46	27,147,075	28,960,120
5.000% due 07/01/24 - 07/01/41	10,071,127	10,989,440
5.500% due 01/01/18 - 06/01/39	6,295,943	7,019,278
6.000% due 01/01/18 - 10/01/40	3,946,036	4,506,471
6.500% due 05/01/33	648,142	736,166
7.000% due 05/01/33 - 06/01/33	314,949	341,744

		98,825,463

Freddie Mac - 0.3%

(US Treasury + 1.951%) 2.687% due 02/01/35 §	292,729	307,628
(US Treasury + 2.235%) 2.779% due 09/01/35 §	780,818	822,105
(US Treasury + 2.250%) 3.101% due 08/01/35 §	893,129	942,679
(LIBOR + 1.725%)
3.475% due 03/01/35 § ~	493,459	519,332
4.000% due 08/01/26	2,867,026	3,003,511
5.500% due 03/01/18 - 06/01/41	902,591	995,681

		6,590,936

Government National Mortgage Association - 0.3%

(US Treasury + 1.500%) 2.125% due 09/20/34 §	849,890	887,147
(US Treasury + 1.500%) 2.375% due 01/20/35 §	1,417,386	1,474,476
3.500% due 07/20/32	510,486	532,905
5.000% due 12/20/34 - 02/20/40	653,259	715,925
5.500% due 07/15/20	148,447	152,619
6.000% due 01/15/22 - 07/15/36	1,494,319	1,629,622

		5,392,694

Total Mortgage-Backed Securities (Cost $281,904,902)		282,265,597

ASSET-BACKED SECURITIES - 21.2%

Ally Auto Receivables Trust 1.720% due 04/15/21	5,200,000	5,186,112
2.040% due 12/15/19	425,000	425,875
2.240% due 07/15/22	8,440,000	8,427,396
2.410% due 01/15/21 ~	3,055,000	3,069,160
2.460% due 09/15/22	405,000	405,112
2.480% due 02/15/21	425,000	425,944
2.840% due 09/15/22	1,055,000	1,062,302
2.930% due 11/15/23	565,000	564,015
Ally Master Owner Trust
(LIBOR + 0.340%)
1.574% due 06/15/21 §	1,465,000	1,467,450
(LIBOR + 0.430%)
1.664% due 06/15/22 §	1,100,000	1,102,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
ALM XIV Ltd (Cayman)
(LIBOR + 1.150%)
2.464% due 07/28/26 § ~	$1,140,000	$1,144,331
(LIBOR + 1.550%)
2.864% due 07/28/26 § ~	1,310,000	1,315,236
AmeriCredit Automobile Receivables 1.700% due 07/08/20	937,212	937,728
1.810% due 10/08/20	360,000	360,431
AmeriCredit Automobile Receivables Trust 1.260% due 11/08/19	1,070,821	1,070,562
1.270% due 01/08/20	1,121,673	1,121,273
1.530% due 07/08/21	2,780,000	2,770,083
1.600% due 07/08/19	1,213,642	1,213,758
1.600% due 11/09/20	1,255,000	1,254,585
2.240% due 04/08/22	8,815,000	8,786,358
2.240% due 06/19/23	1,415,000	1,411,598
2.580% due 09/08/20	6,640,000	6,684,661
2.690% due 06/19/23	1,500,000	1,502,388
2.710% due 08/18/22	665,000	667,478
2.710% due 09/08/22	2,880,000	2,874,331
3.000% due 06/08/21	1,480,000	1,494,661
3.340% due 08/08/21	1,885,000	1,912,125
3.370% due 11/08/21 ~	2,205,000	2,237,562
3.580% due 08/09/21 ~	1,055,000	1,069,966
3.660% due 03/08/22	1,225,000	1,243,635
3.720% due 03/08/22 ~	1,150,000	1,167,598
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	1,443,210	1,444,078
1.910% due 04/15/26 ~	2,560,000	2,562,083
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	1,645,521	1,646,907
Ascentium Equipment Receivables Trust 1.460% due 04/10/19 ~	779,047	778,450
1.750% due 11/13/18 ~	100,019	100,066
1.870% due 07/10/19 ~	930,000	930,331
2.290% due 06/10/21 ~	935,000	934,803
Avis Budget Rental Car Funding AESOP LLC 2.460% due 07/20/20 ~	3,915,000	3,928,557
2.500% due 02/20/21 ~	5,725,000	5,741,403
2.500% due 07/20/21 ~	2,225,000	2,222,822
2.970% due 02/20/20 ~	820,000	827,830
Barclays Dryrock Issuance Trust 2.410% due 07/15/22	2,470,000	2,496,742
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	6,999,433	7,209,869
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	5,935,966	6,107,046
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	3,081,705	3,172,363
3.500% due 08/28/57 § ~	5,082,372	5,234,834
BMW Vehicle Lease Trust 1.430% due 09/20/19	1,570,000	1,565,432
1.980% due 05/20/20	2,345,000	2,352,178
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	807,775
Capital Auto Receivables Asset Trust 1.540% due 08/20/20	1,050,000	1,048,857
1.620% due 03/20/19	1,434,426	1,434,887
1.630% due 01/20/21	1,030,000	1,027,410
1.730% due 09/20/19	1,057,556	1,058,684
1.730% due 04/20/20	1,050,798	1,051,608
1.940% due 01/21/20	2,000,000	2,003,593
2.650% due 01/20/24	5,000,000	4,992,496
Capital One Multi-Asset Execution Trust 1.330% due 06/15/22	9,485,000	9,408,622
Carlyle Global Market Strategies CLO Ltd (Cayman) (LIBOR + 1.000%) 2.307% due 04/20/27 § ~	3,265,000	3,265,082

	Principal Amount	Value
CarMax Auto Owner Trust 1.690% due 08/15/19	$435,000	$435,217
1.810% due 07/15/20	1,450,000	1,451,979
1.930% due 11/15/19	620,000	620,853
CCG Receivables Trust 1.460% due 11/14/18 ~	226,926	226,906
1.690% due 09/14/22 ~	1,840,841	1,840,619
1.840% due 11/14/23 ~	4,090,000	4,087,677
2.600% due 01/17/23 ~	815,000	817,433
CNH Equipment Trust 1.370% due 07/15/20	1,973,272	1,971,870
1.440% due 12/15/21	8,260,000	8,207,595
2.400% due 02/15/23	1,300,000	1,304,736
DB Master Finance LLC 3.262% due 02/20/45 ~	4,416,750	4,433,376
Diamond Resorts Owner Trust 2.270% due 05/20/26 ~	522,887	520,857
2.540% due 05/20/27 ~	1,001,316	992,514
2.730% due 07/20/27 ~	421,283	420,783
2.990% due 05/22/28 ~	427,359	421,592
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	677,114	672,956
Enterprise Fleet Financing LLC 1.300% due 09/20/20 ~	885,524	885,156
1.590% due 02/22/21 ~	1,009,383	1,009,150
1.740% due 02/22/22 ~	3,560,919	3,558,698
1.830% due 09/20/21 ~	3,171,881	3,174,702
1.970% due 01/20/23 ~	1,510,000	1,510,453
2.090% due 02/22/21 ~	1,435,000	1,439,128
2.130% due 07/20/22 ~	1,095,000	1,098,222
Ford Credit Auto Owner Trust 2.030% due 12/15/27 ~	7,270,000	7,218,326
Ford Credit Floorplan Master Owner Trust 1.420% due 01/15/20	3,795,000	3,794,541
1.550% due 07/15/21	2,895,000	2,880,543
2.090% due 03/15/22 ~	7,600,000	7,620,418
2.250% due 05/15/22	7,245,000	7,238,015
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	1,875,000	1,874,601
1.690% due 03/20/19	2,289,838	2,291,369
1.760% due 03/20/20	1,755,000	1,752,646
2.020% due 09/21/20	6,370,000	6,381,550
2.120% due 09/20/21	865,000	865,364
2.260% due 08/20/20	455,000	457,586
2.500% due 06/20/19	3,175,000	3,180,170
2.730% due 09/20/21	1,055,000	1,050,879
3.010% due 03/20/20	3,150,000	3,160,245
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 ~	1,610,000	1,610,509
1.960% due 05/17/21 ~	5,755,000	5,765,051
2.220% due 05/15/20 ~	1,660,000	1,661,051
2.260% due 08/16/21 ~	1,090,000	1,087,503
2.410% due 05/17/21 ~	610,000	612,889
2.630% due 07/15/22 ~	1,750,000	1,745,434
2.850% due 05/17/21 ~	235,000	235,080
2.970% due 01/18/22 ~	1,585,000	1,591,489
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	200,000	200,045
1.730% due 06/20/19 ~	1,635,000	1,634,681
2.060% due 06/22/20 ~	185,000	185,273
Halcyon Loan Advisors Funding Ltd (Cayman) (LIBOR + 1.700%) 3.013% due 10/22/25 § ~	2,645,000	2,644,848
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	1,064,758	1,052,896
2.660% due 12/26/28 ~	619,669	620,576
2.960% due 12/26/28 § ~	423,295	424,161
Honda Auto Receivables Owner Trust 1.330% due 11/18/22	5,380,000	5,327,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Hyundai Auto Lease Securitization Trust 1.600% due 07/15/19 ~	$810,000	$810,314
1.650% due 07/15/20 ~	2,140,000	2,135,536
1.680% due 04/15/20 ~	190,000	189,807
1.970% due 07/15/20 ~	9,735,000	9,749,891
Hyundai Auto Receivables Trust 1.450% due 11/15/22	5,275,000	5,212,944
2.380% due 04/17/23	895,000	897,164
John Deere Owner Trust 1.250% due 06/15/20	1,705,000	1,697,986
1.320% due 06/17/19	715,024	714,785
1.360% due 04/15/20	1,615,000	1,612,379
1.490% due 05/15/23	1,110,000	1,104,109
KKR CLO Ltd (Cayman) (LIBOR + 1.050%) 2.354% due 07/15/27 § ~	5,450,000	5,462,378
Kubota Credit Owner Trust 1.500% due 07/15/20 ~	1,500,000	1,492,615
1.540% due 03/15/19 ~	4,607,567	4,607,619
1.670% due 07/15/20 ~	2,109,748	2,111,144
Madison Park Funding XIV Ltd (Cayman) (LIBOR + 1.120%) 2.427% due 07/20/26 § ~	2,870,000	2,883,118
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19	1,875,000	1,875,683
Mercedes-Benz Master Owner Trust (LIBOR + 0.300%) 1.534% due 05/16/21 § ~	8,900,000	8,907,805
MMAF Equipment Finance LLC 0.870% due 01/08/19 ~	1,505,521	1,504,241
1.390% due 10/16/19 ~	1,156,772	1,155,637
1.730% due 05/18/20 ~	865,000	865,376
MVW Owner Trust 2.150% due 04/22/30 ~	311,022	309,379
2.250% due 09/22/31 ~	1,054,341	1,046,638
2.420% due 12/20/34 ~	916,783	915,796
2.520% due 12/20/32 ~	336,990	336,138
2.750% due 12/20/34 ~	312,202	311,719
2.990% due 12/20/34 ~	842,449	839,995
Nationstar HECM Loan Trust 2.013% due 08/25/26 ~	318,248	318,049
2.239% due 06/25/26 § ~	400,281	400,442
Neuberger Berman CLO XIX Ltd (Cayman) (LIBOR + 1.050%) 2.354% due 07/15/27 § ~	680,000	680,841
Nissan Auto Lease Trust 1.610% due 01/18/22	2,645,000	2,638,182
1.650% due 10/15/21	9,980,000	9,969,879
Nissan Auto Receivables Owner Trust 1.180% due 01/15/21	3,075,000	3,053,305
Nissan Master Owner Trust Receivables 1.440% due 01/15/20	7,380,000	7,379,086
1.540% due 06/15/21	2,670,000	2,656,420
OZLM VIII Ltd (Cayman) (LIBOR + 1.130%) 2.434% due 10/17/26 § ~	4,315,000	4,318,135
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	315,000	315,091
2.190% due 03/15/22	2,055,000	2,049,435
2.470% due 12/15/20	1,020,000	1,024,700
2.580% due 05/16/22	380,000	381,093
3.490% due 05/17/21	2,065,000	2,096,099
3.530% due 08/16/21	1,465,000	1,501,547
3.650% due 12/15/21	1,405,000	1,436,727
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	695,123	699,733
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	490,272	489,519
2.300% due 10/20/31 ~	689,844	689,363
2.330% due 07/20/33 ~	671,807	670,860
2.400% due 03/22/32 ~	1,268,114	1,267,832

	Principal Amount	Value
2.430% due 06/20/32 ~	$692,771	$691,639
2.430% due 10/20/33 ~	2,611,580	2,606,197
2.580% due 09/20/32 ~	815,496	816,956
SLM Student Loan Trust
(LIBOR + 0.400%)
1.637% due 03/25/25 §	3,526,315	3,489,587
(LIBOR + 1.500%)
2.814% due 04/25/23 §	770,441	789,260
(LIBOR + 1.650%)
2.964% due 07/25/22 §	94,437	97,016
(LIBOR + 1.700%)
3.014% due 07/25/23 §	1,021,632	1,052,789
SMART ABS Trust (Australia) 1.450% due 08/14/19	3,814,678	3,799,591
1.660% due 08/14/19	2,003,214	1,999,368
SMB Private Education Loan Trust (LIBOR + 1.000%) 2.234% due 06/15/27 § ~	1,815,000	1,834,014
Springleaf Funding Trust 2.900% due 11/15/29 ~	1,115,000	1,118,449
Synchrony Credit Card Master Note Trust 1.600% due 04/15/21	3,315,000	3,316,580
1.690% due 03/15/21	4,340,000	4,335,941
1.910% due 11/15/20	2,250,000	2,250,015
2.370% due 03/15/23	3,894,000	3,928,392
2.640% due 03/15/23	3,545,000	3,564,656
Towd Point Mortgage Trust 2.250% due 04/25/56 § ~	1,919,683	1,914,702
2.250% due 07/25/56 § ~	1,467,216	1,461,304
2.750% due 02/25/55 § ~	714,949	720,450
2.750% due 04/25/55 § ~	1,452,582	1,463,367
2.750% due 05/25/55 § ~	1,324,129	1,334,328
2.750% due 08/25/55 § ~	966,669	973,219
2.750% due 04/25/57 § ~	1,927,542	1,940,044
2.750% due 06/25/57 § ~	10,322,719	10,397,145
3.000% due 02/25/55 § ~	887,947	894,136
USAA Auto Owner Trust 1.960% due 11/15/22	575,000	573,949
Verizon Owner Trust 2.220% due 12/20/21 ~	8,620,000	8,611,008
2.450% due 09/20/21 ~	645,000	648,420
2.650% due 09/20/21 ~	865,000	869,392
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	5,895,000	5,890,592
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	815,000	815,245
Wells Fargo Dealer Floorplan Master Note Trust (LIBOR + 0.450%) 1.686% due 10/20/19 §	6,980,000	6,981,457
Wendys Funding LLC 3.371% due 06/15/45 ~	5,120,500	5,180,511
Wheels SPV LLC 1.270% due 04/22/24 ~	233,952	233,770
1.590% due 05/20/25 ~	902,565	901,214
World Omni Auto Receivables Trust 1.300% due 02/15/22	4,885,000	4,845,186
World Omni Automobile Lease Securitization Trust 1.450% due 08/15/19	2,855,000	2,847,513
1.940% due 12/15/20	6,855,000	6,855,001

Total Asset-Backed Securities (Cost $462,450,305)		461,827,389

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 11.8%

U.S. Treasury Notes - 11.8%

0.750% due 07/15/19	$1,750,000	$1,728,228
1.000% due 11/15/19	63,645,000	62,979,959
1.250% due 04/30/19	128,615,000	128,248,247
1.500% due 06/15/20	6,405,000	6,390,739
1.625% due 11/30/20	47,190,000	47,119,030
1.750% due 09/30/19 ‡	10,055,000	10,106,846

		256,573,049

Total U.S. Treasury Obligations (Cost $257,376,268)		256,573,049

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	2,230,000	2,241,462

Total Municipal Bonds (Cost $2,230,000)		2,241,462

SHORT-TERM INVESTMENTS - 4.5%

Commercial Paper - 3.7%

Catholic Health Initiatives 2.011% due 10/05/17	3,520,000	3,519,311
2.012% due 11/01/17	14,130,000	14,114,496
Enbridge Energy Partners LP 2.050% due 10/20/17	11,385,000	11,374,115

	Principal Amount	Value
Energy Transfer Partners LP 2.235% due 10/16/17	$8,405,000	$8,398,110
2.235% due 10/18/17	11,550,000	11,539,405
Ford Motor Credit Co LLC 2.037% due 08/23/18	10,430,000	10,243,743
ONEOK Inc 1.900% due 10/16/17	10,610,000	10,601,803
Plains All American Pipeline LP 2.438% due 10/06/17	11,405,000	11,401,995

		81,192,978

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $17,935,909; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $18,298,809)	17,935,729	17,935,729

Total Short-Term Investments (Cost $99,115,574)		99,128,707

TOTAL INVESTMENTS - 99.2% (Cost $2,154,937,027)		2,157,219,924

DERIVATIVES - (0.1%)
(See Notes (b) through (d) in Notes to Schedule of Investments)		(675,960)

OTHER ASSETS & LIABILITIES, NET - 0.9%		18,851,470

NET ASSETS - 100.0%		$2,175,395,434

Notes to Schedule of Investments

(a)	As of September 30, 2017, an investment with a value of $925,749 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (12/17)	2,204	$476,659,595	$475,409,690	($1,249,905)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (12/17)	355	45,059,165	44,485,938	573,227

Total Futures Contracts				($676,678)

(c)	Purchased options outstanding as of September 30, 2017 were as follows:

Credit Default Swaptions – Buy Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG S28 5Y	6.250%	10/18/17	JPM	$21,000,000	$10,500	$2,059

Total Purchased Options					$10,500	$2,059

(d)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Credit Default Swaptions – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG S28 5Y	7.250%	10/18/17	JPM	$21,000,000	$2,100	($1,341)

Total Written Options					$2,100	($1,341)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,055,183,720	$-	$1,055,183,720	$-
	Mortgage-Backed Securities	282,265,597	-	282,265,597	-
	Asset-Backed Securities	461,827,389	-	461,827,389	-
	U.S. Treasury Obligations	256,573,049	-	256,573,049	-
	Municipal Bonds	2,241,462	-	2,241,462	-
	Short-Term Investments	99,128,707	-	99,128,707	-
	Derivatives:
	Credit Contracts
	Purchased Options	2,059	-	2,059	-
	Interest Rate Contracts
	Futures	573,227	573,227	-	-

	Total Assets - Derivatives	575,286	573,227	2,059	-

	Total Assets	2,157,795,210	573,227	2,157,221,983	-

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(1,341)	-	(1,341)	-
	Interest Rate Contracts
	Futures	(1,249,905)	(1,249,905)	-	-

	Total Liabilities - Derivatives	(1,251,246)	(1,249,905)	(1,341)	-

	Total Liabilities	(1,251,246)	(1,249,905)	(1,341)	-

	Total	$2,156,543,964	($676,678)	$2,157,220,642	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 19.9%

Argentina - 0.1%

YPF SA 8.500% due 07/28/25 ~	$360,000	$415,728

Azerbaijan - 0.6%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	1,100,000	1,241,191
State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	327,000	327,873
6.950% due 03/18/30 ~	680,000	741,921

		2,310,985

Brazil - 1.6%

Braskem America Finance Co 7.125% due 07/22/41 ~	220,000	250,800
MARB BondCo PLC 7.000% due 03/15/24 ~	200,000	197,500
Marfrig Holdings Europe BV 8.000% due 06/08/23 ~	420,000	436,044
Minerva Luxembourg SA 6.500% due 09/20/26 ~	445,000	451,230
Petrobras Global Finance BV 6.250% due 03/17/24	345,000	369,495
6.850% due 06/05/15	810,000	773,752
6.875% due 01/20/40	615,000	624,225
8.750% due 05/23/26	490,000	589,838
QGOG Atlantic 5.250% due 07/30/19 ~	947,340	933,130
Vale Overseas Ltd 6.875% due 11/21/36	500,000	575,000
6.875% due 11/10/39	500,000	574,000

		5,775,014

Chile - 1.3%

Banco del Estado de Chile 3.875% due 02/08/22 ~	250,000	265,004
Corp Nacional del Cobre de Chile 4.250% due 07/17/42 ~	403,000	403,084
4.500% due 08/01/47 ~	684,000	697,755
4.875% due 11/04/44 ~	1,005,000	1,092,173
5.625% due 10/18/43 ~	721,000	863,610
Empresa Nacional del Petroleo 3.750% due 08/05/26 ~	600,000	600,680
4.500% due 09/14/47 ~	469,000	452,351
VTR Finance BV 6.875% due 01/15/24 ~	250,000	265,000

		4,639,657

China - 1.1%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	890,000	907,648
Central China Real Estate Ltd 8.750% due 01/23/21 ~	200,000	215,544
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	460,000	477,380
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	330,000	359,473
Franshion Development Ltd 6.750% due 04/15/21 ~	600,000	669,733
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	710,000	752,184
6.300% due 11/12/40 ~	295,000	384,585
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	280,000	313,190

		4,079,737

	Principal Amount	Value
Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	$325,000	$357,240

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	290,000	295,249
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	540,000	575,100
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	430,000	403,744

		1,274,093

Ecuador - 0.7%

EP PetroEcuador (LIBOR + 5.630%) 6.961% due 09/24/19 § ~	2,677,895	2,704,674

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	450,000	501,732

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	460,000	492,021

Indonesia - 0.7%

Majapahit Holding BV 7.750% due 01/20/20 ~	350,000	391,160
8.000% due 08/07/19 ~	420,000	463,596
P.T. Pertamina Persero 6.000% due 05/03/42 ~	372,000	420,148
P.T. Perusahaan Listrik Negara 5.250% due 05/15/47 ~	243,000	253,684
5.500% due 11/22/21 ~	1,033,000	1,139,399

		2,667,987

Jamaica - 0.5%

Digicel Group Ltd 7.125% due 04/01/22 ~	300,000	273,375
8.250% due 09/30/20 ~	1,240,000	1,215,981
Digicel Ltd 6.000% due 04/15/21 ~	380,000	372,358

		1,861,714

Kazakhstan - 1.4%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,037,000	1,052,555
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	901,000	1,011,336
Kazakhstan Temir Zholy National Co JSC 6.375% due 10/06/20 ~	308,000	334,095
Kazkommertsbank JSC 5.500% due 12/21/22 ~	330,000	326,156
KazMunayGas National Co JSC 5.750% due 04/30/43 ~	612,000	615,438
6.375% due 04/09/21 ~	470,000	514,963
7.000% due 05/05/20 ~	503,000	549,482
9.125% due 07/02/18 ~	510,000	534,304
Nostrum Oil & Gas Finance BV 8.000% due 07/25/22 ~	200,000	209,194

		5,147,523

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	$800,000	$882,000
Millicom International Cellular SA 5.125% due 01/15/28 ~	400,000	405,400
6.000% due 03/15/25 ~	325,000	348,969

		1,636,369

Malaysia - 0.4%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	370,000	396,278
Petronas Capital Ltd 5.250% due 08/12/19 ~	475,000	501,687
7.875% due 05/22/22 ~	190,000	233,433
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	425,000	458,991

		1,590,389

Mauritius - 0.1%

Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	200,000	211,623

Mexico - 1.7%

Cemex SAB de CV 7.750% due 04/16/26 ~	400,000	460,600
Comision Federal de Electricidad 4.875% due 01/15/24 ~	590,000	635,725
5.750% due 02/14/42 ~	445,000	472,813
Petroleos Mexicanos 5.500% due 06/27/44	189,000	176,715
5.625% due 01/23/46	747,000	697,511
6.000% due 03/05/20	210,000	226,170
6.500% due 06/02/41	511,000	535,528
6.750% due 09/21/47	1,103,000	1,176,239
6.875% due 08/04/26	860,000	980,400
7.190% due 09/12/24 ~	MXN 15,500,000	780,107

		6,141,808

Netherlands - 0.3%

GTH Finance BV 7.250% due 04/26/23 ~	$200,000	227,277
New World Resources NV 8.000% due 04/07/20 Y ~ " ±	EUR 1,178,794	-
VEON Holdings BV 4.950% due 06/16/24 ~	$820,000	841,140

		1,068,417

Pakistan - 0.4%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	660,000	692,082
The Third Pakistan International Sukuk Co Ltd 5.500% due 10/13/21 ~	647,000	666,226

		1,358,308

Peru - 0.3%

Nexa Resources SA 5.375% due 05/04/27 ~	500,000	526,250
Petroleos del Peru SA 5.625% due 06/19/47 ~	447,000	467,115

		993,365

	Principal Amount	Value
Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	$500,000	$546,450
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	845,000	1,090,120

		1,636,570

Russia - 1.7%

Credit Bank of Moscow 5.875% due 11/07/21 ~	500,000	508,470
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,113,000	1,136,651
Gazprom OAO 8.625% due 04/28/34 ~	285,000	388,647
9.250% due 04/23/19 ~	201,000	219,909
Koks OAO 7.500% due 05/04/22 ~	200,000	215,354
Sberbank of Russia 5.250% due 05/23/23 ~	960,000	995,536
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	704,000	730,907
Vnesheconombank 5.450% due 11/22/17 ~	310,000	311,531
5.942% due 11/21/23 ~	980,000	1,055,142
6.025% due 07/05/22 ~	426,000	460,328
6.902% due 07/09/20 ~	236,000	255,583

		6,278,058

Saudi Arabia - 0.2%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	550,000	568,562

Singapore - 0.1%

Puma International Financing SA 6.750% due 02/01/21 ~	300,000	309,905

South Africa - 1.0%

Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	1,871,000	1,903,505
6.750% due 08/06/23 ~	913,000	946,282
7.125% due 02/11/25 ~	630,000	654,293
Myriad International Holdings BV 4.850% due 07/06/27 ~	200,000	207,300

		3,711,380

Turkey - 0.1%

Turkiye Is Bankasi 6.000% due 10/24/22 ~	200,000	202,859

Ukraine - 0.4%

MHP SE 7.750% due 05/10/24 ~	450,000	485,753
State Savings Bank of Ukraine 9.625% due 03/20/25 ~	280,000	301,350
Ukraine Railways 9.875% due 09/15/21 ~	245,000	259,663
Ukreximbank 9.750% due 01/22/25 ~	461,000	496,755

		1,543,521

United Arab Emirates - 0.1%

Emirates Airline 4.500% due 02/06/25 ~	199,998	205,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Venezuela - 3.7%

Petroleos de Venezuela SA 5.375% due 04/12/27 ~	$432,000	$130,680
8.500% due 11/02/17 ~	299,833	282,818
8.500% due 10/27/20 ~	14,754,000	12,282,705
9.000% due 11/17/21 ~	960,581	397,440
9.750% due 05/17/35 ~	1,153,498	399,399
12.750% due 02/17/22 ~	492,000	229,764

		13,722,806

Total Corporate Bonds & Notes (Cost $70,113,683)		73,407,891

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% Cash or 8.000% PIK due 10/07/20 Y ~ " ±	EUR 1,169,991	-

Total Convertible Corporate Bonds & Notes (Cost $943,941)		-

SENIOR LOAN NOTES - 1.1%

United Arab Emirates - 1.1%

Dubai Drydocks LLC
(LIBOR + 0.100%) 0.100% due 10/18/27 § Y	$2,380,503	529,662
(LIBOR + 4.000%) 5.216% due 10/18/17 §	1,290,363	1,224,232
Term B
(LIBOR + 4.000%) 4.000% due 10/18/17 §	EUR 184,397	188,517
Tranche B
(LIBOR + 0.100%) 0.100% due 10/18/27 § Y	$906,759	201,754
Dubai World Term B1 (LIBOR + 2.000%) 2.000% Cash or 1.750% PIK due 09/30/18 §	2,227,168	2,037,859

		4,182,024

Total Senior Loan Notes (Cost $4,286,938)		4,182,024

FOREIGN GOVERNMENT BONDS & NOTES - 70.6%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	650,000	699,910

Argentina - 2.3%

Argentina Bonar
(ARS Deposit + 2.000%) 23.450% due 04/03/22 §	ARS 15,952,700	912,186
(ARS Deposit + 2.500%) 23.913% due 03/11/19 §	6,145,000	358,534
Argentina POM Politica Monetaria (ARS Reference + 0.000%) 26.250% due 06/21/20 §	22,200,985	1,359,156
Argentine Bonos del Tesoro 21.200% due 09/19/18	4,890,000	279,518
22.750% due 03/05/18	20,120,220	1,160,617
Argentine Republic Government 2.500% due 12/31/38 §	$1,976,197	1,408,040
6.875% due 04/22/21	910,000	992,696

	Principal Amount	Value
7.500% due 04/22/26	$1,095,000	$1,231,875
8.280% due 12/31/33	795,857	920,348

		8,622,970

Bahrain - 0.1%

Bahrain Government 7.500% due 09/20/47 ~	410,000	401,973

Belarus - 1.5%

Republic of Belarus 6.875% due 02/28/23 ~	1,526,000	1,644,608
7.625% due 06/29/27 ~	1,050,000	1,174,357
8.950% due 01/26/18 ~	2,759,000	2,812,897

		5,631,862

Brazil - 10.0%

Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/24 ~	447,000	452,141
6.500% due 06/10/19 ~	458,000	487,541
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/22 ^	BRL 6,311,000	6,412,274
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/23	26,022,000	8,482,547
10.000% due 01/01/25	23,345,000	7,579,755
10.000% due 01/01/27	26,062,000	8,410,291
Brazilian Government 2.625% due 01/05/23	$600,000	576,750
4.250% due 01/07/25	854,000	863,607
4.875% due 01/22/21	385,000	412,543
5.000% due 01/27/45	647,000	603,780
5.625% due 01/07/41	251,000	253,510
5.625% due 02/21/47	474,000	479,925
6.000% due 04/07/26	487,000	541,788
7.125% due 01/20/37	464,000	553,320
8.250% due 01/20/34	249,000	326,813
8.875% due 04/15/24	280,000	358,400

		36,794,985

Colombia - 3.3%

Colombia Government 3.875% due 04/25/27	659,000	670,368
4.000% due 02/26/24	550,000	573,788
5.000% due 06/15/45	660,000	680,625
5.625% due 02/26/44	729,000	816,845
6.125% due 01/18/41	1,255,000	1,479,017
7.375% due 09/18/37	470,000	622,280
8.125% due 05/21/24	615,000	789,506
11.750% due 02/25/20	630,000	773,640
Colombian TES 7.000% due 09/11/19	COP 5,151,800,000	1,809,950
7.000% due 05/04/22	9,068,300,000	3,213,820
11.000% due 07/24/20	2,142,200,000	831,595

		12,261,434

Costa Rica - 0.1%

Costa Rica Government 4.250% due 01/26/23 ~	$371,000	370,073

Croatia - 1.1%

Croatia Government 6.000% due 01/26/24 ~	1,270,000	1,454,150
6.375% due 03/24/21 ~	894,000	993,109
6.625% due 07/14/20 ~	925,000	1,019,726
6.750% due 11/05/19 ~	530,000	574,876

		4,041,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Dominican Republic - 2.0%

Dominican Republic 5.500% due 01/27/25 ~	$1,280,000	$1,356,800
5.875% due 04/18/24 ~	949,000	1,032,038
6.600% due 01/28/24 ~	505,000	568,756
6.850% due 01/27/45 ~	1,190,000	1,334,287
6.875% due 01/29/26 ~	1,130,000	1,291,545
7.450% due 04/30/44 ~	580,000	693,825
7.500% due 05/06/21 ~	895,000	997,925

		7,275,176

Ecuador - 4.4%

Ecuador Government 7.950% due 06/20/24 ~	2,214,000	2,197,395
8.750% due 06/02/23 ~	1,993,000	2,065,246
9.625% due 06/02/27 ~	1,095,000	1,152,488
9.650% due 12/13/26 ~	1,062,000	1,125,720
10.500% due 03/24/20 ~	5,120,000	5,548,800
10.750% due 03/28/22 ~	3,636,000	4,072,320

		16,161,969

Egypt - 1.1%

Egypt Government 6.125% due 01/31/22 ~	440,000	456,184
6.875% due 04/30/40 ~	170,000	165,105
7.500% due 01/31/27 ~	2,010,000	2,191,979
8.500% due 01/31/47 ~	1,050,000	1,173,740

		3,987,008

El Salvador - 0.6%

El Salvador Government 5.875% due 01/30/25 ~	270,000	265,950
6.375% due 01/18/27 ~	175,000	173,906
7.375% due 12/01/19 ~	240,000	251,100
7.625% due 02/01/41 ~	785,000	806,588
7.650% due 06/15/35 ~	240,000	247,771
8.250% due 04/10/32 ~	225,000	246,512
8.625% due 02/28/29 ~	230,000	258,750

		2,250,577

Ethiopia - 0.5%

Ethiopia International 6.625% due 12/11/24 ~	1,709,000	1,760,176

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	1,447,300	1,418,031

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	610,000	685,244

Ghana - 0.1%

Ghana Government 9.250% due 09/15/22 ~	370,000	412,179

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	860,000	883,650

Hungary - 1.6%

Hungary Government 5.375% due 02/21/23	1,444,000	1,630,868
5.375% due 03/25/24	768,000	879,728

	Principal Amount	Value
5.500% due 06/24/25	HUF 168,330,000	$785,361
5.750% due 11/22/23	$1,296,000	1,504,097
7.625% due 03/29/41	684,000	1,062,081

		5,862,135

India - 2.6%

Export-Import Bank of India 3.375% due 08/05/26 ~	210,000	206,770
4.000% due 01/14/23 ~	550,000	576,978
India Government 7.590% due 01/11/26	INR 260,000,000	4,143,537
7.720% due 05/25/25	295,000,000	4,728,635

		9,655,920

Indonesia - 3.3%

Indonesia Government 4.125% due 01/15/25 ~	$310,000	326,111
4.750% due 07/18/47 ~	392,000	413,790
4.875% due 05/05/21 ~	266,000	287,187
5.125% due 01/15/45 ~	1,058,000	1,171,660
5.250% due 01/17/42 ~	413,000	461,607
5.250% due 01/08/47 ~	632,000	713,008
5.950% due 01/08/46 ~	854,000	1,049,118
6.625% due 02/17/37 ~	366,000	466,979
7.750% due 01/17/38 ~	529,000	753,841
8.500% due 10/12/35 ~	330,000	490,277
Indonesia Treasury 5.625% due 05/15/23	IDR 5,904,000,000	427,117
7.000% due 05/15/22	6,368,000,000	490,401
7.500% due 08/15/32	24,068,000,000	1,875,817
8.375% due 03/15/24	7,704,000,000	633,996
8.375% due 09/15/26	17,040,000,000	1,427,696
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$340,000	358,292
4.550% due 03/29/26 ~	610,000	650,413

		11,997,310

Ivory Coast - 0.8%

Ivory Coast Government 5.750% due 12/31/32 ~	3,153,620	3,102,254

Jamaica - 0.2%

Jamaica Government 6.750% due 04/28/28	250,000	289,063
7.875% due 07/28/45	430,000	531,050

		820,113

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	390,000	383,383

Kazakhstan - 0.8%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	800,000	807,749
Kazakhstan Government 4.875% due 10/14/44 ~	440,000	451,508
5.125% due 07/21/25 ~	760,000	843,494
6.500% due 07/21/45 ~	810,000	1,000,621

		3,103,372

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	210,000	215,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Kuwait - 0.1%

Kuwait Government 2.750% due 03/20/22 ~	$450,000	$455,699

Lebanon - 1.7%

Lebanon Government 5.150% due 11/12/18 ~	162,000	162,898
5.450% due 11/28/19 ~	473,000	476,098
6.000% due 01/27/23 ~	264,000	260,610
6.100% due 10/04/22 ~	2,104,000	2,108,439
6.200% due 02/26/25 ~	390,000	379,878
6.375% due 03/09/20	710,000	725,903
6.600% due 11/27/26 ~	439,000	431,946
6.750% due 11/29/27 ~	242,000	239,023
8.250% due 04/12/21 ~	1,389,000	1,501,124

		6,285,919

Malaysia - 1.3%

Malaysia Government 3.418% due 08/15/22	MYR 404,000	94,593
3.480% due 03/15/23	263,000	61,428
3.659% due 10/15/20	11,936,000	2,847,962
3.844% due 04/15/33	203,000	45,296
3.882% due 03/10/22	1,170,000	280,431
3.955% due 09/15/25	80,000	18,928
4.181% due 07/15/24	845,000	203,683
4.240% due 02/07/18	3,868,000	919,922
4.254% due 05/31/35	13,000	3,009
4.392% due 04/15/26	198,000	48,059
4.498% due 04/15/30	945,000	227,322

		4,750,633

Mexico - 5.4%

Mexican Bonos 5.750% due 03/05/26	MXN 68,170,000	3,494,340
6.500% due 06/10/21	89,360,000	4,881,627
7.500% due 06/03/27	11,270,000	646,456
7.750% due 05/29/31	9,250,000	538,867
7.750% due 11/23/34	12,180,000	710,493
8.000% due 12/07/23	19,710,000	1,152,856
10.000% due 12/05/24	22,060,000	1,435,596
Mexican Udibonos 4.000% due 06/13/19 ^	75,175,317	4,246,357
Mexico Government 4.350% due 01/15/47	$365,000	355,875
4.600% due 01/23/46	645,000	653,063
4.750% due 03/08/44	364,000	376,012
5.550% due 01/21/45	408,000	470,526
5.750% due 10/12/10	476,000	512,652
6.050% due 01/11/40	270,000	325,013

		19,799,733

Morocco - 0.6%

Morocco Government 4.250% due 12/11/22 ~	1,391,000	1,479,084
5.500% due 12/11/42 ~	657,000	736,058

		2,215,142

Namibia - 0.1%

Namibia Government 5.250% due 10/29/25 ~	350,000	356,675

	Principal Amount	Value
Oman - 0.4%

Oman Government 4.750% due 06/15/26 ~	$637,000	$631,057
6.500% due 03/08/47 ~	730,000	752,655

		1,383,712

Pakistan - 0.8%

Pakistan Government 7.250% due 04/15/19 ~	1,026,000	1,075,489
8.250% due 04/15/24 ~	1,014,000	1,155,149
8.250% due 09/30/25 ~	758,000	874,508

		3,105,146

Panama - 0.8%

Panama Government 4.000% due 09/22/24	360,000	385,200
4.300% due 04/29/53	470,000	482,220
4.500% due 05/15/47	330,000	348,975
6.700% due 01/26/36	524,000	695,610
7.125% due 01/29/26	185,000	239,853
8.875% due 09/30/27	310,000	451,515
9.375% due 04/01/29	293,000	443,162

		3,046,535

Paraguay - 0.1%

Paraguay Government 4.625% due 01/25/23 ~	490,000	518,322

Peru - 2.3%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 3,780,000	1,211,501
Peru Government 6.150% due 08/12/32 ~	689,000	223,333
Peruvian Government 5.625% due 11/18/50	$1,453,000	1,838,045
6.350% due 08/12/28 ~	PEN 1,902,000	631,571
6.900% due 08/12/37 ~	542,000	186,682
6.950% due 08/12/31 ~	1,823,000	631,423
7.350% due 07/21/25	$1,177,000	1,548,343
8.200% due 08/12/26 ~	PEN 1,765,000	669,073
8.750% due 11/21/33	$1,072,000	1,690,008

		8,629,979

Philippines - 1.1%

Philippine Government 4.950% due 01/15/21	PHP 14,000,000	284,378
6.250% due 01/14/36	8,000,000	177,167
6.375% due 10/23/34	$589,000	793,956
7.750% due 01/14/31	620,000	903,235
9.500% due 02/02/30	855,000	1,377,356
10.625% due 03/16/25	360,000	551,341

		4,087,433

Poland - 1.4%

Republic of Poland Government 2.500% due 07/25/26	PLN 6,445,000	1,662,471
3.000% due 03/17/23	$204,000	209,114
3.250% due 07/25/25	PLN 6,315,000	1,741,947
4.000% due 10/25/23	4,048,000	1,175,628
5.000% due 03/23/22	$445,000	492,390

		5,281,550

Romania - 1.1%

Romanian Government 4.375% due 08/22/23 ~	1,696,000	1,820,858
6.125% due 01/22/44 ~	140,000	178,338
6.750% due 02/07/22 ~	1,722,000	1,993,961

		3,993,157

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Russia - 2.5%

Russian Federal 5.250% due 06/23/47 ~	$1,400,000	$1,433,846
7.400% due 12/07/22	RUB 21,907,000	380,252
7.500% due 08/18/21	184,898,000	3,218,690
7.750% due 09/16/26	164,995,000	2,929,578
8.500% due 09/17/31	70,825,000	1,328,892

		9,291,258

Saudi Arabia - 0.1%

Saudi Government 3.625% due 03/04/28 # ~	$480,000	475,039

Senegal - 0.2%

Senegal Government 6.250% due 05/23/33 ~	410,000	422,829
8.750% due 05/13/21 ~	328,000	379,434

		802,263

Serbia - 0.3%

Serbia Government 4.875% due 02/25/20 ~	610,000	638,616
7.250% due 09/28/21 ~	250,000	289,025

		927,641

South Africa - 4.8%

Republic of South Africa Government 4.300% due 10/12/28	1,650,000	1,557,702
4.875% due 04/14/26	740,000	747,782
5.000% due 10/12/46	430,000	396,718
5.650% due 09/27/47	700,000	697,099
7.000% due 02/28/31	ZAR 45,894,190	2,829,824
7.750% due 02/28/23	21,771,000	1,598,724
8.000% due 01/31/30	18,858,000	1,283,138
8.250% due 03/31/32	14,456,000	978,475
8.500% due 01/31/37	13,309,000	886,742
8.750% due 01/31/44	18,272,538	1,220,042
8.750% due 02/28/48	34,568,380	2,312,287
10.500% due 12/21/26	36,805,000	3,053,412

		17,561,945

Sri Lanka - 0.2%

Sri Lanka Government 6.200% due 05/11/27 ~	$248,000	260,630
6.825% due 07/18/26 ~	246,000	270,764

		531,394

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	591,000	641,235

Thailand - 0.3%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 11,648,681	336,284
3.400% due 06/17/36	20,419,000	664,968

		1,001,252

Turkey - 2.6%

Turkey Government 3.000% due 02/23/22 ^	TRY 2,558,093	721,919
3.250% due 03/23/23	$350,000	333,598
4.875% due 04/16/43	355,000	316,093
5.625% due 03/30/21	152,000	161,904
5.750% due 03/22/24	460,000	489,809
5.750% due 05/11/47	400,000	394,108
6.000% due 03/25/27	350,000	376,415
6.000% due 01/14/41	365,000	375,539

	Principal Amount	Value
6.250% due 09/26/22	$320,000	$351,750
6.750% due 04/03/18	513,000	524,183
6.750% due 05/30/40	275,000	306,341
6.875% due 03/17/36	166,000	187,697
7.000% due 03/11/19	208,000	220,629
7.000% due 06/05/20	251,000	274,497
7.375% due 02/05/25	575,000	669,171
7.500% due 11/07/19	235,000	256,397
10.600% due 02/11/26	TRY 3,272,000	915,585
11.000% due 02/24/27	8,850,000	2,534,842

		9,410,477

Ukraine - 0.5%

Ukraine Government 7.375% due 09/25/32 ~	$410,000	400,139
7.750% due 09/01/22 ~	143,000	151,965
7.750% due 09/01/23 ~	423,000	444,784
7.750% due 09/01/24 ~	267,000	279,349
7.750% due 09/01/25 ~	427,000	442,906

		1,719,143

United Arab Emirates - 0.2%

Abu Dhabi Government 3.125% due 05/03/26 ~	240,000	245,070
Emirate of Dubai Government 5.250% due 01/30/43 ~	477,000	491,012

		736,082

Uruguay - 1.0%

Uruguay Government 4.125% due 11/20/45	443,086	431,344
4.375% due 12/15/28 ^	UYU 12,627,257	504,718
4.500% due 08/14/24	$826,120	906,667
5.100% due 06/18/50	365,000	385,805
7.625% due 03/21/36	483,000	679,823
7.875% due 01/15/33	657,000	926,370

		3,834,727

Venezuela - 2.0%

Venezuela Government 6.000% due 12/09/20 ~	465,000	181,350
7.650% due 04/21/25 ~	366,000	124,440
7.750% due 10/13/19 ~	703,000	318,107
8.250% due 10/13/24 ~	1,788,000	612,390
9.000% due 05/07/23 ~	723,000	256,665
9.250% due 09/15/27	768,000	307,200
9.250% due 05/07/28 ~	1,200,000	415,740
11.750% due 10/21/26 ~	4,886,600	1,905,774
11.950% due 08/05/31 ~	7,317,200	2,981,759
12.750% due 08/23/22 ~	824,000	384,561

		7,487,986

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	746,000	798,225
6.750% due 01/29/20 ~	895,000	979,300

		1,777,525

Zambia - 0.4%

Zambia Government 8.500% due 04/14/24 ~	470,000	502,900
8.970% due 07/30/27 ~	1,000,000	1,088,200

		1,591,100

Total Foreign Government Bonds & Notes (Cost $253,446,436)		260,497,540

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.2%

Foreign Government Issues - 0.7%

Egypt Treasury Bills (Egypt) 19.099% due 11/14/17	EGP 25,000,000	$1,388,861
19.450% due 11/21/17	4,425,000	244,984
19.651% due 10/10/17	3,350,000	189,311
21.901% due 03/13/18	3,725,000	196,347
22.130% due 04/10/18	575,000	29,952
22.150% due 04/10/18	4,775,000	248,728
19.651% due 12/12/17	2,950,000	161,753

		2,459,936

	Principal Amount	Value
Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $16,615,985; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $16,949,659)	$16,615,819	$16,615,819

Total Short-Term Investments (Cost $19,008,746)		19,075,755

TOTAL INVESTMENTS - 96.8% (Cost $347,799,744)		357,163,210

DERIVATIVES - 1.2% (See Notes (c) and (d) in Notes to Schedule of Investments)		4,352,973

OTHER ASSETS & LIABILITIES, NET - 2.0%		7,501,305

NET ASSETS - 100.0%		$369,017,488

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $731,416 or 0.2% of the Fund’s net assets were in default as of September 30, 2017.

(b)	As of September 30, 2017, $2,890,195 in cash was segregated with the broker(s)/custodian for open forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	18,856,231	USD	1,029,832	10/17	BNP	$42,643
BRL	544,993	USD	172,031	10/17	ABN	46
BRL	1,877,832	USD	592,750	10/17	BNP	159
BRL	20,353,368	USD	6,424,674	10/17	CIT	1,724
BRL	28,497,284	USD	8,995,355	10/17	DUB	2,414
BRL	28,441,765	USD	8,977,830	10/17	GSC	2,409
BRL	79,715,242	USD	25,063,745	10/17	MSC	105,647
BRL	20,353,368	USD	6,450,227	11/17	CIT	(51,708)
CLP	3,256,703,941	USD	4,984,471	10/17	CSF	100,861
CLP	1,252,924,750	USD	1,925,000	10/17	DUB	31,438
CLP	554,767,750	USD	891,165	10/17	SCB	(24,897)
CNY	59,714,995	USD	9,056,646	01/18	ANZ	(140,906)
COP	5,936,204,734	USD	1,955,529	10/17	CSF	58,482
CZK	20,260,000	USD	915,499	10/17	BNP	7,455
CZK	45,511,376	USD	2,095,850	10/17	BRC	(22,557)
CZK	27,067,640	USD	1,249,170	10/17	MER	(16,090)
CZK	45,511,376	USD	2,068,111	11/17	MER	8,470
CZK	29,481,434	USD	1,340,339	11/17	SCB	4,832
CZK	29,481,434	USD	1,340,311	12/17	DUB	6,843
CZK	65,283,285	USD	2,641,265	01/18	BNP	348,726
CZK	43,523,398	USD	1,763,437	01/18	CIT	229,945
CZK	31,432,023	USD	1,273,041	01/18	SCB	166,554
EUR	1,571,064	CZK	41,379,488	01/18	BRC	(28,312)
EUR	3,311,024	USD	3,973,202	01/18	BNP	(38,746)
HUF	303,519,482	USD	1,161,860	10/17	BNP	(9,657)
HUF	303,519,481	USD	1,152,248	10/17	BRC	(45)
HUF	1,213,302,301	USD	4,718,817	11/17	SCB	(106,873)
IDR	19,066,540,202	USD	1,429,388	10/17	MER	(17,170)
ILS	4,186,166	USD	1,157,007	10/17	MER	28,372
INR	98,103,979	USD	1,510,291	01/18	BNP	(29,588)
INR	28,433,370	USD	426,000	01/18	BRC	3,151
INR	99,545,775	USD	1,493,000	01/18	GSC	9,464
KRW	10,306,077,561	USD	8,969,528	10/17	BNP	32,691
MXN	33,951,043	USD	1,901,966	10/17	HSB	(46,105)
MXN	2,393,011	USD	132,298	10/17	SCB	(1,489)
MYR	3,512,428	USD	835,000	10/17	DUB	(3,553)
PEN	3,551,987	USD	1,088,758	10/17	BNP	(1,574)
PEN	898,700	USD	275,000	10/17	BNP	72
PEN	6,068,150	USD	1,871,153	10/17	CSF	(13,828)
PEN	1,496,663	USD	458,677	10/17	DUB	(582)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	44,728,167	USD	863,361	01/18	BNP	$7,989
PLN	1,948,911	USD	541,340	10/17	BNP	(7,265)
PLN	1,933,178	USD	536,900	10/17	CSF	(7,136)
PLN	5,422,212	USD	1,485,029	10/17	HSB	862
PLN	293,090	USD	81,332	10/17	MER	(1,014)
PLN	3,449,902	USD	948,362	11/17	BNP	(2,948)
PLN	3,449,902	USD	950,040	11/17	DUB	(4,627)
PLN	19,426,759	USD	5,334,970	12/17	SCB	(10,483)
PLN	18,664,925	USD	5,097,339	01/18	BRC	20,138
RON	13,557,772	USD	3,469,502	10/17	HSB	19,122
RUB	6,915,180	USD	120,290	10/17	HSB	(1,129)
RUB	485,308,459	USD	8,168,331	10/17	HSB	194,386
RUB	21,789,040	USD	364,000	10/17	MER	11,463
SGD	9,685,568	USD	7,004,620	10/17	MER	138,103
THB	122,716,745	USD	3,640,906	10/17	MSC	39,825
THB	92,896,500	USD	2,814,619	01/18	BRC	(25,148)
THB	94,761,700	USD	2,866,095	01/18	CIT	(20,617)
THB	34,924,900	USD	1,058,298	01/18	SCB	(9,583)
TRY	10,400,955	USD	2,908,626	10/17	CSF	(14,130)
TRY	38,300	USD	10,989	10/17	DUB	(330)
TRY	14,159,626	USD	4,106,446	10/17	MER	(165,945)
TRY	11,166,345	USD	3,097,546	11/17	BRC	(16,712)
TWD	163,483,154	USD	5,355,713	10/17	MER	30,881
USD	174,342	BRL	544,993	10/17	ABN	2,265
USD	600,080	BRL	1,877,832	10/17	BNP	7,171
USD	6,475,777	BRL	20,353,368	10/17	CIT	49,379
USD	8,005,000	BRL	28,497,284	10/17	DUB	(992,769)
USD	8,005,000	BRL	28,441,765	10/17	GSC	(975,239)
USD	25,162,640	BRL	79,715,242	10/17	MSC	(6,753)
USD	15,470,000	BRL	55,235,635	01/18	ABN	(1,758,563)
USD	367,000	COP	1,073,475,000	10/17	MER	2,796
USD	1,820,000	COP	5,326,102,600	10/17	SCB	12,982
USD	2,520,620	CZK	54,412,372	10/17	MER	41,838
USD	511,171	CZK	11,956,341	01/18	BRC	(36,433)
USD	5,253,370	EUR	4,882,088	01/18	BNP	(547,965)
USD	1,468,810	HUF	374,602,355	10/17	MER	46,766
USD	566,263	IDR	7,598,684,394	10/17	ANZ	3,444
USD	279,007	IDR	3,745,407,001	10/17	BNP	1,592
USD	644,526	IDR	8,675,958,614	10/17	SCB	1,916
USD	6,460,000	MXN	115,686,360	10/17	ABN	136,252
USD	216,480	MXN	3,886,297	10/17	MER	4,044
USD	168,049	MXN	2,992,106	10/17	SCB	4,492
USD	2,119,153	PEN	6,926,028	10/17	BNP	(750)
USD	556,040	PLN	1,971,704	10/17	DUB	15,719
USD	280,740	PLN	1,004,226	10/17	GSC	5,544
USD	557,660	RUB	34,173,389	10/17	BNP	(31,208)
USD	254,120	TRY	884,511	10/17	CIT	7,968
USD	2,645,220	TRY	9,220,923	10/17	GSC	79,117
USD	3,060,649	ZAR	39,854,705	10/17	DUB	130,237
ZAR	21,332,272	USD	1,599,397	10/17	BNP	(30,890)
ZAR	12,309,742	USD	927,560	10/17	CIT	(22,457)
ZAR	2,445,131	USD	182,254	10/17	GSC	(2,470)
ZAR	23,182,099	USD	1,775,345	10/17	HSB	(70,826)

Total Forward Foreign Currency Contracts						($3,108,381)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(d)	Swap agreements outstanding as of September 30, 2017 were as follows:

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Payment Frequency	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	Q	HSB	3.555%	03/18/18	MYR 19,778,000	$2,280	$-	$2,280

		Exchange
Brazil CETIP Interbank	Z	CME	9.055%	01/02/20	BRL 22,718,780	163,064	-	163,064
Brazil CETIP Interbank	Z	CME	10.375%	01/04/21	19,860,493	370,353	-	370,353
28-Day MXN TIIE	M	CME	6.720%	09/14/22	MXN 37,000,000	(6,574)	-	(6,574)
Brazil CETIP Interbank	Z	CME	10.550%	01/02/25	BRL 3,857,083	46,512	-	46,512

						573,355	-	573,355

Total Interest Rate Swaps – Pay Floating Rate						$575,635	$-	$575,635

Interest Rate Swaps – Receive Floating Rate
Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	Z/Z	CME	8.695%	01/02/20	BRL 9,806,885	($73,227)	$-	($73,227)
Brazil CETIP Interbank	Z/Z	CME	9.610%	01/02/20	13,154,048	(118,339)	-	(118,339)
Brazil CETIP Interbank	Z/Z	CME	8.880%	01/04/21	16,338,020	37,298	-	37,298
3-Month USD-LIBOR	S/Q	LCH	2.130%	11/16/26	$1,110,000	3,270	-	3,270
3-Month USD-LIBOR	S/Q	LCH	2.217%	11/28/26	3,270,000	(13,827)	-	(13,827)
3-Month USD-LIBOR	S/Q	LCH	2.374%	09/15/27	2,100,000	(19,251)	-	(19,251)

						($184,076)	$-	($184,076)

Total Interest Rate Swaps						$391,559	$-	$391,559

Total Return Swaps
Receive Total Return	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	S	SCB	06/15/21	IDR 2,295,000,000	$215,932	$290,388	($74,456)
Indonesia Treasury 8.375% due 03/15/24	S	SCB	03/15/24	4,364,000,000	360,332	379,954	(19,622)
Indonesia Treasury 11.000% due 09/15/25	S	SCB	09/15/25	8,000,000,000	763,953	966,375	(202,422)
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	16,179,000,000	1,282,700	1,170,641	112,059
Indonesia Treasury 7.000% due 05/15/27	S	SCB	05/15/27	18,000,000,000	1,427,072	1,618,076	(191,004)
Indonesia Treasury 9.000% due 03/15/29	S	SCB	03/15/29	3,534,000,000	309,736	311,876	(2,140)
Indonesia Treasury 10.500% due 08/15/30	S	SCB	08/15/30	2,589,000,000	254,312	308,969	(54,657)
Indonesia Treasury 6.625% due 05/15/33	S	SCB	05/15/33	13,600,000,000	996,745	1,147,409	(150,664)
Indonesia Treasury 8.375% due 03/15/34	S	SCB	03/15/34	6,627,000,000	544,641	546,734	(2,093)
Indonesia Treasury 8.250% due 05/15/36	S	SCB	05/15/36	10,824,000,000	914,372	805,182	109,190

					$7,069,795	$7,545,604	($475,809)

Total Swap Agreements					$7,461,354	$7,545,604	($84,250)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$73,407,891	$-	$73,407,891	$-
	Senior Loan Notes	4,182,024	-	4,182,024	-
	Foreign Government Bonds & Notes	260,497,540	-	260,497,540	-
	Short-Term Investments	19,075,755	-	19,075,755	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,208,689	-	2,208,689	-
	Interest Rate Contracts
	Swaps	7,692,572	-	7,692,572	-

	Total Assets - Derivatives	9,901,261	-	9,901,261	-

	Total Assets	367,064,471	-	367,064,471	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,317,070)	-	(5,317,070)	-
	Interest Rate Contracts
	Swaps	(231,218)	-	(231,218)	-

	Total Liabilities - Derivatives	(5,548,288)	-	(5,548,288)	-

	Total Liabilities	(5,548,288)	-	(5,548,288)	-

	Total	$361,516,183	$-	$361,516,183	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 2.2%

Alcoa Corp *	98,283	$4,581,954
CF Industries Holdings Inc	228,095	8,019,820
International Paper Co	168,904	9,597,125

		22,198,899

Communications - 7.6%

CBS Corp ‘B’	93,120	5,400,960
Charter Communications Inc ‘A’ *	13,867	5,039,545
Cisco Systems Inc	838,769	28,207,801
Comcast Corp ‘A’	172,413	6,634,452
eBay Inc *	427,285	16,433,381
Twenty-First Century Fox Inc ‘B’	375,891	9,694,229
Vodafone Group PLC (United Kingdom)	2,508,282	7,023,660

		78,434,028

Consumer, Cyclical - 6.6%

Advance Auto Parts Inc	82,477	8,181,719
Carnival Corp	261,916	16,911,916
CVS Health Corp	103,222	8,394,013
General Motors Co	573,540	23,159,545
Wal-Mart Stores Inc	138,552	10,826,453

		67,473,646

Consumer, Non-Cyclical - 16.2%

AbbVie Inc	133,563	11,868,408
Anthem Inc	71,371	13,551,925
Biogen Inc *	32,797	10,269,397
Cardinal Health Inc	122,715	8,212,088
Danone SA (France)	154,830	12,160,943
Gilead Sciences Inc	101,879	8,254,237
McKesson Corp	46,708	7,174,816
Medtronic PLC	91,638	7,126,687
Merck & Co Inc	185,143	11,854,706
Mylan NV *	261,688	8,209,152
Novartis AG (Switzerland)	144,885	12,427,502
PayPal Holdings Inc *	128,471	8,225,998
Pfizer Inc	556,844	19,879,331
Reckitt Benckiser Group PLC (United Kingdom)	33,813	3,089,427
Sanofi ADR (France)	340,719	16,964,399
Unilever NV ‘NY’ (United Kingdom)	119,681	7,065,966

		166,334,982

Energy - 15.2%

BP PLC ADR (United Kingdom)	468,985	18,023,093
Canadian Natural Resources Ltd (TSE) (Canada)	320,695	10,740,809
Chevron Corp	157,854	18,547,845
Devon Energy Corp	388,741	14,270,682
Halliburton Co	205,334	9,451,524
Hess Corp	250,640	11,752,510
Marathon Oil Corp	948,400	12,860,304
Occidental Petroleum Corp	129,903	8,341,072
QEP Resources Inc *	487,287	4,176,050
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	356,901	21,621,062
Suncor Energy Inc (NYSE) (Canada)	746,140	26,137,284

		155,922,235

Financial - 34.7%

Aflac Inc	68,447	5,570,901
Ally Financial Inc	663,767	16,102,987
American International Group Inc	235,425	14,452,741
Bank of America Corp	1,849,314	46,861,617
Brighthouse Financial Inc *	32,541	1,978,493
Citigroup Inc	863,891	62,839,431
Citizens Financial Group Inc	317,217	12,013,008
Fifth Third Bancorp	674,289	18,866,606

	Shares	Value
JPMorgan Chase & Co	374,873	$35,804,120
KeyCorp	225,132	4,236,984
MetLife Inc	357,956	18,595,814
Morgan Stanley	447,948	21,577,655
State Street Corp	143,498	13,709,799
The Allstate Corp	123,905	11,388,109
The Bank of New York Mellon Corp	289,443	15,346,268
The Goldman Sachs Group Inc	47,616	11,294,039
The PNC Financial Services Group Inc	160,724	21,660,774
US Bancorp	74,919	4,014,909
Wells Fargo & Co	343,923	18,967,354

		355,281,609

Industrial - 9.0%

Arconic Inc	317,610	7,902,137
Caterpillar Inc	120,460	15,022,566
Eaton Corp PLC	216,261	16,606,682
Emerson Electric Co	114,393	7,188,456
General Electric Co	382,437	9,247,327
Ingersoll-Rand PLC	69,151	6,166,195
Johnson Controls International PLC	377,666	15,216,163
Textron Inc	275,193	14,827,399

		92,176,925

Technology - 5.7%

Cognizant Technology Solutions Corp ‘A’	98,804	7,167,242
Intel Corp	383,845	14,616,817
Microsoft Corp	220,683	16,438,677
NetApp Inc	185,466	8,115,992
QUALCOMM Inc	244,771	12,688,929

		59,027,657

Utilities - 0.6%

FirstEnergy Corp	203,098	6,261,512

Total Common Stocks (Cost $772,032,154)		1,003,111,493

CLOSED-END MUTUAL FUND - 0.5%

Altaba Inc *	72,663	4,813,197

Total Closed-End Mutual Fund (Cost $2,164,357)		4,813,197

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $15,979,249; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $16,303,515)	$15,979,089	15,979,089

Total Short-Term Investment (Cost $15,979,089)		15,979,089

TOTAL INVESTMENTS - 99.9% (Cost $790,175,600)		1,023,903,779

DERIVATIVES - 0.0%
(See Note (a) in Notes to Schedule of Investments)		297,914

OTHER ASSETS & LIABILITIES, NET - 0.1%		786,359

NET ASSETS - 100.0%		$1,024,988,052

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	55,383	USD	45,721	10/17	GSC	($1,333)
CHF	56,091	USD	58,904	10/17	BRC	(968)
EUR	50,226	USD	60,170	10/17	BRC	(798)
GBP	25,629	USD	33,793	10/17	BRC	553
USD	7,748,151	CAD	9,557,303	10/17	BRC	88,276
USD	7,101,028	CAD	8,772,397	10/17	CIB	70,230
USD	7,105,046	CAD	8,772,245	10/17	GSC	74,370
USD	7,106,053	CAD	8,772,245	10/17	RBC	75,377
USD	2,593,003	CHF	2,478,374	10/17	BRC	33,115
USD	2,593,065	CHF	2,478,374	10/17	CIB	33,177
USD	2,592,750	CHF	2,478,397	10/17	GSC	32,838
USD	2,593,608	CHF	2,478,374	10/17	RBC	33,720
USD	11,944,827	EUR	10,013,083	10/17	BRC	108,430
USD	11,944,207	EUR	10,013,083	10/17	CIB	107,809
USD	11,943,227	EUR	10,012,598	10/17	GSC	107,403
USD	11,945,208	EUR	10,013,083	10/17	RBC	108,810
USD	5,035,360	GBP	3,865,744	10/17	BRC	(145,265)
USD	1,293,421	GBP	961,608	10/17	BRC	4,734
USD	5,035,982	GBP	3,865,744	10/17	CIB	(144,643)
USD	470,099	GBP	349,599	10/17	CIB	1,589
USD	5,035,303	GBP	3,865,757	10/17	GSC	(145,339)
USD	673,196	GBP	501,981	10/17	GSC	474
USD	5,035,209	GBP	3,865,744	10/17	RBC	(145,416)
USD	198,390	GBP	147,462	10/17	RBC	771

Total Forward Foreign Currency Contracts						$297,914

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$22,198,899	$22,198,899	$-	$-
	Communications	78,434,028	71,410,368	7,023,660	-
	Consumer, Cyclical	67,473,646	67,473,646	-	-
	Consumer, Non-Cyclical	166,334,982	138,657,110	27,677,872	-
	Energy	155,922,235	155,922,235	-	-
	Financial	355,281,609	355,281,609	-	-
	Industrial	92,176,925	92,176,925	-	-
	Technology	59,027,657	59,027,657	-	-
	Utilities	6,261,512	6,261,512	-	-

	Total Common Stocks	1,003,111,493	968,409,961	34,701,532	-

	Closed-End Mutual Fund	4,813,197	4,813,197	-	-
	Short-Term Investment	15,979,089	-	15,979,089	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	881,676	-	881,676	-

	Total Assets	1,024,785,455	973,223,158	51,562,297	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(583,762)	-	(583,762)	-

	Total Liabilities	(583,762)	-	(583,762)	-

	Total	$1,024,201,693	$973,223,158	$50,978,535	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19 *	11,435	$-

Total Warrants (Cost $0)		-

COMMON STOCKS - 98.7%

Basic Materials - 0.8%

Minerals Technologies Inc	26,617	1,880,491

Communications - 12.1%

Acacia Communications Inc *	11,036	519,796
Chegg Inc *	215,783	3,202,220
Etsy Inc *	69,783	1,177,937
GrubHub Inc *	75,894	3,996,578
Okta Inc *	20,729	584,765
Proofpoint Inc *	36,577	3,190,246
RingCentral Inc ‘A’ *	59,649	2,490,346
Shopify Inc ‘A’ * (Canada)	15,578	1,814,681
Stamps.com Inc *	24,526	4,970,194
The Trade Desk Inc ‘A’ *	73,824	4,540,914
TrueCar Inc *	78,623	1,241,457
Wix.com Ltd * (Israel)	26,595	1,910,851

		29,639,985

Consumer, Cyclical - 12.9%

Allison Transmission Holdings Inc	70,347	2,640,123
Beacon Roofing Supply Inc *	63,062	3,231,927
Burlington Stores Inc *	13,841	1,321,262
Canada Goose Holdings Inc * (Canada)	145,425	2,988,484
Dave & Buster’s Entertainment Inc *	70,156	3,681,787
Extended Stay America Inc	136,206	2,724,120
Floor & Decor Holdings Inc ‘A’ *	54,431	2,118,999
iRobot Corp *	25,397	1,957,093
Marriott Vacations Worldwide Corp	20,941	2,607,783
Ollie’s Bargain Outlet Holdings Inc *	29,713	1,378,683
Planet Fitness Inc ‘A’	213,820	5,768,863
Roku Inc *	39,330	1,043,818

		31,462,942

Consumer, Non-Cyclical - 31.5%

ABIOMED Inc *	4,934	831,872
Agios Pharmaceuticals Inc *	45,419	3,031,718
Alarm.com Holdings Inc *	53,186	2,402,943
Avexis Inc *	27,735	2,682,807
Bluebird Bio Inc *	14,024	1,926,196
Blueprint Medicines Corp *	72,740	5,067,796
Clovis Oncology Inc *	27,120	2,234,688
Exact Sciences Corp *	96,100	4,528,232
FibroGen Inc *	35,161	1,891,662
Foundation Medicine Inc *	45,744	1,838,909
Glaukos Corp *	28,171	929,643
Grand Canyon Education Inc *	20,390	1,851,820
HealthEquity Inc *	41,471	2,097,603
Insmed Inc *	50,977	1,590,992
Insulet Corp *	88,673	4,884,109
Live Nation Entertainment Inc *	123,473	5,377,249
Loxo Oncology Inc *	43,079	3,968,438
Nevro Corp *	31,009	2,818,098
Penumbra Inc *	47,234	4,265,230
Quanta Services Inc *	83,765	3,130,298
Repligen Corp *	64,012	2,452,940
Sage Therapeutics Inc *	20,613	1,284,190

	Shares	Value
Sarepta Therapeutics Inc *	54,776	$2,484,639
SodaStream International Ltd * (Israel)	55,050	3,658,073
Spark Therapeutics Inc *	47,966	4,276,649
TESARO Inc *	13,689	1,767,250
The Brink’s Co	15,725	1,324,831
Tivity Health Inc *	61,824	2,522,419

		77,121,294

Financial - 11.5%

Air Lease Corp	69,866	2,977,689
Cadence BanCorp *	20,523	470,387
CenterState Bank Corp	69,418	1,860,402
Evercore Inc ‘A’	40,186	3,224,926
Hamilton Lane Inc ‘A’	7,057	189,480
Moelis & Co ‘A’	57,753	2,486,267
Pinnacle Financial Partners Inc	34,150	2,286,343
Redfin Corp *	44,169	1,108,200
Sterling Bancorp	62,630	1,543,830
Texas Capital Bancshares Inc *	19,589	1,680,736
WageWorks Inc *	30,506	1,851,714
Webster Financial Corp	39,078	2,053,549
Western Alliance Bancorp *	62,389	3,311,608
Wintrust Financial Corp	27,396	2,145,381
WSFS Financial Corp	20,805	1,014,244

		28,204,756

Industrial - 15.7%

Aerojet Rocketdyne Holdings Inc *	34,443	1,205,849
Apogee Enterprises Inc	25,167	1,214,559
Atlas Air Worldwide Holdings Inc *	50,317	3,310,859
Builders FirstSource Inc *	212,499	3,822,857
BWX Technologies Inc	35,032	1,962,493
Cognex Corp	16,196	1,786,095
Coherent Inc *	5,739	1,349,641
Curtiss-Wright Corp	22,773	2,380,689
Eagle Materials Inc	28,295	3,019,077
GasLog Ltd (Monaco)	203,713	3,554,792
MasTec Inc *	75,363	3,496,843
Proto Labs Inc *	26,911	2,160,953
RBC Bearings Inc *	9,802	1,226,720
Trex Co Inc *	10,127	912,139
Universal Display Corp	26,639	3,432,435
XPO Logistics Inc *	53,832	3,648,733

		38,484,734

Technology - 14.2%

2U Inc *	93,828	5,258,121
Blackline Inc *	41,084	1,401,786
Cavium Inc *	28,106	1,853,310
CEVA Inc *	59,435	2,543,818
Cirrus Logic Inc *	27,029	1,441,186
Five9 Inc *	149,443	3,571,688
HubSpot Inc *	46,554	3,912,864
Inphi Corp *	32,018	1,270,794
IPG Photonics Corp *	6,574	1,216,584
Lumentum Holdings Inc *	50,061	2,720,815
Materialise NV ADR * (Belgium)	48,628	708,024
Monolithic Power Systems Inc	37,052	3,947,891
Paycom Software Inc *	48,206	3,613,522
Twilio Inc ‘A’ *	39,123	1,167,821

		34,628,224

Total Common Stocks (Cost $199,631,030)		241,422,426

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $7,642,072; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $7,795,086)	$7,641,996	$7,641,996

Total Short-Term Investment (Cost $7,641,996)		7,641,996

TOTAL INVESTMENTS - 101.8% (Cost $207,273,026)		249,064,422

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(4,306,219)

NET ASSETS - 100.0%		$244,758,203

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$241,422,426	$241,422,426	$-	$-
	Short-Term Investment	7,641,996	-	7,641,996	-

	Total	$249,064,422	$241,422,426	$7,641,996	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.7%

Basic Materials - 2.5%

Air Products & Chemicals Inc	52,900	$7,999,538
PPG Industries Inc	16,700	1,814,622
Praxair Inc	23,400	3,269,916
RPM International Inc	130,100	6,679,334
The Sherwin-Williams Co	1,700	608,668

		20,372,078

Communications - 4.9%

Cisco Systems Inc	126,100	4,240,743
Comcast Corp ‘A’	443,700	17,073,576
Omnicom Group Inc	92,600	6,858,882
The Walt Disney Co	44,100	4,346,937
Time Warner Inc	38,700	3,964,815
Twenty-First Century Fox Inc ‘A’	157,100	4,144,298

		40,629,251

Consumer, Cyclical - 8.5%

Carnival Corp	32,900	2,124,353
Costco Wholesale Corp	16,700	2,743,643
CVS Health Corp	20,894	1,699,100
Dollar General Corp	105,600	8,558,880
Hilton Worldwide Holdings Inc	59,700	4,146,165
L Brands Inc	72,900	3,033,369
Marriott International Inc ‘A’	59,000	6,505,340
McDonald’s Corp	11,300	1,770,484
MGM Resorts International	117,100	3,816,289
NIKE Inc ‘B’	23,300	1,208,105
PACCAR Inc	33,200	2,401,688
Ross Stores Inc	86,200	5,565,934
The Home Depot Inc	57,200	9,355,632
Tractor Supply Co	34,400	2,177,176
Walgreens Boots Alliance Inc	115,500	8,918,910
Yum! Brands Inc	86,500	6,367,265

		70,392,333

Consumer, Non-Cyclical - 25.1%

Automatic Data Processing Inc	47,300	5,170,836
Becton Dickinson & Co	82,239	16,114,732
Cigna Corp	26,500	4,953,910
Colgate-Palmolive Co	53,400	3,890,190
Danaher Corp	176,000	15,097,280
DENTSPLY SIRONA Inc	75,500	4,515,655
Diageo PLC (United Kingdom)	133,664	4,395,608
Dr Pepper Snapple Group Inc	68,000	6,015,960
Ecolab Inc	14,600	1,877,706
Equifax Inc	44,323	4,697,795
General Mills Inc	39,100	2,023,816
Johnson & Johnson	57,000	7,410,570
McCormick & Co Inc	27,100	2,781,544
McKesson Corp	9,900	1,520,739
Medtronic PLC	109,993	8,554,155
Merck & Co Inc	126,900	8,125,407
Mondelez International Inc ‘A’	188,216	7,652,862
Nestle SA (Switzerland)	66,345	5,569,082
PepsiCo Inc	115,800	12,903,594
Pfizer Inc	408,700	14,590,590
Philip Morris International Inc	90,590	10,056,396
S&P Global Inc	20,600	3,219,986
Stryker Corp	63,800	9,060,876
The Coca-Cola Co	95,800	4,311,958
Thermo Fisher Scientific Inc	81,000	15,325,200
UnitedHealth Group Inc	103,900	20,348,815
Zoetis Inc	128,500	8,193,160

		208,378,422

	Shares	Value
Energy - 3.9%

Canadian Natural Resources Ltd (NYSE) (Canada)	135,600	$4,541,244
Enbridge Inc (NYSE) (Canada)	114,167	4,776,747
Exxon Mobil Corp	108,500	8,894,830
Occidental Petroleum Corp	142,100	9,124,241
TransCanada Corp (NYSE) (Canada)	102,200	5,051,746

		32,388,808

Financial - 22.1%

American Express Co	45,300	4,097,838
American International Group Inc	73,300	4,499,887
American Tower Corp REIT	65,200	8,911,536
Aon PLC	57,300	8,371,530
Chubb Ltd	62,875	8,962,831
Crown Castle International Corp REIT	89,600	8,958,208
Equity Residential REIT	35,200	2,320,736
First Republic Bank	39,700	4,147,062
JPMorgan Chase & Co	242,200	23,132,522
Marsh & McLennan Cos Inc	147,600	12,370,356
Morgan Stanley	129,700	6,247,649
State Street Corp	106,100	10,136,794
TD Ameritrade Holding Corp	126,902	6,192,818
The Bank of New York Mellon Corp	252,900	13,408,758
The Progressive Corp	120,300	5,824,926
US Bancorp	222,300	11,913,057
Visa Inc ‘A’	180,400	18,985,296
Wells Fargo & Co	281,900	15,546,785
Willis Towers Watson PLC	32,600	5,027,898
XL Group Ltd (Bermuda)	107,599	4,244,780

		183,301,267

Industrial - 14.2%

Agilent Technologies Inc	132,200	8,487,240
Ball Corp	279,300	11,535,090
CH Robinson Worldwide Inc	44,400	3,378,840
Flowserve Corp	36,800	1,567,312
Fortive Corp	86,200	6,102,098
General Electric Co	125,200	3,027,336
Honeywell International Inc	74,300	10,531,282
Illinois Tool Works Inc	64,300	9,513,828
Johnson Controls International PLC	264,858	10,671,129
Rockwell Collins Inc	60,400	7,894,884
Roper Technologies Inc	49,900	12,145,660
Stanley Black & Decker Inc	35,700	5,389,629
TE Connectivity Ltd	67,900	5,639,774
Union Pacific Corp	52,900	6,134,813
United Parcel Service Inc ‘B’	40,500	4,863,645
United Technologies Corp	39,700	4,608,376
Waste Connections Inc (Canada)	88,170	6,168,373

		117,659,309

Technology - 8.9%

Accenture PLC ‘A’	75,700	10,224,799
Apple Inc	95,900	14,780,108
Fidelity National Information Services Inc	84,093	7,853,445
Microchip Technology Inc	50,700	4,551,846
Microsoft Corp	309,900	23,084,451
Texas Instruments Inc	105,700	9,474,948
Xilinx Inc	60,100	4,256,883

		74,226,480

Utilities - 4.6%

Atmos Energy Corp	85,215	7,144,426
DTE Energy Co	48,500	5,206,960
Edison International	134,100	10,348,497
NextEra Energy Inc	63,800	9,349,890
The Southern Co	126,100	6,196,554

		38,246,327

Total Common Stocks (Cost $591,973,046)		785,594,275

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.1%

Repurchase Agreement - 5.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $42,284,493; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $43,131,429)	$42,284,071	$42,284,071

Total Short-Term Investment (Cost $42,284,071)		42,284,071

TOTAL INVESTMENTS - 99.8% (Cost $634,257,117)		827,878,346

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,734,053

NET ASSETS - 100.0%		$829,612,399

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,372,078	$20,372,078	$-	$-
	Communications	40,629,251	40,629,251	-	-
	Consumer, Cyclical	70,392,333	70,392,333	-	-
	Consumer, Non-Cyclical	208,378,422	198,413,732	9,964,690	-
	Energy	32,388,808	32,388,808	-	-
	Financial	183,301,267	183,301,267	-	-
	Industrial	117,659,309	117,659,309	-	-
	Technology	74,226,480	74,226,480	-	-
	Utilities	38,246,327	38,246,327	-	-

	Total Common Stocks	785,594,275	775,629,585	9,964,690	-

	Short-Term Investment	42,284,071	-	42,284,071	-

	Total	$827,878,346	$775,629,585	$52,248,761	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Basic Materials - 2.4%

Air Products & Chemicals Inc	29,246	$4,422,580
Albemarle Corp	14,767	2,012,890
CF Industries Holdings Inc	31,038	1,091,296
DowDuPont Inc	313,084	21,674,805
Eastman Chemical Co	19,707	1,783,286
FMC Corp	18,089	1,615,529
Freeport-McMoRan Inc *	181,047	2,541,900
International Flavors & Fragrances Inc	10,837	1,548,716
International Paper Co	55,987	3,181,181
LyondellBasell Industries NV ‘A’	43,551	4,313,726
Monsanto Co	58,950	7,063,389
Newmont Mining Corp	71,551	2,683,878
Nucor Corp	43,233	2,422,777
PPG Industries Inc	34,416	3,739,643
Praxair Inc	38,385	5,363,920
The Mosaic Co	47,564	1,026,907
The Sherwin-Williams Co	10,979	3,930,921

		70,417,344

Communications - 13.1%

Alphabet Inc ‘A’ *	39,993	38,941,984
Alphabet Inc ‘C’ *	40,505	38,848,751
Amazon.com Inc *	53,501	51,433,186
AT&T Inc	823,892	32,271,850
CBS Corp ‘B’	48,850	2,833,300
CenturyLink Inc	72,542	1,371,044
Charter Communications Inc ‘A’ *	26,991	9,809,069
Cisco Systems Inc	670,929	22,563,342
Comcast Corp ‘A’	631,193	24,288,307
Discovery Communications Inc ‘A’ *	19,317	411,259
Discovery Communications Inc ‘C’ *	27,270	552,490
DISH Network Corp ‘A’ *	30,807	1,670,664
eBay Inc *	133,566	5,136,948
Expedia Inc	16,443	2,366,805
F5 Networks Inc *	8,295	1,000,045
Facebook Inc ‘A’ *	318,061	54,347,083
Juniper Networks Inc	52,048	1,448,496
Level 3 Communications Inc *	39,224	2,090,247
Motorola Solutions Inc	21,826	1,852,373
Netflix Inc *	57,934	10,506,331
News Corp ‘A’	52,523	696,455
News Corp ‘B’	13,864	189,244
Omnicom Group Inc	30,964	2,293,503
Scripps Networks Interactive Inc ‘A’	12,929	1,110,472
Symantec Corp	82,785	2,716,176
The Interpublic Group of Cos Inc	54,204	1,126,901
The Priceline Group Inc *	6,583	12,052,288
The Walt Disney Co	207,111	20,414,931
Time Warner Inc	104,369	10,692,604
TripAdvisor Inc *	14,650	593,764
Twenty-First Century Fox Inc ‘A’	141,837	3,741,660
Twenty-First Century Fox Inc ‘B’	58,932	1,519,856
VeriSign Inc *	11,294	1,201,569
Verizon Communications Inc	547,387	27,090,183
Viacom Inc ‘B’	46,692	1,299,905

		390,483,085

Consumer, Cyclical - 8.4%

Advance Auto Parts Inc	10,084	1,000,333
Alaska Air Group Inc	16,734	1,276,302
American Airlines Group Inc	58,161	2,762,066
AutoZone Inc *	3,721	2,214,404
Best Buy Co Inc	35,358	2,013,992
BorgWarner Inc	26,758	1,370,812
CarMax Inc *	24,968	1,892,824
Carnival Corp	54,724	3,533,529

	Shares	Value
Chipotle Mexican Grill Inc *	3,367	$1,036,464
Coach Inc	37,471	1,509,332
Costco Wholesale Corp	58,852	9,668,795
CVS Health Corp	136,407	11,092,617
Darden Restaurants Inc	16,801	1,323,583
Delphi Automotive PLC	35,806	3,523,310
Delta Air Lines Inc	89,381	4,309,952
Dollar General Corp	34,528	2,798,494
Dollar Tree Inc *	32,112	2,787,964
DR Horton Inc	45,132	1,802,121
Fastenal Co	39,218	1,787,556
Foot Locker Inc	18,369	646,956
Ford Motor Co	524,813	6,282,012
General Motors Co	175,981	7,106,113
Genuine Parts Co	20,032	1,916,061
Hanesbrands Inc	49,761	1,226,111
Harley-Davidson Inc	23,611	1,138,286
Hasbro Inc	15,211	1,485,658
Hilton Worldwide Holdings Inc	28,022	1,946,128
Kohl’s Corp	23,113	1,055,108
L Brands Inc	32,705	1,360,855
Leggett & Platt Inc	17,493	834,941
Lennar Corp ‘A’	27,762	1,465,834
LKQ Corp *	41,124	1,480,053
Lowe’s Cos Inc	113,282	9,055,763
Macy’s Inc	42,015	916,767
Marriott International Inc ‘A’	41,977	4,628,384
Mattel Inc	47,600	736,848
McDonald’s Corp	108,689	17,029,393
MGM Resorts International	66,060	2,152,895
Michael Kors Holdings Ltd *	19,667	941,066
Mohawk Industries Inc *	8,479	2,098,637
Newell Brands Inc	65,468	2,793,520
NIKE Inc ‘B’	176,311	9,141,725
Nordstrom Inc	14,680	692,162
O’Reilly Automotive Inc *	11,810	2,543,520
PACCAR Inc	47,458	3,433,112
PulteGroup Inc	36,352	993,500
PVH Corp	10,590	1,334,975
Ralph Lauren Corp	7,399	653,258
Ross Stores Inc	52,222	3,371,975
Royal Caribbean Cruises Ltd	22,738	2,695,363
Signet Jewelers Ltd (NYSE)	8,113	539,920
Southwest Airlines Co	73,893	4,136,530
Starbucks Corp	193,749	10,406,259
Target Corp	73,289	4,324,784
The Gap Inc	29,316	865,701
The Goodyear Tire & Rubber Co	34,606	1,150,650
The Home Depot Inc	158,179	25,871,757
The TJX Cos Inc	85,378	6,294,920
Tiffany & Co	13,700	1,257,386
Tractor Supply Co	17,127	1,083,968
Ulta Beauty Inc *	7,958	1,798,985
Under Armour Inc ‘A’ *	25,849	425,992
Under Armour Inc ‘C’ *	23,137	347,518
United Continental Holdings Inc *	34,699	2,112,475
VF Corp	43,997	2,796,889
Wal-Mart Stores Inc	196,409	15,347,399
Walgreens Boots Alliance Inc	123,487	9,535,666
Whirlpool Corp	9,793	1,806,221
WW Grainger Inc	6,987	1,255,913
Wyndham Worldwide Corp	13,792	1,453,815
Wynn Resorts Ltd	11,072	1,648,842
Yum! Brands Inc	45,082	3,318,486

		248,641,505

Consumer, Non-Cyclical - 21.9%

Abbott Laboratories	233,138	12,440,244
AbbVie Inc	213,903	19,007,421
Aetna Inc	44,509	7,077,376

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Alexion Pharmaceuticals Inc *	29,948	$4,201,405
Align Technology Inc *	9,680	1,803,094
Allergan PLC	44,859	9,193,852
Altria Group Inc	257,442	16,326,972
AmerisourceBergen Corp	21,757	1,800,392
Amgen Inc	97,911	18,255,506
Anthem Inc	35,235	6,690,422
Archer-Daniels-Midland Co	75,485	3,208,867
Automatic Data Processing Inc	59,628	6,518,533
Avery Dennison Corp	11,653	1,145,956
Baxter International Inc	66,221	4,155,368
Becton Dickinson & Co	30,536	5,983,529
Biogen Inc *	28,371	8,883,527
Boston Scientific Corp *	184,118	5,370,722
Bristol-Myers Squibb Co	220,052	14,026,114
Brown-Forman Corp ‘B’	24,213	1,314,766
Campbell Soup Co	26,374	1,234,831
Cardinal Health Inc	42,882	2,869,663
Celgene Corp *	104,979	15,308,038
Centene Corp *	23,097	2,235,097
Church & Dwight Co Inc	33,926	1,643,715
Cigna Corp	33,785	6,315,768
Cintas Corp	11,323	1,633,682
Colgate-Palmolive Co	118,195	8,610,506
Conagra Brands Inc	54,959	1,854,317
Constellation Brands Inc ‘A’	23,328	4,652,770
Coty Inc ‘A’	65,171	1,077,277
CR Bard Inc	9,751	3,125,195
Danaher Corp	82,031	7,036,619
DaVita Inc *	21,251	1,262,097
DENTSPLY SIRONA Inc	31,404	1,878,273
Dr Pepper Snapple Group Inc	24,313	2,150,971
Ecolab Inc	34,947	4,494,534
Edwards Lifesciences Corp *	28,577	3,123,752
Eli Lilly & Co	130,007	11,120,799
Envision Healthcare Corp *	15,575	700,096
Equifax Inc	16,257	1,723,079
Express Scripts Holding Co *	77,498	4,907,173
Gartner Inc *	12,268	1,526,262
General Mills Inc	77,438	4,008,191
Gilead Sciences Inc	175,235	14,197,540
Global Payments Inc	20,258	1,925,118
H&R Block Inc	28,234	747,636
HCA Healthcare Inc *	39,037	3,106,955
Henry Schein Inc *	21,298	1,746,223
Hologic Inc *	37,936	1,391,872
Hormel Foods Corp	36,661	1,178,285
Humana Inc	19,392	4,724,473
IDEXX Laboratories Inc *	11,895	1,849,554
IHS Markit Ltd *	43,241	1,906,063
Illumina Inc *	19,591	3,902,527
Incyte Corp *	23,062	2,692,258
Intuitive Surgical Inc *	5,015	5,245,088
Johnson & Johnson	360,151	46,823,231
Kellogg Co	33,344	2,079,665
Kimberly-Clark Corp	47,408	5,578,973
Laboratory Corp of America Holdings *	13,621	2,056,362
McCormick & Co Inc	15,605	1,601,697
McKesson Corp	28,214	4,333,952
Medtronic PLC	181,765	14,135,864
Merck & Co Inc	367,016	23,500,034
Molson Coors Brewing Co ‘B’	24,966	2,038,224
Mondelez International Inc ‘A’	202,302	8,225,599
Monster Beverage Corp *	55,177	3,048,529
Moody’s Corp	22,648	3,152,828
Mylan NV *	71,960	2,257,385
Nielsen Holdings PLC	45,705	1,894,472
Patterson Cos Inc	10,742	415,178
PayPal Holdings Inc *	151,662	9,710,918
PepsiCo Inc	191,682	21,359,125

	Shares	Value
Perrigo Co PLC	17,797	$1,506,516
Pfizer Inc	800,791	28,588,239
Philip Morris International Inc	208,407	23,135,261
Quanta Services Inc *	20,142	752,707
Quest Diagnostics Inc	18,304	1,713,987
Quintiles IMS Holdings Inc *	18,742	1,781,802
Regeneron Pharmaceuticals Inc *	10,300	4,605,336
ResMed Inc	19,390	1,492,254
Robert Half International Inc	16,868	849,135
S&P Global Inc	35,260	5,511,491
Stryker Corp	42,225	5,996,794
Sysco Corp	65,167	3,515,760
The Clorox Co	17,460	2,303,149
The Coca-Cola Co	515,103	23,184,786
The Cooper Cos Inc	6,527	1,547,617
The Estee Lauder Cos Inc ‘A’	30,040	3,239,514
The Hershey Co	18,923	2,065,824
The JM Smucker Co	15,241	1,599,238
The Kraft Heinz Co	80,100	6,211,755
The Kroger Co	120,410	2,415,425
The Procter & Gamble Co	342,172	31,130,809
The Western Union Co	63,580	1,220,736
Thermo Fisher Scientific Inc	53,269	10,078,495
Total System Services Inc	22,726	1,488,553
Tyson Foods Inc ‘A’	39,465	2,780,309
United Rentals Inc *	11,543	1,601,476
UnitedHealth Group Inc	129,737	25,408,991
Universal Health Services Inc ‘B’	11,755	1,304,100
Varian Medical Systems Inc *	12,429	1,243,646
Verisk Analytics Inc *	21,215	1,764,876
Vertex Pharmaceuticals Inc *	33,830	5,143,513
Zimmer Biomet Holdings Inc	27,691	3,242,339
Zoetis Inc	65,857	4,199,042

		651,345,874

Diversified - 0.0%

Leucadia National Corp	42,894	1,083,074

Energy - 5.9%

Anadarko Petroleum Corp	76,004	3,712,795
Andeavor	19,369	1,997,912
Apache Corp	51,553	2,361,127
Baker Hughes a GE Co	58,286	2,134,433
Cabot Oil & Gas Corp	63,577	1,700,685
Chesapeake Energy Corp *	101,413	436,076
Chevron Corp	254,280	29,877,900
Cimarex Energy Co	12,931	1,469,867
Concho Resources Inc *	20,332	2,678,131
ConocoPhillips	163,295	8,172,915
Devon Energy Corp	71,202	2,613,825
EOG Resources Inc	77,484	7,495,802
EQT Corp	23,531	1,535,162
Exxon Mobil Corp	568,575	46,611,779
Halliburton Co	116,454	5,360,378
Helmerich & Payne Inc	14,392	749,967
Hess Corp	36,260	1,700,231
Kinder Morgan Inc	257,620	4,941,152
Marathon Oil Corp	115,118	1,561,000
Marathon Petroleum Corp	67,931	3,809,571
National Oilwell Varco Inc	51,097	1,825,696
Newfield Exploration Co *	26,402	783,347
Noble Energy Inc	63,437	1,799,073
Occidental Petroleum Corp	102,595	6,587,625
ONEOK Inc	50,843	2,817,211
Phillips 66	57,655	5,281,775
Pioneer Natural Resources Co	22,824	3,367,453
Range Resources Corp	24,847	486,256
Schlumberger Ltd	186,446	13,006,473
TechnipFMC PLC * (United Kingdom)	58,932	1,645,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
The Williams Cos Inc	110,924	$3,328,829
Valero Energy Corp	59,264	4,559,180

		176,409,007

Financial - 18.3%

Affiliated Managers Group Inc	7,669	1,455,806
Aflac Inc	53,034	4,316,437
Alexandria Real Estate Equities Inc REIT	12,210	1,452,624
Alliance Data Systems Corp	6,477	1,434,979
American Express Co	98,451	8,905,877
American International Group Inc	119,934	7,362,748
American Tower Corp REIT	57,589	7,871,265
Ameriprise Financial Inc	20,120	2,988,021
Aon PLC	34,128	4,986,101
Apartment Investment & Management Co ‘A’ REIT	20,465	897,595
Arthur J Gallagher & Co	24,769	1,524,532
Assurant Inc	7,794	744,483
AvalonBay Communities Inc REIT	18,656	3,328,604
Bank of America Corp	1,316,622	33,363,202
BB&T Corp	108,433	5,089,845
Berkshire Hathaway Inc ‘B’ *	258,192	47,331,757
BlackRock Inc	16,585	7,414,988
Boston Properties Inc REIT	20,924	2,571,141
Brighthouse Financial Inc *	12,353	751,062
Capital One Financial Corp	64,863	5,491,302
CBOE Holdings Inc	15,133	1,628,765
CBRE Group Inc ‘A’ *	40,977	1,552,209
Chubb Ltd	62,452	8,902,533
Cincinnati Financial Corp	20,462	1,566,775
Citigroup Inc	365,593	26,593,235
Citizens Financial Group Inc	67,182	2,544,182
CME Group Inc ‘A’	46,565	6,317,939
Comerica Inc	23,287	1,775,867
Crown Castle International Corp REIT	54,981	5,497,000
Digital Realty Trust Inc REIT	27,456	3,248,868
Discover Financial Services	49,964	3,221,679
Duke Realty Corp REIT	48,596	1,400,537
E*TRADE Financial Corp *	37,296	1,626,479
Equinix Inc REIT	10,455	4,666,067
Equity Residential REIT	49,288	3,249,558
Essex Property Trust Inc REIT	8,888	2,257,819
Everest Re Group Ltd	5,422	1,238,331
Extra Space Storage Inc REIT	17,084	1,365,353
Federal Realty Investment Trust REIT	9,755	1,211,669
Fifth Third Bancorp	98,857	2,766,019
Franklin Resources Inc	44,152	1,965,206
GGP Inc REIT	79,573	1,652,731
HCP Inc REIT	63,560	1,768,875
Host Hotels & Resorts Inc REIT	100,381	1,856,045
Huntington Bancshares Inc	146,348	2,043,018
Intercontinental Exchange Inc	78,967	5,425,033
Invesco Ltd	55,505	1,944,895
Iron Mountain Inc REIT	32,756	1,274,208
JPMorgan Chase & Co	472,190	45,098,867
KeyCorp	145,931	2,746,421
Kimco Realty Corp REIT	57,785	1,129,697
Lincoln National Corp	29,711	2,183,164
Loews Corp	37,303	1,785,322
M&T Bank Corp	20,387	3,283,122
Marsh & McLennan Cos Inc	68,773	5,763,865
Mastercard Inc ‘A’	125,297	17,691,936
MetLife Inc	142,620	7,409,109
Mid-America Apartment Communities Inc REIT	15,472	1,653,647
Morgan Stanley	189,759	9,140,691
Nasdaq Inc	15,701	1,217,927
Navient Corp	36,245	544,400
Northern Trust Corp	29,555	2,716,991
People’s United Financial Inc	48,143	873,314

	Shares	Value
Principal Financial Group Inc	36,297	$2,335,349
Prologis Inc REIT	70,985	4,504,708
Prudential Financial Inc	57,297	6,091,817
Public Storage REIT	20,267	4,336,935
Raymond James Financial Inc	17,460	1,472,402
Realty Income Corp REIT	36,775	2,103,162
Regency Centers Corp REIT	19,849	1,231,432
Regions Financial Corp	159,205	2,424,692
SBA Communications Corp REIT *	16,150	2,326,408
Simon Property Group Inc REIT	41,709	6,715,566
SL Green Realty Corp REIT	13,279	1,345,428
State Street Corp	48,523	4,635,887
SunTrust Banks Inc	64,400	3,849,188
Synchrony Financial	100,318	3,114,874
T Rowe Price Group Inc	33,056	2,996,526
The Allstate Corp	48,489	4,456,624
The Bank of New York Mellon Corp	138,633	7,350,322
The Charles Schwab Corp	159,923	6,995,032
The Goldman Sachs Group Inc	48,279	11,451,296
The Hartford Financial Services Group Inc	48,883	2,709,585
The Macerich Co REIT	15,827	870,010
The PNC Financial Services Group Inc	64,303	8,666,115
The Progressive Corp	78,082	3,780,730
The Travelers Cos Inc	37,028	4,536,671
Torchmark Corp	14,481	1,159,783
UDR Inc REIT	36,336	1,381,858
Unum Group	30,283	1,548,370
US Bancorp	213,236	11,427,317
Ventas Inc REIT	48,056	3,129,887
Visa Inc ‘A’	245,473	25,833,579
Vornado Realty Trust REIT	23,418	1,800,376
Wells Fargo & Co	599,475	33,061,046
Welltower Inc REIT	49,498	3,478,719
Weyerhaeuser Co REIT	101,872	3,466,704
Willis Towers Watson PLC	17,469	2,694,244
XL Group Ltd (Bermuda)	34,508	1,361,341
Zions Bancorp	27,439	1,294,572

		545,020,292

Industrial - 10.0%

3M Co	80,077	16,808,162
Acuity Brands Inc	5,648	967,389
Agilent Technologies Inc	44,041	2,827,432
Allegion PLC	12,394	1,071,709
AMETEK Inc	31,489	2,079,534
Amphenol Corp ‘A’	40,986	3,469,055
AO Smith Corp	20,142	1,197,039
Arconic Inc	52,078	1,295,701
Ball Corp	47,442	1,959,355
Caterpillar Inc	79,299	9,889,378
CH Robinson Worldwide Inc	18,486	1,406,785
Corning Inc	121,193	3,626,095
CSX Corp	122,552	6,649,671
Cummins Inc	21,274	3,574,670
Deere & Co	42,920	5,390,323
Dover Corp	20,660	1,888,117
Eaton Corp PLC	59,685	4,583,211
Emerson Electric Co	85,881	5,396,762
Expeditors International of Washington Inc	24,533	1,468,545
FedEx Corp	33,116	7,470,307
FLIR Systems Inc	17,691	688,357
Flowserve Corp	17,945	764,277
Fluor Corp	18,846	793,417
Fortive Corp	40,809	2,888,869
Fortune Brands Home & Security Inc	20,809	1,398,989
Garmin Ltd	15,239	822,449
General Dynamics Corp	37,370	7,682,525
General Electric Co	1,161,760	28,091,357
Harris Corp	16,070	2,116,098
Honeywell International Inc	102,294	14,499,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Illinois Tool Works Inc	41,561	$6,149,366
Ingersoll-Rand PLC	34,038	3,035,168
Jacobs Engineering Group Inc	16,755	976,314
JB Hunt Transport Services Inc	11,412	1,267,645
Johnson Controls International PLC	125,113	5,040,803
Kansas City Southern	14,146	1,537,387
L3 Technologies Inc	10,497	1,977,950
Lockheed Martin Corp	33,620	10,431,950
Martin Marietta Materials Inc	8,312	1,714,184
Masco Corp	43,117	1,681,994
Mettler-Toledo International Inc *	3,515	2,200,952
Norfolk Southern Corp	38,669	5,113,589
Northrop Grumman Corp	23,368	6,723,441
Packaging Corp of America	12,884	1,477,537
Parker-Hannifin Corp	18,056	3,160,161
Pentair PLC (United Kingdom)	22,011	1,495,868
PerkinElmer Inc	15,113	1,042,344
Raytheon Co	38,947	7,266,731
Republic Services Inc	30,728	2,029,892
Rockwell Automation Inc	17,224	3,069,489
Rockwell Collins Inc	21,686	2,834,577
Roper Technologies Inc	13,716	3,338,474
Sealed Air Corp	25,107	1,072,571
Snap-on Inc	7,704	1,147,973
Stanley Black & Decker Inc	20,527	3,098,961
Stericycle Inc *	11,913	853,209
TE Connectivity Ltd	47,419	3,938,622
Textron Inc	35,520	1,913,818
The Boeing Co	74,555	18,952,626
TransDigm Group Inc	6,621	1,692,659
Union Pacific Corp	107,399	12,455,062
United Parcel Service Inc ‘B’	92,422	11,098,958
United Technologies Corp	99,680	11,570,854
Vulcan Materials Co	17,919	2,143,112
Waste Management Inc	54,300	4,250,061
Waters Corp *	10,948	1,965,385
WestRock Co	34,224	1,941,527
Xylem Inc	23,955	1,500,302

		295,926,246

Technology - 14.3%

Accenture PLC ‘A’	82,924	11,200,545
Activision Blizzard Inc	101,299	6,534,798
Adobe Systems Inc *	66,207	9,876,760
Advanced Micro Devices Inc *	104,639	1,334,147
Akamai Technologies Inc *	23,594	1,149,500
Analog Devices Inc	49,335	4,251,197
ANSYS Inc *	11,374	1,395,931
Apple Inc	693,092	106,819,339
Applied Materials Inc	143,106	7,454,392
Autodesk Inc *	29,412	3,301,791
Broadcom Ltd	54,853	13,304,047
CA Inc	42,942	1,433,404
Cadence Design Systems Inc *	37,599	1,484,032
Cerner Corp *	39,905	2,846,025
Citrix Systems Inc *	19,314	1,483,701
Cognizant Technology Solutions Corp ‘A’	79,252	5,748,940
CSRA Inc	18,927	610,774
DXC Technology Co	38,686	3,322,354
Electronic Arts Inc *	41,426	4,890,754
Fidelity National Information Services Inc	44,605	4,165,661
Fiserv Inc *	28,241	3,641,959
Hewlett Packard Enterprise Co	220,415	3,242,305
HP Inc	224,122	4,473,475
Intel Corp	630,532	24,010,659
International Business Machines Corp	116,298	16,872,514
Intuit Inc	32,661	4,642,435
KLA-Tencor Corp	21,263	2,253,878
Lam Research Corp	21,799	4,033,687
Microchip Technology Inc	31,499	2,827,980

	Shares	Value
Micron Technology Inc *	142,283	$5,595,990
Microsoft Corp	1,033,520	76,986,905
NetApp Inc	36,901	1,614,788
NVIDIA Corp	80,511	14,392,951
Oracle Corp	405,207	19,591,758
Paychex Inc	42,748	2,563,170
Qorvo Inc *	17,402	1,229,973
QUALCOMM Inc	198,249	10,277,228
Red Hat Inc *	23,812	2,639,798
salesforce.com Inc *	91,560	8,553,535
Seagate Technology PLC	38,622	1,281,092
Skyworks Solutions Inc	25,334	2,581,535
Synopsys Inc *	20,576	1,656,985
Texas Instruments Inc	132,848	11,908,495
Western Digital Corp	39,484	3,411,418
Xerox Corp	28,769	957,720
Xilinx Inc	34,189	2,421,607

		426,271,932

Utilities - 3.0%

AES Corp	89,880	990,478
Alliant Energy Corp	31,133	1,294,199
Ameren Corp	32,997	1,908,546
American Electric Power Co Inc	65,997	4,635,629
American Water Works Co Inc	24,268	1,963,524
CenterPoint Energy Inc	58,547	1,710,158
CMS Energy Corp	38,291	1,773,639
Consolidated Edison Inc	41,400	3,340,152
Dominion Energy Inc	86,114	6,624,750
DTE Energy Co	24,071	2,584,262
Duke Energy Corp	93,913	7,881,179
Edison International	43,719	3,373,795
Entergy Corp	24,447	1,866,773
Eversource Energy	43,216	2,611,975
Exelon Corp	125,676	4,734,215
FirstEnergy Corp	59,619	1,838,054
NextEra Energy Inc	62,820	9,206,271
NiSource Inc	41,122	1,052,312
NRG Energy Inc	40,341	1,032,326
PG&E Corp	68,813	4,685,477
Pinnacle West Capital Corp	14,978	1,266,540
PPL Corp	92,404	3,506,732
Public Service Enterprise Group Inc	67,569	3,125,066
SCANA Corp	19,487	944,925
Sempra Energy	33,979	3,878,023
The Southern Co	134,114	6,590,362
WEC Energy Group Inc	42,058	2,640,401
Xcel Energy Inc	67,899	3,212,981

		90,272,744

Total Common Stocks (Cost $1,986,163,030)		2,895,871,103

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $73,684,785; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $75,159,514)	$73,684,048	$73,684,048

Total Short-Term Investment (Cost $73,684,048)		73,684,048

TOTAL INVESTMENTS - 99.8% (Cost $2,059,847,078)		2,969,555,151

DERIVATIVES - 0.1%
(See Note (b) in Notes to Schedule of Investments)		849,505

OTHER ASSETS & LIABILITIES, NET - 0.1%		4,035,780

NET ASSETS - 100.0%		$2,974,440,436

Notes to Schedule of Investments

(a)	As of September 30, 2017, $2,782,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/17)	624	$77,652,815	$78,502,320	$849,505

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,895,871,103	$2,895,871,103	$-	$-
	Short-Term Investment	73,684,048	-	73,684,048	-
	Derivatives:
	Equity Contracts
	Futures	849,505	849,505	-	-

	Total	$2,970,404,656	$2,896,720,608	$73,684,048	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.6%

Basic Materials - 3.4%

Albemarle Corp	10,555	$1,438,752
The Sherwin-Williams Co	12,204	4,369,520

		5,808,272

Communications - 15.1%

Alphabet Inc ‘C’ *	9,059	8,688,578
Amazon.com Inc *	5,358	5,150,913
Ctrip.com International Ltd ADR * (China)	45,795	2,415,228
Facebook Inc ‘A’ *	31,160	5,324,309
MakeMyTrip Ltd * (India)	42,301	1,216,154
The Trade Desk Inc ‘A’ *	46,938	2,887,156

		25,682,338

Consumer, Cyclical - 4.4%

Delphi Automotive PLC	37,918	3,731,131
NIKE Inc ‘B’	59,123	3,065,528
Tesla Inc *	2,140	729,954

		7,526,613

Consumer, Non-Cyclical - 27.7%

Allergan PLC	16,418	3,364,869
Boston Scientific Corp *	170,933	4,986,116
Celgene Corp *	44,290	6,458,368
CoStar Group Inc *	12,422	3,332,201
DBV Technologies SA ADR * (France)	25,811	1,095,419
DexCom Inc *	19,656	961,670
Glaukos Corp *	20,221	667,293
Humana Inc	10,522	2,563,475
ICU Medical Inc *	14,587	2,710,994
Intuitive Surgical Inc *	3,544	3,706,599
Live Nation Entertainment Inc *	32,261	1,404,966
Regeneron Pharmaceuticals Inc *	9,862	4,409,497
The Cooper Cos Inc	16,588	3,933,181
WEX Inc *	26,070	2,925,575
Zoetis Inc	69,171	4,410,343

		46,930,566

Financial - 15.4%

American Tower Corp REIT	23,886	3,264,738
Intercontinental Exchange Inc	64,805	4,452,104
Mastercard Inc ‘A’	56,135	7,926,262
SVB Financial Group *	27,752	5,192,122
TD Ameritrade Holding Corp	106,551	5,199,689

		26,034,915

Industrial - 6.5%

CSX Corp	83,379	4,524,145
Harris Corp	28,631	3,770,130
Vulcan Materials Co	22,905	2,739,438

		11,033,713

	Shares	Value
Technology - 22.1%

Activision Blizzard Inc	88,406	$5,703,071
Adobe Systems Inc *	28,625	4,270,278
Apple Inc	35,889	5,531,213
ASML Holding NV ‘NY’ (Netherlands)	26,781	4,584,907
athenahealth Inc *	8,375	1,041,515
Microsoft Corp	92,509	6,890,995
salesforce.com Inc *	54,048	5,049,164
The Ultimate Software Group Inc *	14,750	2,796,600
Tyler Technologies Inc *	9,479	1,652,379

		37,520,122

Total Common Stocks (Cost $126,287,241)		160,536,539

	Principal Amount

SHORT-TERM INVESTMENTS - 5.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $617,804; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $630,637)	$617,798	617,798

U.S. Government Agency Issue - 5.0%

Federal Home Loan Bank 0.600% due 10/02/17	8,400,000	8,400,000

Total Short-Term Investments (Cost $9,017,658)		9,017,798

TOTAL INVESTMENTS - 100.0% (Cost $135,304,899)		169,554,337

OTHER ASSETS & LIABILITIES, NET - 0.0%		54,888

NET ASSETS - 100.0%		$169,609,225

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$160,536,539	$160,536,539	$-	$-
	Short-Term Investments	9,017,798	-	9,017,798	-

	Total	$169,554,337	$160,536,539	$9,017,798	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 2.3%

Monsanto Co	66,064	$7,915,788
The Sherwin-Williams Co	50,065	17,925,273
Univar Inc *	57,527	1,664,256

		27,505,317

Communications - 21.2%

Alibaba Group Holding Ltd ADR * (China)	9,739	1,682,023
Alphabet Inc ‘A’ *	47,556	46,306,228
Alphabet Inc ‘C’ *	32,839	31,496,213
Altice USA Inc ‘A’ *	28,474	777,625
Amazon.com Inc *	50,187	48,247,273
Comcast Corp ‘A’	482,447	18,564,561
Facebook Inc ‘A’ *	381,214	65,138,036
Netflix Inc *	110,098	19,966,272
The Priceline Group Inc *	8,598	15,741,390

		247,919,621

Consumer, Cyclical - 5.2%

Aramark	279,948	11,368,688
Costco Wholesale Corp	18,869	3,099,988
Dollar Tree Inc *	40,941	3,554,498
Lululemon Athletica Inc *	23,134	1,440,092
Marriott International Inc ‘A’	93,978	10,362,014
NIKE Inc ‘B’	207,432	10,755,349
Ross Stores Inc	39,899	2,576,278
Six Flags Entertainment Corp	76,802	4,680,314
Starbucks Corp	230,770	12,394,657

		60,231,878

Consumer, Non-Cyclical - 24.1%

Abbott Laboratories	169,159	9,026,324
Allergan PLC	28,040	5,746,798
Biogen Inc *	23,402	7,327,634
BioMarin Pharmaceutical Inc *	34,298	3,192,115
Bristol-Myers Squibb Co	158,821	10,123,250
Celgene Corp *	141,227	20,593,721
Colgate-Palmolive Co	144,976	10,561,502
Constellation Brands Inc ‘A’	91,833	18,316,092
CR Bard Inc	27,488	8,809,904
Danaher Corp	238,223	20,434,769
Danone SA (France)	56,084	4,405,053
Edwards Lifesciences Corp *	62,485	6,830,235
Eli Lilly & Co	93,649	8,010,735
Equifax Inc	43,335	4,593,077
FleetCor Technologies Inc *	40,154	6,214,635
Global Payments Inc	89,747	8,528,657
Medtronic PLC	189,795	14,760,357
Mondelez International Inc ‘A’	43,057	1,750,698
Monster Beverage Corp *	154,432	8,532,368
PayPal Holdings Inc *	92,860	5,945,826
Pernod Ricard SA (France)	21,281	2,943,894
Philip Morris International Inc	140,143	15,557,274
Regeneron Pharmaceuticals Inc *	23,413	10,468,421
Stryker Corp	52,986	7,525,072
The Cooper Cos Inc	5,931	1,406,299
The Estee Lauder Cos Inc ‘A’	68,606	7,398,471
Thermo Fisher Scientific Inc	148,373	28,072,172
UnitedHealth Group Inc	23,997	4,699,812
Verisk Analytics Inc *	94,319	7,846,398
Zoetis Inc	183,531	11,701,936

		281,323,499

Energy - 0.5%

Concho Resources Inc *	14,684	1,934,177
Pioneer Natural Resources Co	27,784	4,099,251

		6,033,428

	Shares	Value
Financial - 14.1%

American Tower Corp REIT	206,089	$28,168,245
Aon PLC	110,900	16,202,490
Intercontinental Exchange Inc	194,579	13,367,577
Mastercard Inc ‘A’	251,541	35,517,589
Morgan Stanley	151,828	7,313,555
The Blackstone Group LP	46,597	1,554,942
The Charles Schwab Corp	224,134	9,803,621
The Goldman Sachs Group Inc	20,288	4,812,111
Visa Inc ‘A’	460,263	48,438,078

		165,178,208

Industrial - 7.7%

AMETEK Inc	135,809	8,968,826
Amphenol Corp ‘A’	115,983	9,816,801
Canadian Pacific Railway Ltd (NYSE) (Canada)	61,995	10,417,020
Fortive Corp	109,404	7,744,709
Honeywell International Inc	51,078	7,239,796
Roper Technologies Inc	56,848	13,836,803
Union Pacific Corp	101,286	11,746,138
Vulcan Materials Co	113,887	13,620,885
Xylem Inc	97,227	6,089,327

		89,480,305

Technology - 23.6%

Activision Blizzard Inc	330,089	21,294,041
Adobe Systems Inc *	240,116	35,820,505
Analog Devices Inc	75,424	6,499,286
Apple Inc	141,741	21,845,123
Broadcom Ltd	72,222	17,516,724
Cognizant Technology Solutions Corp ‘A’	166,143	12,052,013
Electronic Arts Inc *	175,946	20,772,185
Fidelity National Information Services Inc	133,224	12,441,789
Fiserv Inc *	150,231	19,373,790
Intuit Inc	98,551	14,008,039
Microsoft Corp	708,423	52,770,429
NVIDIA Corp	103,006	18,414,383
PTC Inc *	29,861	1,680,577
salesforce.com Inc *	222,061	20,744,939

		275,233,823

Total Common Stocks (Cost $808,084,002)		1,152,906,079

	Principal Amount

SHORT-TERM INVESTMENTS - 1.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $3,631,469; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $3,706,284)	$3,631,433	3,631,433

U.S. Government Agency Issues - 1.0%

Federal Home Loan Bank 0.608% due 10/02/17	9,450,000	9,450,000
0.710% due 10/02/17	1,892,000	1,892,000

		11,342,000

Total Short-Term Investments (Cost $14,973,239)		14,973,433

TOTAL INVESTMENTS - 100.0% (Cost $823,057,241)		1,167,879,512

OTHER ASSETS & LIABILITIES, NET - 0.0%		44,917

NET ASSETS - 100.0%		$1,167,924,429

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,505,317	$27,505,317	$-	$-
	Communications	247,919,621	247,919,621	-	-
	Consumer, Cyclical	60,231,878	60,231,878	-	-
	Consumer, Non-Cyclical	281,323,499	273,974,552	7,348,947	-
	Energy	6,033,428	6,033,428	-	-
	Financial	165,178,208	165,178,208	-	-
	Industrial	89,480,305	89,480,305	-	-
	Technology	275,233,823	275,233,823	-	-

	Total Common Stocks	1,152,906,079	1,145,557,132	7,348,947	-

	Short-Term Investments	14,973,433	-	14,973,433	-

	Total	$1,167,879,512	$1,145,557,132	$22,322,380	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 2.2%

Monsanto Co	65,330	$7,827,840
The Sherwin-Williams Co	30,818	11,034,077

		18,861,917

Communications - 29.4%

Alibaba Group Holding Ltd ADR * (China)	39,037	6,742,080
Alphabet Inc ‘A’ *	57,357	55,849,658
Amazon.com Inc *	61,981	59,585,434
Facebook Inc ‘A’ *	184,162	31,467,761
MercadoLibre Inc (Argentina)	25,647	6,640,778
Netflix Inc *	116,860	21,192,561
Tencent Holdings Ltd (China)	655,900	28,676,392
The Priceline Group Inc *	14,768	27,037,550
Zayo Group Holdings Inc *	114,409	3,937,958
Zendesk Inc *	217,011	6,317,190

		247,447,362

Consumer, Cyclical - 6.4%

Domino’s Pizza Inc	60,183	11,949,335
NIKE Inc ‘B’	208,318	10,801,288
The Home Depot Inc	107,214	17,535,922
Ulta Beauty Inc *	61,407	13,881,666

		54,168,211

Consumer, Non-Cyclical - 24.3%

Alexion Pharmaceuticals Inc *	184,911	25,941,164
Becton Dickinson & Co	69,235	13,566,598
Biogen Inc *	31,899	9,988,215
Boston Scientific Corp *	468,223	13,658,065
Celgene Corp *	73,074	10,655,651
Constellation Brands Inc ‘A’	117,160	23,367,562
Dr Pepper Snapple Group Inc	64,893	5,741,084
Equifax Inc	129,812	13,758,774
Global Payments Inc	84,887	8,066,812
Illumina Inc *	53,233	10,604,014
PayPal Holdings Inc *	130,521	8,357,260
S&P Global Inc	38,371	5,997,771
UnitedHealth Group Inc	197,097	38,601,447
Vertex Pharmaceuticals Inc *	62,029	9,430,889
Zoetis Inc	115,256	7,348,722

		205,084,028

Energy - 1.8%

Halliburton Co	220,253	10,138,245
Pioneer Natural Resources Co	34,553	5,097,950

		15,236,195

Financial - 11.7%

Bank of America Corp	902,105	22,859,341
Berkshire Hathaway Inc ‘B’ *	65,038	11,922,766
Equinix Inc REIT	19,127	8,536,380
First Republic Bank	134,679	14,068,568
SBA Communications Corp REIT *	28,933	4,167,799
Visa Inc ‘A’	302,068	31,789,636
Wells Fargo & Co	96,138	5,302,011

		98,646,501

Industrial - 4.1%

Acuity Brands Inc	74,725	12,798,898
Roper Technologies Inc	35,105	8,544,557
TransDigm Group Inc	34,535	8,828,873
Vulcan Materials Co	34,865	4,169,854

		34,342,182

	Shares	Value
Technology - 18.5%

Activision Blizzard Inc	137,339	$8,859,739
Adobe Systems Inc *	108,716	16,218,253
Apple Inc	86,861	13,387,017
ASML Holding NV ‘NY’ (Netherlands)	76,976	13,178,291
Autodesk Inc *	160,772	18,048,265
Broadcom Ltd	56,695	13,750,805
Electronic Arts Inc *	35,602	4,203,172
Microsoft Corp	691,040	51,475,570
NVIDIA Corp	61,104	10,923,562
Teradyne Inc	154,808	5,772,790

		155,817,464

Total Common Stocks (Cost $632,676,859)		829,603,860

	Principal Amount

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $22,324,597; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $22,775,297)	$22,324,374	22,324,374

Total Short-Term Investment (Cost $22,324,374)		22,324,374

TOTAL INVESTMENTS - 101.1% (Cost $655,001,233)		851,928,234

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(9,620,128)

NET ASSETS - 100.0%		$842,308,106

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$18,861,917	$18,861,917	$-	$-
	Communications	247,447,362	218,770,970	28,676,392	-
	Consumer, Cyclical	54,168,211	54,168,211	-	-
	Consumer, Non-Cyclical	205,084,028	205,084,028	-	-
	Energy	15,236,195	15,236,195	-	-
	Financial	98,646,501	98,646,501	-	-
	Industrial	34,342,182	34,342,182	-	-
	Technology	155,817,464	155,817,464	-	-

	Total Common Stocks	829,603,860	800,927,468	28,676,392	-

	Short-Term Investment	22,324,374	-	22,324,374	-

	Total	$851,928,234	$800,927,468	$51,000,766	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 3.4%

Air Products & Chemicals Inc	147,830	$22,354,853
Freeport-McMoRan Inc *	1,465,713	20,578,610
PPG Industries Inc	243,251	26,431,654

		69,365,117

Communications - 12.3%

Charter Communications Inc ‘A’ *	132,902	48,299,245
DISH Network Corp ‘A’ *	1,015,455	55,068,125
Motorola Solutions Inc	542,489	46,041,041
Time Warner Inc	681,674	69,837,501
Twenty-First Century Fox Inc ‘B’	1,408,662	36,329,393

		255,575,305

Consumer, Cyclical - 4.2%

CVS Health Corp	660,426	53,705,842
The Home Depot Inc	209,217	34,219,533

		87,925,375

Consumer, Non-Cyclical - 17.9%

AmerisourceBergen Corp	287,528	23,792,942
Amgen Inc	222,617	41,506,940
Anheuser-Busch InBev SA/NV ADR (Belgium)	192,438	22,957,853
Anthem Inc	240,621	45,689,115
British American Tobacco PLC ADR (United Kingdom)	292,231	18,249,826
Johnson & Johnson	302,561	39,335,956
Kimberly-Clark Corp	166,255	19,564,888
McCormick & Co Inc	185,726	19,062,917
Merck & Co Inc	791,419	50,674,558
Novartis AG ADR (Switzerland)	212,942	18,281,071
Philip Morris International Inc	408,791	45,379,889
UnitedHealth Group Inc	143,816	28,166,364

		372,662,319

Energy - 11.9%

Chevron Corp	354,647	41,671,023
Exxon Mobil Corp	463,591	38,005,190
Halliburton Co	989,013	45,524,268
National Oilwell Varco Inc	624,062	22,297,735
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	442,822	26,826,157
Schlumberger Ltd	407,606	28,434,595
Suncor Energy Inc (NYSE) (Canada)	1,278,577	44,788,552

		247,547,520

Financial - 29.4%

American Express Co	532,018	48,126,348
American Tower Corp REIT	242,664	33,167,316
Bank of America Corp	1,442,794	36,560,400
Capital One Financial Corp	270,393	22,891,471
Citigroup Inc	696,495	50,663,046

	Shares	Value
JPMorgan Chase & Co	932,961	$89,107,105
Marsh & McLennan Cos Inc	484,236	40,583,819
MetLife Inc	419,062	21,770,271
State Street Corp	432,499	41,320,955
Synchrony Financial	663,402	20,598,632
The Bank of New York Mellon Corp	520,094	27,575,384
The Progressive Corp	569,997	27,599,255
The Travelers Cos Inc	225,170	27,587,828
US Bancorp	1,071,697	57,432,242
Wells Fargo & Co	1,200,271	66,194,946

		611,179,018

Industrial - 12.3%

Crown Holdings Inc *	615,716	36,770,559
Honeywell International Inc	409,220	58,002,843
Illinois Tool Works Inc	330,598	48,915,280
Martin Marietta Materials Inc	176,212	36,340,201
TE Connectivity Ltd	500,606	41,580,334
United Technologies Corp	291,886	33,882,127

		255,491,344

Technology - 4.1%

Microsoft Corp	580,205	43,219,470
Nuance Communications Inc *	1,409,465	22,156,790
Xerox Corp	598,243	19,915,510

		85,291,770

Utilities - 1.5%

Sempra Energy	278,065	31,735,558

Total Common Stocks (Cost $1,384,012,970)		2,016,773,326

	Principal Amount

SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $59,883,404; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $61,083,905)	$59,882,805	59,882,805

Total Short-Term Investment (Cost $59,882,805)		59,882,805

TOTAL INVESTMENTS - 99.9% (Cost $1,443,895,775)		2,076,656,131

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,636,482

NET ASSETS - 100.0%		$2,078,292,613

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,016,773,326	$2,016,773,326	$-	$-
	Short-Term Investment	59,882,805	-	59,882,805	-

	Total	$2,076,656,131	$2,016,773,326	$59,882,805	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 124.5%

Basic Materials - 4.3%

Alcoa Corp	98,765	$4,604,424
Cabot Corp	2,217	123,709
Celanese Corp ‘A’	38,546	4,019,191
DowDuPont Inc †	283,657	19,637,574
Eastman Chemical Co †	51,563	4,665,936
Nucor Corp	3,700	207,348
PPG Industries Inc	2,245	243,942
Westlake Chemical Corp †	10,771	894,962

		34,397,086

Communications - 15.2%

Alphabet Inc ‘A’ *	13,820	13,456,810
Alphabet Inc ‘C’ *	20,062	19,241,665
Amazon.com Inc * †	12,930	12,430,255
AT&T Inc †	72,528	2,840,922
CBS Corp ‘B’	16,500	957,000
Charter Communications Inc ‘A’ * †	31,575	11,474,986
Comcast Corp ‘A’	257,987	9,927,340
DISH Network Corp ‘A’ * †	93,347	5,062,208
Facebook Inc ‘A’ *	97,626	16,681,355
T-Mobile US Inc * †	29,625	1,826,678
The Walt Disney Co	119,231	11,752,600
Twenty-First Century Fox Inc ‘A’ †	208,143	5,490,812
Twenty-First Century Fox Inc ‘B’	99,840	2,574,874
Verizon Communications Inc †	132,633	6,564,007

		120,281,512

Consumer, Cyclical - 11.4%

AutoZone Inc *	7,248	4,313,357
Delphi Automotive PLC	50,535	4,972,644
Delta Air Lines Inc †	188,330	9,081,273
Dollar General Corp †	17,080	1,384,334
Dollar Tree Inc * †	68,986	5,989,365
Ford Motor Co †	149,363	1,787,875
General Motors Co †	68,702	2,774,187
HD Supply Holdings Inc * †	73,653	2,656,664
Hilton Worldwide Holdings Inc	22,257	1,545,749
Lowe’s Cos Inc †	93,234	7,453,126
Macy’s Inc †	42,675	931,168
Mohawk Industries Inc*	11,302	2,797,358
NIKE Inc ‘B’ †	65,334	3,387,568
O’Reilly Automotive Inc * †	38,209	8,229,072
PACCAR Inc †	8,425	609,464
Royal Caribbean Cruises Ltd	26,369	3,125,781
Starbucks Corp †	34,121	1,832,639
The Home Depot Inc	48,210	7,885,228
The TJX Cos Inc	113,441	8,364,005
Toll Brothers Inc †	13,150	545,330
United Continental Holdings Inc*	64,590	3,932,239
Walgreens Boots Alliance Inc †	85,680	6,616,210
Yum! Brands Inc	4,600	338,606

		90,553,242

Consumer, Non-Cyclical - 24.1%

AerCap Holdings NV * (Ireland)	4,710	240,728
Allergan PLC †	52,894	10,840,625
AmerisourceBergen Corp †	53,194	4,401,804
Becton Dickinson & Co †	9,124	1,787,848
Biogen Inc * †	11,939	3,738,340
Boston Scientific Corp * †	439,334	12,815,373
Bristol-Myers Squibb Co	116,658	7,435,781
Celgene Corp * †	38,714	5,645,276
Cigna Corp †	26,759	5,002,327
Colgate-Palmolive Co †	15,343	1,117,738
Danaher Corp †	30,544	2,620,064
Dr Pepper Snapple Group Inc	3,800	336,186

	Shares	Value
Eli Lilly & Co †	115,306	$9,863,275
Gilead Sciences Inc †	38,585	3,126,157
Merck & Co Inc †	100,179	6,414,461
Molson Coors Brewing Co ‘B’ †	67,610	5,519,680
Mondelez International Inc ‘A’	230,530	9,373,350
Mylan NV *	50,964	1,598,741
PepsiCo Inc	73,791	8,222,531
Pfizer Inc	575,683	20,551,883
Philip Morris International Inc	162,350	18,022,474
The Coca-Cola Co †	99,430	4,475,344
The Kraft Heinz Co †	75,963	5,890,931
UnitedHealth Group Inc	117,807	23,072,501
Vantiv Inc ‘A’ *	36,122	2,545,517
Vertex Pharmaceuticals Inc *	32,279	4,907,699
WEX Inc * †	63,896	7,170,409
Zimmer Biomet Holdings Inc	41,493	4,858,415

		191,595,458

Energy - 10.6%

Anadarko Petroleum Corp †	48,651	2,376,601
Concho Resources Inc * †	58,861	7,753,171
Continental Resources Inc * †	22,660	874,903
Diamondback Energy Inc * †	61,569	6,031,299
EOG Resources Inc †	225,432	21,808,292
EQT Corp †	78,389	5,114,098
Occidental Petroleum Corp	365,070	23,441,145
Phillips 66	6,724	615,986
Pioneer Natural Resources Co †	80,684	11,904,117
Plains GP Holdings LP ‘A’	29,044	635,192
TransCanada Corp (NYSE) (Canada)	75,775	3,745,558

		84,300,362

Financial - 24.8%

Ally Financial Inc †	46,565	1,129,667
American International Group Inc †	131,876	8,095,868
Ameriprise Financial Inc †	12,925	1,919,492
Arthur J Gallagher & Co †	41,449	2,551,186
AvalonBay Communities Inc REIT	10,393	1,854,319
Bank of America Corp †	689,370	17,468,636
BankUnited Inc	35,200	1,252,064
BlackRock Inc	4,159	1,859,447
Boston Properties Inc REIT †	4,510	554,189
Brixmor Property Group Inc REIT	43,030	808,964
Capital One Financial Corp †	115,014	9,737,085
Chubb Ltd †	78,597	11,204,002
Citigroup Inc †	321,674	23,398,567
Everest Re Group Ltd	1,300	296,857
Federal Realty Investment Trust REIT †	13,441	1,669,507
First Republic Bank †	40,231	4,202,530
HCP Inc REIT †	10,947	304,655
Huntington Bancshares Inc	37,840	528,246
Intercontinental Exchange Inc †	115,862	7,959,719
JBG SMITH Properties REIT * †	26,747	915,015
KeyCorp †	317,515	5,975,632
Marsh & McLennan Cos Inc †	71,270	5,973,139
Mastercard Inc ‘A’ †	9,166	1,294,239
MetLife Inc †	191,296	9,937,827
Morgan Stanley †	319,203	15,376,008
Public Storage REIT †	13,020	2,786,150
Regions Financial Corp †	21,750	331,252
SBA Communications Corp REIT *	11,237	1,618,690
SunTrust Banks Inc	52,269	3,124,118
SVB Financial Group * †	14,986	2,803,731
The Bank of New York Mellon Corp †	67,757	3,592,476
The Charles Schwab Corp †	145,826	6,378,429
The Goldman Sachs Group Inc †	30,099	7,139,182
The Hartford Financial Services Group Inc †	58,697	3,253,575
The PNC Financial Services Group Inc	17,995	2,425,186
Validus Holdings Ltd	7,679	377,884
Visa Inc ‘A’	116,979	12,310,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Vornado Realty Trust REIT	42,029	$3,231,190
Voya Financial Inc	38,334	1,529,143
Wells Fargo & Co †	166,380	9,175,857
XL Group Ltd (Bermuda)	15,500	611,475

		196,956,068

Industrial - 13.9%

Agilent Technologies Inc †	139,529	8,957,762
Allegion PLC †	45,139	3,903,169
Canadian Pacific Railway Ltd (NYSE) (Canada)	11,244	1,889,329
Corning Inc †	11,027	329,928
Deere & Co	12,209	1,533,328
Eaton Corp PLC	111,718	8,578,825
General Dynamics Corp †	20,332	4,179,853
General Electric Co †	275,826	6,669,473
Honeywell International Inc	79,949	11,331,971
Ingersoll-Rand PLC †	106,810	9,524,248
L3 Technologies Inc	3,387	638,212
Martin Marietta Materials Inc †	11,633	2,399,074
Masco Corp †	133,081	5,191,490
Norfolk Southern Corp	50,492	6,677,062
Northrop Grumman Corp †	41,927	12,063,236
Snap-on Inc	8,690	1,294,897
Stanley Black & Decker Inc †	76,956	11,618,047
Union Pacific Corp	64,070	7,430,198
Vulcan Materials Co †	24,950	2,984,020
Waste Connections Inc (Canada)	10,280	719,189
WestRock Co	44,960	2,550,581

		110,463,892

Technology - 17.9%

Accenture PLC ‘A’ †	56,189	7,589,448
Adobe Systems Inc *	45,967	6,857,357
Analog Devices Inc †	60,445	5,208,546
Apple Inc	205,455	31,664,724
Broadcom Ltd †	80,966	19,637,494
Fidelity National Information Services Inc	57,241	5,345,737
Hewlett Packard Enterprise Co †	274,724	4,041,190
International Business Machines Corp †	39,437	5,721,520
Maxim Integrated Products Inc	20,060	957,063
Microchip Technology Inc †	68,800	6,176,864
Micron Technology Inc *	34,308	1,349,334
Microsoft Corp	360,759	26,872,938
NVIDIA Corp †	29,869	5,339,681
Texas Instruments Inc	154,857	13,881,381
Workday Inc ‘A’ * †	16,244	1,711,955

		142,355,232

Utilities - 2.3%

American Electric Power Co Inc †	27,626	1,940,450
CMS Energy Corp	18,819	871,696
Duke Energy Corp †	12,180	1,022,146
Exelon Corp †	29,152	1,098,156
NextEra Energy Inc †	42,921	6,290,072
NiSource Inc †	149,930	3,836,709
PG&E Corp	28,010	1,907,201
Xcel Energy Inc	20,537	971,811

		17,938,241

Total Common Stocks (Cost $874,500,906)		988,841,093

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $7,519,672; collateralized by U.S. Treasury Notes: 2.000% due 06/30/24 and value $7,672,713)	$7,519,597	$7,519,597

Total Short-Term Investment (Cost $7,519,597)		7,519,597

TOTAL INVESTMENTS - 125.4% (Cost $882,020,503)		996,360,690

DERIVATIVES - 0.0%
(See Note (c) in Notes to Schedule of Investments)		22,699

TOTAL SECURITIES SOLD SHORT - (25.1%)
(See Securities Sold Short) (Proceeds $187,497,297)		(199,676,466)

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,487,705)

NET ASSETS - 100.0%		$794,219,218

	Shares	Value

SECURITIES SOLD SHORT

COMMON STOCKS - (25.1%)

Basic Materials - (0.5%)

Air Products & Chemicals Inc	5,609	($848,193)
International Paper Co	5,109	(290,293)
LyondellBasell Industries NV ‘A’	33,292	(3,297,573)

		(4,436,059)

Communications - (1.3%)

Cisco Systems Inc	93,341	(3,139,058)
eBay Inc	9,100	(349,986)
Juniper Networks Inc	41,452	(1,153,609)
Omnicom Group Inc	39,932	(2,957,763)
Scripps Networks Interactive Inc ‘A’	28,226	(2,424,331)

		(10,024,747)

Consumer, Cyclical - (2.7%)

Bed Bath & Beyond Inc	62,993	(1,478,446)
Chipotle Mexican Grill Inc	2,590	(797,280)
CVS Health Corp	25,796	(2,097,731)
Darden Restaurants Inc	20,180	(1,589,780)
Hanesbrands Inc	43,350	(1,068,144)
Hasbro Inc	21,733	(2,122,662)
Kohl’s Corp	20,925	(955,226)
Marriott International Inc ‘A’	8,802	(970,508)
Ralph Lauren Corp	16,555	(1,461,641)
Ross Stores Inc	20,797	(1,342,862)
Target Corp	66,960	(3,951,310)
Wal-Mart Stores Inc	39,235	(3,065,823)
WW Grainger Inc	4,916	(883,651)

		(21,785,064)

Consumer, Non-Cyclical - (5.1%)

AbbVie Inc	34,146	(3,034,214)
Aetna Inc	9,395	(1,493,899)
Altria Group Inc	8,840	(560,633)
AmerisourceBergen Corp	1,983	(164,093)
Amgen Inc	12,024	(2,241,875)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Baxter International Inc	68,039	($4,269,447)
Cardinal Health Inc	31,657	(2,118,486)
Church & Dwight Co Inc	65,283	(3,162,961)
Constellation Brands Inc ‘A’	3,881	(774,065)
Edwards Lifesciences Corp	6,752	(738,061)
Equifax Inc	7,543	(799,483)
General Mills Inc	46,588	(2,411,395)
Humana Inc	1,100	(267,993)
Johnson & Johnson	2,600	(338,026)
Kellogg Co	15,403	(960,685)
Medtronic PLC	11,767	(915,120)
Moody’s Corp	12,804	(1,782,445)
Stryker Corp	11,827	(1,679,671)
Sysco Corp	61,723	(3,329,956)
The Clorox Co	40,240	(5,308,058)
The Procter & Gamble Co	30,275	(2,754,419)
Varian Medical Systems Inc	11,734	(1,174,104)

		(40,279,089)

Energy - (3.8%)

ConocoPhillips	117,740	(5,892,887)
Enbridge Inc (NYSE) (Canada)	89,184	(3,731,459)
Exxon Mobil Corp	112,600	(9,230,948)
Halliburton Co	19,108	(879,541)
Helmerich & Payne Inc	22,867	(1,191,599)
Hess Corp	18,354	(860,619)
HollyFrontier Corp	16,459	(592,030)
Murphy Oil Corp	18,861	(500,948)
National Oilwell Varco Inc	34,078	(1,217,607)
Schlumberger Ltd	83,789	(5,845,121)

		(29,942,759)

Financial - (4.9%)

Air Lease Corp	6,130	(261,261)
Alexandria Real Estate Equities Inc REIT	3,293	(391,768)
Alliance Data Systems Corp	7,084	(1,569,460)
American Express Co	13,405	(1,212,616)
Aon PLC	1,346	(196,651)
Apartment Investment & Management Co ‘A’ REIT	18,440	(808,778)
Arch Capital Group Ltd	13,000	(1,280,500)
CME Group Inc ‘A’	9,675	(1,312,704)
Commerce Bancshares Inc	21,000	(1,213,170)
Crown Castle International Corp REIT	16,895	(1,689,162)
Fifth Third Bancorp	91,222	(2,552,392)
Fulton Financial Corp	55,915	(1,048,406)
M&T Bank Corp	15,360	(2,473,574)
Nasdaq Inc	10,801	(837,834)
People’s United Financial Inc	133,959	(2,430,016)
Principal Financial Group Inc	24,800	(1,595,632)
Prudential Financial Inc	13,849	(1,472,426)
Realty Income Corp REIT	14,126	(807,866)
Simon Property Group Inc REIT	14,478	(2,331,103)
SL Green Realty Corp REIT	9,750	(987,870)
T Rowe Price Group Inc	21,795	(1,975,717)
The Travelers Cos Inc	12,872	(1,577,077)
Torchmark Corp	18,922	(1,515,463)
Unum Group	5,400	(276,102)
US Bancorp	39,088	(2,094,726)
Webster Financial Corp	21,723	(1,141,544)
Welltower Inc REIT	50,763	(3,567,624)
WR Berkley Corp	10,230	(682,750)

		(39,304,192)

Industrial - (2.9%)

Amphenol Corp ‘A’	13,250	(1,121,480)
Canadian National Railway Co (NYSE) (Canada)	39,992	(3,313,337)
Cummins Inc	5,529	(929,038)

	Shares	Value
Donaldson Co Inc	25,087	($1,152,497)
Emerson Electric Co	33,030	(2,075,605)
Johnson Controls International PLC	54,050	(2,177,674)
Lockheed Martin Corp	16,050	(4,980,155)
Packaging Corp of America	5,809	(666,176)
Sonoco Products Co	13,820	(697,219)
The Boeing Co	11,342	(2,883,250)
United Parcel Service Inc ‘B’	11,251	(1,351,133)
United Technologies Corp	11,723	(1,360,806)

		(22,708,370)

Technology - (1.8%)

Applied Materials Inc	33,260	(1,732,513)
Intel Corp	71,999	(2,741,722)
Lam Research Corp	7,455	(1,379,473)
salesforce.com Inc	29,779	(2,781,954)
Seagate Technology PLC	48,603	(1,612,162)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	20,500	(769,775)
Western Digital Corp	24,023	(2,075,587)
Xilinx Inc	23,332	(1,652,606)

		(14,745,792)

Utilities - (2.1%)

Ameren Corp	13,830	(799,927)
Consolidated Edison Inc	39,882	(3,217,680)
Dominion Energy Inc	42,862	(3,297,374)
National Fuel Gas Co	13,458	(761,857)
PPL Corp	2,973	(112,825)
SCANA Corp	14,033	(680,460)
Sempra Energy	24,651	(2,813,419)
The Southern Co	76,282	(3,748,498)
WEC Energy Group Inc	16,221	(1,018,354)

		(16,450,394)

Total Common Stocks (Proceeds $187,497,297)		(199,676,466)

TOTAL SECURITIES SOLD SHORT - (25.1%)
(Proceeds $187,497,297)		($199,676,466)

Notes to Schedule of Investments

(a)	As of September 30, 2017, $450,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of September 30, 2017, the total value of securities out on loan was $184,807,096, and the cash collateral was $188,174,650 (See Note 6 in Supplemental Notes to Schedule of Investments).

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/17)	29	$3,625,646	$3,648,345	$22,699

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$988,841,093	$988,841,093	$-	$-
	Short-Term Investment	7,519,597	-	7,519,597	-
	Derivatives:
	Equity Contracts
	Futures	22,699	22,699	-	-

	Total Assets	996,383,389	988,863,792	7,519,597	-

Liabilities	Common Stocks - Short	(199,676,466)	(199,676,466)	-	-

	Total Liabilities	(199,676,466)	(199,676,466)	-	-

	Total	$796,706,923	$789,187,326	$7,519,597	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 2.3%

DowDuPont Inc	201,966	$13,982,106
PPG Industries Inc	174,580	18,969,863

		32,951,969

Communications - 13.5%

Alphabet Inc ‘C’ *	63,753	61,146,140
Cisco Systems Inc	629,410	21,167,058
Comcast Corp ‘A’	1,073,290	41,300,199
Facebook Inc ‘A’ *	211,007	36,054,766
Snap Inc ‘A’ *	264,420	3,844,667
Verizon Communications Inc	483,562	23,931,484

		187,444,314

Consumer, Cyclical - 7.7%

AutoZone Inc *	39,891	23,739,533
Delphi Automotive PLC	183,580	18,064,272
Fastenal Co	162,370	7,400,825
Lowe’s Cos Inc	226,380	18,096,817
McDonald’s Corp	155,570	24,374,708
Whirlpool Corp	86,410	15,937,460

		107,613,615

Consumer, Non-Cyclical - 24.6%

Boston Scientific Corp *	452,220	13,191,257
Celgene Corp *	207,700	30,286,814
Equifax Inc	31,140	3,300,529
Express Scripts Holding Co *	251,026	15,894,966
Gilead Sciences Inc	231,680	18,770,714
Merck & Co Inc	656,340	42,025,450
Mondelez International Inc ‘A’	526,370	21,402,204
Mylan NV *	250,680	7,863,832
Nielsen Holdings PLC	371,450	15,396,603
PayPal Holdings Inc *	291,320	18,653,220
PepsiCo Inc	337,850	37,646,625
Philip Morris International Inc	238,393	26,464,007
S&P Global Inc	120,801	18,882,404
Stryker Corp	96,700	13,733,334
The Kraft Heinz Co	273,130	21,181,232
UnitedHealth Group Inc	168,250	32,951,762
Valeant Pharmaceuticals International Inc (NYSE) *	275,440	3,947,055

		341,592,008

Energy - 6.2%

Magellan Midstream Partners LP	377,180	26,802,411
Phillips 66	135,831	12,443,478
Schlumberger Ltd	208,060	14,514,265
Suncor Energy Inc (NYSE) (Canada)	932,870	32,678,436

		86,438,590

Financial - 20.6%

American Express Co	324,320	29,337,987
Berkshire Hathaway Inc ‘B’ *	182,810	33,512,729
Brighthouse Financial Inc *	26,107	1,587,306
Citigroup Inc	624,881	45,453,844
CME Group Inc ‘A’	144,010	19,539,277
Discover Financial Services	212,396	13,695,294
Intercontinental Exchange Inc	304,540	20,921,898
Marsh & McLennan Cos Inc	188,025	15,758,375
MetLife Inc	287,180	14,919,001
Mid-America Apartment Communities Inc REIT	100,430	10,733,958
SunTrust Banks Inc	241,420	14,429,673
The Bank of New York Mellon Corp	409,700	21,722,294

	Shares	Value
The Progressive Corp	372,770	$18,049,524
US Bancorp	353,960	18,968,717
Ventas Inc REIT	117,110	7,627,374

		286,257,251

Industrial - 9.6%

Agilent Technologies Inc	135,950	8,727,990
Canadian National Railway Co (NYSE) (Canada)	224,455	18,596,097
Canadian Pacific Railway Ltd (NYSE) (Canada)	107,550	18,071,627
General Electric Co	1,201,130	29,043,323
Johnson Controls International PLC	319,313	12,865,121
Lockheed Martin Corp	87,360	27,106,934
Republic Services Inc	58,650	3,874,419
Vulcan Materials Co	79,035	9,452,586
Waste Connections Inc (Canada)	85,044	5,949,678

		133,687,775

Technology - 10.5%

Amdocs Ltd	350,305	22,531,617
Apple Inc	464,224	71,546,203
Applied Materials Inc	382,540	19,926,509
Cerner Corp *	170,860	12,185,735
Maxim Integrated Products Inc	148,370	7,078,733
Western Digital Corp	142,648	12,324,787

		145,593,584

Utilities - 3.2%

National Grid PLC (United Kingdom)	1,324,077	16,399,415
PG&E Corp	410,130	27,925,752

		44,325,167

Total Common Stocks (Cost $1,089,628,628)		1,365,904,273

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $14,617,727; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $14,913,012)	$14,617,581	14,617,581

Total Short-Term Investment (Cost $14,617,581)		14,617,581

TOTAL INVESTMENTS - 99.3% (Cost $1,104,246,209)		1,380,521,854

OTHER ASSETS & LIABILITIES, NET - 0.7%		9,448,078

NET ASSETS - 100.0%		$1,389,969,932

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$32,951,969	$32,951,969	$-	$-
	Communications	187,444,314	187,444,314	-	-
	Consumer, Cyclical	107,613,615	107,613,615	-	-
	Consumer, Non-Cyclical	341,592,008	341,592,008	-	-
	Energy	86,438,590	86,438,590	-	-
	Financial	286,257,251	286,257,251	-	-
	Industrial	133,687,775	133,687,775	-	-
	Technology	145,593,584	145,593,584	-	-
	Utilities	44,325,167	27,925,752	16,399,415	-

	Total Common Stocks	1,365,904,273	1,349,504,858	16,399,415	-

	Short-Term Investment	14,617,581	-	14,617,581	-

	Total	$1,380,521,854	$1,349,504,858	$31,016,996	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 5.5%

Albemarle Corp	61,133	$8,333,039
Celanese Corp ‘A’	54,487	5,681,360
CF Industries Holdings Inc	224,029	7,876,860
Newmont Mining Corp	228,600	8,574,786
Steel Dynamics Inc	182,611	6,294,601
Westlake Chemical Corp	101,366	8,422,501
Wheaton Precious Metals Corp (NYSE) (Canada)	74,800	1,427,932

		46,611,079

Communications - 4.7%

Arista Networks Inc *	51,135	9,695,707
DISH Network Corp ‘A’ *	66,659	3,614,918
eBay Inc *	119,858	4,609,739
Expedia Inc	32,443	4,669,845
IAC/InterActiveCorp *	45,900	5,396,922
Match Group Inc *	256,964	5,958,995
Palo Alto Networks Inc *	17,877	2,576,076
Proofpoint Inc *	43,960	3,834,191

		40,356,393

Consumer, Cyclical - 12.5%

Allison Transmission Holdings Inc	106,498	3,996,870
American Eagle Outfitters Inc	323,025	4,619,257
Brunswick Corp	80,568	4,509,391
Chipotle Mexican Grill Inc *	13,323	4,101,219
Darden Restaurants Inc	52,291	4,119,485
DR Horton Inc	116,414	4,648,411
Hilton Grand Vacations Inc *	157,578	6,087,238
Lear Corp	30,411	5,263,536
Mohawk Industries Inc *	22,603	5,594,468
NVR Inc *	717	2,047,035
Polaris Industries Inc	41,821	4,375,731
PulteGroup Inc	111,894	3,058,063
PVH Corp	26,695	3,365,172
Ross Stores Inc	87,794	5,668,859
Royal Caribbean Cruises Ltd	67,177	7,963,162
Six Flags Entertainment Corp	76,806	4,680,558
Skechers U.S.A. Inc ‘A’ *	190,751	4,785,943
Tenneco Inc	53,604	3,252,155
Texas Roadhouse Inc	61,593	3,026,680
Thor Industries Inc	115,056	14,486,701
Ulta Beauty Inc *	9,591	2,168,141
Vail Resorts Inc	23,488	5,358,082

		107,176,157

Consumer, Non-Cyclical - 19.0%

ABIOMED Inc *	166,549	28,080,162
Align Technology Inc *	16,586	3,089,474
Alkermes PLC *	35,843	1,822,258
AMERCO	9,818	3,680,768
BioMarin Pharmaceutical Inc *	46,662	4,342,832
Conagra Brands Inc	87,720	2,959,673
Edwards Lifesciences Corp *	69,801	7,629,947
Hologic Inc *	158,072	5,799,662
Hormel Foods Corp	119,999	3,856,768
Humana Inc	18,711	4,558,561
Illumina Inc *	22,191	4,420,447
Incyte Corp *	28,845	3,367,365
Ionis Pharmaceuticals Inc *	44,363	2,249,204
LendingTree Inc *	12,355	3,020,180
Live Nation Entertainment Inc *	169,062	7,362,650
ManpowerGroup Inc	72,283	8,516,383
MarketAxess Holdings Inc	22,358	4,125,275
Molina Healthcare Inc *	113,107	7,777,237
Monster Beverage Corp *	103,776	5,733,624

	Shares	Value
NuVasive Inc *	52,577	$2,915,921
Robert Half International Inc	94,344	4,749,277
S&P Global Inc	52,651	8,229,878
Supernus Pharmaceuticals Inc *	123,154	4,926,160
Teleflex Inc	17,960	4,345,781
The Clorox Co	29,859	3,938,701
The Cooper Cos Inc	11,167	2,647,807
The Hershey Co	19,207	2,096,828
Tyson Foods Inc ‘A’	117,117	8,250,893
United Rentals Inc *	51,501	7,145,249
Universal Health Services Inc ‘B’	6,277	696,370

		162,335,335

Energy - 5.3%

Andeavor	33,740	3,480,281
Devon Energy Corp	270,813	9,941,545
Energen Corp *	121,580	6,647,994
Marathon Petroleum Corp	134,960	7,568,557
Newfield Exploration Co *	58,048	1,722,284
Oceaneering International Inc	179,360	4,711,787
Parsley Energy Inc ‘A’ *	50,812	1,338,388
Patterson-UTI Energy Inc	111,109	2,326,623
RPC Inc	173,653	4,304,858
TechnipFMC PLC * (United Kingdom)	128,367	3,584,007

		45,626,324

Financial - 15.9%

Affiliated Managers Group Inc	16,865	3,201,483
Arch Capital Group Ltd *	41,450	4,082,825
Axis Capital Holdings Ltd	35,442	2,031,181
CBOE Holdings Inc	51,982	5,594,823
Citizens Financial Group Inc	378,130	14,319,783
Comerica Inc	137,884	10,515,034
Cousins Properties Inc REIT	793,317	7,409,581
Ellie Mae Inc *	34,567	2,838,988
EPR Properties REIT	113,107	7,888,082
Host Hotels & Resorts Inc REIT	456,956	8,449,116
KeyCorp	467,220	8,793,080
Lamar Advertising Co ‘A’ REIT	130,770	8,961,668
Lincoln National Corp	59,862	4,398,660
Omega Healthcare Investors Inc REIT	121,030	3,862,067
Outfront Media Inc REIT	322,403	8,118,108
Senior Housing Properties Trust REIT	272,597	5,329,271
SunTrust Banks Inc	176,972	10,577,616
T Rowe Price Group Inc	33,133	3,003,506
Unum Group	66,365	3,393,243
Voya Financial Inc	226,629	9,040,231
White Mountains Insurance Group Ltd	5,140	4,404,980

		136,213,326

Industrial - 15.2%

Aerojet Rocketdyne Holdings Inc *	216,962	7,595,840
AGCO Corp	62,587	4,617,043
BWX Technologies Inc	152,109	8,521,146
Coherent Inc *	19,914	4,683,175
Dycom Industries Inc *	69,807	5,995,025
Harris Corp	63,680	8,385,383
Hexcel Corp	91,110	5,231,536
Huntington Ingalls Industries Inc	34,898	7,902,303
Keysight Technologies Inc *	215,375	8,972,523
Martin Marietta Materials Inc	30,645	6,319,918
Masco Corp	118,517	4,623,348
Norfolk Southern Corp	57,354	7,584,493
Old Dominion Freight Line Inc	37,802	4,162,378
Owens Corning	77,229	5,973,663
Parker-Hannifin Corp	33,170	5,805,414
Rockwell Automation Inc	24,904	4,438,142
Textron Inc	126,891	6,836,887
The Timken Co	110,222	5,351,278
Universal Display Corp	29,841	3,845,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Vulcan Materials Co	46,079	$5,511,048
Xylem Inc	129,381	8,103,132

		130,458,688

Technology - 15.9%

Analog Devices Inc	52,305	4,507,122
Aspen Technology Inc *	31,491	1,977,950
athenahealth Inc *	24,368	3,030,404
CSRA Inc	224,740	7,252,360
DXC Technology Co	339,103	29,122,166
Electronic Arts Inc *	14,540	1,716,592
Fiserv Inc *	52,606	6,784,070
IPG Photonics Corp *	59,831	11,072,325
Jack Henry & Associates Inc	64,035	6,582,158
Lam Research Corp	46,455	8,596,033
Micron Technology Inc *	141,832	5,578,252
ON Semiconductor Corp *	261,036	4,821,335
Red Hat Inc *	48,067	5,328,708
Science Applications International Corp	94,697	6,330,494
ServiceNow Inc *	42,849	5,036,043
Skyworks Solutions Inc	71,730	7,309,287
Take-Two Interactive Software Inc *	39,459	4,033,894
Veeva Systems Inc ‘A’ *	64,782	3,654,353
Western Digital Corp	54,343	4,695,235
Workday Inc ‘A’ *	40,465	4,264,606
Xilinx Inc	61,127	4,329,625

		136,023,012

Utilities - 5.8%

American Water Works Co Inc	140,691	11,383,309
Atmos Energy Corp	191,575	16,061,648
CMS Energy Corp	46,143	2,137,344
ONE Gas Inc	88,521	6,518,686
Xcel Energy Inc	290,888	13,764,820

		49,865,807

Total Common Stocks (Cost $715,625,714)		854,666,121

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $8,026,641; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $8,187,942)	$8,026,560	$8,026,560

Total Short-Term Investment (Cost $8,026,560)		8,026,560

TOTAL INVESTMENTS - 100.7% (Cost $723,652,274)		862,692,681

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(5,624,077)

NET ASSETS - 100.0%		$857,068,604

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$854,666,121	$854,666,121	$-	$-
	Short-Term Investment	8,026,560	-	8,026,560	-

	Total	$862,692,681	$854,666,121	$8,026,560	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 1.1%

Axalta Coating Systems Ltd *	153,247	$4,431,903

Communications - 6.8%

Arista Networks Inc *	25,386	4,813,440
GrubHub Inc *	180,017	9,479,695
MercadoLibre Inc (Argentina)	34,652	8,972,442
Pandora Media Inc *	631,481	4,862,404

		28,127,981

Consumer, Cyclical - 24.3%

BorgWarner Inc	198,906	10,189,954
Burberry Group PLC (United Kingdom)	234,625	5,539,856
Chipotle Mexican Grill Inc *	12,015	3,698,578
Duluth Holdings Inc ‘B’ *	78,189	1,586,455
Dunkin’ Brands Group Inc	146,313	7,766,294
Fastenal Co	295,728	13,479,282
Lululemon Athletica Inc *	115,952	7,218,012
Norwegian Cruise Line Holdings Ltd *	101,921	5,508,830
Polaris Industries Inc	105,637	11,052,799
The Scotts Miracle-Gro Co	41,942	4,082,634
Tiffany & Co	100,817	9,252,984
Tractor Supply Co	154,429	9,773,812
Under Armour Inc ‘C’ *	58,027	871,566
WABCO Holdings Inc *	33,128	4,902,944
Williams-Sonoma Inc	109,511	5,460,219

		100,384,219

Consumer, Non-Cyclical - 29.0%

ABIOMED Inc *	12,977	2,187,922
ACADIA Pharmaceuticals Inc *	168,837	6,360,090
Align Technology Inc *	34,370	6,402,100
BioMarin Pharmaceutical Inc *	69,464	6,465,014
Blue Buffalo Pet Products Inc *	185,110	5,247,869
CoStar Group Inc *	43,787	11,745,863
Edwards Lifesciences Corp *	78,572	8,588,705
Intuitive Surgical Inc * ‡	14,772	15,449,739
Jazz Pharmaceuticals PLC *	28,134	4,114,598
Laboratory Corp of America Holdings *	40,722	6,147,800
MarketAxess Holdings Inc	19,704	3,635,585
Pacira Pharmaceuticals Inc *	58,003	2,178,013
Snyder’s-Lance Inc	127,751	4,872,423
Sprouts Farmers Market Inc *	218,548	4,102,146
Square Inc ‘A’ *	161,631	4,656,589
The Hain Celestial Group Inc *	134,904	5,551,300
The Hershey Co	23,208	2,533,617
TransUnion *	117,940	5,573,844
Zoetis Inc	215,951	13,769,036

		119,582,253

Energy - 2.3%

Cabot Oil & Gas Corp	174,591	4,670,309
Cimarex Energy Co	41,613	4,730,150

		9,400,459

Financial - 8.4%

CME Group Inc ‘A’	78,497	10,650,473
Ellie Mae Inc *	36,964	3,035,853
First Republic Bank	76,821	8,024,722
Northern Trust Corp	55,656	5,116,456
Oaktree Capital Group LLC	73,831	3,473,748
Signature Bank *	35,395	4,531,976

		34,833,228

	Shares	Value
Industrial - 13.1%

Allegion PLC	56,859	$4,916,598
AO Smith Corp	97,875	5,816,711
Expeditors International of Washington Inc	141,849	8,491,081
Fortune Brands Home & Security Inc	90,080	6,056,078
Harris Corp	46,940	6,181,059
IDEX Corp	60,615	7,362,904
Kansas City Southern	9,548	1,037,677
Trimble Inc *	239,862	9,414,583
Wabtec Corp	60,190	4,559,393

		53,836,084

Technology - 12.8%

Electronic Arts Inc *	102,166	12,061,718
Guidewire Software Inc *	71,538	5,569,949
Maxim Integrated Products Inc	121,121	5,778,683
Microchip Technology Inc	92,381	8,293,966
Red Hat Inc *	75,627	8,384,009
ServiceNow Inc *	82,819	9,733,717
Tyler Technologies Inc *	16,490	2,874,537

		52,696,579

Total Common Stocks (Cost $325,962,946)		403,292,706

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $9,456,972; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $9,650,812)	$9,456,878	9,456,878

Total Short-Term Investment (Cost $9,456,878)		9,456,878

TOTAL INVESTMENTS - 100.1% (Cost $335,419,824)		412,749,584

DERIVATIVES - 0.1%
(See Notes (b) and (c) in Notes to Schedule of Investments)		442,787

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(855,696)

NET ASSETS - 100.0%		$412,336,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of September 30, 2017, an investment with a value of $26,147 was fully or partially segregated with the broker(s)/custodian as collateral for open option contracts.

(b)	Purchased options outstanding as of September 30, 2017 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - Russell 2000	1,450.00	11/17/17	CME	160	$23,853,776	$226,006	$225,600

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Kansas City Southern (12/17)	$115.00	12/15/17	CME	48	$521,664	$8,018	$8,400

			Counter- party
Put - SPDR S&P MidCap 400 ETF Trust (11/17)	320.00	11/17/17	CIT	1,361	44,413,513	376,997	376,997

Total Options on Securities						$385,015	$385,397

Total Purchased Options						$611,021	$610,997

(c)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - Sprouts Farmers Market Inc (10/17)	$22.50	10/20/17	CME	430	$807,110	$131,559	($161,250)
Put - Kansas City Southern (12/17)	100.00	12/15/17	CME	48	521,664	7,582	(6,960)

						$139,141	($168,210)

Total Written Options						$139,141	($168,210)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$4,431,903	$4,431,903	$-	$-
	Communications	28,127,981	28,127,981	-	-
	Consumer, Cyclical	100,384,219	94,844,363	5,539,856	-
	Consumer, Non-Cyclical	119,582,253	119,582,253	-	-
	Energy	9,400,459	9,400,459	-	-
	Financial	34,833,228	34,833,228	-	-
	Industrial	53,836,084	53,836,084	-	-
	Technology	52,696,579	52,696,579	-	-

	Total Common Stocks	403,292,706	397,752,850	5,539,856	-

	Short-Term Investment	9,456,878	-	9,456,878	-
	Derivatives:
	Equity Contracts
	Purchased Options	610,997	-	610,997	-

	Total Assets	413,360,581	397,752,850	15,607,731	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(168,210)	-	(168,210)	-

	Total Liabilities	(168,210)	-	(168,210)	-

	Total	$413,192,371	$397,752,850	$15,439,521	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 2.2%

FMC Corp	85,114	$7,601,531
PPG Industries Inc	42,310	4,597,405
Steel Dynamics Inc	528,870	18,230,149
Valvoline Inc	424,819	9,962,005

		40,391,090

Communications - 3.7%

CBS Corp ‘B’	136,809	7,934,922
eBay Inc *	423,284	16,279,503
Expedia Inc	70,981	10,217,005
IAC/InterActiveCorp *	176,090	20,704,662
Omnicom Group Inc	47,180	3,494,622
The Interpublic Group of Cos Inc	394,177	8,194,940

		66,825,654

Consumer, Cyclical - 6.4%

Advance Auto Parts Inc	61,910	6,141,472
American Airlines Group Inc	201,078	9,549,194
BorgWarner Inc	320,388	16,413,477
Brunswick Corp	196,649	11,006,445
Delta Air Lines Inc	163,800	7,898,436
Hasbro Inc	72,460	7,077,168
Lear Corp	46,284	8,010,835
PACCAR Inc	91,128	6,592,199
Southwest Airlines Co	169,445	9,485,531
Tenneco Inc	99,534	6,038,728
United Continental Holdings Inc *	139,103	8,468,591
WABCO Holdings Inc *	77,815	11,516,620
WESCO International Inc *	139,233	8,110,322

		116,309,018

Consumer, Non-Cyclical - 8.9%

Boston Scientific Corp *	604,182	17,623,989
Bruker Corp	181,200	5,390,700
Cardinal Health Inc	140,189	9,381,448
Coca-Cola European Partners PLC (United Kingdom)	263,164	10,952,886
DaVita Inc *	137,329	8,155,969
ICON PLC *	59,917	6,823,348
Laboratory Corp of America Holdings *	138,578	20,921,121
ManpowerGroup Inc	235,655	27,764,872
Moody’s Corp	55,521	7,729,079
Nielsen Holdings PLC	176,012	7,295,697
Robert Half International Inc	412,645	20,772,549
Universal Health Services Inc ‘B’	108,187	12,002,266
Zimmer Biomet Holdings Inc	67,071	7,853,343

		162,667,267

Energy - 8.1%

Anadarko Petroleum Corp	186,016	9,086,882
Andeavor	171,350	17,674,752
Cimarex Energy Co	47,277	5,373,977
Diamondback Energy Inc *	235,802	23,099,164
Energen Corp *	357,748	19,561,661
EQT Corp	235,400	15,357,496
Marathon Petroleum Corp	238,678	13,385,062
Newfield Exploration Co *	305,864	9,074,985
Parsley Energy Inc ‘A’ *	574,110	15,122,057
Pioneer Natural Resources Co	56,063	8,271,535
RSP Permian Inc *	297,559	10,292,566

		146,300,137

Financial - 31.6%

Air Lease Corp	207,700	8,852,174
Alleghany Corp *	39,596	21,936,580
American Assets Trust Inc REIT	187,337	7,450,393

	Shares	Value
American Homes 4 Rent ‘A’ REIT	284,644	$6,179,621
Aon PLC	159,434	23,293,307
BB&T Corp	190,934	8,962,442
Boston Properties Inc REIT	215,338	26,460,734
Discover Financial Services	420,796	27,132,926
Douglas Emmett Inc REIT	338,083	13,327,232
Duke Realty Corp REIT	271,492	7,824,400
E*TRADE Financial Corp *	232,128	10,123,102
East West Bancorp Inc	421,871	25,219,448
Equity Residential REIT	160,816	10,602,599
Essex Property Trust Inc REIT	30,614	7,776,874
Fifth Third Bancorp	719,305	20,126,154
Huntington Bancshares Inc	1,938,306	27,058,752
KeyCorp	497,285	9,358,904
Kilroy Realty Corp REIT	79,912	5,683,342
Kimco Realty Corp REIT	324,575	6,345,441
Loews Corp	332,664	15,921,299
Marsh & McLennan Cos Inc	208,011	17,433,402
Navient Corp	708,617	10,643,427
Raymond James Financial Inc	338,168	28,517,708
Regency Centers Corp REIT	218,788	13,573,608
Regions Financial Corp	915,997	13,950,634
Reinsurance Group of America Inc	181,655	25,346,322
SL Green Realty Corp REIT	249,926	25,322,502
SLM Corp *	1,422,090	16,311,372
State Street Corp	138,369	13,219,774
SunTrust Banks Inc	441,112	26,365,264
Synchrony Financial	397,876	12,354,050
TD Ameritrade Holding Corp	203,075	9,910,060
The Allstate Corp	202,266	18,590,268
Torchmark Corp	96,066	7,693,926
Unum Group	499,832	25,556,410
WR Berkley Corp	195,437	13,043,465
XL Group Ltd (Bermuda)	185,243	7,307,836

		574,775,752

Industrial - 19.5%

AMETEK Inc	296,697	19,593,870
Arrow Electronics Inc *	328,519	26,416,213
Belden Inc	75,151	6,051,910
Berry Global Group Inc *	274,012	15,522,780
Cemex SAB de CV ADR * (Mexico)	870,857	7,907,382
Crown Holdings Inc *	336,424	20,091,241
Cummins Inc	70,556	11,855,525
Curtiss-Wright Corp	98,516	10,298,863
Eaton Corp PLC	184,356	14,156,697
EnerSys	89,522	6,192,237
Flex Ltd *	1,218,082	20,183,619
Fluor Corp	142,771	6,010,659
Graphic Packaging Holding Co	889,909	12,414,230
Harris Corp	277,657	36,561,874
Hubbell Inc	47,007	5,453,752
Huntington Ingalls Industries Inc	44,955	10,179,610
Ingersoll-Rand PLC	163,918	14,616,568
Jabil Inc	181,176	5,172,575
L3 Technologies Inc	39,320	7,409,068
Masco Corp	576,926	22,505,883
Spirit AeroSystems Holdings Inc ‘A’	134,775	10,474,713
Stanley Black & Decker Inc	120,304	18,162,295
TE Connectivity Ltd	213,259	17,713,292
Textron Inc	221,481	11,933,396
The Timken Co	194,926	9,463,657
WestRock Co	161,934	9,186,516

		355,528,425

Technology - 11.8%

Activision Blizzard Inc	466,357	30,084,690
Amdocs Ltd	453,809	29,188,995
Cognizant Technology Solutions Corp ‘A’	93,265	6,765,443
DXC Technology Co	281,433	24,169,466

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Fidelity National Information Services Inc	276,535	$25,825,604
Hewlett Packard Enterprise Co	523,472	7,700,273
HP Inc	744,072	14,851,677
Leidos Holdings Inc	172,454	10,212,726
Marvell Technology Group Ltd (Bermuda)	554,169	9,919,625
Microsemi Corp *	177,002	9,112,063
NetApp Inc	197,428	8,639,449
NetEase Inc ADR (China)	44,397	11,712,372
ON Semiconductor Corp *	630,419	11,643,839
Skyworks Solutions Inc	74,629	7,604,695
Western Digital Corp	87,484	7,558,618

		214,989,535

Utilities - 6.0%

Alliant Energy Corp	461,422	19,181,313
Edison International	243,681	18,804,863
Great Plains Energy Inc	197,284	5,977,705
PG&E Corp	307,647	20,947,684
Pinnacle West Capital Corp	236,756	20,020,087
Portland General Electric Co	236,754	10,805,453
Xcel Energy Inc	298,859	14,142,008

		109,879,113

Total Common Stocks (Cost $1,545,256,633)		1,787,665,991

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $28,449,816; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $29,019,636)	$28,449,532	28,449,532

Total Short-Term Investment (Cost $28,449,532)		28,449,532

TOTAL INVESTMENTS - 99.8% (Cost $1,573,706,165)		1,816,115,523

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,725,201

NET ASSETS - 100.0%		$1,819,840,724

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,787,665,991	$1,787,665,991	$-	$-
	Short-Term Investment	28,449,532	-	28,449,532	-

	Total	$1,816,115,523	$1,787,665,991	$28,449,532	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Basic Materials - 5.0%

A Schulman Inc	32,563	$1,112,026
Aceto Corp	7,924	88,987
AdvanSix Inc *	1,110	44,122
AgroFresh Solutions Inc *	5,619	39,502
AK Steel Holding Corp *	84,005	469,588
Allegheny Technologies Inc *	28,869	689,969
American Vanguard Corp	7,501	171,773
Calgon Carbon Corp	12,591	269,447
Carpenter Technology Corp	12,300	590,769
Century Aluminum Co *	12,358	204,896
Clearwater Paper Corp *	4,369	215,173
Cleveland-Cliffs Inc *	78,454	560,946
Coeur Mining Inc *	40,374	371,037
Commercial Metals Co	30,318	576,952
Compass Minerals International Inc	816	52,958
CSW Industrials Inc *	2,280	101,118
Detour Gold Corp * (Canada)	142,100	1,567,057
Fairmount Santrol Holdings Inc *	4,992	23,862
Ferroglobe Representation & Warranty Insurance Trust * " ±	20,210	-
GCP Applied Technologies Inc *	19,075	585,602
Gold Resource Corp	14,225	53,344
Hawkins Inc	2,007	81,886
HB Fuller Co	3,189	185,153
Hecla Mining Co	104,897	526,583
Ingevity Corp *	34,700	2,167,709
Innophos Holdings Inc	5,015	246,688
Innospec Inc	6,358	391,971
Intrepid Potash Inc *	25,145	109,632
Kaiser Aluminum Corp	4,336	447,215
Klondex Mines Ltd * (Canada)	33,376	121,489
Kraton Corp *	6,097	246,563
Landec Corp *	162,990	2,110,720
Materion Corp	5,282	227,918
Minerals Technologies Inc	24,284	1,715,665
Neenah Paper Inc	797	68,183
OceanaGold Corp (Australia)	619,000	1,870,270
Oil-Dri Corp of America	1,294	63,315
OMNOVA Solutions Inc *	3,865	42,322
Orchids Paper Products Co	2,379	33,496
PH Glatfelter Co	11,589	225,406
Rayonier Advanced Materials Inc	4,443	60,869
Reliance Steel & Aluminum Co	17,300	1,317,741
Ryerson Holding Corp *	4,245	46,058
Schnitzer Steel Industries Inc ‘A’	6,935	195,220
Schweitzer-Mauduit International Inc	6,571	272,434
Sensient Technologies Corp	16,836	1,295,025
Shiloh Industries Inc *	1,572	16,349
Smart Sand Inc *	579	3,926
Stepan Co	1,951	163,221
Tronox Ltd ‘A’	17,608	371,529
United States Lime & Minerals Inc	517	43,428
US Silica Holdings Inc	8,424	261,734
Valhi Inc	7,390	17,958
Verso Corp ‘A’ *	8,658	44,069
Versum Materials Inc	91,923	3,568,451

		26,349,324

Communications - 2.3%

1-800-Flowers.com Inc ‘A’ *	4,933	48,590
Acacia Communications Inc *	472	22,231
ADTRAN Inc	12,627	303,048
ATN International Inc	2,784	146,717
Bankrate Inc *	12,554	175,128
Beasley Broadcast Group Inc ‘A’	1,280	14,976
Blucora Inc *	9,103	230,306

	Shares	Value
Calix Inc *	10,779	$54,434
Cars.com Inc *	19,165	509,981
Carvana Co *	3,202	47,005
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	21,983	89,031
ChannelAdvisor Corp *	483	5,555
Cincinnati Bell Inc *	11,300	224,305
Clear Channel Outdoor Holdings Inc ‘A’	9,848	45,793
Comtech Telecommunications Corp	6,183	126,937
Consolidated Communications Holdings Inc	7,924	151,190
Daily Journal Corp *	303	66,239
DHI Group Inc *	13,164	34,226
DigitalGlobe Inc *	16,443	579,616
Entercom Communications Corp ‘A’	7,749	88,726
Finisar Corp *	16,275	360,817
Frontier Communications Corp	20,906	246,482
FTD Cos Inc *	4,538	59,176
Gannett Co Inc	30,492	274,428
General Communication Inc ‘A’ *	428	17,458
Global Eagle Entertainment Inc *	12,677	43,355
Globalstar Inc *	43,775	71,353
Gray Television Inc *	6,019	94,498
Harmonic Inc *	21,037	64,163
Hawaiian Telcom Holdco Inc *	1,540	45,923
Hemisphere Media Group Inc *	4,053	48,433
Houghton Mifflin Harcourt Co *	8,499	102,413
IDT Corp ‘B’	1,993	28,061
Infinera Corp *	38,401	340,617
Intelsat SA *	9,205	43,264
Iridium Communications Inc *	22,615	232,935
KVH Industries Inc *	3,842	45,912
Lands’ End Inc *	3,559	46,979
Leaf Group Ltd *	3,081	21,259
Limelight Networks Inc *	10,911	43,317
Liquidity Services Inc *	6,242	36,828
Lumos Networks Corp *	1,595	28,582
MDC Partners Inc ‘A’ *	10,276	113,036
Meredith Corp	10,536	584,748
MSG Networks Inc ‘A’ *	15,876	336,571
NeoPhotonics Corp *	8,834	49,117
NETGEAR Inc *	8,553	407,123
New Media Investment Group Inc	13,798	204,072
Oclaro Inc *	5,918	51,072
ORBCOMM Inc *	59,652	624,556
Overstock.com Inc *	2,240	66,528
Perficient Inc *	8,347	164,186
Preformed Line Products Co	848	57,070
QuinStreet Inc *	9,162	67,341
RealNetworks Inc *	6,918	33,206
Saga Communications Inc ‘A’	1,080	49,248
Salem Media Group Inc	3,378	22,295
Scholastic Corp	7,491	278,665
Sonus Networks Inc *	12,753	97,560
Spok Holdings Inc	4,790	73,527
TechTarget Inc *	3,578	42,721
Telenav Inc *	3,895	24,733
The EW Scripps Co ‘A’ *	15,345	293,243
The Meet Group Inc *	15,433	56,176
The New York Times Co ‘A’	6,257	122,637
The Rubicon Project Inc *	12,323	47,936
Time Inc	26,683	360,221
TiVo Corp	31,229	619,896
Townsquare Media Inc ‘A’ *	2,375	23,750
tronc Inc *	2,175	31,603
Value Line Inc	347	6,114
VASCO Data Security International Inc *	7,476	90,086
ViaSat Inc *	13,377	860,409
Viavi Solutions Inc *	38,102	360,445
West Corp	9,649	226,462
WideOpenWest Inc *	3,515	53,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Windstream Holdings Inc	50,290	$89,013
XO Group Inc *	1,760	34,619

		11,883,278

Consumer, Cyclical - 9.2%

Abercrombie & Fitch Co ‘A’	18,180	262,519
Acushnet Holdings Corp	6,188	109,899
AMC Entertainment Holdings Inc ‘A’	14,708	216,208
America’s Car-Mart Inc *	1,319	54,244
American Axle & Manufacturing Holdings Inc *	22,289	391,841
American Eagle Outfitters Inc	42,654	609,952
Anixter International Inc *	7,727	656,795
Ascena Retail Group Inc *	45,930	112,528
At Home Group Inc *	312	7,126
AV Homes Inc *	3,194	54,777
Barnes & Noble Education Inc *	10,046	65,399
Barnes & Noble Inc	15,840	120,384
Bassett Furniture Industries Inc	2,642	99,603
Beacon Roofing Supply Inc *	4,150	212,687
Beazer Homes USA Inc *	8,380	157,041
Belmond Ltd ‘A’ * (United Kingdom)	23,321	318,332
Big 5 Sporting Goods Corp	5,301	40,553
Biglari Holdings Inc *	263	87,655
Blue Bird Corp *	980	20,188
BMC Stock Holdings Inc *	16,275	347,471
Boot Barn Holdings Inc *	3,444	30,652
Boyd Gaming Corp	2,096	54,601
Brinker International Inc	9,300	296,298
BRP Inc (Canada)	122,053	3,947,954
Build-A-Bear Workshop Inc *	3,820	34,953
Caesars Acquisition Co ‘A’ *	13,088	280,738
Caesars Entertainment Corp *	13,101	174,898
Caleres Inc	55,025	1,679,363
Callaway Golf Co	24,519	353,809
Carrols Restaurant Group Inc *	9,202	100,302
Century Casinos Inc *	5,578	45,795
Century Communities Inc *	4,848	119,746
Chico’s FAS Inc	33,622	300,917
Citi Trends Inc	3,607	71,671
Clarus Corp *	5,244	39,330
Columbia Sportswear Co	4,916	302,727
CompX International Inc	655	9,989
Conn’s Inc *	4,922	138,554
Cooper Tire & Rubber Co	13,869	518,701
Cooper-Standard Holdings Inc *	3,654	423,754
Crocs Inc *	5,629	54,601
Daktronics Inc	3,532	37,333
Dana Inc	19,947	557,718
Deckers Outdoor Corp *	7,766	531,272
Del Frisco’s Restaurant Group Inc *	5,839	84,957
Del Taco Restaurants Inc *	8,884	136,281
Delta Apparel Inc *	1,851	39,815
Denny’s Corp *	4,537	56,486
Dillard’s Inc ‘A’	3,664	205,440
DineEquity Inc	1,675	71,991
Drive Shack Inc	8,649	31,223
DSW Inc ‘A’	17,523	376,394
El Pollo Loco Holdings Inc *	5,321	64,650
Empire Resorts Inc *	404	9,029
Eros International PLC * (India)	3,619	51,752
Escalade Inc	2,600	35,360
Essendant Inc	9,832	129,487
Ethan Allen Interiors Inc	6,584	213,322
Express Inc *	20,851	140,953
EZCORP Inc ‘A’ *	13,439	127,670
Fiesta Restaurant Group Inc *	6,553	124,507
FirstCash Inc	10,231	646,088
Flexsteel Industries Inc	2,011	101,958
Fogo De Chao Inc *	2,482	30,777

	Shares	Value
Fossil Group Inc *	12,003	$111,988
Foundation Building Materials Inc *	2,935	41,501
Fred’s Inc ‘A’	9,248	59,557
G-III Apparel Group Ltd *	11,361	329,696
Gaia Inc *	2,212	26,544
Genesco Inc *	5,143	136,804
Gentherm Inc *	2,117	78,647
GNC Holdings Inc ‘A’	18,079	159,818
Golden Entertainment Inc *	2,064	50,320
Green Brick Partners Inc *	6,163	61,014
Group 1 Automotive Inc	5,198	376,647
Guess? Inc	15,677	266,979
Haverty Furniture Cos Inc	4,951	129,469
Hawaiian Holdings Inc *	1,353	50,805
Herman Miller Inc	2,371	85,119
Hibbett Sports Inc *	5,796	82,593
Hovnanian Enterprises Inc ‘A’ *	26,025	50,228
Huttig Building Products Inc *	1,515	10,696
Iconix Brand Group Inc *	13,753	78,255
ILG Inc	25,724	687,602
Interface Inc	1,601	35,062
International Speedway Corp ‘A’	6,631	238,716
J Alexander’s Holdings Inc *	3,508	40,693
Jack in the Box Inc	1,527	155,632
JC Penney Co Inc *	82,678	315,003
Johnson Outdoors Inc ‘A’	1,259	92,259
KB Home	17,159	413,875
Kimball International Inc ‘B’	1,214	24,001
Kirkland’s Inc *	4,056	46,360
Knoll Inc	899	17,980
La Quinta Holdings Inc *	17,126	299,705
La-Z-Boy Inc	16,541	444,953
LCI Industries	25,700	2,977,345
LGI Homes Inc *	1,618	78,586
Libbey Inc	6,059	56,106
Liberty TripAdvisor Holdings Inc ‘A’ *	18,833	232,588
Lifetime Brands Inc	2,531	46,317
M/I Homes Inc *	91,147	2,436,359
MarineMax Inc *	2,758	45,645
Marriott Vacations Worldwide Corp	681	84,805
MDC Holdings Inc	6,618	219,784
Meritage Homes Corp *	9,563	424,597
Meritor Inc *	22,234	578,306
Miller Industries Inc	2,641	73,816
Mobile Mini Inc	11,655	401,515
Modine Manufacturing Co *	13,229	254,658
Monarch Casino & Resort Inc *	2,801	110,724
Motorcar Parts of America Inc *	4,987	146,917
Movado Group Inc	4,057	113,596
NACCO Industries Inc ‘A’	1,074	92,149
National CineMedia Inc	16,915	118,067
Navistar International Corp *	12,395	546,248
Nexeo Solutions Inc *	6,816	49,757
Office Depot Inc	136,355	619,052
Oxford Industries Inc	2,631	167,174
Party City Holdco Inc *	6,912	93,658
PC Connection Inc	2,911	82,061
PCM Inc *	1,579	22,106
Penn National Gaming Inc *	19,696	460,689
Perry Ellis International Inc *	3,272	77,416
PetIQ Inc *	302	8,178
PICO Holdings Inc *	5,155	86,088
Pier 1 Imports Inc	22,261	93,274
Pinnacle Entertainment Inc *	4,257	90,717
Potbelly Corp *	4,551	56,432
RCI Hospitality Holdings Inc	2,151	53,237
Reading International Inc ‘A’ *	3,379	53,118
Red Lion Hotels Corp *	4,218	36,486
Red Robin Gourmet Burgers Inc *	207	13,869
Regis Corp *	9,490	135,422

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Ruby Tuesday Inc *	14,765	$31,597
Rush Enterprises Inc ‘A’ *	4,116	190,530
Rush Enterprises Inc ‘B’ *	771	33,631
ScanSource Inc *	6,532	285,122
Sears Holdings Corp *	2,222	16,221
Sequential Brands Group Inc *	9,967	29,801
Shoe Carnival Inc	2,989	66,894
SkyWest Inc	13,452	590,543
Sonic Automotive Inc ‘A’	6,636	135,374
Sonic Corp	4,407	112,158
Spartan Motors Inc	3,666	40,509
Speedway Motorsports Inc	3,203	68,224
Spirit Airlines Inc *	114,800	3,835,468
Standard Motor Products Inc	2,179	105,137
Steelcase Inc ‘A’	4,415	67,991
Superior Industries International Inc	6,659	110,872
Systemax Inc	620	16,387
Tailored Brands Inc	9,034	130,451
The Buckle Inc	7,814	131,666
The Cato Corp ‘A’	5,944	78,639
The Container Store Group Inc *	3,510	14,777
The Finish Line Inc ‘A’	10,691	128,613
The Marcus Corp	777	21,523
The New Home Co Inc *	3,054	34,083
Thor Industries Inc	23,289	2,932,318
Tilly’s Inc ‘A’	3,289	39,435
Titan International Inc	242,398	2,460,340
Titan Machinery Inc *	4,908	76,221
Tower International Inc	5,240	142,528
TRI Pointe Group Inc *	37,087	512,171
Triton International Ltd * (Bermuda)	11,589	385,682
Unifi Inc *	4,120	146,796
UniFirst Corp	4,056	614,484
Vera Bradley Inc *	5,211	45,909
Veritiv Corp *	3,082	100,165
Vista Outdoor Inc *	15,186	348,367
Vitamin Shoppe Inc *	5,629	30,115
VOXX International Corp *	5,134	43,896
Wabash National Corp	10,997	250,952
Wesco Aircraft Holdings Inc *	15,042	141,395
Weyco Group Inc	1,660	47,111
William Lyon Homes ‘A’ *	5,293	121,686
Winnebago Industries Inc	18,903	845,909
Zoe’s Kitchen Inc *	4,016	50,722
Zumiez Inc *	4,675	84,617

		48,661,431

Consumer, Non-Cyclical - 9.7%

AAC Holdings Inc *	3,264	32,412
Aaron’s Inc	16,718	729,406
Abeona Therapeutics Inc *	6,510	110,996
ABM Industries Inc	7,197	300,187
Acacia Research Corp *	13,790	62,745
Accelerate Diagnostics Inc *	491	11,023
Acceleron Pharma Inc *	1,487	55,495
ACCO Brands Corp *	28,281	336,544
Achillion Pharmaceuticals Inc *	31,414	141,049
Acorda Therapeutics Inc *	9,783	231,368
Adamas Pharmaceuticals Inc *	1,918	40,604
Adtalem Global Education Inc	16,361	586,542
Advaxis Inc *	848	3,545
Agenus Inc *	2,238	9,870
AGT Food & Ingredients Inc (Canada)	34,600	677,719
Aileron Therapeutics Inc *	644	8,617
Akcea Therapeutics Inc *	912	25,235
Alder Biopharmaceuticals Inc *	13,553	166,024
Alico Inc	851	29,062
Almost Family Inc *	2,566	137,794
AMAG Pharmaceuticals Inc *	9,111	168,098
American Public Education Inc *	4,097	86,242

	Shares	Value
American Renal Associates Holdings Inc *	343	$5,135
Analogic Corp	3,369	282,154
AngioDynamics Inc *	9,774	167,038
Anika Therapeutics Inc *	692	40,136
Aratana Therapeutics Inc *	987	6,050
ARC Document Solutions Inc *	10,757	43,996
Ardelyx Inc *	8,851	49,566
Array BioPharma Inc *	5,632	69,274
Ascent Capital Group Inc ‘A’ *	2,906	37,894
Atara Biotherapeutics Inc *	6,812	112,739
Athenex Inc *	463	8,107
Audentes Therapeutics Inc *	345	9,663
B. Riley Financial Inc	5,506	93,877
Bellicum Pharmaceuticals Inc *	2,143	24,752
BioCryst Pharmaceuticals Inc *	3,624	18,990
Biohaven Pharmaceutical Holding Co Ltd *	345	12,896
BioScrip Inc *	24,400	67,100
BioTime Inc *	20,211	57,399
Bluebird Bio Inc *	7,311	1,004,166
Bridgepoint Education Inc *	643	6,173
Cadiz Inc *	5,449	69,202
CAI International Inc *	2,207	66,916
Cal-Maine Foods Inc *	8,246	338,911
Calyxt Inc *	450	11,021
Cambium Learning Group Inc *	2,839	18,823
Capella Education Co	200	14,030
Cara Therapeutics Inc *	1,042	14,265
Career Education Corp *	17,600	182,864
Carriage Services Inc	2,508	64,205
Cascadian Therapeutics Inc *	8,979	36,724
CBIZ Inc *	13,389	217,571
Celldex Therapeutics Inc *	32,507	92,970
Cempra Inc *	12,096	39,312
Central Garden & Pet Co *	2,512	97,566
Central Garden & Pet Co ‘A’ *	8,335	309,979
Cerus Corp *	4,163	11,365
Chimerix Inc *	12,237	64,244
Clearside Biomedical Inc *	2,454	21,448
Collegium Pharmaceutical Inc *	5,768	60,506
Community Health Systems Inc *	25,188	193,444
Concert Pharmaceuticals Inc *	2,459	36,270
ConforMIS Inc *	7,059	24,848
CONMED Corp	7,255	380,670
Corvus Pharmaceuticals Inc *	2,224	35,451
CRA International Inc	2,138	87,765
Cross Country Healthcare Inc *	5,055	71,933
CryoLife Inc *	2,663	60,450
CSS Industries Inc	2,269	65,393
Dairy Crest Group PLC (United Kingdom)	345,800	2,847,226
Darling Ingredients Inc *	43,186	756,619
Dean Foods Co	22,968	249,892
Dermira Inc *	1,866	50,382
Diplomat Pharmacy Inc *	12,471	258,274
Dova Pharmaceuticals Inc *	290	7,041
Dynavax Technologies Corp *	14,667	315,340
Editas Medicine Inc *	2,635	63,266
Emerald Expositions Events Inc	3,718	86,406
Emergent BioSolutions Inc *	4,515	182,632
Enanta Pharmaceuticals Inc *	4,030	188,604
Ennis Inc	6,766	132,952
Enzo Biochem Inc *	413	4,324
Epizyme Inc *	3,042	57,950
EVERTEC Inc	2,430	38,516
Exactech Inc *	2,882	94,962
Farmer Brothers Co *	2,354	77,329
Fate Therapeutics Inc *	7,662	30,342
Five Prime Therapeutics Inc *	7,301	298,684
FONAR Corp *	191	5,826
Franklin Covey Co *	484	9,825
Fresh Del Monte Produce Inc	8,416	382,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
FTI Consulting Inc *	10,296	$365,302
G1 Therapeutics Inc *	429	10,678
Genocea Biosciences Inc *	1,111	1,622
GrainCorp Ltd ‘A’ (Australia)	127,620	818,714
Great Lakes Dredge & Dock Corp *	13,747	66,673
Haemonetics Corp *	2,688	120,611
Halyard Health Inc *	12,398	558,282
Heidrick & Struggles International Inc	4,809	101,710
Helen of Troy Ltd *	3,939	381,689
Heron Therapeutics Inc *	1,762	28,456
Hertz Global Holdings Inc *	14,345	320,754
Hill-Rom Holdings Inc	39,482	2,921,668
HMS Holdings Corp *	2,937	58,329
Horizon Pharma PLC *	43,212	547,928
Hostess Brands Inc *	20,062	274,047
Huron Consulting Group Inc *	5,669	194,447
ICF International Inc *	4,693	253,187
ICU Medical Inc *	1,184	220,046
Idera Pharmaceuticals Inc *	2,289	5,104
Immune Design Corp *	3,960	40,986
Immunomedics Inc *	16,879	235,968
Impax Laboratories Inc *	19,364	393,089
Information Services Group Inc *	4,153	16,695
Ingles Markets Inc ‘A’	3,794	97,506
Insmed Inc *	2,687	83,861
Integer Holdings Corp *	8,226	420,760
Intellia Therapeutics Inc *	3,832	95,225
Inter Parfums Inc	2,385	98,381
Intra-Cellular Therapies Inc *	9,113	143,803
Invacare Corp	8,363	131,717
Iovance Biotherapeutics Inc *	13,090	101,448
K12 Inc *	8,976	160,132
Kala Pharmaceuticals Inc *	440	10,050
Karyopharm Therapeutics Inc *	7,039	77,288
Kelly Services Inc ‘A’	8,012	201,021
Kindred Biosciences Inc *	5,957	46,762
Kindred Healthcare Inc	22,303	151,660
Korn/Ferry International	13,605	536,445
Lannett Co Inc *	7,464	137,711
Lantheus Holdings Inc *	514	9,149
Laureate Education Inc ‘A’ *	9,507	138,327
LHC Group Inc *	269	19,077
Liberty Tax Inc	1,776	25,574
Limoneira Co	2,175	50,395
LivaNova PLC *	12,900	903,774
LSC Communications Inc	8,879	146,592
Luminex Corp	6,171	125,456
MacroGenics Inc *	6,364	117,607
Magellan Health Inc *	1,659	143,172
Maple Leaf Foods Inc (Canada)	198,000	5,396,898
McGrath RentCorp	86,594	3,788,487
MediciNova Inc *	1,122	7,147
Medpace Holdings Inc *	1,969	62,811
Meridian Bioscience Inc	1,233	17,632
Merrimack Pharmaceuticals Inc	1,145	16,648
Mersana Therapeutics Inc *	450	7,781
MGP Ingredients Inc	434	26,313
Minerva Neurosciences Inc *	1,006	7,646
Miragen Therapeutics Inc *	547	5,005
Momenta Pharmaceuticals Inc *	14,870	275,095
MoneyGram International Inc *	7,047	113,527
MyoKardia Inc *	415	17,783
Myriad Genetics Inc *	17,057	617,122
NanoString Technologies Inc *	3,364	54,362
NantKwest Inc *	8,162	44,728
National HealthCare Corp	2,998	187,585
National Research Corp ‘A’	229	8,633
Natural Grocers by Vitamin Cottage Inc *	2,842	15,858
Nature’s Sunshine Products Inc	2,599	26,380
Navigant Consulting Inc *	12,265	207,524

	Shares	Value
Neff Corp ‘A’ *	216	$5,400
Neos Therapeutics Inc *	343	3,138
Novavax Inc *	47,024	53,607
Novelion Therapeutics Inc * (Canada)	3,877	27,255
Nymox Pharmaceutical Corp * (Canada)	4,501	17,194
Obalon Therapeutics Inc *	865	8,243
Omega Protein Corp	6,022	100,266
OraSure Technologies Inc *	843	18,968
Orthofix International NV *	3,726	176,054
Otonomy Inc *	7,551	24,541
Owens & Minor Inc	16,143	471,376
PDL BioPharma Inc *	40,862	138,522
Pendrell Corp *	2,757	18,830
PharMerica Corp *	7,871	230,620
Phibro Animal Health Corp ‘A’	374	13,857
Portola Pharmaceuticals Inc *	1,087	58,731
Protagonist Therapeutics Inc *	1,410	24,915
Prothena Corp PLC * (Ireland)	2,309	149,554
PTC Therapeutics Inc *	2,129	42,601
Quad/Graphics Inc	3,612	81,667
Quotient Ltd *	2,619	12,912
Recro Pharma Inc *	3,309	29,715
REGENXBIO Inc *	5,323	175,393
Rent-A-Center Inc	11,087	127,279
Resources Connection Inc	7,854	109,171
Retrophin Inc *	10,242	254,923
Revlon Inc ‘A’ *	2,151	52,807
Rockwell Medical Inc *	1,009	8,637
RPX Corp *	11,742	155,934
RR Donnelley & Sons Co	12,601	129,790
RTI Surgical Inc *	3,420	15,561
Sanderson Farms Inc	5,312	857,994
Sarepta Therapeutics Inc *	3,646	165,383
SciClone Pharmaceuticals Inc *	9,207	103,118
SEACOR Marine Holdings Inc *	4,198	65,657
Seneca Foods Corp ‘A’ *	1,954	67,413
ServiceSource International Inc *	6,053	20,943
Sienna Biopharmaceuticals Inc *	319	7,098
Sientra Inc *	3,761	57,919
Smart & Final Stores Inc *	5,953	46,731
Snyder’s-Lance Inc	22,859	871,842
SP Plus Corp *	3,229	127,546
SpartanNash Co	10,059	265,256
Spectrum Pharmaceuticals Inc *	20,849	293,345
Stemline Therapeutics Inc *	4,914	54,545
STERIS PLC	42,652	3,770,437
Sucampo Pharmaceuticals Inc ‘A’ *	1,154	13,617
SUPERVALU Inc *	10,188	221,589
Syndax Pharmaceuticals Inc *	181	2,118
Team Inc *	4,298	57,378
Tejon Ranch Co *	4,055	85,561
Tetraphase Pharmaceuticals Inc *	13,089	89,529
Textainer Group Holdings Ltd *	7,265	124,595
The Andersons Inc	7,158	245,161
The Chefs’ Warehouse Inc *	499	9,631
The Ensign Group Inc	5,328	120,360
The Medicines Co *	1,359	50,337
The Providence Service Corp *	542	29,311
Tivity Health Inc *	3,272	133,498
Tootsie Roll Industries Inc	1,433	54,454
Travelport Worldwide Ltd	26,649	418,389
Trevena Inc *	13,874	35,379
Triple-S Management Corp ‘B’ *	4,933	116,813
TrueBlue Inc *	10,177	228,474
United Natural Foods Inc *	13,472	560,300
Universal Corp	6,584	377,263
Utah Medical Products Inc	142	10,444
Vector Group Ltd	14,118	289,002
Vectrus Inc *	2,285	70,469
Viad Corp	2,107	128,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Village Super Market Inc ‘A’	2,173	$53,760
Voyager Therapeutics Inc *	3,936	81,042
Weight Watchers International Inc *	422	18,378
Weis Markets Inc	2,538	110,403
Zogenix Inc *	1,682	58,954

		51,215,867

Diversified - 0.0%

HRG Group Inc *	1,664	25,975
Wins Finance Holdings Inc * ±	378	79,380

		105,355

Energy - 6.6%

Abraxas Petroleum Corp *	2,968	5,580
Adams Resources & Energy Inc	638	26,477
Approach Resources Inc *	11,181	28,064
Arch Coal Inc ‘A’	5,578	400,166
Archrock Inc	18,451	231,560
Atwood Oceanics Inc *	20,300	190,617
Basic Energy Services Inc *	4,658	89,899
Bill Barrett Corp *	20,477	87,846
Bonanza Creek Energy Inc *	5,043	166,369
Bristow Group Inc	8,524	79,699
C&J Energy Services Inc *	12,175	364,885
California Resources Corp *	11,573	121,054
Callon Petroleum Co *	53,631	602,812
CARBO Ceramics Inc *	6,354	54,835
Clean Energy Fuels Corp *	36,562	90,674
Cloud Peak Energy Inc *	19,933	72,955
Contango Oil & Gas Co *	6,144	30,904
CVR Energy Inc	4,007	103,781
Delek US Holdings Inc	20,722	553,899
Denbury Resources Inc *	107,200	143,648
Diamond Offshore Drilling Inc *	17,399	252,285
Dril-Quip Inc *	9,969	440,131
Earthstone Energy Inc ‘A’ *	4,670	51,323
Eclipse Resources Corp *	23,157	57,892
Energen Corp *	71,700	3,920,556
Energy XXI Gulf Coast Inc *	6,685	69,123
Ensco PLC ‘A’	81,016	483,666
EP Energy Corp ‘A’ *	9,516	31,022
Era Group Inc *	4,832	54,070
Exterran Corp *	8,421	266,188
Flotek Industries Inc *	13,389	62,259
Forum Energy Technologies Inc *	18,476	293,768
Frank’s International NV	13,464	103,942
FutureFuel Corp	6,603	103,931
Gastar Exploration Inc *	25,899	22,781
Geospace Technologies Corp *	3,338	59,483
Green Plains Inc	10,235	206,235
Gulf Island Fabrication Inc	3,405	43,243
Halcon Resources Corp *	33,517	227,916
Hallador Energy Co	3,918	22,411
Helix Energy Solutions Group Inc *	43,850	324,051
Hunting PLC * (United Kingdom)	581,515	3,701,880
Independence Contract Drilling Inc *	8,607	32,707
Jones Energy Inc ‘A’ *	11,506	22,092
Keane Group Inc *	538	8,974
Key Energy Services Inc *	2,681	35,309
Mammoth Energy Services Inc *	1,844	31,090
Matrix Service Co *	6,835	103,892
McDermott International Inc *	75,360	547,867
Midstates Petroleum Co Inc *	3,051	47,413
MRC Global Inc *	23,385	409,004
Natural Gas Services Group Inc *	34,812	988,661
Newpark Resources Inc *	22,257	222,570
Noble Corp PLC *	63,733	293,172
NOW Inc *	28,436	392,701
Oasis Petroleum Inc *	62,560	570,547
Oil States International Inc *	164,898	4,180,164

	Shares	Value
Pacific Ethanol Inc *	11,049	$61,322
Panhandle Oil & Gas Inc ‘A’	1,917	45,625
Par Pacific Holdings Inc *	5,102	106,122
Parker Drilling Co *	35,326	38,859
Pattern Energy Group Inc	14,800	356,680
PDC Energy Inc *	17,523	859,153
Peabody Energy Corp *	16,526	479,419
Penn Virginia Corp *	417	16,672
PHI Inc *	3,296	38,761
Pioneer Energy Services Corp *	18,770	47,863
ProPetro Holding Corp *	2,269	32,560
Ramaco Resources Inc *	1,860	12,332
Ranger Energy Services Inc *	1,089	16,008
Renewable Energy Group Inc *	10,157	123,408
Resolute Energy Corp *	5,503	163,384
REX American Resources Corp *	1,577	147,970
Ring Energy Inc *	724	10,491
Rosehill Resources Inc *	635	5,226
Rowan Cos PLC ‘A’ *	280,827	3,608,627
SandRidge Energy Inc *	9,403	188,906
SEACOR Holdings Inc *	4,224	194,769
SemGroup Corp ‘A’	17,670	508,012
SilverBow Resources Inc *	1,492	36,629
SRC Energy Inc *	47,211	456,530
Stone Energy Corp *	5,240	152,274
SunCoke Energy Inc *	17,134	156,605
Sunrun Inc *	22,960	127,428
Superior Energy Services Inc *	40,333	430,756
TerraForm Global Inc ‘A’ *	24,377	115,791
TerraForm Power Inc ‘A’ *	21,739	287,390
Tesco Corp *	11,689	63,705
TETRA Technologies Inc *	30,888	88,340
Thermon Group Holdings Inc *	8,525	153,365
Trecora Resources *	5,285	70,290
Ultra Petroleum Corp *	47,219	409,389
Unit Corp *	123,510	2,541,836
Vivint Solar Inc *	7,243	24,626
W&T Offshore Inc *	23,953	73,057
Warrior Met Coal Inc	4,481	105,617
Westmoreland Coal Co *	3,675	9,371
WildHorse Resource Development Corp *	5,387	71,755
Willbros Group Inc *	10,143	32,660

		34,599,626

Financial - 35.0%

1st Source Corp	4,298	218,338
Acadia Realty Trust REIT	21,836	624,946
Access National Corp	52,177	1,495,393
ACNB Corp	1,550	42,935
AG Mortgage Investment Trust Inc REIT	7,555	145,358
Agree Realty Corp REIT	7,334	359,953
Aircastle Ltd	12,435	277,176
Alexander & Baldwin Inc	12,360	572,639
Alexander’s Inc REIT	27	11,450
Allegiance Bancshares Inc *	913	33,598
Altisource Residential Corp REIT	13,224	146,919
Ambac Financial Group Inc *	12,080	208,501
American Assets Trust Inc REIT	6,834	271,788
American Equity Investment Life Holding Co	22,920	666,514
American National Bankshares Inc	2,178	89,734
Ameris Bancorp	2,333	111,984
AMERISAFE Inc	5,091	296,296
Ames National Corp	2,249	67,133
AmTrust Financial Services Inc	22,692	305,434
Anworth Mortgage Asset Corp REIT	25,647	154,138
Apollo Commercial Real Estate Finance Inc REIT	27,999	507,062
Ares Commercial Real Estate Corp REIT	7,536	100,304
Argo Group International Holdings Ltd	7,699	473,489
Arlington Asset Investment Corp ‘A’	6,028	76,736

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Armada Hoffler Properties Inc REIT	1,583	$21,861
ARMOUR Residential REIT Inc	10,852	291,919
Arrow Financial Corp	3,224	110,741
ASB Bancorp Inc *	729	32,878
Ashford Hospitality Prime Inc REIT	6,978	66,291
Ashford Hospitality Trust Inc REIT	20,459	136,462
Aspen Insurance Holdings Ltd (Bermuda)	50,480	2,039,392
Associated Capital Group Inc ‘A’	1,454	51,908
Astoria Financial Corp	24,782	532,813
Atlantic Capital Bancshares Inc *	4,568	82,909
Atlas Financial Holdings Inc *	1,296	24,494
Baldwin & Lyons Inc ‘B’	2,451	55,270
Banc of California Inc	11,653	241,800
BancFirst Corp	4,470	253,673
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	7,921	233,194
BancorpSouth Inc	22,623	725,067
Bank Mutual Corp	11,187	113,548
Bank of Commerce Holdings	3,976	45,724
Bank of Marin Bancorp	1,582	108,367
BankFinancial Corp	3,976	63,179
Bankwell Financial Group Inc	1,261	46,581
Banner Corp	8,747	536,016
Bar Harbor Bankshares	4,069	127,604
BCB Bancorp Inc	2,644	36,884
Bear State Financial Inc	4,641	47,617
Beneficial Bancorp Inc	18,280	303,448
Berkshire Hills Bancorp Inc	10,439	404,511
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,715	28,212
Blue Hills Bancorp Inc	3,349	64,301
Bluerock Residential Growth REIT Inc	6,386	70,629
BofI Holding Inc *	9,181	261,383
Boston Private Financial Holdings Inc	21,837	361,402
Brandywine Realty Trust REIT	239,700	4,192,353
Bridge Bancorp Inc	5,104	173,281
Brookline Bancorp Inc	19,944	309,132
Bryn Mawr Bank Corp	26,553	1,163,021
BSB Bancorp Inc *	1,757	52,622
Byline Bancorp Inc *	1,365	29,020
C&F Financial Corp	817	44,935
Cadence BanCorp *	2,322	53,220
California First National Bancorp	582	10,534
Camden National Corp	4,072	177,702
Capital Bank Financial Corp ‘A’	7,604	312,144
Capital City Bank Group Inc	2,857	68,597
Capitol Federal Financial Inc	34,085	501,050
Capstar Financial Holdings Inc *	1,614	31,602
Capstead Mortgage Corp REIT	25,731	248,304
CareTrust REIT Inc	1,544	29,398
Carolina Financial Corp	1,148	41,190
CatchMark Timber Trust Inc ‘A’ REIT	10,338	130,362
Cathay General Bancorp	20,224	813,005
CBL & Associates Properties Inc REIT	45,209	379,304
Cedar Realty Trust Inc REIT	21,620	121,504
CenterState Bank Corp	14,423	386,536
Central Pacific Financial Corp	6,724	216,378
Central Valley Community Bancorp	2,594	57,846
Century Bancorp Inc ‘A’	814	65,201
Charter Financial Corp	2,639	48,901
Chatham Lodging Trust REIT	10,302	219,639
Chemical Financial Corp	147,913	7,729,933
Chemung Financial Corp	951	44,792
Cherry Hill Mortgage Investment Corp REIT	3,190	57,739
Chesapeake Lodging Trust REIT	15,587	420,381
Citizens & Northern Corp	3,345	82,153
Citizens Inc *	12,229	89,883
City Holding Co	4,011	288,431
City Office REIT Inc	6,756	93,030
Civista Bancshares Inc	2,566	57,324

	Shares	Value
Clifton Bancorp Inc	5,316	$88,884
Clipper Realty Inc REIT	3,772	40,398
CNB Financial Corp	3,868	105,674
CNO Financial Group Inc	44,580	1,040,497
CoBiz Financial Inc	8,851	173,834
Codorus Valley Bancorp Inc	2,178	66,886
Columbia Banking System Inc	161,964	6,820,304
Commerce Union Bancshares Inc	1,799	41,701
Community Bank System Inc	12,890	712,173
Community Bankers Trust Corp *	5,503	50,628
Community Healthcare Trust Inc REIT	3,552	95,762
Community Trust Bancorp Inc	4,054	188,511
ConnectOne Bancorp Inc	5,898	145,091
Consolidated-Tomoka Land Co	173	10,392
CorEnergy Infrastructure Trust Inc REIT	3,282	116,019
County Bancorp Inc	1,198	36,000
Cousins Properties Inc REIT	110,651	1,033,480
Cowen Inc *	6,685	118,993
Crawford & Co ‘B’	723	8,647
CU Bancorp *	3,772	146,259
Customers Bancorp Inc *	7,349	239,724
CVB Financial Corp	27,491	664,457
CYS Investments Inc REIT	39,984	345,462
DiamondRock Hospitality Co REIT	52,717	577,251
Dime Community Bancshares Inc	8,417	180,966
DNB Financial Corp	786	27,667
Donegal Group Inc ‘A’	2,272	36,647
Dynex Capital Inc REIT	12,257	89,108
Eagle Bancorp Inc *	1,657	111,102
Easterly Government Properties Inc REIT	10,074	208,230
Education Realty Trust Inc REIT	19,400	697,042
eHealth Inc *	428	10,225
Elevate Credit Inc *	3,579	21,868
Ellington Residential Mortgage REIT	2,715	39,422
EMC Insurance Group Inc	2,290	64,464
Employers Holdings Inc	8,457	384,371
Encore Capital Group Inc *	6,356	281,571
Enova International Inc *	6,132	82,475
Enstar Group Ltd * (Bermuda)	2,955	657,044
Entegra Financial Corp *	1,691	42,190
Enterprise Bancorp Inc	2,566	93,171
Enterprise Financial Services Corp	6,010	254,524
Equity Bancshares Inc ‘A’ *	1,799	64,008
ESSA Bancorp Inc	2,513	39,454
Evans Bancorp Inc	1,223	52,834
Farmers & Merchants Bancorp Inc	2,264	82,523
Farmers Capital Bank Corp	1,969	82,796
Farmers National Banc Corp	6,418	96,591
Farmland Partners Inc REIT	8,809	79,633
FB Financial Corp *	1,658	62,540
FBL Financial Group Inc ‘A’	2,638	196,531
FCB Financial Holdings Inc ‘A’ *	9,383	453,199
Federal Agricultural Mortgage Corp ‘C’	2,310	168,029
Federated National Holding Co	2,839	44,317
Fidelity & Guaranty Life	3,080	95,634
Fidelity Southern Corp	5,844	138,152
Financial Institutions Inc	3,735	107,568
First Bancorp NC	6,521	224,388
First BanCorp PR *	50,203	257,039
First Bancorp Inc	2,598	78,745
First Busey Corp	10,114	317,175
First Business Financial Services Inc	2,095	47,661
First Citizens BancShares Inc ‘A’	1,973	737,685
First Commonwealth Financial Corp	25,312	357,659
First Community Bancshares Inc	4,443	129,336
First Connecticut Bancorp Inc	2,913	77,923
First Defiance Financial Corp	2,698	141,618
First Financial Bancorp	16,453	430,246
First Financial Bankshares Inc	5,860	264,872
First Financial Corp	2,834	134,898

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
First Financial Northwest Inc	1,881	$31,958
First Foundation Inc *	5,010	89,629
First Guaranty Bancshares Inc	995	26,805
First Horizon National Corp	360,000	6,894,000
First Industrial Realty Trust Inc REIT	24,414	734,617
First Internet Bancorp	1,528	49,354
First Interstate BancSystem Inc ‘A’	6,914	264,461
First Merchants Corp	10,913	468,495
First Mid-Illinois Bancshares Inc	2,735	105,024
First Midwest Bancorp Inc	27,131	635,408
First Northwest Bancorp *	2,802	47,914
First Potomac Realty Trust REIT	15,313	170,587
Flagstar Bancorp Inc *	5,605	198,865
Flushing Financial Corp	7,403	220,017
FNB Bancorp	1,349	45,758
FNFV Group *	16,175	277,401
Forestar Group Inc *	9,248	159,066
Four Corners Property Trust Inc REIT	5,036	125,497
Franklin Financial Network Inc *	2,283	81,389
Franklin Street Properties Corp REIT	27,953	296,861
FRP Holdings Inc *	1,654	74,844
Fulton Financial Corp	45,595	854,906
GAIN Capital Holdings Inc	9,881	63,140
GAMCO Investors Inc ‘A’	868	25,832
Genworth Financial Inc ‘A’ *	131,910	507,854
German American Bancorp Inc	35,066	1,333,560
Getty Realty Corp REIT	8,126	232,485
Glacier Bancorp Inc	109,082	4,118,936
Gladstone Commercial Corp REIT	7,107	158,273
Global Indemnity Ltd * (Cayman)	2,151	91,202
Global Medical REIT Inc	4,090	36,728
Global Net Lease Inc REIT	17,619	385,680
Government Properties Income Trust REIT	20,990	393,982
Gramercy Property Trust REIT	34,161	1,033,370
Granite Point Mortgage Trust Inc REIT	2,542	47,612
Great Ajax Corp REIT	4,522	63,715
Great Southern Bancorp Inc	2,854	158,825
Great Western Bancorp Inc	15,751	650,201
Green Bancorp Inc *	4,559	107,820
Greene County Bancorp Inc	220	6,611
Greenhill & Co Inc	6,943	115,254
Greenlight Capital Re Ltd ‘A’ *	7,957	172,269
Griffin Industrial Realty Inc	211	7,670
Guaranty Bancorp	5,054	140,501
Hallmark Financial Services Inc *	3,691	42,853
Hamilton Lane Inc ‘A’	1,403	37,671
Hancock Holding Co	22,228	1,076,947
Hanmi Financial Corp	8,370	259,052
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	13,261	323,171
HarborOne Bancorp Inc *	1,810	34,046
HCI Group Inc	976	37,332
Healthcare Realty Trust Inc REIT	32,408	1,048,075
Heartland Financial USA Inc	6,560	324,064
Heritage Commerce Corp	8,860	126,078
Heritage Financial Corp	7,857	231,782
Heritage Insurance Holdings Inc	6,070	80,185
Hersha Hospitality Trust REIT	10,104	188,642
Highwoods Properties Inc REIT	29,600	1,541,864
Hilltop Holdings Inc	19,265	500,890
Hingham Institution for Savings	187	35,580
Home Bancorp Inc	1,550	64,821
Home BancShares Inc	8,170	206,038
HomeStreet Inc *	6,363	171,801
HomeTrust Bancshares Inc *	4,395	112,732
Hope Bancorp Inc	34,481	610,659
Horace Mann Educators Corp	85,708	3,372,610
Horizon Bancorp	5,698	166,211
Howard Bancorp Inc *	1,837	38,393
IBERIABANK Corp	13,314	1,093,745

	Shares	Value
Impac Mortgage Holdings Inc *	2,598	$33,930
Independence Holding Co	1,496	37,774
Independence Realty Trust Inc REIT	17,979	182,846
Independent Bank Corp MA	7,074	528,074
Independent Bank Corp MI	5,510	124,802
Independent Bank Group Inc	4,744	286,063
Infinity Property & Casualty Corp	2,455	231,261
InfraREIT Inc	11,119	248,732
International Bancshares Corp	14,518	582,172
INTL. FCStone Inc *	3,999	153,242
Invesco Mortgage Capital Inc REIT	29,972	513,420
Investar Holding Corp	1,483	35,740
Investment Technology Group Inc	7,444	164,810
Investors Bancorp Inc	68,138	929,402
Investors Real Estate Trust REIT	32,762	200,176
Investors Title Co	97	17,370
iStar Inc REIT *	18,283	215,739
James River Group Holdings Ltd	5,783	239,879
Jernigan Capital Inc REIT	3,332	68,473
Kearny Financial Corp	22,446	344,546
Kemper Corp	10,470	554,910
Kennedy-Wilson Holdings Inc	10,477	194,348
Kingstone Cos Inc	2,568	41,858
Kite Realty Group Trust REIT	21,964	444,771
KKR Real Estate Finance Trust Inc	2,871	60,406
Ladder Capital Corp REIT	20,028	275,986
Ladenburg Thalmann Financial Services Inc	25,519	73,495
Lakeland Bancorp Inc	11,986	244,514
Lakeland Financial Corp	109,975	5,357,982
LaSalle Hotel Properties REIT	30,051	872,080
LCNB Corp	2,237	46,865
LegacyTexas Financial Group Inc	7,297	291,296
LendingClub Corp *	7,364	44,847
Lexington Realty Trust REIT	57,244	585,034
LTC Properties Inc REIT	110,749	5,202,988
Macatawa Bank Corp	6,736	69,111
Mack-Cali Realty Corp REIT	24,080	570,937
Maiden Holdings Ltd	16,670	132,527
MainSource Financial Group Inc	6,605	236,855
Malvern Bancorp Inc *	1,700	45,475
Marlin Business Services Corp	1,547	44,476
MB Financial Inc	19,722	887,884
MBIA Inc *	33,310	289,797
MBT Financial Corp	4,706	51,531
MedEquities Realty Trust Inc REIT	5,907	69,407
Medley Management Inc ‘A’	1,158	7,122
Mercantile Bank Corp	4,231	147,662
Meridian Bancorp Inc	10,852	202,390
Meta Financial Group Inc	2,151	168,638
MGIC Investment Corp *	97,745	1,224,745
Middlefield Banc Corp	700	32,270
Midland States Bancorp Inc	3,835	121,493
MidSouth Bancorp Inc	3,161	38,090
MidWestOne Financial Group Inc	2,994	101,077
Monmouth Real Estate Investment Corp REIT	15,147	245,230
MTGE Investment Corp REIT	12,297	238,562
MutualFirst Financial Inc	1,636	62,904
National Bank Holdings Corp ‘A’	4,337	154,788
National Bankshares Inc	1,768	79,472
National Commerce Corp *	1,536	65,741
National General Holdings Corp	5,018	95,894
National Health Investors Inc REIT	5,769	445,886
National Storage Affiliates Trust REIT	10,424	252,678
National Western Life Group Inc ‘A’	608	212,192
Nationstar Mortgage Holdings Inc *	7,872	146,183
NBT Bancorp Inc	11,373	417,617
Nelnet Inc ‘A’	5,270	266,135
New Senior Investment Group Inc REIT	21,055	192,653
New York Mortgage Trust Inc REIT	29,293	180,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
NewStar Financial Inc	6,779	$79,585
NexPoint Residential Trust Inc REIT	4,464	105,931
NI Holdings Inc *	2,897	51,856
Nicolet Bankshares Inc *	2,398	137,957
NMI Holdings Inc ‘A’ *	13,173	163,345
Northfield Bancorp Inc	10,230	177,491
Northrim BanCorp Inc	1,859	64,972
NorthStar Realty Europe Corp REIT	14,540	186,257
Northwest Bancshares Inc	25,168	434,651
Norwood Financial Corp	1,534	46,818
OceanFirst Financial Corp	8,336	229,157
Oconee Federal Financial Corp	262	7,346
Ocwen Financial Corp *	25,738	88,539
OFG Bancorp	11,502	105,243
Ohio Valley Banc Corp	1,052	38,293
Old Line Bancshares Inc	1,985	55,580
Old National Bancorp	35,732	653,896
Old Point Financial Corp	903	29,257
Old Republic International Corp	227,800	4,485,382
Old Second Bancorp Inc	7,618	102,462
On Deck Capital Inc *	13,628	63,643
One Liberty Properties Inc REIT	3,950	96,222
Oppenheimer Holdings Inc ‘A’	2,525	43,809
Opus Bank *	1,776	42,624
Orchid Island Capital Inc REIT	11,071	112,813
Oritani Financial Corp	10,561	177,425
Orrstown Financial Services Inc	1,944	48,406
Owens Realty Mortgage Inc REIT	2,704	49,240
Pacific Continental Corp	2,834	76,376
Pacific Mercantile Bancorp *	3,969	36,316
Pacific Premier Bancorp Inc *	6,879	259,682
Paragon Commercial Corp *	993	56,065
Park National Corp	3,547	383,041
Park Sterling Corp	9,178	113,991
Parke Bancorp Inc	1,451	32,212
Parkway Inc REIT	11,272	259,594
PCSB Financial Corp *	4,902	92,452
Peapack Gladstone Financial Corp	4,444	149,941
Pebblebrook Hotel Trust REIT	18,177	656,917
Penns Woods Bancorp Inc	1,102	51,210
Pennsylvania REIT	18,346	192,450
PennyMac Financial Services Inc ‘A’ *	1,725	30,705
PennyMac Mortgage Investment Trust REIT	17,542	305,055
People’s Utah Bancorp	3,126	101,439
Peoples Bancorp Inc	46,763	1,570,769
Peoples Bancorp of North Carolina Inc	1,085	38,648
Peoples Financial Services Corp	1,791	85,610
PHH Corp *	14,168	197,360
Physicians Realty Trust REIT	21,358	378,677
Pinnacle Financial Partners Inc	73,425	4,915,804
Piper Jaffray Cos	3,686	218,764
PJT Partners Inc ‘A’	4,854	185,957
PRA Group Inc *	5,019	143,794
Preferred Apartment Communities Inc ‘A’ REIT	8,593	162,236
Premier Financial Bancorp Inc	2,437	53,102
Provident Bancorp Inc *	1,208	27,965
Provident Financial Holdings Inc	1,607	31,497
Provident Financial Services Inc	16,405	437,521
Prudential Bancorp Inc	2,114	39,172
Pzena Investment Management Inc ‘A’	1,239	13,493
QCR Holdings Inc	3,189	145,100
Quality Care Properties Inc REIT *	24,775	384,013
R1 RCM Inc *	2,919	10,829
Radian Group Inc	57,163	1,068,376
RAIT Financial Trust REIT	25,662	18,733
Ramco-Gershenson Properties Trust REIT	20,891	271,792
RBB Bancorp *	651	14,901
RE/MAX Holdings Inc ‘A’	4,743	301,418
Redfin Corp *	1,838	46,115

	Shares	Value
Redwood Trust Inc REIT	20,212	$329,253
Regional Management Corp *	2,466	59,702
Renasant Corp	11,456	491,462
Republic Bancorp Inc ‘A’	2,521	98,042
Republic First Bancorp Inc *	10,105	93,471
Resource Capital Corp REIT	7,818	84,278
Retail Opportunity Investments Corp REIT	25,872	491,827
Rexford Industrial Realty Inc REIT	11,061	316,566
Riverview Bancorp Inc	5,958	50,047
RLI Corp	1,629	93,439
RLJ Lodging Trust REIT	44,744	984,368
S&T Bancorp Inc	9,163	362,672
Sabra Health Care REIT Inc	38,369	841,816
Safeguard Scientifics Inc *	5,150	68,753
Safety Income & Growth Inc REIT	1,819	33,906
Safety Insurance Group Inc	3,912	298,486
Sandy Spring Bancorp Inc	6,270	259,829
Saul Centers Inc REIT	289	17,892
Seacoast Banking Corp of Florida *	11,119	265,633
Select Income REIT	16,788	393,175
Selective Insurance Group Inc	15,161	816,420
Seritage Growth Properties ‘A’ REIT	6,682	307,840
Shore Bancshares Inc	3,368	56,077
SI Financial Group Inc	2,910	43,505
Sierra Bancorp	3,079	83,595
Simmons First National Corp ‘A’	8,157	472,290
SmartFinancial Inc *	1,869	44,968
South State Corp	7,670	690,684
Southern First Bancshares Inc *	1,685	61,250
Southern Missouri Bancorp Inc	1,538	56,122
Southern National Bancorp of Virginia Inc	5,435	92,341
Southside Bancshares Inc	7,337	266,773
Southwest Bancorp Inc	4,788	131,909
STAG Industrial Inc REIT	24,521	673,592
Starwood Waypoint Homes REIT	33,774	1,228,360
State Auto Financial Corp	4,141	108,618
State Bank Financial Corp	10,087	288,993
State National Cos Inc	728	15,281
Sterling Bancorp	34,712	855,651
Stewart Information Services Corp	5,340	201,638
Stifel Financial Corp	17,610	941,431
Stock Yards Bancorp Inc	5,848	222,224
Stratus Properties Inc	1,581	47,904
Summit Financial Group Inc	2,881	73,926
Summit Hotel Properties Inc REIT	27,404	438,190
Sun Bancorp Inc	2,746	68,238
Sunshine Bancorp Inc *	1,691	39,299
Sunstone Hotel Investors Inc REIT	236,528	3,801,005
Sutherland Asset Management Corp REIT	4,854	76,208
Terreno Realty Corp REIT	9,996	361,655
Territorial Bancorp Inc	2,018	63,708
Texas Capital Bancshares Inc *	3,073	263,663
The Bancorp Inc *	13,048	107,907
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,135	151,506
The Community Financial Corp	1,011	35,759
The First Bancshares Inc	2,226	67,114
The First of Long Island Corp	82,297	2,505,944
The GEO Group Inc REIT	25,189	677,584
The Hanover Insurance Group Inc	46,700	4,526,631
The Navigators Group Inc	5,465	318,883
The St Joe Co *	12,976	244,598
Third Point Reinsurance Ltd * (Bermuda)	10,211	159,292
Tier REIT Inc	12,612	243,412
Timberland Bancorp Inc	1,653	51,805
Tiptree Inc	7,051	44,069
Tompkins Financial Corp	3,681	317,081
Towne Bank	14,984	501,964
TPG RE Finance Trust Inc REIT *	2,851	56,364
Transcontinental Realty Investors Inc *	291	7,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
TriCo Bancshares	5,389	$219,602
TriState Capital Holdings Inc *	4,339	99,363
Triumph Bancorp Inc *	4,553	146,834
TrustCo Bank Corp	178,766	1,591,017
Trustmark Corp	17,662	584,965
Two River Bancorp	1,833	36,330
UMB Financial Corp	12,031	896,189
UMH Properties Inc REIT	1,468	22,827
Umpqua Holdings Corp	58,398	1,139,345
Union Bankshares Corp	11,454	404,326
Union Bankshares Inc	136	6,582
United Bankshares Inc	26,300	977,045
United Community Banks Inc	18,851	538,008
United Community Financial Corp	12,508	120,077
United Financial Bancorp Inc	13,456	246,110
United Fire Group Inc	5,729	262,503
United Insurance Holdings Corp	1,464	23,863
United Security Bancshares	3,288	31,236
Unity Bancorp Inc	1,928	38,174
Universal Insurance Holdings Inc	2,265	52,095
Univest Corp of Pennsylvania	6,984	223,488
Urstadt Biddle Properties Inc ‘A’ REIT	7,936	172,211
Validus Holdings Ltd	66,490	3,271,973
Valley National Bancorp	68,121	820,858
Veritex Holdings Inc *	2,902	78,238
Virtus Investment Partners Inc	1,569	182,082
Waddell & Reed Financial Inc ‘A’	19,130	383,939
Walker & Dunlop Inc *	1,079	56,464
Washington Federal Inc	23,262	782,766
Washington Prime Group Inc REIT	48,684	405,538
Washington REIT	12,954	424,373
Washington Trust Bancorp Inc	30,770	1,761,583
WashingtonFirst Bankshares Inc	2,571	91,502
Waterstone Financial Inc	6,305	122,948
WesBanco Inc	11,174	458,357
West Bancorporation Inc	3,385	82,594
Westamerica Bancorporation	6,743	401,478
Western Asset Mortgage Capital Corp REIT	10,852	113,620
Western New England Bancorp Inc	6,786	73,967
Whitestone REIT	10,217	133,332
Wintrust Financial Corp	14,647	1,147,007
WMIH Corp *	52,399	49,779
World Acceptance Corp *	1,527	126,573
WSFS Financial Corp	5,962	290,648
Xenia Hotels & Resorts Inc REIT	28,483	599,567
Xenith Bankshares Inc *	1,333	43,323

		184,705,328

Industrial - 18.6%

AAR Corp	187,610	7,087,906
Actuant Corp ‘A’	7,602	194,611
Advanced Emissions Solutions Inc	783	8,590
Aegion Corp *	8,538	198,765
Aerovironment Inc *	5,568	301,340
Alamo Group Inc	352	37,794
Albany International Corp ‘A’	1,649	94,653
American Railcar Industries Inc	1,931	74,537
Ampco-Pittsburgh Corp	2,110	36,714
AptarGroup Inc	3,663	316,154
AquaVenture Holdings Ltd *	3,039	41,026
ArcBest Corp	5,977	199,931
Ardmore Shipping Corp * (Ireland)	3,997	32,975
Argan Inc	4,000	269,000
Armstrong Flooring Inc *	6,257	98,548
Astec Industries Inc	25,749	1,442,201
Atlas Air Worldwide Holdings Inc *	6,111	402,104
AVX Corp	12,099	220,565
Babcock & Wilcox Enterprises Inc *	13,178	43,883
Barnes Group Inc	11,442	805,974
Bel Fuse Inc ‘B’	1,949	60,809

	Shares	Value
Belden Inc	11,074	$891,789
Benchmark Electronics Inc *	13,342	455,629
Boise Cascade Co *	8,125	283,562
Brady Corp ‘A’	2,762	104,818
Briggs & Stratton Corp	11,104	260,944
Caesarstone Ltd * (Israel)	2,211	65,888
Carlisle Cos Inc	12,900	1,293,741
Casella Waste Systems Inc ‘A’ *	8,400	157,920
CECO Environmental Corp	7,656	64,770
Chart Industries Inc *	8,199	321,647
Chicago Bridge & Iron Co NV	26,792	450,106
CIRCOR International Inc	2,294	124,862
Columbus McKinnon Corp	5,625	213,019
Control4 Corp *	679	20,003
Core Molding Technologies Inc	1,949	42,761
Costamare Inc (Monaco)	12,309	76,070
Covenant Transportation Group Inc ‘A’ *	3,277	94,967
Cree Inc *	25,919	730,657
CTS Corp	8,322	200,560
Cubic Corp	7,824	399,024
Curtiss-Wright Corp	2,951	308,498
CyberOptics Corp *	864	14,040
Daseke Inc *	596	7,778
DHT Holdings Inc	22,632	90,075
Dorian LPG Ltd *	4,990	34,032
Ducommun Inc *	2,789	89,387
DXP Enterprises Inc *	960	30,230
Eagle Bulk Shipping Inc *	10,037	45,468
Echo Global Logistics Inc *	6,922	130,480
Electro Scientific Industries Inc *	8,235	114,631
EMCOR Group Inc	41,473	2,877,397
Encore Wire Corp	8,787	393,438
EnerSys	26,700	1,846,839
ESCO Technologies Inc	6,650	398,667
Esterline Technologies Corp *	40,660	3,665,499
FARO Technologies Inc *	3,279	125,422
Federal Signal Corp	91,335	1,943,609
Fitbit Inc ‘A’ *	46,413	323,034
Franklin Electric Co Inc	662	29,691
FreightCar America Inc	3,352	65,565
Frontline Ltd (Norway)	20,323	122,751
GasLog Ltd (Monaco)	10,828	188,949
GATX Corp	10,173	626,250
Genco Shipping & Trading Ltd *	1,850	21,441
Gencor Industries Inc *	2,337	41,248
Gener8 Maritime Inc *	12,531	56,515
General Cable Corp	859	16,192
Gentex Corp	6,800	134,640
Gerresheimer AG (Germany)	67,000	5,191,454
Gibraltar Industries Inc *	81,602	2,541,902
Global Brass & Copper Holdings Inc	460	15,548
Golar LNG Ltd (NOTC) (Bermuda)	25,506	576,691
GP Strategies Corp *	372	11,476
Graham Corp	2,494	51,950
Granite Construction Inc	45,474	2,635,218
Greif Inc ‘A’	980	57,369
Greif Inc ‘B’	199	12,786
Griffon Corp	7,602	168,764
Handy & Harman Ltd *	295	9,602
Hardinge Inc	2,877	43,932
Haynes International Inc	3,291	118,180
Heartland Express Inc	582	14,597
Heritage-Crystal Clean Inc *	1,564	34,017
Hill International Inc *	1,016	4,826
Hillenbrand Inc	3,479	135,159
Hub Group Inc ‘A’ *	8,718	374,438
Hurco Cos Inc	1,644	68,390
Hyster-Yale Materials Handling Inc	442	33,786
IES Holdings Inc *	2,264	39,167
II-VI Inc *	11,470	471,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Insteel Industries Inc	46,400	$1,211,504
International Seaways Inc *	7,795	153,561
Kaman Corp	6,569	366,419
KBR Inc	32,775	586,017
Kennametal Inc	108,592	4,380,601
Kimball Electronics Inc *	7,061	152,871
KLX Inc *	13,746	727,576
Knowles Corp *	23,426	357,715
Kratos Defense & Security Solutions Inc *	11,806	154,422
Lawson Products Inc *	519	13,079
Layne Christensen Co *	4,801	60,253
LB Foster Co ‘A’ *	2,112	48,048
Lindsay Corp	2,867	263,477
Louisiana-Pacific Corp *	2,484	67,267
LSB Industries Inc *	5,415	42,995
LSI Industries Inc	6,018	39,779
Marten Transport Ltd	10,338	212,446
Matson Inc	6,115	172,321
Milacron Holdings Corp *	1,478	24,919
Mistras Group Inc *	4,138	84,829
Moog Inc ‘A’ *	7,682	640,909
Mueller Industries Inc	91,100	3,183,945
Mueller Water Products Inc ‘A’	423,496	5,420,749
MYR Group Inc *	2,358	68,712
National Presto Industries Inc	1,207	128,485
Navios Maritime Acquisition Corp	21,517	26,251
Navios Maritime Holdings Inc * (Monaco)	22,870	38,193
NL Industries Inc *	2,221	20,322
Nordic American Tankers Ltd	26,683	142,487
Northwest Pipe Co *	2,389	45,439
NV5 Global Inc *	460	25,139
NVE Corp	67	5,291
Olympic Steel Inc	2,231	49,082
Orion Group Holdings Inc *	3,735	24,502
Overseas Shipholding Group Inc ‘A’ *	10,622	27,936
Park Electrochemical Corp	5,067	93,739
Park-Ohio Holdings Corp	2,285	104,196
Plexus Corp *	49,244	2,761,604
Powell Industries Inc	2,245	67,328
Quanex Building Products Corp	8,270	189,796
Regal Beloit Corp	12,500	987,500
Revolution Lighting Technologies Inc *	2,738	17,797
Rexnord Corp *	27,360	695,218
Roadrunner Transportation Systems Inc *	7,698	73,362
Safe Bulkers Inc * (Greece)	12,122	33,214
Saia Inc *	62,387	3,908,546
Sanmina Corp *	19,619	728,846
Schneider National Inc ‘B’	632	15,990
Scorpio Bulkers Inc *	15,620	110,121
Scorpio Tankers Inc (Monaco)	54,446	186,750
Ship Finance International Ltd (Norway)	16,152	234,204
Simpson Manufacturing Co Inc	122,924	6,028,193
Sparton Corp *	2,514	58,350
SPX FLOW Inc *	8,057	310,678
Standex International Corp	726	77,101
Sterling Construction Co Inc *	5,110	77,825
Stoneridge Inc *	7,225	143,127
SunPower Corp *	16,045	116,968
SYNNEX Corp	6,130	775,506
Tech Data Corp *	8,596	763,755
Teekay Corp (Bermuda)	14,572	130,128
Teekay Tankers Ltd ‘A’ (Bermuda)	34,426	55,770
Tennant Co	274	18,139
Tetra Tech Inc	1,037	48,272
The Eastern Co	1,442	41,385
The Gorman-Rupp Co	4,749	154,675
The Greenbrier Cos Inc	7,335	353,180
The Manitowoc Co Inc *	316,583	2,849,247
TimkenSteel Corp *	10,332	170,478
TopBuild Corp *	3,998	260,550

	Shares	Value
Tredegar Corp	6,806	$122,508
TriMas Corp *	12,055	325,485
Trinseo SA	3,565	239,211
Triumph Group Inc	12,970	385,857
TTM Technologies Inc *	19,427	298,593
Tutor Perini Corp *	8,517	241,883
Twin Disc Inc *	2,151	40,030
UFP Technologies Inc *	1,692	47,545
Universal Forest Products Inc	38,169	3,746,669
Universal Logistics Holdings Inc	486	9,939
Vicor Corp *	370	8,732
Vishay Intertechnology Inc	35,781	672,683
Vishay Precision Group Inc *	2,720	66,368
VSE Corp	2,299	130,721
Watts Water Technologies Inc ‘A’	3,148	217,842
Werner Enterprises Inc	12,703	464,295
Willis Lease Finance Corp *	853	20,975
Worthington Industries Inc	1,040	47,840
YRC Worldwide Inc *	6,860	94,668
ZAGG Inc *	2,236	35,217
Zebra Technologies Corp ‘A’ *	42,000	4,560,360

		97,960,325

Technology - 4.5%

Actua Corp *	8,166	124,940
Acxiom Corp *	9,943	244,996
Agilysys Inc *	4,144	49,521
Allscripts Healthcare Solutions Inc *	48,253	686,640
Alpha & Omega Semiconductor Ltd *	4,593	75,739
Ambarella Inc *	4,986	244,364
American Software Inc ‘A’	3,138	35,648
Amkor Technology Inc *	25,822	272,422
Avid Technology Inc *	3,124	14,183
AXT Inc *	9,914	90,713
Bazaarvoice Inc *	22,142	109,603
Bottomline Technologies de Inc *	1,311	41,729
CACI International Inc ‘A’ *	6,409	893,094
Cogint Inc *	4,837	23,701
Cohu Inc	102,487	2,443,290
Computer Programs & Systems Inc	1,530	45,211
Convergys Corp	24,655	638,318
Cray Inc *	10,785	209,768
CSG Systems International Inc	1,456	58,386
Digi International Inc *	7,323	77,624
Digimarc Corp *	196	7,174
Diodes Inc *	7,574	226,690
DMC Global Inc	3,941	66,603
Donnelley Financial Solutions Inc *	811	17,485
DSP Group Inc *	5,707	74,191
Eastman Kodak Co *	875	6,431
EMCORE Corp *	4,111	33,710
Engility Holdings Inc *	4,766	165,285
Evolent Health Inc ‘A’ *	10,379	184,746
Glu Mobile Inc *	26,889	101,103
GSI Technology Inc *	3,683	26,775
InnerWorkings Inc *	683	7,684
Insight Enterprises Inc *	5,814	266,979
IXYS Corp *	6,783	160,757
Kopin Corp *	1,582	6,597
Kulicke & Soffa Industries Inc * (Singapore)	125,400	2,704,878
ManTech International Corp ‘A’	6,641	293,200
Maxwell Technologies Inc *	9,290	47,658
Mercury Systems Inc *	977	50,687
MicroStrategy Inc ‘A’ *	1,105	141,120
MKS Instruments Inc	29,400	2,776,830
Monotype Imaging Holdings Inc	5,866	112,920
MTS Systems Corp	4,522	241,701
Nanometrics Inc *	1,146	33,005
NantHealth Inc *	4,762	19,619
NetScout Systems Inc *	134,166	4,340,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Park City Group Inc *	256	$3,110
PDF Solutions Inc *	446	6,909
pdvWireless Inc *	2,461	73,338
Photronics Inc *	208,482	1,845,066
Presidio Inc *	1,887	26,701
Progress Software Corp	1,879	71,721
QAD Inc ‘A’	903	31,018
Quality Systems Inc *	5,045	79,358
Quantum Corp *	5,961	36,481
Radisys Corp *	8,174	11,198
Rambus Inc *	20,717	276,572
Rosetta Stone Inc *	3,762	38,410
Rudolph Technologies Inc *	893	23,486
SecureWorks Corp ‘A’ *	2,145	26,491
Sigma Designs Inc *	10,156	63,983
Silver Spring Networks Inc *	8,646	139,806
SMART Global Holdings Inc *	2,012	53,881
Stratasys Ltd *	6,632	153,332
Super Micro Computer Inc *	8,082	178,612
Sykes Enterprises Inc *	9,314	271,596
Synchronoss Technologies Inc *	11,255	105,009
The ExOne Co *	274	3,113
The KeyW Holding Corp *	12,942	98,489
Unisys Corp *	4,265	36,252
Veeco Instruments Inc *	12,477	267,008
VeriFone Systems Inc *	26,829	544,092
Verint Systems Inc *	13,913	582,259
Virtusa Corp *	1,886	71,253
Xcerra Corp *	1,918	18,892

		23,631,424

Utilities - 5.3%

ALLETE Inc	13,512	1,044,342
Ameresco Inc ‘A’ *	5,450	42,510
American States Water Co	3,053	150,360
Artesian Resources Corp ‘A’	2,177	82,291
Atlantic Power Corp *	7,843	19,215
Avista Corp	16,989	879,521
Black Hills Corp	14,109	971,687
California Water Service Group	4,930	188,080
Chesapeake Utilities Corp	3,748	293,281
Connecticut Water Service Inc	18,154	1,076,532
Consolidated Water Co Ltd (Cayman)	3,994	51,123
Dynegy Inc *	29,224	286,103
El Paso Electric Co	10,730	592,832
Genie Energy Ltd ‘B’ *	3,873	25,368
IDACORP Inc	67,921	5,972,294
MGE Energy Inc	4,763	307,690
Middlesex Water Co	602	23,641
New Jersey Resources Corp	20,933	882,326
Northwest Natural Gas Co	7,536	485,318
NorthWestern Corp	12,805	729,117
NRG Yield Inc ‘A’	9,455	179,361
NRG Yield Inc ‘C’	16,994	327,984
ONE Gas Inc	13,791	1,015,569
Ormat Technologies Inc	5,481	334,615
Otter Tail Corp	10,390	450,406
PNM Resources Inc	21,060	848,718
Portland General Electric Co	23,606	1,077,378
RGC Resources Inc	1,013	28,941
SJW Group	4,316	244,286
South Jersey Industries Inc	21,223	732,830
Southwest Gas Holdings Inc	11,261	874,079
Spark Energy Inc ‘A’	459	6,885
Spire Inc	86,014	6,420,945
The York Water Co	325	11,018
Unitil Corp	3,676	181,815
WGL Holdings Inc	13,526	1,138,889

		27,977,350

Total Common Stocks (Cost $416,258,967)		507,089,308

	Principal Amount	Value

CORPORATE BONDS & NOTES - 0.5%

Energy - 0.4%

Unit Corp 6.625% due 05/15/21	$2,268,000	$2,285,010

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	498,870

Total Corporate Bonds & Notes (Cost $2,628,967)		2,783,880

SHORT-TERM INVESTMENTS - 3.3%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $8,361,784; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $8,534,275)	8,361,701	8,361,701

U.S. Government Agency Issue - 1.7%

Federal Home Loan Bank 0.710% due 10/02/17	9,020,000	9,020,000

Total Short-Term Investments (Cost $17,381,526)		17,381,701

TOTAL INVESTMENTS - 100.0% (Cost $436,269,460)		527,254,889

DERIVATIVES - 0.1%
(See Note (b) in Notes to Schedule of Investments)		59,643

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(313,967)

NET ASSETS - 100.0%		$527,000,565

Notes to Schedule of Investments

(a)	As of September 30, 2017, $55,800 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index (12/17)	16	$1,134,677	$1,194,320	$59,643

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$26,349,324	$26,349,324	$-	$-
	Communications	11,883,278	11,883,278	-	-
	Consumer, Cyclical	48,661,431	48,661,431	-	-
	Consumer, Non-Cyclical	51,215,867	47,549,927	3,665,940	-
	Diversified	105,355	25,975	-	79,380
	Energy	34,599,626	30,897,746	3,701,880	-
	Financial	184,705,328	184,546,262	159,066	-
	Industrial	97,960,325	92,768,871	5,191,454	-
	Technology	23,631,424	23,631,424	-	-
	Utilities	27,977,350	27,977,350	-	-

	Total Common Stocks	507,089,308	494,291,588	12,718,340	79,380

	Corporate Bonds & Notes	2,783,880	-	2,783,880	-
	Short-Term Investments	17,381,701	-	17,381,701	-
	Derivatives:
	Equity Contracts
	Futures	59,643	59,643	-	-

	Total	$527,314,532	$494,351,231	$32,883,921	$79,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 2.7%

Kaiser Aluminum Corp	16,788	$1,731,514
PolyOne Corp	58,968	2,360,489
US Silica Holdings Inc	25,357	787,842

		4,879,845

Communications - 9.4%

Ciena Corp *	89,095	1,957,417
GrubHub Inc *	54,353	2,862,229
NETGEAR Inc *	33,948	1,615,925
RingCentral Inc ‘A’ *	69,387	2,896,907
Shutterfly Inc *	41,495	2,011,678
Sinclair Broadcast Group Inc ‘A’	58,130	1,863,066
TiVo Corp	100,701	1,998,915
Web.com Group Inc *	64,849	1,621,225

		16,827,362

Consumer, Cyclical - 15.3%

AMC Entertainment Holdings Inc ‘A’	58,196	855,481
American Woodmark Corp *	17,890	1,721,913
Beacon Roofing Supply Inc *	37,797	1,937,096
Bloomin’ Brands Inc	104,017	1,830,699
BMC Stock Holdings Inc *	69,765	1,489,483
Chico’s FAS Inc	98,231	879,167
iRobot Corp *	18,049	1,390,856
Lithia Motors Inc ‘A’	22,301	2,683,033
Select Comfort Corp *	61,596	1,912,556
Sonic Corp	78,269	1,991,946
Steven Madden Ltd *	38,485	1,666,401
Texas Roadhouse Inc	38,137	1,874,052
The Children’s Place Inc	15,454	1,825,890
Universal Electronics Inc *	24,748	1,569,023
Wabash National Corp	92,394	2,108,431
Wolverine World Wide Inc	58,270	1,681,090

		27,417,117

Consumer, Non-Cyclical - 31.3%

Aclaris Therapeutics Inc *	40,932	1,056,455
Amedisys Inc *	36,162	2,023,626
Amphastar Pharmaceuticals Inc *	56,563	1,010,781
BioTelemetry Inc *	47,955	1,582,515
Cardtronics PLC ‘A’ *	50,665	1,165,802
Deluxe Corp	45,521	3,321,212
Esperion Therapeutics Inc *	18,416	923,010
FibroGen Inc *	37,923	2,040,257
Green Dot Corp ‘A’ *	46,332	2,297,141
HealthSouth Corp	37,548	1,740,350
Horizon Pharma PLC *	152,258	1,930,631
ICU Medical Inc *	10,324	1,918,715
INC Research Holdings Inc ‘A’ *	37,642	1,968,677
Insperity Inc	31,754	2,794,352
iRhythm Technologies Inc *	29,324	1,521,329
Ironwood Pharmaceuticals Inc *	91,743	1,446,787
J&J Snack Foods Corp	12,830	1,684,579
LHC Group Inc *	27,588	1,956,541
Masimo Corp *	11,758	1,017,772
Merit Medical Systems Inc *	40,195	1,702,258
Molina Healthcare Inc *	39,554	2,719,733
Nektar Therapeutics *	129,579	3,109,896
Neurocrine Biosciences Inc *	30,743	1,883,931
NuVasive Inc *	32,338	1,793,465
Puma Biotechnology Inc *	26,805	3,209,899
Revance Therapeutics Inc *	43,391	1,195,422
Supernus Pharmaceuticals Inc *	81,768	3,270,720
TrueBlue Inc *	54,224	1,217,329

	Shares	Value
Ultragenyx Pharmaceutical Inc *	22,052	$1,174,490
Vanda Pharmaceuticals Inc *	74,056	1,325,602

		56,003,277

Energy - 0.2%

Sanchez Energy Corp *	93,911	452,651

Financial - 5.5%

BofI Holding Inc *	49,109	1,398,133
Eagle Bancorp Inc *	22,825	1,530,416
Home BancShares Inc	74,802	1,886,506
Moelis & Co ‘A’	35,212	1,515,877
PS Business Parks Inc REIT	14,459	1,930,277
Texas Capital Bancshares Inc *	18,532	1,590,046

		9,851,255

Industrial - 16.6%

Aerojet Rocketdyne Holdings Inc *	77,204	2,702,912
Forward Air Corp	27,373	1,566,557
Generac Holdings Inc *	54,764	2,515,311
Littelfuse Inc	13,533	2,650,844
Lydall Inc *	31,031	1,778,076
Masonite International Corp *	27,181	1,880,925
MasTec Inc *	47,287	2,194,117
Rogers Corp *	19,265	2,567,639
Saia Inc *	35,823	2,244,311
SPX Corp *	79,476	2,331,826
Tetra Tech Inc	29,074	1,353,395
TopBuild Corp *	25,355	1,652,385
Trinseo SA	30,329	2,035,076
US Concrete Inc *	30,074	2,294,646

		29,768,020

Technology - 17.3%

Acxiom Corp *	85,630	2,109,923
Ambarella Inc *	29,517	1,446,628
Barracuda Networks Inc *	93,962	2,276,699
Bottomline Technologies de Inc *	27,659	880,386
CommVault Systems Inc *	42,563	2,587,830
Diebold Nixdorf Inc	60,434	1,380,917
Integrated Device Technology Inc *	71,776	1,907,806
j2 Global Inc	38,345	2,832,929
MACOM Technology Solutions Holdings Inc *	26,961	1,202,730
MaxLinear Inc *	67,854	1,611,533
MKS Instruments Inc	28,332	2,675,958
Power Integrations Inc	25,142	1,840,394
RealPage Inc *	78,810	3,144,519
Silicon Laboratories Inc *	28,311	2,262,049
Silver Spring Networks Inc *	79,169	1,280,163
Xperi Corp	62,973	1,593,217

		31,033,681

Total Common Stocks (Cost $147,553,433)		176,233,208

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $2,610,887; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $2,667,284)	$2,610,861	$2,610,861

Total Short-Term Investment (Cost $2,610,861)		2,610,861

TOTAL INVESTMENTS - 99.8% (Cost $150,164,294)		178,844,069

OTHER ASSETS & LIABILITIES, NET - 0.2%		300,769

NET ASSETS - 100.0%		$179,144,838

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$176,233,208	$176,233,208	$-	$-
	Short-Term Investment	2,610,861	-	2,610,861	-

	Total	$178,844,069	$176,233,208	$2,610,861	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * " ±	66,197	$151,591

Total Rights (Cost $73,479)		151,591

COMMON STOCKS - 97.9%

Basic Materials - 3.4%

A Schulman Inc	12,561	428,958
Aceto Corp	13,353	149,954
AdvanSix Inc *	13,021	517,585
AgroFresh Solutions Inc *	9,662	67,924
AK Steel Holding Corp *	131,554	735,387
Allegheny Technologies Inc *	45,777	1,094,070
American Vanguard Corp	11,587	265,342
Balchem Corp	13,406	1,089,774
Calgon Carbon Corp	20,522	439,171
Carpenter Technology Corp	19,522	937,642
Century Aluminum Co *	21,658	359,090
Clearwater Paper Corp *	7,087	349,035
Cleveland-Cliffs Inc *	126,644	905,505
Codexis Inc *	15,075	100,249
Coeur Mining Inc *	77,884	715,754
Commercial Metals Co	48,907	930,700
Compass Minerals International Inc	14,384	933,522
CSW Industrials Inc *	5,893	261,355
Deltic Timber Corp	4,688	414,560
Fairmount Santrol Holdings Inc *	67,554	322,908
Ferro Corp *	35,384	789,063
Ferroglobe Representation & Warranty Insurance Trust * " ±	42,979	-
GCP Applied Technologies Inc *	29,265	898,435
Gold Resource Corp	23,312	87,420
Hawkins Inc	4,147	169,198
HB Fuller Co	21,293	1,236,272
Hecla Mining Co	166,192	834,284
Ingevity Corp *	18,062	1,128,333
Innophos Holdings Inc	8,483	417,279
Innospec Inc	10,157	626,179
Intrepid Potash Inc *	40,580	176,929
Kaiser Aluminum Corp	7,063	728,478
Klondex Mines Ltd * (Canada)	76,132	277,120
KMG Chemicals Inc	4,008	219,959
Koppers Holdings Inc *	8,752	403,905
Kraton Corp *	12,464	504,044
Kronos Worldwide Inc	9,908	226,200
Landec Corp *	12,387	160,412
Materion Corp	8,563	369,493
Minerals Technologies Inc	14,833	1,047,951
Neenah Paper Inc	6,999	598,764
Oil-Dri Corp of America	2,230	109,114
OMNOVA Solutions Inc *	18,615	203,834
Orchids Paper Products Co	4,193	59,037
PH Glatfelter Co	16,558	322,053
PolyOne Corp	34,604	1,385,198
Quaker Chemical Corp	5,450	806,327
Rayonier Advanced Materials Inc	18,784	257,341
Ryerson Holding Corp *	5,564	60,369
Schnitzer Steel Industries Inc ‘A’	10,869	305,962
Schweitzer-Mauduit International Inc	12,755	528,822
Sensient Technologies Corp	17,927	1,378,945
Shiloh Industries Inc *	6,664	69,306
Smart Sand Inc *	9,416	63,840
Stepan Co	8,364	699,732
Tronox Ltd ‘A’	27,468	579,575

	Shares	Value
United States Lime & Minerals Inc	627	$52,668
Uranium Energy Corp *	58,357	80,533
US Silica Holdings Inc	34,487	1,071,511
Valhi Inc	11,560	28,091
Verso Corp ‘A’ *	14,913	75,907

		30,056,368

Communications - 6.2%

1-800-Flowers.com Inc ‘A’ *	11,454	112,822
8x8 Inc *	36,254	489,429
A10 Networks Inc *	20,632	155,978
Acacia Communications Inc *	8,050	379,155
ADTRAN Inc	20,182	484,368
Aerohive Networks Inc *	11,245	45,992
ANGI Homeservices Inc ‘A’ *	17,597	219,259
ATN International Inc	4,296	226,399
Bankrate Inc *	19,374	270,267
Beasley Broadcast Group Inc ‘A’	2,079	24,324
Blucora Inc *	17,948	454,084
Boingo Wireless Inc *	15,244	325,764
CalAmp Corp *	15,133	351,842
Calix Inc *	19,116	96,536
Cars.com Inc *	30,214	803,995
Carvana Co *	6,619	97,167
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	33,796	136,874
ChannelAdvisor Corp *	10,825	124,487
Chegg Inc *	39,433	585,186
Ciena Corp *	59,764	1,313,015
Cincinnati Bell Inc *	18,461	366,451
Clear Channel Outdoor Holdings Inc ‘A’	15,965	74,237
Clearfield Inc *	5,091	69,238
Cogent Communications Holdings Inc	17,530	857,217
Comtech Telecommunications Corp	9,636	197,827
Consolidated Communications Holdings Inc	27,733	529,146
Corindus Vascular Robotics Inc *	35,967	54,670
Daily Journal Corp *	491	107,338
DHI Group Inc *	23,289	60,551
DigitalGlobe Inc *	26,225	924,431
Endurance International Group Holdings Inc *	22,827	187,181
Entercom Communications Corp ‘A’	11,613	132,969
Entravision Communications Corp ‘A’	29,031	165,477
ePlus Inc *	5,699	526,873
Etsy Inc *	48,586	820,132
Extreme Networks Inc *	47,426	563,895
Finisar Corp *	47,229	1,047,067
Frontier Communications Corp	34,213	403,371
FTD Cos Inc *	7,300	95,192
Gannett Co Inc	48,767	438,903
General Communication Inc ‘A’ *	11,574	472,103
Gigamon Inc *	15,180	639,837
Global Eagle Entertainment Inc *	21,275	72,761
Globalstar Inc *	192,794	314,254
Gogo Inc *	23,632	279,094
Gray Television Inc *	26,882	422,047
Groupon Inc *	140,393	730,044
GrubHub Inc *	36,450	1,919,457
GTT Communications Inc *	13,466	426,199
Harmonic Inc *	35,136	107,165
Hawaiian Telcom Holdco Inc *	2,187	65,216
HC2 Holdings Inc *	15,554	82,125
HealthStream Inc *	11,182	261,323
Hemisphere Media Group Inc *	6,804	81,308
Houghton Mifflin Harcourt Co *	41,495	500,015
IDT Corp ‘B’	7,687	108,233
Imperva Inc *	14,032	608,989
Infinera Corp *	61,697	547,252
Intelsat SA *	14,610	68,667
InterDigital Inc	14,725	1,085,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Internap Corp *	34,507	$150,105
Iridium Communications Inc *	35,079	361,314
KVH Industries Inc *	7,869	94,035
Lands’ End Inc *	5,409	71,399
Leaf Group Ltd *	4,871	33,610
Liberty Media Corp-Liberty Braves ‘A’ *	4,206	106,706
Liberty Media Corp-Liberty Braves ‘C’ *	14,674	370,812
Limelight Networks Inc *	33,034	131,145
Liquidity Services Inc *	11,079	65,366
Loral Space & Communications Inc *	5,609	277,645
Lumos Networks Corp *	9,289	166,459
MDC Partners Inc ‘A’ *	24,169	265,859
Meredith Corp	16,757	930,013
MSG Networks Inc ‘A’ *	24,973	529,428
NeoPhotonics Corp *	14,479	80,503
NETGEAR Inc *	13,520	643,552
New Media Investment Group Inc	22,541	333,381
Nexstar Media Group Inc ‘A’	19,342	1,205,007
NIC Inc	27,788	476,564
Oclaro Inc *	68,716	593,019
Okta Inc *	4,837	136,452
Ominto Inc *	6,027	27,122
Ooma Inc *	7,307	77,089
ORBCOMM Inc *	28,670	300,175
Overstock.com Inc *	7,243	215,117
Perficient Inc *	13,894	273,295
Plantronics Inc	13,892	614,304
Preformed Line Products Co	1,343	90,384
Proofpoint Inc *	18,251	1,591,852
Q2 Holdings Inc *	13,622	567,356
Quantenna Communications Inc *	9,167	154,097
QuinStreet Inc *	17,744	130,418
Quotient Technology Inc *	31,998	500,769
Rapid7 Inc *	9,168	161,357
RealNetworks Inc *	11,049	53,035
Reis Inc	4,114	74,052
RigNet Inc *	5,642	97,042
RingCentral Inc ‘A’ *	26,480	1,105,540
Saga Communications Inc ‘A’	1,632	74,419
Salem Media Group Inc	4,697	31,000
Scholastic Corp	12,088	449,674
Shenandoah Telecommunications Co	20,171	750,361
Shutterfly Inc *	14,192	688,028
Shutterstock Inc *	8,097	269,549
Sinclair Broadcast Group Inc ‘A’	30,582	980,153
Sonus Networks Inc *	18,536	141,800
Spok Holdings Inc	7,714	118,410
Stamps.com Inc *	6,724	1,362,619
Straight Path Communications Inc ‘B’ *	4,094	739,663
TechTarget Inc *	9,102	108,678
Telenav Inc *	13,237	84,055
The EW Scripps Co ‘A’ *	24,074	460,054
The Meet Group Inc *	29,298	106,645
The New York Times Co ‘A’	52,937	1,037,565
The Rubicon Project Inc *	17,544	68,246
The Trade Desk Inc ‘A’ *	9,863	606,673
Time Inc	41,830	564,705
TiVo Corp	49,399	980,570
Townsquare Media Inc ‘A’ *	4,345	43,450
tronc Inc *	8,713	126,600
TrueCar Inc *	28,833	455,273
Tucows Inc ‘A’ *	3,894	227,994
Ubiquiti Networks Inc *	9,485	531,350
VASCO Data Security International Inc *	11,822	142,455
ViaSat Inc *	22,592	1,453,117
Viavi Solutions Inc *	96,756	915,312
VirnetX Holding Corp *	22,455	87,574
Vonage Holdings Corp *	84,104	684,607
Web.com Group Inc *	16,731	418,275
West Corp	18,308	429,689

	Shares	Value
WideOpenWest Inc *	7,914	$119,343
Windstream Holdings Inc	79,980	141,565
World Wrestling Entertainment Inc ‘A’	16,646	392,013
XO Group Inc *	10,768	211,807
Yelp Inc *	32,852	1,422,492
Yext Inc *	5,697	75,656
Zendesk Inc *	41,090	1,196,130
Zix Corp *	23,440	114,622

		54,978,736

Consumer, Cyclical - 11.2%

Abercrombie & Fitch Co ‘A’	28,387	409,908
Acushnet Holdings Corp	10,008	177,742
Allegiant Travel Co	5,069	667,587
AMC Entertainment Holdings Inc ‘A’	24,177	355,402
America’s Car-Mart Inc *	3,251	133,697
American Axle & Manufacturing Holdings Inc *	34,947	614,368
American Eagle Outfitters Inc	68,049	973,101
American Woodmark Corp *	5,601	539,096
Anixter International Inc *	12,278	1,043,630
Asbury Automotive Group Inc *	7,765	474,442
Ascena Retail Group Inc *	75,106	184,010
At Home Group Inc *	1,624	37,092
AV Homes Inc *	5,846	100,259
Barnes & Noble Education Inc *	16,662	108,470
Barnes & Noble Inc	26,030	197,828
Bassett Furniture Industries Inc	3,971	149,707
Beacon Roofing Supply Inc *	28,145	1,442,431
Beazer Homes USA Inc *	13,789	258,406
Belmond Ltd ‘A’ * (United Kingdom)	39,207	535,176
Big 5 Sporting Goods Corp	9,404	71,941
Big Lots Inc	18,995	1,017,562
Biglari Holdings Inc *	436	145,314
BJ’s Restaurants Inc *	9,140	278,313
Bloomin’ Brands Inc	37,769	664,734
Blue Bird Corp *	3,168	65,261
BMC Stock Holdings Inc *	26,359	562,765
Bojangles’ Inc *	7,487	101,075
Boot Barn Holdings Inc *	6,609	58,820
Boyd Gaming Corp	35,249	918,236
Brinker International Inc	20,639	657,559
Buffalo Wild Wings Inc *	6,301	666,016
Build-A-Bear Workshop Inc *	6,243	57,123
Caesars Acquisition Co ‘A’ *	20,904	448,391
Caesars Entertainment Corp *	23,606	315,140
Caleres Inc	18,260	557,295
Callaway Golf Co	40,164	579,567
Camping World Holdings Inc ‘A’	9,429	384,137
Carrols Restaurant Group Inc *	13,328	145,275
Castle Brands Inc *	37,292	49,971
Cavco Industries Inc *	3,608	532,360
Century Casinos Inc *	9,205	75,573
Century Communities Inc *	7,965	196,736
Chico’s FAS Inc	53,036	474,672
Churchill Downs Inc	5,555	1,145,441
Chuy’s Holdings Inc *	7,537	158,654
Citi Trends Inc	6,227	123,731
Clarus Corp *	8,543	64,073
Columbia Sportswear Co	11,758	724,058
Commercial Vehicle Group Inc *	10,789	79,299
Conn’s Inc *	8,036	226,213
Cooper Tire & Rubber Co	22,405	837,947
Cooper-Standard Holdings Inc *	7,385	856,438
Core-Mark Holding Co Inc	18,989	610,306
Cracker Barrel Old Country Store Inc	7,898	1,197,495
Crocs Inc *	30,254	293,464
Culp Inc	4,666	152,812
Daktronics Inc	16,089	170,061
Dana Inc	60,404	1,688,896

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Dave & Buster’s Entertainment Inc *	17,177	$901,449
Deckers Outdoor Corp *	13,347	913,068
Del Frisco’s Restaurant Group Inc *	9,514	138,429
Del Taco Restaurants Inc *	14,305	219,439
Delta Apparel Inc *	3,272	70,381
Denny’s Corp *	25,678	319,691
Dillard’s Inc ‘A’	5,672	318,029
DineEquity Inc	7,110	305,588
Dorman Products Inc *	11,525	825,421
Douglas Dynamics Inc	9,664	380,762
Drive Shack Inc	27,046	97,636
DSW Inc ‘A’	27,328	587,005
Duluth Holdings Inc ‘B’ *	4,444	90,169
El Pollo Loco Holdings Inc *	9,353	113,639
Eldorado Resorts Inc *	19,025	487,991
Empire Resorts Inc *	1,141	25,501
EnviroStar Inc	1,469	40,618
Eros International PLC * (India)	9,254	132,332
Escalade Inc	5,118	69,605
Essendant Inc	16,634	219,070
Ethan Allen Interiors Inc	10,887	352,739
Express Inc *	31,926	215,820
EZCORP Inc ‘A’ *	21,844	207,518
Fiesta Restaurant Group Inc *	11,238	213,522
FirstCash Inc	20,156	1,272,851
Five Below Inc *	22,829	1,252,856
Flexsteel Industries Inc	2,982	151,187
Fogo De Chao Inc *	4,023	49,885
Fossil Group Inc *	17,562	163,853
Foundation Building Materials Inc *	5,617	79,424
Fox Factory Holding Corp *	14,386	620,037
Francesca’s Holdings Corp *	17,565	129,278
Fred’s Inc ‘A’	15,530	100,013
Freshpet Inc *	11,164	174,717
G-III Apparel Group Ltd *	18,145	526,568
Gaia Inc *	3,772	45,264
Genesco Inc *	8,353	222,190
Gentherm Inc *	15,387	571,627
GMS Inc *	11,188	396,055
GNC Holdings Inc ‘A’	29,797	263,405
Golden Entertainment Inc *	4,838	117,950
Green Brick Partners Inc *	9,834	97,357
Group 1 Automotive Inc	8,522	617,504
Guess? Inc	25,642	436,683
H&E Equipment Services Inc	13,243	386,696
Haverty Furniture Cos Inc	8,554	223,687
Hawaiian Holdings Inc *	22,623	849,494
Herman Miller Inc	25,519	916,132
Hibbett Sports Inc *	7,849	111,848
HNI Corp	18,466	765,785
Hooker Furniture Corp	4,937	235,742
Horizon Global Corp *	11,122	196,192
Hovnanian Enterprises Inc ‘A’ *	56,128	108,327
HSN Inc	12,878	502,886
Huttig Building Products Inc *	10,139	71,581
Iconix Brand Group Inc *	20,224	115,075
ILG Inc	45,260	1,209,800
IMAX Corp *	23,916	541,697
Inspired Entertainment Inc *	1,709	22,644
Installed Building Products Inc *	9,182	594,994
Interface Inc	24,600	538,740
International Speedway Corp ‘A’	10,174	366,264
iRobot Corp *	11,241	866,231
J Alexander’s Holdings Inc *	6,664	77,302
J. Jill Inc *	5,084	55,365
Jack in the Box Inc	12,195	1,242,914
JC Penney Co Inc *	127,353	485,215
Johnson Outdoors Inc ‘A’	1,973	144,581
KB Home	35,570	857,948
Kimball International Inc ‘B’	15,820	312,761

	Shares	Value
Kirkland’s Inc *	7,256	$82,936
Knoll Inc	19,786	395,720
La Quinta Holdings Inc *	34,156	597,730
La-Z-Boy Inc	19,399	521,833
LCI Industries	10,235	1,185,725
LGI Homes Inc *	7,334	356,212
Libbey Inc	10,101	93,535
Liberty TripAdvisor Holdings Inc ‘A’ *	29,781	367,795
Lifetime Brands Inc	4,890	89,487
Lindblad Expeditions Holdings Inc *	8,676	92,833
Lithia Motors Inc ‘A’	9,877	1,188,302
Lumber Liquidators Holdings Inc *	11,849	461,874
M/I Homes Inc *	10,090	269,706
Malibu Boats Inc ‘A’ *	8,189	259,100
Marine Products Corp	2,766	44,394
MarineMax Inc *	9,921	164,193
Marriott Vacations Worldwide Corp	9,369	1,166,722
MCBC Holdings Inc *	8,011	163,264
MDC Holdings Inc	18,024	598,577
Meritage Homes Corp *	16,370	726,828
Meritor Inc *	35,736	929,493
Miller Industries Inc	5,095	142,405
Mobile Mini Inc	18,553	639,151
Modine Manufacturing Co *	20,467	393,990
Monarch Casino & Resort Inc *	4,856	191,958
Motorcar Parts of America Inc *	8,089	238,302
Movado Group Inc	6,033	168,924
NACCO Industries Inc ‘A’	1,612	138,310
Nathan’s Famous Inc *	1,367	101,090
National CineMedia Inc	26,424	184,440
Nautilus Inc *	13,247	223,874
Navistar International Corp *	21,188	933,755
Nexeo Solutions Inc *	11,191	81,694
Noodles & Co *	5,308	23,355
Office Depot Inc	212,641	965,390
Ollie’s Bargain Outlet Holdings Inc *	20,145	934,728
Oxford Industries Inc	7,155	454,629
Papa John’s International Inc	11,527	842,278
Party City Holdco Inc *	11,617	157,410
PC Connection Inc	4,872	137,342
PCM Inc *	4,314	60,396
Penn National Gaming Inc *	34,362	803,727
Perry Ellis International Inc *	5,627	133,135
PetIQ Inc *	2,191	59,332
PetMed Express Inc	8,587	284,659
PICO Holdings Inc *	9,675	161,573
Pier 1 Imports Inc	34,588	144,924
Pinnacle Entertainment Inc *	21,512	458,421
Planet Fitness Inc ‘A’	36,793	992,675
Potbelly Corp *	7,888	97,811
PriceSmart Inc	9,289	829,043
RCI Hospitality Holdings Inc	3,872	95,832
Reading International Inc ‘A’ *	7,577	119,110
Red Lion Hotels Corp *	5,647	48,847
Red Robin Gourmet Burgers Inc *	5,614	376,138
Red Rock Resorts Inc ‘A’	28,570	661,681
Regis Corp *	15,504	221,242
REV Group Inc	5,483	157,691
RH *	8,339	586,399
Ruby Tuesday Inc *	28,600	61,204
Rush Enterprises Inc ‘A’ *	12,663	586,170
Rush Enterprises Inc ‘B’ *	2,310	100,762
Ruth’s Hospitality Group Inc	12,902	270,297
ScanSource Inc *	10,874	474,650
Scientific Games Corp ‘A’ *	22,431	1,028,461
Sears Holdings Corp *	5,029	36,712
SeaWorld Entertainment Inc	30,003	389,739
Select Comfort Corp *	16,399	509,189
Sequential Brands Group Inc *	18,303	54,726
Shake Shack Inc ‘A’ *	9,603	319,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Shoe Carnival Inc	5,004	$111,990
SiteOne Landscape Supply Inc *	14,284	829,900
SkyWest Inc	21,534	945,343
Sonic Automotive Inc ‘A’	11,695	238,578
Sonic Corp	16,165	411,399
Spartan Motors Inc	14,637	161,739
Speedway Motorsports Inc	5,234	111,484
Sportsman’s Warehouse Holdings Inc *	15,821	71,353
Standard Motor Products Inc	8,921	430,438
Steelcase Inc ‘A’	37,317	574,682
Steven Madden Ltd *	25,014	1,083,106
Superior Industries International Inc	10,103	168,215
Superior Uniform Group Inc	3,619	82,875
Systemax Inc	4,630	122,371
Tailored Brands Inc	21,106	304,771
Taylor Morrison Home Corp ‘A’ *	29,368	647,564
Tenneco Inc	22,746	1,380,000
Texas Roadhouse Inc	28,452	1,398,131
The Buckle Inc	13,019	219,370
The Cato Corp ‘A’	10,858	143,651
The Cheesecake Factory Inc	18,855	794,173
The Children’s Place Inc	7,271	859,069
The Container Store Group Inc *	8,585	36,143
The Finish Line Inc ‘A’	17,392	209,226
The Habit Restaurants Inc ‘A’ *	8,762	114,344
The Marcus Corp	8,429	233,483
The New Home Co Inc *	5,392	60,175
Tile Shop Holdings Inc	17,049	216,522
Tilly’s Inc ‘A’	4,066	48,751
Titan International Inc	21,645	219,697
Titan Machinery Inc *	8,054	125,079
Tower International Inc	8,519	231,717
TRI Pointe Group Inc *	61,576	850,365
Triton International Ltd * (Bermuda)	18,008	599,306
Unifi Inc *	6,710	239,077
UniFirst Corp	6,468	979,902
Universal Electronics Inc *	6,208	393,587
Vera Bradley Inc *	9,191	80,973
Veritiv Corp *	5,002	162,565
Vista Outdoor Inc *	23,067	529,157
Vitamin Shoppe Inc *	9,428	50,440
VOXX International Corp *	8,498	72,658
Wabash National Corp	25,301	577,369
Wesco Aircraft Holdings Inc *	23,226	218,324
Weyco Group Inc	2,896	82,188
William Lyon Homes ‘A’ *	10,488	241,119
Wingstop Inc	12,097	402,225
Winmark Corp	1,040	137,020
Winnebago Industries Inc	12,747	570,428
Wolverine World Wide Inc	39,909	1,151,375
Zoe’s Kitchen Inc *	8,872	112,053
Zumiez Inc *	8,323	150,646

		99,108,157

Consumer, Non-Cyclical - 21.3%

AAC Holdings Inc *	4,727	46,939
Aaron’s Inc	26,969	1,176,657
Abaxis Inc	9,073	405,109
Abeona Therapeutics Inc *	10,284	175,342
ABM Industries Inc	23,516	980,852
Acacia Research Corp *	17,401	79,175
Accelerate Diagnostics Inc *	10,713	240,507
Acceleron Pharma Inc *	13,920	519,494
ACCO Brands Corp *	45,951	546,817
Accuray Inc *	36,607	146,428
Achaogen Inc *	14,303	228,133
Achillion Pharmaceuticals Inc *	47,787	214,564
Aclaris Therapeutics Inc *	9,799	252,912
Acorda Therapeutics Inc *	18,450	436,343
Adamas Pharmaceuticals Inc *	6,400	135,488

	Shares	Value
Addus HomeCare Corp *	3,178	$112,183
Adtalem Global Education Inc	26,430	947,515
Aduro Biotech Inc *	18,893	201,210
Advaxis Inc *	17,106	71,503
Aerie Pharmaceuticals Inc *	13,816	671,458
Agenus Inc *	28,354	125,041
Aileron Therapeutics Inc *	2,037	27,255
Aimmune Therapeutics Inc *	15,269	378,519
Akcea Therapeutics Inc *	5,941	164,387
Akebia Therapeutics Inc *	18,346	360,866
Alarm.com Holdings Inc *	8,814	398,217
Alder Biopharmaceuticals Inc *	25,337	310,378
Alico Inc	1,399	47,776
Almost Family Inc *	5,546	297,820
AMAG Pharmaceuticals Inc *	14,333	264,444
Amedisys Inc *	11,898	665,812
American Public Education Inc *	6,004	126,384
American Renal Associates Holdings Inc *	4,249	63,608
Amicus Therapeutics Inc *	69,311	1,045,210
AMN Healthcare Services Inc *	19,909	909,841
Amphastar Pharmaceuticals Inc *	14,568	260,330
Amplify Snack Brands Inc *	13,775	97,665
Analogic Corp	5,441	455,684
AnaptysBio Inc *	4,642	162,238
Anavex Life Sciences Corp *	15,279	63,255
AngioDynamics Inc *	15,816	270,295
ANI Pharmaceuticals Inc *	3,670	192,638
Anika Therapeutics Inc *	6,248	362,384
Antares Pharma Inc *	61,999	200,877
Aratana Therapeutics Inc *	15,640	95,873
ARC Document Solutions Inc *	19,084	78,054
Ardelyx Inc *	14,299	80,074
Arena Pharmaceuticals Inc *	16,071	409,811
Array BioPharma Inc *	73,550	904,665
Ascent Capital Group Inc ‘A’ *	4,909	64,013
Assembly Biosciences Inc *	5,973	208,577
Asterias Biotherapeutics Inc *	9,677	32,902
Atara Biotherapeutics Inc *	10,810	178,906
Athenex Inc *	2,149	37,629
Athersys Inc *	47,806	98,480
AtriCure Inc *	13,837	309,534
Atrion Corp	596	400,512
Audentes Therapeutics Inc *	6,558	183,690
Avexis Inc *	10,423	1,008,217
Avis Budget Group Inc *	31,823	1,211,183
AxoGen Inc *	10,841	209,773
Axovant Sciences Ltd *	12,980	89,302
B&G Foods Inc	27,774	884,602
B. Riley Financial Inc	7,889	134,507
Barrett Business Services Inc	2,826	159,754
Bellicum Pharmaceuticals Inc *	11,784	136,105
BG Staffing Inc	2,997	49,600
BioCryst Pharmaceuticals Inc *	33,313	174,560
Biohaven Pharmaceutical Holding Co Ltd *	4,361	163,014
BioScrip Inc *	46,197	127,042
BioSpecifics Technologies Corp *	2,648	123,185
BioTelemetry Inc *	11,787	388,971
BioTime Inc *	33,861	96,165
Bluebird Bio Inc *	19,278	2,647,833
Blueprint Medicines Corp *	16,410	1,143,285
Bob Evans Farms Inc	8,527	660,928
Bridgepoint Education Inc *	7,894	75,782
Cadiz Inc *	8,941	113,551
CAI International Inc *	6,788	205,812
Cal-Maine Foods Inc *	12,950	532,245
Calavo Growers Inc	6,965	509,838
Calithera Biosciences Inc *	13,265	208,924
Calyxt Inc *	2,975	72,858
Cambium Learning Group Inc *	3,968	26,308
Cambrex Corp *	13,714	754,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Cantel Medical Corp	15,445	$1,454,456
Capella Education Co	4,812	337,562
Capital Senior Living Corp *	10,858	136,268
Cara Therapeutics Inc *	11,648	159,461
Cardiovascular Systems Inc *	13,901	391,313
Cardtronics PLC ‘A’ *	18,460	424,765
Care.com Inc *	6,092	96,802
Career Education Corp *	29,375	305,206
Carriage Services Inc	6,131	156,954
Cascadian Therapeutics Inc *	14,421	58,982
Catalent Inc *	52,776	2,106,818
Catalyst Pharmaceuticals Inc *	30,737	77,457
CBIZ Inc *	21,344	346,840
Celldex Therapeutics Inc *	45,541	130,247
Cempra Inc *	21,090	68,543
Central Garden & Pet Co *	4,338	168,488
Central Garden & Pet Co ‘A’ *	15,293	568,747
Cerus Corp *	47,327	129,203
Chemed Corp	6,521	1,317,568
ChemoCentryx Inc *	10,192	75,625
Chimerix Inc *	21,315	111,904
Cimpress NV * (Netherlands)	10,612	1,036,368
Civitas Solutions Inc *	7,221	133,227
Clearside Biomedical Inc *	8,894	77,734
Clovis Oncology Inc *	18,393	1,515,583
Coca-Cola Bottling Co Consolidated	2,051	442,503
Coherus Biosciences Inc *	16,652	222,304
Collectors Universe Inc	3,668	87,922
Collegium Pharmaceutical Inc *	9,796	102,760
Community Health Systems Inc *	41,498	318,705
Conatus Pharmaceuticals Inc *	11,123	61,065
Concert Pharmaceuticals Inc *	7,092	104,607
ConforMIS Inc *	16,345	57,534
CONMED Corp	11,595	608,390
Corbus Pharmaceuticals Holdings Inc *	19,195	137,244
Corcept Therapeutics Inc *	38,045	734,268
Corium International Inc *	11,235	124,484
CorVel Corp *	4,151	225,814
Corvus Pharmaceuticals Inc *	3,570	56,906
CPI Card Group Inc	8,096	9,553
CRA International Inc	3,411	140,022
Craft Brew Alliance Inc *	5,802	101,825
Cross Country Healthcare Inc *	14,779	210,305
CryoLife Inc *	13,265	301,116
CSS Industries Inc	3,082	88,823
Curis Inc *	50,691	75,530
Cutera Inc *	5,720	236,522
Cytokinetics Inc *	18,044	261,638
CytomX Therapeutics Inc *	12,570	228,397
Darling Ingredients Inc *	69,584	1,219,112
Dean Foods Co	39,673	431,642
Deluxe Corp	20,000	1,459,200
Depomed Inc *	25,009	144,802
Dermira Inc *	16,563	447,201
Diplomat Pharmacy Inc *	20,788	430,519
Dova Pharmaceuticals Inc *	1,628	39,528
Durect Corp *	52,888	93,612
Dynavax Technologies Corp *	25,285	543,627
Eagle Pharmaceuticals Inc *	3,604	214,943
Edge Therapeutics Inc *	7,343	78,790
Editas Medicine Inc *	14,688	352,659
elf Beauty Inc *	8,983	202,567
Emerald Expositions Events Inc	7,073	164,377
Emergent BioSolutions Inc *	13,861	560,677
Enanta Pharmaceuticals Inc *	6,793	317,912
Endologix Inc *	31,597	140,923
Ennis Inc	10,257	201,550
Entellus Medical Inc *	5,243	96,786
Enzo Biochem Inc *	18,162	190,156
Epizyme Inc *	17,116	326,060

	Shares	Value
Esperion Therapeutics Inc *	7,141	$357,907
Everi Holdings Inc *	27,582	209,347
EVERTEC Inc	25,291	400,862
Exact Sciences Corp *	49,513	2,333,053
Exactech Inc *	4,714	155,326
Farmer Brothers Co *	3,523	115,731
Fate Therapeutics Inc *	16,051	63,562
FibroGen Inc *	28,083	1,510,865
Five Prime Therapeutics Inc *	11,893	486,543
Flexion Therapeutics Inc *	12,111	292,844
FONAR Corp *	2,629	80,185
Forrester Research Inc	4,003	167,526
Fortress Biotech Inc *	14,405	63,670
Foundation Medicine Inc *	6,252	251,330
Franklin Covey Co *	4,282	86,925
Fresh Del Monte Produce Inc	13,829	628,666
FTI Consulting Inc *	15,848	562,287
G1 Therapeutics Inc *	2,865	71,310
Genesis Healthcare Inc *	17,231	19,988
GenMark Diagnostics Inc *	22,118	212,996
Genocea Biosciences Inc *	12,163	17,758
Genomic Health Inc *	8,780	281,750
Geron Corp *	64,868	141,412
Glaukos Corp *	12,469	411,477
Global Blood Therapeutics Inc *	16,046	498,228
Globus Medical Inc ‘A’ *	29,921	889,252
Grand Canyon Education Inc *	19,613	1,781,253
Great Lakes Dredge & Dock Corp *	20,918	101,452
Green Dot Corp ‘A’ *	19,388	961,257
Haemonetics Corp *	22,198	996,024
Halozyme Therapeutics Inc *	49,324	856,758
Halyard Health Inc *	19,989	900,105
Healthcare Services Group Inc	30,181	1,628,869
HealthEquity Inc *	20,947	1,059,499
HealthSouth Corp	40,574	1,880,605
Heidrick & Struggles International Inc	8,446	178,633
Helen of Troy Ltd *	11,585	1,122,586
Herc Holdings Inc *	10,547	518,174
Heron Therapeutics Inc *	19,733	318,688
Hertz Global Holdings Inc *	22,839	510,680
Heska Corp *	2,688	236,786
HMS Holdings Corp *	35,166	698,397
Horizon Pharma PLC *	68,684	870,913
Hostess Brands Inc *	34,802	475,395
Huron Consulting Group Inc *	9,651	331,029
ICF International Inc *	7,458	402,359
ICU Medical Inc *	6,323	1,175,130
Idera Pharmaceuticals Inc *	41,692	92,973
Ignyta Inc *	21,609	266,871
Immune Design Corp *	8,087	83,700
ImmunoGen Inc *	34,927	267,192
Immunomedics Inc *	42,155	589,327
Impax Laboratories Inc *	31,492	639,288
INC Research Holdings Inc ‘A’ *	23,270	1,217,021
Information Services Group Inc *	14,395	57,868
Ingles Markets Inc ‘A’	6,086	156,410
Innoviva Inc *	31,689	447,449
Inogen Inc *	7,165	681,391
Inovio Pharmaceuticals Inc *	32,039	203,127
Insmed Inc *	30,948	965,887
Insperity Inc	7,662	674,256
Insulet Corp *	24,649	1,357,667
Insys Therapeutics Inc *	10,891	96,712
Integer Holdings Corp *	12,976	663,722
Integra LifeSciences Holdings Corp *	26,598	1,342,667
Intellia Therapeutics Inc *	6,130	152,331
Inter Parfums Inc	7,387	304,714
Intersect ENT Inc *	10,876	338,787
Intra-Cellular Therapies Inc *	13,813	217,969
Invacare Corp	12,758	200,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Invitae Corp *	16,806	$157,472
Iovance Biotherapeutics Inc *	20,951	162,370
iRhythm Technologies Inc *	6,003	311,436
Ironwood Pharmaceuticals Inc *	56,625	892,976
J&J Snack Foods Corp	6,356	834,543
John B Sanfilippo & Son Inc	3,509	236,191
Jounce Therapeutics Inc *	5,364	83,571
K12 Inc *	14,011	249,956
K2M Group Holdings Inc *	17,578	372,829
Kala Pharmaceuticals Inc *	2,909	66,442
Karyopharm Therapeutics Inc *	14,573	160,012
Kelly Services Inc ‘A’	13,180	330,686
Keryx Biopharmaceuticals Inc *	37,397	265,519
Kforce Inc	10,245	206,949
Kindred Biosciences Inc *	8,944	70,210
Kindred Healthcare Inc	35,027	238,184
Kite Pharma Inc *	20,628	3,709,121
Korn/Ferry International	21,590	851,294
Kura Oncology Inc *	8,402	125,610
La Jolla Pharmaceutical Co *	7,586	263,841
Lancaster Colony Corp	7,969	957,236
Landauer Inc	3,991	268,594
Lannett Co Inc *	11,411	210,533
Lantheus Holdings Inc *	12,885	229,353
Laureate Education Inc ‘A’ *	15,507	225,627
LeMaitre Vascular Inc	6,335	237,056
LendingTree Inc *	2,675	653,904
Lexicon Pharmaceuticals Inc *	19,041	234,014
LHC Group Inc *	6,834	484,667
Liberty Tax Inc	1,837	26,453
Lifeway Foods Inc *	1,713	15,246
Ligand Pharmaceuticals Inc *	8,709	1,185,730
Limoneira Co	5,291	122,592
LivaNova PLC *	20,605	1,443,586
Loxo Oncology Inc *	9,594	883,799
LSC Communications Inc	14,595	240,963
Luminex Corp	17,231	350,306
MacroGenics Inc *	14,491	267,794
Madrigal Pharmaceuticals Inc *	1,571	70,664
Magellan Health Inc *	10,047	867,056
Masimo Corp *	18,668	1,615,902
Matinas BioPharma Holdings Inc *	22,782	30,072
Matthews International Corp ‘A’	13,196	821,451
McGrath RentCorp	9,742	426,213
MediciNova Inc *	13,401	85,364
Medifast Inc	4,376	259,803
Medpace Holdings Inc *	2,753	87,821
Meridian Bioscience Inc	17,043	243,715
Merit Medical Systems Inc *	20,551	870,335
Merrimack Pharmaceuticals Inc	5,720	83,169
Mersana Therapeutics Inc *	1,562	27,007
MGP Ingredients Inc	5,314	322,188
MiMedx Group Inc *	44,992	534,505
Minerva Neurosciences Inc *	10,850	82,460
Miragen Therapeutics Inc *	5,267	48,193
Molina Healthcare Inc *	18,713	1,286,706
Momenta Pharmaceuticals Inc *	30,175	558,237
MoneyGram International Inc *	12,094	194,834
Monro Inc	13,360	748,828
MyoKardia Inc *	8,097	346,956
Myriad Genetics Inc *	27,216	984,675
NanoString Technologies Inc *	7,179	116,013
NantKwest Inc *	13,156	72,095
Natera Inc *	12,051	155,337
National Beverage Corp	5,044	625,708
National HealthCare Corp	4,647	290,763
National Research Corp ‘A’	3,849	145,107
Natural Grocers by Vitamin Cottage Inc *	4,534	25,300
Natural Health Trends Corp	3,324	79,444
Nature’s Sunshine Products Inc	4,348	44,132

	Shares	Value
Natus Medical Inc *	13,999	$524,963
Navigant Consulting Inc *	19,372	327,774
Neff Corp ‘A’ *	3,105	77,625
Nektar Therapeutics *	62,783	1,506,792
Neogen Corp *	15,737	1,218,988
NeoGenomics Inc *	24,776	275,757
Neos Therapeutics Inc *	8,301	75,954
Nevro Corp *	11,746	1,067,476
NewLink Genetics Corp *	9,656	98,298
Novavax Inc *	126,575	144,296
Novelion Therapeutics Inc * (Canada)	6,332	44,514
Novocure Ltd *	25,072	497,679
Nutrisystem Inc	12,523	700,036
NuVasive Inc *	21,488	1,191,724
NxStage Medical Inc *	27,403	756,323
Nymox Pharmaceutical Corp * (Canada)	12,095	46,203
Obalon Therapeutics Inc *	3,573	34,051
Ocular Therapeutix Inc *	9,811	60,632
Omega Protein Corp	9,982	166,200
Omeros Corp *	18,117	391,690
On Assignment Inc *	21,564	1,157,556
OraSure Technologies Inc *	24,612	553,770
Organovo Holdings Inc *	41,821	92,843
Orthofix International NV *	7,494	354,092
Otonomy Inc *	12,202	39,657
Ovid therapeutics Inc *	2,156	18,477
Owens & Minor Inc	25,509	744,863
Oxford Immunotec Global PLC *	8,930	150,024
Pacific Biosciences of California Inc *	42,377	222,479
Pacira Pharmaceuticals Inc *	16,443	617,435
Paratek Pharmaceuticals Inc *	10,221	256,547
PAREXEL International Corp *	21,073	1,856,110
Paylocity Holding Corp *	10,700	522,374
PDL BioPharma Inc *	63,356	214,777
Pendrell Corp *	4,918	33,590
Penumbra Inc *	12,433	1,122,700
Performance Food Group Co *	34,749	981,659
PharMerica Corp *	12,654	370,762
Phibro Animal Health Corp ‘A’	8,198	303,736
Pieris Pharmaceuticals Inc *	14,786	85,167
Portola Pharmaceuticals Inc *	23,267	1,257,116
PRA Health Sciences Inc *	20,825	1,586,240
Prestige Brands Holdings Inc *	22,664	1,135,240
Primo Water Corp *	10,991	130,243
Progenics Pharmaceuticals Inc *	31,992	235,461
Protagonist Therapeutics Inc *	3,533	62,428
Prothena Corp PLC * (Ireland)	16,195	1,048,950
PTC Therapeutics Inc *	16,675	333,667
Pulse Biosciences Inc *	3,938	73,286
Puma Biotechnology Inc *	12,196	1,460,471
Quad/Graphics Inc	13,248	299,537
Quidel Corp *	11,577	507,767
Quotient Ltd *	11,409	56,246
Ra Pharmaceuticals Inc *	5,076	74,110
Radius Health Inc *	15,410	594,055
RadNet Inc *	16,577	191,464
Reata Pharmaceuticals Inc ‘A’ *	4,588	142,687
Recro Pharma Inc *	5,734	51,491
REGENXBIO Inc *	11,931	393,126
Rent-A-Center Inc	18,858	216,490
Repligen Corp *	15,544	595,646
Resources Connection Inc	12,715	176,739
Retrophin Inc *	15,965	397,369
Revance Therapeutics Inc *	9,504	261,835
Revlon Inc ‘A’ *	5,334	130,950
Rigel Pharmaceuticals Inc *	48,402	122,941
Rockwell Medical Inc *	20,913	179,015
RPX Corp *	20,132	267,353
RR Donnelley & Sons Co	29,363	302,439
RTI Surgical Inc *	26,487	120,516

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Sage Therapeutics Inc *	14,635	$911,760
Sanderson Farms Inc	8,336	1,346,431
Sangamo Therapeutics Inc *	34,442	516,630
Sarepta Therapeutics Inc *	25,069	1,137,130
SciClone Pharmaceuticals Inc *	20,925	234,360
SEACOR Marine Holdings Inc *	7,128	111,482
Select Medical Holdings Corp *	45,200	867,840
Selecta Biosciences Inc *	5,033	91,852
Seneca Foods Corp ‘A’ *	3,008	103,776
Seres Therapeutics Inc *	8,307	133,244
ServiceSource International Inc *	32,718	113,204
Sienna Biopharmaceuticals Inc *	1,487	33,086
Sientra Inc *	5,987	92,200
Smart & Final Stores Inc *	11,160	87,606
Snyder’s-Lance Inc	36,535	1,393,445
Sotheby’s *	16,127	743,616
SP Plus Corp *	7,716	304,782
Spark Therapeutics Inc *	11,259	1,003,852
SpartanNash Co	16,343	430,965
Spectrum Pharmaceuticals Inc *	33,779	475,271
STAAR Surgical Co *	17,818	221,834
Stemline Therapeutics Inc *	8,397	93,207
Strayer Education Inc	4,376	381,894
Strongbridge Biopharma PLC *	9,097	62,769
Sucampo Pharmaceuticals Inc ‘A’ *	11,042	130,296
Supernus Pharmaceuticals Inc *	20,310	812,400
SUPERVALU Inc *	16,914	367,880
Surgery Partners Inc *	8,888	91,991
Surmodics Inc *	6,003	186,093
Syndax Pharmaceuticals Inc *	3,769	44,097
Synergy Pharmaceuticals Inc *	98,539	285,763
Syros Pharmaceuticals Inc *	5,363	78,943
Tactile Systems Technology Inc *	3,961	122,593
Team Inc *	13,356	178,303
Tejon Ranch Co *	6,336	133,690
Teladoc Inc *	22,643	750,615
Teligent Inc *	19,410	130,241
Tenet Healthcare Corp *	34,005	558,702
Tetraphase Pharmaceuticals Inc *	20,751	141,937
Textainer Group Holdings Ltd *	11,786	202,130
TG Therapeutics Inc *	21,044	249,371
The Advisory Board Co *	17,117	917,899
The Andersons Inc	11,781	403,499
The Boston Beer Co Inc ‘A’ *	3,713	579,971
The Brink’s Co	19,498	1,642,706
The Chefs’ Warehouse Inc *	8,682	167,563
The Ensign Group Inc	20,948	473,215
The Hackett Group Inc	10,583	160,756
The Medicines Co *	29,090	1,077,494
The Providence Service Corp *	4,965	268,507
TherapeuticsMD Inc *	67,918	359,286
Theravance Biopharma Inc * (Cayman)	18,059	618,340
Tivity Health Inc *	14,934	609,307
Tocagen Inc *	3,630	45,230
Tootsie Roll Industries Inc	6,959	264,442
Travelport Worldwide Ltd	52,031	816,887
Trevena Inc *	20,793	53,022
TriNet Group Inc *	17,294	581,424
Triple-S Management Corp ‘B’ *	9,448	223,729
TrueBlue Inc *	17,843	400,575
Turning Point Brands Inc *	2,784	47,328
Ultragenyx Pharmaceutical Inc *	16,636	886,033
United Natural Foods Inc *	21,169	880,419
Universal Corp	10,325	591,622
US Physical Therapy Inc	5,318	326,791
USANA Health Sciences Inc *	5,063	292,135
Utah Medical Products Inc	1,492	109,737
Vanda Pharmaceuticals Inc *	19,141	342,624
Varex Imaging Corp *	16,355	553,453
VBI Vaccines Inc *	8,942	34,427

	Shares	Value
Vector Group Ltd	41,662	$852,819
Vectrus Inc *	5,074	156,482
Veracyte Inc *	10,101	88,586
Versartis Inc *	13,884	34,016
Viad Corp	8,710	530,439
ViewRay Inc *	12,617	72,674
Village Super Market Inc ‘A’	3,239	80,133
Viveve Medical Inc *	6,446	33,777
Voyager Therapeutics Inc *	5,364	110,445
vTv Therapeutics Inc ‘A’ *	3,577	21,390
WaVe Life Sciences Ltd *	5,130	111,578
WD-40 Co	5,780	646,782
Weight Watchers International Inc *	11,902	518,332
Weis Markets Inc	4,002	174,087
Willdan Group Inc *	3,315	107,605
Wright Medical Group NV *	44,313	1,146,377
XBiotech Inc *	8,077	35,296
Xencor Inc *	16,139	369,906
ZIOPHARM Oncology Inc *	57,039	350,219
Zogenix Inc *	11,414	400,061
Zynerba Pharmaceuticals Inc *	4,947	41,357

		188,199,800

Diversified - 0.1%

HRG Group Inc *	50,554	789,148

Energy - 3.5%

Abraxas Petroleum Corp *	65,807	123,717
Adams Resources & Energy Inc	1,159	48,099
Approach Resources Inc *	18,393	46,166
Arch Coal Inc ‘A’	8,665	621,627
Archrock Inc	27,949	350,760
Atwood Oceanics Inc *	32,629	306,386
Basic Energy Services Inc *	7,528	145,290
Bill Barrett Corp *	32,975	141,463
Bonanza Creek Energy Inc *	8,800	290,312
Bristow Group Inc	14,607	136,575
C&J Energy Services Inc *	19,191	575,154
California Resources Corp *	18,721	195,822
Callon Petroleum Co *	84,418	948,858
CARBO Ceramics Inc *	9,172	79,154
Carrizo Oil & Gas Inc *	31,931	546,978
Clean Energy Fuels Corp *	59,057	146,461
Cloud Peak Energy Inc *	32,270	118,108
Contango Oil & Gas Co *	9,930	49,948
CVR Energy Inc	7,328	189,795
Delek US Holdings Inc	32,621	871,959
Denbury Resources Inc *	173,159	232,033
Diamond Offshore Drilling Inc *	28,152	408,204
Dril-Quip Inc *	15,567	687,283
Earthstone Energy Inc ‘A’ *	6,809	74,831
Eclipse Resources Corp *	37,743	94,358
Energy XXI Gulf Coast Inc *	12,988	134,296
Ensco PLC ‘A’	125,011	746,316
EP Energy Corp ‘A’ *	17,887	58,312
Era Group Inc *	9,492	106,215
Evolution Petroleum Corp	11,373	81,886
Exterran Corp *	13,279	419,749
Flotek Industries Inc *	24,630	114,530
Forum Energy Technologies Inc *	30,006	477,095
Frank’s International NV	21,458	165,656
FutureFuel Corp	11,123	175,076
Gastar Exploration Inc *	76,360	67,166
Geospace Technologies Corp *	6,016	107,205
Green Plains Inc	16,635	335,195
Gulf Island Fabrication Inc	5,710	72,517
Halcon Resources Corp *	53,154	361,447
Hallador Energy Co	6,577	37,620
Helix Energy Solutions Group Inc *	59,051	436,387
Independence Contract Drilling Inc *	13,218	50,228

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Isramco Inc *	298	$34,568
Jagged Peak Energy Inc *	23,663	323,237
Jones Energy Inc ‘A’ *	27,699	53,182
Keane Group Inc *	12,967	216,290
Key Energy Services Inc *	4,410	58,080
Lilis Energy Inc *	18,234	81,506
Mammoth Energy Services Inc *	3,417	57,611
Matador Resources Co *	38,558	1,046,850
Matrix Service Co *	10,243	155,694
McDermott International Inc *	119,130	866,075
Midstates Petroleum Co Inc *	5,128	79,689
MRC Global Inc *	37,334	652,972
Natural Gas Services Group Inc *	5,805	164,862
NCS Multistage Holdings Inc *	4,803	115,656
Newpark Resources Inc *	35,501	355,010
Noble Corp PLC *	106,060	487,876
NOW Inc *	43,342	598,553
Oasis Petroleum Inc *	98,472	898,065
Oil States International Inc *	21,220	537,927
Pacific Ethanol Inc *	17,888	99,278
Panhandle Oil & Gas Inc ‘A’	6,011	143,062
Par Pacific Holdings Inc *	12,565	261,352
Parker Drilling Co *	55,987	61,586
Pattern Energy Group Inc	29,617	713,770
PDC Energy Inc *	27,778	1,361,955
Peabody Energy Corp *	26,201	760,091
Penn Virginia Corp *	6,264	250,435
PHI Inc *	5,756	67,691
Pioneer Energy Services Corp *	32,726	83,451
Plug Power Inc *	97,064	253,337
ProPetro Holding Corp *	11,001	157,864
Ramaco Resources Inc *	2,480	16,442
Ranger Energy Services Inc *	1,925	28,298
Renewable Energy Group Inc *	16,666	202,492
Resolute Energy Corp *	9,457	280,778
REX American Resources Corp *	2,363	221,720
Ring Energy Inc *	19,756	286,264
Rowan Cos PLC ‘A’ *	48,335	621,105
Sanchez Energy Corp *	25,625	123,513
SandRidge Energy Inc *	15,321	307,799
SEACOR Holdings Inc *	7,090	326,920
Select Energy Services Inc ‘A’ *	3,599	57,296
SemGroup Corp ‘A’	27,675	795,656
SilverBow Resources Inc *	3,135	76,964
Solaris Oilfield Infrastructure Inc ‘A’ *	4,418	77,006
SRC Energy Inc *	83,991	812,193
Stone Energy Corp *	8,455	245,702
SunCoke Energy Inc *	28,211	257,849
Sunrun Inc *	37,325	207,154
Superior Energy Services Inc *	63,249	675,499
Tellurian Inc *	24,005	256,373
TerraForm Global Inc ‘A’ *	38,887	184,713
TerraForm Power Inc ‘A’ *	35,235	465,807
Tesco Corp *	18,130	98,809
TETRA Technologies Inc *	49,773	142,351
Thermon Group Holdings Inc *	12,982	233,546
TPI Composites Inc *	4,665	104,216
Trecora Resources *	9,198	122,333
Ultra Petroleum Corp *	81,907	710,134
Unit Corp *	22,624	465,602
Vivint Solar Inc *	12,163	41,354
W&T Offshore Inc *	41,070	125,264
Warrior Met Coal Inc	7,310	172,297
Westmoreland Coal Co *	8,755	22,325
WildHorse Resource Development Corp *	8,763	116,723
Willbros Group Inc *	18,716	60,266

		31,316,575

	Shares	Value
Financial - 24.8%

1st Source Corp	6,971	$354,127
Acadia Realty Trust REIT	35,620	1,019,444
Access National Corp	6,029	172,791
ACNB Corp	2,596	71,909
AG Mortgage Investment Trust Inc REIT	11,909	229,129
Agree Realty Corp REIT	10,991	539,438
Aircastle Ltd	20,112	448,296
Alexander & Baldwin Inc	19,725	913,859
Alexander’s Inc REIT	885	375,320
Allegiance Bancshares Inc *	5,032	185,178
Altisource Portfolio Solutions SA *	4,419	114,320
Altisource Residential Corp REIT	20,836	231,488
Ambac Financial Group Inc *	16,389	282,874
American Assets Trust Inc REIT	17,085	679,470
American Equity Investment Life Holding Co	36,248	1,054,092
American National Bankshares Inc	2,933	120,840
Ameris Bancorp	14,619	701,712
AMERISAFE Inc	8,011	466,240
Ames National Corp	4,187	124,982
AmTrust Financial Services Inc	37,172	500,335
Anworth Mortgage Asset Corp REIT	38,169	229,396
Apollo Commercial Real Estate Finance Inc REIT	43,142	781,302
Ares Commercial Real Estate Corp REIT	13,059	173,815
Argo Group International Holdings Ltd	12,405	762,907
Arlington Asset Investment Corp ‘A’	5,714	72,739
Armada Hoffler Properties Inc REIT	19,936	275,316
ARMOUR Residential REIT Inc	15,997	430,319
Arrow Financial Corp	5,408	185,748
Artisan Partners Asset Management Inc ‘A’	19,540	637,004
ASB Bancorp Inc *	1,203	54,255
Ashford Hospitality Prime Inc REIT	11,591	110,114
Ashford Hospitality Trust Inc REIT	33,370	222,578
Associated Capital Group Inc ‘A’	2,327	83,074
Astoria Financial Corp	39,298	844,907
Atlantic Capital Bancshares Inc *	9,082	164,838
Atlas Financial Holdings Inc *	5,038	95,218
Baldwin & Lyons Inc ‘B’	4,087	92,162
Banc of California Inc	19,096	396,242
BancFirst Corp	7,278	413,026
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	12,416	365,527
BancorpSouth Inc	36,466	1,168,735
Bank Mutual Corp	16,568	168,165
Bank of Commerce Holdings	6,480	74,520
Bank of Marin Bancorp	2,775	190,087
BankFinancial Corp	6,532	103,793
Bankwell Financial Group Inc	2,652	97,965
Banner Corp	13,868	849,831
Bar Harbor Bankshares	6,730	211,053
BCB Bancorp Inc	4,022	56,107
Bear State Financial Inc	8,091	83,014
Beneficial Bancorp Inc	30,182	501,021
Berkshire Hills Bancorp Inc	16,285	631,044
Blackhawk Network Holdings Inc *	23,235	1,017,693
Blue Capital Reinsurance Holdings Ltd (Bermuda)	3,012	49,547
Blue Hills Bancorp Inc	10,139	194,669
Bluerock Residential Growth REIT Inc	10,621	117,468
BofI Holding Inc *	25,297	720,206
Boston Private Financial Holdings Inc	35,555	588,435
Bridge Bancorp Inc	7,824	265,625
Brookline Bancorp Inc	32,682	506,571
Bryn Mawr Bank Corp	7,339	321,448
BSB Bancorp Inc *	3,773	113,001
Byline Bancorp Inc *	1,363	28,977
C&F Financial Corp	1,419	78,045
Cadence BanCorp *	3,756	86,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Camden National Corp	6,125	$267,295
Capital Bank Financial Corp ‘A’	12,646	519,118
Capital City Bank Group Inc	4,923	118,201
Capitol Federal Financial Inc	53,881	792,051
Capstar Financial Holdings Inc *	3,679	72,035
Capstead Mortgage Corp REIT	42,172	406,960
CareTrust REIT Inc	31,461	599,017
Carolina Financial Corp	6,259	224,573
Cass Information Systems Inc	4,468	283,450
CatchMark Timber Trust Inc ‘A’ REIT	13,676	172,454
Cathay General Bancorp	31,930	1,283,586
CBL & Associates Properties Inc REIT	70,497	591,470
Cedar Realty Trust Inc REIT	30,759	172,866
CenterState Bank Corp	23,423	627,736
Central Pacific Financial Corp	11,926	383,779
Central Valley Community Bancorp	3,731	83,201
Century Bancorp Inc ‘A’	1,313	105,171
Charter Financial Corp	5,485	101,637
Chatham Lodging Trust REIT	14,822	316,005
Chemical Financial Corp	30,033	1,569,525
Chemung Financial Corp	1,328	62,549
Cherry Hill Mortgage Investment Corp REIT	4,550	82,355
Chesapeake Lodging Trust REIT	25,062	675,922
Citizens & Northern Corp	5,517	135,498
Citizens Inc *	17,873	131,367
City Holding Co	6,477	465,761
City Office REIT Inc	13,422	184,821
Civista Bancshares Inc	4,199	93,806
Clifton Bancorp Inc	9,057	151,433
Clipper Realty Inc REIT	6,562	70,279
CNB Financial Corp	6,566	179,383
CNO Financial Group Inc	70,643	1,648,808
CoBiz Financial Inc	16,608	326,181
Codorus Valley Bancorp Inc	3,594	110,372
Cohen & Steers Inc	9,364	369,784
Columbia Banking System Inc	24,554	1,033,969
Commerce Union Bancshares Inc	2,899	67,199
Community Bank System Inc	20,801	1,149,255
Community Bankers Trust Corp *	9,070	83,444
Community Healthcare Trust Inc REIT	6,948	187,318
Community Trust Bancorp Inc	6,736	313,224
ConnectOne Bancorp Inc	12,421	305,557
Consolidated-Tomoka Land Co	1,410	84,699
CorEnergy Infrastructure Trust Inc REIT	4,659	164,696
County Bancorp Inc	1,957	58,808
Cousins Properties Inc REIT	178,846	1,670,422
Cowen Inc *	10,224	181,987
Crawford & Co ‘B’	6,161	73,686
CU Bancorp *	7,234	280,498
Customers Bancorp Inc *	12,334	402,335
CVB Financial Corp	41,690	1,007,647
CYS Investments Inc REIT	66,878	577,826
Diamond Hill Investment Group Inc	1,303	276,692
DiamondRock Hospitality Co REIT	84,788	928,429
Dime Community Bancshares Inc	12,917	277,715
DNB Financial Corp	1,283	45,162
Donegal Group Inc ‘A’	4,102	66,165
Dynex Capital Inc REIT	18,289	132,961
Eagle Bancorp Inc *	13,313	892,637
Easterly Government Properties Inc REIT	16,518	341,427
EastGroup Properties Inc REIT	14,244	1,255,181
Education Realty Trust Inc REIT	31,451	1,130,034
eHealth Inc *	6,803	162,524
Elevate Credit Inc *	6,309	38,548
Ellie Mae Inc *	14,365	1,179,797
Ellington Residential Mortgage REIT	4,179	60,679
EMC Insurance Group Inc	3,792	106,745
Employers Holdings Inc	13,296	604,303
Encore Capital Group Inc *	9,423	417,439
Enova International Inc *	14,420	193,949

	Shares	Value
Enstar Group Ltd * (Bermuda)	4,637	$1,031,037
Entegra Financial Corp *	2,833	70,683
Enterprise Bancorp Inc	3,701	134,383
Enterprise Financial Services Corp	9,759	413,294
Equity Bancshares Inc ‘A’ *	4,623	164,486
ESSA Bancorp Inc	3,495	54,872
Essent Group Ltd *	33,984	1,376,352
Evans Bancorp Inc	1,947	84,110
Evercore Inc ‘A’	16,503	1,324,366
Farmers & Merchants Bancorp Inc	3,632	132,386
Farmers Capital Bank Corp	3,408	143,306
Farmers National Banc Corp	10,443	157,167
Farmland Partners Inc REIT	14,510	131,170
FB Financial Corp *	4,581	172,795
FBL Financial Group Inc ‘A’	4,283	319,083
FCB Financial Holdings Inc ‘A’ *	14,753	712,570
Federal Agricultural Mortgage Corp ‘C’	3,873	281,722
Federated National Holding Co	4,504	70,307
Fidelity & Guaranty Life	5,271	163,665
Fidelity Southern Corp	8,863	209,521
Fifth Street Asset Management Inc	2,488	9,703
Financial Engines Inc	24,222	841,714
Financial Institutions Inc	6,466	186,221
First Bancorp NC	10,604	364,884
First BanCorp PR *	76,697	392,689
First Bancorp Inc	4,817	146,003
First Busey Corp	16,286	510,729
First Business Financial Services Inc	3,919	89,157
First Citizens BancShares Inc ‘A’	3,156	1,179,997
First Commonwealth Financial Corp	42,038	593,997
First Community Bancshares Inc	7,175	208,864
First Connecticut Bancorp Inc	6,082	162,693
First Defiance Financial Corp	4,273	224,290
First Financial Bancorp	26,599	695,564
First Financial Bankshares Inc	26,842	1,213,258
First Financial Corp	4,228	201,253
First Financial Northwest Inc	3,820	64,902
First Foundation Inc *	12,326	220,512
First Guaranty Bancshares Inc	1,584	42,673
First Industrial Realty Trust Inc REIT	50,028	1,505,343
First Internet Bancorp	2,373	76,648
First Interstate BancSystem Inc ‘A’	11,173	427,367
First Merchants Corp	16,296	699,587
First Mid-Illinois Bancshares Inc	4,340	166,656
First Midwest Bancorp Inc	43,024	1,007,622
First Northwest Bancorp *	5,032	86,047
First Potomac Realty Trust REIT	25,669	285,953
Flagstar Bancorp Inc *	9,072	321,875
Flushing Financial Corp	11,502	341,839
FNB Bancorp	2,188	74,217
FNFV Group *	26,207	449,450
Forestar Group Inc *	15,615	268,578
Four Corners Property Trust Inc REIT	25,671	639,721
Franklin Financial Network Inc *	5,158	183,883
Franklin Street Properties Corp REIT	45,652	484,824
FRP Holdings Inc *	2,450	110,862
Fulton Financial Corp	72,859	1,366,106
GAIN Capital Holdings Inc	16,952	108,323
GAMCO Investors Inc ‘A’	2,326	69,222
Genworth Financial Inc ‘A’ *	207,226	797,820
German American Bancorp Inc	8,717	331,508
Getty Realty Corp REIT	12,259	350,730
Glacier Bancorp Inc	32,569	1,229,805
Gladstone Commercial Corp REIT	10,540	234,726
Global Indemnity Ltd * (Cayman)	3,294	139,666
Global Medical REIT Inc	7,069	63,480
Global Net Lease Inc REIT	27,994	612,789
Government Properties Income Trust REIT	29,654	556,606
Gramercy Property Trust REIT	63,090	1,908,472
Granite Point Mortgage Trust Inc REIT	3,462	64,843

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Great Ajax Corp REIT	7,404	$104,322
Great Southern Bancorp Inc	4,749	264,282
Great Western Bancorp Inc	24,910	1,028,285
Green Bancorp Inc *	9,242	218,573
Greene County Bancorp Inc	989	29,719
Greenhill & Co Inc	12,323	204,562
Greenlight Capital Re Ltd ‘A’ *	12,224	264,650
Guaranty Bancorp	10,158	282,392
Guaranty Bancshares Inc	870	27,831
Hallmark Financial Services Inc *	6,882	79,900
Hamilton Lane Inc ‘A’	6,258	168,027
Hancock Holding Co	35,893	1,739,016
Hanmi Financial Corp	13,515	418,289
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	21,478	523,419
HarborOne Bancorp Inc *	5,755	108,252
HCI Group Inc	3,542	135,481
Health Insurance Innovations Inc ‘A’ *	4,884	70,818
Healthcare Realty Trust Inc REIT	50,878	1,645,395
Heartland Financial USA Inc	10,663	526,752
Heritage Commerce Corp	15,616	222,216
Heritage Financial Corp	12,861	379,399
Heritage Insurance Holdings Inc	9,699	128,124
Hersha Hospitality Trust REIT	17,291	322,823
HFF Inc ‘A’	15,904	629,162
Hilltop Holdings Inc	31,572	820,872
Hingham Institution for Savings	625	118,919
Home Bancorp Inc	2,454	102,626
Home BancShares Inc	67,039	1,690,734
HomeStreet Inc *	9,303	251,181
HomeTrust Bancshares Inc *	6,936	177,908
Hope Bancorp Inc	54,467	964,611
Horace Mann Educators Corp	17,733	697,794
Horizon Bancorp	9,209	268,627
Houlihan Lokey Inc	10,088	394,743
Howard Bancorp Inc *	3,720	77,748
IBERIABANK Corp	20,766	1,705,927
Impac Mortgage Holdings Inc *	4,426	57,804
Independence Holding Co	1,087	27,447
Independence Realty Trust Inc REIT	28,497	289,814
Independent Bank Corp MA	11,242	839,215
Independent Bank Corp MI	8,889	201,336
Independent Bank Group Inc	7,674	462,742
Infinity Property & Casualty Corp	4,718	444,436
InfraREIT Inc	18,554	415,053
International Bancshares Corp	23,129	927,473
INTL. FCStone Inc *	6,103	233,867
Invesco Mortgage Capital Inc REIT	48,443	829,829
Investar Holding Corp	3,508	84,543
Investment Technology Group Inc	12,077	267,385
Investors Bancorp Inc	107,341	1,464,131
Investors Real Estate Trust REIT	53,949	329,628
Investors Title Co	679	121,589
iStar Inc REIT *	29,471	347,758
James River Group Holdings Ltd	8,591	356,355
Jernigan Capital Inc REIT	5,553	114,114
Kearny Financial Corp	37,041	568,579
Kemper Corp	16,803	890,559
Kennedy-Wilson Holdings Inc	35,851	665,036
Kingstone Cos Inc	3,957	64,499
Kinsale Capital Group Inc	6,327	273,137
Kite Realty Group Trust REIT	34,470	698,017
KKR Real Estate Finance Trust Inc	4,590	96,574
Ladder Capital Corp REIT	31,439	433,229
Ladenburg Thalmann Financial Services Inc	48,233	138,911
Lakeland Bancorp Inc	19,429	396,352
Lakeland Financial Corp	10,037	489,003
LaSalle Hotel Properties REIT	48,714	1,413,680
LCNB Corp	3,582	75,043
LegacyTexas Financial Group Inc	19,850	792,412

	Shares	Value
LendingClub Corp *	133,871	$815,274
Lexington Realty Trust REIT	92,701	947,404
Live Oak Bancshares Inc	8,886	208,377
LTC Properties Inc REIT	16,758	787,291
Macatawa Bank Corp	11,342	116,369
Mack-Cali Realty Corp REIT	38,066	902,545
Maiden Holdings Ltd	28,006	222,648
MainSource Financial Group Inc	10,749	385,459
Malvern Bancorp Inc *	2,731	73,054
Marcus & Millichap Inc *	6,859	185,124
Marlin Business Services Corp	4,128	118,680
Maui Land & Pineapple Co Inc *	2,837	39,576
MB Financial Inc	34,367	1,547,202
MBIA Inc *	51,899	451,521
MBT Financial Corp	7,908	86,593
MedEquities Realty Trust Inc REIT	12,823	150,670
Medley Management Inc ‘A’	2,654	16,322
Mercantile Bank Corp	7,063	246,499
Meridian Bancorp Inc	19,936	371,806
Meta Financial Group Inc	3,899	305,682
MGIC Investment Corp *	155,469	1,948,027
Middlefield Banc Corp	1,111	51,217
Midland States Bancorp Inc	6,628	209,975
MidSouth Bancorp Inc	6,017	72,505
MidWestOne Financial Group Inc	4,814	162,521
Moelis & Co ‘A’	12,934	556,809
Monmouth Real Estate Investment Corp REIT	29,588	479,030
MTGE Investment Corp REIT	19,963	387,282
MutualFirst Financial Inc	2,199	84,552
National Bank Holdings Corp ‘A’	10,798	385,381
National Bankshares Inc	3,118	140,154
National Commerce Corp *	4,574	195,767
National General Holdings Corp	20,288	387,704
National Health Investors Inc REIT	17,082	1,320,268
National Storage Affiliates Trust REIT	19,516	473,068
National Western Life Group Inc ‘A’	1,000	349,000
Nationstar Mortgage Holdings Inc *	12,938	240,259
NBT Bancorp Inc	16,597	609,442
Nelnet Inc ‘A’	8,487	428,593
New Senior Investment Group Inc REIT	36,615	335,027
New York Mortgage Trust Inc REIT	51,537	316,953
NewStar Financial Inc	13,402	157,339
NexPoint Residential Trust Inc REIT	7,234	171,663
NI Holdings Inc *	4,513	80,783
Nicolet Bankshares Inc *	3,598	206,993
NMI Holdings Inc ‘A’ *	24,865	308,326
Northfield Bancorp Inc	18,535	321,582
Northrim BanCorp Inc	2,930	102,404
NorthStar Realty Europe Corp REIT	23,124	296,218
Northwest Bancshares Inc	40,126	692,976
Norwood Financial Corp	2,404	73,370
OceanFirst Financial Corp	13,661	375,541
Ocwen Financial Corp *	46,087	158,539
OFG Bancorp	16,242	148,614
Ohio Valley Banc Corp	1,692	61,589
Old Line Bancshares Inc	3,634	101,752
Old National Bancorp	56,576	1,035,341
Old Point Financial Corp	1,492	48,341
Old Second Bancorp Inc	13,247	178,172
OM Asset Management PLC	30,337	452,628
On Deck Capital Inc *	21,841	101,997
One Liberty Properties Inc REIT	6,080	148,109
Oppenheimer Holdings Inc ‘A’	4,886	84,772
Opus Bank *	9,033	216,792
Orchid Island Capital Inc REIT	17,102	174,269
Oritani Financial Corp	16,871	283,433
Orrstown Financial Services Inc	2,919	72,683
Owens Realty Mortgage Inc REIT	4,606	83,875
Pacific Continental Corp	8,835	238,103

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Pacific Mercantile Bancorp *	6,575	$60,161
Pacific Premier Bancorp Inc *	15,822	597,280
Paragon Commercial Corp *	1,811	102,249
Park National Corp	5,578	602,368
Park Sterling Corp	22,558	280,170
Parke Bancorp Inc	2,418	53,680
Parkway Inc REIT	17,844	410,947
PCSB Financial Corp *	7,856	148,164
Peapack Gladstone Financial Corp	7,521	253,759
Pebblebrook Hotel Trust REIT	29,305	1,059,083
Penns Woods Bancorp Inc	2,177	101,165
Pennsylvania REIT	30,259	317,417
PennyMac Financial Services Inc ‘A’ *	4,235	75,383
PennyMac Mortgage Investment Trust REIT	28,166	489,807
People’s Utah Bancorp	5,871	190,514
Peoples Bancorp Inc	6,850	230,091
Peoples Bancorp of North Carolina Inc	1,772	63,119
Peoples Financial Services Corp	3,022	144,452
PHH Corp *	22,986	320,195
Physicians Realty Trust REIT	74,160	1,314,857
Piper Jaffray Cos	6,317	374,914
PJT Partners Inc ‘A’	7,508	287,631
Potlatch Corp REIT	17,201	877,251
PRA Group Inc *	18,826	539,365
Preferred Apartment Communities Inc ‘A’ REIT	13,511	255,088
Preferred Bank	5,653	341,159
Premier Financial Bancorp Inc	3,979	86,702
Primerica Inc	19,158	1,562,335
Provident Bancorp Inc *	1,830	42,365
Provident Financial Holdings Inc	2,823	55,331
Provident Financial Services Inc	26,742	713,209
Prudential Bancorp Inc	3,355	62,168
PS Business Parks Inc REIT	8,450	1,128,075
Pzena Investment Management Inc ‘A’	6,395	69,642
QCR Holdings Inc	4,963	225,816
QTS Realty Trust Inc ‘A’ REIT	20,094	1,052,122
Quality Care Properties Inc REIT *	38,366	594,673
R1 RCM Inc *	44,253	164,179
Radian Group Inc	90,878	1,698,510
RAIT Financial Trust REIT	41,804	30,517
Ramco-Gershenson Properties Trust REIT	32,428	421,888
RE/MAX Holdings Inc ‘A’	7,560	480,438
Redfin Corp *	3,769	94,564
Redwood Trust Inc REIT	33,790	550,439
Regional Management Corp *	3,762	91,078
Renasant Corp	18,130	777,777
Republic Bancorp Inc ‘A’	4,555	177,144
Republic First Bancorp Inc *	21,084	195,027
Resource Capital Corp REIT	10,486	113,039
Retail Opportunity Investments Corp REIT	46,039	875,201
Rexford Industrial Realty Inc REIT	28,979	829,379
Riverview Bancorp Inc	8,183	68,737
RLI Corp	16,220	930,379
RLJ Lodging Trust REIT	72,219	1,588,818
Ryman Hospitality Properties Inc REIT	18,969	1,185,373
S&T Bancorp Inc	14,348	567,894
Sabra Health Care REIT Inc	73,768	1,618,470
Safeguard Scientifics Inc *	9,642	128,721
Safety Income & Growth Inc REIT	2,179	40,617
Safety Insurance Group Inc	6,090	464,667
Sandy Spring Bancorp Inc	10,431	432,261
Saul Centers Inc REIT	4,921	304,659
Seacoast Banking Corp of Florida *	17,407	415,853
Select Income REIT	27,509	644,261
Selective Insurance Group Inc	24,669	1,328,426
Seritage Growth Properties ‘A’ REIT	10,469	482,307
ServisFirst Bancshares Inc	19,439	755,205
Shore Bancshares Inc	5,418	90,210
SI Financial Group Inc	4,562	68,202

	Shares	Value
Sierra Bancorp	5,397	$146,529
Silvercrest Asset Management Group Inc ‘A’	3,002	43,679
Simmons First National Corp ‘A’	12,640	731,856
SmartFinancial Inc *	3,026	72,806
South State Corp	12,236	1,101,852
Southern First Bancshares Inc *	2,558	92,983
Southern Missouri Bancorp Inc	2,531	92,356
Southern National Bancorp of Virginia Inc	6,452	109,619
Southside Bancshares Inc	12,000	436,320
Southwest Bancorp Inc	7,754	213,623
STAG Industrial Inc REIT	38,081	1,046,085
Starwood Waypoint Homes REIT	53,602	1,949,505
State Auto Financial Corp	7,165	187,938
State Bank Financial Corp	16,261	465,878
State National Cos Inc	12,967	272,177
Sterling Bancorp	55,926	1,378,576
Stewart Information Services Corp	9,283	350,526
Stifel Financial Corp	28,406	1,518,585
Stock Yards Bancorp Inc	9,530	362,140
Stratus Properties Inc	2,723	82,507
Summit Financial Group Inc	4,678	120,037
Summit Hotel Properties Inc REIT	43,045	688,290
Sun Bancorp Inc	4,374	108,694
Sunshine Bancorp Inc *	3,168	73,624
Sunstone Hotel Investors Inc REIT	94,538	1,519,226
Sutherland Asset Management Corp REIT	7,709	121,031
Terreno Realty Corp REIT	20,737	750,265
Territorial Bancorp Inc	2,550	80,504
Texas Capital Bancshares Inc *	21,179	1,817,158
The Bancorp Inc *	19,048	157,527
The Bank of NT Butterfield & Son Ltd (Bermuda)	23,331	854,848
The Community Financial Corp	1,669	59,033
The First Bancshares Inc	3,597	108,450
The First of Long Island Corp	9,953	303,069
The GEO Group Inc REIT	51,944	1,397,294
The Navigators Group Inc	8,596	501,577
The RMR Group Inc ‘A’	2,891	148,453
The St Joe Co *	21,089	397,528
Third Point Reinsurance Ltd * (Bermuda)	33,609	524,300
Tier REIT Inc	20,995	405,203
Timberland Bancorp Inc	2,603	81,578
Tiptree Inc	12,729	79,556
Tompkins Financial Corp	6,082	523,903
Towne Bank	24,333	815,155
TPG RE Finance Trust Inc REIT *	3,718	73,505
TriCo Bancshares	8,848	360,556
Trinity Place Holdings Inc *	8,711	61,151
TriState Capital Holdings Inc *	9,755	223,389
Triumph Bancorp Inc *	6,856	221,106
Trupanion Inc *	9,799	258,792
TrustCo Bank Corp	38,664	344,110
Trustmark Corp	28,374	939,747
Two River Bancorp	3,020	59,856
UMB Financial Corp	19,253	1,434,156
UMH Properties Inc REIT	11,640	181,002
Umpqua Holdings Corp	94,180	1,837,452
Union Bankshares Corp	16,978	599,323
Union Bankshares Inc	1,625	78,650
United Bankshares Inc	42,413	1,575,643
United Community Banks Inc	29,805	850,635
United Community Financial Corp	22,607	217,027
United Financial Bancorp Inc	21,085	385,645
United Fire Group Inc	7,740	354,647
United Insurance Holdings Corp	7,994	130,302
United Security Bancshares	5,428	51,566
Unity Bancorp Inc	3,189	63,142
Universal Health Realty Income Trust REIT	5,483	413,912
Universal Insurance Holdings Inc	13,922	320,206

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Univest Corp of Pennsylvania	11,384	$364,288
Urban Edge Properties REIT	41,491	1,000,763
Urstadt Biddle Properties Inc ‘A’ REIT	11,290	244,993
Valley National Bancorp	110,188	1,327,765
Veritex Holdings Inc *	6,212	167,476
Virtu Financial Inc ‘A’	10,404	168,545
Virtus Investment Partners Inc	2,939	341,071
Waddell & Reed Financial Inc ‘A’	35,492	712,324
WageWorks Inc *	16,556	1,004,949
Walker & Dunlop Inc *	11,987	627,280
Washington Federal Inc	35,841	1,206,050
Washington Prime Group Inc REIT	77,812	648,174
Washington REIT	32,980	1,080,425
Washington Trust Bancorp Inc	6,187	354,206
WashingtonFirst Bankshares Inc	3,773	134,281
Waterstone Financial Inc	11,239	219,160
WesBanco Inc	18,096	742,298
West Bancorporation Inc	7,221	176,192
Westamerica Bancorporation	10,556	628,504
Western Asset Mortgage Capital Corp REIT	16,718	175,037
Western New England Bancorp Inc	11,789	128,500
Westwood Holdings Group Inc	3,290	221,318
Whitestone REIT	16,435	214,477
Wintrust Financial Corp	22,993	1,800,582
WisdomTree Investments Inc	50,410	513,174
WMIH Corp *	92,896	88,251
World Acceptance Corp *	2,582	214,022
WSFS Financial Corp	13,007	634,091
Xenia Hotels & Resorts Inc REIT	46,132	971,079
Xenith Bankshares Inc *	2,251	73,158

		219,089,297

Industrial - 14.1%

AAON Inc	17,909	617,413
AAR Corp	13,976	528,013
Actuant Corp ‘A’	24,859	636,390
Advanced Disposal Services Inc *	17,752	447,173
Advanced Drainage Systems Inc	14,644	296,541
Advanced Emissions Solutions Inc	1,832	20,097
Advanced Energy Industries Inc *	16,895	1,364,440
Aegion Corp *	14,517	337,956
Aerojet Rocketdyne Holdings Inc *	29,246	1,023,902
Aerovironment Inc *	9,006	487,405
Air Transport Services Group Inc *	24,315	591,827
Akoustis Technologies Inc *	3,592	23,420
Alamo Group Inc	4,041	433,882
Albany International Corp ‘A’	11,998	688,685
Allied Motion Technologies Inc	2,991	75,792
Altra Industrial Motion Corp	11,600	557,960
American Outdoor Brands Corp *	21,479	327,555
American Railcar Industries Inc	2,801	108,119
Ampco-Pittsburgh Corp	3,941	68,573
Apogee Enterprises Inc	11,439	552,046
Applied Industrial Technologies Inc	16,182	1,064,776
Applied Optoelectronics Inc *	7,996	517,101
Aqua Metals Inc *	7,204	49,347
AquaVenture Holdings Ltd *	4,932	66,582
ArcBest Corp	10,708	358,183
Ardmore Shipping Corp * (Ireland)	12,496	103,092
Argan Inc	6,320	425,020
Armstrong Flooring Inc *	8,816	138,852
Astec Industries Inc	9,235	517,252
Astronics Corp *	9,319	277,240
Atkore International Group Inc *	14,297	278,934
Atlas Air Worldwide Holdings Inc *	9,764	642,471
AVX Corp	19,843	361,738
Axon Enterprise Inc *	21,271	482,214
AZZ Inc	10,024	488,169
Babcock & Wilcox Enterprises Inc *	21,413	71,305
Badger Meter Inc	11,775	576,975

	Shares	Value
Barnes Group Inc	20,804	$1,465,434
Bel Fuse Inc ‘B’	3,420	106,704
Belden Inc	17,894	1,441,004
Benchmark Electronics Inc *	20,987	716,706
Boise Cascade Co *	16,619	580,003
Brady Corp ‘A’	19,608	744,124
Briggs & Stratton Corp	17,708	416,138
Builders FirstSource Inc *	40,082	721,075
Caesarstone Ltd * (Israel)	9,302	277,200
Casella Waste Systems Inc ‘A’ *	17,091	321,311
CECO Environmental Corp	13,355	112,983
Chart Industries Inc *	13,131	515,129
Chase Corp	3,149	350,799
Chicago Bridge & Iron Co NV	41,623	699,266
CIRCOR International Inc	6,840	372,301
Columbus McKinnon Corp	8,852	335,225
Comfort Systems USA Inc	14,924	532,787
Continental Building Products Inc *	17,210	447,460
Control4 Corp *	10,613	312,659
Core Molding Technologies Inc	3,141	68,914
Costamare Inc (Monaco)	20,509	126,746
Covanta Holding Corp	49,396	733,531
Covenant Transportation Group Inc ‘A’ *	5,414	156,898
Cree Inc *	41,295	1,164,106
CTS Corp	13,622	328,290
Cubic Corp	10,501	535,551
Curtiss-Wright Corp	18,332	1,916,427
CyberOptics Corp *	2,975	48,344
Daseke Inc *	8,737	114,018
DHT Holdings Inc	34,236	136,259
Dorian LPG Ltd *	8,376	57,124
Ducommun Inc *	4,613	147,847
DXP Enterprises Inc *	6,582	207,267
Dycom Industries Inc *	12,618	1,083,634
Eagle Bulk Shipping Inc *	16,224	73,495
Echo Global Logistics Inc *	11,721	220,941
Electro Scientific Industries Inc *	14,046	195,520
EMCOR Group Inc	24,527	1,701,683
Encore Wire Corp	8,847	396,124
Energous Corp *	8,172	103,458
Energy Recovery Inc *	16,077	127,008
EnerSys	18,560	1,283,795
EnPro Industries Inc	8,877	714,865
ESCO Technologies Inc	10,144	608,133
Esterline Technologies Corp *	11,089	999,673
Exponent Inc	10,885	804,401
Fabrinet * (Thailand)	15,513	574,912
FARO Technologies Inc *	7,147	273,373
Federal Signal Corp	24,891	529,680
Fitbit Inc ‘A’ *	70,596	491,348
Fluidigm Corp *	13,498	68,030
Forterra Inc *	7,299	32,846
Forward Air Corp	12,155	695,631
Franklin Electric Co Inc	19,506	874,844
FreightCar America Inc	5,690	111,296
Frontline Ltd (Norway)	30,406	183,652
GasLog Ltd (Monaco)	17,912	312,564
GATX Corp	16,629	1,023,681
Genco Shipping & Trading Ltd *	3,101	35,941
Gencor Industries Inc *	3,627	64,017
Gener8 Maritime Inc *	18,119	81,717
Generac Holdings Inc *	26,214	1,204,009
General Cable Corp	20,405	384,634
Gibraltar Industries Inc *	13,083	407,535
Global Brass & Copper Holdings Inc	8,901	300,854
Golar LNG Ltd (NOTC) (Bermuda)	40,504	915,795
GoPro Inc ‘A’ *	43,512	479,067
GP Strategies Corp *	4,956	152,893
Graham Corp	4,657	97,005
Granite Construction Inc	16,825	975,009

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Greif Inc ‘A’	10,702	$626,495
Greif Inc ‘B’	2,549	163,773
Griffon Corp	12,767	283,427
Handy & Harman Ltd *	905	29,458
Hardinge Inc	5,030	76,808
Harsco Corp *	34,800	727,320
Haynes International Inc	5,337	191,652
Heartland Express Inc	20,513	514,466
Heritage-Crystal Clean Inc *	6,278	136,547
Hill International Inc *	11,936	56,696
Hillenbrand Inc	26,869	1,043,861
Hub Group Inc ‘A’ *	13,233	568,357
Hudson Technologies Inc *	15,874	123,976
Hurco Cos Inc	3,010	125,216
Hyster-Yale Materials Handling Inc	4,471	341,763
Ichor Holdings Ltd *	6,630	177,684
IES Holdings Inc *	3,511	60,740
II-VI Inc *	25,166	1,035,581
Insteel Industries Inc	7,406	193,371
International Seaways Inc *	12,713	250,446
Intevac Inc *	8,307	70,194
Iteris Inc *	9,902	65,848
Itron Inc *	14,469	1,120,624
JELD-WEN Holding Inc *	22,661	804,919
John Bean Technologies Corp	13,413	1,356,054
Kadant Inc	4,718	464,959
Kaman Corp	11,410	636,450
KapStone Paper & Packaging Corp	35,981	773,232
KBR Inc	58,261	1,041,707
KEMET Corp *	19,806	418,501
Kennametal Inc	34,163	1,378,135
Kimball Electronics Inc *	11,582	250,750
KLX Inc *	21,880	1,158,108
Knight-Swift Transportation Holdings Inc *	52,822	2,194,754
Knowles Corp *	36,719	560,699
Kratos Defense & Security Solutions Inc *	31,043	406,042
Lawson Products Inc *	2,863	72,148
Layne Christensen Co *	8,024	100,701
LB Foster Co ‘A’ *	3,465	78,829
Lindsay Corp	4,573	420,259
Littelfuse Inc	9,567	1,873,984
Louisiana-Pacific Corp *	61,900	1,676,252
LSB Industries Inc *	9,251	73,453
LSI Industries Inc	9,855	65,142
Lydall Inc *	7,193	412,159
Marten Transport Ltd	16,790	345,035
Masonite International Corp *	12,539	867,699
MasTec Inc *	28,316	1,313,862
Matson Inc	18,662	525,895
Mesa Laboratories Inc	1,437	214,573
Methode Electronics Inc	14,521	614,964
MicroVision Inc *	29,109	80,923
Milacron Holdings Corp *	21,262	358,477
Mistras Group Inc *	6,700	137,350
Moog Inc ‘A’ *	13,557	1,131,061
MSA Safety Inc	14,135	1,123,874
Mueller Industries Inc	22,724	794,204
Mueller Water Products Inc ‘A’	65,231	834,957
Multi-Color Corp	5,770	472,851
Myers Industries Inc	10,006	209,626
MYR Group Inc *	6,425	187,225
Napco Security Technologies Inc *	4,944	47,957
National Presto Industries Inc	2,201	234,296
Navios Maritime Acquisition Corp	38,501	46,971
Navios Maritime Holdings Inc * (Monaco)	37,704	62,966
NCI Building Systems Inc *	17,375	271,050
NL Industries Inc *	2,519	23,049
NN Inc	11,370	329,730
Nordic American Tankers Ltd	40,928	218,556
Northwest Pipe Co *	3,990	75,890

	Shares	Value
Novanta Inc *	13,137	$572,773
NV5 Global Inc *	3,473	189,799
NVE Corp	1,862	147,042
Olympic Steel Inc	4,272	93,984
Omega Flex Inc	1,036	74,426
Orion Group Holdings Inc *	12,984	85,175
OSI Systems Inc *	7,327	669,468
Overseas Shipholding Group Inc ‘A’ *	16,769	44,102
Park Electrochemical Corp	8,399	155,382
Park-Ohio Holdings Corp	4,056	184,954
Patrick Industries Inc *	6,837	574,992
PGT Innovations Inc *	19,984	298,761
Plexus Corp *	14,111	791,345
Ply Gem Holdings Inc *	10,069	171,676
Powell Industries Inc	4,182	125,418
Primoris Services Corp	15,965	469,690
Proto Labs Inc *	10,539	846,282
Pure Cycle Corp *	6,861	51,458
Quanex Building Products Corp	14,451	331,650
Radiant Logistics Inc *	15,537	82,501
Raven Industries Inc	15,019	486,616
RBC Bearings Inc *	9,888	1,237,483
Revolution Lighting Technologies Inc *	5,144	33,436
Rexnord Corp *	44,258	1,124,596
Roadrunner Transportation Systems Inc *	13,113	124,967
Rogers Corp *	7,609	1,014,128
Safe Bulkers Inc * (Greece)	20,303	55,630
Saia Inc *	10,516	658,827
Sanmina Corp *	31,355	1,164,838
Schneider National Inc ‘B’	14,146	357,894
Scorpio Bulkers Inc *	25,326	178,548
Scorpio Tankers Inc (Monaco)	83,373	285,969
Ship Finance International Ltd (Norway)	25,993	376,898
Simpson Manufacturing Co Inc	17,466	856,533
Sparton Corp *	4,570	106,070
SPX Corp *	17,341	508,785
SPX FLOW Inc *	17,990	693,694
Standex International Corp	5,471	581,020
Sterling Construction Co Inc *	10,958	166,890
Stoneridge Inc *	10,883	215,592
Sturm Ruger & Co Inc	7,511	388,319
Summit Materials Inc ‘A’ *	45,489	1,457,013
Sun Hydraulics Corp	10,260	554,040
SunPower Corp *	25,855	188,483
SYNNEX Corp	11,954	1,512,301
Tech Data Corp *	14,859	1,320,222
Teekay Corp (Bermuda)	22,529	201,184
Teekay Tankers Ltd ‘A’ (Bermuda)	54,163	87,744
Tennant Co	7,528	498,354
Tetra Tech Inc	24,311	1,131,677
The Eastern Co	2,354	67,560
The Gorman-Rupp Co	7,574	246,685
The Greenbrier Cos Inc	11,417	549,729
The Manitowoc Co Inc *	53,108	477,972
TimkenSteel Corp *	16,806	277,299
TopBuild Corp *	15,659	1,020,497
Tredegar Corp	11,525	207,450
Trex Co Inc *	12,517	1,127,406
TriMas Corp *	19,006	513,162
Trinseo SA	18,882	1,266,982
Triumph Group Inc	20,368	605,948
TTM Technologies Inc *	37,772	580,556
Tutor Perini Corp *	16,275	462,210
Twin Disc Inc *	3,536	65,805
UFP Technologies Inc *	2,876	80,816
Universal Forest Products Inc	8,529	837,207
Universal Logistics Holdings Inc	4,027	82,352
US Concrete Inc *	6,638	506,479
US Ecology Inc	9,167	493,185
Vicor Corp *	7,525	177,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Vishay Intertechnology Inc	57,113	$1,073,724
Vishay Precision Group Inc *	4,494	109,654
VSE Corp	3,528	200,602
Watts Water Technologies Inc ‘A’	11,692	809,086
Werner Enterprises Inc	19,935	728,624
Willis Lease Finance Corp *	2,037	50,090
Woodward Inc	21,919	1,701,134
Worthington Industries Inc	19,209	883,614
YRC Worldwide Inc *	13,373	184,547
ZAGG Inc *	12,687	199,820

		124,240,128

Technology - 9.9%

2U Inc *	18,565	1,040,383
3D Systems Corp *	46,016	616,154
ACI Worldwide Inc *	48,272	1,099,636
Actua Corp *	13,337	204,056
Acxiom Corp *	32,883	810,237
Agilysys Inc *	6,888	82,312
Allscripts Healthcare Solutions Inc *	76,735	1,091,939
Alpha & Omega Semiconductor Ltd *	8,714	143,694
Alteryx Inc ‘A’ *	3,903	79,504
Ambarella Inc *	13,939	683,150
Amber Road Inc *	9,329	71,647
American Software Inc ‘A’	10,126	115,031
Amkor Technology Inc *	42,808	451,624
Appfolio Inc ‘A’ *	3,268	156,701
Apptio Inc ‘A’ *	9,350	172,695
Aspen Technology Inc *	31,474	1,976,882
Avid Technology Inc *	15,115	68,622
Axcelis Technologies Inc *	12,898	352,760
AXT Inc *	16,003	146,427
Barracuda Networks Inc *	10,230	247,873
Bazaarvoice Inc *	37,744	186,833
Benefitfocus Inc *	6,919	232,824
Blackbaud Inc	19,950	1,751,610
Blackline Inc *	6,192	211,271
Bottomline Technologies de Inc *	16,196	515,519
Box Inc ‘A’ *	34,280	662,290
Brightcove Inc *	14,828	106,762
BroadSoft Inc *	13,151	661,495
Brooks Automation Inc	29,112	883,840
Cabot Microelectronics Corp	10,480	837,666
CACI International Inc ‘A’ *	10,380	1,446,453
Callidus Software Inc *	27,020	666,043
Carbonite Inc *	10,878	239,316
Castlight Health Inc ‘B’ *	27,677	119,011
CEVA Inc *	9,425	403,390
Cirrus Logic Inc *	26,798	1,428,869
Cloudera Inc *	6,308	104,839
Cogint Inc *	6,672	32,693
Cohu Inc	11,840	282,266
CommerceHub Inc ‘A’ *	6,070	137,000
CommerceHub Inc ‘C’ *	12,484	266,533
CommVault Systems Inc *	16,392	996,634
Computer Programs & Systems Inc	4,376	129,311
Convergys Corp	39,721	1,028,377
Cornerstone OnDemand Inc *	21,481	872,343
Cotiviti Holdings Inc *	15,155	545,277
Coupa Software Inc *	12,940	403,081
Cray Inc *	16,996	330,572
CSG Systems International Inc	13,971	560,237
Diebold Nixdorf Inc	31,633	722,814
Digi International Inc *	11,363	120,448
Digimarc Corp *	4,378	160,235
Diodes Inc *	14,964	447,873
DMC Global Inc	6,213	105,000
Donnelley Financial Solutions Inc *	12,958	279,374
DSP Group Inc *	10,206	132,678
Eastman Kodak Co *	8,309	61,071

	Shares	Value
Ebix Inc	10,027	$654,262
Electronics For Imaging Inc *	19,464	830,724
EMCORE Corp *	12,008	98,466
Engility Holdings Inc *	7,297	253,060
Entegris Inc *	60,456	1,744,156
Envestnet Inc *	17,817	908,667
EPAM Systems Inc *	20,611	1,812,325
Everbridge Inc *	7,345	194,055
Evolent Health Inc ‘A’ *	21,384	380,635
Exa Corp *	6,331	153,084
ExlService Holdings Inc *	13,839	807,090
Fair Isaac Corp	12,755	1,792,077
Five9 Inc *	22,630	540,857
FormFactor Inc *	30,795	518,896
Glu Mobile Inc *	41,719	156,863
GSI Technology Inc *	5,997	43,598
Hortonworks Inc *	20,730	351,373
HubSpot Inc *	14,154	1,189,644
Immersion Corp *	12,857	105,042
Impinj Inc *	7,843	326,347
InnerWorkings Inc *	19,701	221,636
Inovalon Holdings Inc ‘A’ *	27,192	463,624
Inphi Corp *	17,659	700,886
Insight Enterprises Inc *	14,172	650,778
Instructure Inc *	9,218	305,577
Integrated Device Technology Inc *	56,979	1,514,502
IXYS Corp *	10,224	242,309
j2 Global Inc	19,672	1,453,367
Kopin Corp *	26,334	109,813
Lattice Semiconductor Corp *	53,320	277,797
LivePerson Inc *	23,593	319,685
Lumentum Holdings Inc *	25,903	1,407,828
MACOM Technology Solutions Holdings Inc *	17,047	760,467
ManTech International Corp ‘A’	10,752	474,701
MAXIMUS Inc	26,661	1,719,634
MaxLinear Inc *	25,099	596,101
Maxwell Technologies Inc *	14,219	72,943
Medidata Solutions Inc *	23,617	1,843,543
Mercury Systems Inc *	19,846	1,029,610
MicroStrategy Inc ‘A’ *	3,947	504,071
MINDBODY Inc ‘A’ *	17,293	447,024
Mitek Systems Inc *	13,849	131,566
MKS Instruments Inc	22,557	2,130,509
MobileIron Inc *	23,697	87,679
Model N Inc *	10,814	161,669
Monolithic Power Systems Inc	16,927	1,803,572
Monotype Imaging Holdings Inc	18,046	347,385
MTS Systems Corp	7,290	389,650
MuleSoft Inc ‘A’ *	9,719	195,741
Nanometrics Inc *	9,802	282,298
NantHealth Inc *	7,396	30,472
NetScout Systems Inc *	36,046	1,166,088
New Relic Inc *	12,802	637,540
Nutanix Inc ‘A’ *	23,457	525,202
Omnicell Inc *	15,215	776,726
Park City Group Inc *	5,611	68,174
Paycom Software Inc *	20,997	1,573,935
PDF Solutions Inc *	12,453	192,897
pdvWireless Inc *	3,590	106,982
Pegasystems Inc	15,486	892,768
Photronics Inc *	28,945	256,163
Pixelworks Inc *	12,222	57,566
Planet Payment Inc *	19,889	85,324
Power Integrations Inc	12,185	891,942
Presidio Inc *	8,242	116,624
Progress Software Corp	20,020	764,163
PROS Holdings Inc *	10,827	261,256
Pure Storage Inc ‘A’ *	38,526	616,031
QAD Inc ‘A’	3,910	134,309

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Quality Systems Inc *	22,692	$356,945
Qualys Inc *	13,176	682,517
Quantum Corp *	12,003	73,458
Radisys Corp *	16,278	22,301
Rambus Inc *	46,602	622,137
RealPage Inc *	24,925	994,507
Rosetta Stone Inc *	8,691	88,735
Rudolph Technologies Inc *	13,343	350,921
Science Applications International Corp	18,577	1,241,872
SecureWorks Corp ‘A’ *	2,615	32,295
Semtech Corp *	27,475	1,031,686
Sigma Designs Inc *	16,246	102,350
Silicon Laboratories Inc *	17,686	1,413,111
Silver Spring Networks Inc *	16,699	270,023
Simulations Plus Inc	4,574	70,897
SMART Global Holdings Inc *	7,607	203,715
SPS Commerce Inc *	6,900	391,299
StarTek Inc *	4,585	53,874
Stratasys Ltd *	20,264	468,504
Super Micro Computer Inc *	16,189	357,777
Sykes Enterprises Inc *	16,361	477,087
Synaptics Inc *	14,369	562,977
Synchronoss Technologies Inc *	18,500	172,605
Syntel Inc	14,696	288,776
Tabula Rasa HealthCare Inc *	4,000	106,960
TeleTech Holdings Inc	6,201	258,892
The ExOne Co *	5,728	65,070
The KeyW Holding Corp *	20,839	158,585
Tintri Inc *	6,130	19,248
Twilio Inc ‘A’ *	26,149	780,548
Ultra Clean Holdings Inc *	14,387	440,530
Unisys Corp *	22,055	187,468
Upland Software Inc *	3,118	65,977
USA Technologies Inc *	16,597	103,731
Varonis Systems Inc *	8,320	348,608
Veeco Instruments Inc *	20,071	429,519
VeriFone Systems Inc *	46,921	951,558
Verint Systems Inc *	26,393	1,104,547
Veritone Inc *	953	43,314
Virtusa Corp *	11,835	447,126
Vocera Communications Inc *	12,157	381,365
Workiva Inc *	10,246	213,629
Xcerra Corp *	23,375	230,244
Xperi Corp	20,420	516,626

		87,528,437

Utilities - 3.4%

ALLETE Inc	21,441	1,657,175
Ameresco Inc ‘A’ *	8,284	64,615
American States Water Co	15,295	753,279
Artesian Resources Corp ‘A’	3,538	133,736
Atlantic Power Corp *	39,835	97,596
Avista Corp	26,945	1,394,943
Black Hills Corp	22,382	1,541,448
California Water Service Group	20,232	771,851
Chesapeake Utilities Corp	6,690	523,492
Connecticut Water Service Inc	4,737	280,904
Consolidated Water Co Ltd (Cayman)	6,652	85,146
Dynegy Inc *	48,207	471,946
El Paso Electric Co	17,172	948,753
Genie Energy Ltd ‘B’ *	6,617	43,341
Global Water Resources Inc	3,588	33,799
IDACORP Inc	21,213	1,865,259
MGE Energy Inc	14,731	951,623
Middlesex Water Co	6,910	271,356
New Jersey Resources Corp	35,935	1,514,660
Northwest Natural Gas Co	12,117	780,335
NorthWestern Corp	20,835	1,186,345
NRG Yield Inc ‘A’	13,274	251,808
NRG Yield Inc ‘C’	27,414	529,090

	Shares	Value
ONE Gas Inc	21,708	$1,598,577
Ormat Technologies Inc	16,776	1,024,175
Otter Tail Corp	16,993	736,647
PNM Resources Inc	33,563	1,352,589
Portland General Electric Co	37,571	1,714,740
RGC Resources Inc	2,695	76,996
SJW Group	6,988	395,521
South Jersey Industries Inc	34,127	1,178,405
Southwest Gas Holdings Inc	19,963	1,549,528
Spark Energy Inc ‘A’	4,678	70,170
Spire Inc	19,654	1,467,171
The York Water Co	5,810	196,959
Unitil Corp	5,752	284,494
WGL Holdings Inc	21,484	1,808,953

		29,607,425

Total Common Stocks (Cost $702,529,351)		864,914,071

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $17,557,231; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $17,911,122)	$17,557,056	17,557,056

Total Short-Term Investment (Cost $17,557,056)		17,557,056

TOTAL INVESTMENTS - 99.9% (Cost $720,159,886)		882,622,718

DERIVATIVES - 0.1%
(See Note (c) in Notes to Schedule of Investments)		1,024,942

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(399,741)

NET ASSETS - 100.0%		$883,247,919

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2017, $725,600 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index (12/17)	280	$19,875,658	$20,900,600	$1,024,942

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,591	$-	$-	$151,591
	Common Stocks
	Basic Materials	30,056,368	30,056,368	-	-
	Communications	54,978,736	54,978,736	-	-
	Consumer, Cyclical	99,108,157	99,108,157	-	-
	Consumer, Non-Cyclical	188,199,800	188,199,800	-	-
	Diversified	789,148	789,148	-	-
	Energy	31,316,575	31,316,575	-	-
	Financial	219,089,297	218,820,719	268,578	-
	Industrial	124,240,128	124,240,128	-	-
	Technology	87,528,437	87,528,437	-	-
	Utilities	29,607,425	29,607,425	-	-

	Total Common Stocks	864,914,071	864,645,493	268,578	-

	Short-Term Investment	17,557,056	-	17,557,056	-
	Derivatives:
	Equity Contracts
	Futures	1,024,942	1,024,942	-	-

	Total	$883,647,660	$865,670,435	$17,825,634	$151,591

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 0.5%

Orion Engineered Carbons SA (Luxembourg)	153,810	$3,453,034

Communications - 5.1%

A10 Networks Inc *	701,780	5,305,457
Extreme Networks Inc *	443,050	5,267,865
FTD Cos Inc *	399,424	5,208,489
Houghton Mifflin Harcourt Co *	209,369	2,522,896
Infinera Corp *	476,990	4,230,901
NETGEAR Inc *	116,203	5,531,263
Scholastic Corp	195,270	7,264,044

		35,330,915

Consumer, Cyclical - 13.7%

Anixter International Inc *	103,957	8,836,345
Bloomin’ Brands Inc	327,940	5,771,744
Caleres Inc	228,964	6,987,981
Citi Trends Inc	260,459	5,175,321
Cooper-Standard Holdings Inc *	74,300	8,616,571
Crocs Inc *	530,610	5,146,917
Dana Inc	331,670	9,273,493
Ethan Allen Interiors Inc	233,190	7,555,356
Knoll Inc	362,310	7,246,200
Red Robin Gourmet Burgers Inc *	140,460	9,410,820
Regal Entertainment Group ‘A’	388,160	6,210,560
SkyWest Inc	247,370	10,859,543
Wesco Aircraft Holdings Inc *	463,160	4,353,704

		95,444,555

Consumer, Non-Cyclical - 10.2%

ABM Industries Inc	125,680	5,242,113
Booz Allen Hamilton Holding Corp	195,320	7,303,015
Cott Corp (Canada)	546,763	8,206,913
ICON PLC *	82,170	9,357,519
LifePoint Health Inc *	121,870	7,056,273
Molina Healthcare Inc *	119,010	8,183,128
Sotheby’s *	189,130	8,720,784
TrueBlue Inc *	349,370	7,843,356
Viad Corp	77,604	4,726,084
WellCare Health Plans Inc *	26,650	4,576,871

		71,216,056

Energy - 7.7%

Helix Energy Solutions Group Inc *	265,340	1,960,863
MRC Global Inc *	292,150	5,109,703
Oasis Petroleum Inc *	725,570	6,617,198
Oil States International Inc *	165,900	4,205,565
Patterson-UTI Energy Inc	317,250	6,643,215
QEP Resources Inc *	691,490	5,926,069
RPC Inc	404,190	10,019,870
SM Energy Co	348,590	6,183,987
SRC Energy Inc *	768,170	7,428,204

		54,094,674

Financial - 26.9%

1st Source Corp	105,765	5,372,862
Armada Hoffler Properties Inc REIT	338,910	4,680,347
Associated Banc-Corp	446,020	10,815,985
Customers Bancorp Inc *	250,247	8,163,057
Education Realty Trust Inc REIT	197,710	7,103,720
Essent Group Ltd *	241,587	9,784,273
First American Financial Corp	90,420	4,518,287
First Commonwealth Financial Corp	484,840	6,850,789
Fulton Financial Corp	404,290	7,580,438
Gramercy Property Trust REIT	326,069	9,863,587

	Shares	Value
HomeStreet Inc *	203,510	$5,494,770
Hope Bancorp Inc	490,312	8,683,426
Independence Realty Trust Inc REIT	621,060	6,316,180
Independent Bank Group Inc	155,355	9,367,907
National Storage Affiliates Trust REIT	332,800	8,067,072
Selective Insurance Group Inc	129,850	6,992,423
STAG Industrial Inc REIT	162,720	4,469,918
State Auto Financial Corp	139,825	3,667,610
Sterling Bancorp	464,260	11,444,009
Synovus Financial Corp	167,600	7,719,656
Texas Capital Bancshares Inc *	135,650	11,638,770
Validus Holdings Ltd	71,020	3,494,894
Webster Financial Corp	203,673	10,703,016
WSFS Financial Corp	125,362	6,111,398
Zions Bancorp	188,557	8,896,119

		187,800,513

Industrial - 18.2%

AECOM *	229,001	8,429,527
Air Transport Services Group Inc *	177,175	4,312,440
Atlas Air Worldwide Holdings Inc *	84,700	5,573,260
Columbus McKinnon Corp	186,107	7,047,872
Covenant Transportation Group Inc ‘A’ *	337,062	9,768,057
EnerSys	116,120	8,032,020
Esterline Technologies Corp *	80,370	7,245,355
General Cable Corp	415,780	7,837,453
Granite Construction Inc	95,280	5,521,476
Graphic Packaging Holding Co	709,000	9,890,550
Oshkosh Corp	113,310	9,352,607
Regal Beloit Corp	83,480	6,594,920
Saia Inc *	97,250	6,092,712
SPX FLOW Inc *	211,910	8,171,250
Terex Corp	209,680	9,439,794
Trinseo SA	123,429	8,282,086
Tutor Perini Corp *	199,370	5,662,108

		127,253,487

Technology - 13.5%

Convergys Corp	310,980	8,051,272
CSG Systems International Inc	187,400	7,514,740
Cypress Semiconductor Corp	321,161	4,823,838
FormFactor Inc *	213,893	3,604,097
Integrated Device Technology Inc *	167,710	4,457,732
Kulicke & Soffa Industries Inc * (Singapore)	408,060	8,801,854
MagnaChip Semiconductor Corp * (South Korea)	341,951	3,881,144
Mellanox Technologies Ltd * (Israel)	86,060	4,057,729
Mitel Networks Corp *	467,793	3,924,783
NCR Corp *	223,610	8,389,847
Photronics Inc *	362,340	3,206,709
Unisys Corp *	713,820	6,067,470
VeriFone Systems Inc *	418,230	8,481,705
Verint Systems Inc *	231,940	9,706,689
Virtusa Corp *	121,160	4,577,425
WNS Holdings Ltd ADR * (India)	124,240	4,534,760

		94,081,794

Utilities - 2.5%

Black Hills Corp	58,810	4,050,245
PNM Resources Inc	181,620	7,319,286
Portland General Electric Co	133,800	6,106,632

		17,476,163

Total Common Stocks (Cost $584,040,115)		686,151,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $11,865,380; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $12,106,161)	$11,865,261	$11,865,261

Total Short-Term Investment (Cost $11,865,261)		11,865,261

TOTAL INVESTMENTS - 100.0% (Cost $595,905,376)		698,016,452

OTHER ASSETS & LIABILITIES, NET - 0.0%		249,440

NET ASSETS - 100.0%		$698,265,892

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$686,151,191	$686,151,191	$-	$-
	Short-Term Investment	11,865,261	-	11,865,261	-

	Total	$698,016,452	$686,151,191	$11,865,261	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights ± * "	337,364	$16,531

Total Rights (Cost $0)		16,531

COMMON STOCKS - 99.6%

Basic Materials - 0.3%

AdvanSix Inc *	87,385	3,473,554

Communications - 8.3%

CBS Corp ‘B’	218,007	12,644,406
Charter Communications Inc ‘A’ *	31,777	11,548,397
Cisco Systems Inc	403,066	13,555,110
Clear Channel Outdoor Holdings Inc ‘A’	471,013	2,190,210
CommScope Holding Co Inc *	230,057	7,640,193
DISH Network Corp ‘A’ *	350,181	18,990,316
Entercom Communications Corp ‘A’	385,180	4,410,311
Expedia Inc	65,152	9,377,979
Nexstar Media Group Inc ‘A’	136,875	8,527,312
Sinclair Broadcast Group Inc ‘A’	107,936	3,459,349
Time Warner Inc	72,158	7,392,587
Verizon Communications Inc	212,720	10,527,513

		110,263,683

Consumer, Cyclical - 11.1%

AutoZone Inc *	19,859	11,818,290
Bed Bath & Beyond Inc	172,685	4,052,917
Best Buy Co Inc	115,567	6,582,696
Brinker International Inc	190,890	6,081,755
Columbia Sportswear Co	134,247	8,266,930
CVS Health Corp	133,078	10,821,903
Delta Air Lines Inc	478,310	23,064,108
Genuine Parts Co	97,265	9,303,397
Hilton Worldwide Holdings Inc	138,658	9,629,798
Kohl’s Corp	245,069	11,187,400
La Quinta Holdings Inc *	454,829	7,959,508
Newell Brands Inc	79,289	3,383,262
Southwest Airlines Co	75,221	4,210,872
The Gap Inc	202,752	5,987,267
The Home Depot Inc	64,129	10,488,939
Tiffany & Co	92,390	8,479,554
Walgreens Boots Alliance Inc	84,801	6,548,333

		147,866,929

Consumer, Non-Cyclical - 15.2%

Aetna Inc	85,769	13,638,129
Allergan PLC	43,531	8,921,678
Cigna Corp	32,666	6,106,582
Coty Inc ‘A’	375,758	6,211,280
Dr Pepper Snapple Group Inc	95,236	8,425,529
HCA Healthcare Inc *	119,892	9,542,204
Johnson & Johnson	170,200	22,127,702
Merck & Co Inc	309,182	19,796,924
Molson Coors Brewing Co ‘B’	114,094	9,314,634
PayPal Holdings Inc *	118,852	7,610,094
Pfizer Inc	935,492	33,397,064
Post Holdings Inc *	126,098	11,130,670
The Boston Beer Co Inc ‘A’ *	6,800	1,062,160
The Kroger Co	325,857	6,536,691
The Procter & Gamble Co	153,968	14,008,009
TreeHouse Foods Inc *	88,217	5,974,937

	Shares	Value
UnitedHealth Group Inc	73,511	$14,397,129
VWR Corp *	98,752	3,269,679

		201,471,095

Energy - 8.3%

Apache Corp	212,414	9,728,561
ConocoPhillips	222,408	11,131,520
EQT Corp	146,188	9,537,305
Exxon Mobil Corp	302,732	24,817,969
Kinder Morgan Inc	534,959	10,260,514
Marathon Petroleum Corp	210,453	11,802,204
Murphy USA Inc *	97,643	6,737,367
Occidental Petroleum Corp	108,917	6,993,561
PBF Energy Inc ‘A’	269,734	7,447,356
Phillips 66	131,506	12,047,265

		110,503,622

Financial - 37.9%

Alleghany Corp *	5,725	3,171,707
Ally Financial Inc	469,162	11,381,870
American Homes 4 Rent ‘A’ REIT	411,898	8,942,306
American International Group Inc	319,418	19,609,071
Athene Holding Ltd ‘A’ *	100,370	5,403,921
Bank of America Corp	1,501,662	38,052,115
Brixmor Property Group Inc REIT	460,497	8,657,344
Capital One Financial Corp	341,645	28,923,666
CBRE Group Inc ‘A’ *	223,913	8,481,824
Chubb Ltd	82,074	11,699,649
Citigroup Inc	262,214	19,073,446
Citizens Financial Group Inc	406,668	15,400,517
CNO Financial Group Inc	213,203	4,976,158
EastGroup Properties Inc REIT	80,799	7,120,008
Fairfax Financial Holdings Ltd (Canada)	10,181	5,283,939
Fifth Third Bancorp	321,455	8,994,311
First Republic Bank	91,008	9,506,696
Invesco Ltd	206,847	7,247,919
Kimco Realty Corp REIT	388,679	7,598,674
Loews Corp	474,985	22,732,782
M&T Bank Corp	131,222	21,131,991
Marsh & McLennan Cos Inc	42,379	3,551,784
Mid-America Apartment Communities Inc REIT	73,089	7,811,752
Morgan Stanley	201,940	9,727,450
Northern Trust Corp	100,662	9,253,858
Outfront Media Inc REIT	314,026	7,907,175
Park Hotels & Resorts Inc REIT	92,433	2,547,453
Prudential Financial Inc	56,590	6,016,649
Public Storage REIT	38,320	8,200,097
Rayonier Inc REIT	389,785	11,260,889
SunTrust Banks Inc	268,853	16,069,344
T Rowe Price Group Inc	205,959	18,670,183
The Charles Schwab Corp	238,132	10,415,894
The Hartford Financial Services Group Inc	273,947	15,184,882
The PNC Financial Services Group Inc	163,085	21,978,965
The Travelers Cos Inc	104,247	12,772,342
Unum Group	158,383	8,098,123
US Bancorp	272,749	14,616,619
Wells Fargo & Co	740,633	40,845,910
Weyerhaeuser Co REIT	168,115	5,720,953

		504,040,236

Industrial - 9.1%

Arrow Electronics Inc *	103,354	8,310,695
Ball Corp	377,468	15,589,429
Carlisle Cos Inc	121,231	12,158,257
Dover Corp	111,424	10,183,039
Energizer Holdings Inc	57,853	2,664,131
Graphic Packaging Holding Co	499,286	6,965,040
Honeywell International Inc	112,137	15,894,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Illinois Tool Works Inc	58,599	$8,670,308
KapStone Paper & Packaging Corp	219,220	4,711,038
Martin Marietta Materials Inc	48,771	10,058,043
United Technologies Corp	111,416	12,933,169
WestRock Co	212,982	12,082,469

		120,219,916

Technology - 4.0%

Hewlett Packard Enterprise Co	517,756	7,616,191
KLA-Tencor Corp	43,240	4,583,440
Micro Focus International PLC ADR * (United Kingdom)	63,146	2,014,357
Microsoft Corp	224,636	16,733,136
QUALCOMM Inc	97,895	5,074,877
Texas Instruments Inc	191,946	17,206,039

		53,228,040

Utilities - 5.4%

American Electric Power Co Inc	201,700	14,167,408
Duke Energy Corp	84,152	7,062,036
Edison International	129,628	10,003,393
Eversource Energy	128,500	7,766,540
NextEra Energy Inc	105,341	15,437,723
Sempra Energy	32,366	3,693,932
Xcel Energy Inc	296,161	14,014,338

		72,145,370

Total Common Stocks (Cost $1,103,124,489)		1,323,212,445

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $6,277,765; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $6,404,583)	$6,277,702	$6,277,702

Total Short-Term Investment (Cost $6,277,702)		6,277,702

TOTAL INVESTMENTS - 100.1% (Cost $1,109,402,191)		1,329,506,678

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(760,935)

NET ASSETS - 100.0%		$1,328,745,743

Notes to Schedule of Investments

(a)	An investment with a value of $16,531 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$16,531	$-	$-	$16,531
	Common Stocks	1,323,212,445	1,323,212,445	-	-
	Short-Term Investment	6,277,702	-	6,277,702	-

	Total	$1,329,506,678	$1,323,212,445	$6,277,702	$16,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.4%

Brazil - 1.3%

Lojas Americanas SA	4,472,670	$27,184,976

India - 0.1%

Zee Entertainment Enterprises Ltd	13,018,073	1,949,124

Total Preferred Stocks (Cost $21,693,642)		29,134,100

COMMON STOCKS - 96.3%

Argentina - 0.0%

MercadoLibre Inc	3,790	981,345

Brazil - 4.0%

Atacadao Distribuicao Comercio e Industria Ltda *	2,541,000	12,443,651
B3 SA - Brasil Bolsa Balcao	5,615,943	42,467,782
Embraer SA ADR	180,755	4,086,870
Estacio Participacoes SA	1,183,200	11,577,402
Natura Cosmeticos SA	168,100	1,655,975
Sul America SA	1,854,204	10,473,678

		82,705,358

Chile - 0.1%

Banco de Chile	15,260,051	2,327,691

China - 24.8%

3SBio Inc *~	4,102,500	6,598,937
Alibaba Group Holding Ltd ADR *	668,644	115,481,505
China International Capital Corp Ltd ‘H’ ~	3,772,000	7,688,791
China Lodging Group Ltd ADR *	287,993	34,219,328
China Mobile Ltd	2,179,500	22,126,182
Ctrip.com International Ltd ADR *	865,220	45,631,703
Jiangsu Hengrui Medicine Co Ltd ‘A’	3,862,694	34,848,445
Kweichow Moutai Co Ltd ‘A’	311,000	24,247,050
NetEase Inc ADR	30,510	8,048,843
New Oriental Education & Technology Group Inc ADR	246,880	21,789,629
Sinopharm Group Co Ltd ‘H’	8,662,400	38,370,023
Tencent Holdings Ltd	3,177,118	138,905,747
Want Want China Holdings Ltd	16,611,000	11,703,389
Wuxi Biologics Cayman Inc * ~	460,000	2,341,427
ZTO Express Cayman Inc ADR *	316,570	4,444,643

		516,445,642

Colombia - 1.2%

Grupo Aval Acciones y Valores SA ADR	1,587,898	14,243,445
Grupo de Inversiones Suramericana SA	782,739	10,896,345

		25,139,790

Egypt - 0.5%

Commercial International Bank Egypt SAE	2,109,719	9,756,106

France - 3.8%

Kering	127,304	50,713,775
LVMH Moet Hennessy Louis Vuitton SE	104,518	28,892,666

		79,606,441

	Shares	Value
Hong Kong - 5.0%

AIA Group Ltd	7,670,800	$56,789,224
Hang Lung Group Ltd	1,243,000	4,476,164
Hong Kong Exchanges & Clearing Ltd	372,306	10,055,269
Jardine Strategic Holdings Ltd (XSES)	771,870	33,384,064

		104,704,721

India - 12.2%

Apollo Hospitals Enterprise Ltd	679,573	10,471,652
Biocon Ltd	890,974	4,533,527
Cholamandalam Investment & Finance Co Ltd	280,122	4,688,381
Dr Reddy’s Laboratories Ltd	303,975	10,867,286
Glenmark Pharmaceuticals Ltd	453,999	4,162,036
Housing Development Finance Corp Ltd	3,624,612	96,751,893
Infosys Ltd	2,425,347	33,486,006
Kotak Mahindra Bank Ltd	1,682,756	25,852,766
Tata Consultancy Services Ltd	533,480	19,919,425
UltraTech Cement Ltd	229,609	13,557,946
Zee Entertainment Enterprises Ltd *	3,796,738	30,277,864

		254,568,782

Indonesia - 2.4%

P.T. Astra International Tbk	26,327,100	15,456,821
P.T. Bank Mandiri Persero Tbk	27,004,600	13,494,997
P.T. Bank Rakyat Indonesia Persero Tbk	8,657,900	9,829,473
P.T. Indocement Tunggal Prakarsa Tbk	7,206,900	10,112,882

		48,894,173

Italy - 1.1%

PRADA SPA	6,628,600	23,215,399

Malaysia - 1.5%

Genting Bhd	9,672,200	21,890,927
Genting Malaysia Bhd	7,635,200	9,731,431

		31,622,358

Mexico - 5.3%

Fomento Economico Mexicano SAB de CV	2,637,278	25,205,484
Fomento Economico Mexicano SAB de CV ADR	127,710	12,200,136
Grupo Aeroportuario del Sureste SAB de CV ‘B’	624,468	11,885,468
Grupo Financiero Banorte SAB de CV ‘O’	2,289,478	15,788,723
Grupo Financiero Inbursa SAB de CV ‘O’	10,960,301	20,048,744
Grupo Mexico SAB de CV ‘B’	5,128,468	15,683,931
Kimberly-Clark de Mexico SAB de CV ‘A’	4,432,805	9,018,969

		109,831,455

Nigeria - 0.5%

Nigerian Breweries PLC	12,500,462	5,745,338
Zenith Bank PLC	76,181,544	4,965,593

		10,710,931

Peru - 0.6%

Credicorp Ltd	59,750	12,249,945

Philippines - 3.7%

Ayala Corp	210,750	4,027,624
Ayala Land Inc	15,229,300	13,059,914
Bank of the Philippine Islands	662,230	1,296,445
Jollibee Foods Corp	2,468,018	11,844,897
SM Investments Corp	1,543,559	26,851,647
SM Prime Holdings Inc	28,429,475	19,300,063

		76,380,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Poland - 0.5%

Bank Pekao SA	316,564	$11,115,725

Portugal - 0.1%

Jeronimo Martins SGPS SA	102,016	2,013,691

Russia - 7.5%

Alrosa PJSC *	8,671,231	12,408,540
Magnit PJSC (RTS) *	318,724	55,948,162
Moscow Exchange MICEX-RTS PJSC *	5,641,195	11,327,023
Novatek PJSC GDR (LI) ~	450,463	52,904,723
Polyus PJSC GDR ~	145,500	5,637,045
Sberbank of Russia PJSC ADR (SEAQ)	1,220,324	17,401,208

		155,626,701

South Africa - 3.3%

FirstRand Ltd	4,861,702	18,694,997
Mediclinic International PLC	797,530	6,946,483
Shoprite Holdings Ltd	883,152	13,495,730
Steinhoff International Holdings NV	6,687,703	29,724,157

		68,861,367

South Korea - 4.9%

Amorepacific Corp	33,445	7,592,179
AMOREPACIFIC Group	33,777	3,647,262
Celltrion Healthcare Co Ltd *	109,674	5,314,451
Celltrion Inc *	59,462	7,387,776
LG Household & Health Care Ltd	29,853	24,396,392
NAVER Corp	59,713	38,958,650
Samsung Biologics Co Ltd * ~	51,163	15,139,071

		102,435,781

Spain - 0.4%

Prosegur Cash SA * ~	2,689,507	8,089,866

Switzerland - 2.5%

Glencore PLC	11,240,664	51,594,712

Taiwan - 5.8%

Taiwan Semiconductor Manufacturing Co Ltd	16,801,376	120,339,116

Turkey - 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,632,199	9,579,888
BIM Birlesik Magazalar AS	654,519	13,646,951

		23,226,839

United Arab Emirates - 2.0%

DP World Ltd (NASDAQ)	1,325,179	29,763,520
Emaar Properties PJSC	4,842,386	11,216,184

		40,979,704

United Kingdom - 1.5%

Anglo American PLC	434,290	7,807,834
Old Mutual PLC (XJSE)	338,570	877,351
Unilever PLC	391,847	22,679,837

		31,365,022

Total Common Stocks (Cost $1,582,843,682)		2,004,789,251

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $40,801,302; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $41,622,036)	$40,800,894	$40,800,894

Total Short-Term Investment (Cost $40,800,894)		40,800,894

TOTAL INVESTMENTS - 99.7% (Cost $1,645,338,218)		2,074,724,245

OTHER ASSETS & LIABILITIES, NET - 0.3%		6,304,221

NET ASSETS - 100.0%		$2,081,028,466

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.1%
Consumer, Non-Cyclical	22.2%
Communications	19.0%
Consumer, Cyclical	14.0%
Technology	8.7%
Basic Materials	4.5%
Others (each less than 3.0%)	8.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$29,134,100	$29,134,100	$-	$-
	Common Stocks
	Argentina	981,345	981,345	-	-
	Brazil	82,705,358	82,705,358	-	-
	Chile	2,327,691	2,327,691	-	-
	China	516,445,642	264,464,096	251,981,546	-
	Colombia	25,139,790	25,139,790	-	-
	Egypt	9,756,106	9,756,106	-	-
	France	79,606,441	-	79,606,441	-
	Hong Kong	104,704,721	-	104,704,721	-
	India	254,568,782	-	254,568,782	-
	Indonesia	48,894,173	10,112,882	38,781,291	-
	Italy	23,215,399	-	23,215,399	-
	Malaysia	31,622,358	-	31,622,358	-
	Mexico	109,831,455	109,831,455	-	-
	Nigeria	10,710,931	10,710,931	-	-
	Peru	12,249,945	12,249,945	-	-
	Philippines	76,380,590	1,296,445	75,084,145	-
	Poland	11,115,725	-	11,115,725	-
	Portugal	2,013,691	-	2,013,691	-
	Russia	155,626,701	13,599,293	142,027,408	-
	South Africa	68,861,367	20,442,213	48,419,154	-
	South Korea	102,435,781	29,710,843	72,724,938	-
	Spain	8,089,866	8,089,866	-	-
	Switzerland	51,594,712	-	51,594,712	-
	Taiwan	120,339,116	-	120,339,116	-
	Turkey	23,226,839	-	23,226,839	-
	United Arab Emirates	40,979,704	29,763,520	11,216,184	-
	United Kingdom	31,365,022	-	31,365,022	-

	Total Common Stocks	2,004,789,251	631,181,779	1,373,607,472	-

	Short-Term Investment	40,800,894	-	40,800,894	-

	Total	$2,074,724,245	$660,315,879	$1,414,408,366	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$29,407,340	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
172,679,221	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Australia - 0.5%

Orica Ltd	549,742	$8,557,251

Belgium - 1.2%

KBC Group NV	235,368	19,968,593

Brazil - 1.0%

Ambev SA ADR	2,461,274	16,219,796

Canada - 4.4%

Canadian National Railway Co (NYSE)	429,191	35,558,474
Loblaw Cos Ltd	185,116	10,103,306
Suncor Energy Inc (TSE)	839,313	29,415,474

		75,077,254

China - 1.8%

Alibaba Group Holding Ltd ADR *	111,873	19,321,586
Baidu Inc ADR *	46,608	11,544,335

		30,865,921

Denmark - 2.4%

Carlsberg AS ‘B’	103,119	11,315,648
Novo Nordisk AS ‘B’	593,829	28,550,544

		39,866,192

France - 15.2%

Air Liquide SA	308,032	41,077,828
Danone SA	316,123	24,829,514
Dassault Systemes SE	134,004	13,557,562
Engie SA	1,248,667	21,204,128
Hermes International	8,121	4,097,278
L’Oreal SA	79,053	16,762,685
Legrand SA	222,115	16,030,049
LVMH Moet Hennessy Louis Vuitton SE	127,109	35,137,659
Pernod Ricard SA	290,262	40,153,215
Schneider Electric SE (XPAR) *	500,198	43,557,752

		256,407,670

Germany - 11.7%

Bayer AG	456,647	62,379,488
Beiersdorf AG	322,867	34,761,717
Linde AG	76,901	15,991,393
Merck KGaA	162,930	18,146,031
MTU Aero Engines AG	70,613	11,276,368
ProSiebenSat.1 Media SE	347,547	11,860,011
SAP SE	392,956	43,085,746

		197,500,754

Hong Kong - 2.5%

AIA Group Ltd	5,729,351	42,416,098
Global Brands Group Holding Ltd *	6,600,699	637,102

		43,053,200

Israel - 1.3%

Check Point Software Technologies Ltd *	187,863	21,420,139

Italy - 1.1%

Eni SPA	964,008	15,965,607
Luxottica Group SPA	47,824	2,676,209

		18,641,816

	Shares	Value
Japan - 13.1%

Daikin Industries Ltd	187,200	$18,958,205
Denso Corp	504,300	25,522,801
FANUC Corp	94,700	19,200,759
Hoya Corp	893,800	48,335,641
Japan Tobacco Inc	574,700	18,833,459
Kao Corp	227,200	13,376,018
Kubota Corp	943,200	17,157,441
Kyocera Corp	337,400	20,941,003
Shin-Etsu Chemical Co Ltd	86,600	7,750,691
Terumo Corp	794,300	31,242,397

		221,318,415

Netherlands - 5.7%

Akzo Nobel NV	302,893	27,935,645
Heineken NV	41,486	4,105,142
ING Groep NV	2,266,731	41,781,187
Randstad Holding NV	370,213	22,880,530

		96,702,504

Singapore - 2.2%

DBS Group Holdings Ltd	1,986,914	30,586,674
Singapore Telecommunications Ltd	2,562,949	6,967,183

		37,553,857

Spain - 1.9%

Amadeus IT Group SA	493,393	32,089,647

Sweden - 1.0%

Hennes & Mauritz AB ‘B’	638,120	16,575,962

Switzerland - 13.1%

Julius Baer Group Ltd	308,774	18,322,680
Kuehne + Nagel International AG	48,120	8,916,668
Nestle SA	764,874	64,204,474
Novartis AG	369,807	31,720,173
Roche Holding AG (XVTX)	177,341	45,331,932
UBS Group AG (XVTX)	2,223,217	38,032,519
Zurich Insurance Group AG	50,630	15,471,484

		221,999,930

Taiwan - 1.9%

Taiwan Semiconductor Manufacturing Co Ltd ADR	845,808	31,760,090

United Kingdom - 14.2%

Barclays PLC	4,610,833	11,955,807
Compass Group PLC	2,032,896	43,133,043
Diageo PLC	887,253	29,177,760
Experian PLC	590,104	11,853,212
Prudential PLC	496,426	11,879,720
Reckitt Benckiser Group PLC	384,613	35,141,326
RELX NV	902,015	19,189,005
Rio Tinto PLC	371,355	17,286,246
Rolls-Royce Holdings PLC *	1,103,222	13,122,019
Smiths Group PLC	580,155	12,270,024
WPP PLC	1,901,960	35,292,916

		240,301,078

United States - 2.4%

Delphi Automotive PLC	98,875	9,729,300
QIAGEN NV *	164,317	5,194,056
Yum China Holdings Inc *	657,353	26,274,400

		41,197,756

Total Common Stocks (Cost $1,387,169,420)		1,667,077,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.8%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $3,475,299; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $3,546,040)	$3,475,264	$3,475,264

U.S. Government Agency Issues - 0.6%

Federal Home Loan Bank 0.608% due 10/02/17	7,890,000	7,890,000
0.710% due 10/02/17	1,581,000	1,581,000

		9,471,000

Total Short-Term Investments (Cost $12,946,102)		12,946,264

TOTAL INVESTMENTS - 99.4% (Cost $1,400,115,522)		1,680,024,089

OTHER ASSETS & LIABILITIES, NET - 0.6%		10,114,331

NET ASSETS - 100.0%		$1,690,138,420

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	35.2%
Industrial	16.2%
Financial	13.7%
Consumer, Cyclical	9.7%
Technology	8.4%
Basic Materials	6.5%
Communications	5.0%
Others (each less than 3.0%)	4.7%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$8,557,251	$-	$8,557,251	$-
	Belgium	19,968,593	-	19,968,593	-
	Brazil	16,219,796	16,219,796	-	-
	Canada	75,077,254	75,077,254	-	-
	China	30,865,921	30,865,921	-	-
	Denmark	39,866,192	-	39,866,192	-
	France	256,407,670	-	256,407,670	-
	Germany	197,500,754	-	197,500,754	-
	Hong Kong	43,053,200	-	43,053,200	-
	Israel	21,420,139	21,420,139	-	-
	Italy	18,641,816	-	18,641,816	-
	Japan	221,318,415	-	221,318,415	-
	Netherlands	96,702,504	-	96,702,504	-
	Singapore	37,553,857	-	37,553,857	-
	Spain	32,089,647	-	32,089,647	-
	Sweden	16,575,962	-	16,575,962	-
	Switzerland	221,999,930	-	221,999,930	-
	Taiwan	31,760,090	31,760,090	-	-
	United Kingdom	240,301,078	-	240,301,078	-
	United States	41,197,756	36,003,700	5,194,056	-

	Total Common Stocks	1,667,077,825	211,346,900	1,455,730,925	-

	Short-Term Investments	12,946,264	-	12,946,264	-

	Total	$1,680,024,089	$211,346,900	$1,468,677,189	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Singapore - 0.0%

Mapletree Logistics Trust REIT Exp 10/04/17 *	294,960	$20,658

Total Rights (Cost $0)		20,658

PREFERRED STOCKS - 0.3%

Germany - 0.3%

Draegerwerk AG & Co KGaA	26,700	2,965,111

Total Preferred Stocks (Cost $2,278,134)		2,965,111

COMMON STOCKS - 96.9%

Australia - 4.9%

Abacus Property Group REIT	847,402	2,514,897
Ansell Ltd	187,843	3,291,718
Aristocrat Leisure Ltd	366,544	6,054,408
Asaleo Care Ltd	1,975,303	2,401,396
Australian Pharmaceutical Industries Ltd	1,883,112	2,207,349
Charter Hall Group REIT	720,925	3,040,593
Charter Hall Retail REIT	730,817	2,266,696
CSR Ltd	1,468,598	5,468,664
GrainCorp Ltd ‘A’	380,384	2,440,259
Metcash Ltd	1,228,303	2,474,186
Orora Ltd	1,814,950	4,427,951
Regis Resources Ltd	1,060,102	2,990,228
Shopping Centres Australasia Property Group REIT	1,439,038	2,587,690
Southern Cross Media Group Ltd	1,975,604	1,837,654
Super Retail Group Ltd	374,733	2,376,320
Vita Group Ltd	1,443,316	1,926,831

		48,306,840

Austria - 0.5%

CA Immobilien Anlagen AG	93,492	2,685,107
Vienna Insurance Group AG Wiener Versicherung Gruppe	90,969	2,687,627

		5,372,734

Canada - 7.9%

AGF Management Ltd ‘B’	348,900	2,262,153
Artis REIT	226,600	2,400,843
Athabasca Oil Corp *	2,289,000	2,054,642
Avigilon Corp *	220,400	3,158,287
Bonavista Energy Corp	327,460	782,072
BRP Inc	89,800	2,904,691
Canadian Apartment Properties REIT	117,400	3,173,634
Capstone Mining Corp *	2,817,300	3,070,750
Celestica Inc (TSE) *	225,600	2,791,636
Cogeco Communications Inc	43,500	3,208,071
Cominar REIT	212,700	2,313,235
Constellation Software Inc	8,979	4,898,709
Detour Gold Corp *	132,400	1,460,087
Dorel Industries Inc ‘B’	53,365	1,277,082
Enerplus Corp (TSE)	447,165	4,411,622
Genworth MI Canada Inc	90,100	2,673,936
Great Canadian Gaming Corp *	126,000	3,241,515
Linamar Corp	74,800	4,564,434
Maple Leaf Foods Inc	146,351	3,989,098
Martinrea International Inc	267,700	2,432,954
NorthWest Healthcare Properties REIT	286,800	2,604,243

	Shares	Value
Obsidian Energy Ltd *	1,667,100	$1,763,632
Paramount Resources Ltd ‘A’ *	211,000	4,176,878
Parex Resources Inc *	216,500	2,611,360
Quarterhill Inc	635,327	835,052
Quebecor Inc ‘B’	115,100	4,325,417
Trican Well Service Ltd *	1,285,200	4,696,864

		78,082,897

Denmark - 3.5%

Dfds AS	74,999	4,289,508
FLSmidth & Co AS	67,164	4,446,038
Rockwool International AS ‘B’	12,740	3,459,181
Royal Unibrew AS	132,083	7,237,425
Spar Nord Bank AS	153,723	1,916,598
Sydbank AS	69,369	2,885,085
Topdanmark AS *	109,651	4,319,758
Vestas Wind Systems AS	63,975	5,750,439

		34,304,032

Finland - 0.4%

Valmet OYJ	182,161	3,581,463

France - 5.4%

Alstom SA	69,843	2,967,497
Alten SA	31,140	2,815,903
Atos SE	33,566	5,206,354
Eiffage SA	49,661	5,143,065
Eramet *	37,036	2,517,541
Eurazeo SA	30,361	2,713,736
Eutelsat Communications SA	100,719	2,981,554
Fonciere Des Regions REIT	40,530	4,210,868
ICADE REIT	45,399	4,050,315
Ipsen SA	56,908	7,571,796
IPSOS	60,152	2,081,978
Neopost SA	47,112	1,831,259
Rubis SCA	62,898	4,009,653
SCOR SE	127,951	5,366,130

		53,467,649

Germany - 6.8%

Aurubis AG	67,505	5,473,029
bet-at-home.com AG	16,033	2,247,679
Carl Zeiss Meditec AG	37,805	1,977,780
CECONOMY AG	207,242	2,440,424
Covestro AG ~	83,409	7,177,400
Deutz AG	295,568	2,391,449
Evotec AG *	180,922	4,304,751
Grammer AG	38,761	2,529,374
Hamburger Hafen und Logistik AG	98,369	3,101,754
HOCHTIEF AG	32,011	5,406,750
HUGO BOSS AG	51,829	4,573,246
LEG Immobilien AG	46,857	4,744,745
OSRAM Licht AG	40,025	3,196,773
Rheinmetall AG	29,608	3,339,332
Scout24 AG ~	49,653	2,031,691
Siltronic AG *	21,465	2,669,537
Software AG	87,759	4,287,805
TAG Immobilien AG	162,660	2,736,327
United Internet AG	49,422	3,080,615

		67,710,461

Hong Kong - 2.2%

Champion REIT	3,276,000	2,265,567
Chow Tai Fook Jewellery Group Ltd	1,853,600	2,225,980
Dah Sing Financial Holdings Ltd	254,200	1,730,657
HK Electric Investments & HK Electric Investments Ltd ~>>	3,017,500	2,753,660
Hopewell Holdings Ltd	530,000	2,066,961
Hysan Development Co Ltd	652,000	3,076,177
Kerry Properties Ltd	597,371	2,481,211

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Luk Fook Holdings International Ltd	747,000	$3,017,032
Melco International Development Ltd	913,000	2,644,856

		22,262,101

India - 0.5%

Vedanta Resources PLC	395,568	4,628,879

Ireland - 0.3%

UDG Healthcare PLC	291,527	3,322,702

Israel - 0.4%

Ceragon Networks Ltd *	689,857	1,434,902
Nova Measuring Instruments Ltd *	104,580	2,939,744

		4,374,646

Italy - 2.8%

A2A SPA	2,471,747	4,252,698
Azimut Holding SPA	166,206	3,601,062
Banca IFIS SPA	65,695	3,596,428
ERG SPA	112,818	1,801,908
Iren SPA	620,194	1,663,927
Maire Tecnimont SPA	546,906	3,029,795
Moncler SPA	187,391	5,414,392
Technogym SPA ~	282,976	2,509,947
Unieuro SPA ~	119,748	2,243,254

		28,113,411

Japan - 24.0%

Ahresty Corp	172,600	1,448,166
Akebono Brake Industry Co Ltd *	720,200	2,466,337
ArtSpark Holdings Inc	29,100	409,076
Asahi Diamond Industrial Co Ltd	290,900	2,798,642
Bando Chemical Industries Ltd	143,100	1,520,787
Capcom Co Ltd	110,200	2,713,305
CROOZ Inc	78,100	1,639,196
Daikyo Inc	151,500	2,976,522
Denka Co Ltd	140,000	4,617,668
DIC Corp	80,100	2,904,468
Enigmo Inc *	145,000	1,436,035
F@N Communications Inc	282,000	3,162,318
Fudo Tetra Corp	1,145,800	1,906,347
Fujimi Inc	99,700	2,325,677
Glory Ltd	75,800	2,687,066
Goldcrest Co Ltd	108,100	2,564,379
Haseko Corp	307,100	4,098,055
Ishihara Sangyo Kaisha Ltd *	189,900	2,696,048
Juki Corp	162,400	2,325,342
Kinden Corp	247,200	3,984,947
Kissei Pharmaceutical Co Ltd	93,200	2,518,881
Kobe Bussan Co Ltd	97,900	4,402,916
Kokuyo Co Ltd	222,200	3,766,257
KYB Corp	63,300	3,830,807
LAC Co Ltd	169,000	2,087,371
Leopalace21 Corp	412,200	2,872,596
Maruwa Co Ltd	55,100	3,116,851
Megmilk Snow Brand Co Ltd	93,900	2,553,405
Meidensha Corp	397,000	1,517,331
Meitec Corp	54,900	2,752,154
Melco Holdings Inc	10,831	344,567
Miraca Holdings Inc	50,300	2,341,664
Mochida Pharmaceutical Co Ltd	29,300	2,155,873
Morinaga & Co Ltd	93,000	5,178,197
Nagase & Co Ltd	134,400	2,254,499
Nippon Ceramic Co Ltd	99,700	2,800,980
Nippon Chemi-Con Corp	90,300	3,211,858
Nippon Paper Industries Co Ltd	148,900	2,770,242
Nippon Yakin Kogyo Co Ltd *	1,248,000	2,599,756
Nishimatsu Construction Co Ltd	98,000	2,833,389

	Shares	Value
Nissei Build Kogyo Co Ltd	200,000	$2,165,720
Nisshin Steel Co Ltd	178,800	2,288,498
Nitto Boseki Co Ltd	99,800	3,065,061
Nitto Kogyo Corp	90,200	1,595,629
North Pacific Bank Ltd	589,358	1,867,123
Okumura Corp	71,200	2,723,511
Open House Co Ltd	112,000	3,913,514
Penta-Ocean Construction Co Ltd	591,700	3,735,855
Press Kogyo Co Ltd	399,200	2,184,996
Rengo Co Ltd	284,200	1,691,669
Roland DG Corp	99,200	2,544,892
Round One Corp	316,900	4,264,538
Ryobi Ltd	90,000	2,425,269
SAMTY Co Ltd	160,000	2,553,474
Sanden Holdings Corp *	111,800	2,220,291
Sanken Electric Co Ltd	602,000	3,317,394
Sankyu Inc	95,800	4,057,347
Sanwa Holdings Corp	244,500	2,807,902
Seino Holdings Co Ltd	294,300	4,135,635
Seiren Co Ltd	125,700	2,316,889
Seven Bank Ltd	1,086,700	3,927,013
Shindengen Electric Manufacturing Co Ltd	41,100	2,633,910
Shinko Electric Industries Co Ltd	326,000	2,199,915
Shinmaywa Industries Ltd	200,000	1,817,470
Shinoken Group Co Ltd	115,700	2,593,438
Ship Healthcare Holdings Inc	76,900	2,375,616
Starts Corp Inc	113,000	2,907,804
Sumitomo Seika Chemicals Co Ltd	46,500	2,224,235
T-Gaia Corp	72,500	1,409,877
Takara Leben Co Ltd	376,100	1,839,119
Tekken Corp	64,300	2,071,130
The Hokkoku Bank Ltd	83,900	3,679,547
The Musashino Bank Ltd	61,400	1,826,526
The Okinawa Electric Power Co Inc	89,320	1,963,696
The Sumitomo Warehouse Co Ltd	360,900	2,397,847
Toho Holdings Co Ltd	141,800	2,713,227
Tokai Carbon Co Ltd	529,000	4,982,351
Tosei Corp	283,200	2,488,383
Toshiba Machine Co Ltd	535,000	2,922,284
Toyota Boshoku Corp	93,900	1,990,955
Tsugami Corp	264,000	2,231,969
Tsumura & Co	78,800	2,840,018
TV Asahi Holdings Corp	145,900	2,913,249
Ube Industries Ltd	75,600	2,187,832
Ulvac Inc	105,664	6,659,162
Unipres Corp	116,200	3,233,388
Unitika Ltd *	404,500	3,185,636
Wellnet Corp	170,700	1,808,578

		238,489,357

Luxembourg - 0.6%

B&M European Value Retail SA	709,854	3,687,626
Orion Engineered Carbons SA	83,456	1,873,587

		5,561,213

Malta - 0.3%

Kindred Group PLC SDR	297,457	3,421,984

Netherlands - 1.8%

ASR Nederland NV	140,466	5,618,839
BE Semiconductor Industries NV	38,808	2,701,217
NN Group NV	82,673	3,462,045
Philips Lighting NV ~	65,477	2,642,776
SBM Offshore NV	179,187	3,249,210

		17,674,087

New Zealand - 0.2%

Contact Energy Ltd	531,840	2,114,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Norway - 0.4%

Norwegian Finans Holding ASA *	163,953	$1,862,985
Salmar ASA	82,470	2,332,261

		4,195,246

Peru - 0.2%

Hochschild Mining PLC	655,660	2,018,372

Russia - 0.4%

Evraz PLC	835,789	3,509,558

Singapore - 1.7%

First Resources Ltd	1,342,300	1,872,605
Keppel DC REIT	2,139,200	2,091,223
Mapletree Commercial Trust REIT	1,818,400	2,037,648
Mapletree Greater China Commercial Trust REIT	2,600,100	2,216,427
Mapletree Industrial Trust REIT	1,818,900	2,514,237
Mapletree Logistics Trust REIT	2,949,600	2,699,609
Venture Corp Ltd	285,800	3,717,506

		17,149,255

South Korea - 4.8%

Amotech Co Ltd *	120,975	4,153,068
Bluecom Co Ltd	191,824	1,351,958
CJ O Shopping Co Ltd	9,034	1,562,320
Dae Hyun Co Ltd	515,740	1,227,518
Daewoo Engineering & Construction Co Ltd *	401,790	2,534,653
Dongbu Insurance Co Ltd	32,963	2,105,961
Easy Bio Inc	337,686	1,821,106
Eugene Technology Co Ltd	141,292	2,597,768
Huchems Fine Chemical Corp	100,973	2,116,061
Interflex Co Ltd *	110,974	5,325,997
Jusung Engineering Co Ltd *	215,201	2,680,414
LOTTE Fine Chemical Co Ltd	52,587	1,901,205
LOTTE Himart Co Ltd	41,757	2,398,217
LS Corp	38,083	2,627,730
Poongsan Corp	74,291	3,338,876
POSCO Chemtech Co Ltd	112,129	2,906,950
SFA Engineering Corp	72,064	2,609,868
Silicon Works Co Ltd	79,895	3,090,503
SL Corp	105,205	1,708,485

		48,058,658

Spain - 1.8%

Bankinter SA	402,286	3,810,065
Cia de Distribucion Integral Logista Holdings SA	81,539	1,961,448
Construcciones y Auxiliar de Ferrocarriles SA	52,295	2,115,670
Enagas SA	72,134	2,032,578
Ence Energia y Celulosa SA	644,686	3,355,537
Mediaset Espana Comunicacion SA	206,005	2,328,023
Siemens Gamesa Renewable Energy SA	178,053	2,326,370

		17,929,691

Sweden - 3.6%

Ahlsell AB ~	378,978	2,465,030
Bonava AB ‘B’	107,133	1,735,237
Capio AB ~	290,394	1,703,589
Evolution Gaming Group AB ~	41,519	2,650,015
Hemfosa Fastigheter AB	220,619	2,804,902
Holmen AB ‘B’	67,711	3,173,114
JM AB	93,630	2,945,653
LeoVegas AB ~	169,141	1,432,888

	Shares	Value
Loomis AB ‘B’	92,550	$3,678,183
NCC AB ‘B’	107,134	2,543,166
Nobia AB	226,669	2,261,182
Peab AB	202,506	2,236,862
SSAB AB ‘A’ *	737,204	3,560,287
Wihlborgs Fastigheter AB	109,113	2,671,045

		35,861,153

Switzerland - 9.2%

Adecco Group AG	79,329	6,180,087
Barry Callebaut AG	2,271	3,476,714
Bucher Industries AG	6,737	2,396,473
Coca-Cola HBC AG	172,092	5,826,818
Comet Holding AG	12,906	1,912,086
EFG International AG	441,083	3,825,637
Flughafen Zurich AG	13,238	2,995,953
Forbo Holding AG	1,701	2,717,697
GAM Holding AG	183,636	2,846,721
Georg Fischer AG	4,345	5,362,166
Julius Baer Group Ltd	102,046	6,055,420
Leonteq AG *	32,951	2,020,103
Logitech International SA	81,878	2,991,345
Lonza Group AG	27,123	7,126,963
Oriflame Holding AG	170,810	5,833,992
Rieter Holding AG	7,954	1,695,088
Siegfried Holding AG	7,649	2,519,406
Sika AG	1,287	9,582,597
Straumann Holding AG	14,622	9,403,613
Swiss Life Holding AG	9,907	3,492,631
VAT Group AG ~	18,982	2,627,604

		90,889,114

United Kingdom - 11.4%

3i Group PLC	435,392	5,330,553
Aldermore Group PLC *	592,653	1,831,066
Arrow Global Group PLC	341,104	1,955,864
Auto Trader Group PLC ~	509,925	2,682,711
Barratt Developments PLC	265,363	2,186,107
Beazley PLC	441,558	2,840,072
Bellway PLC	125,513	5,552,101
Booker Group PLC	1,626,772	4,471,104
Brewin Dolphin Holdings PLC	454,237	2,126,416
Centamin PLC	1,370,131	2,661,761
Chemring Group PLC	879,830	2,122,149
Dialog Semiconductor PLC *	86,682	3,836,190
Electrocomponents PLC	318,382	2,652,803
Fenner PLC	532,344	2,405,741
Fevertree Drinks PLC	192,007	5,632,785
Hansteen Holdings PLC REIT	1,662,648	3,074,567
IG Group Holdings PLC	301,776	2,593,644
Inchcape PLC	354,535	4,100,682
Indivior PLC *	759,416	3,459,067
Jackpotjoy PLC *	323,219	3,503,886
Jardine Lloyd Thompson Group PLC	166,307	2,727,700
JD Sports Fashion PLC	553,360	2,774,365
McCarthy & Stone PLC ~	1,208,305	2,420,596
Mitie Group PLC	754,025	2,586,651
Northgate PLC	389,417	2,263,388
On the Beach Group PLC ~	299,655	1,586,073
OneSavings Bank PLC	444,631	2,401,691
Paragon Banking Group PLC	465,493	2,741,904
Persimmon PLC	195,210	6,755,704
Polypipe Group PLC	389,633	2,201,207
QinetiQ Group PLC	1,100,917	3,645,182
Rightmove PLC	41,249	2,236,883
St Modwen Properties PLC	377,388	1,890,305
Tate & Lyle PLC	338,771	2,941,612
Taylor Wimpey PLC	1,609,135	4,217,454
WH Smith PLC	87,714	2,375,417
Workspace Group PLC REIT	199,491	2,372,446

		113,157,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
United States - 0.9%

Argonaut Gold Inc *	1,332,500	$2,616,410
ICON PLC *	59,297	6,752,742

		9,369,152

Total Common Stocks (Cost $751,393,019)		962,927,402

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $20,837,632; collateralized by U.S. Treasury Notes: 2.000% - 2.500% due 05/15/24 - 06/30/24 and value $21,258,733)	$20,837,424	20,837,424

Total Short-Term Investment (Cost $20,837,424)		20,837,424

TOTAL INVESTMENTS - 99.3% (Cost $774,508,577)		986,750,595

OTHER ASSETS & LIABILITIES, NET - 0.7%		6,717,284

NET ASSETS - 100.0%		$993,467,879

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	20.7%
Industrial	19.3%
Consumer, Non-Cyclical	16.1%
Consumer, Cyclical	15.8%
Basic Materials	8.5%
Technology	6.4%
Communications	4.3%
Energy	3.5%
Others (each less than 3.0%)	4.7%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$20,658	$-	$20,658	$-
	Preferred Stocks	2,965,111	-	2,965,111	-
	Common Stocks
	Australia	48,306,840	-	48,306,840	-
	Austria	5,372,734	2,685,107	2,687,627	-
	Canada	78,082,897	78,082,897	-	-
	Denmark	34,304,032	7,237,425	27,066,607	-
	Finland	3,581,463	-	3,581,463	-
	France	53,467,649	4,897,881	48,569,768	-
	Germany	67,710,461	-	67,710,461	-
	Hong Kong	22,262,101	3,017,032	19,245,069	-
	India	4,628,879	-	4,628,879	-
	Ireland	3,322,702	-	3,322,702	-
	Israel	4,374,646	4,374,646	-	-
	Italy	28,113,411	3,907,181	24,206,230	-
	Japan	238,489,357	-	238,489,357	-
	Luxembourg	5,561,213	1,873,587	3,687,626	-
	Malta	3,421,984	3,421,984	-	-
	Netherlands	17,674,087	8,261,615	9,412,472	-
	New Zealand	2,114,900	-	2,114,900	-
	Norway	4,195,246	1,862,985	2,332,261	-
	Peru	2,018,372	-	2,018,372	-
	Russia	3,509,558	-	3,509,558	-
	Singapore	17,149,255	4,551,885	12,597,370	-
	South Korea	48,058,658	1,708,485	46,350,173	-
	Spain	17,929,691	2,115,670	15,814,021	-
	Sweden	35,861,153	5,111,071	30,750,082	-
	Switzerland	90,889,114	-	90,889,114	-
	United Kingdom	113,157,847	31,345,166	81,812,681	-
	United States	9,369,152	9,369,152	-	-

	Total Common Stocks	962,927,402	173,823,769	789,103,633	-

	Short-Term Investment	20,837,424	-	20,837,424	-

	Total	$986,750,595	$173,823,769	$812,926,826	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$5,291,516	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
25,706,562	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Brazil - 0.5%

Telefonica Brasil SA	484,500	$7,720,732

Total Preferred Stocks (Cost $7,031,157)		7,720,732

COMMON STOCKS - 96.7%

Belgium - 1.4%

Ageas	435,125	20,465,544

Brazil - 0.8%

Petroleo Brasileiro SA ADR *	1,087,100	10,914,484

Canada - 1.8%

Barrick Gold Corp (TSE)	536,799	8,638,689
Eldorado Gold Corp	3,519,718	7,743,379
Ivanhoe Mines Ltd ‘A’ *	516,032	1,641,873
Kinross Gold Corp *	1,838,303	7,794,405

		25,818,346

China - 0.3%

China Telecom Corp Ltd ‘H’	9,220,000	4,743,581

France - 11.9%

Alstom SA	333,530	14,171,059
BNP Paribas SA	350,897	28,308,879
Cie de Saint-Gobain	453,756	27,034,798
Engie SA	907,533	15,411,191
Renault SA	78,440	7,707,311
Rexel SA	810,854	14,027,474
Societe Generale SA	380,428	22,293,615
TOTAL SA	731,713	39,288,916

		168,243,243

Germany - 5.4%

CECONOMY AG	498,692	5,872,458
Deutsche Lufthansa AG	201,791	5,611,580
E.ON SE	1,263,919	14,328,340
METRO AG *	498,692	10,541,495
Rheinmetall AG	148,970	16,801,552
RWE AG *	469,177	10,673,753
Salzgitter AG	287,266	13,048,817

		76,877,995

Greece - 0.4%

Alpha Bank AE *	3,156,147	6,256,385

India - 1.1%

Canara Bank	1,296,826	6,128,021
NTPC Ltd	3,902,712	10,011,636

		16,139,657

Italy - 7.1%

Assicurazioni Generali SPA	1,145,187	21,359,225
BPER Banca	2,155,467	12,915,402
Eni SPA	1,892,639	31,345,311
Saipem SPA *	2,443,544	10,552,921
UniCredit SPA *	1,156,217	24,673,318

		100,846,177

	Shares	Value
Japan - 27.7%

Benesse Holdings Inc	181,178	$6,536,714
Canon Inc	501,068	17,147,029
Chiyoda Corp	1,420,984	8,315,339
Citizen Watch Co Ltd	1,411,827	9,735,534
Dai-ichi Life Holdings Inc	856,013	15,354,805
DeNA Co Ltd	258,032	5,787,701
Eisai Co Ltd	195,335	10,031,006
Fuji Media Holdings Inc	393,160	5,600,405
Fujitsu Ltd	3,194,589	23,775,871
Gree Inc	1,068,053	7,305,822
Honda Motor Co Ltd	1,002,615	29,617,764
Inpex Corp	763,930	8,137,977
JGC Corp	611,265	9,899,138
JSR Corp	953,630	18,132,246
Mitsubishi Heavy Industries Ltd	478,900	18,935,448
Mitsubishi Motors Corp	2,172,478	17,200,234
Mitsubishi UFJ Financial Group Inc	4,103,043	26,677,291
Mizuho Financial Group Inc	13,415,265	23,517,474
Nikon Corp	741,690	12,861,894
Nippon Television Holdings Inc	403,265	7,084,002
Sankyo Co Ltd	362,894	11,579,364
Sumitomo Mitsui Financial Group Inc	674,163	25,914,253
Sumitomo Mitsui Trust Holdings Inc	433,541	15,660,675
Suzuken Co Ltd	285,102	10,140,302
T&D Holdings Inc	1,391,096	20,181,140
Takeda Pharmaceutical Co Ltd	506,603	28,013,070

		393,142,498

Netherlands - 4.8%

ING Groep NV	1,164,666	21,467,535
Koninklijke Philips NV	133,840	5,522,233
PostNL NV	3,661,705	15,776,749
Royal Dutch Shell PLC ‘B’	820,740	25,267,385

		68,033,902

Norway - 1.4%

Statoil ASA	373,513	7,509,285
Storebrand ASA	1,493,559	12,708,456

		20,217,741

Russia - 3.2%

Gazprom PJSC ADR (OTC)	493,715	2,068,666
Gazprom PJSC ADR (SEAQ)	3,946,578	16,560,619
LUKOIL PJSC ADR	323,685	17,166,706
Sberbank of Russia PJSC ADR (OTC)	1,200	17,124
Sberbank of Russia PJSC ADR (SEAQ)	673,526	9,604,143

		45,417,258

South Africa - 1.9%

Anglo American Platinum Ltd *	328,090	8,380,063
Gold Fields Ltd ADR	3,347,854	14,429,251
Impala Platinum Holdings Ltd *	1,990,285	4,563,460

		27,372,774

South Korea - 3.0%

KB Financial Group Inc	321,687	15,826,716
KT Corp ADR	1,064,127	14,759,442
Shinhan Financial Group Co Ltd	262,243	11,590,683

		42,176,841

Spain - 1.3%

CaixaBank SA (SIBE)	3,609,988	18,120,336

Sweden - 1.1%

Telefonaktiebolaget LM Ericsson ‘B’	2,622,578	15,119,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Switzerland - 6.3%

Adecco Group AG	161,382	$12,572,385
Julius Baer Group Ltd *	212,663	12,619,444
LafargeHolcim Ltd (XVTX)	367,605	21,521,406
UBS Group AG (XVTX)	1,643,171	28,109,687
Zurich Insurance Group AG	45,358	13,860,469

		88,683,391

Taiwan - 0.9%

MediaTek Inc	1,410,090	13,268,793

United Kingdom - 14.9%

Anglo American PLC	789,183	14,188,237
AstraZeneca PLC	414,241	27,547,611
BP PLC	6,733,203	43,132,842
BT Group PLC	4,977,785	18,932,971
Centrica PLC	6,586,108	16,507,151
HSBC Holdings PLC	4,194,841	41,469,471
J Sainsbury PLC	5,425,987	17,299,715
Marks & Spencer Group PLC	2,995,162	14,181,122
Standard Chartered PLC *	1,760,753	17,507,324

		210,766,444

Total Common Stocks (Cost $1,258,762,312)		1,372,624,778

EXCHANGE-TRADED FUND - 0.5%

iShares Core MSCI EAFE	109,785	7,044,903

Total Exchange-Traded Fund (Cost $6,947,080)		7,044,903

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $23,682,688; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $24,160,630)	$23,682,451	23,682,451

Total Short-Term Investment (Cost $23,682,451)		23,682,451

TOTAL INVESTMENTS - 99.4% (Cost $1,296,423,000)		1,411,072,864

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,610,734

NET ASSETS - 100.0%		$1,419,683,598

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	33.3%
Energy	14.9%
Industrial	9.4%
Consumer, Cyclical	9.3%
Consumer, Non-Cyclical	8.7%
Basic Materials	7.0%
Communications	5.2%
Technology	4.7%
Utilities	4.7%
Others (each less than 3.0%)	2.2%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$7,720,732	$7,720,732	$-	$-
	Common Stocks
	Belgium	20,465,544	-	20,465,544	-
	Brazil	10,914,484	10,914,484	-	-
	Canada	25,818,346	25,818,346	-	-
	China	4,743,581	-	4,743,581	-
	France	168,243,243	-	168,243,243	-
	Germany	76,877,995	10,541,495	66,336,500	-
	Greece	6,256,385	-	6,256,385	-
	India	16,139,657	-	16,139,657	-
	Italy	100,846,177	-	100,846,177	-
	Japan	393,142,498	-	393,142,498	-
	Netherlands	68,033,902	-	68,033,902	-
	Norway	20,217,741	-	20,217,741	-
	Russia	45,417,258	2,085,790	43,331,468	-
	South Africa	27,372,774	14,429,251	12,943,523	-
	South Korea	42,176,841	14,759,442	27,417,399	-
	Spain	18,120,336	-	18,120,336	-
	Sweden	15,119,388	-	15,119,388	-
	Switzerland	88,683,391	-	88,683,391	-
	Taiwan	13,268,793	-	13,268,793	-
	United Kingdom	210,766,444	-	210,766,444	-

	Total Common Stocks	1,372,624,778	78,548,808	1,294,075,970	-

	Exchange-Traded Fund	7,044,903	7,044,903	-	-
	Short-Term Investment	23,682,451	-	23,682,451	-

	Total	$1,411,072,864	$93,314,443	$1,317,758,421	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * " ±	84,900	$194,421

Total Rights (Cost $94,239)		194,421

COMMON STOCKS - 97.2%

Consumer, Non-Cyclical - 96.4%

Abbott Laboratories	191,200	10,202,432
AbbVie Inc	69,902	6,211,492
ACADIA Pharmaceuticals Inc *	25,200	949,284
Acceleron Pharma Inc *	61,300	2,287,716
Aetna Inc	55,979	8,901,221
Agios Pharmaceuticals Inc *	17,300	1,154,775
Align Technology Inc *	3,200	596,064
Alkermes PLC *	32,300	1,642,132
Allergan PLC	38,772	7,946,321
Alnylam Pharmaceuticals Inc *	51,800	6,085,982
Amedisys Inc *	72,600	4,062,696
AmerisourceBergen Corp	14,800	1,224,700
Amgen Inc	68,528	12,777,046
Anthem Inc	41,300	7,842,044
Aquinox Pharmaceuticals Inc * (Canada)	20,058	284,623
AstraZeneca PLC (United Kingdom)	66,662	4,433,117
AstraZeneca PLC ADR (United Kingdom)	63,500	2,151,380
Avexis Inc *	20,135	1,947,658
Baxter International Inc	155,700	9,770,175
Becton Dickinson & Co	17,581	3,444,997
Biogen Inc *	24,988	7,824,242
Biohaven Pharmaceutical Holding Co Ltd *	15,574	582,156
BioMarin Pharmaceutical Inc *	31,700	2,950,319
Bioverativ Inc *	9,494	541,823
Boston Scientific Corp *	411,188	11,994,354
Bristol-Myers Squibb Co	116,548	7,428,769
Celgene Corp *	89,500	13,050,890
Centene Corp *	41,500	4,015,955
Chugai Pharmaceutical Co Ltd (Japan)	19,800	822,811
Cigna Corp	53,700	10,038,678
Clementia Pharmaceuticals Inc * (Canada)	11,974	202,241
Daiichi Sankyo Co Ltd (Japan)	24,400	550,627
DaVita Inc *	77,100	4,578,969
Dermira Inc *	23,100	623,700
Edwards Lifesciences Corp *	13,600	1,486,616
Eisai Co Ltd (Japan)	16,800	862,728
Eli Lilly & Co	74,900	6,406,946
FibroGen Inc *	10,800	581,040
Galapagos NV ADR * (Belgium)	4,800	488,400
Genomic Health Inc *	7,331	235,252
Gilead Sciences Inc	53,400	4,326,468
GlaxoSmithKline PLC (United Kingdom)	87,400	1,747,179
Global Blood Therapeutics Inc *	20,350	631,867
Halozyme Therapeutics Inc *	54,400	944,928
HCA Healthcare Inc *	30,791	2,450,656
HealthEquity Inc *	14,700	743,526
Hologic Inc *	99,400	3,646,986
Humana Inc	45,500	11,085,165
Incyte Corp *	18,000	2,101,320
Insmed Inc *	60,519	1,888,798
Intuitive Surgical Inc *	5,700	5,961,516
iRhythm Technologies Inc *	17,739	920,299
Jazz Pharmaceuticals PLC *	3,800	555,750
Johnson & Johnson	64,400	8,372,644
Karyopharm Therapeutics Inc *	7,400	81,252
Mallinckrodt PLC *	19,100	713,767
Masimo Corp *	34,900	3,020,944

	Shares	Value
McKesson Corp	18,700	$2,872,507
Medtronic PLC	187,258	14,563,055
Merck & Co Inc	113,400	7,261,002
Merck KGaA (Germany)	35,400	3,942,610
Myovant Sciences Ltd *	33,183	513,341
Nevro Corp *	21,000	1,908,480
Nightstar Therapeutics PLC ADR *	11,018	211,546
Novartis AG ADR (Switzerland)	12,200	1,047,370
Novo Nordisk AS ADR (Denmark)	51,100	2,460,465
Ovid therapeutics Inc *	5,196	44,530
Pfizer Inc	138,521	4,945,200
Prothena Corp PLC * (Ireland)	2,492	161,407
Quest Diagnostics Inc	76,700	7,182,188
Reata Pharmaceuticals Inc ‘A’ *	6,924	215,336
Regeneron Pharmaceuticals Inc *	8,275	3,699,918
ResMed Inc	41,300	3,178,448
Roche Holding AG (XVTX) (Switzerland)	11,200	2,862,946
Sage Therapeutics Inc *	11,230	699,629
Sanofi (France)	23,200	2,309,482
Sanofi ADR (France)	57,300	2,852,967
Sarepta Therapeutics Inc *	51,996	2,358,538
Seattle Genetics Inc *	26,000	1,414,660
Service Corp International	52,800	1,821,600
Spark Therapeutics Inc *	10,470	933,505
Stryker Corp	85,500	12,142,710
Syndax Pharmaceuticals Inc *	18,086	211,606
Takeda Pharmaceutical Co Ltd (Japan)	18,100	1,000,856
Teladoc Inc *	45,900	1,521,585
Teleflex Inc	6,100	1,476,017
TESARO Inc *	20,657	2,666,819
The Cooper Cos Inc	5,617	1,331,847
Theravance Biopharma Inc * (Cayman)	5,400	184,896
Thermo Fisher Scientific Inc	30,200	5,713,840
Tocagen Inc *	13,226	164,796
Ultragenyx Pharmaceutical Inc *	24,800	1,320,848
UnitedHealth Group Inc	160,501	31,434,121
Universal Health Services Inc ‘B’	22,800	2,529,432
Varian Medical Systems Inc *	27,100	2,711,626
Vertex Pharmaceuticals Inc *	63,700	9,684,948
WellCare Health Plans Inc *	7,400	1,270,876
Wuxi Biologics Cayman Inc *~ (China)	115,500	587,902
Zoetis Inc	61,500	3,921,240

		367,712,131

Industrial - 0.8%

Agilent Technologies Inc	48,900	3,139,380

Total Common Stocks (Cost $304,163,715)		370,851,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $13,191,247; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $13,455,310)	$13,191,115	$13,191,115

Total Short-Term Investment (Cost $13,191,115)		13,191,115

TOTAL INVESTMENTS - 100.8% (Cost $317,449,069)		384,237,047

DERIVATIVES - (0.0%)
(See Note (c) in Notes to Schedule of Investments)		(14,741)

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(2,982,802)

NET ASSETS - 100.0%		$381,239,504

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	23.3%
Medical-Biomedical/Gene	19.7%
Medical-HMO	19.6%
Medical Instruments	9.6%
Medical Products	8.2%
Diagnostic Equipment	4.2%
Others (each less than 3.0%)	12.7%

	97.3%
Short-Term Investment	3.5%
Other Assets & Liabilities, Net	(0.8%	)

	100.0%

(b)	An investment with a value of $194,421 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CHF	610,332	USD	635,013	10/17	CSF	($4,358)
CHF	803,604	USD	835,828	10/17	GSC	(5,465)
USD	5,326,397	CHF	5,161,400	10/17	UBS	(6,872)
USD	486,933	EUR	412,810	10/17	GSC	(1,204)
USD	8,020,340	EUR	6,780,000	10/17	TDB	3,158

Total Forward Foreign Currency Contracts						($14,741)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$194,421	$-	$-	$194,421
	Common Stocks
	Consumer, Non-Cyclical	367,712,131	348,591,873	19,120,258	-
	Industrial	3,139,380	3,139,380	-	-

	Total Common Stocks	370,851,511	351,731,253	19,120,258	-

	Short-Term Investment	13,191,115	-	13,191,115	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	3,158	-	3,158	-

	Total Assets	384,240,205	351,731,253	32,314,531	194,421

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(17,899)	-	(17,899)	-

	Total Liabilities	(17,899)	-	(17,899)	-

	Total	$384,222,306	$351,731,253	$32,296,632	$194,421

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer, Cyclical - 1.4%

Hilton Worldwide Holdings Inc	104,517	$7,258,706

Financial - 97.0%

Alexandria Real Estate Equities Inc REIT	32,499	3,866,406
American Homes 4 Rent ‘A’ REIT	167,652	3,639,725
Apartment Investment & Management Co ‘A’ REIT	16,739	734,173
AvalonBay Communities Inc REIT	72,765	12,982,731
Blackstone Mortgage Trust Inc ‘A’ REIT	86,330	2,677,957
Boston Properties Inc REIT	277,337	34,079,171
Brixmor Property Group Inc REIT	202,835	3,813,298
Camden Property Trust REIT	134,538	12,303,500
CBL & Associates Properties Inc REIT	22,474	188,557
Chesapeake Lodging Trust REIT	303,980	8,198,341
Columbia Property Trust Inc REIT	88,714	1,931,304
Cousins Properties Inc REIT	340,892	3,183,931
CubeSmart REIT	96,685	2,509,943
DCT Industrial Trust Inc REIT	119,214	6,904,875
DDR Corp REIT	88,780	813,225
Digital Realty Trust Inc REIT	67,640	8,003,841
Douglas Emmett Inc REIT	57,720	2,275,322
Duke Realty Corp REIT	155,354	4,477,302
Education Realty Trust Inc REIT	74,960	2,693,313
Equity LifeStyle Properties Inc REIT	25,797	2,194,809
Equity Residential REIT	342,192	22,560,719
Essex Property Trust Inc REIT	31,534	8,010,582
Federal Realty Investment Trust REIT	11,818	1,467,914
Gaming & Leisure Properties Inc REIT	134,809	4,973,104
GGP Inc REIT	1,279,859	26,582,671
HCP Inc REIT	84,117	2,340,976
Healthcare Realty Trust Inc REIT	341,188	11,034,020
Healthcare Trust of America Inc ‘A’ REIT	170,732	5,087,814
Host Hotels & Resorts Inc REIT	414,091	7,656,543
Hudson Pacific Properties Inc REIT	167,911	5,630,056
Invitation Homes Inc REIT	6,690	151,528
JBG SMITH Properties REIT *	189,171	6,471,540
Kilroy Realty Corp REIT	118,568	8,432,556
LaSalle Hotel Properties REIT	530,477	15,394,442
Liberty Property Trust REIT	51,696	2,122,638
Life Storage Inc REIT	84,026	6,874,167
Mack-Cali Realty Corp REIT	340,449	8,072,046
National Retail Properties Inc REIT	110,802	4,616,011
Paramount Group Inc REIT	630,735	10,091,760
Pennsylvania REIT	138,719	1,455,162
Prologis Inc REIT	238,008	15,103,988
Public Storage REIT	125,626	26,882,708
QTS Realty Trust Inc ‘A’ REIT	126,765	6,637,415
Regency Centers Corp REIT	257,358	15,966,490
Rexford Industrial Realty Inc REIT	143,741	4,113,867
RLJ Lodging Trust REIT	191,100	4,204,200
Simon Property Group Inc REIT	434,140	69,900,881
SL Green Realty Corp REIT	90,800	9,199,856

	Shares	Value
Spirit Realty Capital Inc REIT	99,830	$855,543
Starwood Property Trust Inc REIT	104,700	2,274,084
Starwood Waypoint Homes REIT	86,266	3,137,494
Tanger Factory Outlet Centers Inc REIT	114,548	2,797,262
Taubman Centers Inc REIT	87,640	4,355,708
The Macerich Co REIT	222,806	12,247,646
UDR Inc REIT	111,722	4,248,788
Ventas Inc REIT	198,634	12,937,032
VEREIT Inc REIT	680,690	5,642,920
Vornado Realty Trust REIT	378,342	29,086,933
Welltower Inc REIT	140,104	9,846,509

		515,937,297

Total Common Stocks (Cost $501,356,391)		523,196,003

	Principal Amount

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $7,568,835; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $7,722,718)	$7,568,759	7,568,759

Total Short-Term Investment (Cost $7,568,759)		7,568,759

TOTAL INVESTMENTS - 99.8% (Cost $508,925,150)		530,764,762

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,289,008

NET ASSETS - 100.0%		$532,053,770

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	22.1%
REITS-Office Property	18.0%
REITS-Apartments	13.2%
REITS-Diversified	9.3%
REITS-Health Care	7.8%
REITS-Storage	6.8%
REITS-Hotels	6.7%
REITS-Warehouse/Industrial	6.6%
REITS-Shopping Centers	4.2%
Others (each less than 3.0%)	3.7%

98.4%
Short-Term Investment	1.4%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$523,196,003	$523,196,003	$-	$-
	Short-Term Investment	7,568,759	-	7,568,759	-

	Total	$530,764,762	$523,196,003	$7,568,759	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Communications - 35.6%

Alibaba Group Holding Ltd ADR * (China)	15,525	$2,681,323
Alphabet Inc ‘A’ *	12,808	12,471,406
Altice USA Inc ‘A’ *	39,061	1,066,756
Amazon.com Inc *	6,360	6,114,186
Comcast Corp ‘A’	39,461	1,518,459
Facebook Inc ‘A’ *	68,769	11,750,559
GoDaddy Inc ‘A’ *	22,137	963,181
GrubHub Inc *	10,089	531,286
LogMeIn Inc	8,341	917,927
Netflix Inc *	14,705	2,666,752
Rapid7 Inc *	30,678	539,933
RingCentral Inc ‘A’ *	14,335	598,486
The Priceline Group Inc *	833	1,525,073

		43,345,327

Consumer, Non-Cyclical - 4.8%

Global Payments Inc	20,763	1,973,108
Grand Canyon Education Inc *	8,830	801,940
IHS Markit Ltd *	17,921	789,958
PayPal Holdings Inc *	17,157	1,098,563
Total System Services Inc	9,473	620,481
Verisk Analytics Inc *	6,815	566,940

		5,850,990

Financial - 8.8%

American Tower Corp REIT	5,537	756,797
Intercontinental Exchange Inc	10,516	722,449
Mastercard Inc ‘A’	23,610	3,333,732
Nasdaq Inc	18,367	1,424,728
Visa Inc ‘A’	42,477	4,470,280

		10,707,986

Industrial - 3.4%

Amphenol Corp ‘A’	19,048	1,612,223
Harris Corp	8,147	1,072,797
Littelfuse Inc	2,496	488,916
Northrop Grumman Corp	3,134	901,715

		4,075,651

Technology - 44.6%

Activision Blizzard Inc	31,095	2,005,938
Adobe Systems Inc *	28,635	4,271,769
Apple Inc	21,348	3,290,154
Applied Materials Inc	23,857	1,242,711
Autodesk Inc *	7,036	789,861
Broadcom Ltd	11,724	2,843,539
Cadence Design Systems Inc *	20,874	823,897
Cognizant Technology Solutions Corp ‘A’	41,383	3,001,923
Constellation Software Inc (Canada)	2,871	1,566,343
DXC Technology Co	56,883	4,885,112
Electronic Arts Inc *	18,777	2,216,813
EPAM Systems Inc *	8,047	707,573
Fidelity National Information Services Inc	24,204	2,260,412
First Data Corp ‘A’ *	38,702	698,184
Fiserv Inc *	11,980	1,544,941
Leidos Holdings Inc	13,915	824,046
MACOM Technology Solutions Holdings Inc *	9,280	413,981
Mercury Systems Inc *	12,725	660,173
Microchip Technology Inc	25,154	2,258,326
Microsoft Corp	66,813	4,976,900
New Relic Inc *	11,907	592,969
NXP Semiconductors NV * (Netherlands)	1,038	117,387
Presidio Inc *	112,420	1,590,743
PTC Inc *	15,088	849,153
salesforce.com Inc *	51,759	4,835,326

	Shares	Value
ServiceNow Inc *	8,169	$960,103
Silicon Laboratories Inc *	7,927	633,367
SS&C Technologies Holdings Inc	26,720	1,072,808
Take-Two Interactive Software Inc *	4,237	433,148
Verint Systems Inc *	17,672	739,573
Western Digital Corp	14,474	1,250,554

		54,357,727

Total Common Stocks (Cost $92,660,084)		118,337,681

	Principal Amount

SHORT-TERM INVESTMENTS - 3.3%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $992,700; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $1,013,154)	$992,690	992,690

U.S. Government Agency Issues - 2.5%

Federal Home Loan Bank
0.608% due 10/02/17	2,587,000	2,587,000
0.710% due 10/02/17	520,000	520,000

		3,107,000

Total Short-Term Investments (Cost $4,099,637)		4,099,690

TOTAL INVESTMENTS - 100.5% (Cost $96,759,721)		122,437,371

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(638,446)

NET ASSETS - 100.0%		$121,798,925

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Internet Content-Entertainment	11.8%
Applications Software	10.6%
Web Portals/ISP	10.3%
Computer Services	9.1%
E-Commerce/Products	7.2%
Finance-Credit Card	6.4%
Electronic Components-Semiconductor	5.1%
Entertainment Software	3.8%
Data Processing/Management	3.7%
Commercial Services-Finance	3.7%
Electronic Forms	3.5%
Others (each less than 3.0%)	22.0%

	97.2%
Short-Term Investments	3.3%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$118,337,681	$118,337,681	$-	$-
	Short-Term Investments	4,099,690	-	4,099,690	-

	Total	$122,437,371	$118,337,681	$4,099,690	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 35.3%

Germany - 8.3%

Kreditanstalt fuer Wiederaufbau
0.875% due 12/15/17	$10,213,000	$10,204,100
0.875% due 04/19/18	36,500,000	36,395,761
4.500% due 07/16/18	35,000,000	35,817,775

		82,417,636

Multi-National - 27.0%

Asian Development Bank
0.875% due 04/26/18	35,000,000	34,908,233
(LIBOR + 0.020%)
1.254% due 06/18/18 §	24,000,000	23,990,684
European Investment Bank
1.000% due 03/15/18	25,000,000	24,949,653
1.000% due 06/15/18	30,000,000	29,903,512
2.000% due 12/15/17	22,356,000	22,388,304
Inter-American Development Bank
0.875% due 03/15/18	22,706,000	22,658,772
1.250% due 01/16/18	39,770,000	39,775,170
International Bank for Reconstruction & Development
1.000% due 11/15/17	40,000,000	39,995,000
1.375% due 04/10/18	30,000,000	29,996,130

		268,565,458

Total Corporate Bonds & Notes (Cost $351,227,885)		350,983,094

U.S. TREASURY OBLIGATIONS - 4.6%

U.S. Treasury Notes - 4.6%

1.000% due 09/15/18 ‡	45,600,000	45,444,141

Total U.S. Treasury Obligations (Cost $45,468,783)		45,444,141

FOREIGN GOVERNMENT BONDS & NOTES - 18.8%

Canada - 4.5%

Canadian Government 1.250% due 02/01/18	CAD 56,000,000	44,904,572

France - 3.5%

French Republic Government OAT 4.250% due 10/25/17 ~	EUR 29,500,000	34,971,078

	Principal Amount	Value
Germany - 4.8%

Bundesrepublik Deutschland 4.000% due 01/04/18 ~	$39,500,000	$47,264,380

United Kingdom - 6.0%

Bank of England Euro 1.250% due 03/16/18 ~	14,131,000	14,123,793
United Kingdom Gilt 1.250% due 07/22/18 ~	GBP 34,000,000	45,876,803

		60,000,596

Total Foreign Government Bonds & Notes (Cost $176,136,713)		187,140,626

SHORT-TERM INVESTMENTS - 42.8%

Repurchase Agreement - 30.3%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $301,027,525; collateralized by U.S. Treasury Notes: 2.000% - 2.750% due 02/15/24 - 05/15/24 and value $307,049,752)	$301,024,515	301,024,515

U.S. Treasury Bills - 12.5%

0.662% due 10/12/17 ‡	45,000,000	44,988,551
1.069% due 02/08/18	40,000,000	39,845,448
1.080% due 11/24/17 ‡	40,000,000	39,941,922

		124,775,921

Total Short-Term Investments (Cost $425,800,311)		425,800,436

TOTAL INVESTMENTS - 101.5% (Cost $998,633,692)		1,009,368,297

DERIVATIVES - 0.8%
(See Notes (b) and (c) in Notes to Schedule of Investments)		7,700,340

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(22,543,719)

NET ASSETS - 100.0%		$994,524,918

Notes to Schedule of Investments

(a)	As of September 30, 2017, investments with a total aggregate values of $26,845,982 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	88,594,128	USD	71,200,000	10/17	ANZ	($1,725,726)
AUD	209,561,500	USD	166,386,592	10/17	GSC	(2,051,400)
CAD	63,121,273	USD	50,309,224	10/17	JPM	287,792
CAD	155,264,496	USD	127,433,867	10/17	RBC	(2,976,298)
CAD	27,086,581	USD	21,597,251	10/17	RBC	114,925
CAD	19,564,210	USD	15,936,400	10/17	SSB	(254,038)
CHF	210,039,756	USD	219,072,099	10/17	GSC	(1,826,393)
CHF	68,905,865	USD	71,200,000	10/17	GSC	69,856
CHF	48,198,456	USD	50,850,941	10/17	JPM	(998,914)
CHF	52,531,073	USD	54,345,000	10/17	MSC	(22,320)
CHF	42,861,087	USD	44,878,464	10/17	RBC	(546,918)
CHF	46,271,340	USD	49,203,892	10/17	SGN	(1,345,096)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
COP	323,214,123,181	USD	110,663,239	10/17	GSC	($903,578)
CZK	1,449,542,328	USD	58,110,000	12/17	BRC	8,149,655
EUR	66,520,628	USD	79,471,232	10/17	BRC	(749,890)
EUR	61,680,400	USD	72,774,607	10/17	BRC	218,749
EUR	25,470,976	USD	30,597,887	10/17	GSC	(455,216)
EUR	60,032,130	USD	71,000,000	10/17	GSC	42,772
EUR	133,425,196	USD	160,852,321	10/17	JPM	(2,959,117)
EUR	54,940,000	USD	59,515,129	12/17	BRC	5,692,344
GBP	46,180,807	USD	60,754,315	10/17	BRC	1,176,401
GBP	54,597,336	USD	73,488,724	10/17	CIT	(271,032)
GBP	25,912,339	USD	33,282,016	10/17	GSC	1,467,696
GBP	78,351,839	USD	105,332,825	10/17	JPM	(259,185)
GBP	118,183,767	USD	156,401,817	10/17	JPM	2,088,383
GBP	3,443,204	USD	4,527,676	10/17	RBC	89,829
GBP	30,312,677	USD	38,933,299	10/17	SCB	1,717,480
GBP	94,026,947	USD	121,406,184	10/17	SSB	4,688,541
INR	3,481,670,000	USD	54,213,042	10/17	GSC	(1,074,001)
JPY	7,951,304,689	USD	73,581,632	10/17	ANZ	(2,842,892)
JPY	7,736,489,280	USD	70,200,000	10/17	BRC	(1,372,365)
JPY	5,279,102,307	USD	47,866,039	10/17	CIT	(900,533)
JPY	2,846,452,982	USD	25,811,800	10/17	JPM	(488,346)
JPY	8,898,903,887	USD	82,053,469	10/17	RBC	(2,884,419)
JPY	11,844,200,000	USD	107,698,043	10/17	SSB	(2,340,023)
JPY	411,500,000	USD	3,656,543	10/17	SSB	3,884
MXN	2,948,120,000	USD	164,879,058	10/17	GSC	(3,544,398)
MYR	234,552,000	USD	56,019,107	12/17	JPM	(538,420)
NOK	559,727,597	USD	71,500,000	10/17	BRC	(1,184,789)
NZD	103,809,377	USD	75,878,945	10/17	ANZ	(933,537)
NZD	48,863,269	USD	35,122,918	10/17	ANZ	154,027
NZD	50,761,620	USD	36,485,320	10/17	SCB	162,143
NZD	6,360,000	USD	4,653,510	10/17	SSB	(61,616)
SEK	1,246,292,136	USD	154,671,347	10/17	BRC	(1,453,283)
SEK	304,178,131	USD	38,357,656	10/17	GSC	(962,263)
SEK	274,546,058	USD	34,592,402	10/17	JPM	(839,950)
TRY	191,055,000	USD	54,319,117	10/17	JPM	(1,042,047)
USD	161,537,012	AUD	203,467,807	10/17	GSC	1,980,408
USD	71,990,362	AUD	89,643,497	10/17	JPM	1,693,187
USD	73,998,988	CAD	93,065,493	10/17	CIT	(600,842)
USD	26,393,495	CAD	32,771,747	10/17	JPM	124,180
USD	72,086,977	CAD	90,591,704	10/17	RBC	(529,902)
USD	44,897,439	CAD	55,748,027	10/17	RBC	210,700
USD	211,880,291	CAD	257,175,000	10/17	SSB	5,736,967
USD	73,857,493	CHF	69,542,000	10/17	ANZ	1,929,678
USD	70,200,000	CHF	67,636,296	10/17	BRC	243,268
USD	177,427,736	CHF	170,024,069	10/17	CIT	1,570,557
USD	173,217,257	CHF	166,075,509	10/17	GSC	1,444,104
USD	25,811,800	CHF	24,877,671	10/17	JPM	80,637
USD	15,566,955	CHF	14,887,847	10/17	SCB	168,343
USD	109,707,724	CHF	105,100,000	10/17	SSB	1,023,219
USD	111,365,581	CLP	69,759,400,000	10/17	GSC	2,419,148
USD	58,391,139	CZK	1,449,542,328	12/17	BRC	(7,868,516)
USD	447,626,489	EUR	378,058,775	10/17	GSC	227,015
USD	50,458,459	EUR	42,216,350	10/17	JPM	499,103
USD	54,345,000	EUR	45,300,328	10/17	MSC	744,524
USD	21,661,587	EUR	18,123,060	10/17	RBC	214,532
USD	58,110,000	EUR	53,916,734	12/17	BRC	(5,882,974)
USD	71,200,000	GBP	52,571,926	10/17	ANZ	698,481
USD	71,500,000	GBP	54,091,389	10/17	BRC	(1,039,193)
USD	72,128,076	GBP	54,043,500	10/17	GSC	(346,895)
USD	69,957,112	GBP	51,679,059	10/17	GSC	652,971
USD	108,931,835	GBP	82,844,559	10/17	JPM	(2,162,626)
USD	56,101,042	GBP	41,235,000	10/17	MSC	808,205
USD	33,313,994	GBP	25,777,722	10/17	SGN	(1,255,190)
USD	154,424,649	GBP	119,599,166	10/17	SSB	(5,963,669)
USD	6,735,550	GBP	5,016,598	10/17	SSB	8,048
USD	77,886,700	JPY	8,447,007,341	10/17	RBC	2,737,945
USD	107,559,824	KRW	121,406,000,000	10/17	SSB	1,517,385
USD	294,918,148	NOK	2,318,170,718	10/17	BRC	3,700,305
USD	35,340,060	NZD	49,080,485	10/17	ANZ	(93,704)
USD	72,891,439	NZD	99,722,194	10/17	ANZ	896,782

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	35,473,871	NZD	49,274,740	10/17	SCB	($100,136)
USD	5,525,618	NZD	7,660,000	10/17	SSB	(4,871)
USD	220,744,118	NZD	303,420,000	10/17	SSB	1,676,109
USD	137,700,734	SEK	1,111,541,637	10/17	BRC	1,048,779
USD	71,000,000	SEK	579,232,200	10/17	GSC	(210,299)
USD	170,621,568	SEK	1,354,456,429	10/17	JPM	4,105,881
USD	49,016,254	SEK	387,508,289	10/17	SGN	1,376,324
USD	56,016,058	SGD	75,350,000	10/17	BRC	452,718
USD	54,487,671	ZAR	728,140,000	10/17	BRC	888,980

Total Forward Foreign Currency Contracts						$1,136,140

(c)	Purchased options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CAD versus USD	CAD 1.30	12/20/17	JPM	$898,385,833	$1,769,820	$2,135,463
Call - EUR versus NZD	NZD 1.78	01/02/18	SCB	EUR 128,860,000	1,699,086	314,347
Call - EUR versus JPY	JPY 140.80	01/02/18	BRC	150,020,000	1,720,900	538,664

					5,189,806	2,988,474

Put - JPY versus USD	JPY 104.50	12/22/17	SCB	$905,118,500	7,095,224	2,861,079
Put - AUD versus CHF	CHF 0.65	01/02/18	GSC	AUD 418,020,000	6,900,135	203,295
Put - GBP versus NOK	NOK 9.88	01/02/18	SEB	GBP 105,875,000	2,583,953	170,389
Put - GBP versus SEK	SEK 10.32	01/02/18	SEB	87,500,000	2,212,737	340,963

					18,792,049	3,575,726

Total Purchased Options					$23,981,855	$6,564,200

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$350,983,094	$-	$350,983,094	$-
	U.S. Treasury Obligations	45,444,141	-	45,444,141	-
	Foreign Government Bonds & Notes	187,140,626	-	187,140,626	-
	Short-Term Investments	425,800,436	-	425,800,436	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	67,002,960	-	67,002,960	-
	Purchased Options	6,564,200	-	6,564,200	-

	Total Foreign Currency Contracts	73,567,160	-	73,567,160	-

	Total Assets - Derivatives	73,567,160	-	73,567,160	-

	Total Assets	1,082,935,457	-	1,082,935,457	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(65,866,820)	-	(65,866,820)	-

	Total Liabilities	(65,866,820)	-	(65,866,820)	-

	Total	$1,017,068,637	$-	$1,017,068,637	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.4%

Floating Rate Income Portfolio ‘P’ *	28,369	$330,067
Inflation Managed Portfolio ‘P’ *	15,515	182,925
Emerging Markets Debt Portfolio ‘P’ *	29,851	367,929
Emerging Markets Portfolio ‘P’ *	14,109	258,663
International Small-Cap Portfolio ‘P’ *	12,250	185,463
Real Estate Portfolio ‘P’ *	4,537	110,166
Currency Strategies Portfolio ‘P’ *	80,664	917,893
Equity Long/Short Portfolio ‘P’ *	27,707	404,474
Global Absolute Return Portfolio ‘P’ *	76,653	918,261

Total Affiliated Mutual Funds (Cost $3,350,624)		3,675,841

TOTAL INVESTMENTS - 100.4% (Cost $3,350,624)		3,675,841

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(14,615)

NET ASSETS - 100.0%		$3,661,226

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$3,675,841	$3,675,841	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 84.3%

Money Market Funds - 22.2%

BlackRock Liquidity Funds T-Fund Portfolio	119,235,599	$119,235,599
Dreyfus Treasury Cash Management	119,235,598	119,235,598

		238,471,197

	Principal Amount
Repurchase Agreement - 14.8%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $158,982,388; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $162,161,562)	$158,980,798	158,980,798

	Principal Amount	Value
U.S. Treasury Bills - 47.3%

0.963% due 10/19/17 ‡	$256,190,000	$256,079,910
0.968% due 10/26/17	67,889,400	67,847,195
0.973% due 10/26/17	185,948,600	185,833,002

		509,760,107

Total Short-Term Investments (Cost $907,190,837)		907,212,102

TOTAL INVESTMENTS - 84.3% (Cost $907,190,837)		907,212,102

DERIVATIVES - 6.3%
(See Notes (b) through (d) in Notes to Schedule of Investments)		67,950,110

OTHER ASSETS & LIABILITIES, NET - 9.4%		101,471,962

NET ASSETS - 100.0%		$1,076,634,174

Notes to Schedule of Investments

(a)	As of September 30, 2017, $134,044,000 in cash, and an investment with a value of $83,374,800 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index (10/17)	88	$10,948,590	$11,168,297	$219,707
CAC 40 Index (10/17)	333	20,454,117	20,963,657	509,540
DAX Index (12/17)	52	19,244,238	19,663,749	419,511
FTSE 100 Index (12/17)	356	35,056,314	34,964,631	(91,683)
FTSE MIB Index (12/17)	23	3,004,694	3,076,108	71,414
Hang Seng Index (10/17)	33	5,823,976	5,811,838	(12,138)
IBEX 35 Index (10/17)	56	6,833,189	6,837,719	4,530
OMX Index (10/17)	363	7,022,143	7,294,629	272,486
S&P 500 E-Mini Index (12/17)	2,384	295,192,827	299,919,120	4,726,293
S&P/TSE 60 Index (12/17)	101	14,192,684	14,872,963	680,279
SGX MSCI Index (10/17)	104	2,751,420	2,758,229	6,809
SPI 200 Index (12/17)	130	14,548,909	14,449,430	(99,479)
TOPIX Index (12/17)	285	40,329,832	42,423,906	2,094,074

Total Futures Contracts				$8,801,343

(c)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	18,358,000	USD	14,603,626	12/17	CIT	($216,630)
CAD	13,790,951	USD	11,196,616	12/17	CIT	(138,435)
CAD	10,270,049	USD	8,182,092	12/17	CIT	52,878
CHF	16,248,000	USD	17,102,074	12/17	CIT	(234,202)
DKK	23,789,000	USD	3,833,592	12/17	CIT	(37,718)
EUR	52,044,177	USD	62,526,742	12/17	CIT	(748,056)
EUR	4,373,823	USD	5,186,123	12/17	CIT	5,794
GBP	27,496,000	USD	35,593,538	12/17	CIT	1,339,446
HKD	55,496,000	USD	7,113,084	12/17	CIT	5,063
ILS	4,859,000	USD	1,366,606	12/17	CIT	11,880
JPY	5,150,015,000	USD	47,234,837	12/17	CIT	(1,292,846)
NOK	10,744,000	USD	1,378,212	12/17	CIT	(26,834)
NZD	165,347	USD	119,628	12/17	CIT	(379)
NZD	317,653	USD	228,219	12/17	CIT	875
SEK	46,634,000	USD	5,813,914	12/17	CIT	(62,058)
SGD	2,800,443	USD	2,076,260	12/17	CIT	(9,945)
SGD	826,557	USD	607,802	12/17	CIT	2,076
USD	407,959	AUD	511,000	12/17	CIT	7,493
USD	312,319	CAD	387,000	12/17	CIT	2,006

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	566,584	CHF	538,000	12/17	CIT	$8,059
USD	26,776	DKK	166,000	12/17	CIT	288
USD	2,007,100	EUR	1,674,000	12/17	CIT	19,990
USD	569,693	GBP	435,000	12/17	CIT	(14,604)
USD	21,400	HKD	167,000	12/17	CIT	(20)
USD	429,697	ILS	1,531,000	12/17	CIT	(4,643)
USD	1,241,663	JPY	134,267,000	12/17	CIT	43,901
USD	48,855	SEK	387,000	12/17	CIT	1,123
USD	51,443	SGD	70,000	12/17	CIT	(207)
USD	25,154	SGD	34,000	12/17	CIT	67

Total Forward Foreign Currency Contracts						($1,285,638)

(d)	Swap agreements outstanding as of September 30, 2017 were as follows:

Total Return Basket Swaps

Counterparty	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	12/21/20 - 12/22/20	$74,265,985	$27,492,322	$2,948,174	$98,810,133
JPM	M	AUD	08/13/18 - 09/21/18	(1,133,766)	1,054,468	(194,112)	114,814
JPM	M	GBP	08/13/18 - 10/29/18	(3,481,643)	3,819,841	19,281	318,917
JPM	M	HKD	08/13/18 - 10/11/18	(451,431)	651,925	125,230	75,264
JPM	M	SGD	08/13/18 - 09/24/18	(581,497)	685,620	44,644	59,479
MSC	M	CAD	05/02/19	(7,385,956)	6,354,427	(1,631,454)	599,925
MSC	M	CHF	05/02/19	1,238,847	2,253,482	451,890	3,040,439
MSC	M	EUR	05/02/19	31,985,928	11,772,868	(2,294,880)	46,053,676
MSC	M	JPY	05/07/19	(6,605,083)	6,894,378	(1,305,149)	1,594,444
MSC	M	DKK	05/01/19	1,752,049	(1,376,579)	(303,161)	678,631
MSC	M	NOK	05/02/19	(858,185)	794,374	35,722	(99,533)
MSC	M	SEK	05/02/19	455,912	(284,975)	(88,362)	259,299

				$89,201,160	$60,112,151	($2,192,177)	$151,505,488

Description	Counterparty	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR (1.235% as of 09/30/17) and 1-Day USD Federal Funds (1.160% as of 09/30/17) plus or minus a specified spread (rates range from (6.830%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/21/20- 12/22/20

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	12,444	$502,738
Marvell Technology Group Ltd	149,302	2,672,506

		3,175,244

United Kingdom

Avon Products Inc	264,037	615,206
Liberty Global PLC ‘C’	63,405	2,073,343
Micro Focus International PLC ADR	80,234	2,559,465

		5,248,014

United States

Accenture PLC ‘A’	4,940	667,246
Activision Blizzard Inc	16,997	1,096,476
AdvanSix Inc	235	9,341
Aetna Inc	19,518	3,103,557
Aflac Inc	96,226	7,831,834
AGCO Corp	21,930	1,617,776
Agilent Technologies Inc	43,806	2,812,345
Akamai Technologies Inc	49,156	2,394,880

Referenced Entity	Shares	Value
Alexion Pharmaceuticals Inc	16,712	$2,344,526
Alphabet Inc ‘A’	18,038	17,563,961
AMC Networks Inc ‘A’	12,389	724,385
Amdocs Ltd	23,247	1,495,247
Ameriprise Financial Inc	43,566	6,469,987
Amgen Inc	62,396	11,633,734
Anthem Inc	36,991	7,023,851
Apple Inc	30,201	4,654,578
Applied Materials Inc	109,304	5,693,645
Archer-Daniels-Midland Co	57,855	2,459,416
Arrow Electronics Inc	80,220	6,450,490
Assured Guaranty Ltd	266,181	10,048,333
Avnet Inc	100,540	3,951,222
Axis Capital Holdings Ltd	12,454	713,739
Bank of America Corp	92,778	2,350,995
Baxter International Inc	105,223	6,602,743
Bed Bath & Beyond Inc	223,810	5,252,821
Best Buy Co Inc	112,696	6,419,164
BGC Partners Inc ‘A’	12,346	178,647
Big Lots Inc	33,700	1,805,309
Biogen Inc	32,431	10,154,795
Bioverativ Inc	8,204	468,202
BlackRock Inc	13,220	5,910,530
BorgWarner Inc	7,771	398,108

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Broadcom Ltd	2,273	$551,293
Broadridge Financial Solutions Inc	12,707	1,026,980
Bruker Corp	159,163	4,735,099
Brunswick Corp	54,364	3,042,753
Burlington Stores Inc	59,494	5,679,297
BWX Technologies Inc	32,571	1,824,627
Cabot Corp	74,415	4,152,357
Cadence Design Systems Inc	55,988	2,209,846
CalAtlantic Group Inc	23,193	849,560
Capital One Financial Corp	34,553	2,925,257
Caterpillar Inc	13,813	1,722,619
CDK Global Inc	4,329	273,117
CDW Corp	42,965	2,835,690
Celanese Corp ‘A’	34,022	3,547,474
Celgene Corp	27,100	3,951,722
Centene Corp	46,939	4,542,287
Charles River Laboratories International Inc	71,785	7,754,216
Chico’s FAS Inc	208,434	1,865,484
Cigna Corp	23,225	4,341,682
Cirrus Logic Inc	21,000	1,119,720
Cisco Systems Inc	89,426	3,007,396
Citigroup Inc	78,120	5,682,449
Citrix Systems Inc	9,073	696,988
CNO Financial Group Inc	15,560	363,170
Cognizant Technology Solutions Corp ‘A’	17,345	1,258,206
Colfax Corp	32,048	1,334,479
Comcast Corp ‘A’	56,110	2,159,113
Commerce Bancshares Inc	23,429	1,353,493
Conagra Brands Inc	95,038	3,206,582
Constellation Brands Inc ‘A’	5,829	1,162,594
Convergys Corp	133,883	3,466,231
Cooper Tire & Rubber Co	15,334	573,492
CoreLogic Inc	25,280	1,168,442
Corning Inc	36,222	1,083,762
Crane Co	48,588	3,886,554
Cummins Inc	11,302	1,899,075
Curtiss-Wright Corp	36,232	3,787,693
CVS Health Corp	8,053	654,870
Dana Inc	133,841	3,742,194
Danaher Corp	27,095	2,324,209
DaVita Inc	29,788	1,769,109
Deckers Outdoor Corp	6,905	472,371
Delta Air Lines Inc	12,639	609,453
Devon Energy Corp	174,574	6,408,612
Dillard’s Inc ‘A’	12,079	677,270
Dolby Laboratories Inc ‘A’	24,279	1,396,528
DR Horton Inc	115,985	4,631,281
DST Systems Inc	29,498	1,618,850
Duke Realty Corp REIT	4,879	140,613
Eastman Chemical Co	48,049	4,347,954
eBay Inc	506,910	19,495,759
Edison International	9,813	757,269
Electronic Arts Inc	38,485	4,543,539
Eli Lilly & Co	19,663	1,681,973
EnerSys	10,558	730,297
Esterline Technologies Corp	51,292	4,623,974
Everest Re Group Ltd	2,771	632,869
Exelixis Inc	264,223	6,402,123
Exelon Corp	134,541	5,068,159
Express Scripts Holding Co	76,804	4,863,229
Extended Stay America Inc	7,207	144,140
Facebook Inc ‘A’	58,558	10,005,805
Fair Isaac Corp	3,101	435,691
First Solar Inc	12,920	592,770
Flex Ltd	270,188	4,477,015
FLIR Systems Inc	50,073	1,948,340
FNF Group	12,473	591,969
Foot Locker Inc	152,168	5,359,357
Ford Motor Co	241,163	2,886,721
Franklin Resources Inc	150,469	6,697,375
Freeport-McMoRan Inc	83,674	1,174,783

Referenced Entity	Shares	Value
FTI Consulting Inc	44,277	$1,570,948
GameStop Corp ‘A’	39,233	810,554
General Motors Co	499,768	20,180,632
Genpact Ltd	91,422	2,628,383
Gilead Sciences Inc	333,269	27,001,454
Graham Holdings Co ‘B’	1,649	964,830
Halliburton Co	154,506	7,111,911
HCA Healthcare Inc	8,392	667,919
HCP Inc REIT	89,566	2,492,622
Herman Miller Inc	74,442	2,672,468
Hewlett Packard Enterprise Co	676,519	9,951,595
HNI Corp	5,704	236,545
Honeywell International Inc	41,483	5,879,800
Hubbell Inc	16,978	1,969,788
Humana Inc	25,402	6,188,689
Huntington Ingalls Industries Inc	38,390	8,693,032
IAC/InterActiveCorp	22,004	2,587,230
INC Research Holdings Inc ‘A’	25,226	1,319,320
Ingersoll-Rand PLC	48,947	4,364,604
Ingredion Inc	24,684	2,977,878
Intel Corp	387,194	14,744,348
International Business Machines Corp	53,603	7,776,723
International Game Technology PLC	24,091	591,434
Invesco Ltd	110,073	3,856,958
ITT Inc	67,144	2,972,465
Jabil Inc	81,584	2,329,223
JetBlue Airways Corp	114,885	2,128,819
John Wiley & Sons Inc ‘A’	21,760	1,164,160
Johnson & Johnson	21,369	2,778,184
JPMorgan Chase & Co	84,757	8,095,141
Juniper Networks Inc	154,199	4,291,358
Kimco Realty Corp REIT	25,333	495,260
KLA-Tencor Corp	17,663	1,872,278
Kohl’s Corp	54,129	2,470,989
L3 Technologies Inc	5,886	1,109,099
Laboratory Corp of America Holdings	29,869	4,509,323
Lam Research Corp	8,285	1,533,056
Lancaster Colony Corp	3,932	472,312
Las Vegas Sands Corp	44,299	2,842,224
Lear Corp	73,414	12,706,495
Liberty Expedia Holdings Inc ‘A’	6,258	332,362
Liberty Interactive Corp QVC Group ‘A’	49,121	1,157,782
Lincoln National Corp	52,232	3,838,007
Lions Gate Entertainment Corp ‘B’	4,718	149,985
Lockheed Martin Corp	8,052	2,498,455
Lowe’s Cos Inc	12,038	962,318
Lululemon Athletica Inc	12,328	767,418
LyondellBasell Industries NV ‘A’	114,063	11,297,940
Macy’s Inc	97,917	2,136,549
Mallinckrodt PLC	14,395	537,941
ManpowerGroup Inc	5,749	677,347
McKesson Corp	78,541	12,064,683
Merck & Co Inc	237,677	15,218,458
Micron Technology Inc	416,739	16,390,345
Microsemi Corp	9,255	476,447
Microsoft Corp	127,940	9,530,251
Molson Coors Brewing Co ‘B’	104,030	8,493,009
Morgan Stanley	65,272	3,144,152
MSA Safety Inc	14,670	1,166,412
MSCI Inc	2,094	244,789
Mylan NV	106,368	3,336,764
National Retail Properties Inc REIT	58,542	2,438,860
Northrop Grumman Corp	6,413	1,845,148
Nu Skin Enterprises Inc ‘A’	62,150	3,820,982
NVR Inc	288	822,240
Oceaneering International Inc	55,946	1,469,701
Office Depot Inc	223,080	1,012,783
ON Semiconductor Corp	207,738	3,836,921
Oracle Corp	246,865	11,935,923
Oshkosh Corp	63,648	5,253,506
Owens Corning	69,188	5,351,692

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Park Hotels & Resorts Inc REIT	144,968	$3,995,318
Parker-Hannifin Corp	1,909	334,113
Patterson-UTI Energy Inc	31,359	656,657
Pfizer Inc	488,574	17,442,092
PG&E Corp	4,826	328,602
Pitney Bowes Inc	53,000	742,530
Plantronics Inc	26,347	1,165,064
Popular Inc	66,973	2,407,010
Prudential Financial Inc	37,105	3,945,004
Public Service Enterprise Group Inc	129,419	5,985,629
PulteGroup Inc	11,075	302,680
QEP Resources Inc	117,088	1,003,444
QIAGEN NV	106,313	3,348,860
Raymond James Financial Inc	20,221	1,705,237
Raytheon Co	17,422	3,250,597
Regal Beloit Corp	26,935	2,127,865
Reinsurance Group of America Inc	53,272	7,433,042
Reliance Steel & Aluminum Co	34,903	2,658,562
Rockwell Automation Inc	1,103	196,566
Ross Stores Inc	55,400	3,577,178
Royal Caribbean Cruises Ltd	16,285	1,930,424
Santander Consumer USA Holdings Inc	42,792	657,713
Science Applications International Corp	10,001	668,567
Seagate Technology PLC	23,225	770,373
Skyworks Solutions Inc	19,686	2,006,003
Sonoco Products Co	2,940	148,323
Spirit AeroSystems Holdings Inc ‘A’	128,489	9,986,165
Superior Energy Services Inc	13,515	144,340
SYNNEX Corp	42,855	5,421,586
Synopsys Inc	12,957	1,043,427
Target Corp	49,141	2,899,810
TE Connectivity Ltd	54,434	4,521,288
Tech Data Corp	17,347	1,541,281
TEGNA Inc	117,287	1,563,436
Teradyne Inc	51,455	1,918,757
Texas Instruments Inc	50,030	4,484,689
Textron Inc	46,593	2,510,431
The Allstate Corp	61,302	5,634,267
The Boeing Co	29,264	7,439,201
The Boston Beer Co Inc ‘A’	1,937	302,559
The Chemours Co	140,111	7,091,018
The New York Times Co ‘A’	42,296	829,002
The PNC Financial Services Group Inc	24,186	3,259,547
The Procter & Gamble Co	31,001	2,820,471
The Timken Co	71,950	3,493,173
The TJX Cos Inc	55,405	4,085,011
The Travelers Cos Inc	23,469	2,875,422
The Walt Disney Co	59,376	5,852,692
Thor Industries Inc	20,443	2,573,978
Torchmark Corp	9,949	796,815
Total System Services Inc	2,176	142,528
Tupperware Brands Corp	38,520	2,381,306
UGI Corp	7,421	347,748
United Continental Holdings Inc	22,127	1,347,092
United Rentals Inc	18,475	2,563,222
United Therapeutics Corp	33,160	3,886,020
UnitedHealth Group Inc	21,463	4,203,529
Unum Group	50,399	2,576,901
Versum Materials Inc	16,508	640,841
Vertex Pharmaceuticals Inc	67,995	10,337,960
Viacom Inc ‘B’	180,000	5,011,200
Vishay Intertechnology Inc	34,231	643,543
Vistra Energy Corp	89,936	1,680,904
Wal-Mart Stores Inc	125,132	9,777,814
WellCare Health Plans Inc	37,823	6,495,722
WESCO International Inc	38,692	2,253,809
Western Digital Corp	132,169	11,419,402
Woodward Inc	24,924	1,934,352
World Fuel Services Corp	54,479	1,847,383
Worthington Industries Inc	28,773	1,323,558
Xerox Corp	169,697	5,649,213

		896,808,240

Total Long Positions		905,231,498

Referenced Entity	Shares	Value
Short Positions:

Australia

Atlassian Corp PLC ‘A’	135,842	($4,774,846)

Ghana

Kosmos Energy Ltd	663,836	(5,284,135)

United Kingdom

Liberty Global PLC ‘A’	11,701	(396,781)

United States

3D Systems Corp	71,143	(952,605)
Acadia Healthcare Co Inc	173,734	(8,297,536)
ACI Worldwide Inc	112,514	(2,563,069)
Acuity Brands Inc	16,130	(2,762,746)
Advanced Micro Devices Inc	829,404	(10,574,901)
Agios Pharmaceuticals Inc	75,167	(5,017,397)
Albemarle Corp	33,668	(4,589,285)
Align Technology Inc	773	(143,987)
Alkermes PLC	143,494	(7,295,235)
Allegheny Technologies Inc	223,630	(5,344,757)
Allergan PLC	12,165	(2,493,217)
Alliance Data Systems Corp	1,703	(377,300)
Allscripts Healthcare Solutions Inc	152,472	(2,169,677)
Alnylam Pharmaceuticals Inc	85,621	(10,059,611)
American Airlines Group Inc	191,571	(9,097,707)
American Homes 4 Rent ‘A’ REIT	17,257	(374,649)
AmerisourceBergen Corp	51,208	(4,237,462)
AmTrust Financial Services Inc	73,084	(983,711)
Antero Resources Corp	60,110	(1,196,189)
Arista Networks Inc	48,733	(9,240,264)
Armstrong World Industries Inc	24,720	(1,266,900)
Arthur J Gallagher & Co	29,523	(1,817,141)
Artisan Partners Asset Management Inc ‘A’	8,801	(286,913)
athenahealth Inc	10,387	(1,291,727)
Avis Budget Group Inc	43,312	(1,648,455)
Axalta Coating Systems Ltd	92,390	(2,671,919)
Ball Corp	357,447	(14,762,561)
Bank of the Ozarks Inc	64,097	(3,079,861)
Belden Inc	3,764	(303,115)
Bio-Techne Corp	33,341	(4,030,593)
BioMarin Pharmaceutical Inc	68,885	(6,411,127)
Black Hills Corp	79,019	(5,442,039)
Blue Buffalo Pet Products Inc	264,398	(7,495,683)
Brinker International Inc	10,926	(348,102)
Brookdale Senior Living Inc	443,261	(4,698,567)
Brown-Forman Corp ‘B’	19,245	(1,045,003)
Cabot Oil & Gas Corp	22,822	(610,488)
CarMax Inc	76,970	(5,835,096)
Casey’s General Stores Inc	30,568	(3,345,668)
Catalent Inc	15,785	(630,137)
Cavium Inc	88,970	(5,866,682)
CBS Corp ‘B’	5,686	(329,788)
Centennial Resource Development Inc ‘A’	113,984	(2,048,292)
CF Industries Holdings Inc	258,963	(9,105,139)
CH Robinson Worldwide Inc	9,380	(713,818)
Chemical Financial Corp	17,427	(910,735)
Cheniere Energy Inc	194,799	(8,773,747)
Chipotle Mexican Grill Inc	6,374	(1,962,108)
Ciena Corp	95,902	(2,106,967)
Cintas Corp	9,238	(1,332,859)
CIT Group Inc	25,392	(1,245,478)
Clean Harbors Inc	62,178	(3,525,493)
Coherent Inc	25,120	(5,907,470)
Colony NorthStar Inc REIT	11,065	(138,976)
CommVault Systems Inc	18,307	(1,113,066)
Compass Minerals International Inc	88,880	(5,768,312)
Conduent Inc	247,531	(3,878,811)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
CONSOL Energy Inc	41,834	($708,668)
Copart Inc	118,798	(4,083,087)
Core Laboratories NV	33,910	(3,346,917)
CoStar Group Inc	16,321	(4,378,108)
Coty Inc ‘A’	402,563	(6,654,366)
Cousins Properties Inc REIT	289,157	(2,700,726)
Covanta Holding Corp	249,688	(3,707,867)
Cree Inc	57,514	(1,621,320)
Crown Holdings Inc	3,717	(221,979)
Cypress Semiconductor Corp	428,321	(6,433,381)
DexCom Inc	143,232	(7,007,626)
Diebold Nixdorf Inc	120,942	(2,763,525)
DISH Network Corp ‘A’	37,770	(2,048,267)
Dominion Energy Inc	49,383	(3,799,034)
Domino’s Pizza Inc	54,857	(10,891,857)
Dunkin’ Brands Group Inc	57,101	(3,030,921)
Dycom Industries Inc	59,359	(5,097,751)
Empire State Realty Trust Inc ‘A’ REIT	49,666	(1,020,140)
Ensco PLC ‘A’	24,930	(148,832)
Envision Healthcare Corp	267,174	(12,009,471)
EQT Corp	86,694	(5,655,917)
Fastenal Co	156,914	(7,152,140)
FireEye Inc	218,809	(3,669,427)
First Data Corp ‘A’	643,899	(11,615,938)
FirstEnergy Corp	381,955	(11,775,673)
FNB Corp	220,238	(3,089,939)
Gaming & Leisure Properties Inc REIT	5,579	(205,809)
Gartner Inc	5,585	(694,830)
Genesee & Wyoming Inc ‘A’	29,939	(2,215,785)
Global Payments Inc	25,205	(2,395,231)
GoDaddy Inc ‘A’	105,906	(4,607,970)
Granite Construction Inc	79,659	(4,616,239)
Guidewire Software Inc	105,192	(8,190,249)
H&R Block Inc	38,899	(1,030,046)
Harley-Davidson Inc	84,003	(4,049,785)
HEICO Corp	63,097	(5,666,742)
Hess Corp	205,165	(9,620,187)
Hilton Grand Vacations Inc	9,416	(363,740)
HollyFrontier Corp	13,856	(498,400)
Home BancShares Inc	8,325	(209,956)
IHS Markit Ltd	132,777	(5,852,810)
Illumina Inc	9,879	(1,967,897)
Integrated Device Technology Inc	34,999	(930,273)
Intrexon Corp	62,924	(1,196,185)
Ionis Pharmaceuticals Inc	57,898	(2,935,429)
IPG Photonics Corp	5,461	(1,010,613)
j2 Global Inc	10,607	(783,645)
Jack in the Box Inc	3,281	(334,400)
JB Hunt Transport Services Inc	5,613	(623,492)
Johnson Controls International PLC	115,999	(4,673,600)
Jones Lang LaSalle Inc	9,217	(1,138,300)
Juno Therapeutics Inc	25,172	(1,129,216)
KB Home	9,148	(220,650)
KBR Inc	55,916	(999,778)
KLX Inc	100,900	(5,340,637)
Knowles Corp	232,619	(3,552,092)
L Brands Inc	26,245	(1,092,054)
Leucadia National Corp	17,902	(452,025)
Liberty Broadband Corp ‘C’	1,988	(189,456)
LivaNova PLC	41,297	(2,893,268)
Live Nation Entertainment Inc	52,864	(2,302,227)
LogMeIn Inc	7,624	(839,021)
Macquarie Infrastructure Corp	141,134	(10,187,052)
Markel Corp	2,400	(2,563,152)
Martin Marietta Materials Inc	12,177	(2,511,263)
Matador Resources Co	68,186	(1,851,250)
Mattel Inc	22,310	(345,359)
MB Financial Inc	5,698	(256,524)
MDU Resources Group Inc	39,351	(1,021,158)
Medidata Solutions Inc	24,016	(1,874,689)
Mercury General Corp	38,414	(2,177,690)
Molina Healthcare Inc	4,387	(301,650)
Monolithic Power Systems Inc	11,313	(1,205,400)

Referenced Entity	Shares	Value
Motorola Solutions Inc	11,822	($1,003,333)
National Fuel Gas Co	74,090	(4,194,235)
National Instruments Corp	71,599	(3,019,330)
National Oilwell Varco Inc	37,330	(1,333,801)
NetScout Systems Inc	127,762	(4,133,101)
Neurocrine Biosciences Inc	105,204	(6,446,901)
New Jersey Resources Corp	44,992	(1,896,413)
Newell Brands Inc	59,950	(2,558,067)
NOW Inc	45,887	(633,699)
NRG Energy Inc	274,569	(7,026,221)
NuVasive Inc	79,556	(4,412,176)
OneMain Holdings Inc	48,657	(1,371,641)
ONEOK Inc	51,334	(2,844,417)
OPKO Health Inc	564,938	(3,875,475)
Owens & Minor Inc	14,662	(428,130)
Owens-Illinois Inc	5,940	(149,450)
PacWest Bancorp	8,822	(445,599)
Palo Alto Networks Inc	25,113	(3,618,783)
Pandora Media Inc	931,018	(7,168,839)
Papa John’s International Inc	42,136	(3,078,878)
Paramount Group Inc REIT	36,779	(588,464)
Parsley Energy Inc ‘A’	8,853	(233,188)
Patheon NV	43,527	(1,523,445)
Patterson Cos Inc	48,681	(1,881,521)
PBF Energy Inc ‘A’	188,624	(5,207,909)
Penske Automotive Group Inc	11,016	(524,031)
People’s United Financial Inc	26,731	(484,900)
Perrigo Co PLC	149,854	(12,685,141)
Platform Specialty Products Corp	314,451	(3,506,129)
PNM Resources Inc	22,915	(923,474)
Pool Corp	6,422	(694,668)
Post Holdings Inc	71,105	(6,276,438)
Premier Inc ‘A’	142,487	(4,640,802)
Prestige Brands Holdings Inc	55,044	(2,757,154)
Primerica Inc	15,393	(1,255,299)
PTC Inc	3,552	(199,907)
Range Resources Corp	40,047	(783,720)
Rollins Inc	20,794	(959,435)
Roper Technologies Inc	8,568	(2,085,451)
Royal Gold Inc	18,128	(1,559,733)
RSP Permian Inc	12,944	(447,733)
Sabre Corp	172,228	(3,117,327)
Sally Beauty Holdings Inc	47,047	(921,180)
Sealed Air Corp	49,854	(2,129,763)
Sensata Technologies Holding NV	162,017	(7,788,157)
ServiceNow Inc	89,063	(10,467,574)
Signet Jewelers Ltd	74,587	(4,963,765)
Six Flags Entertainment Corp	74,886	(4,563,553)
SLM Corp	293,365	(3,364,897)
SM Energy Co	44,086	(782,086)
Snyder’s-Lance Inc	166,243	(6,340,508)
Sotheby’s	56,785	(2,618,356)
Southwest Gas Holdings Inc	17,806	(1,382,102)
Splunk Inc	135,852	(9,024,648)
Sprint Corp	131,385	(1,022,175)
Sprouts Farmers Market Inc	128,186	(2,406,051)
Square Inc ‘A’	263,178	(7,582,158)
SS&C Technologies Holdings Inc	100,994	(4,054,909)
Stericycle Inc	40,544	(2,903,761)
STERIS PLC	12,606	(1,114,370)
Stifel Financial Corp	51,751	(2,766,608)
Symantec Corp	9,577	(314,221)
T-Mobile US Inc	31,399	(1,936,062)
Tableau Software Inc ‘A’	23,564	(1,764,708)
Targa Resources Corp	82,843	(3,918,474)
Tesla Inc	45,403	(15,486,963)
Texas Capital Bancshares Inc	3,178	(272,672)
The Charles Schwab Corp	39,662	(1,734,816)
The Howard Hughes Corp	15,343	(1,809,400)
The Madison Square Garden Co ‘A’	8,928	(1,911,485)
The Middleby Corp	12,836	(1,645,190)
The Sherwin-Williams Co	1,156	(413,894)
The Ultimate Software Group Inc	42,738	(8,103,125)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
The Wendy’s Co	157,435	($2,444,966)
Tractor Supply Co	56,815	(3,595,821)
TransDigm Group Inc	33,643	(8,600,833)
Transocean Ltd	116,514	(1,253,691)
TreeHouse Foods Inc	95,541	(6,470,992)
TRI Pointe Group Inc	260,732	(3,600,709)
Twitter Inc	24,126	(407,006)
Tyler Technologies Inc	32,213	(5,615,370)
UDR Inc REIT	3,747	(142,498)
United Bankshares Inc	26,502	(984,549)
United Natural Foods Inc	31,079	(1,292,576)
United States Steel Corp	12,009	(308,151)
Uniti Group Inc REIT	249,889	(3,663,373)
Universal Display Corp	33,017	(4,254,240)
Valley National Bancorp	28,481	(343,196)
VEREIT Inc REIT	827,139	(6,856,982)
VeriFone Systems Inc	57,591	(1,167,945)
ViaSat Inc	90,867	(5,844,565)
Vulcan Materials Co	32,716	(3,912,834)
Wabtec Corp	99,486	(7,536,065)

Referenced Entity	Shares	Value
Washington Prime Group Inc REIT	34,213	($284,994)
Weatherford International PLC	1,781,649	(8,159,952)
Webster Financial Corp	48,254	(2,535,748)
Welbilt Inc	218,393	(5,033,959)
Westar Energy Inc	19,336	(959,066)
WEX Inc	1,264	(141,846)
Whiting Petroleum Corp	658,514	(3,595,486)
Willis Towers Watson PLC	22,277	(3,435,782)
WisdomTree Investments Inc	323,709	(3,295,358)
Workday Inc ‘A’	76,035	(8,013,329)
Xilinx Inc	24,585	(1,741,356)
XPO Logistics Inc	84,957	(5,758,385)
Zayo Group Holdings Inc	239,032	(8,227,481)
Zillow Group Inc ‘C’	142,608	(5,734,268)

		(795,965,603)

Total Short Positions		(806,421,365)

Total Long and Short Positions		$98,810,133

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW (1.600% as of 09/30/17) plus or minus a specified spread (rates range from (2.146%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 09/21/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	183,322	$3,366,273
Ansell Ltd	42,852	750,929
Aurizon Holdings Ltd	854,147	3,291,530
Bendigo & Adelaide Bank Ltd	57,904	528,673
CIMIC Group Ltd	131,998	4,587,154
Coca-Cola Amatil Ltd	173,870	1,055,401
Fortescue Metals Group Ltd	789,122	3,195,739
Harvey Norman Holdings Ltd	45,061	137,447
Newcrest Mining Ltd	59,818	984,590
Orica Ltd	123,975	1,929,787
Origin Energy Ltd	164,809	970,602
South32 Ltd	575,864	1,489,763
Treasury Wine Estates Ltd	156,210	1,680,470

		23,968,358

Total Long Positions		23,968,358

Referenced Entity	Shares	Value
Short Positions:

Australia

AMP Ltd	471,853	($1,791,753)
APA Group	639,979	(4,198,180)
Brambles Ltd	161,256	(1,141,376)
Domino’s Pizza Enterprises Ltd	24,649	(888,057)
Healthscope Ltd	2,166,066	(2,843,448)
Iluka Resources Ltd	21,303	(159,467)
Magellan Financial Group Ltd	27,226	(526,032)
Platinum Asset Management Ltd	257,963	(1,228,708)
REA Group Ltd	41,810	(2,202,286)
SEEK Ltd	504,615	(6,588,823)
Tabcorp Holdings Ltd	80,943	(271,333)
TPG Telecom Ltd	293,641	(1,124,102)
Vocus Group Ltd	473,731	(889,979)

		(23,853,544)

Total Short Positions		(23,853,544)

Total Long and Short Positions		$114,814

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR (0.253% as of 09/30/17) plus or minus a specified spread (rates range from (0.912%) to 0.350%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	08/13/18- 10/29/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

BHP Billiton PLC	222,706	$3,929,865

France

Elis SA	5,438	166,043

Referenced Entity	Shares	Value
Russia

Evraz PLC	70,409	$295,654

South Africa

Investec PLC	313,290	2,290,264

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Switzerland

Coca-Cola HBC AG	90,249	$3,055,717
Glencore PLC	270,204	1,240,238

		4,295,955

United Kingdom

Amec Foster Wheeler PLC	46,147	315,669
Anglo American PLC	19,699	354,156
Ashtead Group PLC	126,353	3,048,139
ASOS PLC	18,091	1,445,033
BAE Systems PLC	134,278	1,137,166
Barclays PLC	423,100	1,097,091
Barratt Developments PLC	868,843	7,157,680
BBA Aviation PLC	152,608	610,596
Bellway PLC	83,385	3,688,558
BT Group PLC	1,446,781	5,502,822
Close Brothers Group PLC	61,045	1,207,147
Daily Mail & General Trust PLC ‘A’	20,406	177,326
DCC PLC	23,380	2,270,233
Dixons Carphone PLC	400,101	1,037,385
G4S PLC	106,566	397,584
GKN PLC	400,078	1,853,785
GlaxoSmithKline PLC	113,523	2,269,394
Howden Joinery Group PLC	266,005	1,537,197
Inchcape PLC	157,266	1,818,996
Indivior PLC	767,037	3,493,780
Intermediate Capital Group PLC	118,859	1,492,416
JD Sports Fashion PLC	96,077	481,698
Man Group PLC	63,724	143,488
Moneysupermarket.com Group PLC	38,387	163,655
Old Mutual PLC	394,109	1,026,645
Paysafe Group PLC	77,181	602,436
Persimmon PLC	221,264	7,657,364
Rio Tinto PLC	19,396	902,867
Royal Mail PLC	1,131,382	5,825,583
Smiths Group PLC	46,843	990,709
Stagecoach Group PLC	28,386	64,940
Standard Life Aberdeen PLC	38,674	224,808
Tate & Lyle PLC	277,015	2,405,373
Taylor Wimpey PLC	2,332,029	6,112,120
Thomas Cook Group PLC	119,405	192,591
Vodafone Group PLC	260,210	728,637
WH Smith PLC	29,384	795,759
William Hill PLC	64,350	217,642
Wm Morrison Supermarkets PLC	327,606	1,027,680

		71,476,148

Total Long Positions		82,453,929

Short Positions:

Chile

Antofagasta PLC	351,489	(4,477,270)

Referenced Entity	Shares	Value
Jordan

Hikma Pharmaceuticals PLC	221,654	($3,601,362)

South Africa

Mediclinic International PLC	246,548	(2,147,432)

United Kingdom

AA PLC	533,504	(1,213,019)
Admiral Group PLC	107,425	(2,617,677)
Aggreko PLC	273,086	(3,434,801)
Associated British Foods PLC	7,060	(302,250)
Auto Trader Group PLC ~	120,021	(631,429)
Babcock International Group PLC	35,294	(391,464)
Balfour Beatty PLC	606,941	(2,190,926)
BTG PLC	309,259	(2,803,197)
Capita PLC	605,352	(4,580,175)
Cobham PLC	2,489,209	(4,859,880)
ConvaTec Group PLC ~	263,748	(969,160)
Croda International PLC	9,986	(507,768)
Direct Line Insurance Group PLC	30,291	(147,671)
easyJet PLC	186,208	(3,038,664)
Essentra PLC	210,435	(1,555,905)
Experian PLC	137,496	(2,761,834)
Greene King PLC	28,335	(207,673)
Halma PLC	102,729	(1,541,421)
Hargreaves Lansdown PLC	321,116	(6,371,980)
Hiscox Ltd	11,575	(198,616)
Inmarsat PLC	369,402	(3,188,134)
Intertek Group PLC	16,488	(1,102,108)
John Wood Group PLC	134,689	(1,230,237)
Just Eat PLC	509,525	(4,563,879)
Meggitt PLC	41,639	(290,836)
Merlin Entertainments PLC ~	217,501	(1,298,046)
Next PLC	13,493	(951,154)
Pennon Group PLC	214,186	(2,286,918)
Petrofac Ltd	388,503	(2,346,992)
Provident Financial PLC	124,868	(1,390,354)
Rightmove PLC	11,005	(596,788)
Rotork PLC	425,567	(1,487,456)
Royal Bank of Scotland Group PLC	40,394	(145,411)
RPC Group PLC	74,849	(993,971)
Serco Group PLC	182,961	(282,845)
St James’s Place PLC	119,512	(1,836,874)
Tesco PLC	1,428,867	(3,583,241)
Travis Perkins PLC	29,026	(563,197)
Worldpay Group PLC ~	631,169	(3,444,997)

		(71,908,948)

Total Short Positions		(82,135,012)

Total Long and Short Positions		$318,917

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR (0.426% as of 09/30/17) plus or minus a specified spread (rates range from (2.250%) to 0.500%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	08/13/18- 10/11/18

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

CK Asset Holdings Ltd	80,500	$669,223
I-CABLE Communications Ltd	110,709	3,638
Kerry Properties Ltd	836,500	3,474,446
Melco International Development Ltd	618,000	1,790,275
New World Development Co Ltd	1,694,000	2,444,308
Sino Land Co Ltd	852,000	1,502,065

Referenced Entity	Shares	Value
SJM Holdings Ltd	921,000	$846,080
WH Group Ltd ~	1,010,000	1,075,652
Wheelock & Co Ltd	237,000	1,672,957
Xinyi Glass Holdings Ltd	934,000	925,711
Yue Yuen Industrial Holdings Ltd	401,000	1,530,022

		15,934,377

Total Long Positions		15,934,377

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Short Positions:

Hong Kong

AIA Group Ltd	30,800	($228,022)
Cathay Pacific Airways Ltd	1,339,361	(2,029,128)
Haitong International Securities Group Ltd	1,932,983	(1,118,529)
Hang Lung Properties Ltd	71,129	(169,345)
Hong Kong & China Gas Co Ltd	2,062,285	(3,886,023)
MTR Corp Ltd	304,125	(1,780,717)
Techtronic Industries Co Ltd	28,000	(149,886)
Value Partners Group Ltd	2,029,724	(1,841,689)

		(11,203,339)

Referenced Entity	Shares	Value
Macau

MGM China Holdings Ltd	1,181,003	($2,834,356)

United States

Samsonite International SA	423,508	(1,821,418)

Total Short Positions		(15,859,113)

Total Long and Short Positions		$75,264

Description	Counter- party	Expiration Dates (1)
The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR (1.001% as of 09/30/17) plus or minus a specified spread (rates range from (1.000%) to 0.450%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	08/13/18 09/24/18	-

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	2,509,394	$2,652,522

Singapore

Genting Singapore PLC	3,400,200	2,940,195
SATS Ltd	127,000	432,236
Singapore Airlines Ltd	19,100	141,629

		3,514,060

Total Long Positions		6,166,582

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	53,800	($142,348)
Global Logistic Properties Ltd	287,700	(700,991)
Keppel Corp Ltd	673,614	(3,234,054)
Singapore Post Ltd	1,899,900	(1,752,589)
Singapore Press Holdings Ltd	137,900	(277,121)

		(6,107,103)

Total Short Positions		(6,107,103)

Total Long and Short Positions		$59,479

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate (1.000% as of 09/30/17) plus or minus a specified spread (rates range from (0.250%) to 0.325%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	527,829	$11,100,167
Atco Ltd ‘I’	4,319	158,534
Bank of Montreal	3,696	279,714
CAE Inc	16,946	296,479
Canadian Imperial Bank of Commerce	18,537	1,621,867
Canadian Tire Corp Ltd ‘A’	22,528	2,804,648
Constellation Software Inc	318	173,493
Dollarama Inc	51,629	5,649,295
Empire Co Ltd ‘A’	48,367	855,895
Encana Corp	208,946	2,459,961
Finning International Inc	27,548	629,889
George Weston Ltd	8,085	704,015
Industrial Alliance Insurance & Financial Services Inc	13,589	615,330
Linamar Corp	63,710	3,887,701
Lundin Mining Corp	20,532	140,857
Magna International Inc	75,606	4,034,946
National Bank of Canada	35,120	1,690,207
Open Text Corp	16,382	528,583
Ritchie Bros Auctioneers Inc	6,421	203,012

Referenced Entity	Shares	Value
Saputo Inc	18,046	$624,650
West Fraser Timber Co Ltd	44,528	2,569,438
Whitecap Resources Inc	24,923	193,751

		41,222,432

Total Long Positions		41,222,432

Short Positions:

Canada

Agnico Eagle Mines Ltd	23,778	(1,074,607)
AltaGas Ltd	101,132	(2,329,420)
Bombardier Inc ‘B’	144,428	(261,597)
Cameco Corp	286,545	(2,767,275)
Canadian Utilities Ltd ‘A’	35,402	(1,099,441)
Eldorado Gold Corp	371,714	(816,266)
Enbridge Inc	115,150	(4,809,952)
Fairfax Financial Holdings Ltd	4,199	(2,185,163)
Franco-Nevada Corp	27,479	(2,128,728)
Gildan Activewear Inc	99,615	(3,112,794)
Goldcorp Inc	113,209	(1,469,834)
Imperial Oil Ltd	8,045	(257,002)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Keyera Corp	37,649	($1,150,818)
Methanex Corp	19,693	(989,582)
Onex Corp	3,560	(274,729)
Restaurant Brands International Inc	11,669	(745,544)
Stantec Inc	18,034	(500,515)
TransCanada Corp	78,240	(3,867,009)
Wheaton Precious Metals Corp	138,055	(2,633,307)
WSP Global Inc	28,696	(1,193,836)
Yamana Gold Inc	305,564	(808,144)

		(34,475,563)

Referenced Entity	Shares	Value
United States

Valeant Pharmaceuticals International Inc	200,413	($2,871,877)

Zambia

First Quantum Minerals Ltd	291,682	(3,275,067)

Total Short Positions		(40,622,507)

Total Long and Short Positions		$599,925

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS ((0.539%) as of 09/30/17) plus or minus a specified spread (rates range from (0.400%) to 0.400%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

Adecco Group AG	58,573	$4,563,101
dormakaba Holding AG	146	148,942
Flughafen Zurich AG	9,818	2,221,957
Georg Fischer AG	847	1,045,283
Lonza Group AG	18,462	4,851,159
Sika AG	318	2,367,728
Straumann Holding AG	2,687	1,728,047
Swiss Life Holding AG	10,938	3,856,102
Swiss Re AG	13,738	1,245,272
Temenos Group AG	58,082	5,932,450
Zurich Insurance Group AG	10,469	3,199,110

		31,159,151

Total Long Positions		31,159,151

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	29,215	($2,121,289)

Switzerland

Aryzta AG	98,002	(3,010,214)
Chocoladefabriken Lindt & Spruengli AG	726	(4,142,252)
Credit Suisse Group AG	647,019	(10,251,750)
GAM Holding AG	85,230	(1,321,234)
OC Oerlikon Corp AG	56,683	(873,374)
Vifor Pharma AG	54,250	(6,398,599)

		(25,997,423)

Total Short Positions		(28,118,712)

Total Long and Short Positions		$3,040,439

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA ((0.361% as of 09/30/17) plus or minus a specified spread (rates range from (2.750%) to 0.400%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	88,816	$4,177,346
bpost SA	100,692	2,994,671
Proximus SADP	38,509	1,327,555
Solvay SA	20,475	3,060,983
UCB SA	10,817	770,908
Umicore SA	16,165	1,338,230

		13,669,693

Finland

Cargotec OYJ ‘B’	30,971	1,947,706
Kesko OYJ ‘B’	38,910	2,087,420
Neste OYJ	116,621	5,096,857
Orion OYJ ‘B’	48,657	2,259,250
UPM-Kymmene OYJ	61,233	1,661,319

		13,052,552

Referenced Entity	Shares	Value
France

Air France-KLM	198,217	$3,125,892
Amundi SA ~	3,146	261,579
Arkema SA	5,107	626,638
Atos SE	92,283	14,313,830
BNP Paribas SA	22,398	1,806,975
Capgemini SE	14,374	1,684,986
Cie Generale des Etablissements Michelin	25,454	3,713,776
CNP Assurances	103,096	2,416,903
Eutelsat Communications SA	14,559	430,986
Faurecia	20,455	1,419,494
Imerys SA	3,385	305,853
Ipsen SA	24,524	3,262,999
Lagardere SCA	57,251	1,917,931
Peugeot SA	298,534	7,106,653
Sanofi	10,297	1,025,032
SCOR SE	3,503	146,912
SEB SA	9,468	1,737,580
Sodexo SA	1,148	143,111
Teleperformance	44,992	6,712,288
Thales SA	44,369	5,024,808

		57,184,226

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Germany

Aurubis AG	44,016	$3,568,637
Covestro AG ~	124,170	10,684,911
Deutsche Lufthansa AG	205,744	5,721,509
Freenet AG	54,963	1,839,426
HOCHTIEF AG	36,075	6,093,171
OSRAM Licht AG	50,668	4,046,823
Rheinmetall AG	57,050	6,434,373
RWE AG	63,940	1,454,632
Salzgitter AG	39,291	1,784,761
Schaeffler AG	24,902	401,806
Software AG	93,214	4,554,330
Suedzucker AG	181,011	3,892,935
Talanx AG	61,791	2,500,020
Uniper SE	256,139	7,029,654

		60,006,988

Italy

A2A SPA	3,592,035	6,180,179
Assicurazioni Generali SPA	147,448	2,750,097
Autogrill SPA	255,071	3,317,659
DiaSorin SPA	7,504	669,235
Enel SPA	793,714	4,781,580
GEDI Gruppo Editoriale SPA	23,595	20,918
Hera SPA	367,020	1,154,274
Intesa Sanpaolo SPA	1,733,114	6,135,758
Leonardo SPA	163,236	3,060,696
Moncler SPA	161,418	4,663,940
Prysmian SPA	179,686	6,071,109
Recordati SPA	88,546	4,086,110
Unipol Gruppo Finanziario SPA	311,341	1,428,446

		44,320,001

Netherlands

ABN AMRO Group NV CVA ~	95,173	2,849,882
ASM International NV	40,537	2,563,502
ASR Nederland NV	32,893	1,315,767
Koninklijke Philips NV	51,403	2,120,886
NN Group NV	206,793	8,659,740
Philips Lighting NV ~	53,967	2,178,210
Randstad Holding NV	18,758	1,159,314
Wolters Kluwer NV	70,042	3,236,993

		24,084,294

Portugal

EDP - Energias de Portugal SA	167,339	630,984
Galp Energia SGPS SA	59,269	1,051,026

		1,682,010

Spain

ACS Actividades de Construccion y Servicios SA	29,664	1,100,464
Banco de Sabadell SA	212,140	443,488
Banco Santander SA	270,199	1,890,000
Ebro Foods SA	6,745	159,837
Endesa SA	98,782	2,229,020
Mapfre SA	854,104	2,783,171
Melia Hotels International SA	10,410	150,570
Prosegur Cia de Seguridad SA	68,569	512,536
Repsol SA	440,375	8,126,842
Tecnicas Reunidas SA	4,425	140,023

		17,535,951

Switzerland

STMicroelectronics NV	105,159	2,039,054

Referenced Entity	Shares	Value
United Kingdom

Dialog Semiconductor PLC	50,129	$2,218,504
Fiat Chrysler Automobiles NV	356,062	6,381,126

		8,599,630

Total Long Positions		242,174,399

Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	93,664	(11,196,334)
Telenet Group Holding NV	37,912	(2,509,515)

		(13,705,849)

Finland

Amer Sports OYJ	93,490	(2,481,994)
Huhtamaki OYJ	14,495	(585,406)
Metso OYJ	3,928	(144,160)
Nokian Renkaat OYJ	6,721	(299,068)
Outokumpu OYJ	86,218	(896,984)

		(4,407,612)

France

Accor SA	138,095	(6,867,947)
Aeroports de Paris	14,405	(2,328,641)
Bollore SA	1,099,033	(5,495,825)
Bureau Veritas SA	13,619	(351,470)
Edenred	292,027	(7,938,686)
Electricite de France SA	286,434	(3,478,838)
Groupe Eurotunnel SE	396,510	(4,780,080)
Iliad SA	2,312	(614,538)
Ingenico Group SA	53,464	(5,068,578)
JCDecaux SA	55,811	(2,092,426)
Orpea	16,011	(1,897,798)
Remy Cointreau SA	5,259	(622,978)
SFR Group SA	63,292	(2,582,021)
Vivendi SA	45,078	(1,141,997)
Zodiac Aerospace	115,234	(3,331,573)

		(48,593,396)

Germany

Axel Springer SE	13,579	(873,361)
Bilfinger SE	57,711	(2,420,228)
Deutsche Bank AG	177,177	(3,067,065)
Duerr AG	8,889	(1,190,287)
E.ON SE	674,420	(7,645,521)
Fielmann AG	14,433	(1,251,509)
GEA Group AG	117,260	(5,338,086)
Krones AG	1,203	(167,336)
MAN SE	5,524	(623,573)
ProSiebenSat.1 Media SE	16,661	(568,555)
Sartorius AG (Preferred)	27,045	(2,587,910)
Symrise AG	27,831	(2,115,854)
Telefonica Deutschland Holding AG	479,537	(2,694,826)
thyssenkrupp AG	123,660	(3,672,682)
United Internet AG	66,320	(4,133,916)
Volkswagen AG (Preferred)	20,391	(3,328,931)
Zalando SE ~	125,470	(6,297,673)

		(47,977,313)

Italy

Azimut Holding SPA	160,334	(3,473,838)
Banca Generali SPA	29,702	(1,031,608)
Banco BPM SPA	227,323	(945,489)
BPER Banca	288,008	(1,725,723)
Brembo SPA	38,903	(658,520)
Buzzi Unicem SPA	48,429	(1,308,711)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Ferrari NV	1,283	($141,962)
FinecoBank Banca Fineco SPA	41,390	(367,482)
Mediaset SPA	344,316	(1,192,774)
Saipem SPA	1,016,467	(4,389,811)
Salvatore Ferragamo SPA	98,713	(2,774,974)
UniCredit SPA	195,825	(4,178,846)
Unione di Banche Italiane SPA	201,018	(1,044,669)
Yoox Net-A-Porter Group SPA	99,553	(3,907,340)

		(27,141,747)

Luxembourg

Eurofins Scientific SE	6,323	(4,000,571)
SES SA ADR	30,203	(661,202)
Tenaris SA	731,485	(10,368,792)

		(15,030,565)

Netherlands

Altice NV ‘A’	555,531	(11,130,560)
Boskalis Westminster	4,152	(145,130)
Koninklijke Vopak NV	42,517	(1,864,537)
OCI NV	87,738	(2,055,274)
SBM Offshore NV	257,026	(4,660,670)

		(19,856,171)

Referenced Entity	Shares	Value
Portugal

Banco Comercial Portugues SA	6,271,784	($1,819,799)

Spain

Atresmedia Corp de Medios de Comunicacion SA	73,420	(772,427)
Bankia SA	827,529	(3,995,140)
Cellnex Telecom SAU ~	386,749	(8,853,769)
Ferrovial SA	33,599	(740,315)
Grifols SA ‘B’	17,100	(499,032)
Zardoya Otis SA	18,281	(202,235)

		(15,062,918)

United States

QIAGEN NV	79,891	(2,525,353)

Total Short Positions		(196,120,723)

Total Long and Short Positions		$46,053,676

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC ((0.046%) as of 09/30/17) plus or minus a specified spread (rates range from (5.250%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/07/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	83,100	$1,522,420
Amada Holdings Co Ltd	186,400	2,046,548
ANA Holdings Inc	27,600	1,045,459
Aozora Bank Ltd	48,200	1,835,144
Asahi Glass Co Ltd	23,400	869,147
Asahi Group Holdings Ltd	41,500	1,678,204
Asahi Kasei Corp	32,000	394,319
Bandai Namco Holdings Inc	214,500	7,369,106
Brother Industries Ltd	64,400	1,501,537
Chubu Electric Power Co Inc	121,200	1,506,253
Citizen Watch Co Ltd	301,100	2,076,295
Cosmos Pharmaceutical Corp	4,100	915,267
Daicel Corp	80,500	970,647
Fuji Electric Co Ltd	108,000	599,257
Fujitsu Ltd	1,138,803	8,475,592
GungHo Online Entertainment Inc	332,500	899,476
Hakuhodo DY Holdings Inc	133,900	1,762,984
Haseko Corp	417,500	5,571,274
Hitachi Chemical Co Ltd	135,600	3,720,951
Hitachi High-Technologies Corp	135,700	4,928,461
Hitachi Ltd	945,000	6,663,055
Idemitsu Kosan Co Ltd	62,500	1,766,366
Inpex Corp	187,100	1,993,135
Itochu Techno-Solutions Corp	131,400	4,908,728
Japan Airlines Co Ltd	31,600	1,069,702
JFE Holdings Inc	152,700	2,986,780
JSR Corp	45,800	870,838
JTEKT Corp	23,100	319,766
JXTG Holdings Inc	787,700	4,061,555
Kajima Corp	386,000	3,836,614
Kamigumi Co Ltd	104,000	2,409,436
Kaneka Corp	115,000	893,549
Kao Corp	46,900	2,761,159
Kewpie Corp	25,400	612,807

Referenced Entity	Shares	Value
Kobayashi Pharmaceutical Co Ltd	16,800	$952,290
Konami Holdings Corp	38,593	1,857,993
Kuraray Co Ltd	18,900	353,615
Kurita Water Industries Ltd	5,900	170,511
Kyushu Financial Group Inc	54,000	332,442
Lion Corp	73,900	1,350,295
Mabuchi Motor Co Ltd	3,600	180,358
Marubeni Corp	136,600	933,825
Matsumotokiyoshi Holdings Co Ltd	49,000	3,282,097
Mebuki Financial Group Inc	37,600	145,481
Medipal Holdings Corp	174,800	3,037,917
Miraca Holdings Inc	15,400	716,931
Mitsubishi Corp	53,600	1,247,048
Mitsubishi Gas Chemical Co Inc	187,100	4,390,021
Mitsubishi Materials Corp	52,300	1,811,520
Mitsubishi Tanabe Pharma Corp	85,700	1,967,416
Mitsui Chemicals Inc	82,600	2,512,480
Mixi Inc	55,600	2,685,255
MS&AD Insurance Group Holdings Inc	24,600	792,769
Nexon Co Ltd	74,300	1,942,372
NH Foods Ltd	64,000	1,758,970
NHK Spring Co Ltd	241,900	2,608,756
Nippon Electric Glass Co Ltd	46,500	1,802,526
Nippon Express Co Ltd	54,300	3,539,927
Nippon Shinyaku Co Ltd	10,900	757,552
Nippon Shokubai Co Ltd	11,800	834,071
Nippon Telegraph & Telephone Corp	112,600	5,159,410
Nomura Research Institute Ltd	6,400	249,939
Obayashi Corp	293,200	3,516,770
Omron Corp	16,000	815,878
Oracle Corp Japan	35,600	2,798,230
Osaka Gas Co Ltd	21,600	401,467
Otsuka Corp	32,900	2,110,059
Persol Holdings Co Ltd	32,500	757,258
Pola Orbis Holdings Inc	76,200	2,304,113
Resona Holdings Inc	73,900	379,950
Rohm Co Ltd	8,800	755,117
Sankyo Co Ltd	4,485	143,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Sega Sammy Holdings Inc	217,800	$3,044,535
Sekisui Chemical Co Ltd	83,800	1,650,994
Shimamura Co Ltd	14,500	1,739,344
Shimizu Corp	51,100	566,667
Shin-Etsu Chemical Co Ltd	28,800	2,577,597
Shionogi & Co Ltd	28,500	1,558,005
Sojitz Corp	1,483,500	4,104,898
Square Enix Holdings Co Ltd	152,900	5,758,350
Start Today Co Ltd	124,300	3,939,082
Sumitomo Dainippon Pharma Co Ltd	13,200	171,957
Sumitomo Heavy Industries Ltd	57,000	2,287,926
Suzuken Co Ltd	43,100	1,532,950
Taisei Corp	91,000	4,772,210
The Gunma Bank Ltd	166,900	1,033,976
THK Co Ltd	39,900	1,360,936
Tokyo Broadcasting System Holdings Inc	54,700	1,015,191
Tokyo Gas Co Ltd	64,600	1,581,960
Toppan Printing Co Ltd	165,000	1,636,842
Tosoh Corp	198,000	4,469,285
Toyo Seikan Group Holdings Ltd	12,200	203,874
Toyo Suisan Kaisha Ltd	37,600	1,381,372
Toyoda Gosei Co Ltd	30,400	718,422
Toyota Boshoku Corp	140,900	2,987,493
Toyota Tsusho Corp	45,700	1,501,957
USS Co Ltd	14,700	296,689
Welcia Holdings Co Ltd	5,000	188,366
Yokogawa Electric Corp	10,900	185,743

		198,464,190

Total Long Positions		198,464,190

Short Positions:

Japan

Advantest Corp	32,700	(613,091)
Aeon Co Ltd	266,300	(3,936,057)
AEON Financial Service Co Ltd	135,000	(2,824,175)
Alps Electric Co Ltd	80,600	(2,130,154)
Asics Corp	285,700	(4,261,103)
Calbee Inc	217,500	(7,638,901)
Casio Computer Co Ltd	50,900	(717,972)
Chugai Pharmaceutical Co Ltd	54,100	(2,248,187)
Dai-ichi Life Holdings Inc	90,400	(1,621,557)
Daiwa Securities Group Inc	162,000	(918,348)
Don Quijote Holdings Co Ltd	59,600	(2,227,708)
Electric Power Development Co Ltd	144,300	(3,624,931)
FamilyMart UNY Holdings Co Ltd	85,900	(4,525,371)
Fast Retailing Co Ltd	9,500	(2,802,072)
Hamamatsu Photonics KK	118,496	(3,584,674)
Hitachi Capital Corp	7,000	(166,589)
Hokuriku Electric Power Co	215,800	(1,811,346)
Honda Motor Co Ltd	4,900	(144,748)
IHI Corp	44,500	(1,551,210)
Isetan Mitsukoshi Holdings Ltd	242,800	(2,537,209)
J Front Retailing Co Ltd	35,300	(488,068)
Japan Post Bank Co Ltd	11,400	(140,886)
Japan Post Holdings Co Ltd	30,900	(365,066)
Japan Post Insurance Co Ltd	22,200	(475,766)
JGC Corp	33,700	(545,755)
Kakaku.com Inc	167,000	(2,130,523)
Kansai Paint Co Ltd	116,600	(2,937,252)
Kawasaki Heavy Industries Ltd	32,300	(1,070,971)

Referenced Entity	Shares	Value
Keihan Holdings Co Ltd	47,600	($1,394,145)
Keikyu Corp	171,000	(3,467,833)
Keio Corp	62,200	(2,563,747)
Kikkoman Corp	40,800	(1,253,616)
Kintetsu Group Holdings Co Ltd	116,000	(4,315,410)
Kobe Steel Ltd	204,900	(2,346,569)
Konica Minolta Inc	50,000	(410,809)
Kyushu Electric Power Co Inc	260,000	(2,762,103)
M3 Inc	27,000	(769,807)
Marui Group Co Ltd	303,447	(4,343,918)
MISUMI Group Inc	5,500	(144,964)
Mitsubishi Heavy Industries Ltd	23,100	(913,362)
Mitsubishi Logistics Corp	120,500	(2,998,147)
Mitsubishi UFJ Lease & Finance Co Ltd	42,800	(227,085)
Mizuho Financial Group Inc	80,500	(141,120)
MonotaRO Co Ltd	97,800	(2,615,863)
Murata Manufacturing Co Ltd	9,500	(1,398,574)
Nagoya Railroad Co Ltd	69,200	(1,490,129)
Nankai Electric Railway Co Ltd	68,600	(1,697,982)
NGK Spark Plug Co Ltd	313,200	(6,670,078)
Nidec Corp	26,300	(3,233,082)
Nippon Paint Holdings Co Ltd	119,600	(4,068,712)
Nippon Yusen KK	100,600	(2,093,453)
Odakyu Electric Railway Co Ltd	261,600	(4,963,876)
Ono Pharmaceutical Co Ltd	169,800	(3,854,204)
Orient Corp	564,000	(918,408)
Pigeon Corp	62,400	(2,133,190)
Renesas Electronics Corp	203,100	(2,213,484)
Ricoh Co Ltd	436,900	(4,248,481)
Santen Pharmaceutical Co Ltd	112,700	(1,778,171)
Seibu Holdings Inc	76,900	(1,313,528)
Seiko Epson Corp	48,200	(1,167,207)
Seven Bank Ltd	1,236,700	(4,469,069)
Shikoku Electric Power Co Inc	281,900	(3,314,706)
Shimano Inc	62,600	(8,339,524)
Sony Financial Holdings Inc	425,100	(6,975,703)
Sosei Group Corp	26,600	(2,249,822)
Sumitomo Mitsui Financial Group Inc	35,900	(1,379,965)
Suruga Bank Ltd	54,500	(1,176,094)
Sysmex Corp	46,500	(2,970,931)
T&D Holdings Inc	115,600	(1,677,052)
The Bank of Kyoto Ltd	84,400	(4,295,972)
The Chugoku Electric Power Co Inc	443,500	(4,711,388)
The Iyo Bank Ltd	26,500	(214,741)
The Shizuoka Bank Ltd	28,000	(251,990)
The Yokohama Rubber Co Ltd	59,100	(1,218,825)
Tobu Railway Co Ltd	15,200	(417,638)
Tokio Marine Holdings Inc	18,400	(720,128)
Toyota Industries Corp	64,100	(3,686,550)
Toyota Motor Corp	47,500	(2,832,348)
Yahoo Japan Corp	211,700	(1,006,189)
Yakult Honsha Co Ltd	93,700	(6,742,950)
Yamaha Corp	4,100	(151,378)
Yamaha Motor Co Ltd	12,000	(359,221)
Yamato Holdings Co Ltd	54,800	(1,106,954)
Yaskawa Electric Corp	146,500	(4,649,861)

		(196,869,746)

Total Short Positions		(196,869,746)

Total Long and Short Positions		$1,594,444

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR ((0.396%) as of 09/30/17) plus or minus a specified spread (rates range from (0.500%) to 0.400%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Denmark

Danske Bank AS	5,988	$239,960
GN Store Nord AS	41,169	1,413,313
H Lundbeck AS	66,660	3,853,750
ISS AS	24,537	989,239
Jyske Bank AS	5,433	314,095
TDC AS	866,916	5,084,083
Vestas Wind Systems AS	100,052	8,993,246

		20,887,686

Total Long Positions		20,887,686

Referenced Entity	Shares	Value
Short Positions:

Denmark

Chr Hansen Holding AS	33,363	($2,863,964)
Genmab AS	8,479	(1,875,086)
Nets AS ~	24,848	(643,276)
Novozymes AS ‘B’	154,198	(7,920,785)
Pandora AS	66,385	(6,563,633)
Tryg AS	14,805	(342,311)

		(20,209,055)

Total Short Positions		(20,209,055)

Total Long and Short Positions		$678,631

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR (0.666% as of 09/30/17) plus or minus a specified spread (rates range from (0.500%) to 0.400%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Norway

Leroy Seafood Group ASA	264,125	$1,691,670
Marine Harvest ASA	79,890	1,579,845
Salmar ASA	39,482	1,116,555

		4,388,070

Total Long Positions		4,388,070

Referenced Entity	Shares	Value
Short Positions:

Norway

Gjensidige Forsikring ASA	8,103	($141,147)
Schibsted ASA ‘A’	139,668	(3,600,619)
Yara International ASA	16,633	(745,837)

		(4,487,603)

Total Short Positions		(4,487,603)

Total Long and Short Positions		($99,533)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR ((0.52%) as of 09/30/17) plus or minus a specified spread (rates range from (0.500%) to 0.400%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of September 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	42,169	$485,118

Sweden

BillerudKorsnas AB	78,256	1,327,379
Boliden AB	175,366	5,948,298
Essity AB ‘B’	46,870	1,277,864
Holmen AB ‘B’	3,881	181,874
NCC AB ‘B’	131,351	3,118,033
Saab AB ‘B’	32,652	1,659,673
SSAB AB ‘A’	85,769	414,217
Svenska Cellulosa AB SCA ‘B’	69,286	587,306
Swedish Match AB	17,048	598,750

		15,113,394

Total Long Positions		15,598,512

Referenced Entity	Shares	Value
Short Positions:

Luxembourg

Millicom International Cellular SA SDR	31,420	($2,075,582)

Sweden

Elekta AB ‘B’	43,842	(453,843)
Getinge AB ‘B’	13,721	(257,598)
Hennes & Mauritz AB ‘B’	135,722	(3,525,548)
Hexagon AB ‘B’	57,747	(2,864,715)
Hexpol AB	88,866	(936,051)
Modern Times Group MTG AB ‘B’	4,370	(158,480)
Svenska Handelsbanken AB ‘A’	89,140	(1,346,754)
Telefonaktiebolaget LM Ericsson ‘B’	645,375	(3,720,642)

		(13,263,631)

Total Short Positions		(15,339,213)

Total Long and Short Positions		$259,299

Total Basket Swaps		$151,505,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees, Including Cash includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Payment Frequency	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	M	GSC	12/15/17	192	$17,876,620	$18,104,528	$227,908
Positive return on Swiss Market Index	Negative return on Swiss Market Index	M	MSC	12/15/17	1	94,085	94,294	209
Negative return on MSCI Australia Index	Positive return on MSCI Australia Index	M	JPM	12/20/17	183	748,736	747,238	1,498
Negative return on MSCI Canada Index	Positive return on MSCI Canada Index	M	JPM	12/20/17	1	4,818	4,923	(105)
Positive return on MSCI Canada Index	Negative return on MSCI Canada Index	M	JPM	12/20/17	482	2,292,075	2,372,846	80,771
Positive return on MSCI France Index	Negative return on MSCI France Index	M	JPM	12/20/17	524	138,220	141,545	3,325
Positive return on MSCI Hong Kong Index	Negative return on MSCI Hong Kong Index	M	JPM	12/20/17	88	924,021	915,371	(8,650)
Positive return on MSCI Italy Index	Negative return on MSCI Italy Index	M	JPM	12/20/17	15,984	1,885,916	1,903,441	17,525
Positive return on MSCI Japan Index	Negative return on MSCI Japan Index	M	JPM	12/20/17	63,306	1,037,098	1,060,306	23,208
Positive return on SGX Singapore Index	Negative return on SGX Singapore Index	M	JPM	12/20/17	140	550,525	554,487	3,962
Negative return on MSCI Spain Index	Positive return on MSCI Spain Index	M	JPM	12/20/17	621	153,813	154,697	(884)
Negative return on MSCI Sweden Index	Positive return on MSCI Sweden Index	M	JPM	12/20/17	74	332,356	343,115	(10,759)
Negative return on Swiss Market Index	Positive return on Swiss Market Index	M	JPM	12/20/17	145	392,127	393,783	(1,656)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	M	JPM	12/20/17	44	117,830	119,493	1,663
Negative return on MSCI United Kingdom Index	Positive return on MSCI United Kingdom Index	M	JPM	12/20/17	85	1,257,595	1,273,356	(15,761)

								$322,254

Total Swap Agreements								$60,434,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$907,212,102	$238,471,197	$668,740,905	$-
	Derivatives:
	Equity Contracts
	Futures	9,004,643	9,004,643	-	-
	Swaps	62,133,774	-	62,133,774	-

	Total Equity Contracts	71,138,417	9,004,643	62,133,774	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,500,939	-	1,500,939	-

	Total Asset - Derivatives	72,639,356	9,004,643	63,634,713	-

	Total Assets	979,851,458	247,475,840	732,375,618	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(203,300)	(203,300)	-	-
	Swaps	(1,699,369)	-	(1,699,369)	-

	Total Equity Contracts	(1,902,669)	(203,300)	(1,699,369)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,786,577)	-	(2,786,577)	-

	Total Liabilities - Derivatives	(4,689,246)	(203,300)	(4,485,946)	-

	Total Liabilities	(4,689,246)	(203,300)	(4,485,946)	-

	Total	$975,162,212	$247,272,540	$727,889,672	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 7.5%

Cyprus - 0.4%

Bank of Cyprus Holdings PLC *	1,207,671	$3,964,456

Iceland - 3.0%

Eik fasteignafelag HF *	14,409,530	1,365,478
Eimskipafelag Islands HF	1,493,300	3,576,429
Hagar HF *	10,592,298	3,465,680
Icelandair Group HF	5,103,800	709,830
Marel HF	1,639,400	5,309,829
N1 HF	2,077,900	2,169,888
Reginn HF *	7,804,700	1,733,070
Reitir fasteignafelag HF	5,204,103	4,126,774
Siminn HF	91,567,200	3,194,556
Sjova-Almennar Tryggingar HF	12,583,604	1,892,494
Tryggingamidstodin HF	3,806,000	1,080,200
Vatryggingafelag Islands HF	28,304,826	2,719,970

		31,344,198

Japan - 1.0%

Mitsubishi UFJ Financial Group Inc	575,400	3,741,153
Mizuho Financial Group Inc	1,187,600	2,081,908
Resona Holdings Inc	160,300	824,167
Sumitomo Mitsui Financial Group Inc	71,000	2,729,180
Sumitomo Mitsui Trust Holdings Inc	36,900	1,332,928

		10,709,336

Singapore - 0.6%

Yoma Strategic Holdings Ltd	14,753,033	6,374,089

South Korea - 1.6%

Amorepacific Corp	900	204,304
AMOREPACIFIC Group	2,042	220,496
Coway Co Ltd	1,846	151,741
Hana Financial Group Inc	9,060	375,870
Hankook Tire Co Ltd	3,103	163,405
Hyundai Heavy Industries Co Ltd *	1,545	196,674
Hyundai Mobis Co Ltd	2,164	454,349
Hyundai Motor Co	5,999	789,180
Hyundai Steel Co	2,913	134,789
Industrial Bank of Korea	13,932	175,632
Kangwon Land Inc	6,890	210,807
KB Financial Group Inc	13,633	670,732
Kia Motors Corp	7,030	194,498
Korea Electric Power Corp	9,230	313,592
Korea Zinc Co Ltd	604	261,701
KT&G Corp	5,277	486,965
LG Chem Ltd	1,410	484,408
LG Corp	3,677	259,639
LG Display Co Ltd	8,399	224,993
LG Electronics Inc	3,660	264,330
LG Household & Health Care Ltd	311	254,155
Lotte Chemical Corp	730	241,702
Lotte Shopping Co Ltd	780	168,694
NAVER Corp	1,971	1,285,943
POSCO	1,790	497,413
S-Oil Corp	2,600	290,373
Samsung Biologics Co Ltd * ~	1,410	417,217
Samsung C&T Corp	3,320	392,498
Samsung Electronics Co Ltd	1,220	2,745,271
Samsung Fire & Marine Insurance Co Ltd	980	240,159
Samsung Life Insurance Co Ltd	3,920	387,479
Samsung SDI Co Ltd	1,823	317,183
Samsung SDS Co Ltd	1,925	284,269
Shinhan Financial Group Co Ltd	10,802	477,430
SK Holdings Co Ltd	1,060	267,335
SK Hynix Inc	18,235	1,329,884
SK Innovation Co Ltd	1,561	272,073

	Shares	Value
SK Telecom Co Ltd	1,700	$379,319
Woori Bank	19,491	304,289

		16,790,791

Vietnam - 0.9%

Bank for Foreign Trade of Vietnam JSC	290,200	480,383
Bank for Investment & Development of Vietnam JSC	161,500	139,417
Bao Viet Holdings	54,300	131,406
Binh Minh Plastics JSC	87,660	299,000
Coteccons Construction JSC	45,700	418,261
Danang Rubber JSC	23,400	23,682
Domesco Medical Import Export JSC	112,900	534,532
HA TIEN 1 Cement JSC	75,100	48,576
Hoa Phat Group JSC	298,740	511,341
Hoa Sen Group	48,650	61,274
KIDO Group Corp	128,100	236,949
Kinh Bac City Development Share Holding Corp *	176,800	113,580
Masan Group Corp	327,800	795,532
PetroVietnam Drilling & Well Services JSC *	90,600	56,543
Petrovietnam Fertilizer & Chemicals JSC	133,000	133,138
PetroVietnam Gas JSC	56,700	172,543
PetroVietnam Nhon Trach 2 Power JSC	303,200	354,210
PetroVietnam Technical Services Corp	217,400	155,925
Pha Lai Thermal Power JSC	75,300	67,095
Refrigeration Electrical Engineering Corp	270,240	417,746
Saigon-Hanoi Commercial Joint Stock Bank *	302,900	106,624
Saigon Securities Inc	229,500	253,073
Saigon Thuong Tin Commercial JSB *	509,900	280,455
Tan Tao Investment & Industry JSC *	370,100	65,466
Viet Capital Securities JSC *	117,300	308,134
Viet Nam Construction & Import-Export JSC	106,100	96,668
Vietnam Dairy Products JSC	156,300	1,026,113
Vietnam Joint Stock Commercial Bank for Industry & Trade	50,700	41,271
Vietnam Prosperity JSC Bank *	473,610	781,483
Vingroup JSC *	722,400	1,627,478

		9,737,898

Total Common Stocks (Cost $80,209,517)		78,920,768

	Principal Amount

CORPORATE BONDS & NOTES - 2.3%

Argentina - 0.8%

Banco Hipotecario SA (ARS Deposit + 2.500%) 22.479% due 01/12/20 § ~	ARS 73,560,000	4,208,071
YPF SA (ARS Deposit + 4.000%) 24.104% due 07/07/20 § ~	$4,683,000	4,450,950

		8,659,021

Ecuador - 0.8%

EP PetroEcuador (LIBOR + 5.630%) 6.961% due 09/24/19 § ~	4,664,842	4,711,491
Petroamazonas EP 4.625% due 02/16/20 ~	3,630,000	3,493,875

		8,205,366

Georgia - 0.4%

Bank of Georgia JSC 11.000% due 06/01/18	GEL 6,870,000	2,797,091
11.000% due 06/01/20 ~	3,755,000	1,537,157

		4,334,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Honduras - 0.3%

Inversiones Atlantida SA 8.250% due 07/28/22 ~	$3,070,000	$3,165,938

Total Corporate Bonds & Notes (Cost $25,637,349)		24,364,573

SENIOR LOAN NOTES - 3.8%

Barbados - 1.1%

Barbados Government (LIBOR + 1.000%) 11.440% due 12/20/19 ± § “	11,200,000	11,241,328

Ethiopia - 0.6%

Ethiopian Railways Corp (LIBOR + 3.750%) 5.205% due 08/02/21 ± § “	5,955,556	5,870,921

Kenya - 0.1%

Republic of Kenya Term A (LIBOR + 0.000%) 6.410% due 04/18/19 §	1,138,000	1,138,000

Tanzania - 2.0%

United Republic of Tanzania (LIBOR + 5.200%) 6.645% due 06/23/22 ± § “	21,000,000	21,334,068

Total Senior Loan Notes (Cost $38,869,583)		39,584,317

MORTGAGE-BACKED SECURITIES - 0.1%

United States - 0.1%

Fannie Mae (IO) (LIBOR + 6.250%) 5.013% due 03/25/33 §	3,763,814	551,053
Freddie Mac (IO) (LIBOR + 6.250%) 5.016% due 02/15/33 §	3,364,052	491,666

		1,042,719

Total Mortgage-Backed Securities (Cost $1,277,157)		1,042,719

FOREIGN GOVERNMENT BONDS & NOTES - 68.5%

Albania - 2.2%

Albania Government 5.750% due 11/12/20 ~	EUR 17,422,000	23,216,430

Australia - 0.7%

Australia Government 3.000% due 03/21/47 ~ ‡	AUD 11,150,000	7,792,056

Azerbaijan - 0.1%

Republic of Azerbaijan 5.125% due 09/01/29 ~	$1,079,000	1,099,123

	Principal Amount	Value
Barbados - 1.3%

Barbados Government 6.625% due 12/05/35 ~	$15,119,000	$12,359,782
7.000% due 08/04/22 ~	979,000	908,023

		13,267,805

Belarus - 4.4%

Republic of Belarus 6.875% due 02/28/23 ~ ‡	19,710,000	21,241,960
7.625% due 06/29/27 ~ ‡	22,530,000	25,198,340

		46,440,300

Cyprus - 5.6%

Cyprus Government 3.750% due 07/26/23 ~	EUR 12,819,000	17,147,487
3.875% due 05/06/22 ~	5,853,000	7,797,092
4.250% due 11/04/25 ~	24,097,000	33,534,473

		58,479,052

Dominican Republic - 3.2%

Dominican Republic 10.375% due 03/04/22 ~	DOP 279,100,000	5,980,505
10.400% due 05/10/19 ~	604,000,000	12,879,009
14.000% due 06/08/18 ~	255,500,000	5,537,677
15.000% due 04/05/19 ~	166,500,000	3,795,668
15.950% due 06/04/21 ~	73,200,000	1,842,766
16.000% due 07/10/20 ~	120,200,000	2,930,364
16.950% due 02/04/22 ~	35,800,000	937,352

		33,903,341

Ecuador - 0.8%

Ecuador Government 10.500% due 03/24/20 ~	$7,991,000	8,660,246

El Salvador - 4.5%

El Salvador Government 5.875% due 01/30/25 ~	1,570,000	1,546,450
6.375% due 01/18/27 ~	6,727,000	6,684,956
7.375% due 12/01/19 ~	8,093,000	8,467,302
7.650% due 06/15/35 ~	2,819,000	2,910,279
7.750% due 01/24/23 ~	11,536,000	12,463,379
8.250% due 04/10/32 ~	1,885,000	2,065,225
8.625% due 02/28/29 ~	11,306,000	12,719,250

		46,856,841

Georgia - 0.3%

Georgia Treasury 6.750% due 10/06/18	GEL 140,000	56,411
8.000% due 06/09/18	2,753,000	1,120,371
10.500% due 02/05/25	414,000	186,400
11.750% due 04/28/21	105,000	48,007
13.375% due 03/10/18	3,820,000	1,587,233

		2,998,422

Iceland - 3.2%

Iceland Rikisbref 5.000% due 11/15/28	ISK 930,916,836	8,628,459
6.500% due 01/24/31	2,336,642,357	24,744,108

		33,372,567

Indonesia - 3.1%

Indonesia Treasury 7.500% due 08/15/32	IDR 90,552,000,000	7,057,462
7.500% due 05/15/38	77,222,000,000	5,951,179
8.250% due 05/15/36	163,028,000,000	13,329,467
8.375% due 03/15/34	40,970,000,000	3,355,866
8.750% due 05/15/31	38,119,000,000	3,285,072

		32,979,046

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Macedonia - 6.4%

Macedonia Government 3.975% due 07/24/21 ~	EUR 37,658,000	$47,319,575
4.875% due 12/01/20 ~	15,709,000	20,208,492

		67,528,067

New Zealand - 6.8%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 4,623,528	3,409,038
2.500% due 09/20/35 ^ ~	65,691,616	51,235,974
3.000% due 09/20/30 ^ ~	20,504,208	16,651,099

		71,296,111

Peru - 3.1%

Peru Government 6.350% due 08/12/28	PEN 18,035,000	5,988,632
8.200% due 08/12/26	70,144,000	26,590,064

		32,578,696

Rwanda - 0.6%

Rwanda Government 6.625% due 05/02/23 ~	$5,441,000	5,692,864

Saudi Arabia - 0.9%

Saudi Government 3.625% due 03/04/28 # ~	9,010,000	8,916,873

Serbia - 9.5%

Serbia Treasury 5.750% due 07/21/23	RSD 3,923,700,000	40,527,808
6.000% due 02/22/19	458,030,000	4,687,838
10.000% due 03/02/18	902,750,000	9,223,508
10.000% due 03/20/21	716,450,000	8,289,871
10.000% due 06/05/21	790,410,000	9,228,537
10.000% due 02/05/22	2,349,960,000	27,977,584

		99,935,146

Sri Lanka - 7.9%

Sri Lanka Government 8.000% due 11/15/18	LKR 1,769,960,000	11,427,781
8.000% due 11/01/19	45,000,000	285,793
8.500% due 05/01/19	130,000,000	838,511
8.750% due 10/15/18	817,000,000	5,311,610
9.000% due 05/01/21	336,000,000	2,139,406
9.250% due 05/01/20	735,100,000	4,757,837
9.450% due 10/15/21	535,000,000	3,447,940
10.000% due 10/01/22	821,250,000	5,352,326
10.250% due 03/15/25	1,499,520,000	9,799,767
10.600% due 07/01/19	142,040,000	946,995
10.600% due 09/15/19	699,000,000	4,660,647
10.750% due 03/01/21	1,097,000,000	7,343,020
11.000% due 08/01/21	441,980,000	2,984,609
11.000% due 08/01/24	86,000,000	584,281
11.000% due 08/01/25	38,000,000	258,420
11.000% due 06/01/26	331,010,000	2,254,008
11.200% due 07/01/22	200,200,000	1,364,377
11.200% due 09/01/23	11,000,000	75,264
11.400% due 01/01/24	169,000,000	1,170,860
11.500% due 12/15/21	2,209,000,000	15,264,698
11.500% due 05/15/23	30,000,000	207,106
11.500% due 08/01/26	336,000,000	2,346,453

		82,821,709

Suriname - 1.2%

Republic of Suriname 9.250% due 10/26/26 ~	$12,022,000	13,043,870

	Principal Amount	Value
Thailand - 2.7%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 988,478,450	$28,536,269

Total Foreign Government Bonds & Notes (Cost $674,992,847)		719,414,834

SHORT-TERM INVESTMENTS - 14.3%

Foreign Government Issues - 5.6%

Egypt Treasury Bills (Egypt) 17.651% due 12/05/17	EGP 69,050,000	3,798,861
17.797% due 12/12/17	54,475,000	2,986,937
18.319% due 04/03/18	24,775,000	1,294,292
18.690% due 02/13/18	15,375,000	815,650
18.709% due 03/13/18	3,925,000	206,890
18.750% due 10/31/17	25,625,000	1,433,124
18.791% due 02/13/18	12,000,000	636,605
18.798% due 11/21/17	22,225,000	1,230,458
18.799% due 11/21/17	25,825,000	1,429,767
18.799% due 11/28/17	7,400,000	408,306
18.799% due 02/06/18	31,000,000	1,660,892
18.849% due 02/13/18	13,625,000	722,812
18.891% due 11/14/17	27,150,000	1,508,303
19.041% due 11/07/17	25,225,000	1,406,224
19.240% due 10/03/17	12,600,000	713,881
19.301% due 10/10/17	12,600,000	712,036
19.310% due 03/06/18	27,225,000	1,439,698
19.399% due 11/14/17	61,500,000	3,416,599
19.399% due 02/20/18	25,625,000	1,363,938
19.409% due 10/17/17	12,875,000	725,160
19.491% due 03/06/18	27,225,000	1,439,698
19.689% due 11/21/17	40,650,000	2,250,534
20.151% due 10/24/17	40,625,000	2,280,027
20.330% due 12/12/17	40,625,000	2,227,523
20.439% due 12/19/17	29,850,000	1,631,158
20.449% due 12/05/17	40,625,000	2,235,029
20.600% due 11/28/17	40,625,000	2,241,542
20.640% due 10/03/17	2,700,000	152,975
20.690% due 01/02/18	2,700,000	146,700
20.729% due 10/03/17	4,925,000	279,037
20.840% due 10/03/17	2,700,000	152,975
20.891% due 01/02/18	2,700,000	146,700
21.101% due 01/09/18	10,225,000	553,697
22.001% due 10/17/17	28,200,000	1,588,312
22.028% due 10/10/17	27,000,000	1,525,792
22.300% due 10/10/17	27,000,000	1,525,792
22.350% due 01/16/18	33,275,000	1,795,868
Georgia Treasury Bills (Georgia)
7.181% due 07/19/18	GEL 3,129,000	1,198,141
7.636% due 02/01/18	110,000	43,501
Nigeria Treasury Bills (Nigeria) 19.004% due 09/13/18	NGN 117,590,000	278,351
19.006% due 09/20/18	617,590,000	1,457,469
19.750% due 04/05/18	1,272,390,000	3,229,212
19.856% due 07/19/18	516,300,000	1,250,453
20.496% due 08/16/18	123,520,000	295,473
20.693% due 09/13/18	531,120,000	1,257,231

		59,093,623

Repurchase Agreement - 6.9%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $72,430,651; collateralized by U.S. Treasury Notes: 1.375% - 1.750% due 12/31/20 - 01/31/21 and value $73,880,531)	$72,429,927	72,429,927

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. Treasury Bills - 1.8%

1.006% due 12/21/17 ‡	$5,000,000	$4,988,969
1.048% due 11/09/17 ‡	3,250,000	3,246,731
1.087% due 10/12/17 ‡	11,000,000	10,997,201

		19,232,901

Total Short-Term Investments (Cost $149,910,865)		150,756,451

TOTAL INVESTMENTS - 96.5% (Cost $970,897,318)		1,014,083,662

DERIVATIVES - (1.4%)
(See Notes (e) through (j) in Notes to Schedule of Investments)		(14,926,114)

OTHER ASSETS & LIABILITIES, NET - 4.9%		51,797,629

NET ASSETS - 100.0%		$1,050,955,177

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $38,715,334 or 3.7% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2017, $3,550,000 in cash, and investments with a total aggregate value of $70,127,678 were fully or partially segregated with broker(s)/custodian as collateral for reverse repurchase agreements, open futures contracts, forward volatility agreements, forward foreign currency contracts, option contracts and swap agreements.

(c)	The average amount of borrowing by the Fund on reverse repurchase agreements outstanding during the nine-month period ended September 30, 2017 was $8,373,449 at a weighted average interest rate of 1.886%.

(d)	Reverse repurchase agreements outstanding as of September 30, 2017 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Trade Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPM	Australian Government 3.000% due 03/21/47	1.900%	07/20/17	10/19/17	$7,875,825	AUD 9,993,753	($7,839,099)
BRC	Republic of Belarus 6.875% due 02/28/23	1.850%	07/06/17	N/A(1)	N/A(1)	$8,158,038	(8,158,038)
BRC	Republic of Belarus 7.625% due 06/29/27	1.850%	07/06/17	N/A(1)	N/A(1)	8,149,246	(8,149,246)
BRC	Republic of Belarus 6.875% due 02/28/23	1.900%	08/10/17	N/A(1)	N/A(1)	7,290,381	(7,290,381)
BRC	Republic of Belarus 7.625% due 06/29/27	1.950%	08/10/17	N/A(1)	N/A(1)	11,029,856	(11,029,856)

(1) The reverse repurchase agreement has an open maturity date and can be terminated at any time by either party.							($42,466,620)

(e)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Brent Crude (12/17)	257	$13,012,988	$14,595,030	($1,582,042)
SGX MSCI Index (10/17)	411	10,844,176	10,900,310	(56,134)
U.S. 5-Year Interest Rate Swap (12/17)	200	20,289,823	20,181,250	108,573
U.S. 10-Year Interest Rate Swap (12/17)	191	19,574,515	19,374,562	199,953
WTI Crude (12/17)	107	5,119,950	5,558,650	(438,700)
WTI Crude (01/18)	863	43,459,318	44,996,820	(1,537,502)

Total Futures Contracts				($3,305,852)

(f)	Forward Volatility Agreements outstanding as of September 30, 2017 were as follows:

Description	Exercise Volatility Rate	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Call & Put -EUR/USD 9-Month vs. 1-Year	8.625%	EUR 18,422,000	03/22/19	DUB	($102,899)
Call & Put -CAD/USD 9-Month vs. 1-Year	8.450%	$9,581,342	03/26/19	BNP	(24,164)
Call & Put -CAD/USD 9-Month vs. 1-Year	8.625%	18,425,658	03/28/19	DUB	(70,681)
Call & Put -CHF/USD 1-Year vs. 1-Year	8.575%	18,426,000	06/14/19	DUB	26,607
Call & Put -CHF/USD 1-Year vs. 1-Year	8.350%	9,581,000	06/19/19	BNP	31,033
Call & Put -EUR/USD 1-Year vs. 1-Year	8.550%	EUR 9,211,000	06/20/19	BNP	(33,095)

Total Forward Volatility Agreements					($173,199)

(g)	Forward foreign currency contracts outstanding as of September 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	50,728,000	USD	13,739,978	02/18	BNP	$65,813
ARS	75,125,970	USD	4,282,634	10/17	BNP	2,056
ARS	54,539,000	USD	3,141,647	10/17	CIT	(15,573)
ARS	57,174,000	USD	3,178,099	10/17	CIT	93,564
ARS	51,950,000	USD	2,948,354	11/17	BNP	(17,177)
ARS	59,957,000	USD	3,321,717	11/17	BNP	45,244
ARS	143,064,000	USD	7,615,864	11/17	CIT	451,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	135,824,700	USD	7,535,351	12/17	BNP	$17,074
AUD	6,500,000	USD	5,193,500	11/17	CIT	(96,666)
AUD	30,243,084	USD	23,897,632	11/17	GSC	(185,211)
AUD	1,650,000	USD	1,320,153	11/17	JPM	(26,342)
AUD	16,664,000	USD	13,367,528	12/17	DUB	(306,894)
AUD	12,214,000	USD	9,801,711	12/17	GSC	(228,825)
CLP	820,000,000	USD	1,329,335	11/17	SCB	(49,110)
CNH	31,812,328	USD	4,562,019	10/17	BNP	225,641
CNH	41,675,000	USD	5,972,770	10/17	JPM	299,194
CNH	1,000,000	USD	143,328	10/17	SCB	7,211
COP	20,432,761,000	USD	6,862,894	10/17	CIT	80,150
COP	6,097,083,000	USD	2,070,844	10/17	SCB	(75)
COP	55,697,711,000	USD	18,550,446	10/17	SCB	416,191
COP	25,000,000,000	USD	8,352,823	10/17	UBS	143,580
COP	23,129,800,000	USD	7,824,960	11/17	CIT	20,363
COP	88,738,385,000	USD	29,675,026	11/17	SCB	399,265
COP	23,129,777,433	USD	7,802,252	12/17	DUB	18,163
COP	14,275,430,000	USD	4,866,347	01/18	BNP	(62,633)
CZK	196,766,000	EUR	7,564,068	10/17	CIT	10,674
CZK	101,400,000	EUR	3,904,580	10/17	JPM	(2,155)
CZK	375,509,500	EUR	14,409,144	10/17	JPM	51,082
CZK	924,548,000	EUR	35,526,745	11/17	DUB	66,559
CZK	751,983,500	EUR	28,820,361	11/17	JPM	143,699
DOP	104,151,000	USD	2,134,242	01/18	CIT	-
EUR	2,069,277	CZK	54,000,000	10/17	CIT	(10,719)
EUR	4,867,259	HUF	1,484,628,000	10/17	GSC	125,262
EUR	7,721,376	HUF	2,346,835,000	11/17	DUB	232,570
EUR	20,170,362	HUF	6,160,586,000	11/17	JPM	490,480
EUR	6,549,285	HUF	1,988,494,000	12/17	BNP	206,034
EUR	1,027,487	PLN	4,401,000	10/17	GSC	10,094
EUR	1,590,078	PLN	6,813,000	11/17	JPM	15,295
EUR	2,141,124	SEK	20,450,000	10/17	GSC	19,773
EUR	3,347,021	USD	3,980,338	10/17	DUB	(21,105)
EUR	20,450,000	USD	24,696,647	11/17	DUB	(469,098)
EUR	7,070,000	USD	8,521,683	11/17	GSC	(146,144)
EUR	37,006,682	USD	44,687,939	12/17	JPM	(786,762)
GBP	32,486,000	USD	43,582,405	11/17	DUB	8,508
HUF	349,920,000	EUR	1,133,264	10/17	GSC	(13,041)
HUF	1,247,904,000	EUR	4,099,688	11/17	JPM	(115,552)
ILS	152,950,000	USD	42,664,968	11/17	GSC	659,388
INR	1,876,100,000	USD	29,030,112	11/17	CIT	(498,441)
INR	1,810,900,000	USD	28,009,020	11/17	GSC	(468,909)
INR	457,771,000	USD	7,074,739	11/17	SCB	(112,972)
INR	1,311,700,000	USD	20,277,958	11/17	UBS	(329,665)
KRW	7,239,100,000	USD	6,431,440	10/17	BNP	(108,460)
KRW	18,834,300,000	USD	16,748,299	10/17	BOA	(297,513)
KRW	5,504,200,000	USD	4,849,088	01/18	GSC	(36,027)
KZT	3,096,552,000	USD	9,462,344	11/17	DUB	(430,426)
KZT	8,605,582,000	USD	26,208,987	11/17	GSC	(1,165,215)
KZT	869,000,000	USD	2,670,559	12/17	CIT	(153,561)
KZT	531,924,064	USD	1,602,181	12/17	SCB	(66,068)
KZT	677,506,000	USD	1,974,347	01/18	GSC	(28,749)
KZT	1,186,515,000	USD	3,440,670	02/18	CIT	(51,595)
KZT	2,582,494,000	USD	7,569,164	02/18	GSC	(174,235)
KZT	1,829,369,000	USD	5,306,364	02/18	SCB	(69,871)
KZT	502,854,000	USD	1,432,632	03/18	JPM	(2,953)
KZT	3,592,435,000	USD	10,388,423	03/18	SCB	(159,034)
KZT	579,471,000	USD	1,723,334	04/18	DUB	(78,161)
KZT	1,615,024,041	USD	4,736,141	04/18	GSC	(163,667)
KZT	2,764,278,667	USD	7,937,627	05/18	SCB	(152,487)
KZT	181,564,936	USD	523,242	07/18	DUB	(15,940)
KZT	883,646,538	USD	2,510,359	08/18	DUB	(61,485)
MAD	7,413,000	USD	730,345	06/18	BNP	24,909
MAD	10,815,000	USD	1,058,012	06/18	SCB	43,359
MAD	88,546,000	USD	8,766,931	07/18	SCB	209,164
NZD	4,000,000	USD	2,903,976	11/17	CIT	(16,517)
PEN	13,118,000	USD	4,011,621	11/17	CIT	2,202
PEN	14,080,000	USD	4,327,647	11/17	GSC	(19,474)
PEN	4,132,000	USD	1,270,212	12/17	DUB	(7,703)
PHP	248,900,000	USD	4,907,334	11/17	BNP	(24,708)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	564,400,000	USD	11,125,797	11/17	CIT	($54,379)
PHP	101,000,000	USD	1,992,700	11/17	JPM	(11,531)
PHP	159,500,000	USD	3,143,167	11/17	UBS	(14,489)
PLN	20,157,000	EUR	4,725,124	10/17	GSC	(68,880)
PLN	31,905,000	EUR	7,424,429	11/17	DUB	(54,952)
PLN	84,750,000	EUR	19,795,803	11/17	JPM	(216,896)
PLN	27,021,000	EUR	6,272,284	12/17	BNP	(33,489)
RSD	85,300,000	EUR	701,480	10/17	DUB	(20,602)
RSD	481,768,000	EUR	3,878,234	01/18	DUB	(168,236)
RSD	133,823,000	EUR	1,087,038	03/18	DUB	(31,704)
RSD	172,705,000	EUR	1,392,444	04/18	DUB	(31,997)
RSD	270,611,000	EUR	2,192,958	09/18	CIT	54,060
RSD	2,120,584,000	EUR	17,118,463	09/18	DUB	535,644
RSD	751,253,000	USD	7,561,663	10/17	DUB	-
RUB	1,109,427,000	USD	18,203,622	11/17	CSF	888,296
RUB	277,808,000	USD	4,475,721	02/18	BNP	231,861
RUB	462,491,000	USD	7,461,037	02/18	BOA	376,083
RUB	2,119,674,000	USD	34,172,613	02/18	CSF	1,740,437
RUB	1,022,880,000	USD	17,197,388	03/18	CSF	48,415
SEK	204,109,000	EUR	21,367,361	10/17	GSC	(193,608)
SEK	19,110,000	EUR	1,990,884	10/17	JPM	(6,649)
SEK	91,443,000	EUR	9,561,707	11/17	GSC	(73,357)
SEK	77,780,000	EUR	8,161,231	12/17	UBS	(94,901)
SGD	25,968,000	USD	19,228,434	12/17	GSC	(69,005)
THB	233,730,121	USD	7,027,069	11/17	DUB	(15,615)
THB	149,152,000	USD	4,182,614	11/17	DUB	291,692
THB	37,998,000	USD	1,142,110	11/17	JPM	(2,235)
THB	141,504,000	USD	4,250,008	11/17	SCB	(5,350)
THB	180,252,070	USD	5,423,562	03/18	CIT	(7,026)
THB	191,767,999	USD	5,776,127	03/18	DUB	(13,606)
THB	154,581,230	USD	4,546,507	03/18	JPM	98,564
UGX	11,273,243,000	USD	2,983,922	10/17	CIT	139,012
UGX	4,048,500,000	USD	1,091,828	11/17	CIT	16,473
UGX	3,677,640,000	USD	982,538	12/17	CIT	15,847
UGX	5,102,555,000	USD	1,364,320	01/18	CIT	5,971
UGX	2,157,000,000	USD	579,527	02/18	SCB	(7,504)
UGX	7,394,805,000	USD	1,980,928	03/18	CIT	(36,943)
USD	66,662,955	AED	250,929,000	02/18	BNP	(1,628,627)
USD	3,787,162	AED	14,000,000	05/19	SCB	(12,405)
USD	2,726,094	AED	10,092,000	07/19	BNP	(11,773)
USD	2,909,994	AED	10,776,000	07/19	SCB	(13,436)
USD	2,360,487	AUD	2,930,000	11/17	CIT	62,991
USD	5,950,521	BHD	2,285,000	09/19	BOA	(21,678)
USD	4,169,483	BHD	1,604,000	09/19	SCB	(22,142)
USD	2,500,325	BHD	961,000	10/19	SCB	(10,452)
USD	9,670,235	CLP	6,296,000,000	11/17	SCB	(159,395)
USD	4,563,655	CNH	31,812,328	10/17	BNP	(224,005)
USD	5,973,626	CNH	41,675,000	10/17	JPM	(298,337)
USD	143,400	CNH	1,000,000	10/17	SCB	(7,139)
USD	11,902,547	COP	35,016,694,567	10/17	CIT	(21,622)
USD	7,853,914	COP	23,129,777,433	10/17	DUB	(22,426)
USD	2,075,956	COP	6,097,083,000	10/17	SCB	(272)
USD	1,719,372	COP	5,105,675,000	11/17	SCB	(10,305)
USD	26,284,519	EUR	22,467,321	10/17	DUB	(292,354)
USD	64,669,208	EUR	55,190,395	10/17	GSC	(619,646)
USD	1,447,837	EUR	1,207,343	10/17	GSC	19,581
USD	185,503	EUR	157,545	10/17	SCB	(938)
USD	56,316,603	EUR	47,371,175	10/17	SCB	259,721
USD	24,368,834	EUR	20,450,000	11/17	DUB	141,285
USD	42,545,205	EUR	36,059,000	11/17	GSC	(167,483)
USD	1,860,128	EUR	1,570,272	11/17	GSC	576
USD	1,472,782	EUR	1,247,000	11/17	SCB	(3,945)
USD	42,547,259	EUR	35,919,728	11/17	SCB	22,274
USD	150,650,853	EUR	126,139,954	12/17	JPM	1,033,811
USD	54,740,702	EUR	45,518,987	12/17	SCB	711,343
USD	35,875,354	EUR	30,115,216	01/18	SCB	77,138
USD	876,037	EUR	763,032	06/18	BNP	(39,026)
USD	5,422,676	EUR	4,664,619	06/18	DUB	(171,347)
USD	648,428	EUR	566,085	06/18	SCB	(30,614)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	41,903,691	GBP	32,486,000	11/17	DUB	($1,687,223)
USD	20,764,303	GBP	15,690,000	12/17	DUB	(304,560)
USD	2,134,613	IDR	28,924,000,000	10/17	JPM	(12,837)
USD	5,466,975	INR	360,875,000	11/17	DUB	(21,201)
USD	13,359,264	INR	882,435,000	11/17	GSC	(60,780)
USD	6,913,879	INR	456,800,000	11/17	JPM	(33,121)
USD	6,912,386	INR	457,600,000	11/17	SCB	(46,780)
USD	7,501,898	INR	494,000,000	11/17	UBS	(10,838)
USD	3,295,762	JPY	359,889,000	11/17	GSC	92,042
USD	7,552,257	JPY	843,285,000	12/17	SCB	28,539
USD	15,751,468	KRW	17,620,800,000	11/17	GSC	359,742
USD	8,266,892	KRW	9,286,200,000	11/17	UBS	155,390
USD	2,734,231	KRW	3,108,000,000	01/18	BNP	17,156
USD	14,889,914	KRW	17,082,454,000	01/18	SCB	(43,903)
USD	7,677,615	KRW	8,602,000,000	02/18	BNP	154,738
USD	17,947,612	NZD	24,782,023	10/17	DUB	50,031
USD	17,428,139	NZD	24,035,000	10/17	MSC	70,058
USD	1,797,960	NZD	2,400,000	11/17	BNP	65,485
USD	10,477,600	NZD	14,000,000	11/17	CIT	371,494
USD	17,296,092	NZD	24,022,017	11/17	JPM	(35,679)
USD	19,303,772	NZD	26,800,000	11/17	UBS	(32,301)
USD	10,168,267	NZD	13,981,708	12/17	BNP	82,961
USD	13,359,529	NZD	18,523,000	12/17	DUB	(1,509)
USD	9,791,087	NZD	13,582,000	12/17	GSC	(5,901)
USD	22,080,190	NZD	30,150,000	12/17	SCB	333,876
USD	18,370,012	OMR	7,596,000	01/19	BNP	(996,244)
USD	15,544,304	OMR	6,140,000	04/19	BNP	(52,137)
USD	7,784,191	OMR	3,102,000	05/19	BNP	(83,215)
USD	3,992,320	OMR	1,601,000	05/19	SCB	(62,613)
USD	11,279,478	OMR	4,496,000	06/19	SCB	(102,950)
USD	53,354,577	OMR	21,678,000	08/19	BNP	(1,305,717)
USD	3,703,817	SGD	5,018,671	03/18	GSC	(2,776)
USD	10,888,225	THB	382,882,121	11/17	DUB	(597,536)
USD	1,066,760	THB	37,998,000	11/17	JPM	(73,115)
USD	8,026,319	THB	283,008,000	11/17	SCB	(462,996)
USD	5,208,158	THB	180,252,070	03/18	CIT	(208,377)
USD	9,557,644	THB	330,354,728	03/18	DUB	(369,322)
USD	7,640,099	THB	263,483,865	03/18	JPM	(277,428)
UYU	313,279,000	USD	10,489,248	04/18	CIT	-
UYU	140,747,000	USD	4,662,040	06/18	CIT	-

Total Forward Foreign Currency Contracts						($6,003,167)

(h)	Purchased options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.90	11/02/17	BNP	$34,000,000	$965,600	$6,800
Call - CNH versus USD	7.12	03/08/18	BNP	4,700,000	118,440	6,580
Call - CNH versus USD	7.15	03/12/18	DUB	2,725,000	70,087	3,543
Call - CNH versus USD	7.06	03/27/18	BNP	46,900,000	1,034,731	112,560
Call - CNH versus USD	7.06	03/27/18	GSC	23,400,000	521,016	56,160
Call - EUR versus USD	$0.87	02/24/22	GSC	38,670,000	773,013	201,084
Call - EUR versus USD	0.88	02/28/22	BNP	38,644,000	730,372	224,135
Call - EUR versus USD	0.88	05/16/22	CIT	12,250,000	95,611	72,275

					4,308,870	683,137

Put - SEK versus EUR	SEK 9.52	01/16/18	UBS	EUR 19,544,000	381,105	184,793
Put - SEK versus EUR	9.53	01/16/18	DUB	15,372,000	288,610	152,612

					669,715	337,405

Total Foreign Currency Options					$4,978,585	$1,020,542

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.200%	10/18/17	DUB	$79,800,000	$470,820	$1
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.300%	11/15/17	GSC	98,760,000	385,164	197
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.200%	11/17/17	BOA	32,000,000	156,800	352

							$1,012,784	$550

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Notional Amount	Cost	Value
Call - FTSE 100	6,275.00	02/15/22	GSC	711	GBP 5,242,032	$1,011,458	$1,004,153

Total Purchased Options						$7,002,827	$2,025,245

(i)	Premiums received and value of written options outstanding as of September 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 7.12	03/08/18	BNP	$4,700,000	$47,000	($6,580)
Call - CNH versus USD	7.15	03/12/18	DUB	2,725,000	28,034	(3,543)
Call - CNH versus USD	7.06	03/27/18	BNP	46,900,000	750,040	(112,560)
Call - CNH versus USD	7.06	03/27/18	GSC	23,400,000	351,154	(56,160)

Total Written Options					$1,176,228	($178,843)

(j)	Swap agreements outstanding as of September 30, 2017 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	Q	1.000%	12/20/17	BNP	0.106%	$2,000,000	($4,670)	$139,006	($143,676)
China Government	Q	1.000%	12/20/17	BOA	0.133%	16,086,000	(36,564)	(128,626)	92,062
Thailand Government	Q	1.000%	12/20/17	BOA	0.118%	6,946,000	(16,033)	37,890	(53,923)
Croatia Government	Q	1.000%	12/20/17	DUB	0.106%	4,040,000	(9,433)	285,508	(294,941)
Croatia Government	Q	1.000%	12/20/17	GSC	0.106%	2,000,000	(4,670)	135,003	(139,673)
Lebanon Government	Q	5.000%	12/20/17	JPM	1.856%	2,500,000	(21,620)	(82,869)	61,249
Croatia Government	Q	1.000%	03/20/18	CIT	0.107%	23,998,000	(109,187)	2,087,266	(2,196,453)
Lebanon Government	Q	5.000%	03/20/18	JPM	1.868%	2,326,000	(37,982)	(98,960)	60,978
Bulgaria Government	Q	1.000%	06/20/18	BNP	0.105%	2,490,000	(16,983)	14,533	(31,516)
Croatia Government	Q	1.000%	06/20/18	BNP	0.107%	5,040,000	(34,292)	410,400	(444,692)
Croatia Government	Q	1.000%	06/20/18	CIT	0.107%	15,660,000	(106,550)	1,471,849	(1,578,399)
Bulgaria Government	Q	1.000%	12/20/18	BNP	0.139%	3,000,000	(32,606)	32,623	(65,229)
Lebanon Government	Q	5.000%	12/20/18	GSC	2.150%	7,382,000	(265,399)	(413,485)	148,086
Poland Government	Q	1.000%	09/20/19	BOA	0.146%	5,360,000	(91,562)	(91,861)	299
Croatia Government	Q	1.000%	03/20/20	BNP	0.307%	4,255,000	(73,319)	327,874	(401,193)
Croatia Government	Q	1.000%	06/20/20	CIT	0.379%	282,000	(4,790)	21,106	(25,896)
Qatar Government	Q	1.000%	12/20/20	GSC	0.673%	22,380,000	(236,714)	338,571	(575,285)
Qatar Government	Q	1.000%	06/20/21	CIT	0.760%	7,993,760	(71,421)	48,981	(120,402)
Qatar Government	Q	1.000%	06/20/21	GSC	0.760%	8,006,000	(71,531)	44,716	(116,247)
Oman Government	Q	1.000%	06/20/22	BOA	1.750%	7,260,000	238,750	354,529	(115,779)
Oman Government	Q	1.000%	12/20/22	BOA	1.976%	5,808,000	271,971	327,685	(55,714)
Spain Government	Q	1.000%	12/20/22	BOA	0.387%	20,000,000	(615,909)	4,238,614	(4,854,523)
Qatar Government	Q	1.000%	12/20/22	GSC	0.971%	4,650,000	(8,031)	(41,238)	33,207
South Africa Government	Q	1.000%	12/20/22	JPM	1.847%	6,750,000	273,615	631,672	(358,057)
South Africa Government	Q	1.000%	03/20/23	BNP	1.942%	50,000,000	2,347,134	4,657,747	(2,310,613)
Qatar Government	Q	1.000%	12/20/23	GSC	1.130%	18,011,000	128,880	36,676	92,204
Qatar Government	Q	1.000%	09/20/24	GSC	1.219%	2,390,000	32,369	(2,072)	34,441
South Africa Government	Q	1.000%	12/20/25	BNP	2.600%	23,341,000	2,580,630	4,299,915	(1,719,285)

							4,004,083	19,083,053	(15,078,970)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
South Africa Government	Q	1.000%	06/20/21	ICE	1.324%	$17,160,000	$191,317	$1,701,512	($1,510,195)
Chile Government	Q	1.000%	12/20/22	ICE	0.587%	30,900,000	(639,725)	(643,547)	3,822
Colombia Government	Q	1.000%	12/20/22	ICE	1.221%	26,980,000	280,219	349,669	(69,450)
Malaysia Government	Q	1.000%	12/20/22	ICE	0.694%	76,000,000	(1,156,925)	(1,021,227)	(135,698)
Mexico Government	Q	1.000%	12/20/22	ICE	1.103%	65,500,000	306,432	450,294	(143,862)
Qatar Government	Q	1.000%	12/20/22	ICE	0.971%	17,931,200	(30,953)	(1,321)	(29,632)
Russian Government	Q	1.000%	12/20/22	ICE	1.427%	65,481,000	1,321,321	1,520,179	(198,858)
South Africa Government	Q	1.000%	06/20/27	ICE	2.845%	2,200,000	303,484	302,627	857
Colombia Government	Q	1.000%	12/20/27	ICE	2.257%	25,900,000	2,615,431	2,853,810	(238,379)

							3,190,601	5,511,996	(2,321,395)

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$7,194,684	$24,595,049	($17,400,365)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	09/20/18	MSC	0.489%	$51,681,775	$273,914	($1,073,130)	$1,347,044
Turkey Government	Q	1.000%	06/20/20	BNP	1.024%	4,153,000	(1,363)	(209,756)	208,393
Turkey Government	Q	1.000%	06/20/20	GSC	1.024%	5,310,000	(1,742)	(224,746)	223,004
Turkey Government	Q	1.000%	12/20/22	BNP	1.847%	10,543,000	(427,093)	(392,685)	(34,408)
Turkey Government	Q	1.000%	12/20/26	BNP	2.732%	25,035,678	(3,253,902)	(4,254,172)	1,000,270
Turkey Government	Q	1.000%	12/20/26	GSC	2.732%	5,109,322	(664,062)	(873,389)	209,327
Turkey Government	Q	1.000%	12/20/27	GSC	2.841%	19,889,000	(2,946,364)	(2,941,270)	(5,094)

							($7,020,612)	($9,969,148)	$2,948,536

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange		Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSNR 28 5Y	Q	1.000%	12/20/22	ICE	EUR	66,810,000	($1,668,739)	($1,776,630)	$107,891

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 28 5Y	Q	1.000%	12/20/22	ICE	$1,000,000	($39,907)	($44,100)	$4,193

Total Credit Default Swaps						($1,534,574)	$12,805,171	($14,339,745)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Payment Frequency	Floating Rate Index	Counter- party	Fixed rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW 9,485,800,000	$8,366,379	S	6-Month USD-LIBOR	BNP	1.095%	03/02/20	$78,131	$-	$78,131
7,239,100,000	6,254,083	S	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(86,692)	-	(86,692)
9,348,500,000	8,394,093	S	6-Month USD-LIBOR	BNP	1.230%	03/31/20	197,429	-	197,429
5,504,200,000	4,850,026	S	6-Month USD-LIBOR	BNP	1.180%	04/20/20	36,116	-	36,116

							$224,984	$-	$224,984

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day INR-MIBOR	S/S	BOA	6.120%	06/14/22	INR 3,050,500,000	($152,799)	$-	($152,799)
1-Day INR-MIBOR	S/S	BOA	6.093%	06/15/22	1,255,800,000	(84,402)	-	(84,402)
1-Day INR-MIBOR	S/S	GSC	6.100%	06/15/22	890,414,000	(55,409)	-	(55,409)
1-Day INR-MIBOR	S/S	GSC	6.120%	06/19/22	621,400,000	(32,853)	-	(32,853)
1-Day INR-MIBOR	S/S	SCB	6.130%	06/19/22	486,700,000	(22,501)	-	(22,501)
1-Day INR-MIBOR	S/S	JPM	6.160%	06/21/22	164,052,000	(4,733)	-	(4,733)
1-Day INR-MIBOR	S/S	CIT	6.120%	06/29/22	921,000,000	(45,374)	-	(45,374)
1-Day INR-MIBOR	S/S	CIT	6.135%	06/29/22	454,400,000	(17,869)	-	(17,869)
1-Day INR-MIBOR	S/S	BOA	6.150%	06/29/22	849,600,000	(24,965)	-	(24,965)
1-Day INR-MIBOR	S/S	GSC	6.155%	06/29/22	853,000,000	(22,238)	-	(22,238)
1-Day INR-MIBOR	S/S	SCB	6.095%	08/21/22	81,400,000	(6,214)	-	(6,214)
1-Day INR-MIBOR	S/S	DUB	6.100%	08/21/22	125,600,000	(9,267)	-	(9,267)

						(478,624)	-	(478,624)

		Exchange
28-Day MXN-TIIE	L/L	CME	6.827%	06/28/19	MXN 1,588,740,000	(362,901)	-	(362,901)
28-Day MXN-TIIE	L/L	CME	6.826%	07/01/19	1,571,700,000	(362,442)	-	(362,442)
28-Day MXN-TIIE	L/L	CME	7.005%	08/19/19	368,790,000	(3,866)	-	(3,866)
28-Day MXN-TIIE	L/L	CME	7.035%	08/19/19	368,790,000	(3,646)	-	(3,646)
28-Day MXN-TIIE	L/L	CME	6.998%	08/21/19	372,740,000	(16,557)	-	(16,557)
28-Day MXN-TIIE	L/L	CME	7.005%	08/22/19	312,150,000	(11,442)	-	(11,442)
28-Day MXN-TIIE	L/L	CME	7.030%	08/23/19	871,530,000	(8,967)	-	(8,967)
3-Month USD-LIBOR	S/Q	LCH	1.744%	07/31/20	17,530,000	(32,698)	-	(32,698)
3-Month USD-LIBOR	A/Q	LCH	1.750%	07/31/20	4,127,000	(7,612)	-	(7,612)
3-Month USD-LIBOR	S/Q	LCH	1.739%	08/12/20	10,407,000	(23,423)	-	(23,423)
3-Month USD-LIBOR	S/Q	LCH	1.621%	08/14/20	11,070,000	(62,688)	-	(62,688)
3-Month USD-LIBOR	S/Q	LCH	1.680%	08/17/20	10,999,000	(44,681)	-	(44,681)
3-Month USD-LIBOR	S/Q	LCH	1.689%	08/17/20	11,737,000	(44,584)	-	(44,584)
3-Month USD-LIBOR	S/Q	LCH	1.698%	08/19/20	16,954,000	(61,373)	-	(61,373)
3-Month USD-LIBOR	S/Q	LCH	1.550%	08/22/20	12,000,000	(96,019)	-	(96,019)
3-Month USD-LIBOR	S/Q	LCH	1.560%	08/22/20	5,826,000	(44,907)	-	(44,907)
3-Month USD-LIBOR	S/Q	LCH	1.566%	09/17/20	19,927,000	(160,669)	-	(160,669)
3-Month USD-LIBOR	S/Q	LCH	1.649%	09/18/20	14,457,000	(81,887)	-	(81,887)
3-Month USD-LIBOR	S/Q	LCH	1.545%	09/23/20	780,000	(6,888)	-	(6,888)
3-Month USD-LIBOR	S/Q	LCH	1.424%	10/28/20	5,660,000	(52,946)	-	(52,946)
3-Month USD-LIBOR	S/Q	LCH	1.426%	10/28/20	5,660,000	(52,462)	-	(52,462)
3-Month USD-LIBOR	S/Q	LCH	1.531%	11/05/20	11,670,000	(67,360)	-	(67,360)
3-Month USD-LIBOR	S/Q	LCH	1.540%	11/05/20	5,835,000	(31,935)	-	(31,935)
3-Month USD-LIBOR	S/Q	LCH	1.555%	11/09/20	5,647,000	(28,881)	-	(28,881)
3-Month USD-LIBOR	S/Q	LCH	1.668%	11/12/20	7,717,000	(9,683)	-	(9,683)
3-Month USD-LIBOR	S/Q	LCH	1.114%	02/23/21	3,447,000	(88,729)	-	(88,729)
3-Month USD-LIBOR	S/Q	LCH	1.168%	02/25/21	6,686,000	(160,142)	-	(160,142)
3-Month USD-LIBOR	S/Q	LCH	1.170%	02/25/21	3,343,000	(79,843)	-	(79,843)
3-Month USD-LIBOR	S/Q	LCH	1.272%	03/07/21	8,384,000	(172,118)	-	(172,118)
3-Month USD-LIBOR	S/Q	LCH	0.959%	06/29/21	4,054,000	(129,623)	-	(129,623)
3-Month USD-LIBOR	S/Q	LCH	1.199%	09/01/21	14,410,000	(394,278)	-	(394,278)
3-Month USD-LIBOR	S/Q	LCH	1.212%	09/02/21	12,309,000	(330,919)	-	(330,919)
6-Month PLN-WIBOR	A/S	LCH	2.410%	12/13/21	PLN 11,352,000	53,246	-	53,246
3-Month USD-LIBOR	S/Q	LCH	1.963%	01/06/22	$8,810,000	19,765	(2,381)	22,146
6-Month PLN-WIBOR	A/S	LCH	2.460%	01/12/22	PLN 24,187,000	120,725	-	120,725
6-Month PLN-WIBOR	A/S	LCH	2.435%	01/13/22	25,016,000	116,478	-	116,478
3-Month USD-LIBOR	S/Q	LCH	1.882%	05/17/22	$5,500,000	8,147	-	8,147
3-Month USD-LIBOR	S/Q	LCH	2.100%	07/27/22	7,045,000	46,433	(3,588)	50,021
3-Month USD-LIBOR	S/Q	LCH	2.058%	07/30/22	7,351,000	32,914	-	32,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month NZD Bank Bills	S/Q	LCH	4.053%	06/16/25	NZD 7,820,000	$447,328	$-	$447,328
3-Month NZD Bank Bills	S/Q	LCH	3.805%	07/20/25	8,124,000	319,146	-	319,146
6-Month PLN-WIBOR	A/S	LCH	2.226%	07/28/26	PLN 17,620,000	(226,518)	-	(226,518)
6-Month PLN-WIBOR	A/S	LCH	2.220%	08/01/26	12,713,000	(165,828)	-	(165,828)
6-Month PLN-WIBOR	A/S	LCH	2.280%	09/21/26	4,602,000	(56,654)	-	(56,654)
6-Month PLN-WIBOR	A/S	LCH	2.300%	09/21/26	17,028,000	(202,207)	-	(202,207)
6-Month PLN-WIBOR	A/S	LCH	2.490%	10/13/26	4,867,000	(17,596)	-	(17,596)
6-Month PLN-WIBOR	A/S	LCH	2.460%	10/19/26	7,421,000	(33,100)	-	(33,100)
6-Month PLN-WIBOR	A/S	LCH	2.470%	10/19/26	4,947,000	(20,854)	-	(20,854)
6-Month PLN-WIBOR	A/S	LCH	2.430%	10/20/26	5,430,000	(28,276)	-	(28,276)
6-Month PLN-WIBOR	A/S	LCH	2.443%	10/20/26	7,421,000	(36,283)	-	(36,283)
6-Month PLN-WIBOR	A/S	LCH	2.460%	10/28/26	12,621,000	(57,803)	-	(57,803)
6-Month PLN-WIBOR	A/S	LCH	2.470%	10/28/26	5,048,000	(21,885)	-	(21,885)
6-Month PLN-WIBOR	A/S	LCH	2.500%	10/31/26	7,573,000	(27,391)	-	(27,391)
6-Month PLN-WIBOR	A/S	LCH	2.560%	11/02/26	5,048,000	(11,046)	-	(11,046)
6-Month PLN-WIBOR	A/S	LCH	2.514%	11/04/26	27,767,000	(93,394)	-	(93,394)
6-Month PLN-WIBOR	A/S	LCH	2.540%	11/07/26	5,048,000	(13,887)	-	(13,887)
6-Month PLN-WIBOR	A/S	LCH	2.500%	11/08/26	5,049,000	(18,852)	-	(18,852)
6-Month PLN-WIBOR	A/S	LCH	2.516%	11/10/26	13,952,000	(46,785)	-	(46,785)
6-Month PLN-WIBOR	A/S	LCH	3.000%	02/08/27	17,586,000	127,938	-	127,938
3-Month USD-LIBOR	S/Q	LCH	2.225%	05/16/27	$5,900,000	18,634	(343)	18,977
6-Month AUD Bank Bills	S/S	LCH	2.660%	06/15/27	AUD 71,400,000	(1,381,309)	-	(1,381,309)
Eurostat Eurozone HICP	Z/Z	LCH	1.772%	08/15/42	EUR 4,672,000	(105,283)	-	(105,283)
Eurostat Eurozone HICP	Z/Z	LCH	1.775%	08/15/42	4,684,000	(96,169)	-	(96,169)
Eurostat Eurozone HICP	Z/Z	LCH	1.793%	08/15/42	4,573,000	(69,060)	-	(69,060)
Eurostat Eurozone HICP	Z/Z	LCH	1.895%	08/04/47	1,231,000	(2,274)	-	(2,274)
Eurostat Eurozone HICP	Z/Z	LCH	1.885%	08/07/47	1,231,000	(7,000)	-	(7,000)

						(4,464,869)	(6,312)	(4,458,557)

Total Interest Rate Swaps – Pay Floating Rate						($4,943,493)	($6,312)	($4,937,181)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	Q/A	DUB	3.025%	08/02/20	SAR 64,450,000	($279,479)	$-	($279,479)
3-Month SAR-SAIBOR	Q/A	GSC	2.160%	08/03/20	39,120,000	95,173	-	95,173
3-Month SAR-SAIBOR	Q/A	GSC	2.350%	08/12/20	38,879,000	40,044	-	40,044
3-Month SAR-SAIBOR	Q/A	GSC	2.395%	08/17/20	43,204,000	27,627	-	27,627
3-Month SAR-SAIBOR	Q/A	GSC	2.400%	08/17/20	40,793,000	24,498	-	24,498
3-Month SAR-SAIBOR	Q/A	GSC	2.458%	08/19/20	37,907,000	9,057	-	9,057
3-Month SAR-SAIBOR	Q/A	GSC	3.410%	08/22/20	98,174,000	(700,609)	-	(700,609)
3-Month SAR-SAIBOR	Q/A	GSC	2.260%	09/17/20	75,022,000	153,204	-	153,204
3-Month SAR-SAIBOR	Q/A	GSC	2.338%	09/21/20	75,021,000	110,131	-	110,131
3-Month SAR-SAIBOR	Q/A	GSC	2.560%	11/05/20	45,180,000	(243,478)	-	(243,478)
3-Month SAR-SAIBOR	Q/A	DUB	3.090%	11/12/20	111,080,000	(1,212,030)	-	(1,212,030)
3-Month SAR-SAIBOR	Q/A	GSC	2.645%	02/23/21	16,712,000	(64,864)	-	(64,864)
3-Month SAR-SAIBOR	Q/A	DUB	2.637%	02/25/21	40,110,000	(135,131)	-	(135,131)
3-Month SAR-SAIBOR	Q/A	DUB	2.760%	03/07/21	33,426,000	(166,802)	-	(166,802)
3-Month AED-EIBOR	Q/A	GSC	2.500%	06/13/21	AED 6,700,000	(8,711)	-	(8,711)
3-Month AED-EIBOR	Q/A	GSC	2.505%	06/15/21	6,700,000	(8,883)	-	(8,883)
3-Month AED-EIBOR	Q/A	GSC	2.520%	06/21/21	6,699,000	(11,699)	-	(11,699)
3-Month AED-EIBOR	Q/A	GSC	2.785%	06/27/21	11,595,000	(52,071)	-	(52,071)
3-Month AED-EIBOR	Q/A	GSC	2.795%	06/27/21	11,595,000	(53,290)	-	(53,290)
3-Month ILS-TELBOR	Q/A	GSC	0.728%	09/01/21	ILS 53,687,000	(141,404)	-	(141,404)
3-Month ILS-TELBOR	Q/A	GSC	0.735%	09/02/21	47,100,000	(140,842)	-	(140,842)
3-Month KRW-KWCDC	Q/Q	BOA	1.310%	10/07/21	KRW 5,804,746,000	114,460	-	114,460
3-Month KRW-KWCDC	Q/Q	BNP	1.311%	10/07/21	16,405,905,000	322,750	-	322,750
3-Month KRW-KWCDC	Q/Q	CIT	1.403%	10/27/21	15,459,991,563	262,657	-	262,657
3-Month KRW-KWCDC	Q/Q	BOA	1.420%	10/27/21	7,152,008,437	116,953	-	116,953
3-Month ILS-TELBOR	Q/A	DUB	0.860%	05/19/22	ILS 7,500,000	(27,667)	-	(27,667)
3-Month AED-EIBOR	Q/A	GSC	2.880%	05/22/22	AED 13,000,000	(53,991)	-	(53,991)
3-Month SAR-SAIBOR	Q/A	GSC	2.640%	07/27/22	SAR 28,211,000	83,103	-	83,103
3-Month SAR-SAIBOR	Q/A	GSC	2.613%	07/30/22	28,073,000	96,076	-	96,076
3-Month KRW-KWCDC	Q/Q	BNP	1.830%	01/17/27	KRW 2,308,790,000	33,782	-	33,782
3-Month KRW-KWCDC	Q/Q	CIT	1.835%	01/17/27	3,415,210,000	48,674	-	48,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month KRW-KWCDC	Q/Q	BNP	1.920%	02/07/27	KRW 5,353,000,000	$47,231	$-	$47,231
3-Month KRW-KWCDC	Q/Q	BOA	1.915%	05/18/27	8,000,000,000	80,904	-	80,904
3-Month SAR-SAIBOR	Q/A	GSC	4.043%	05/22/27	SAR 32,000,000	(416,109)	-	(416,109)
US CPI Urban Consumers NSA	Z/Z	BOA	1.973%	06/23/27	$35,747,000	486,199	-	486,199
3-Month KRW-KWCDC	Q/Q	BNP	1.785%	01/17/37	KRW 3,101,000,000	135,034	-	135,034
3-Month KRW-KWCDC	Q/Q	BNP	1.845%	02/07/37	2,911,000,000	111,591	-	111,591
3-Month KRW-KWCDC	Q/Q	CIT	2.030%	07/12/37	1,717,700,000	15,938	-	15,938
3-Month KRW-KWCDC	Q/Q	GSC	2.030%	07/12/37	2,229,600,000	20,688	-	20,688
3-Month KRW-KWCDC	Q/Q	BNP	2.033%	07/12/37	2,122,700,000	18,782	-	18,782

						(1,262,504)	-	(1,262,504)

		Exchange
3-Month USD-LIBOR	Q/S	LCH	1.750%	09/20/19	$999,000	(493)	(1,530)	1,037
6-Month HUF-BUBOR	S/A	LCH	1.265%	12/13/21	HUF 777,626,000	(92,756)	-	(92,756)
6-Month HUF-BUBOR	S/A	LCH	1.460%	01/12/22	1,638,540,000	(246,342)	-	(246,342)
6-Month HUF-BUBOR	S/A	LCH	1.435%	01/13/22	1,507,460,000	(219,250)	-	(219,250)
3-Month USD-LIBOR	Q/S	LCH	1.841%	09/15/22	$12,628,000	90,662	-	90,662
6-Month EUR-LIBOR	S/A	LCH	0.250%	09/20/22	EUR 64,097,420	(40,305)	259,068	(299,373)
6-Month HUF-BUBOR	S/A	LCH	1.923%	07/28/26	HUF 1,248,200,000	(13,599)	-	(13,599)
6-Month HUF-BUBOR	S/A	LCH	1.940%	08/01/26	878,300,000	(12,669)	-	(12,669)
6-Month HUF-BUBOR	S/A	LCH	1.888%	09/21/26	851,505,000	17,929	-	17,929
6-Month HUF-BUBOR	S/A	LCH	1.930%	09/21/26	345,205,000	2,621	-	2,621
6-Month HUF-BUBOR	S/A	LCH	1.935%	09/21/26	336,574,000	2,016	-	2,016
6-Month HUF-BUBOR	S/A	LCH	2.140%	10/13/26	342,903,000	(44,685)	-	(44,685)
6-Month HUF-BUBOR	S/A	LCH	2.090%	10/19/26	872,217,000	(94,943)	-	(94,943)
6-Month HUF-BUBOR	S/A	LCH	2.040%	10/20/26	903,515,000	(81,780)	-	(81,780)
6-Month HUF-BUBOR	S/A	LCH	2.060%	10/28/26	872,673,000	(83,364)	-	(83,364)
6-Month HUF-BUBOR	S/A	LCH	2.075%	10/28/26	352,514,000	(35,193)	-	(35,193)
6-Month HUF-BUBOR	S/A	LCH	2.085%	11/02/26	528,197,000	(53,510)	-	(53,510)
6-Month HUF-BUBOR	S/A	LCH	2.180%	11/03/26	353,662,000	(47,721)	-	(47,721)
6-Month HUF-BUBOR	S/A	LCH	2.134%	11/04/26	1,907,248,000	(224,519)	-	(224,519)
6-Month HUF-BUBOR	S/A	LCH	2.150%	11/07/26	346,773,000	(42,304)	-	(42,304)
6-Month HUF-BUBOR	S/A	LCH	2.120%	11/08/26	344,476,000	(38,257)	-	(38,257)
6-Month HUF-BUBOR	S/A	LCH	2.145%	11/10/26	948,457,000	(113,099)	-	(113,099)
6-Month HUF-BUBOR	S/A	LCH	2.665%	02/08/27	1,444,400,000	(387,534)	-	(387,534)
3-Month NZD Bank Bills	Q/S	LCH	3.400%	04/28/27	NZD 9,100,000	(166,742)	-	(166,742)
3-Month NZD Bank Bills	Q/S	LCH	3.395%	05/08/27	6,620,000	(116,058)	-	(116,058)
3-Month NZD Bank Bills	Q/S	LCH	3.405%	05/08/27	6,818,000	(123,923)	-	(123,923)
3-Month NZD Bank Bills	Q/S	LCH	3.293%	05/18/27	36,300,000	(390,184)	-	(390,184)
US CPI Urban Consumers NSA	Z/Z	LCH	1.965%	06/23/27	$5,286,000	75,789	-	75,789
3-Month NZD Bank Bills	Q/S	LCH	3.169%	06/26/27	NZD 23,540,000	(33,677)	-	(33,677)
3-Month USD-LIBOR	Q/S	LCH	2.111%	09/05/27	$7,500,000	108,767	-	108,767
3-Month USD-LIBOR	Q/S	LCH	2.023%	09/13/27	8,763,000	199,857	-	199,857
3-Month USD-LIBOR	Q/S	LCH	2.175%	09/19/27	22,090,000	202,873	-	202,873
6-Month EUR-LIBOR	S/A	LCH	1.000%	09/20/27	EUR 24,139,000	(283,369)	(150,093)	(133,276)
3-Month USD-LIBOR	Q/S	LCH	2.272%	09/29/27	$4,344,934	2,483	(4,148)	6,631
Eurostat Eurozone HICP	Z/Z	LCH	1.569%	08/15/32	EUR 4,672,000	45,835	-	45,835
Eurostat Eurozone HICP	Z/Z	LCH	1.585%	08/15/32	4,684,000	37,568	-	37,568
Eurostat Eurozone HICP	Z/Z	LCH	1.601%	08/15/32	4,573,000	23,250	-	23,250
6-Month JPY-LIBOR	S/S	LCH	0.609%	12/19/46	JPY 163,630,000	121,755	-	121,755
6-Month JPY-LIBOR	S/S	LCH	0.618%	12/19/46	425,370,000	307,545	-	307,545
6-Month JPY-LIBOR	S/S	LCH	0.783%	12/19/46	471,350,000	148,422	-	148,422
6-Month JPY-LIBOR	S/S	LCH	0.813%	12/19/46	446,184,000	107,390	-	107,390
6-Month JPY-LIBOR	S/S	LCH	0.851%	06/19/47	400,000,000	(265)	-	(265)
6-Month JPY-LIBOR	S/S	LCH	0.853%	06/19/47	154,600,000	25,066	-	25,066
6-Month JPY-LIBOR	S/S	LCH	0.856%	06/19/47	154,600,000	23,902	-	23,902
US CPI Urban Consumers NSA	Z/Z	LCH	2.160%	08/04/47	$1,659,000	27,423	-	27,423
US CPI Urban Consumers NSA	Z/Z	LCH	2.148%	08/07/47	1,659,000	33,295	-	33,295
US CPI Urban Consumers NSA	Z/Z	LCH	2.133%	08/22/47	2,093,000	47,500	-	47,500
US CPI Urban Consumers NSA	Z/Z	LCH	2.146%	08/25/47	2,081,000	43,713	-	43,713
US CPI Urban Consumers NSA	Z/Z	LCH	2.149%	09/01/47	2,075,000	42,079	-	42,079
6-Month JPY-LIBOR	S/S	LCH	0.888%	09/18/47	JPY 595,000,000	61,391	-	61,391
6-Month JPY-LIBOR	S/S	LCH	0.892%	09/18/47	637,000,000	59,390	-	59,390
6-Month JPY-LIBOR	S/S	LCH	0.924%	09/18/47	665,000,000	9,460	-	9,460
6-Month JPY-LIBOR	S/S	LCH	0.946%	12/18/47	974,000,000	(12,675)	-	(12,675)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Floating Rate Index	Payment Frequency Fixed Rate/ Floating Rate	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6-Month JPY-LIBOR	S/S	LCH	0.946%	12/18/47	JPY 1,069,000,000	$-	$-	$-
6-Month JPY-LIBOR	S/S	LCH	0.953%	12/18/47	481,000,000	(13,779)	-	(13,779)

						(1,145,014)	103,297	(1,248,311)

Total Interest Rate Swaps – Receive Floating Rate						($2,407,518)	$103,297	($2,510,815)

Total Interest Rate Swaps						($7,351,011)	$96,985	($7,447,996)

Total Return Swaps

Receive Total Return	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Egypt Treasury Bills “	3-Month USD-LIBOR	Z	GSC	01/23/18	EGP 86,225,000	$1,370,303	$1,101,286	$269,017

Total Swap Agreements						($7,290,298)	$14,003,442	($21,293,740)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Cyprus	$3,964,456	$3,964,456	$-	$-
	Iceland	31,344,198	27,544,028	3,800,170	-
	Japan	10,709,336	-	10,709,336	-
	Singapore	6,374,089	-	6,374,089	-
	South Korea	16,790,791	254,155	16,536,636	-
	Vietnam	9,737,898	6,597,364	3,140,534	-

	Total Common Stocks	78,920,768	38,360,003	40,560,765	-

	Corporate Bonds & Notes	24,364,573	-	24,364,573	-
	Senior Loan Notes	39,584,317	-	1,138,000	38,446,317
	Mortgage-Backed Securities	1,042,719	-	1,042,719	-
	Foreign Government Bonds & Notes	719,414,834	-	719,414,834	-
	Short-Term Investments	150,756,451	-	150,756,451	-
	Derivatives:
	Credit Contracts
	Swaps	11,165,467	-	11,165,467	-
	Equity Contracts
	Purchased Options	1,004,153	-	1,004,153	-
	Foreign Currency Contracts
	Forward Volatility Agreements	57,640	-	57,640	-
	Forward Foreign Currency Contracts	13,157,131	-	13,157,131	-
	Purchased Options	1,020,542	-	1,020,542	-
	Swaps	311,676	-	311,676	-

	Total Foreign Currency Contracts	14,546,989	-	14,546,989	-

	Interest Rate Contracts
	Futures	308,526	308,526	-	-
	Purchased Options	550	-	550	-
	Swaps	7,003,594	-	7,003,594	-

	Total Interest Rate Contracts	7,312,670	308,526	7,004,144	-

	Total Asset - Derivatives	34,029,279	308,526	33,720,753	-

	Total Assets	1,048,112,941	38,668,529	970,998,095	38,446,317

Liabilities	Reverse Repurchase Agreements	(42,466,620)	-	(42,466,620)	-
	Derivatives:
	Credit Contracts
	Swaps	(12,700,041)	-	(12,700,041)	-
	Equity Contracts
	Futures	(3,614,378)	(3,614,378)	-	-
	Foreign Currency Contracts
	Forward Volatility Agreements	(230,839)	-	(230,839)	-
	Forward Foreign Currency Contracts	(19,160,298)	-	(19,160,298)	-
	Written Options	(178,843)	-	(178,843)	-
	Swaps	(86,692)	-	(86,692)	-

	Total Foreign Currency Contracts	(19,656,672)	-	(19,656,672)	-

	Interest Rate Contracts
	Swaps	(12,984,302)	-	(12,984,302)	-

	Total Liabilities - Derivatives	(48,955,393)	(3,614,378)	(45,341,015)	-

	Total Liabilities	(91,422,013)	(3,614,378)	(87,807,635)	-

	Total	$956,690,928	$35,054,151	$883,190,460	$38,446,317

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended September 30, 2017:

	Corporate Bonds & Notes	Senior Loan Notes	Total
Value, Beginning of Period	$2,641,202	$6,520,996	$9,162,198
Purchases	-	32,060,000	32,060,000
Sales (Includes Paydowns)	-	(744,444)	(744,444)
Accrued Discounts (Premiums)	-	70,167	70,167
Net Realized Gains (Losses)	-	48,909	48,909
Change in Net Unrealized Appreciation (Depreciation)	155,889	490,689	646,578
Transfers In	-	-	-
Transfers Out	(2,797,091)	-	(2,797,091)

Value, End of Period	$-	$38,446,317	$38,446,317

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$490,689	$490,689

Additional information about Level 3 fair value measurements as of September 30, 2017 was as follows:

	Value at 09/30/17	Valuation Technique	Unobservable Input	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$38,446,317	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	534.6 - 1,269.7 bps	878.0 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,202,151	$54,205,755
PD Aggregate Bond Index Portfolio ‘P’ *	18,167,788	221,802,528
PD High Yield Bond Market Portfolio ‘P’ *	3,227,145	48,964,051
PD Large-Cap Growth Index Portfolio ‘P’ *	1,767,500	57,281,548
PD Large-Cap Value Index Portfolio ‘P’ *	2,684,684	74,147,727
PD Small-Cap Growth Index Portfolio ‘P’ *	299,206	8,417,463
PD Small-Cap Value Index Portfolio ‘P’ *	789,459	19,788,785
PD Emerging Markets Portfolio ‘P’ *	924,544	16,075,512
PD International Large-Cap Portfolio ‘P’ *	2,361,982	43,737,957

Total Affiliated Mutual Funds (Cost $454,749,835)		544,421,326

TOTAL INVESTMENTS - 100.0% (Cost $454,749,835)		544,421,326

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(145,622)

NET ASSETS - 100.0%		$544,275,704

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	13,034,194	$135,814,656
PD Aggregate Bond Index Portfolio ‘P’ *	53,702,986	655,636,121
PD High Yield Bond Market Portfolio ‘P’ *	7,526,003	114,188,745
PD Large-Cap Growth Index Portfolio ‘P’ *	11,461,863	371,458,660
PD Large-Cap Value Index Portfolio ‘P’ *	15,090,442	416,779,729
PD Small-Cap Growth Index Portfolio ‘P’ *	2,557,991	71,963,177
PD Small-Cap Value Index Portfolio ‘P’ *	4,790,799	120,087,450
PD Emerging Markets Portfolio ‘P’ *	7,296,372	126,865,674
PD International Large-Cap Portfolio ‘P’ *	15,686,860	290,481,167

Total Affiliated Mutual Funds (Cost $1,812,973,646)		2,303,275,379

TOTAL INVESTMENTS - 100.0% (Cost $1,812,973,646)		2,303,275,379

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(552,343)

NET ASSETS - 100.0%		$2,302,723,036

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$544,421,326	$544,421,326	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,303,275,379	$2,303,275,379	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,400,916	$14,597,370
PD Aggregate Bond Index Portfolio ‘P’ *	8,948,222	109,244,905
PD High Yield Bond Market Portfolio ‘P’ *	1,448,159	21,972,277
PD Large-Cap Growth Index Portfolio ‘P’ *	4,782,002	154,976,224
PD Large-Cap Value Index Portfolio ‘P’ *	6,146,559	169,760,529
PD Small-Cap Growth Index Portfolio ‘P’ *	1,075,609	30,259,771
PD Small-Cap Value Index Portfolio ‘P’ *	2,123,286	53,222,855
PD Emerging Markets Portfolio ‘P’ *	3,134,888	54,507,874
PD International Large-Cap Portfolio ‘P’ *	6,954,910	128,787,427

Total Affiliated Mutual Funds (Cost $563,773,509)		737,329,232

TOTAL INVESTMENTS - 100.0% (Cost $563,773,509)		737,329,232

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(181,436)

NET ASSETS - 100.0%		$737,147,796

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,407,815	$46,920,711
Diversified Bond Portfolio ‘P’ *	32,681,321	432,292,331
Floating Rate Income Portfolio ‘P’ *	4,276,321	49,753,556
Floating Rate Loan Portfolio ‘P’ *	5,564,791	50,699,677
High Yield Bond Portfolio ‘P’ *	8,206,013	71,443,727
Inflation Managed Portfolio ‘P’ *	3,091,619	36,450,075
Inflation Strategy Portfolio ‘P’ *	1,453,140	14,943,386
Managed Bond Portfolio ‘P’ *	16,546,370	232,224,586
Short Duration Bond Portfolio ‘P’ *	37,966,658	387,490,335
Emerging Markets Debt Portfolio ‘P’ *	4,935,043	60,826,157
Comstock Portfolio ‘P’ *	1,686,855	28,315,891
Dividend Growth Portfolio ‘P’ *	408,682	8,477,528
Equity Index Portfolio ‘P’ *	403,561	24,534,918
Growth Portfolio ‘P’ *	296,936	8,474,348
Large-Cap Growth Portfolio ‘P’ *	705,664	8,456,587
Large-Cap Value Portfolio ‘P’ *	2,896,675	67,040,335
Main Street Core Portfolio ‘P’ *	336,574	14,162,387
Mid-Cap Equity Portfolio ‘P’ *	196,768	4,747,277
Mid-Cap Value Portfolio ‘P’ *	2,113,344	54,786,994
Value Advantage Portfolio ‘P’ *	2,118,070	34,022,053
Emerging Markets Portfolio ‘P’ *	1,009,955	18,515,780
International Large-Cap Portfolio ‘P’ *	2,651,397	26,343,412
International Value Portfolio ‘P’ *	1,902,424	26,494,402
Currency Strategies Portfolio ‘P’ *	4,928,701	56,084,443
Equity Long/Short Portfolio ‘P’ *	3,881,375	56,661,585
Global Absolute Return Portfolio ‘P’ *	4,706,959	56,386,535

Total Affiliated Mutual Funds (Cost $1,669,144,443)		1,876,549,016

TOTAL INVESTMENTS - 100.0% (Cost $1,669,144,443)		1,876,549,016

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(384,673)

NET ASSETS - 100.0%		$1,876,164,343

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$737,329,232	$737,329,232	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,876,549,016	$1,876,549,016	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,292,329	$45,691,367
Diversified Bond Portfolio ‘P’ *	44,861,889	593,410,868
Floating Rate Income Portfolio ‘P’ *	5,895,773	68,595,335
Floating Rate Loan Portfolio ‘P’ *	7,531,115	68,614,464
High Yield Bond Portfolio ‘P’ *	11,233,397	97,800,930
Inflation Managed Portfolio ‘P’ *	4,237,496	49,959,917
Inflation Strategy Portfolio ‘P’ *	2,206,836	22,694,034
Managed Bond Portfolio ‘P’ *	22,726,352	318,959,242
Short Duration Bond Portfolio ‘P’ *	34,299,091	350,058,889
Emerging Markets Debt Portfolio ‘P’ *	3,197,212	39,406,777
Comstock Portfolio ‘P’ *	3,396,409	57,012,800
Developing Growth Portfolio ‘P’ *	750,985	12,454,421
Dividend Growth Portfolio ‘P’ *	1,328,013	27,547,756
Equity Index Portfolio ‘P’ *	1,210,864	73,615,805
Growth Portfolio ‘P’ *	1,605,542	45,821,120
Large-Cap Growth Portfolio ‘P’ *	3,814,134	45,708,094
Large-Cap Value Portfolio ‘P’ *	5,639,943	130,530,227
Long/Short Large-Cap Portfolio ‘P’ *	1,721,145	30,732,048
Main Street Core Portfolio ‘P’ *	1,497,307	63,003,763
Mid-Cap Equity Portfolio ‘P’ *	1,282,779	30,948,651
Mid-Cap Value Portfolio ‘P’ *	5,585,015	144,787,661
Small-Cap Equity Portfolio ‘P’ *	708,609	18,642,850
Small-Cap Growth Portfolio ‘P’ *	1,513,955	18,675,869
Small-Cap Index Portfolio ‘P’ *	338,947	7,784,212
Small-Cap Value Portfolio ‘P’ *	872,359	21,839,771
Value Advantage Portfolio ‘P’ *	5,944,535	95,485,648
Emerging Markets Portfolio ‘P’ *	5,007,687	91,807,273
International Large-Cap Portfolio ‘P’ *	5,838,643	58,010,847
International Small-Cap Portfolio ‘P’ *	3,868,333	58,565,584
International Value Portfolio ‘P’ *	4,195,765	58,432,962
Currency Strategies Portfolio ‘P’ *	8,639,218	98,306,975
Equity Long/Short Portfolio ‘P’ *	7,148,623	104,357,951
Global Absolute Return Portfolio ‘P’ *	8,386,928	100,470,362

Total Affiliated Mutual Funds (Cost $2,544,718,208)		3,049,734,473

TOTAL INVESTMENTS - 100.0% (Cost $2,544,718,208)		3,049,734,473

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(615,675)

NET ASSETS - 100.0%		$3,049,118,798

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	17,168,266	$182,754,305
Diversified Bond Portfolio ‘P’ *	118,013,195	1,561,020,128
Floating Rate Income Portfolio ‘P’ *	23,606,310	274,651,463
Floating Rate Loan Portfolio ‘P’ *	30,165,369	274,830,552
High Yield Bond Portfolio ‘P’ *	32,401,723	282,097,991
Inflation Managed Portfolio ‘P’ *	16,956,420	199,915,559
Inflation Strategy Portfolio ‘P’ *	8,827,621	90,778,996
Managed Bond Portfolio ‘P’ *	62,324,593	874,711,633
Short Duration Bond Portfolio ‘P’ *	77,467,702	790,640,710
Emerging Markets Debt Portfolio ‘P’ *	9,861,642	121,548,246
Comstock Portfolio ‘P’ *	15,180,134	254,816,791
Developing Growth Portfolio ‘P’ *	3,029,486	50,241,369
Dividend Growth Portfolio ‘P’ *	8,885,665	184,320,570
Equity Index Portfolio ‘P’ *	5,877,542	357,331,546
Growth Portfolio ‘P’ *	7,942,167	226,664,292
Large-Cap Growth Portfolio ‘P’ *	18,864,521	226,070,004
Large-Cap Value Portfolio ‘P’ *	25,331,376	586,266,664
Long/Short Large-Cap Portfolio ‘P’ *	17,294,904	308,810,539
Main Street Core Portfolio ‘P’ *	7,338,253	308,779,300
Mid-Cap Equity Portfolio ‘P’ *	6,717,248	162,062,022
Mid-Cap Growth Portfolio ‘P’ *	2,293,178	30,853,463
Mid-Cap Value Portfolio ‘P’ *	23,909,653	619,841,231
Small-Cap Equity Portfolio ‘P’ *	7,624,171	200,584,852
Small-Cap Growth Portfolio ‘P’ *	6,081,004	75,014,127
Small-Cap Index Portfolio ‘P’ *	5,474,104	125,717,610
Small-Cap Value Portfolio ‘P’ *	8,541,728	213,844,636
Value Advantage Portfolio ‘P’ *	31,617,771	507,868,698
Emerging Markets Portfolio ‘P’ *	33,004,472	605,079,855
International Large-Cap Portfolio ‘P’ *	37,652,075	374,098,707
International Small-Cap Portfolio ‘P’ *	22,901,228	346,718,772
International Value Portfolio ‘P’ *	27,097,423	377,376,377
Real Estate Portfolio ‘P’ *	5,000,172	121,405,067
Currency Strategies Portfolio ‘P’ *	38,128,484	433,869,812
Equity Long/Short Portfolio ‘P’ *	31,025,228	452,916,484
Global Absolute Return Portfolio ‘P’ *	37,274,578	446,527,042

Total Affiliated Mutual Funds (Cost $9,738,996,169)		12,250,029,413

TOTAL INVESTMENTS - 100.0% (Cost $9,738,996,169)		12,250,029,413

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,399,845)

NET ASSETS - 100.0%		$12,247,629,568

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,049,734,473	$3,049,734,473	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,250,029,413	$12,250,029,413	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,645,646	$102,676,836
Diversified Bond Portfolio ‘P’ *	62,310,027	824,206,188
Floating Rate Income Portfolio ‘P’ *	12,821,142	149,169,671
Floating Rate Loan Portfolio ‘P’ *	16,950,577	154,433,263
High Yield Bond Portfolio ‘P’ *	8,333,373	72,552,550
Inflation Managed Portfolio ‘P’ *	6,927,052	81,669,691
Inflation Strategy Portfolio ‘P’ *	3,470,667	35,690,663
Managed Bond Portfolio ‘P’ *	32,817,578	460,587,322
Short Duration Bond Portfolio ‘P’ *	16,570,158	169,116,178
Emerging Markets Debt Portfolio ‘P’ *	8,331,038	102,683,003
Comstock Portfolio ‘P’ *	18,783,912	315,310,537
Developing Growth Portfolio ‘P’ *	2,559,139	42,441,081
Dividend Growth Portfolio ‘P’ *	8,515,423	176,640,409
Equity Index Portfolio ‘P’ *	5,826,404	354,222,563
Growth Portfolio ‘P’ *	9,798,084	279,630,951
Large-Cap Growth Portfolio ‘P’ *	23,270,191	278,866,989
Large-Cap Value Portfolio ‘P’ *	30,889,273	714,898,031
Long/Short Large-Cap Portfolio ‘P’ *	17,548,618	313,340,759
Main Street Core Portfolio ‘P’ *	7,569,040	318,490,360
Mid-Cap Equity Portfolio ‘P’ *	9,171,028	221,262,544
Mid-Cap Growth Portfolio ‘P’ *	5,816,434	78,256,950
Mid-Cap Value Portfolio ‘P’ *	27,087,542	702,225,805
Small-Cap Equity Portfolio ‘P’ *	6,442,260	169,489,866
Small-Cap Growth Portfolio ‘P’ *	5,136,635	63,364,566
Small-Cap Index Portfolio ‘P’ *	8,096,335	185,939,467
Small-Cap Value Portfolio ‘P’ *	7,217,509	180,692,440
Value Advantage Portfolio ‘P’ *	33,579,335	539,376,837
Emerging Markets Portfolio ‘P’ *	40,178,399	736,601,396
International Large-Cap Portfolio ‘P’ *	51,138,000	508,090,447
International Small-Cap Portfolio ‘P’ *	26,608,520	402,846,237
International Value Portfolio ‘P’ *	36,800,154	512,502,944
Real Estate Portfolio ‘P’ *	4,225,535	102,596,746
Currency Strategies Portfolio ‘P’ *	28,880,875	328,639,865
Equity Long/Short Portfolio ‘P’ *	24,296,629	354,690,188
Global Absolute Return Portfolio ‘P’ *	28,255,140	338,479,598

Total Affiliated Mutual Funds (Cost $7,992,918,929)		10,371,682,941

TOTAL INVESTMENTS - 100.0% (Cost $7,992,918,929)		10,371,682,941

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,026,084)

NET ASSETS - 100.0%		$10,369,656,857

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	5,280,893	$69,853,036
Floating Rate Income Portfolio ‘P’ *	1,650,790	19,206,383
Floating Rate Loan Portfolio ‘P’ *	2,233,710	20,350,881
High Yield Bond Portfolio ‘P’ *	524,135	4,563,261
Managed Bond Portfolio ‘P’ *	2,808,075	39,410,705
Comstock Portfolio ‘P’ *	5,181,799	86,982,723
Developing Growth Portfolio ‘P’ *	917,581	15,217,274
Dividend Growth Portfolio ‘P’ *	2,100,377	43,569,351
Equity Index Portfolio ‘P’ *	1,323,869	80,486,061
Growth Portfolio ‘P’ *	2,402,096	68,554,252
Large-Cap Growth Portfolio ‘P’ *	5,702,707	68,340,506
Large-Cap Value Portfolio ‘P’ *	8,603,561	199,119,896
Long/Short Large-Cap Portfolio ‘P’ *	4,518,265	80,676,235
Main Street Core Portfolio ‘P’ *	1,917,113	80,668,370
Mid-Cap Equity Portfolio ‘P’ *	3,277,997	79,085,796
Mid-Cap Growth Portfolio ‘P’ *	2,140,818	28,803,534
Mid-Cap Value Portfolio ‘P’ *	7,225,318	187,311,385
Small-Cap Equity Portfolio ‘P’ *	1,865,165	49,070,753
Small-Cap Growth Portfolio ‘P’ *	1,790,744	22,090,278
Small-Cap Index Portfolio ‘P’ *	2,297,040	52,753,548
Small-Cap Value Portfolio ‘P’ *	2,060,143	51,576,276
Value Advantage Portfolio ‘P’ *	7,474,191	120,056,147
Emerging Markets Portfolio ‘P’ *	10,470,083	191,950,850
International Large-Cap Portfolio ‘P’ *	14,625,527	145,314,456
International Small-Cap Portfolio ‘P’ *	6,260,535	94,782,912
International Value Portfolio ‘P’ *	10,528,149	146,621,865
Real Estate Portfolio ‘P’ *	931,475	22,616,373
Currency Strategies Portfolio ‘P’ *	6,326,455	71,989,691
Equity Long/Short Portfolio ‘P’ *	5,365,290	78,324,264
Global Absolute Return Portfolio ‘P’ *	6,210,400	74,396,865

Total Affiliated Mutual Funds (Cost $1,742,568,803)		2,293,743,927

TOTAL INVESTMENTS - 100.0% (Cost $1,742,568,803)		2,293,743,927

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(454,243)

NET ASSETS - 100.0%		$2,293,289,684

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,371,682,941	$10,371,682,941	$-	$-

Portfolio Optimization Aggressive-growth Portfolio
Assets	Affiliated Mutual Funds	$2,293,743,927	$2,293,743,927	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	739,902	$9,219,181
DFA Intermediate Term Extended Quality Portfolio ‘I’	1,389,420	15,047,423
DFA Large Cap International Portfolio ‘I’	398,829	9,232,894
DFA Short-Term Extended Quality Portfolio ‘I’	846,079	9,179,961
DFA US Core Equity 1 Portfolio ‘I’	778,809	16,775,537
DFA US Large Cap Growth Portfolio ‘I’	94,548	1,677,274
DFA US Large Company Portfolio ‘I’	813,976	15,945,793
DFA VA International Small Portfolio ‘I’	295,639	4,183,293
DFA VA US Targeted Value Portfolio ‘I’	126,970	2,582,561

Total Mutual Funds (Cost $79,321,067)		83,843,917

TOTAL INVESTMENTS - 100.0% (Cost $79,321,067)		83,843,917

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(34,531)

NET ASSETS - 100.0%		$83,809,386

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$83,843,917	$83,843,917	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.3%

Basic Materials - 1.9%

BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	$200,000	$213,866
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	150,000	163,185
Eastman Chemical Co 2.700% due 01/15/20	200,000	202,485
EI du Pont de Nemours & Co 2.200% due 05/01/20	350,000	352,324
4.625% due 01/15/20	200,000	211,969
5.750% due 03/15/19	100,000	105,379
LyondellBasell Industries NV 5.000% due 04/15/19	200,000	207,567
Monsanto Co 2.125% due 07/15/19	200,000	200,483
Newmont Mining Corp 5.125% due 10/01/19	200,000	210,539
Potash Corp of Saskatchewan Inc (Canada) 6.500% due 05/15/19	200,000	213,062
Praxair Inc 4.500% due 08/15/19	200,000	209,720
RPM International Inc 6.125% due 10/15/19	200,000	216,352
Southern Copper Corp (Peru) 5.375% due 04/16/20	150,000	161,043
The Dow Chemical Co 5.700% due 05/15/18	200,000	204,793
8.550% due 05/15/19	350,000	386,657
The Sherwin-Williams Co 2.250% due 05/15/20	400,000	401,768
Vale Overseas Ltd (Brazil) 4.625% due 09/15/20	200,000	212,250

		3,873,442

Communications - 8.5%

21st Century Fox America Inc 7.250% due 05/18/18	200,000	206,588
Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	400,000	403,514
Amazon.com Inc 1.900% due 08/21/20 ~	300,000	300,885
2.600% due 12/05/19	200,000	203,820
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	500,000	529,957
AT&T Inc 2.300% due 03/11/19	305,000	306,960
2.375% due 11/27/18	300,000	301,843
2.450% due 06/30/20	600,000	604,558
5.200% due 03/15/20	400,000	428,817
5.800% due 02/15/19	450,000	473,524
5.875% due 10/01/19	350,000	376,178
Baidu Inc (China) 2.750% due 06/09/19	400,000	405,039
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	200,000	201,373
CBS Corp 2.300% due 08/15/19	375,000	377,171
Charter Communications Operating LLC 3.579% due 07/23/20	500,000	513,530
Cisco Systems Inc 1.400% due 09/20/19	300,000	298,546
1.600% due 02/28/19	950,000	949,473
2.450% due 06/15/20	400,000	406,653
4.450% due 01/15/20	750,000	794,348
Comcast Corp 5.150% due 03/01/20	200,000	215,388
5.700% due 07/01/19	172,000	183,488

	Principal Amount	Value
Deutsche Telekom International Finance BV (Germany) 6.000% due 07/08/19	$250,000	$267,361
Discovery Communications LLC 2.200% due 09/20/19	270,000	270,994
5.050% due 06/01/20	24,000	25,636
eBay Inc 2.150% due 06/05/20	60,000	60,164
2.200% due 08/01/19	350,000	351,551
Expedia Inc 5.950% due 08/15/20	200,000	218,637
Historic TW Inc 6.875% due 06/15/18	250,000	258,647
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,793
NBCUniversal Media LLC 5.150% due 04/30/20	600,000	648,679
Omnicom Group Inc 4.450% due 08/15/20	200,000
		212,574
6.250% due 07/15/19	150,000	160,899
Orange SA (France) 1.625% due 11/03/19	200,000	198,708
2.750% due 02/06/19	200,000	202,446
5.375% due 07/08/19	250,000	264,622
Scripps Networks Interactive Inc 2.800% due 06/15/20	200,000	201,471
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	350,000	375,607
5.877% due 07/15/19	200,000	213,239
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	300,000	322,047
The Walt Disney Co 1.650% due 01/08/19	200,000	200,161
1.800% due 06/05/20	250,000	249,736
1.850% due 05/30/19	300,000	300,807
1.950% due 03/04/20	95,000	95,336
Thomson Reuters Corp (Canada) 6.500% due 07/15/18	300,000	311,142
Time Warner Cable LLC 5.000% due 02/01/20	600,000	634,598
8.250% due 04/01/19	350,000	380,646
8.750% due 02/14/19	200,000	217,301
Time Warner Inc 4.875% due 03/15/20	300,000	319,467
Verizon Communications Inc 2.625% due 02/21/20	550,000	559,290
4.500% due 09/15/20	500,000	536,911
Viacom Inc 5.625% due 09/15/19	200,000	213,351
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	470,000	496,092

		17,300,566

Consumer, Cyclical - 7.7%

American Honda Finance Corp 1.200% due 07/12/19	200,000	198,217
1.500% due 11/19/18	250,000	249,608
1.700% due 02/22/19	100,000	99,971
1.950% due 07/20/20	370,000	370,163
2.000% due 02/14/20	150,000	150,279
2.125% due 10/10/18	100,000	100,597
2.250% due 08/15/19	250,000	252,024
2.450% due 09/24/20	200,000	202,747
AutoZone Inc 1.625% due 04/21/19	200,000	198,962
Costco Wholesale Corp 1.700% due 12/15/19	250,000	250,131
1.750% due 02/15/20	200,000	199,528

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
CVS Health Corp 2.250% due 12/05/18	$350,000	$351,635
2.250% due 08/12/19	400,000	402,062
2.800% due 07/20/20	400,000	407,201
Delta Air Lines Inc 2.875% due 03/13/20	295,000	298,449
DR Horton Inc 3.750% due 03/01/19	150,000	152,847
Ford Motor Credit Co LLC 1.897% due 08/12/19	200,000	199,091
2.021% due 05/03/19	250,000	249,925
2.262% due 03/28/19	200,000	200,752
2.375% due 03/12/19	200,000	201,045
2.551% due 10/05/18	400,000	402,671
2.597% due 11/04/19	300,000	302,656
2.681% due 01/09/20	800,000	807,357
2.943% due 01/08/19	450,000	455,173
3.157% due 08/04/20	250,000	255,175
General Motors Co 3.500% due 10/02/18	300,000	304,936
General Motors Financial Co Inc 2.350% due 10/04/19	200,000	200,742
2.400% due 05/09/19	200,000	200,938
2.650% due 04/13/20	765,000	771,408
3.100% due 01/15/19	200,000	202,869
3.150% due 01/15/20	300,000	305,360
3.200% due 07/13/20	200,000	205,156
Lowe’s Cos Inc 1.150% due 04/15/19	200,000	198,515
Marriott International Inc 3.000% due 03/01/19	200,000	202,561
Mattel Inc 2.350% due 05/06/19	200,000	200,509
McDonald’s Corp 1.875% due 05/29/19	200,000	200,300
2.100% due 12/07/18	200,000	200,986
2.200% due 05/26/20	200,000	201,301
Newell Brands Inc 2.150% due 10/15/18	200,000	200,793
Nordstrom Inc 4.750% due 05/01/20	150,000	155,617
PACCAR Financial Corp 1.400% due 05/18/18	350,000	349,865
Ralph Lauren Corp 2.625% due 08/18/20	200,000	202,744
Target Corp 2.300% due 06/26/19	200,000	202,037
3.875% due 07/15/20	250,000	263,242
The Home Depot Inc 1.800% due 06/05/20	412,000	412,389
2.000% due 06/15/19	150,000	150,956
Toyota Motor Credit Corp 1.400% due 05/20/19	200,000	199,133
1.550% due 10/18/19	400,000	397,913
1.700% due 01/09/19	300,000	300,103
1.700% due 02/19/19	200,000	199,956
1.950% due 04/17/20	450,000	450,255
2.100% due 01/17/19	350,000	351,818
2.125% due 07/18/19	250,000	251,785
2.150% due 03/12/20	200,000	201,202
Wal-Mart Stores Inc 1.950% due 12/15/18	250,000	251,283
4.125% due 02/01/19	400,000	413,301
Walgreens Boots Alliance Inc 2.700% due 11/18/19	300,000	304,210
Whirlpool Corp 2.400% due 03/01/19	200,000	201,400

		15,813,849

	Principal Amount	Value
Consumer, Non-Cyclical - 15.7%

Abbott Laboratories 2.000% due 03/15/20	$450,000	$449,234
2.350% due 11/22/19	500,000	504,268
5.125% due 04/01/19	200,000	209,551
AbbVie Inc 2.000% due 11/06/18	400,000	401,400
2.500% due 05/14/20	700,000	708,715
Aetna Inc 2.200% due 03/15/19	200,000	201,028
Allergan Funding SCS 3.000% due 03/12/20	1,050,000	1,072,431
Altria Group Inc 2.625% due 01/14/20	200,000	203,125
9.250% due 08/06/19	200,000	226,543
9.700% due 11/10/18	200,000	217,325
Amgen Inc 1.900% due 05/10/19	200,000	200,165
2.125% due 05/01/20	200,000	200,490
2.200% due 05/22/19	200,000	200,989
2.200% due 05/11/20	350,000	351,254
5.700% due 02/01/19	200,000	210,132
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	1,260,000	1,263,564
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.000% due 04/15/20	400,000	429,828
5.375% due 01/15/20	700,000	753,545
6.875% due 11/15/19	250,000	275,360
7.750% due 01/15/19	200,000	214,863
Anthem Inc 7.000% due 02/15/19	450,000	480,018
AstraZeneca PLC (United Kingdom) 1.750% due 11/16/18	200,000	199,990
1.950% due 09/18/19	200,000	200,055
Automatic Data Processing Inc 2.250% due 09/15/20	250,000	252,690
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	500,000	501,834
Baxalta Inc 2.000% due 06/22/18	100,000	100,236
2.875% due 06/23/20	83,000	84,279
Becton Dickinson & Co 2.133% due 06/06/19	200,000	200,574
2.404% due 06/05/20	105,000	105,418
2.675% due 12/15/19	450,000	455,585
Boston Scientific Corp 2.650% due 10/01/18	200,000	201,833
2.850% due 05/15/20	100,000	101,715
6.000% due 01/15/20	200,000	217,191
Bristol-Myers Squibb Co 1.600% due 02/27/19	250,000	249,897
Bunge Ltd Finance Corp 8.500% due 06/15/19	150,000	165,726
Campbell Soup Co 4.500% due 02/15/19	200,000	206,957
Cardinal Health Inc 1.948% due 06/14/19	415,000	415,552
Celgene Corp 2.875% due 08/15/20	450,000	459,568
Coca-Cola Femsa SAB de CV (Mexico) 2.375% due 11/26/18	200,000	201,439
Colgate-Palmolive Co 1.500% due 11/01/18	200,000	199,948
Constellation Brands Inc 3.875% due 11/15/19	70,000	72,671
Ecolab Inc 2.000% due 01/14/19	100,000	100,428

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Edwards Lifesciences Corp 2.875% due 10/15/18	$200,000	$202,169
Eli Lilly & Co 1.950% due 03/15/19	200,000	201,002
Express Scripts Holding Co 2.250% due 06/15/19	350,000	351,499
General Mills Inc 2.200% due 10/21/19	350,000	352,356
Gilead Sciences Inc 1.850% due 09/20/19	225,000	225,240
2.350% due 02/01/20	250,000	252,823
2.550% due 09/01/20	450,000	458,142
Humana Inc 7.200% due 06/15/18	200,000	207,445
Johnson & Johnson 1.125% due 03/01/19	95,000	94,334
1.650% due 12/05/18	200,000	200,372
Kellogg Co 3.250% due 05/21/18	150,000	151,630
Kimberly-Clark Corp 1.900% due 05/22/19	200,000	200,519
7.500% due 11/01/18	50,000	53,084
Kraft Heinz Foods Co 2.000% due 07/02/18	300,000	300,665
2.800% due 07/02/20	200,000	203,708
5.375% due 02/10/20	200,000	214,615
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	251,138
Life Technologies Corp 6.000% due 03/01/20	200,000	217,383
McKesson Corp 2.284% due 03/15/19	400,000	402,423
Mead Johnson Nutrition Co (United Kingdom) 4.900% due 11/01/19	200,000	212,595
Medtronic Global Holdings SCA 1.700% due 03/28/19	750,000	749,697
Medtronic Inc 2.500% due 03/15/20	400,000	406,131
Merck & Co Inc 1.850% due 02/10/20	400,000	400,581
Merck Sharp & Dohme Corp 5.000% due 06/30/19	250,000	264,254
Molson Coors Brewing Co 1.450% due 07/15/19	80,000	79,156
1.900% due 03/15/19 ~	100,000	99,884
2.250% due 03/15/20 ~	100,000	99,981
Mondelez International Inc 5.375% due 02/10/20	200,000	214,126
Moody’s Corp 2.750% due 07/15/19	200,000	202,841
Mylan Inc 2.600% due 06/24/18	200,000	201,023
Mylan NV 2.500% due 06/07/19	305,000	306,298
Novartis Capital Corp (Switzerland) 1.800% due 02/14/20	280,000	280,218
4.400% due 04/24/20	200,000	212,706
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	600,000	627,673
PepsiCo Inc 1.350% due 10/04/19	110,000	109,691
1.550% due 05/02/19	300,000	299,786
1.850% due 04/30/20	200,000	200,193
2.250% due 01/07/19	200,000	201,616
4.500% due 01/15/20	250,000	265,204
Pfizer Inc 1.450% due 06/03/19	150,000	149,609
1.700% due 12/15/19	250,000	249,914
2.100% due 05/15/19	450,000	454,053

	Principal Amount	Value
Philip Morris International Inc 1.375% due 02/25/19	$200,000	$199,028
1.625% due 02/21/19	150,000	149,914
1.875% due 01/15/19	100,000	100,277
2.000% due 02/21/20	485,000	485,673
Princeton University 4.950% due 03/01/19	150,000	156,639
Quest Diagnostics Inc 2.700% due 04/01/19	200,000	202,232
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	150,000	154,217
6.875% due 05/01/20	200,000	222,945
8.125% due 06/23/19	200,000	220,416
S&P Global Inc 2.500% due 08/15/18	100,000	100,701
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	700,000	698,868
Stryker Corp 2.000% due 03/08/19	185,000	185,439
4.375% due 01/15/20	250,000	263,483
Sysco Corp 1.900% due 04/01/19	145,000	144,950
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	197,426
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	415,000	409,136
The Coca-Cola Co 1.375% due 05/30/19	350,000	348,916
1.650% due 11/01/18	150,000	150,348
The Estee Lauder Cos Inc 1.800% due 02/07/20	70,000	69,971
The JM Smucker Co 2.500% due 03/15/20	100,000	100,979
The Kroger Co 2.000% due 01/15/19	300,000	300,594
6.150% due 01/15/20	200,000	217,410
The Procter & Gamble Co 1.600% due 11/15/18	100,000	100,104
1.900% due 11/01/19	200,000	201,103
The Western Union Co 3.650% due 08/22/18	100,000	101,716
Thermo Fisher Scientific Inc 2.400% due 02/01/19	350,000	352,475
Tyson Foods Inc 2.650% due 08/15/19	200,000	202,450
Unilever Capital Corp (United Kingdom) 1.800% due 05/05/20	317,000	316,777
4.800% due 02/15/19	250,000	260,244
UnitedHealth Group Inc 1.625% due 03/15/19	200,000	199,592
1.700% due 02/15/19	300,000	299,845
2.700% due 07/15/20	250,000	255,028
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	500,000	505,204

		32,169,291

Energy - 7.4%

Anadarko Petroleum Corp 8.700% due 03/15/19	200,000	218,335
Baker Hughes a GE Co LLC 7.500% due 11/15/18	200,000	212,699
BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	260,000	259,972
2.237% due 05/10/19	200,000	201,494
2.315% due 02/13/20	400,000	403,581
2.521% due 01/15/20	450,000	456,207
4.750% due 03/10/19	250,000	260,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Buckeye Partners LP 2.650% due 11/15/18	$200,000	$200,864
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	260,000	275,655
Chevron Corp 1.561% due 05/16/19	450,000	449,392
1.686% due 02/28/19	100,000	100,043
1.790% due 11/16/18	250,000	250,493
1.961% due 03/03/20	200,000	200,819
1.991% due 03/03/20	462,000	463,834
2.193% due 11/15/19	150,000	151,438
2.427% due 06/24/20	300,000	304,499
Columbia Pipeline Group Inc 3.300% due 06/01/20	250,000	256,003
ConocoPhillips Co 2.200% due 05/15/20	150,000	150,938
Enable Midstream Partners LP 2.400% due 05/15/19	250,000	249,336
Enbridge Energy Partners LP 5.200% due 03/15/20	200,000	213,011
Encana Corp (Canada) 6.500% due 05/15/19	200,000	212,894
Energy Transfer LP 9.000% due 04/15/19	400,000	440,335
EnLink Midstream Partners LP 2.700% due 04/01/19	150,000	150,469
Enterprise Products Operating LLC 6.500% due 01/31/19	350,000	370,457
EOG Resources Inc 5.625% due 06/01/19	200,000	211,818
6.875% due 10/01/18	200,000	209,574
EQT Corp 2.500% due 10/01/20 #	70,000	70,296
8.125% due 06/01/19	250,000	274,409
Exxon Mobil Corp 1.708% due 03/01/19	500,000	500,485
1.912% due 03/06/20	600,000	601,739
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	165,912
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	650,000	653,748
Kinder Morgan Inc 3.050% due 12/01/19	300,000	305,540
Magellan Midstream Partners LP 6.550% due 07/15/19	150,000	161,255
Marathon Oil Corp 2.700% due 06/01/20	200,000	200,088
Marathon Petroleum Corp 2.700% due 12/14/18	150,000	151,066
ONEOK Partners LP 3.200% due 09/15/18	300,000	303,657
Pioneer Natural Resources Co 6.875% due 05/01/18	100,000	102,876
Plains All American Pipeline LP 5.750% due 01/15/20	200,000	212,507
6.500% due 05/01/18	250,000	256,056
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	200,000	199,312
1.375% due 09/12/19	550,000	546,582
1.625% due 11/10/18	600,000	600,491
2.125% due 05/11/20	500,000	503,963
4.375% due 03/25/20	500,000	530,627
Total Capital International SA (France) 2.100% due 06/19/19	450,000	453,508
Total Capital SA (France) 4.450% due 06/24/20	300,000	320,392
TransCanada PipeLines Ltd (Canada) 3.125% due 01/15/19	50,000	50,757
7.125% due 01/15/19	200,000	213,139

	Principal Amount	Value
Valero Energy Corp 6.125% due 02/01/20	$150,000	$163,203
9.375% due 03/15/19	200,000	220,787
Williams Partners LP 5.250% due 03/15/20	388,000	416,630

		15,053,906

Financial - 40.3%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	475,000	486,196
4.250% due 07/01/20	200,000	209,042
Aflac Inc 2.400% due 03/16/20	200,000	201,484
Air Lease Corp 2.125% due 01/15/20	250,000	249,706
3.375% due 01/15/19	200,000	203,372
American Express Credit Corp 1.700% due 10/30/19	225,000	224,333
1.875% due 11/05/18	350,000	350,372
1.875% due 05/03/19	315,000	315,371
2.125% due 03/18/19	200,000	201,113
2.200% due 03/03/20	600,000	603,567
2.250% due 08/15/19	300,000	302,406
2.375% due 05/26/20	200,000	202,189
2.600% due 09/14/20	400,000	406,535
American International Group Inc 2.300% due 07/16/19	200,000	201,058
3.375% due 08/15/20	200,000	206,992
American Tower Corp REIT 2.800% due 06/01/20	250,000	253,903
3.400% due 02/15/19	150,000	152,774
Ameriprise Financial Inc 7.300% due 06/28/19	250,000	272,135
Ares Capital Corp 3.875% due 01/15/20	200,000	205,142
4.875% due 11/30/18	150,000	154,297
Australia & New Zealand Banking Group Ltd (Australia) 1.600% due 07/15/19	250,000	248,528
2.000% due 11/16/18	250,000	250,863
2.050% due 09/23/19	250,000	250,380
2.125% due 08/19/20	250,000	249,842
Bank of America Corp 2.250% due 04/21/20	450,000	451,205
[LIBOR + 0.630%] 2.328% due 10/01/21 §	500,000	499,732
[LIBOR + 0.660%] 2.369% due 07/21/21 §	1,000,000	1,000,564
2.600% due 01/15/19	500,000	504,151
2.650% due 04/01/19	1,000,000	1,009,276
5.625% due 07/01/20	750,000	817,026
7.625% due 06/01/19	400,000	436,652
Bank of Montreal (Canada) 1.500% due 07/18/19	250,000	248,452
1.750% due 09/11/19	250,000	249,325
2.100% due 12/12/19	300,000	301,133
2.100% due 06/15/20	400,000	401,010
2.375% due 01/25/19	100,000	100,766
Barclays PLC (United Kingdom) 2.750% due 11/08/19	750,000	758,475
2.875% due 06/08/20	350,000	353,980
BB&T Corp 2.450% due 01/15/20	200,000	202,159
2.625% due 06/29/20	150,000	152,477
Berkshire Hathaway Finance Corp 1.300% due 08/15/19	390,000	387,275
1.700% due 03/15/19	150,000	150,309
Berkshire Hathaway Inc 2.100% due 08/14/19	150,000	151,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
BlackRock Inc 5.000% due 12/10/19	$200,000	$213,433
BNP Paribas SA (France) 2.375% due 05/21/20	350,000	353,516
2.400% due 12/12/18	150,000	151,161
2.450% due 03/17/19	350,000	353,072
Boston Properties LP REIT 3.700% due 11/15/18	350,000	355,975
BPCE SA (France) 2.500% due 12/10/18	500,000	504,151
2.500% due 07/15/19	250,000	252,664
Branch Banking & Trust Co 1.450% due 05/10/19	850,000	845,293
2.100% due 01/15/20	250,000	251,273
2.300% due 10/15/18	250,000	251,413
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	200,000	198,887
2.100% due 10/05/20 #	200,000	200,058
Capital One Bank USA NA 2.250% due 02/13/19	650,000	652,026
Capital One Financial Corp 2.500% due 05/12/20	400,000	402,040
Capital One NA 1.850% due 09/13/19	600,000	596,001
2.350% due 01/31/20	250,000	251,427
CBOE Holdings Inc 1.950% due 06/28/19	65,000	64,957
Chubb INA Holdings Inc 5.900% due 06/15/19	250,000	266,441
Citibank NA 1.850% due 09/18/19	400,000	400,008
2.000% due 03/20/19	500,000	501,724
2.100% due 06/12/20	800,000	801,530
Citigroup Inc 2.050% due 12/07/18	300,000	300,450
2.050% due 06/07/19	300,000	300,324
2.450% due 01/10/20	750,000	755,751
2.500% due 07/29/19	200,000	201,742
2.550% due 04/08/19	300,000	302,667
5.375% due 08/09/20	250,000	272,715
Citizens Bank NA 2.200% due 05/26/20	250,000	250,077
2.250% due 03/02/20	250,000	250,437
2.450% due 12/04/19	250,000	252,011
Comerica Bank 2.500% due 06/02/20	193,000	194,093
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	250,000	250,156
2.050% due 03/15/19	250,000	250,791
2.300% due 09/06/19	250,000	252,002
2.300% due 03/12/20	250,000	251,431
Compass Bank 2.750% due 09/29/19	15,000	15,101
Cooperatieve Rabobank UA (Netherlands) 1.375% due 08/09/19	250,000	247,937
2.250% due 01/14/19	350,000	352,639
2.250% due 01/14/20	250,000	251,800
Credit Suisse AG (Switzerland) 2.300% due 05/28/19	550,000	553,799
4.375% due 08/05/20	350,000	371,311
5.300% due 08/13/19	200,000	211,894
5.400% due 01/14/20	400,000	427,905
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 2.750% due 03/26/20	400,000	404,339
Deutsche Bank AG (Germany) 2.500% due 02/13/19	300,000	301,839
2.700% due 07/13/20	500,000	502,271
2.850% due 05/10/19	500,000	505,139
2.950% due 08/20/20	200,000	202,246

	Principal Amount	Value
Discover Bank 2.600% due 11/13/18	$250,000	$251,674
3.100% due 06/04/20	350,000	358,337
ERP Operating LP REIT 4.750% due 07/15/20	105,000	111,944
Fifth Third Bancorp 2.875% due 07/27/20	300,000	305,842
Fifth Third Bank 1.625% due 09/27/19	400,000	397,607
2.375% due 04/25/19	200,000	201,681
FS Investment Corp 4.250% due 01/15/20	90,000	92,284
Government Properties Income Trust REIT 3.750% due 08/15/19	116,000	117,685
HCP Inc REIT 3.750% due 02/01/19	200,000	203,690
HSBC Bank USA NA 4.875% due 08/24/20	300,000	322,762
HSBC USA Inc 2.350% due 03/05/20	500,000	503,293
2.375% due 11/13/19	250,000	251,825
2.750% due 08/07/20	600,000	611,290
Intercontinental Exchange Inc 2.500% due 10/15/18	200,000	201,646
International Lease Finance Corp 6.250% due 05/15/19	150,000	159,479
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	100,000	100,559
3.875% due 01/15/19	200,000	204,215
Jefferies Group LLC 8.500% due 07/15/19	200,000	221,269
JPMorgan Chase & Co 1.850% due 03/22/19	650,000	650,578
2.200% due 10/22/19	450,000	452,763
2.250% due 01/23/20	1,050,000	1,055,751
2.750% due 06/23/20	600,000	611,518
4.400% due 07/22/20	450,000	478,031
4.950% due 03/25/20	450,000	481,401
6.300% due 04/23/19	400,000	426,886
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	249,124
KeyBank NA 1.600% due 08/22/19	250,000	248,699
2.250% due 03/16/20	250,000	250,993
2.350% due 03/08/19	300,000	302,486
2.500% due 12/15/19	250,000	252,955
Kimco Realty Corp REIT 6.875% due 10/01/19	150,000	163,432
Lloyds Bank PLC (United Kingdom) 2.350% due 09/05/19	200,000	201,547
2.400% due 03/17/20	200,000	201,344
2.700% due 08/17/20	200,000	203,309
Manufacturers & Traders Trust Co 2.050% due 08/17/20	250,000	249,664
2.250% due 07/25/19	250,000	251,303
2.300% due 01/30/19	250,000	251,350
Marsh & McLennan Cos Inc 2.350% due 09/10/19	200,000	201,252
Mastercard Inc 2.000% due 04/01/19	200,000	201,349
MetLife Inc 7.717% due 02/15/19	200,000	215,864
Morgan Stanley 2.375% due 07/23/19	950,000	956,365
2.450% due 02/01/19	1,030,000	1,037,443
2.650% due 01/27/20	1,000,000	1,011,874
2.800% due 06/16/20	600,000	610,296
5.500% due 01/26/20	400,000	429,734
5.500% due 07/24/20	500,000	543,413
5.625% due 09/23/19	500,000	534,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
MUFG Union Bank NA 2.250% due 05/06/19	$250,000	$250,822
Nasdaq Inc 5.550% due 01/15/20	200,000	214,911
National Australia Bank Ltd (Australia) 1.375% due 07/12/19	250,000	248,211
2.000% due 01/14/19	250,000	250,712
2.125% due 05/22/20	250,000	250,101
2.250% due 01/10/20	250,000	251,173
2.625% due 07/23/20	250,000	253,366
National Bank of Canada (Canada) 2.100% due 12/14/18	250,000	250,613
2.150% due 06/12/20	250,000	249,969
National Rural Utilities Cooperative Finance Corp 1.650% due 02/08/19	100,000	99,843
2.000% due 01/27/20	200,000	200,369
10.375% due 11/01/18	400,000	436,334
Nomura Holdings Inc (Japan) 2.750% due 03/19/19	250,000	252,318
6.700% due 03/04/20	300,000	329,985
PNC Bank NA 1.450% due 07/29/19	300,000	298,072
1.800% due 11/05/18	600,000	600,637
1.950% due 03/04/19	900,000	902,509
2.000% due 05/19/20	600,000	599,722
2.400% due 10/18/19	200,000	201,769
Protective Life Corp 7.375% due 10/15/19	150,000	164,697
Prudential Financial Inc 5.375% due 06/21/20	350,000	380,378
Realty Income Corp REIT 6.750% due 08/15/19	200,000	217,184
Royal Bank of Canada (Canada) 1.500% due 07/29/19	450,000	447,468
1.625% due 04/15/19	650,000	648,074
2.125% due 03/02/20	500,000	502,279
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	250,000	270,901
Santander Holdings USA Inc 2.650% due 04/17/20	250,000	251,253
2.700% due 05/24/19	400,000	403,270
Santander UK PLC (United Kingdom) 2.350% due 09/10/19	450,000	453,167
2.375% due 03/16/20	200,000	201,552
2.500% due 03/14/19	200,000	201,841
Senior Housing Properties Trust REIT 3.250% due 05/01/19	150,000	151,737
Simon Property Group LP REIT 2.200% due 02/01/19	100,000	100,545
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	250,000	247,531
2.300% due 03/11/20	250,000	251,445
Societe Generale SA (France) 2.625% due 10/01/18	250,000	252,171
Sumitomo Mitsui Banking Corp (Japan) 1.762% due 10/19/18	250,000	250,023
1.966% due 01/11/19	200,000	200,225
2.050% due 01/18/19	250,000	250,901
2.250% due 07/11/19	250,000	251,120
2.450% due 01/16/20	650,000	655,306
SunTrust Bank 2.250% due 01/31/20	200,000	201,025
SunTrust Banks Inc 2.350% due 11/01/18	200,000	201,064
2.500% due 05/01/19	200,000	201,762

	Principal Amount	Value
Svenska Handelsbanken AB (Sweden) 1.500% due 09/06/19	$250,000	$248,302
1.950% due 09/08/20	250,000	249,406
2.250% due 06/17/19	200,000	201,393
2.500% due 01/25/19	250,000	252,285
Synchrony Financial 2.600% due 01/15/19	250,000	251,657
3.000% due 08/15/19	450,000	457,504
TD Ameritrade Holding Corp 5.600% due 12/01/19	200,000	215,425
The Bank of New York Mellon Corp 2.150% due 02/24/20	400,000	401,995
2.200% due 03/04/19	250,000	251,362
2.200% due 05/15/19	350,000	352,088
2.300% due 09/11/19	300,000	302,375
2.600% due 08/17/20	200,000	203,010
The Bank of Nova Scotia (Canada) 1.650% due 06/14/19	550,000	548,592
1.950% due 01/15/19	250,000	250,854
2.050% due 10/30/18	100,000	100,423
2.150% due 07/14/20	500,000	501,468
The Goldman Sachs Group Inc 2.000% due 04/25/19	600,000	600,080
2.300% due 12/13/19	620,000	622,919
2.550% due 10/23/19	850,000	860,039
2.600% due 04/23/20	600,000	605,671
2.625% due 01/31/19	900,000	907,989
2.750% due 09/15/20	400,000	405,458
5.375% due 03/15/20	600,000	644,555
The Hartford Financial Services Group Inc 6.000% due 01/15/19	400,000	420,432
The Huntington National Bank 2.375% due 03/10/20	600,000	603,742
The PNC Financial Services Group Inc 4.375% due 08/11/20	200,000	212,785
The Toronto-Dominion Bank (Canada) 1.450% due 08/13/19	250,000	248,330
1.850% due 09/11/20	300,000	298,828
1.950% due 01/22/19	100,000	100,245
2.125% due 07/02/19	450,000	452,350
2.250% due 11/05/19	350,000	352,747
The Travelers Cos Inc 5.900% due 06/02/19	132,000	140,585
UBS AG (Switzerland) 2.350% due 03/26/20	500,000	503,309
2.375% due 08/14/19	300,000	302,585
4.875% due 08/04/20	250,000	268,323
US Bank NA 1.400% due 04/26/19	750,000	746,038
2.000% due 01/24/20	250,000	250,718
2.125% due 10/28/19	400,000	402,832
Ventas Realty LP REIT 4.000% due 04/30/19	250,000	256,460
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	130,000	131,195
Vornado Realty LP REIT 2.500% due 06/30/19	150,000	150,941
Wells Fargo & Co 2.125% due 04/22/19	47,000	47,265
2.150% due 01/30/20	350,000	351,013
2.600% due 07/22/20	650,000	659,269
Wells Fargo Bank NA 1.750% due 05/24/19	600,000	599,669
1.800% due 11/28/18	250,000	250,325
2.150% due 12/06/19	1,150,000	1,156,283
Welltower Inc REIT 4.125% due 04/01/19	250,000	256,953
Westpac Banking Corp (Australia) 1.600% due 08/19/19	200,000	199,125
1.650% due 05/13/19	200,000	199,495
1.950% due 11/23/18	250,000	250,382

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
2.150% due 03/06/20	$500,000	$501,806
2.300% due 05/26/20	500,000	504,082
4.875% due 11/19/19	400,000	424,427

		82,394,727

Industrial - 6.3%

3M Co 1.625% due 06/15/19	250,000	250,490
Agilent Technologies Inc 5.000% due 07/15/20	200,000	212,814
Amphenol Corp 2.550% due 01/30/19	200,000	201,344
Boeing Capital Corp 2.900% due 08/15/18	250,000	252,612
4.700% due 10/27/19	200,000	211,833
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	200,000	211,258
Canadian National Railway Co (Canada) 5.550% due 05/15/18	200,000	204,906
Caterpillar Financial Services Corp 1.350% due 05/18/19	600,000	596,169
1.800% due 11/13/18	150,000	150,204
1.850% due 09/04/20	165,000	164,552
1.900% due 03/22/19	200,000	200,513
2.100% due 06/09/19	250,000	251,722
2.100% due 01/10/20	375,000	376,944
Deere & Co 4.375% due 10/16/19	200,000	210,247
Eaton Corp 6.950% due 03/20/19	200,000	213,796
Emerson Electric Co 5.250% due 10/15/18	200,000	207,344
FedEx Corp 8.000% due 01/15/19	200,000	215,520
GATX Corp 2.500% due 07/30/19	200,000	201,612
General Electric Co 2.200% due 01/09/20	400,000	404,129
4.375% due 09/16/20	350,000	374,946
6.000% due 08/07/19	600,000	646,274
Honeywell International Inc 1.400% due 10/30/19	250,000	248,491
Illinois Tool Works Inc 1.950% due 03/01/19	300,000	301,171
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	208,728
John Deere Capital Corp 1.650% due 10/15/18	100,000	100,073
1.950% due 12/13/18	350,000	351,309
1.950% due 06/22/20	210,000	210,257
2.200% due 03/13/20	400,000	403,071
2.250% due 04/17/19	350,000	353,273
Keysight Technologies Inc 3.300% due 10/30/19	150,000	152,149
L3 Technologies Inc 4.750% due 07/15/20	250,000	267,282
5.200% due 10/15/19	250,000	265,785
Lockheed Martin Corp 1.850% due 11/23/18	90,000	90,094
4.250% due 11/15/19	250,000	262,339
Masco Corp 7.125% due 03/15/20	7,000	7,805
Norfolk Southern Corp 5.900% due 06/15/19	250,000	266,255
Northrop Grumman Corp 5.050% due 08/01/19	200,000	211,399
Precision Castparts Corp 2.250% due 06/15/20	200,000	201,739
Raytheon Co 4.400% due 02/15/20	200,000	211,426

	Principal Amount	Value
Republic Services Inc 3.800% due 05/15/18	$200,000	$202,542
5.000% due 03/01/20	250,000	266,794
Rockwell Collins Inc 1.950% due 07/15/19	55,000	55,018
Roper Technologies Inc 2.050% due 10/01/18	400,000	401,038
Ryder System Inc 2.450% due 09/03/19	150,000	151,128
2.550% due 06/01/19	125,000	126,038
2.650% due 03/02/20	200,000	202,280
Stanley Black & Decker Inc 1.622% due 11/17/18	50,000	49,901
2.451% due 11/17/18	250,000	251,633
Tyco Electronics Group SA (Switzerland) 2.350% due 08/01/19	150,000	150,848
United Parcel Service Inc 5.125% due 04/01/19	400,000	420,150
United Technologies Corp 1.500% due 11/01/19	250,000	248,778
1.900% due 05/04/20	250,000	249,703
4.500% due 04/15/20	250,000	265,445

		12,913,171

Technology - 7.1%

Adobe Systems Inc 4.750% due 02/01/20	200,000	212,979
Altera Corp 2.500% due 11/15/18	100,000	101,030
Apple Inc 1.100% due 08/02/19	150,000	148,727
1.500% due 09/12/19	200,000	199,667
1.550% due 02/08/19	250,000	250,107
1.550% due 02/07/20	250,000	248,812
1.700% due 02/22/19	235,000	235,592
1.800% due 05/11/20	550,000	550,362
1.900% due 02/07/20	250,000	250,909
2.100% due 05/06/19	400,000	403,228
Broadcom Corp 2.375% due 01/15/20 ~	700,000	704,150
CA Inc 5.375% due 12/01/19	200,000	212,766
Dell International LLC 3.480% due 06/01/19 ~	765,000	779,949
DXC Technology Co 2.875% due 03/27/20	50,000	50,689
Fidelity National Information Services Inc 2.850% due 10/15/18	200,000	202,381
Fiserv Inc 2.700% due 06/01/20	250,000	253,005
Hewlett Packard Enterprise Co 2.850% due 10/05/18	550,000	555,619
IBM Credit LLC 1.625% due 09/06/19	150,000	149,910
1.800% due 01/20/21	150,000	149,091
Intel Corp 1.850% due 05/11/20	250,000	250,579
2.450% due 07/29/20	400,000	407,708
International Business Machines Corp 1.625% due 05/15/20	450,000	448,146
1.800% due 05/17/19	300,000	301,111
1.875% due 05/15/19	250,000	250,936
1.900% due 01/27/20	250,000	250,367
7.625% due 10/15/18	300,000	318,235
Lam Research Corp 2.750% due 03/15/20	100,000	101,651
Maxim Integrated Products Inc 2.500% due 11/15/18	150,000	150,945

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Microsoft Corp 1.100% due 08/08/19	$610,000	$604,599
1.300% due 11/03/18	335,000	334,491
1.625% due 12/06/18	200,000	200,332
1.850% due 02/06/20	350,000	351,505
1.850% due 02/12/20	500,000	502,365
4.200% due 06/01/19	200,000	208,629
NetApp Inc 2.000% due 09/27/19	55,000	55,000
Oracle Corp 2.250% due 10/08/19	500,000	506,287
2.375% due 01/15/19	265,000	267,712
3.875% due 07/15/20	200,000	211,187
5.000% due 07/08/19	450,000	475,461
Pitney Bowes Inc 3.625% due 09/15/20	50,000	50,131
6.250% due 03/15/19	250,000	261,548
QUALCOMM Inc 1.850% due 05/20/19	120,000	120,325
2.100% due 05/20/20	925,000	932,237
Seagate HDD Cayman 3.750% due 11/15/18	200,000	203,623
Texas Instruments Inc 1.750% due 05/01/20	350,000	348,893
VMware Inc 2.300% due 08/21/20	305,000	306,047
Xerox Corp 2.750% due 03/15/19	100,000	100,432
2.750% due 09/01/20	200,000	199,795
6.350% due 05/15/18	200,000	205,190

		14,584,440

Utilities - 4.4%

Arizona Public Service Co 2.200% due 01/15/20	250,000	251,011
Black Hills Corp 2.500% due 01/11/19	170,000	170,794
CMS Energy Corp 8.750% due 06/15/19	250,000	277,464
Commonwealth Edison Co 2.150% due 01/15/19	400,000	401,967
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	318,021
Consolidated Edison Inc 2.000% due 03/15/20	50,000	50,035
Consumers Energy Co 5.650% due 09/15/18	60,000	62,178
Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	300,000	302,545
Dominion Energy Inc 1.600% due 08/15/19	300,000	298,169
1.875% due 01/15/19	100,000	99,897
2.579% due 07/01/20	350,000	352,646
DTE Energy Co 1.500% due 10/01/19	250,000	246,470
Duke Energy Ohio Inc 5.450% due 04/01/19	350,000	368,085
Duke Energy Progress LLC 5.300% due 01/15/19	350,000	366,450
Edison International 2.125% due 04/15/20	100,000	100,045
Emera US Finance LP (Canada) 2.150% due 06/15/19	65,000	65,046
Entergy Texas Inc 7.125% due 02/01/19	100,000	106,666
Exelon Corp 2.850% due 06/15/20	100,000	102,035
Exelon Generation Co LLC 2.950% due 01/15/20	250,000	254,524

	Principal Amount	Value
Georgia Power Co 2.000% due 03/30/20	$150,000	$150,176
MidAmerican Energy Co 2.400% due 03/15/19	350,000	353,570
Nevada Power Co 7.125% due 03/15/19	250,000	268,525
NextEra Energy Capital Holdings Inc 2.300% due 04/01/19	50,000	50,269
6.000% due 03/01/19	350,000	369,281
NSTAR Electric Co 5.625% due 11/15/17	200,000	200,850
Oglethorpe Power Corp 6.100% due 03/15/19	200,000	211,390
Ohio Power Co 6.050% due 05/01/18	250,000	256,314
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	201,337
PG&E Corp 2.400% due 03/01/19	30,000	30,163
Progress Energy Inc 4.875% due 12/01/19	200,000	211,782
Public Service Co of Colorado 5.125% due 06/01/19	343,000	362,225
Public Service Enterprise Group Inc 1.600% due 11/15/19	150,000	148,422
Sempra Energy 1.625% due 10/07/19	100,000	99,406
9.800% due 02/15/19	300,000	330,826
Southern Power Co 1.950% due 12/15/19	200,000	199,669
The Cleveland Electric Illuminating Co 8.875% due 11/15/18	250,000	268,774
The Southern Co 1.850% due 07/01/19	140,000	139,973
2.150% due 09/01/19	250,000	250,667
2.750% due 06/15/20	400,000	406,778
Union Electric Co 6.700% due 02/01/19	200,000	213,137
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	99,863

		9,017,445

Total Corporate Bonds & Notes (Cost $203,084,256)		203,120,837

	Shares

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	1,833,359	1,833,359

Total Short-Term Investment (Cost $1,833,359)		1,833,359

TOTAL INVESTMENTS - 100.2% (Cost $204,917,615)		204,954,196

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(337,838)

NET ASSETS - 100.0%		$204,616,358

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$203,120,837	$-	$203,120,837	$-
	Short-Term Investment	1,833,359	1,833,359	-	-

	Total	$204,954,196	$1,833,359	$203,120,837	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.1%

Basic Materials - 0.7%

Agrium Inc (Canada) 5.250% due 01/15/45	$145,000	$166,700
Air Products & Chemicals Inc 3.350% due 07/31/24	100,000	103,922
4.375% due 08/21/19	25,000	26,213
Airgas Inc (France) 3.050% due 08/01/20	100,000	102,306
Albemarle Corp 5.450% due 12/01/44	50,000	58,168
Barrick Gold Corp (Canada) 5.250% due 04/01/42	100,000	114,831
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	150,000	177,684
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	32,403
5.875% due 06/15/21	30,000	33,218
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	105,912
Eastman Chemical Co 3.800% due 03/15/25	100,000	103,230
4.650% due 10/15/44	50,000	53,088
4.800% due 09/01/42	100,000	106,558
EI du Pont de Nemours & Co 4.150% due 02/15/43	100,000	101,366
4.625% due 01/15/20	150,000	158,977
5.750% due 03/15/19	200,000	210,759
Fibria Overseas Finance Ltd (Brazil) 5.500% due 01/17/27	50,000	53,105
FMC Corp 4.100% due 02/01/24	50,000	51,747
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	154,006
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	260,436
HB Fuller Co 4.000% due 02/15/27	25,000	23,924
International Paper Co 4.350% due 08/15/48	100,000	101,479
4.750% due 02/15/22	125,000	136,297
6.000% due 11/15/41	200,000	245,929
7.500% due 08/15/21	40,000	47,443
LYB International Finance II BV 3.500% due 03/02/27	64,000	63,756
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	77,599
6.000% due 11/15/21	200,000	225,779
Monsanto Co 1.850% due 11/15/18	100,000	99,875
3.375% due 07/15/24	100,000	102,091
4.400% due 07/15/44	100,000	102,790
Newmont Mining Corp 3.500% due 03/15/22	100,000	103,506
5.875% due 04/01/35	100,000	117,873
Nucor Corp 4.000% due 08/01/23	25,000	26,538
4.125% due 09/15/22	50,000	53,417
5.200% due 08/01/43	25,000	29,185
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	263,815
PPG Industries Inc 2.300% due 11/15/19	100,000	100,420
3.600% due 11/15/20	50,000	51,840
Praxair Inc 1.250% due 11/07/18	150,000	149,370
2.200% due 08/15/22	100,000	99,614

	Principal Amount	Value
Rio Tinto Finance USA Ltd (United Kingdom) 7.125% due 07/15/28	$50,000	$66,547
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	400,000	453,456
RPM International Inc 5.250% due 06/01/45	50,000	55,997
Southern Copper Corp (Peru) 5.250% due 11/08/42	150,000	159,571
7.500% due 07/27/35	50,000	65,187
The Dow Chemical Co 4.125% due 11/15/21	200,000	212,041
4.250% due 11/15/20	100,000	105,641
4.250% due 10/01/34	200,000	207,082
4.375% due 11/15/42	300,000	306,074
The Mosaic Co 5.450% due 11/15/33	163,000	168,849
The Sherwin-Williams Co 2.250% due 05/15/20	50,000	50,221
2.750% due 06/01/22	50,000	50,381
3.125% due 06/01/24	25,000	25,152
3.450% due 06/01/27	60,000	60,374
3.950% due 01/15/26	150,000	156,033
4.000% due 12/15/42	50,000	47,691
4.500% due 06/01/47	29,000	30,458
7.250% due 06/15/19	25,000	27,174
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	300,000	313,482
6.875% due 11/21/36	150,000	172,500
8.250% due 01/17/34	100,000	126,625

		7,257,705

Communications - 2.8%

21st Century Fox America Inc 3.375% due 11/15/26	200,000	200,121
4.500% due 02/15/21	100,000	107,081
5.400% due 10/01/43	100,000	116,257
6.400% due 12/15/35	50,000	63,628
6.650% due 11/15/37	150,000	197,789
6.900% due 03/01/19	150,000	160,256
6.900% due 08/15/39	150,000	202,997
Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	200,000	204,805
3.600% due 11/28/24	200,000	207,605
Alphabet Inc 1.998% due 08/15/26	200,000	188,074
Amazon.com Inc 1.900% due 08/21/20 ~	130,000	130,384
2.400% due 02/22/23 ~	200,000	199,694
3.150% due 08/22/27 ~	150,000	150,888
3.300% due 12/05/21	100,000	104,291
3.875% due 08/22/37 ~	195,000	197,703
4.050% due 08/22/47 ~	70,000	71,083
4.250% due 08/22/57 ~	100,000	103,030
4.800% due 12/05/34	300,000	340,670
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	250,000	264,979
6.125% due 03/30/40	250,000	306,318
6.375% due 03/01/35	125,000	156,456
AT&T Inc 2.450% due 06/30/20	200,000	201,519
2.625% due 12/01/22	125,000	123,981
2.850% due 02/14/23	100,000	99,630
3.000% due 02/15/22	100,000	101,132
3.000% due 06/30/22	95,000	96,023
3.200% due 03/01/22	35,000	35,721
3.400% due 08/14/24	100,000	100,264
3.400% due 05/15/25	300,000	295,691
3.800% due 03/15/22	100,000	104,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
3.800% due 03/01/24	$50,000	$51,486
3.900% due 08/14/27	150,000	150,475
3.950% due 01/15/25	45,000	46,276
4.125% due 02/17/26	300,000	308,753
4.250% due 03/01/27	100,000	102,930
4.300% due 12/15/42	393,000	368,138
4.350% due 06/15/45	177,000	162,991
4.450% due 05/15/21	250,000	266,383
4.500% due 05/15/35	90,000	89,084
4.500% due 03/09/48	400,000	370,048
4.550% due 03/09/49	100,000	92,674
4.750% due 05/15/46	265,000	256,125
4.900% due 08/14/37	45,000	45,673
5.000% due 03/01/21	100,000	108,037
5.150% due 03/15/42	200,000	202,733
5.150% due 02/14/50	85,000	85,986
5.200% due 03/15/20	35,000	37,522
5.250% due 03/01/37	50,000	52,571
5.300% due 08/14/58	150,000	151,786
5.350% due 09/01/40	161,000	169,680
5.450% due 03/01/47	50,000	53,059
5.700% due 03/01/57	50,000	54,048
5.800% due 02/15/19	200,000	210,455
6.000% due 08/15/40	50,000	56,471
6.375% due 03/01/41	50,000	58,706
6.550% due 02/15/39	100,000	120,954
Baidu Inc (China) 2.875% due 07/06/22	300,000	301,312
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	250,000	251,716
9.125% due 12/15/30	50,000	75,802
CBS Corp 2.300% due 08/15/19	150,000	150,869
2.500% due 02/15/23	100,000	98,606
2.900% due 01/15/27	50,000	47,352
3.375% due 02/15/28	55,000	53,713
5.900% due 10/15/40	50,000	58,747
7.875% due 07/30/30	100,000	137,378
Charter Communications Operating LLC 3.579% due 07/23/20	255,000	261,900
3.750% due 02/15/28 ~	100,000	97,677
4.464% due 07/23/22	100,000	105,719
4.908% due 07/23/25	150,000	160,552
5.375% due 05/01/47 ~	50,000	51,930
6.384% due 10/23/35	70,000	82,067
6.484% due 10/23/45	165,000	194,582
6.834% due 10/23/55	50,000	60,893
Cisco Systems Inc 1.600% due 02/28/19	25,000	24,986
1.850% due 09/20/21	100,000	99,007
2.125% due 03/01/19	200,000	201,567
2.200% due 02/28/21	50,000	50,279
2.450% due 06/15/20	100,000	101,663
2.500% due 09/20/26	300,000	291,459
2.600% due 02/28/23	50,000	50,567
2.950% due 02/28/26	50,000	50,426
3.000% due 06/15/22	60,000	62,039
4.950% due 02/15/19	200,000	208,960
5.500% due 01/15/40	250,000	313,065
Comcast Corp 2.350% due 01/15/27	40,000	37,365
3.000% due 02/01/24	100,000	101,759
3.300% due 02/01/27	100,000	101,458
3.375% due 08/15/25	365,000	376,857
3.400% due 07/15/46	55,000	50,795
3.600% due 03/01/24	200,000	211,077
4.000% due 08/15/47	100,000	101,893
4.250% due 01/15/33	250,000	269,175
4.400% due 08/15/35	77,000	83,599

	Principal Amount	Value
4.600% due 08/15/45	$77,000	$84,960
4.750% due 03/01/44	300,000	335,958
5.700% due 07/01/19	100,000	106,679
6.450% due 03/15/37	100,000	133,885
6.950% due 08/15/37	200,000	279,239
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	272,163
Discovery Communications LLC 2.200% due 09/20/19	5,000	5,018
2.950% due 03/20/23	150,000	150,306
3.450% due 03/15/25	100,000	98,608
3.800% due 03/13/24	100,000	103,173
3.950% due 03/20/28	60,000	59,962
4.950% due 05/15/42	100,000	99,106
5.000% due 09/20/37	120,000	122,332
5.200% due 09/20/47	30,000	30,541
eBay Inc 2.750% due 01/30/23	50,000	49,887
3.250% due 10/15/20	200,000	205,913
3.600% due 06/05/27	50,000	49,811
Expedia Inc 3.800% due 02/15/28 ~	50,000	49,641
4.500% due 08/15/24	200,000	211,231
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	200,819
Motorola Solutions Inc 3.500% due 03/01/23	150,000	151,593
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	76,262
4.375% due 04/01/21	100,000	107,645
6.400% due 04/30/40	125,000	168,635
Omnicom Group Inc 3.600% due 04/15/26	50,000	50,475
3.625% due 05/01/22	100,000	104,232
4.450% due 08/15/20	50,000	53,144
Orange SA (France) 1.625% due 11/03/19	100,000	99,354
2.750% due 02/06/19	100,000	101,223
5.375% due 01/13/42	150,000	176,466
9.000% due 03/01/31	50,000	76,035
Qwest Corp 6.750% due 12/01/21	100,000	109,421
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	54,028
Rogers Communications Inc (Canada) 4.500% due 03/15/43	25,000	26,101
5.000% due 03/15/44	100,000	113,135
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	153,784
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	165,633
5.462% due 02/16/21	40,000	43,850
7.045% due 06/20/36	150,000	199,179
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	351,791
The Priceline Group Inc 3.600% due 06/01/26	50,000	50,909
The Walt Disney Co 0.875% due 07/12/19	20,000	19,700
1.850% due 07/30/26	430,000	395,846
2.350% due 12/01/22	100,000	100,157
2.750% due 08/16/21	50,000	51,150
3.000% due 07/30/46	225,000	195,924
Thomson Reuters Corp (Canada)
4.300% due 11/23/23	100,000	106,593
4.700% due 10/15/19	25,000	26,312
5.650% due 11/23/43	150,000	176,830
5.850% due 04/15/40	25,000	29,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Time Warner Cable LLC 5.000% due 02/01/20	$300,000	$317,299
5.875% due 11/15/40	150,000	165,059
6.550% due 05/01/37	100,000	117,748
6.750% due 06/15/39	50,000	60,149
7.300% due 07/01/38	150,000	188,752
8.250% due 04/01/19	100,000	108,756
Time Warner Inc 2.950% due 07/15/26	40,000	37,835
4.700% due 01/15/21	50,000	53,525
4.750% due 03/29/21	100,000	107,737
6.100% due 07/15/40	50,000	58,769
6.200% due 03/15/40	50,000	59,017
6.250% due 03/29/41	350,000	420,471
6.500% due 11/15/36	100,000	121,538
7.625% due 04/15/31	100,000	136,640
7.700% due 05/01/32	150,000	208,964
Verizon Communications Inc 2.946% due 03/15/22	204,000	207,623
3.000% due 11/01/21	85,000	86,803
3.125% due 03/16/22	250,000	256,405
3.450% due 03/15/21	200,000	208,046
3.500% due 11/01/21	200,000	208,115
4.125% due 03/16/27	300,000	313,690
4.125% due 08/15/46	300,000	273,662
4.272% due 01/15/36	57,000	56,147
4.500% due 09/15/20	229,000	245,905
4.522% due 09/15/48	309,000	300,063
4.672% due 03/15/55	294,000	281,091
4.862% due 08/21/46	400,000	408,649
5.012% due 04/15/49	300,000	310,382
5.150% due 09/15/23	1,050,000	1,179,499
5.250% due 03/16/37	133,000	146,242
5.500% due 03/16/47	75,000	83,534
Viacom Inc 3.125% due 06/15/22	100,000	99,224
3.875% due 04/01/24	100,000	100,245
4.375% due 03/15/43	70,000	60,489
5.625% due 09/15/19	25,000	26,669
6.875% due 04/30/36	100,000	110,555
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	150,000	158,327
6.150% due 02/27/37	150,000	183,719
7.875% due 02/15/30	50,000	67,535
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	103,773

		27,306,804

Consumer, Cyclical - 1.8%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	145,896	156,667
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	146,100	146,648
American Honda Finance Corp 1.700% due 09/09/21	100,000	98,135
2.000% due 02/14/20	50,000	50,093
2.125% due 10/10/18	100,000	100,597
2.450% due 09/24/20	150,000	152,061
2.900% due 02/16/24	250,000	252,968
AutoNation Inc 4.500% due 10/01/25	100,000	105,799
AutoZone Inc 3.750% due 06/01/27	100,000	101,086
4.000% due 11/15/20	50,000	52,402
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,202
BorgWarner Inc 3.375% due 03/15/25	200,000	201,697
Cintas Corp No 2 2.900% due 04/01/22	50,000	50,975
3.700% due 04/01/27	50,000	52,302

	Principal Amount	Value
Coach Inc 4.125% due 07/15/27	$100,000	$100,683
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	24,670	25,934
Costco Wholesale Corp 1.700% due 12/15/19	300,000	300,157
CVS Health Corp 2.125% due 06/01/21	400,000	396,156
2.250% due 08/12/19	150,000	150,773
2.800% due 07/20/20	200,000	203,600
2.875% due 06/01/26	100,000	96,751
3.875% due 07/20/25	200,000	208,870
5.125% due 07/20/45	105,000	121,156
5.300% due 12/05/43	200,000	234,554
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	74,902
Darden Restaurants Inc 3.850% due 05/01/27	130,000	132,684
Delphi Automotive PLC 4.250% due 01/15/26	50,000	53,405
4.400% due 10/01/46	100,000	101,742
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	42,482
Delta Air Lines Inc 3.625% due 03/15/22	100,000	102,855
Dollar General Corp 3.250% due 04/15/23	50,000	51,145
3.875% due 04/15/27	50,000	52,046
4.150% due 11/01/25	25,000	26,572
DR Horton Inc 3.750% due 03/01/19	40,000	40,759
4.000% due 02/15/20	50,000	51,802
Ford Motor Co 4.750% due 01/15/43	300,000	295,038
5.291% due 12/08/46	100,000	104,675
7.450% due 07/16/31	150,000	194,619
Ford Motor Credit Co LLC 2.425% due 06/12/20	200,000	200,114
2.875% due 10/01/18	200,000	202,056
2.943% due 01/08/19	200,000	202,299
3.096% due 05/04/23	200,000	198,423
4.375% due 08/06/23	200,000	211,266
5.875% due 08/02/21	250,000	278,252
General Motors Co 4.200% due 10/01/27	50,000	50,808
5.400% due 04/01/48	50,000	51,999
6.250% due 10/02/43	100,000	114,617
6.600% due 04/01/36	250,000	297,310
6.750% due 04/01/46	25,000	30,204
General Motors Financial Co Inc 2.350% due 10/04/19	50,000	50,185
2.400% due 05/09/19	200,000	200,938
2.650% due 04/13/20	85,000	85,712
3.150% due 01/15/20	200,000	203,574
3.700% due 11/24/20	100,000	103,583
3.700% due 05/09/23	200,000	203,998
3.950% due 04/13/24	100,000	102,525
4.000% due 01/15/25	300,000	306,326
4.000% due 10/06/26	50,000	50,165
Hasbro Inc 3.150% due 05/15/21	50,000	51,095
3.500% due 09/15/27	30,000	29,701
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,314
Kohl’s Corp 3.250% due 02/01/23	100,000	97,125
4.250% due 07/17/25	50,000	51,271
5.550% due 07/17/45	50,000	48,343
Lear Corp 5.250% due 01/15/25	65,000	69,509

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Leggett & Platt Inc 3.800% due 11/15/24	$50,000	$51,647
Lowe’s Cos Inc 3.100% due 05/03/27	200,000	199,028
3.120% due 04/15/22	100,000	103,165
3.700% due 04/15/46	250,000	242,991
3.875% due 09/15/23	100,000	107,029
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	47,953
3.875% due 01/15/22	100,000	100,429
6.375% due 03/15/37	100,000	102,764
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	26,645
Marriott International Inc 2.875% due 03/01/21	50,000	50,734
3.125% due 06/15/26	200,000	198,010
3.375% due 10/15/20	83,000	85,305
McDonald’s Corp 2.750% due 12/09/20	45,000	45,875
3.375% due 05/26/25	100,000	102,774
3.500% due 07/15/20	50,000	51,924
3.500% due 03/01/27	50,000	51,474
3.700% due 01/30/26	160,000	166,929
3.700% due 02/15/42	200,000	189,107
4.875% due 07/15/40	10,000	11,035
4.875% due 12/09/45	50,000	56,454
Newell Brands Inc 3.150% due 04/01/21	125,000	127,956
3.850% due 04/01/23	20,000	21,048
4.200% due 04/01/26	225,000	237,093
5.375% due 04/01/36	15,000	17,514
5.500% due 04/01/46	20,000	23,698
NIKE Inc 2.250% due 05/01/23	27,000	26,957
3.375% due 11/01/46	200,000	186,493
3.625% due 05/01/43	25,000	24,613
Nordstrom Inc 4.000% due 10/15/21	250,000	256,342
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	104,498
PACCAR Financial Corp 2.300% due 08/10/22	100,000	99,876
QVC Inc 3.125% due 04/01/19	100,000	101,046
5.450% due 08/15/34	100,000	98,734
Southwest Airlines Co 2.750% due 11/06/19	50,000	50,686
Starbucks Corp 2.100% due 02/04/21	60,000	60,265
2.450% due 06/15/26	50,000	48,105
4.300% due 06/15/45	35,000	38,125
Target Corp 2.500% due 04/15/26	225,000	215,990
2.900% due 01/15/22	100,000	102,584
3.625% due 04/15/46	25,000	23,569
7.000% due 01/15/38	100,000	142,793
The Home Depot Inc 2.000% due 06/15/19	150,000	150,956
2.000% due 04/01/21	50,000	50,042
2.125% due 09/15/26	300,000	281,937
2.700% due 04/01/23	100,000	101,575
3.000% due 04/01/26	25,000	25,105
3.350% due 09/15/25	45,000	46,576
3.500% due 09/15/56	55,000	50,835
4.200% due 04/01/43	300,000	321,103
4.400% due 04/01/21	100,000	107,372
5.875% due 12/16/36	75,000	97,556
Toyota Motor Credit Corp 1.700% due 01/09/19	100,000	100,034
1.900% due 04/08/21	100,000	99,273

	Principal Amount	Value
2.000% due 10/24/18	$400,000	$401,966
2.600% due 01/11/22	100,000	101,210
2.625% due 01/10/23	100,000	101,032
3.200% due 01/11/27	100,000	102,054
4.250% due 01/11/21	100,000	106,462
United Airlines Pass-Through Trust ‘A’ 3.450% due 01/07/30	30,000	30,488
4.000% due 10/11/27	94,988	100,753
United Airlines Pass-Through Trust ‘AA’ 2.875% due 04/07/30	150,000	147,802
3.100% due 01/07/30	50,000	50,096
3.450% due 06/01/29	23,791	24,435
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	73,827	79,179
Wal-Mart Stores Inc 3.250% due 10/25/20	100,000	104,163
3.300% due 04/22/24	300,000	314,419
3.625% due 07/08/20	150,000	157,466
4.300% due 04/22/44	100,000	111,346
5.000% due 10/25/40	200,000	240,183
5.250% due 09/01/35	125,000	153,813
6.500% due 08/15/37	350,000	487,566
Walgreen Co 3.100% due 09/15/22	75,000	76,471
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	29,943
3.800% due 11/18/24	200,000	206,903
4.650% due 06/01/46	20,000	20,958
4.800% due 11/18/44	165,000	175,878
WW Grainger Inc 3.750% due 05/15/46	50,000	47,791
4.600% due 06/15/45	20,000	21,585
Wyndham Worldwide Corp 4.150% due 04/01/24	60,000	60,897
4.500% due 04/01/27	70,000	70,351

		17,169,535

Consumer, Non-Cyclical - 4.4%

Abbott Laboratories 2.350% due 11/22/19	105,000	105,896
2.900% due 11/30/21	150,000	152,696
2.950% due 03/15/25	100,000	98,918
3.250% due 04/15/23	100,000	102,214
3.400% due 11/30/23	100,000	103,077
3.750% due 11/30/26	200,000	205,524
4.750% due 11/30/36	100,000	110,496
4.900% due 11/30/46	100,000	112,077
5.125% due 04/01/19	80,000	83,820
6.150% due 11/30/37	25,000	30,874
AbbVie Inc 2.000% due 11/06/18	150,000	150,525
2.300% due 05/14/21	100,000	99,898
2.500% due 05/14/20	150,000	151,867
2.850% due 05/14/23	50,000	50,435
3.200% due 11/06/22	70,000	71,837
3.200% due 05/14/26	100,000	100,346
3.600% due 05/14/25	175,000	181,666
4.300% due 05/14/36	50,000	52,635
4.400% due 11/06/42	125,000	131,325
4.450% due 05/14/46	100,000	105,625
4.500% due 05/14/35	160,000	172,621
4.700% due 05/14/45	50,000	54,691
Actavis Inc 3.250% due 10/01/22	100,000	102,694
4.625% due 10/01/42	100,000	105,569
Aetna Inc 2.750% due 11/15/22	125,000	126,120
2.800% due 06/15/23	25,000	25,158
3.500% due 11/15/24	100,000	104,479
3.875% due 08/15/47	30,000	30,521
4.125% due 11/15/42	100,000	104,787

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Allergan Funding SCS 2.450% due 06/15/19	$65,000	$65,471
3.000% due 03/12/20	70,000	71,495
3.800% due 03/15/25	70,000	72,785
4.550% due 03/15/35	320,000	342,283
4.750% due 03/15/45	30,000	32,602
Allergan Inc 2.800% due 03/15/23	25,000	24,851
Altria Group Inc 4.500% due 05/02/43	100,000	107,310
4.750% due 05/05/21	200,000	216,832
9.250% due 08/06/19	250,000	283,179
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	103,150
Amgen Inc 2.650% due 05/11/22	150,000	151,342
3.625% due 05/22/24	100,000	104,402
4.400% due 05/01/45	100,000	104,827
5.150% due 11/15/41	174,000	199,607
5.700% due 02/01/19	100,000	105,066
5.750% due 03/15/40	400,000	483,435
6.400% due 02/01/39	225,000	289,800
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	295,000	295,834
2.650% due 02/01/21	160,000	162,685
3.300% due 02/01/23	300,000	311,301
3.650% due 02/01/26	700,000	725,152
3.700% due 02/01/24	200,000	210,192
4.625% due 02/01/44	300,000	322,183
4.700% due 02/01/36	275,000	305,350
4.900% due 02/01/46	330,000	377,069
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	100,000	100,913
3.750% due 07/15/42	100,000	97,158
4.375% due 02/15/21	200,000	214,052
4.950% due 01/15/42	300,000	340,818
5.375% due 01/15/20	200,000	215,298
7.750% due 01/15/19	100,000	107,432
Anthem Inc 2.250% due 08/15/19	200,000	200,929
3.300% due 01/15/23	75,000	77,318
4.625% due 05/15/42	100,000	108,690
4.650% due 01/15/43	50,000	54,140
Archer-Daniels-Midland Co 3.750% due 09/15/47	100,000	98,852
4.016% due 04/16/43	50,000	51,576
4.479% due 03/01/21	100,000	106,764
Ascension Health 3.945% due 11/15/46	55,000	56,195
AstraZeneca PLC (United Kingdom) 1.750% due 11/16/18	50,000	49,998
1.950% due 09/18/19	200,000	200,055
2.375% due 11/16/20	100,000	100,576
2.375% due 06/12/22	100,000	99,229
3.125% due 06/12/27	100,000	98,980
3.375% due 11/16/25	100,000	101,655
4.000% due 09/18/42	25,000	25,160
4.375% due 11/16/45	25,000	26,630
6.450% due 09/15/37	100,000	134,318
Automatic Data Processing Inc 2.250% due 09/15/20	50,000	50,538
3.375% due 09/15/25	25,000	25,938
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20 ~	200,000	200,734
2.764% due 08/15/22 ~	150,000	150,965
3.222% due 08/15/24 ~	100,000	100,356
3.557% due 08/15/27 ~	100,000	100,507
4.390% due 08/15/37 ~	70,000	71,541
4.540% due 08/15/47 ~	210,000	216,831

	Principal Amount	Value
Baxalta Inc 2.875% due 06/23/20	$150,000	$152,311
4.000% due 06/23/25	50,000	52,517
5.250% due 06/23/45	30,000	34,635
Becton Dickinson & Co 2.133% due 06/06/19	50,000	50,143
2.404% due 06/05/20	35,000	35,139
2.894% due 06/06/22	265,000	265,855
3.125% due 11/08/21	100,000	102,012
3.363% due 06/06/24	50,000	50,520
3.700% due 06/06/27	150,000	151,475
3.734% due 12/15/24	129,000	131,925
4.669% due 06/06/47	50,000	52,637
Bestfoods 7.250% due 12/15/26	200,000	268,500
Biogen Inc 5.200% due 09/15/45	300,000	350,631
Block Financial LLC 4.125% due 10/01/20	100,000	103,990
Boston Scientific Corp 2.650% due 10/01/18	100,000	100,916
3.375% due 05/15/22	300,000	308,054
Bristol-Myers Squibb Co 1.600% due 02/27/19	100,000	99,959
1.750% due 03/01/19	100,000	100,126
3.250% due 02/27/27	100,000	102,771
3.250% due 08/01/42	100,000	91,821
Brown-Forman Corp 4.500% due 07/15/45	40,000	43,152
Bunge Ltd Finance Corp 3.000% due 09/25/22	55,000	55,035
3.250% due 08/15/26	20,000	19,301
3.750% due 09/25/27	30,000	30,000
8.500% due 06/15/19	10,000	11,048
Campbell Soup Co 2.500% due 08/02/22	100,000	100,219
Cardinal Health Inc 1.948% due 06/14/19	35,000	35,047
2.616% due 06/15/22	50,000	49,999
3.079% due 06/15/24	50,000	50,402
3.410% due 06/15/27	100,000	100,500
3.750% due 09/15/25	50,000	51,838
4.368% due 06/15/47	50,000	51,378
4.900% due 09/15/45	50,000	55,300
Catholic Health Initiatives 4.350% due 11/01/42	150,000	140,973
Celgene Corp 2.250% due 05/15/19	200,000	200,917
3.250% due 08/15/22	100,000	103,289
3.875% due 08/15/25	100,000	105,648
4.000% due 08/15/23	100,000	107,115
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,483
2.450% due 08/01/22	100,000	99,709
Cigna Corp 3.050% due 10/15/27	30,000	29,630
3.875% due 10/15/47	50,000	50,016
4.500% due 03/15/21	100,000	106,600
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	158,815
Colgate-Palmolive Co
1.500% due 11/01/18	100,000	99,974
1.750% due 03/15/19	100,000	100,174
3.700% due 08/01/47	100,000	98,780
Conagra Brands Inc 3.200% due 01/25/23	79,000	80,481
Constellation Brands Inc 2.700% due 05/09/22	200,000	200,838
3.500% due 05/09/27	15,000	15,266
3.750% due 05/01/21	20,000	20,845

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
3.875% due 11/15/19	$20,000	$20,763
4.250% due 05/01/23	85,000	91,194
6.000% due 05/01/22	25,000	28,606
CR Bard Inc 3.000% due 05/15/26	50,000	50,230
Danaher Corp 3.350% due 09/15/25	30,000	31,207
4.375% due 09/15/45	30,000	32,661
Diageo Capital PLC (United Kingdom) 3.875% due 04/29/43	100,000	101,953
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	153,823
Dignity Health 5.267% due 11/01/64	100,000	104,623
Dr Pepper Snapple Group Inc 2.550% due 09/15/26	50,000	47,210
3.130% due 12/15/23	50,000	51,056
3.430% due 06/15/27	35,000	35,236
4.420% due 12/15/46	250,000	263,323
Ecolab Inc 2.375% due 08/10/22	200,000	199,946
4.350% due 12/08/21	100,000	108,235
Eli Lilly & Co 3.700% due 03/01/45	200,000	201,248
5.500% due 03/15/27	100,000	119,923
Equifax Inc 2.300% due 06/01/21	50,000	48,880
Express Scripts Holding Co 3.000% due 07/15/23	50,000	50,206
3.300% due 02/25/21	300,000	308,733
3.400% due 03/01/27	20,000	19,748
3.900% due 02/15/22	300,000	316,092
4.800% due 07/15/46	15,000	15,892
General Mills Inc 3.200% due 02/10/27	100,000	99,128
5.400% due 06/15/40	45,000	52,314
5.650% due 02/15/19	100,000	105,105
Gilead Sciences Inc 1.850% due 09/20/19	45,000	45,048
1.950% due 03/01/22	230,000	226,758
2.550% due 09/01/20	100,000	101,809
2.950% due 03/01/27	100,000	99,150
3.250% due 09/01/22	170,000	176,151
3.650% due 03/01/26	100,000	104,491
4.150% due 03/01/47	75,000	77,442
4.400% due 12/01/21	100,000	108,226
4.500% due 02/01/45	210,000	226,050
4.600% due 09/01/35	45,000	49,751
4.750% due 03/01/46	50,000	56,337
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	100,000	137,360
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	204,632
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	108,732
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	78,997
Humana Inc 3.850% due 10/01/24	100,000	105,155
4.625% due 12/01/42	100,000	108,371
Ingredion Inc 3.200% due 10/01/26	100,000	98,661
Johnson & Johnson 1.125% due 03/01/19	30,000	29,790
1.650% due 12/05/18	150,000	150,279
1.650% due 03/01/21	50,000	49,589
2.050% due 03/01/23	50,000	49,561
2.250% due 03/03/22	150,000	151,615

	Principal Amount	Value
2.450% due 12/05/21	$150,000	$152,003
2.450% due 03/01/26	50,000	49,133
2.950% due 03/03/27	150,000	152,284
3.550% due 03/01/36	25,000	25,764
3.625% due 03/03/37	132,000	137,988
3.700% due 03/01/46	25,000	25,931
3.750% due 03/03/47	50,000	52,375
4.850% due 05/15/41	50,000	59,679
5.950% due 08/15/37	100,000	134,350
Kaiser Foundation Hospitals 3.150% due 05/01/27	25,000	25,183
4.150% due 05/01/47	20,000	21,468
Kellogg Co 4.500% due 04/01/46	150,000	156,472
Kimberly-Clark Corp 3.050% due 08/15/25	50,000	50,865
6.625% due 08/01/37	100,000	139,994
7.500% due 11/01/18	50,000	53,084
Kraft Heinz Foods Co 2.800% due 07/02/20	400,000	407,416
3.000% due 06/01/26	80,000	76,856
3.500% due 06/06/22	200,000	207,560
4.375% due 06/01/46	115,000	113,153
6.500% due 02/09/40	175,000	220,819
Laboratory Corp of America Holdings 3.600% due 09/01/27	100,000	100,738
4.625% due 11/15/20	100,000	106,370
4.700% due 02/01/45	50,000	51,670
Life Technologies Corp 6.000% due 03/01/20	100,000	108,692
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	132,034
McCormick & Co Inc 3.400% due 08/15/27	50,000	50,258
McKesson Corp 3.796% due 03/15/24	300,000	315,529
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	220,342
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	52,518
Medtronic Global Holdings SCA 1.700% due 03/28/19	50,000	49,980
3.350% due 04/01/27	50,000	51,433
Medtronic Inc 2.500% due 03/15/20	55,000	55,843
2.750% due 04/01/23	50,000	50,731
3.150% due 03/15/22	125,000	129,476
3.500% due 03/15/25	380,000	396,556
4.375% due 03/15/35	365,000	402,357
4.450% due 03/15/20	25,000	26,483
4.500% due 03/15/42	100,000	109,894
4.625% due 03/15/45	80,000	91,224
Merck & Co Inc 2.400% due 09/15/22	100,000	100,793
2.750% due 02/10/25	200,000	200,743
3.600% due 09/15/42	300,000	299,385
4.150% due 05/18/43	100,000	109,202
6.500% due 12/01/33	50,000	67,121
6.550% due 09/15/37	50,000	69,355
Molson Coors Brewing Co
2.100% due 07/15/21	35,000	34,533
3.000% due 07/15/26	245,000	238,631
4.200% due 07/15/46	40,000	39,989
5.000% due 05/01/42	100,000	111,852
Moody’s Corp 2.750% due 12/15/21	50,000	50,428
4.875% due 02/15/24	50,000	55,293
Mylan NV 2.500% due 06/07/19	60,000	60,255
3.150% due 06/15/21	100,000	101,816

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
3.950% due 06/15/26	$100,000	$101,953
5.250% due 06/15/46	65,000	70,738
Northwell Healthcare Inc 4.260% due 11/01/47	100,000	100,781
Novartis Capital Corp (Switzerland) 1.800% due 02/14/20	25,000	25,019
2.400% due 05/17/22	50,000	50,387
2.400% due 09/21/22	75,000	75,548
3.000% due 11/20/25	100,000	102,164
3.100% due 05/17/27	30,000	30,531
3.400% due 05/06/24	150,000	157,417
4.000% due 11/20/45	100,000	106,340
4.400% due 04/24/20	50,000	53,177
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	130,765
NYU Hospitals Center 4.368% due 07/01/47	25,000	26,490
Pepsi-Cola Metropolitan Bottling Co Inc 7.000% due 03/01/29	200,000	271,350
PepsiCo Inc 1.550% due 05/02/19	50,000	49,964
1.850% due 04/30/20	100,000	100,096
2.250% due 05/02/22	50,000	50,076
2.375% due 10/06/26	55,000	52,779
2.750% due 03/01/23	100,000	102,137
2.750% due 04/30/25	100,000	100,127
3.100% due 07/17/22	50,000	51,920
3.450% due 10/06/46	60,000	57,206
3.500% due 07/17/25	50,000	52,256
3.600% due 03/01/24	71,000	75,037
4.000% due 05/02/47	35,000	36,751
4.450% due 04/14/46	150,000	166,678
4.600% due 07/17/45	35,000	39,636
Pfizer Inc 2.200% due 12/15/21	50,000	50,301
3.000% due 12/15/26	100,000	101,336
3.400% due 05/15/24	550,000	578,739
4.125% due 12/15/46	265,000	283,537
Philip Morris International Inc 1.875% due 01/15/19	50,000	50,139
2.000% due 02/21/20	35,000	35,049
2.125% due 05/10/23	25,000	24,360
2.625% due 02/18/22	25,000	25,220
3.125% due 08/17/27	300,000	300,995
3.250% due 11/10/24	125,000	127,491
3.375% due 08/11/25	50,000	51,347
4.250% due 11/10/44	30,000	31,358
4.500% due 03/20/42	200,000	216,998
6.375% due 05/16/38	100,000	133,406
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	123,728
Princeton University 5.700% due 03/01/39	50,000	67,667
Quest Diagnostics Inc 2.500% due 03/30/20	300,000	301,590
4.750% due 01/30/20	15,000	15,867
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	200,000	214,905
6.150% due 09/15/43	300,000	377,352
S&P Global Inc 4.000% due 06/15/25	50,000	52,605
4.400% due 02/15/26	100,000	108,366
Sanofi (France) 4.000% due 03/29/21	200,000	211,917
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	200,000	199,677
2.400% due 09/23/21	250,000	249,297
3.200% due 09/23/26	250,000	246,829

	Principal Amount	Value
Stryker Corp 4.100% due 04/01/43	$100,000	$100,269
4.375% due 05/15/44	300,000	314,862
Sysco Corp 2.500% due 07/15/21	35,000	35,246
2.600% due 10/01/20	50,000	50,761
2.600% due 06/12/22	100,000	100,273
3.250% due 07/15/27	50,000	49,926
3.750% due 10/01/25	25,000	25,994
4.500% due 04/01/46	25,000	26,395
4.850% due 10/01/45	15,000	16,542
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	197,426
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	140,000	138,022
2.200% due 07/21/21	175,000	168,450
2.800% due 07/21/23	165,000	157,941
3.150% due 10/01/26	55,000	50,782
4.100% due 10/01/46	125,000	105,649
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	129,477
The Clorox Co 3.800% due 11/15/21	100,000	105,048
The Coca-Cola Co 1.375% due 05/30/19	150,000	149,535
1.875% due 10/27/20	50,000	50,041
2.500% due 04/01/23	200,000	201,160
2.550% due 06/01/26	100,000	97,377
2.875% due 10/27/25	50,000	50,412
3.150% due 11/15/20	200,000	207,992
3.300% due 09/01/21	100,000	104,945
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	29,569
3.150% due 03/15/27	50,000	50,882
4.150% due 03/15/47	30,000	31,556
The George Washington University 4.300% due 09/15/44	50,000	54,078
The Hershey Co 2.300% due 08/15/26	50,000	47,103
The JM Smucker Co 4.375% due 03/15/45	350,000	366,654
The Kroger Co 2.600% due 02/01/21	50,000	50,157
2.800% due 08/01/22	100,000	100,353
3.300% due 01/15/21	100,000	102,568
3.500% due 02/01/26	50,000	49,252
3.850% due 08/01/23	150,000	155,500
3.875% due 10/15/46	200,000	174,606
4.650% due 01/15/48	100,000	97,096
5.150% due 08/01/43	25,000	25,714
The Procter & Gamble Co 2.300% due 02/06/22	100,000	100,828
2.450% due 11/03/26	300,000	290,513
5.550% due 03/05/37	200,000	264,457
The WhiteWave Foods Co (France) 5.375% due 10/01/22	25,000	28,174
Thermo Fisher Scientific Inc 2.950% due 09/19/26	30,000	29,406
3.000% due 04/15/23	70,000	71,221
3.150% due 01/15/23	100,000	101,862
3.650% due 12/15/25	100,000	103,650
4.150% due 02/01/24	100,000	106,847
5.300% due 02/01/44	100,000	118,572
Tyson Foods Inc 2.250% due 08/23/21	15,000	14,932
4.500% due 06/15/22	300,000	324,695

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	$100,000	$99,949
5.900% due 11/15/32	50,000	65,785
UnitedHealth Group Inc 1.625% due 03/15/19	250,000	249,489
2.700% due 07/15/20	30,000	30,603
3.450% due 01/15/27	150,000	155,373
3.750% due 07/15/25	75,000	79,643
4.200% due 01/15/47	125,000	133,454
4.625% due 11/15/41	300,000	337,194
4.750% due 07/15/45	50,000	57,977
6.875% due 02/15/38	250,000	355,313
University of Southern California 3.028% due 10/01/39	50,000	46,912
Verisk Analytics Inc 4.125% due 09/12/22	100,000	105,689
Whole Foods Market Inc 5.200% due 12/03/25	50,000	57,482
Wyeth LLC 5.950% due 04/01/37	50,000	65,863
6.500% due 02/01/34	100,000	135,127
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	102,530
3.550% due 04/01/25	370,000	374,061
Zoetis Inc 3.250% due 02/01/23	300,000	310,483

		43,319,736

Energy - 2.8%

Anadarko Petroleum Corp 3.450% due 07/15/24	100,000	99,174
6.200% due 03/15/40	100,000	116,508
6.450% due 09/15/36	150,000	178,965
6.600% due 03/15/46	200,000	248,364
Andeavor 4.750% due 12/15/23 ~	50,000	54,007
5.125% due 12/15/26 ~	50,000	54,945
Apache Corp 3.250% due 04/15/22	200,000	203,008
4.750% due 04/15/43	50,000	50,434
5.100% due 09/01/40	100,000	104,898
5.250% due 02/01/42	25,000	26,530
6.000% due 01/15/37	25,000	29,327
Baker Hughes a GE Co LLC 5.125% due 09/15/40	50,000	57,919
7.500% due 11/15/18	165,000	175,476
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	106,550
BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	20,000	19,998
2.112% due 09/16/21	200,000	199,172
2.237% due 05/10/19	200,000	201,493
2.315% due 02/13/20	100,000	100,895
2.750% due 05/10/23	250,000	250,945
3.119% due 05/04/26	25,000	25,009
3.224% due 04/14/24	100,000	102,277
3.561% due 11/01/21	100,000	105,209
3.588% due 04/14/27	100,000	102,952
3.723% due 11/28/28	400,000	412,518
Buckeye Partners LP 2.650% due 11/15/18	100,000	100,432
3.950% due 12/01/26	20,000	19,760
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	135,857
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	50,000	49,752
3.800% due 04/15/24	43,000	44,267
3.850% due 06/01/27	50,000	50,604
4.950% due 06/01/47	25,000	26,301
6.750% due 02/01/39	90,000	110,341

	Principal Amount	Value
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	$45,000	$44,299
4.250% due 04/15/27 ~	100,000	99,299
4.450% due 09/15/42	100,000	87,894
5.250% due 06/15/37 ~	35,000	34,823
5.400% due 06/15/47 ~	50,000	50,296
5.700% due 10/15/19	65,000	68,914
Chevron Corp 1.561% due 05/16/19	100,000	99,865
1.790% due 11/16/18	50,000	50,099
2.100% due 05/16/21	100,000	100,078
2.355% due 12/05/22	250,000	250,555
2.419% due 11/17/20	50,000	50,697
2.566% due 05/16/23	100,000	100,646
2.954% due 05/16/26	100,000	99,911
3.191% due 06/24/23	200,000	207,833
3.326% due 11/17/25	50,000	51,436
4.950% due 03/03/19	50,000	52,302
Cimarex Energy Co 3.900% due 05/15/27	155,000	158,486
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	200,599
Concho Resources Inc 4.375% due 01/15/25	50,000	52,750
ConocoPhillips 6.500% due 02/01/39	250,000	335,911
ConocoPhillips Co 3.350% due 11/15/24	350,000	360,374
4.200% due 03/15/21	50,000	53,324
4.950% due 03/15/26	50,000	56,437
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	130,295
Devon Energy Corp 5.000% due 06/15/45	105,000	111,005
5.850% due 12/15/25	50,000	57,713
Devon Financing Co LLC 7.875% due 09/30/31	150,000	198,370
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	90,737
5.875% due 09/18/23	50,000	55,650
5.875% due 05/28/45	200,000	196,250
7.625% due 07/23/19	100,000	109,920
Enable Midstream Partners LP 2.400% due 05/15/19	100,000	99,735
4.400% due 03/15/27	200,000	203,723
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	15,976
7.500% due 04/15/38	50,000	63,568
Enbridge Inc (Canada) 2.900% due 07/15/22	100,000	100,666
3.700% due 07/15/27	100,000	101,351
4.500% due 06/10/44	150,000	151,375
Encana Corp (Canada) 3.900% due 11/15/21	200,000	206,235
Energy Transfer LP 3.600% due 02/01/23	400,000	407,126
4.050% due 03/15/25	100,000	101,508
4.200% due 04/15/27	100,000	101,402
4.900% due 02/01/24	100,000	106,174
5.300% due 04/15/47	100,000	100,543
5.950% due 10/01/43	100,000	107,379
6.125% due 12/15/45	200,000	220,303
6.500% due 02/01/42	100,000	113,449
9.000% due 04/15/19	50,000	55,042
EnLink Midstream Partners LP 4.850% due 07/15/26	30,000	31,435
5.450% due 06/01/47	150,000	155,317
Enterprise Products Operating LLC 4.450% due 02/15/43	300,000	309,399
4.850% due 03/15/44	300,000	323,144

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
6.125% due 10/15/39	$115,000	$139,796
6.500% due 01/31/19	100,000	105,845
6.875% due 03/01/33	150,000	189,711
EOG Resources Inc 3.150% due 04/01/25	350,000	349,809
5.625% due 06/01/19	100,000	105,909
EQT Corp 8.125% due 06/01/19	25,000	27,441
EQT Midstream Partners LP 4.125% due 12/01/26	35,000	35,122
Exxon Mobil Corp 1.708% due 03/01/19	100,000	100,097
2.222% due 03/01/21	40,000	40,313
2.709% due 03/06/25	300,000	301,404
3.043% due 03/01/26	100,000	101,982
3.176% due 03/15/24	200,000	207,517
4.114% due 03/01/46	65,000	70,368
Halliburton Co 3.250% due 11/15/21	100,000	102,965
3.800% due 11/15/25	45,000	46,399
4.850% due 11/15/35	50,000	54,344
5.000% due 11/15/45	42,000	46,218
7.450% due 09/15/39	25,000	35,278
Hess Corp 4.300% due 04/01/27	50,000	49,845
5.600% due 02/15/41	50,000	50,237
5.800% due 04/01/47	50,000	51,346
7.125% due 03/15/33	50,000	58,370
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	104,486
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	103,900
4.150% due 02/01/24	100,000	103,765
5.300% due 09/15/20	50,000	53,887
5.400% due 09/01/44	250,000	260,696
6.950% due 01/15/38	200,000	243,195
Kinder Morgan Inc 3.050% due 12/01/19	100,000	101,847
3.150% due 01/15/23	250,000	251,459
5.300% due 12/01/34	70,000	73,256
6.500% due 09/15/20	300,000	331,691
Magellan Midstream Partners LP 4.200% due 10/03/47 #	50,000	49,315
4.250% due 09/15/46	70,000	69,649
5.000% due 03/01/26	50,000	55,707
Marathon Oil Corp 2.800% due 11/01/22	100,000	97,300
3.850% due 06/01/25	50,000	49,716
4.400% due 07/15/27	100,000	102,279
5.200% due 06/01/45	50,000	50,509
Marathon Petroleum Corp 2.700% due 12/14/18	50,000	50,355
3.400% due 12/15/20	50,000	51,628
6.500% due 03/01/41	100,000	120,664
MPLX LP 4.875% due 12/01/24	250,000	269,807
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	97,158
3.950% due 12/01/42	100,000	84,955
Nexen Energy ULC (China) 6.200% due 07/30/19	50,000	53,233
7.500% due 07/30/39	300,000	436,430
Noble Energy Inc 3.850% due 01/15/28	50,000	50,182
4.150% due 12/15/21	100,000	105,414
5.050% due 11/15/44	150,000	155,305
Occidental Petroleum Corp 2.700% due 02/15/23	200,000	201,548
4.100% due 02/01/21	100,000	105,586
4.100% due 02/15/47	50,000	51,570

	Principal Amount	Value
ONEOK Inc 4.000% due 07/13/27	$130,000	$131,816
4.950% due 07/13/47	50,000	50,297
ONEOK Partners LP 3.375% due 10/01/22	100,000	101,125
8.625% due 03/01/19	150,000	162,923
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	268,464
Petroleos Mexicanos (Mexico) 4.250% due 01/15/25	200,000	199,340
4.500% due 01/23/26	250,000	250,200
4.875% due 01/24/22	100,000	105,125
5.500% due 02/04/19	60,000	62,670
5.500% due 01/21/21	100,000	106,825
5.625% due 01/23/46	150,000	140,062
6.375% due 02/04/21	100,000	109,801
6.500% due 03/13/27 ~	700,000	778,050
6.500% due 06/02/41	400,000	419,200
6.625% due 06/15/35	200,000	216,500
6.875% due 08/04/26	100,000	114,000
8.000% due 05/03/19	200,000	218,500
Phillips 66 4.300% due 04/01/22	100,000	107,487
4.650% due 11/15/34	200,000	212,248
Phillips 66 Partners LP 3.550% due 10/01/26	50,000	48,989
4.900% due 10/01/46	25,000	25,104
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	105,163
4.450% due 01/15/26	50,000	53,472
Plains All American Pipeline LP 4.500% due 12/15/26	150,000	152,456
4.650% due 10/15/25	100,000	103,114
4.700% due 06/15/44	50,000	45,386
5.000% due 02/01/21	50,000	52,615
Sabine Pass Liquefaction LLC 4.200% due 03/15/28	200,000	201,932
5.625% due 02/01/21	210,000	227,722
5.625% due 03/01/25	165,000	182,230
5.750% due 05/15/24	165,000	184,060
Schlumberger Investment SA 3.650% due 12/01/23	42,000	44,603
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	100,000	99,656
1.375% due 09/12/19	50,000	49,689
1.750% due 09/12/21	50,000	49,346
1.875% due 05/10/21	100,000	99,316
2.125% due 05/11/20	100,000	100,792
2.375% due 08/21/22	100,000	100,317
2.500% due 09/12/26	50,000	48,218
2.875% due 05/10/26	100,000	99,307
3.250% due 05/11/25	100,000	102,470
3.625% due 08/21/42	100,000	95,864
3.750% due 09/12/46	50,000	49,208
4.000% due 05/10/46	100,000	101,334
4.125% due 05/11/35	263,000	278,128
4.300% due 09/22/19	100,000	104,915
4.550% due 08/12/43	550,000	598,237
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	106,006
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	100,471
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	19,811
Statoil ASA (Norway) 2.450% due 01/17/23	100,000	99,857
2.900% due 11/08/20	90,000	92,150
3.150% due 01/23/22	100,000	103,151
3.700% due 03/01/24	200,000	211,742

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
3.950% due 05/15/43	$300,000	$301,389
5.250% due 04/15/19	100,000	105,252
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	100,916
3.900% due 07/15/26	100,000	99,351
TC PipeLines LP 3.900% due 05/25/27	20,000	20,064
Total Capital International SA (France) 3.700% due 01/15/24	200,000	211,379
Total Capital SA (France) 4.125% due 01/28/21	100,000	106,300
4.450% due 06/24/20	200,000	213,595
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	100,027
3.750% due 10/16/23	100,000	105,314
7.125% due 01/15/19	100,000	106,570
7.250% due 08/15/38	300,000	418,468
7.625% due 01/15/39	50,000	73,477
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	153,756
Valero Energy Corp 6.125% due 02/01/20	50,000	54,401
6.625% due 06/15/37	150,000	189,743
Valero Energy Partners LP 4.375% due 12/15/26	65,000	67,175
Western Gas Partners LP 5.375% due 06/01/21	200,000	214,312
Williams Partners LP 3.600% due 03/15/22	100,000	103,394
3.750% due 06/15/27	50,000	50,007
4.000% due 11/15/21	100,000	104,476
4.000% due 09/15/25	300,000	307,248
5.100% due 09/15/45	100,000	105,447
6.300% due 04/15/40	20,000	24,019
XTO Energy Inc 6.500% due 12/15/18	100,000	105,586

		27,795,443

Financial - 10.2%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	150,000	153,536
3.950% due 02/01/22	175,000	182,282
4.500% due 05/15/21	150,000	158,802
4.625% due 10/30/20	150,000	159,712
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	50,450
Aflac Inc 3.625% due 06/15/23	200,000	210,904
4.000% due 02/15/22	100,000	106,497
African Development Bank (Multi-National) 1.125% due 09/20/19	300,000	296,881
1.375% due 02/12/20	200,000	198,564
Air Lease Corp 2.625% due 07/01/22	50,000	49,682
3.375% due 01/15/19	100,000	101,686
Alexandria Real Estate Equities Inc REIT 3.950% due 01/15/27	25,000	25,558
4.500% due 07/30/29	20,000	21,099
Alleghany Corp 4.950% due 06/27/22	100,000	109,828
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	104,856
American Express Co 2.650% due 12/02/22	150,000	150,913
4.050% due 12/03/42	125,000	128,835
American Express Credit Corp 1.875% due 11/05/18	80,000	80,085
1.875% due 05/03/19	60,000	60,071
2.125% due 03/18/19	100,000	100,557

	Principal Amount	Value
2.375% due 05/26/20	$100,000	$101,094
3.300% due 05/03/27	65,000	65,666
American Financial Group Inc 4.500% due 06/15/47	50,000	51,801
American International Group Inc 3.750% due 07/10/25	35,000	36,191
3.875% due 01/15/35	100,000	98,185
3.900% due 04/01/26	300,000	311,952
4.375% due 01/15/55	100,000	97,165
4.700% due 07/10/35	50,000	53,812
4.800% due 07/10/45	50,000	54,742
American Tower Corp REIT 3.375% due 10/15/26	100,000	98,997
3.450% due 09/15/21	200,000	207,109
4.700% due 03/15/22	200,000	216,846
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	106,874
7.300% due 06/28/19	20,000	21,771
Aon Corp 5.000% due 09/30/20	50,000	53,861
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	223,395
Ares Capital Corp 3.500% due 02/10/23	50,000	49,472
3.625% due 01/19/22	50,000	50,767
3.875% due 01/15/20	30,000	30,771
Asian Development Bank (Multi-National) 1.000% due 08/16/19	300,000	296,607
1.375% due 01/15/19	250,000	249,416
1.375% due 03/23/20	200,000	198,624
1.750% due 01/10/20	200,000	200,341
1.750% due 06/08/21	100,000	99,499
1.750% due 08/14/26	250,000	236,397
1.875% due 10/23/18	100,000	100,384
2.000% due 02/16/22	300,000	300,141
2.000% due 01/22/25	300,000	293,609
2.625% due 01/12/27	200,000	202,959
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	250,405
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	35,553
3.350% due 05/15/27	25,000	25,272
3.625% due 10/01/20	100,000	104,055
4.150% due 07/01/47	50,000	50,738
AXA SA (France) 8.600% due 12/15/30	75,000	107,625
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	54,269
Banco Santander SA (Spain) 3.500% due 04/11/22	300,000	307,468
Bank of America Corp 2.250% due 04/21/20 (LIBOR + 0.630%)	150,000	150,402
2.328% due 10/01/21 §	100,000	99,946
(LIBOR + 0.660%) 2.369% due 07/21/21 §	100,000	100,056
2.503% due 10/21/22	150,000	148,715
2.600% due 01/15/19	200,000	201,660
2.625% due 04/19/21	150,000	151,252
2.650% due 04/01/19	67,000	67,621
(LIBOR + 0.930%) 2.816% due 07/21/23 §	200,000	200,222
3.248% due 10/21/27	150,000	147,115
3.300% due 01/11/23	350,000	358,700
3.500% due 04/19/26	150,000	152,751
(LIBOR + 1.370%) 3.593% due 07/21/28 §	100,000	100,919
(LIBOR + 1.575%) 3.824% due 01/20/28 §	300,000	308,316

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
3.875% due 08/01/25	$100,000	$104,820
3.950% due 04/21/25	200,000	206,127
4.100% due 07/24/23	300,000	319,746
4.183% due 11/25/27	100,000	103,802
4.200% due 08/26/24	285,000	299,784
4.450% due 03/03/26	85,000	89,854
4.750% due 04/21/45	85,000	93,875
4.875% due 04/01/44	200,000	229,951
5.000% due 01/21/44	200,000	232,592
5.625% due 07/01/20	200,000	217,874
5.700% due 01/24/22	150,000	168,841
6.110% due 01/29/37	250,000	313,400
7.625% due 06/01/19	150,000	163,745
7.750% due 05/14/38	200,000	294,593
Bank of Montreal (Canada) 1.500% due 07/18/19	75,000	74,536
1.750% due 09/11/19	50,000	49,865
1.900% due 08/27/21	100,000	98,672
2.100% due 06/15/20	200,000	200,505
2.350% due 09/11/22	150,000	148,684
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	267,530
Barclays PLC (United Kingdom) 2.750% due 11/08/19	200,000	202,260
2.875% due 06/08/20	250,000	252,843
4.337% due 01/10/28	300,000	310,212
4.375% due 01/12/26	200,000	209,087
BB&T Corp 2.450% due 01/15/20	100,000	101,080
2.625% due 06/29/20	50,000	50,826
3.950% due 03/22/22	200,000	211,200
Berkshire Hathaway Finance Corp 1.700% due 03/15/19	60,000	60,124
4.300% due 05/15/43	200,000	218,275
5.750% due 01/15/40	25,000	32,321
Berkshire Hathaway Inc 2.200% due 03/15/21	35,000	35,250
3.000% due 02/11/23	50,000	51,643
3.125% due 03/15/26	35,000	35,422
3.400% due 01/31/22	100,000	104,971
BlackRock Inc 3.200% due 03/15/27	56,000	56,940
5.000% due 12/10/19	700,000	747,015
BNP Paribas SA (France) 2.400% due 12/12/18	150,000	151,161
2.450% due 03/17/19	100,000	100,878
5.000% due 01/15/21	200,000	217,177
Boston Properties LP REIT 3.700% due 11/15/18	200,000	203,414
4.125% due 05/15/21	100,000	105,803
BPCE SA (France) 2.500% due 07/15/19	250,000	252,664
Branch Banking & Trust Co 1.450% due 05/10/19	300,000	298,339
Brighthouse Financial Inc 3.700% due 06/22/27 ~	100,000	98,343
4.700% due 06/22/47 ~	50,000	49,008
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	100,000	98,887
4.125% due 06/15/26	50,000	50,488
Brookfield Finance Inc (Canada) 4.700% due 09/20/47	50,000	50,531
Brookfield Finance LLC (Canada) 4.000% due 04/01/24	50,000	51,841
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	100,000	99,444
Capital One Financial Corp 2.500% due 05/12/20	49,000	49,250
3.200% due 02/05/25	200,000	200,138

	Principal Amount	Value
3.750% due 07/28/26	$250,000	$247,944
3.750% due 03/09/27	50,000	50,628
Capital One NA 1.850% due 09/13/19	250,000	248,334
CBOE Holdings Inc 1.950% due 06/28/19	65,000	64,957
CBRE Services Inc REIT 4.875% due 03/01/26	100,000	107,933
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	104,748
Chubb INA Holdings Inc 2.300% due 11/03/20	400,000	403,026
2.700% due 03/13/23	25,000	25,207
3.150% due 03/15/25	100,000	101,673
4.150% due 03/13/43	25,000	26,758
5.900% due 06/15/19	15,000	15,986
Citibank NA 2.000% due 03/20/19	250,000	250,862
Citigroup Inc 2.350% due 08/02/21	150,000	149,318
2.450% due 01/10/20	150,000	151,150
2.500% due 07/29/19	100,000	100,871
2.650% due 10/26/20	250,000	252,704
2.700% due 03/30/21	50,000	50,571
(LIBOR + 0.950%) 2.876% due 07/24/23 §	200,000	200,418
3.400% due 05/01/26	100,000	100,361
(LIBOR + 1.390%) 3.668% due 07/24/28 §	100,000	100,866
3.750% due 06/16/24	100,000	104,381
3.875% due 03/26/25	100,000	102,448
(LIBOR + 1.563%) 3.887% due 01/10/28 §	100,000	102,736
4.000% due 08/05/24	50,000	51,821
4.050% due 07/30/22	500,000	524,249
4.125% due 07/25/28	60,000	61,954
(LIBOR + 1.839%) 4.281% due 04/24/48 §	200,000	209,501
4.300% due 11/20/26	100,000	104,312
4.400% due 06/10/25	400,000	422,345
4.500% due 01/14/22	60,000	64,591
4.750% due 05/18/46	50,000	54,545
5.300% due 05/06/44	400,000	469,481
6.125% due 08/25/36	100,000	123,989
8.125% due 07/15/39	200,000	317,189
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	298,298
CME Group Inc 3.000% due 09/15/22	50,000	51,385
3.000% due 03/15/25	50,000	50,830
CNA Financial Corp 3.450% due 08/15/27	100,000	99,376
4.500% due 03/01/26	50,000	53,495
Comerica Bank 4.000% due 07/27/25	250,000	258,514
Commonwealth Bank of Australia (Australia) 2.250% due 03/13/19	250,000	251,560
2.300% due 03/12/20	250,000	251,431
Cooperatieve Rabobank UA (Netherlands) 1.375% due 08/09/19	250,000	247,937
3.375% due 05/21/25	250,000	257,080
3.875% due 02/08/22	200,000	212,095
3.950% due 11/09/22	250,000	262,592
5.250% due 05/24/41	200,000	245,217
Corp Andina de Fomento (Multi-National) 2.000% due 05/10/19	300,000	300,149
8.125% due 06/04/19	25,000	27,502
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	51,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Council Of Europe Development Bank (Multi-National) 1.625% due 03/16/21	$200,000	$198,010
Credit Suisse AG NY (Switzerland) 2.300% due 05/28/19	300,000	302,072
4.375% due 08/05/20	350,000	371,311
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	250,000	254,980
3.800% due 09/15/22	250,000	259,721
3.800% due 06/09/23	250,000	259,029
Crown Castle International Corp REIT 2.250% due 09/01/21	55,000	54,278
3.200% due 09/01/24	35,000	34,873
3.400% due 02/15/21	30,000	30,904
3.650% due 09/01/27	35,000	35,038
3.700% due 06/15/26	35,000	35,302
4.000% due 03/01/27	40,000	40,964
4.450% due 02/15/26	35,000	37,112
4.750% due 05/15/47	25,000	25,628
CubeSmart LP REIT 3.125% due 09/01/26	50,000	48,137
DDR Corp REIT 3.375% due 05/15/23	100,000	98,756
3.900% due 08/15/24	50,000	50,312
Deutsche Bank AG (Germany) 2.700% due 07/13/20	100,000	100,454
2.850% due 05/10/19	400,000	404,112
3.700% due 05/30/24	285,000	289,445
Digital Realty Trust LP REIT 3.700% due 08/15/27	50,000	50,593
3.950% due 07/01/22	100,000	105,519
Discover Bank 3.450% due 07/27/26	250,000	246,113
Duke Realty LP REIT 3.875% due 10/15/22	200,000	209,829
E*TRADE Financial Corp 3.800% due 08/24/27	15,000	15,204
EPR Properties REIT 4.750% due 12/15/26	100,000	103,552
ERP Operating LP REIT 2.850% due 11/01/26	70,000	68,148
4.500% due 06/01/45	75,000	80,616
4.625% due 12/15/21	60,000	64,952
Essex Portfolio LP REIT 3.375% due 04/15/26	50,000	49,769
3.875% due 05/01/24	50,000	52,043
European Bank for Reconstruction & Development (Multi-National) 1.750% due 11/26/19	200,000	200,111
1.875% due 02/23/22	400,000	397,399
2.125% due 03/07/22	200,000	200,447
European Investment Bank (Multi-National) 1.250% due 05/15/19	200,000	198,889
1.250% due 12/16/19	700,000	693,677
1.375% due 09/15/21	150,000	146,612
1.625% due 03/16/20	300,000	299,328
1.625% due 08/14/20	200,000	199,145
1.750% due 06/17/19	600,000	601,477
2.250% due 03/15/22	200,000	201,819
2.375% due 06/15/22	800,000	811,457
2.875% due 09/15/20	250,000	257,585
3.250% due 01/29/24	600,000	634,113
4.875% due 02/15/36	425,000	549,524
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	52,378
Fifth Third Bancorp 2.875% due 07/27/20	300,000	305,842
8.250% due 03/01/38	25,000	38,106

	Principal Amount	Value
Fifth Third Bank 2.875% due 10/01/21	$300,000	$305,415
FMS Wertmanagement AoeR (Germany) 1.750% due 01/24/20	300,000	300,321
1.750% due 03/17/20	300,000	300,156
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,346
GE Capital International Funding Co 2.342% due 11/15/20	1,000,000	1,009,937
4.418% due 11/15/35	413,000	451,031
Government Properties Income Trust REIT 4.000% due 07/15/22	100,000	100,931
HCP Inc REIT 3.400% due 02/01/25	100,000	99,779
4.250% due 11/15/23	93,000	98,793
5.375% due 02/01/21	150,000	163,018
Hospitality Properties Trust REIT 4.950% due 02/15/27	110,000	115,404
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	102,354
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,587
HSBC Finance Corp 6.676% due 01/15/21	61,000	69,037
HSBC Holdings PLC (United Kingdom) 2.950% due 05/25/21	250,000	253,963
3.400% due 03/08/21	400,000	412,564
3.900% due 05/25/26	200,000	209,466
4.000% due 03/30/22	100,000	105,738
4.250% due 08/18/25	200,000	208,237
4.375% due 11/23/26	200,000	208,904
4.875% due 01/14/22	100,000	109,281
6.500% due 09/15/37	300,000	397,928
6.800% due 06/01/38	150,000	205,882
HSBC USA Inc 3.500% due 06/23/24	500,000	515,480
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	246,961
Inter-American Development Bank (Multi-National) 1.125% due 09/12/19	175,000	173,190
1.625% due 05/12/20	400,000	398,940
1.750% due 04/14/22	300,000	296,106
2.000% due 06/02/26	150,000	144,881
2.125% due 11/09/20	200,000	201,730
2.125% due 01/18/22	200,000	201,035
3.200% due 08/07/42	100,000	99,464
Intercontinental Exchange Inc 2.350% due 09/15/22	100,000	99,389
3.100% due 09/15/27	100,000	99,245
4.000% due 10/15/23	100,000	107,502
International Bank for Reconstruction & Development (Multi-National) 0.875% due 08/15/19	150,000	147,937
1.125% due 11/27/19	200,000	197,737
1.250% due 07/26/19	250,000	248,424
1.375% due 05/24/21	400,000	392,914
1.375% due 09/20/21	300,000	293,543
1.625% due 09/04/20	180,000	179,331
1.625% due 03/09/21	200,000	198,563
1.625% due 02/10/22	300,000	295,517
1.875% due 03/15/19	300,000	301,509
1.875% due 10/07/19	400,000	401,804
1.875% due 04/21/20	400,000	401,577
2.000% due 01/26/22	400,000	399,769
2.125% due 11/01/20	200,000	201,991
2.125% due 02/13/23	100,000	99,181
7.625% due 01/19/23	100,000	127,183

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
International Finance Corp (Multi-National) 1.125% due 07/20/21	$150,000	$145,640
1.750% due 09/16/19	200,000	200,504
1.750% due 03/30/20	200,000	200,247
Invesco Finance PLC 5.375% due 11/30/43	200,000	240,808
Jefferies Group LLC 5.125% due 01/20/23	150,000	163,981
8.500% due 07/15/19	125,000	138,293
JPMorgan Chase & Co 1.850% due 03/22/19	300,000	300,267
2.200% due 10/22/19	400,000	402,456
2.350% due 01/28/19	200,000	201,518
2.400% due 06/07/21	50,000	50,185
(LIBOR + 0.935%) 2.776% due 04/25/23 §	175,000	176,012
2.950% due 10/01/26	200,000	195,888
2.972% due 01/15/23	500,000	507,966
3.200% due 06/15/26	100,000	99,338
3.250% due 09/23/22	400,000	413,232
(LIBOR + 1.380%) 3.540% due 05/01/28 §	100,000	100,990
3.625% due 05/13/24	200,000	208,697
(LIBOR + 1.337%) 3.782% due 02/01/28 §	175,000	179,787
(LIBOR + 1.360%) 3.882% due 07/24/38 §	150,000	151,221
(LIBOR + 1.460%) 4.032% due 07/24/48 §	150,000	153,113
4.250% due 10/15/20	250,000	265,076
4.350% due 08/15/21	200,000	214,294
4.400% due 07/22/20	200,000	212,458
4.950% due 06/01/45	200,000	227,972
5.500% due 10/15/40	100,000	122,731
5.600% due 07/15/41	100,000	124,701
6.300% due 04/23/19	250,000	266,804
6.400% due 05/15/38	300,000	401,810
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	249,124
KeyBank NA 1.600% due 08/22/19	250,000	248,699
KeyCorp 2.300% due 12/13/18	100,000	100,556
2.900% due 09/15/20	120,000	122,669
5.100% due 03/24/21	100,000	109,049
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	103,091
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	100,171
4.125% due 12/01/46	50,000	47,065
6.875% due 10/01/19	25,000	27,239
Kreditanstalt fuer Wiederaufbau (Germany) 1.000% due 07/15/19	250,000	247,277
1.250% due 09/30/19	600,000	595,234
1.500% due 09/09/19	400,000	398,886
1.625% due 05/29/20	300,000	299,073
1.750% due 09/15/21	200,000	198,518
1.875% due 04/01/19	200,000	200,896
1.875% due 06/30/20	500,000	501,615
2.000% due 11/30/21	450,000	450,624
2.000% due 10/04/22	250,000	248,841
2.000% due 05/02/25	400,000	390,213
2.125% due 03/07/22	400,000	401,643
2.125% due 01/17/23	650,000	649,577
2.375% due 08/25/21	250,000	254,154
4.000% due 01/27/20	100,000	105,182
Landwirtschaftliche Rentenbank (Germany) 1.375% due 10/23/19	100,000	99,455
1.750% due 04/15/19	225,000	225,575
1.750% due 07/27/26	100,000	94,202
2.000% due 01/13/25	200,000	195,180

	Principal Amount	Value
Lazard Group LLC 3.625% due 03/01/27	$50,000	$49,673
Legg Mason Inc 4.750% due 03/15/26	50,000	53,190
Liberty Property LP REIT 4.400% due 02/15/24	94,000	100,288
Lincoln National Corp 3.625% due 12/12/26	150,000	152,572
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	203,309
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	300,000	315,548
4.582% due 12/10/25	200,000	210,723
Loews Corp 2.625% due 05/15/23	150,000	150,052
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	250,959
Manulife Financial Corp (Canada) 4.150% due 03/04/26	50,000	53,304
5.375% due 03/04/46	50,000	60,804
Marsh & McLennan Cos Inc 3.500% due 03/10/25	75,000	77,651
3.750% due 03/14/26	100,000	104,544
Mastercard Inc 2.000% due 11/21/21	50,000	49,774
2.950% due 11/21/26	50,000	50,035
3.800% due 11/21/46	50,000	50,942
MetLife Inc 3.600% due 04/10/24	300,000	313,804
5.700% due 06/15/35	100,000	123,685
5.875% due 02/06/41	200,000	257,370
6.375% due 06/15/34	100,000	130,989
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	100,581
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	200,000	197,644
2.665% due 07/25/22	100,000	99,910
2.998% due 02/22/22	100,000	101,410
3.677% due 02/22/27	100,000	103,364
3.850% due 03/01/26	200,000	208,212
Mizuho Financial Group Inc (Japan) 2.601% due 09/11/22	200,000	198,444
3.663% due 02/28/27	200,000	205,543
Morgan Stanley 2.450% due 02/01/19	600,000	604,336
2.500% due 01/24/19	300,000	302,579
2.625% due 11/17/21	120,000	120,428
2.750% due 05/19/22	85,000	85,376
3.125% due 07/27/26	70,000	68,711
(LIBOR + 1.340%) 3.591% due 07/22/28 §	100,000	100,258
3.625% due 01/20/27	300,000	304,532
(LIBOR + 1.455%) 3.971% due 07/22/38 §	265,000	268,750
4.100% due 05/22/23	600,000	627,953
4.300% due 01/27/45	400,000	422,086
4.350% due 09/08/26	90,000	94,359
4.375% due 01/22/47	265,000	282,652
4.875% due 11/01/22	100,000	108,466
5.500% due 07/28/21	250,000	277,484
5.625% due 09/23/19	200,000	213,685
5.750% due 01/25/21	200,000	220,888
7.250% due 04/01/32	100,000	136,884
Nasdaq Inc 5.550% due 01/15/20	100,000	107,455
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	248,211
2.500% due 05/22/22	250,000	249,755
3.000% due 01/20/23	200,000	203,992

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
National Bank of Canada (Canada) 2.150% due 06/12/20	$250,000	$249,969
National City Corp 6.875% due 05/15/19	200,000	215,283
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	101,517
National Rural Utilities Cooperative Finance Corp 2.400% due 04/25/22	200,000	201,322
4.023% due 11/01/32	100,000	106,074
(LIBOR + 2.910%) 4.750% due 04/30/43 §	200,000	208,596
8.000% due 03/01/32	50,000	73,506
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,500
Nordic Investment Bank (Multi-National) 1.625% due 11/20/20	200,000	199,091
Northern Trust Corp 3.375% due 08/23/21	50,000	51,929
(LIBOR + 1.131%) 3.375% due 05/08/32 §	63,000	63,073
Oesterreichische Kontrollbank AG (Austria) 1.375% due 02/10/20	200,000	198,255
Omega Healthcare Investors Inc REIT 4.500% due 01/15/25	25,000	25,399
4.750% due 01/15/28	50,000	50,277
4.950% due 04/01/24	100,000	104,939
ORIX Corp (Japan) 2.900% due 07/18/22	30,000	30,125
3.700% due 07/18/27	50,000	50,178
PNC Bank NA 2.000% due 05/19/20	250,000	249,884
2.250% due 07/02/19	250,000	251,906
2.950% due 02/23/25	300,000	300,715
Principal Financial Group Inc 4.625% due 09/15/42	100,000	110,302
Private Export Funding Corp 2.300% due 09/15/20	150,000	152,223
2.450% due 07/15/24	100,000	100,362
4.300% due 12/15/21	25,000	27,344
Prologis LP REIT 3.350% due 02/01/21	100,000	103,592
Prospect Capital Corp 5.000% due 07/15/19	100,000	103,167
Prudential Financial Inc
(LIBOR + 3.040%) 5.200% due 03/15/44 §	100,000	106,437
5.625% due 05/12/41	50,000	61,050
(LIBOR + 4.175%) 5.875% due 09/15/42 §	100,000	110,875
6.200% due 11/15/40	50,000	64,795
6.625% due 06/21/40	50,000	67,384
7.375% due 06/15/19	320,000	349,074
Public Storage REIT 3.094% due 09/15/27	30,000	29,931
Raymond James Financial Inc 4.950% due 07/15/46	100,000	107,905
Realty Income Corp REIT 3.000% due 01/15/27	50,000	47,696
4.650% due 08/01/23	50,000	54,395
Regency Centers LP REIT 3.600% due 02/01/27	30,000	30,003
4.400% due 02/01/47	35,000	34,985
Regions Financial Corp 2.750% due 08/14/22	150,000	149,866
3.200% due 02/08/21	50,000	51,125
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	60,851
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	29,591

	Principal Amount	Value
Royal Bank of Canada (Canada) 1.625% due 04/15/19	$100,000	$99,704
2.000% due 12/10/18	100,000	100,295
2.150% due 03/06/20	100,000	100,342
2.200% due 09/23/19	200,000	201,064
2.300% due 03/22/21	500,000	501,853
4.650% due 01/27/26	400,000	428,858
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	512,135
Santander Holdings USA Inc 2.700% due 05/24/19	50,000	50,409
3.700% due 03/28/22 ~	220,000	224,310
4.400% due 07/13/27 ~	145,000	148,267
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	201,143
3.125% due 01/08/21	150,000	152,843
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	105,601
Select Income REIT 4.250% due 05/15/24	50,000	50,207
Senior Housing Properties Trust REIT 3.250% due 05/01/19	50,000	50,579
Simon Property Group LP REIT 2.200% due 02/01/19	150,000	150,817
2.350% due 01/30/22	50,000	49,927
2.625% due 06/15/22	100,000	100,438
3.250% due 11/30/26	50,000	49,811
3.375% due 06/15/27	100,000	100,565
4.250% due 10/01/44	200,000	203,101
4.250% due 11/30/46	50,000	51,144
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	252,352
Stifel Financial Corp 4.250% due 07/18/24	50,000	51,250
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	307,378
Sumitomo Mitsui Financial Group Inc (Japan) 2.784% due 07/12/22	150,000	150,472
2.934% due 03/09/21	100,000	101,668
3.010% due 10/19/26	200,000	195,530
3.364% due 07/12/27	150,000	150,855
3.784% due 03/09/26	100,000	103,972
SunTrust Bank 2.450% due 08/01/22	100,000	99,681
SunTrust Banks Inc 2.500% due 05/01/19	50,000	50,440
2.700% due 01/27/22	100,000	100,872
2.900% due 03/03/21	100,000	101,778
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	200,340
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	402,955
Synchrony Financial 2.600% due 01/15/19	50,000	50,331
3.700% due 08/04/26	50,000	49,041
3.750% due 08/15/21	200,000	206,434
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	49,669
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	102,091
The Allstate Corp 3.280% due 12/15/26	350,000	356,881
(LIBOR + 2.938%) 5.750% due 08/15/53 §	200,000	220,000
The Bank of New York Mellon Corp 2.050% due 05/03/21	50,000	49,789
2.100% due 01/15/19	100,000	100,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
2.600% due 08/17/20	$500,000	$507,525
2.600% due 02/07/22	300,000	303,086
2.800% due 05/04/26	50,000	49,084
3.000% due 10/30/28	55,000	53,428
3.400% due 05/15/24	100,000	103,452
(LIBOR + 1.069%) 3.442% due 02/07/28 §	785,000	803,891
The Bank of Nova Scotia (Canada) 1.650% due 06/14/19	400,000	398,976
2.050% due 06/05/19	100,000	100,340
2.150% due 07/14/20	200,000	200,587
2.450% due 03/22/21	250,000	251,604
The Charles Schwab Corp 3.200% due 03/02/27	100,000	100,675
The Goldman Sachs Group Inc 1.950% due 07/23/19	100,000	99,860
2.300% due 12/13/19	270,000	271,271
2.600% due 04/23/20	150,000	151,418
2.625% due 01/31/19	400,000	403,550
2.875% due 02/25/21	100,000	101,555
3.000% due 04/26/22	300,000	303,464
(LIBOR + 1.201%) 3.272% due 09/29/25 §	255,000	255,530
3.500% due 01/23/25	150,000	152,274
3.500% due 11/16/26	100,000	100,368
3.625% due 01/22/23	400,000	414,808
3.750% due 05/22/25	150,000	154,415
3.750% due 02/25/26	60,000	61,508
3.850% due 01/26/27	410,000	419,241
4.750% due 10/21/45	100,000	111,818
5.150% due 05/22/45	280,000	321,103
5.250% due 07/27/21	150,000	164,870
5.375% due 03/15/20	300,000	322,278
6.125% due 02/15/33	150,000	188,802
6.750% due 10/01/37	200,000	264,222
7.500% due 02/15/19	250,000	268,568
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	166,418
The Huntington National Bank 2.400% due 04/01/20	300,000	301,562
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	107,065
The Progressive Corp 3.750% due 08/23/21	100,000	105,193
4.125% due 04/15/47	100,000	105,476
The Toronto-Dominion Bank (Canada) 1.450% due 08/13/19	100,000	99,332
1.800% due 07/13/21	100,000	98,497
1.950% due 01/22/19	100,000	100,245
2.125% due 04/07/21	300,000	299,229
2.250% due 11/05/19	100,000	100,785
2.500% due 12/14/20	50,000	50,605
The Travelers Cos Inc 4.000% due 05/30/47	200,000	207,599
6.250% due 06/15/37	125,000	167,180
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	129,518
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	403,447
UDR Inc REIT 3.700% due 10/01/20	100,000	103,335
US Bancorp 2.950% due 07/15/22	250,000	255,947
3.600% due 09/11/24	400,000	416,342
US Bank NA 1.400% due 04/26/19	250,000	248,679
Ventas Realty LP REIT 3.125% due 06/15/23	90,000	90,420
3.250% due 10/15/26	100,000	97,489
4.000% due 04/30/19	100,000	102,584
4.125% due 01/15/26	31,000	32,329

	Principal Amount	Value
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	$35,000	$35,322
4.125% due 06/01/21	20,000	20,921
4.600% due 02/06/24	25,000	26,276
4.875% due 06/01/26	25,000	26,803
Visa Inc 2.150% due 09/15/22	45,000	44,895
2.200% due 12/14/20	350,000	353,474
2.800% due 12/14/22	50,000	51,199
3.150% due 12/14/25	200,000	204,971
3.650% due 09/15/47	25,000	24,838
4.150% due 12/14/35	30,000	32,808
4.300% due 12/14/45	100,000	110,874
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	108,060
Voya Financial Inc 3.650% due 06/15/26	50,000	50,192
4.800% due 06/15/46	30,000	31,614
Wachovia Corp 5.500% due 08/01/35	200,000	235,913
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	203,757
Wells Fargo & Co 2.125% due 04/22/19	100,000	100,563
2.500% due 03/04/21	150,000	151,069
2.550% due 12/07/20	170,000	171,999
3.000% due 04/22/26	150,000	147,443
3.000% due 10/23/26	150,000	146,542
3.450% due 02/13/23	300,000	307,510
3.500% due 03/08/22	550,000	571,442
(LIBOR + 1.310%) 3.584% due 05/22/28 §	500,000	506,850
3.900% due 05/01/45	300,000	302,516
4.100% due 06/03/26	300,000	312,049
4.125% due 08/15/23	300,000	317,727
4.600% due 04/01/21	200,000	214,867
4.750% due 12/07/46	200,000	219,980
5.375% due 02/07/35	100,000	120,252
5.606% due 01/15/44	100,000	121,249
Wells Fargo Bank NA 1.800% due 11/28/18	250,000	250,325
6.600% due 01/15/38	100,000	137,043
Welltower Inc REIT 4.250% due 04/01/26	150,000	158,787
4.500% due 01/15/24	150,000	161,222
Westpac Banking Corp (Australia) 1.600% due 08/19/19	150,000	149,344
1.950% due 11/23/18	200,000	200,305
2.000% due 08/19/21	150,000	148,138
2.300% due 05/26/20	100,000	100,816
2.500% due 06/28/22	150,000	150,012
2.700% due 08/19/26	150,000	144,929
2.800% due 01/11/22	200,000	203,138
4.875% due 11/19/19	25,000	26,527
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	138,992
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	109,952
WP Carey Inc REIT 4.600% due 04/01/24	100,000	104,888
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	251,027
5.250% due 12/15/43	50,000	55,371

		100,589,900

Industrial - 1.8%

3M Co
2.000% due 06/26/22	400,000	397,331
2.875% due 10/15/27 #	100,000	99,583
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	102,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Agilent Technologies Inc 3.200% due 10/01/22	$100,000	$101,096
Allegion US Holding Co Inc 3.200% due 10/01/24 #	50,000	49,863
3.550% due 10/01/27 #	50,000	49,767
Amphenol Corp 2.550% due 01/30/19	200,000	201,344
Arrow Electronics Inc 3.250% due 09/08/24	100,000	98,895
3.875% due 01/12/28	25,000	24,988
Avnet Inc 4.625% due 04/15/26	25,000	26,006
Bemis Co Inc 3.100% due 09/15/26	100,000	97,125
Boeing Capital Corp 4.700% due 10/27/19	200,000	211,833
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	154,097
3.250% due 06/15/27	50,000	51,286
3.650% due 09/01/25	50,000	52,850
4.125% due 06/15/47	50,000	52,923
4.450% due 03/15/43	300,000	329,851
4.700% due 10/01/19	100,000	105,629
4.700% due 09/01/45	50,000	56,467
5.750% due 05/01/40	100,000	127,577
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	102,042
2.950% due 11/21/24	100,000	101,702
6.200% due 06/01/36	50,000	66,390
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	149,460
4.800% due 09/15/35	20,000	22,641
6.125% due 09/15/15	30,000	38,331
Caterpillar Financial Services Corp 1.850% due 09/04/20	35,000	34,905
1.900% due 03/22/19	100,000	100,257
1.931% due 10/01/21	400,000	395,054
Caterpillar Inc 3.803% due 08/15/42	100,000	102,554
3.900% due 05/27/21	200,000	212,133
6.050% due 08/15/36	125,000	163,506
CSX Corp 3.250% due 06/01/27	50,000	50,059
3.400% due 08/01/24	200,000	205,354
3.700% due 11/01/23	100,000	105,188
5.500% due 04/15/41	75,000	89,501
Deere & Co 3.900% due 06/09/42	100,000	102,958
4.375% due 10/16/19	50,000	52,562
Dover Corp 5.375% due 03/01/41	50,000	61,490
Eaton Corp 2.750% due 11/02/22	200,000	201,593
4.000% due 11/02/32	100,000	104,176
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	108,425
Emerson Electric Co 2.625% due 12/01/21	100,000	102,095
3.150% due 06/01/25	100,000	102,884
4.250% due 11/15/20	25,000	26,712
FedEx Corp 3.300% due 03/15/27	200,000	201,527
3.875% due 08/01/42	100,000	95,810
4.000% due 01/15/24	200,000	214,886
4.400% due 01/15/47	50,000	52,160
4.750% due 11/15/45	50,000	54,638
Flex Ltd 4.750% due 06/15/25	50,000	54,109
FLIR Systems Inc 3.125% due 06/15/21	100,000	101,380

	Principal Amount	Value
Flowserve Corp 4.000% due 11/15/23	$143,000	$146,937
Fortive Corp 2.350% due 06/15/21	100,000	99,746
3.150% due 06/15/26	150,000	149,725
4.300% due 06/15/46	125,000	129,840
GATX Corp 3.250% due 03/30/25	100,000	99,462
General Dynamics Corp 3.600% due 11/15/42	200,000	198,735
General Electric Co 2.700% due 10/09/22	100,000	101,933
3.375% due 03/11/24	250,000	260,842
4.125% due 10/09/42	100,000	105,679
4.500% due 03/11/44	300,000	336,806
5.875% due 01/14/38	115,000	150,710
6.750% due 03/15/32	101,000	140,485
6.875% due 01/10/39	58,000	85,119
Harris Corp 2.700% due 04/27/20	200,000	202,187
Honeywell International Inc 1.400% due 10/30/19	50,000	49,698
1.850% due 11/01/21	50,000	49,413
2.500% due 11/01/26	550,000	527,662
Hubbell Inc 3.350% due 03/01/26	50,000	50,687
Illinois Tool Works Inc 1.950% due 03/01/19	150,000	150,586
4.875% due 09/15/41	100,000	116,923
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	107,842
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,284
John Deere Capital Corp 1.950% due 12/13/18	200,000	200,748
2.150% due 09/08/22	50,000	49,554
2.450% due 09/11/20	50,000	50,582
2.650% due 01/06/22	300,000	304,126
2.650% due 06/10/26	100,000	97,936
2.750% due 03/15/22	100,000	101,763
2.800% due 03/06/23	50,000	50,831
2.800% due 09/08/27	50,000	49,198
3.400% due 09/11/25	50,000	51,942
Johnson Controls International PLC 3.625% due 07/02/24	43,000	44,598
3.900% due 02/14/26	50,000	52,731
4.500% due 02/15/47	40,000	42,599
5.000% due 03/30/20	50,000	53,269
Kansas City Southern 4.950% due 08/15/45	100,000	111,679
Keysight Technologies Inc 4.550% due 10/30/24	100,000	105,595
L3 Technologies Inc 3.850% due 12/15/26	25,000	25,977
5.200% due 10/15/19	100,000	106,314
Lockheed Martin Corp 1.850% due 11/23/18	35,000	35,037
2.500% due 11/23/20	200,000	203,096
2.900% due 03/01/25	50,000	49,815
3.550% due 01/15/26	100,000	103,648
3.600% due 03/01/35	25,000	24,709
3.800% due 03/01/45	20,000	19,584
4.250% due 11/15/19	100,000	104,936
4.500% due 05/15/36	20,000	21,923
4.700% due 05/15/46	44,000	49,386
6.150% due 09/01/36	100,000	130,150
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	20,886

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Masco Corp 3.500% due 04/01/21	$65,000	$67,072
3.500% due 11/15/27	100,000	99,154
4.375% due 04/01/26	50,000	53,350
Norfolk Southern Corp 2.903% due 02/15/23	100,000	101,512
3.000% due 04/01/22	100,000	102,295
4.650% due 01/15/46	50,000	55,533
4.800% due 08/15/43	100,000	113,368
4.837% due 10/01/41	50,000	56,370
5.900% due 06/15/19	50,000	53,251
Northrop Grumman Corp 3.250% due 08/01/23	100,000	103,168
3.500% due 03/15/21	100,000	104,084
3.850% due 04/15/45	100,000	97,698
Owens Corning 4.200% due 12/15/22	138,000	146,561
Packaging Corp of America 3.650% due 09/15/24	100,000	102,026
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	132,855
Precision Castparts Corp 2.500% due 01/15/23	100,000	100,283
3.250% due 06/15/25	50,000	51,075
4.375% due 06/15/45	50,000	55,055
Raytheon Co 2.500% due 12/15/22	125,000	125,904
4.400% due 02/15/20	25,000	26,428
Republic Services Inc 3.200% due 03/15/25	100,000	100,929
5.500% due 09/15/19	27,000	28,810
Rockwell Automation Inc 2.050% due 03/01/20	100,000	99,616
Rockwell Collins Inc 3.500% due 03/15/27	300,000	306,340
5.250% due 07/15/19	100,000	105,641
Roper Technologies Inc 2.800% due 12/15/21	25,000	25,228
3.800% due 12/15/26	30,000	30,927
Ryder System Inc 2.500% due 09/01/22	95,000	94,408
Sonoco Products Co 5.750% due 11/01/40	200,000	238,460
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	25,245
Stanley Black & Decker Inc 2.451% due 11/17/18	100,000	100,653
2.900% due 11/01/22	50,000	50,708
Textron Inc 3.650% due 03/15/27	100,000	101,123
4.000% due 03/15/26	25,000	26,125
The Boeing Co 5.875% due 02/15/40	50,000	65,624
6.000% due 03/15/19	100,000	106,142
Tyco Electronics Group SA (Switzerland) 2.375% due 12/17/18	50,000	50,294
Union Pacific Corp 2.250% due 06/19/20	50,000	50,352
2.750% due 03/01/26	25,000	24,724
3.000% due 04/15/27	100,000	100,680
3.250% due 08/15/25	50,000	51,470
3.350% due 08/15/46	50,000	46,347
3.600% due 09/15/37	20,000	20,301
3.646% due 02/15/24	92,000	97,085
3.799% due 10/01/51	200,000	196,455
4.050% due 03/01/46	30,000	31,271
United Parcel Service Inc 2.350% due 05/16/22	50,000	50,414
2.450% due 10/01/22	100,000	101,004
3.125% due 01/15/21	100,000	103,638
3.400% due 11/15/46	200,000	189,609
6.200% due 01/15/38	50,000	67,754

	Principal Amount	Value
United Technologies Corp 1.500% due 11/01/19	$350,000	$348,290
1.950% due 11/01/21	50,000	49,282
2.650% due 11/01/26	30,000	28,979
3.100% due 06/01/22	200,000	205,168
3.750% due 11/01/46	50,000	48,312
4.500% due 06/01/42	300,000	323,456
Vulcan Materials Co 4.500% due 06/15/47	100,000	101,799
7.500% due 06/15/21	100,000	116,970
Waste Management Inc 2.400% due 05/15/23	200,000	197,878
WestRock Co 3.000% due 09/15/24 ~	100,000	99,974
Xylem Inc 3.250% due 11/01/26	30,000	30,004
4.375% due 11/01/46	25,000	26,197

		17,552,635

Technology - 1.9%

Activision Blizzard Inc 2.300% due 09/15/21	30,000	29,851
3.400% due 09/15/26	50,000	50,659
Adobe Systems Inc 4.750% due 02/01/20	100,000	106,490
Altera Corp 2.500% due 11/15/18	100,000	101,030
Analog Devices Inc 3.500% due 12/05/26	100,000	101,139
Apple Inc 1.100% due 08/02/19	100,000	99,152
1.550% due 02/07/20	100,000	99,525
1.700% due 02/22/19	20,000	20,050
1.900% due 02/07/20	300,000	301,091
2.000% due 05/06/20	400,000	402,137
2.100% due 05/06/19	300,000	302,421
2.100% due 09/12/22	100,000	99,240
2.250% due 02/23/21	150,000	151,246
2.400% due 05/03/23	450,000	449,339
2.500% due 02/09/25	400,000	395,618
2.900% due 09/12/27	100,000	99,249
3.250% due 02/23/26	70,000	71,953
3.350% due 02/09/27	200,000	206,069
3.450% due 05/06/24	300,000	314,751
3.450% due 02/09/45	250,000	238,377
3.750% due 09/12/47	75,000	74,724
3.850% due 08/04/46	35,000	35,598
4.250% due 02/09/47	100,000	107,768
4.500% due 02/23/36	50,000	56,341
4.650% due 02/23/46	145,000	165,013
Applied Materials Inc 2.625% due 10/01/20	50,000	50,940
3.300% due 04/01/27	255,000	259,922
3.900% due 10/01/25	35,000	37,419
4.350% due 04/01/47	45,000	48,247
5.100% due 10/01/35	35,000	41,241
Autodesk Inc 3.125% due 06/15/20	100,000	101,757
Broadcom Corp 2.375% due 01/15/20 ~	100,000	100,593
3.000% due 01/15/22 ~	100,000	101,832
3.625% due 01/15/24 ~	100,000	102,840
3.875% due 01/15/27 ~	600,000	618,875
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	49,618
Dell International LLC 3.480% due 06/01/19 ~	265,000	270,178
4.420% due 06/15/21 ~	300,000	315,205
5.450% due 06/15/23 ~	115,000	126,280
6.020% due 06/15/26 ~	285,000	316,923

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
8.100% due 07/15/36 ~	$50,000	$62,714
8.350% due 07/15/46 ~	50,000	64,074
Electronic Arts Inc 3.700% due 03/01/21	50,000	52,101
4.800% due 03/01/26	50,000	55,418
Fidelity National Information Services Inc 3.000% due 08/15/26	150,000	145,817
3.500% due 04/15/23	57,000	58,804
5.000% due 10/15/25	56,000	62,578
Fiserv Inc 2.700% due 06/01/20	50,000	50,601
3.850% due 06/01/25	100,000	104,565
Hewlett Packard Enterprise Co 2.850% due 10/05/18	150,000	151,532
3.600% due 10/15/20	50,000	51,854
4.900% due 10/15/25	250,000	264,803
6.200% due 10/15/35	50,000	53,760
6.350% due 10/15/45	50,000	53,146
HP Inc 3.750% due 12/01/20	9,000	9,363
4.050% due 09/15/22	200,000	212,247
4.650% due 12/09/21	150,000	161,744
6.000% due 09/15/41	55,000	58,892
Intel Corp 1.700% due 05/19/21	100,000	99,074
2.450% due 07/29/20	160,000	163,083
2.600% due 05/19/26	100,000	97,917
3.300% due 10/01/21	250,000	261,826
3.700% due 07/29/25	145,000	153,437
4.800% due 10/01/41	185,000	215,787
4.900% due 07/29/45	40,000	47,885
International Business Machines Corp 1.625% due 05/15/20	150,000	149,382
1.875% due 05/15/19	100,000	100,374
3.375% due 08/01/23	300,000	312,719
3.625% due 02/12/24	500,000	524,939
4.700% due 02/19/46	200,000	225,016
5.600% due 11/30/39	26,000	31,887
8.375% due 11/01/19	100,000	113,287
Lam Research Corp 2.800% due 06/15/21	50,000	50,721
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	100,761
Microsoft Corp 1.100% due 08/08/19	240,000	237,875
1.300% due 11/03/18	360,000	359,453
1.550% due 08/08/21	100,000	98,264
1.850% due 02/06/20	100,000	100,430
2.000% due 11/03/20	100,000	100,616
2.000% due 08/08/23	50,000	49,009
2.375% due 02/12/22	200,000	201,885
2.375% due 05/01/23	100,000	99,949
2.400% due 02/06/22	100,000	101,241
2.400% due 08/08/26	50,000	48,507
2.875% due 02/06/24	35,000	35,833
3.125% due 11/03/25	100,000	103,168
3.300% due 02/06/27	360,000	373,579
3.450% due 08/08/36	150,000	151,316
3.500% due 11/15/42	100,000	97,605
3.700% due 08/08/46	100,000	101,054
3.750% due 02/12/45	200,000	204,850
3.950% due 08/08/56	150,000	154,922
4.100% due 02/06/37	100,000	109,353
4.250% due 02/06/47	100,000	110,774
4.450% due 11/03/45	100,000	112,833
4.500% due 02/06/57	300,000	339,605
4.750% due 11/03/55	50,000	59,027
5.200% due 06/01/39	135,000	167,096
5.300% due 02/08/41	200,000	251,074

	Principal Amount	Value
NetApp Inc 3.375% due 06/15/21	$50,000	$51,292
Oracle Corp 1.900% due 09/15/21	135,000	134,062
2.250% due 10/08/19	300,000	303,772
2.400% due 09/15/23	250,000	248,698
2.650% due 07/15/26	440,000	431,679
2.950% due 05/15/25	150,000	151,355
3.850% due 07/15/36	50,000	51,824
3.900% due 05/15/35	105,000	110,273
4.000% due 07/15/46	250,000	259,178
4.300% due 07/08/34	100,000	109,901
4.375% due 05/15/55	200,000	216,862
5.000% due 07/08/19	100,000	105,658
6.125% due 07/08/39	100,000	135,551
6.500% due 04/15/38	100,000	137,495
Pitney Bowes Inc 4.625% due 03/15/24	100,000	96,800
QUALCOMM Inc 1.850% due 05/20/19	30,000	30,081
2.100% due 05/20/20	230,000	231,799
2.250% due 05/20/20	100,000	101,080
2.600% due 01/30/23	100,000	100,276
2.900% due 05/20/24	50,000	50,222
3.250% due 05/20/27	50,000	50,466
3.450% due 05/20/25	150,000	154,851
4.300% due 05/20/47	30,000	30,754
4.800% due 05/20/45	150,000	164,938
Seagate HDD Cayman 3.750% due 11/15/18	100,000	101,812
4.250% due 03/01/22 ~	50,000	49,756
5.750% due 12/01/34	50,000	46,970
VMware Inc 2.300% due 08/21/20	30,000	30,103
2.950% due 08/21/22	35,000	35,157
3.900% due 08/21/27	30,000	30,374
Xerox Corp 3.500% due 08/20/20	50,000	51,022
3.800% due 05/15/24	150,000	149,295
5.625% due 12/15/19	100,000	106,415
Xilinx Inc 2.950% due 06/01/24	100,000	100,161

		18,872,059

Utilities - 1.7%

Alabama Power Co 2.450% due 03/30/22	100,000	100,085
4.150% due 08/15/44	90,000	95,014
Ameren Illinois Co 3.250% due 03/01/25	50,000	51,048
4.150% due 03/15/46	50,000	53,508
American Water Capital Corp 2.950% due 09/01/27	35,000	34,900
3.750% due 09/01/47	50,000	50,088
4.300% due 12/01/42	100,000	108,072
Appalachian Power Co 3.400% due 06/01/25	100,000	102,656
4.600% due 03/30/21	50,000	53,700
7.000% due 04/01/38	150,000	210,212
Arizona Public Service Co 2.950% due 09/15/27	50,000	49,558
4.500% due 04/01/42	100,000	110,025
Atmos Energy Corp 3.000% due 06/15/27	30,000	30,044
4.150% due 01/15/43	64,000	67,967
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,107
3.750% due 08/15/47	50,000	49,884

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Berkshire Hathaway Energy Co 5.150% due 11/15/43	$200,000	$235,795
6.125% due 04/01/36	100,000	128,690
6.500% due 09/15/37	100,000	133,981
Black Hills Corp 3.150% due 01/15/27	50,000	48,808
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	99,561
2.400% due 09/01/26	50,000	47,903
3.000% due 02/01/27	50,000	49,726
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	105,264
CMS Energy Corp 6.250% due 02/01/20	100,000	109,066
Commonwealth Edison Co 3.750% due 08/15/47	50,000	50,283
3.800% due 10/01/42	100,000	100,430
4.000% due 08/01/20	100,000	104,914
Consolidated Edison Co of New York Inc 3.875% due 06/15/47	150,000	154,214
3.950% due 03/01/43	100,000	103,159
4.300% due 12/01/56	50,000	53,221
4.500% due 12/01/45	100,000	110,971
6.650% due 04/01/19	150,000	160,342
Consolidated Edison Inc 2.000% due 03/15/20	25,000	25,017
Consumers Energy Co 3.250% due 08/15/46	50,000	46,087
6.700% due 09/15/19	125,000	136,326
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	102,889
Dominion Energy Inc 1.875% due 01/15/19	50,000	49,949
2.750% due 01/15/22	50,000	50,502
2.850% due 08/15/26	30,000	28,923
4.700% due 12/01/44	100,000	109,401
5.200% due 08/15/19	120,000	126,863
DTE Electric Co 3.375% due 03/01/25	50,000	51,468
3.650% due 03/15/24	51,000	53,970
DTE Energy Co 3.300% due 06/15/22	50,000	51,293
3.800% due 03/15/27	100,000	103,157
3.850% due 12/01/23	100,000	104,865
Duke Energy Carolinas LLC 3.750% due 06/01/45	200,000	201,565
6.050% due 04/15/38	110,000	145,336
6.100% due 06/01/37	25,000	32,331
7.000% due 11/15/18	100,000	105,733
Duke Energy Corp 1.800% due 09/01/21	200,000	196,096
2.400% due 08/15/22	50,000	49,686
3.150% due 08/15/27	50,000	49,650
3.550% due 09/15/21	100,000	104,166
3.750% due 04/15/24	300,000	314,119
3.950% due 08/15/47	50,000	49,749
Duke Energy Indiana LLC 3.750% due 05/15/46	50,000	49,916
4.900% due 07/15/43	100,000	116,132
Duke Energy Progress LLC 3.700% due 10/15/46	300,000	297,570
Edison International 2.400% due 09/15/22	40,000	39,721
2.950% due 03/15/23	100,000	101,358
El Paso Electric Co 5.000% due 12/01/44	50,000	55,034
Emera US Finance LP (Canada)
2.150% due 06/15/19	20,000	20,014
3.550% due 06/15/26	35,000	35,286
4.750% due 06/15/46	200,000	215,197

	Principal Amount	Value
Enel Americas SA (Chile) 4.000% due 10/25/26	$200,000	$204,280
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	52,607
Entergy Arkansas Inc 3.500% due 04/01/26	50,000	51,642
Entergy Corp 2.950% due 09/01/26	30,000	29,056
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	58,399
Entergy Louisiana LLC 3.250% due 04/01/28	50,000	50,395
4.950% due 01/15/45	40,000	41,164
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	144,877
Eversource Energy 2.800% due 05/01/23	100,000	100,866
Exelon Corp 2.850% due 06/15/20	50,000	51,017
3.950% due 06/15/25	100,000	104,591
4.450% due 04/15/46	100,000	105,086
4.950% due 06/15/35	35,000	38,860
5.100% due 06/15/45	35,000	40,120
Exelon Generation Co LLC 2.950% due 01/15/20	100,000	101,810
5.200% due 10/01/19	300,000	318,290
FirstEnergy Corp 4.250% due 03/15/23	40,000	42,355
7.375% due 11/15/31	65,000	86,633
Florida Power & Light Co 4.950% due 06/01/35	100,000	118,242
5.690% due 03/01/40	35,000	45,309
5.950% due 02/01/38	125,000	165,025
Georgia Power Co 2.000% due 03/30/20	100,000	100,117
2.850% due 05/15/22	100,000	101,605
3.250% due 03/30/27	100,000	99,829
4.300% due 03/15/42	100,000	105,161
5.950% due 02/01/39	150,000	186,725
Great Plains Energy Inc 4.850% due 06/01/21	100,000	106,722
ITC Holdings Corp 3.650% due 06/15/24	25,000	25,751
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	51,334
MidAmerican Energy Co 2.400% due 03/15/19	150,000	151,530
6.750% due 12/30/31	100,000	136,209
National Fuel Gas Co 3.750% due 03/01/23	100,000	102,021
3.950% due 09/15/27	50,000	49,497
NextEra Energy Capital Holdings Inc 2.700% due 09/15/19	100,000	101,229
4.500% due 06/01/21	50,000	53,231
NiSource Finance Corp 3.490% due 05/15/27	50,000	50,689
3.950% due 03/30/48	50,000	49,463
4.800% due 02/15/44	100,000	111,043
5.250% due 02/15/43	100,000	116,734
Northern States Power Co 2.150% due 08/15/22	100,000	99,389
2.600% due 05/15/23	100,000	101,090
NSTAR Electric Co 2.375% due 10/15/22	100,000	99,808
Ohio Edison Co 6.875% due 07/15/36	150,000	201,648
Ohio Power Co 5.375% due 10/01/21	30,000	33,395
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	50,408

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Oncor Electric Delivery Co LLC 3.800% due 09/30/47 ~	$50,000	$50,456
5.300% due 06/01/42	100,000	122,523
7.000% due 05/01/32	50,000	69,240
ONE Gas Inc 4.658% due 02/01/44	200,000	224,103
Pacific Gas & Electric Co 2.450% due 08/15/22	100,000	100,032
3.500% due 06/15/25	100,000	103,274
3.850% due 11/15/23	50,000	53,069
4.300% due 03/15/45	105,000	114,645
4.750% due 02/15/44	100,000	115,677
6.050% due 03/01/34	250,000	325,910
PECO Energy Co 1.700% due 09/15/21	50,000	49,001
3.150% due 10/15/25	50,000	50,804
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	38,065
Potomac Electric Power Co 3.600% due 03/15/24	100,000	105,177
PPL Electric Utilities Corp 3.950% due 06/01/47	300,000	310,385
4.150% due 10/01/45	25,000	26,699
4.750% due 07/15/43	50,000	57,864
Progress Energy Inc 7.750% due 03/01/31	100,000	141,738
PSEG Power LLC 3.000% due 06/15/21	50,000	50,946
Public Service Co of Colorado 3.800% due 06/15/47	50,000	50,654
4.300% due 03/15/44	200,000	216,821
Public Service Electric & Gas Co 3.000% due 05/15/27	200,000	199,536
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	97,973
Puget Energy Inc 3.650% due 05/15/25	100,000	101,890
6.000% due 09/01/21	100,000	112,062
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	32,138
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	103,236
3.600% due 09/01/23	100,000	105,650
3.750% due 06/01/47	50,000	51,142
Sempra Energy 9.800% due 02/15/19	50,000	55,138
Sierra Pacific Power Co 2.600% due 05/01/26	200,000	193,631
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	108,250
5.300% due 05/15/33	50,000	58,173
5.450% due 02/01/41	50,000	58,947
Southern California Edison Co 3.500% due 10/01/23	100,000	105,064
3.875% due 06/01/21	100,000	105,789
3.900% due 03/15/43	50,000	51,386
4.000% due 04/01/47	100,000	105,565
4.500% due 09/01/40	50,000	55,722
Southern California Gas Co 2.600% due 06/15/26	50,000	48,652
3.150% due 09/15/24	100,000	102,202
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	155,003
Southwest Gas Corp 3.800% due 09/29/46	50,000	48,431
Southwestern Electric Power Co
3.900% due 04/01/45	50,000	50,337
6.200% due 03/15/40	50,000	65,903
Southwestern Public Service Co 3.300% due 06/15/24	50,000	51,510

	Principal Amount	Value
The Connecticut Light & Power Co 4.150% due 06/01/45	$25,000	$26,725
The Southern Co 1.850% due 07/01/19	35,000	34,993
2.350% due 07/01/21	100,000	99,508
2.750% due 06/15/20	100,000	101,694
2.950% due 07/01/23	25,000	25,151
3.250% due 07/01/26	100,000	99,000
4.250% due 07/01/36	30,000	31,126
4.400% due 07/01/46	100,000	104,459
Tucson Electric Power Co 3.050% due 03/15/25	50,000	49,236
Union Electric Co 8.450% due 03/15/39	100,000	160,310
Virginia Electric & Power Co 2.950% due 01/15/22	250,000	255,181
2.950% due 11/15/26	50,000	49,767
3.150% due 01/15/26	35,000	35,418
3.450% due 02/15/24	100,000	103,909
3.500% due 03/15/27	200,000	207,725
3.800% due 09/15/47	50,000	50,278
4.000% due 11/15/46	20,000	20,646
4.650% due 08/15/43	100,000	111,959
5.000% due 06/30/19	35,000	36,813
8.875% due 11/15/38	25,000	42,084
WEC Energy Group Inc 3.550% due 06/15/25	100,000	102,949
Westar Energy Inc 3.100% due 04/01/27	50,000	50,303
4.100% due 04/01/43	100,000	105,018
Xcel Energy Inc 2.600% due 03/15/22	50,000	50,351

		16,998,833

Total Corporate Bonds & Notes (Cost $268,834,279)		276,862,650

MORTGAGE-BACKED SECURITIES - 29.7%

Collateralized Mortgage Obligations - Commercial - 1.7%

BANK 3.175% due 09/15/60	200,000	201,161
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	700,000	720,090
Commercial Mortgage Trust 3.660% due 08/10/50	400,000	419,097
3.819% due 06/10/47	900,000	948,726
Fannie Mae - Aces 2.323% due 11/25/18 §	576,049	578,120
2.717% due 02/25/22	500,000	509,670
Freddie Mac Multifamily Structured Pass-Through Certificates 1.875% due 04/25/22	350,880	349,919
2.673% due 03/25/26	600,000	597,871
2.745% due 01/25/26	400,000	401,518
3.171% due 10/25/24	1,500,000	1,559,663
3.250% due 04/25/23 §	1,700,000	1,777,739
3.310% due 05/25/23 §	500,000	524,169
3.398% due 07/25/19	162,285	165,040
GS Mortgage Securities Trust 2.773% due 11/10/45	200,000	202,315
3.734% due 11/10/48	1,000,000	1,051,098
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	623,150
4.409% due 08/15/46 §	590,000	631,262
JPMorgan Chase Commercial Mortgage Securities Trust
3.143% due 12/15/47	500,000	512,275
5.307% due 05/15/45 §	300,000	308,450

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	$1,000,000	$1,049,553
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	417,008
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	530,419
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	260,719
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58	1,000,000	1,045,788
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	700,000	710,951
3.410% due 08/15/47	600,000	618,645

		16,714,416

Fannie Mae - 12.1%

2.500% due 10/01/27 - 01/01/43	6,675,698	6,743,587
3.000% due 05/01/22 - 09/01/47	35,664,871	36,088,268
(LIBOR + 1.690%) 3.440% due 08/01/39 §	12,270	12,846
3.500% due 10/01/25 - 10/01/47	37,535,088	38,830,982
(LIBOR + 1.695%) 3.523% due 06/01/38 §	7,457	7,837
4.000% due 09/01/18 - 10/01/47	20,826,672	21,964,190
4.500% due 05/01/18 - 09/01/47	8,277,667	8,926,140
5.000% due 12/01/17 - 01/01/42	2,975,158	3,262,997
5.500% due 11/01/33 - 07/01/41	1,975,710	2,207,090
6.000% due 09/01/34 - 06/01/40	811,775	922,068
6.500% due 09/01/36 - 07/01/38	153,159	170,418

		119,136,423

Freddie Mac - 7.9%

2.500% due 08/01/28 - 02/01/32	5,203,575	5,254,308
3.000% due 09/01/26 - 10/01/47	27,798,583	28,153,501
3.500% due 06/01/21 - 10/01/47	22,349,097	23,123,056
4.000% due 02/01/25 - 10/01/47	12,231,059	12,900,600
4.500% due 08/01/24 - 09/01/47	4,657,947	5,009,373
5.000% due 03/01/19 - 03/01/41	1,691,384	1,854,237
5.500% due 11/01/17 - 08/01/40	809,465	900,976
6.000% due 04/01/36 - 05/01/40	980,159	1,111,804
6.500% due 08/01/37 - 04/01/39	85,938	95,555

		78,403,410

Government National Mortgage Association - 8.0%

2.500% due 01/20/43	264,154	260,739
3.000% due 08/20/42 - 10/01/47	22,846,975	23,211,524
3.500% due 10/15/41 - 10/01/47	30,275,365	31,550,480
4.000% due 06/15/39 - 10/01/47	13,797,405	14,604,107
4.500% due 02/15/39 - 07/20/47	5,732,233	6,140,394
5.000% due 05/15/36 - 10/20/43	1,883,830	2,071,449
5.500% due 04/15/37 - 04/15/40	738,187	825,317
6.000% due 01/15/38 - 06/15/41	268,897	304,775
6.500% due 10/15/38 - 02/15/39	31,910	35,474

		79,004,259

Total Mortgage-Backed Securities (Cost $292,740,164)		293,258,508

ASSET-BACKED SECURITIES - 0.5%

American Express Credit Account Master Trust 1.640% due 12/15/21	240,000	239,726
BA Credit Card Trust 1.950% due 08/15/22	200,000	200,351
Capital One Multi-Asset Execution Trust 1.820% due 09/15/22	600,000	599,901
CarMax Auto Owner Trust 1.980% due 11/15/21	500,000	501,218
Chase Issuance Trust 1.580% due 08/16/21	200,000	199,214

	Principal Amount	Value
Citibank Credit Card Issuance Trust 2.680% due 06/07/23	$500,000	$510,947
6.150% due 06/15/39	250,000	331,260
Discover Card Execution Note Trust 1.640% due 07/15/21	300,000	299,954
Ford Credit Auto Owner Trust ‘C’ 1.730% due 03/15/22	400,000	395,705
Nissan Auto Receivables Owner Trust ‘B’ 1.660% due 03/15/21	300,000	300,127
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	199,979
Toyota Auto Receivables Owner Trust ‘B’ 1.760% due 07/15/21	300,000	300,296
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	506,040

Total Asset-Backed Securities (Cost $4,591,609)		4,584,718

U.S. GOVERNMENT AGENCY ISSUES - 1.7%

Fannie Mae 1.000% due 08/28/19	2,000,000	1,980,412
1.375% due 10/07/21	1,000,000	981,382
1.875% due 12/28/20	500,000	502,337
2.125% due 04/24/26	815,000	796,276
2.625% due 09/06/24	960,000	982,548
5.625% due 07/15/37	100,000	138,414
7.125% due 01/15/30	525,000	763,996
Federal Home Loan Bank 1.250% due 01/16/19	2,000,000	1,995,228
1.375% due 03/18/19	1,000,000	998,735
1.375% due 09/28/20	800,000	792,200
1.800% due 08/28/20	500,000	498,379
5.500% due 07/15/36	100,000	135,526
Freddie Mac 1.250% due 10/02/19	1,200,000	1,193,338
1.300% due 08/28/19	1,000,000	994,104
1.375% due 05/01/20	2,000,000	1,989,490
1.750% due 05/30/19	200,000	200,882
2.375% due 01/13/22	1,000,000	1,018,021
6.250% due 07/15/32	225,000	316,676
Tennessee Valley Authority 3.500% due 12/15/42	100,000	104,949
3.875% due 02/15/21	65,000	69,318
5.250% due 09/15/39	25,000	32,837
5.375% due 04/01/56	50,000	68,252
6.750% due 11/01/25	150,000	195,663
7.125% due 05/01/30	50,000	72,595

Total U.S. Government Agency Issues (Cost $16,624,981)		16,821,558

U.S. TREASURY OBLIGATIONS - 36.8%

U.S. Treasury Bonds - 5.9%

2.250% due 08/15/46	3,950,000	3,470,910
2.500% due 02/15/45	2,800,000	2,610,563
2.500% due 02/15/46	3,100,000	2,882,273
2.500% due 05/15/46	4,000,000	3,714,689
2.750% due 08/15/42	2,450,000	2,419,758
2.750% due 11/15/42	1,850,000	1,825,502
2.750% due 08/15/47	1,450,000	1,417,743
2.875% due 05/15/43	6,200,000	6,247,106
2.875% due 08/15/45	1,000,000	1,004,102
3.000% due 05/15/42	1,075,000	1,111,638
3.000% due 11/15/45	1,900,000	1,954,477
3.000% due 02/15/47	500,000	514,072

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
3.000% due 05/15/47	$1,700,000	$1,748,344
3.125% due 11/15/41	975,000	1,031,196
3.125% due 02/15/43	2,625,000	2,768,503
3.125% due 08/15/44	5,600,000	5,905,156
3.625% due 08/15/43	1,525,000	1,748,984
3.625% due 02/15/44	500,000	574,326
3.750% due 08/15/41	1,300,000	1,518,867
3.750% due 11/15/43	1,000,000	1,171,602
4.250% due 11/15/40	750,000	940,942
4.375% due 05/15/40	1,025,000	1,306,134
4.375% due 05/15/41	775,000	990,910
4.500% due 02/15/36	1,750,000	2,250,288
4.500% due 08/15/39	700,000	904,914
4.625% due 02/15/40	2,225,000	2,927,700
5.375% due 02/15/31	1,100,000	1,472,647
6.250% due 05/15/30	1,550,000	2,199,335

		58,632,681

U.S. Treasury Notes - 30.9%

0.875% due 05/15/19	600,000	594,621
0.875% due 06/15/19	1,200,000	1,188,492
1.000% due 11/30/18	8,400,000	8,362,594
1.000% due 03/15/19	1,500,000	1,491,182
1.000% due 10/15/19	1,200,000	1,188,188
1.125% due 01/31/19	6,400,000	6,376,000
1.125% due 04/30/20	5,500,000	5,438,984
1.125% due 02/28/21	5,400,000	5,294,004
1.125% due 06/30/21	1,500,000	1,465,049
1.125% due 07/31/21	4,100,000	3,999,502
1.125% due 08/31/21	2,300,000	2,241,287
1.250% due 12/31/18	1,300,000	1,297,715
1.250% due 01/31/19	3,225,000	3,218,134
1.250% due 03/31/19	5,000,000	4,987,305
1.250% due 04/30/19	5,000,000	4,985,742
1.250% due 05/31/19	4,000,000	3,987,656
1.250% due 06/30/19	5,000,000	4,982,422
1.250% due 08/31/19	12,000,000	11,948,672
1.250% due 10/31/19	750,000	746,309
1.250% due 01/31/20	750,000	745,005
1.250% due 02/29/20	9,000,000	8,936,719
1.250% due 03/31/21	2,000,000	1,967,305
1.375% due 11/30/18	1,500,000	1,499,707
1.375% due 12/31/18	650,000	649,848
1.375% due 01/31/20	7,700,000	7,672,328
1.375% due 02/15/20	6,200,000	6,174,691
1.375% due 03/31/20	5,500,000	5,474,326
1.375% due 09/15/20	500,000	496,494
1.375% due 06/30/23	4,300,000	4,145,301
1.500% due 03/31/19	3,000,000	3,003,457
1.500% due 05/15/20	5,000,000	4,989,648
1.500% due 05/31/20	2,000,000	1,995,508
1.500% due 06/15/20	1,250,000	1,247,217
1.500% due 08/15/20	4,000,000	3,987,734
1.500% due 03/31/23	1,500,000	1,459,981
1.500% due 08/15/26	3,200,000	2,995,251
1.625% due 06/30/19	2,000,000	2,005,781
1.625% due 08/31/19	4,400,000	4,412,633
1.625% due 11/30/20	4,500,000	4,493,232
1.625% due 08/15/22	2,025,000	1,998,699
1.625% due 11/15/22	4,975,000	4,896,877
1.625% due 05/31/23	1,000,000	978,203
1.625% due 10/31/23	3,000,000	2,924,238
1.625% due 02/15/26	4,900,000	4,657,201
1.625% due 05/15/26	1,300,000	1,232,740
1.750% due 10/31/20	5,100,000	5,115,439
1.750% due 11/30/21	500,000	498,193
1.750% due 05/15/22	1,250,000	1,243,115
1.750% due 06/30/22	2,000,000	1,985,078
1.750% due 05/15/23	5,250,000	5,172,686
1.875% due 06/30/20	4,200,000	4,232,156

	Principal Amount	Value
1.875% due 01/31/22	$500,000	$500,147
1.875% due 02/28/22	6,000,000	6,000,586
1.875% due 04/30/22	2,000,000	1,997,773
1.875% due 07/31/22	3,500,000	3,491,660
1.875% due 09/30/22	2,500,000	2,493,262
2.000% due 07/31/20	3,000,000	3,032,402
2.000% due 09/30/20	2,500,000	2,526,465
2.000% due 08/31/21	3,000,000	3,023,203
2.000% due 11/15/21	2,000,000	2,015,156
2.000% due 12/31/21	500,000	502,998
2.000% due 02/15/22	1,100,000	1,106,961
2.000% due 11/30/22	2,400,000	2,404,125
2.000% due 02/15/23	6,950,000	6,953,122
2.000% due 05/31/24	5,000,000	4,957,520
2.000% due 02/15/25	2,000,000	1,972,266
2.000% due 11/15/26	1,500,000	1,461,357
2.125% due 08/15/21	2,200,000	2,227,672
2.125% due 11/30/23	6,000,000	6,016,992
2.125% due 02/29/24	4,500,000	4,502,285
2.250% due 04/30/21	5,700,000	5,800,195
2.250% due 12/31/23	4,000,000	4,036,406
2.250% due 01/31/24	2,000,000	2,017,070
2.250% due 11/15/24	2,000,000	2,009,609
2.250% due 11/15/25	2,200,000	2,199,356
2.250% due 02/15/27	6,700,000	6,657,733
2.250% due 08/15/27	3,000,000	2,978,613
2.375% due 08/15/24	10,300,000	10,442,832
2.375% due 05/15/27	2,750,000	2,760,689
2.500% due 08/15/23	4,450,000	4,564,118
2.625% due 08/15/20	1,800,000	1,850,977
2.625% due 11/15/20	2,000,000	2,058,438
2.750% due 02/15/19	1,350,000	1,374,442
2.750% due 11/15/23	6,600,000	6,858,844
2.750% due 02/15/24	8,000,000	8,307,344
3.125% due 05/15/21	1,750,000	1,835,176
3.375% due 11/15/19	1,750,000	1,818,565
3.750% due 11/15/18	2,475,000	2,539,485

		304,376,493

Total U.S. Treasury Obligations (Cost $360,903,942)		363,009,174

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada) 1.625% due 02/27/19	550,000	551,019
Chile Government (Chile) 3.125% due 01/21/26	75,000	77,063
3.860% due 06/21/47	300,000	306,562
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	320,850
4.500% due 01/28/26	500,000	534,937
5.000% due 06/15/45	300,000	309,375
7.375% due 03/18/19	100,000	108,162
Export Development Canada (Canada) 1.250% due 02/04/19	400,000	398,332
Export-Import Bank of Korea (South Korea) 1.750% due 05/26/19	200,000	198,724
2.375% due 08/12/19	300,000	300,944
2.750% due 01/25/22	200,000	200,018
5.000% due 04/11/22	200,000	218,952
Hungary Government (Hungary)
5.375% due 03/25/24	200,000	229,096
6.375% due 03/29/21	350,000	395,045
7.625% due 03/29/41	200,000	310,550
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	122,223
Iraq Government AID 2.149% due 01/18/22	200,000	201,338
Israel Government (Israel) 5.125% due 03/26/19	300,000	314,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Israel Government AID 5.500% due 04/26/24	$25,000	$29,981
Japan Bank for International Cooperation (Japan) 1.875% due 07/21/26	200,000	186,711
2.125% due 02/07/19	200,000	200,570
2.125% due 07/21/20	300,000	300,891
2.250% due 02/24/20	500,000	502,492
2.375% due 07/21/22	300,000	301,308
3.375% due 07/31/23	200,000	209,906
Korea International (South Korea) 2.750% due 01/19/27	200,000	194,311
7.125% due 04/16/19	100,000	107,790
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	94,455
3.625% due 03/15/22	296,000	310,948
4.000% due 10/02/23	550,000	582,835
4.150% due 03/28/27	200,000	210,460
4.600% due 01/23/46	500,000	506,250
4.750% due 03/08/44	264,000	272,712
6.750% due 09/27/34	225,000	296,100
Panama Government (Panama) 4.000% due 09/22/24	200,000	214,000
4.500% due 05/15/47	350,000	370,125
6.700% due 01/26/36	100,000	132,750
8.875% due 09/30/27	100,000	145,650
Peruvian Government (Peru) 7.125% due 03/30/19	200,000	217,100
8.750% due 11/21/33	200,000	315,300
Philippine Government (Philippines) 3.950% due 01/20/40	300,000	311,443
4.000% due 01/15/21	325,000	345,508
6.375% due 10/23/34	250,000	336,993
7.750% due 01/14/31	200,000	291,366
Province of Alberta (Canada) 2.200% due 07/26/22	250,000	248,885
Province of British Columbia (Canada) 2.000% due 10/23/22	100,000	98,982
2.650% due 09/22/21	100,000	102,324
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	100,025
2.125% due 05/04/22	250,000	248,547
Province of Ontario (Canada) 1.625% due 01/18/19	100,000	99,909
2.250% due 05/18/22	500,000	501,061
2.400% due 02/08/22	350,000	353,006
4.000% due 10/07/19	150,000	156,385
4.400% due 04/14/20	250,000	265,276
Province of Quebec (Canada) 2.375% due 01/31/22	250,000	252,137
2.750% due 08/25/21	100,000	102,338
2.750% due 04/12/27	350,000	349,853
3.500% due 07/29/20	100,000	104,296
7.500% due 07/15/23	100,000	124,888
7.500% due 09/15/29	75,000	107,018
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	180,165
Republic of Poland Government (Poland) 3.000% due 03/17/23	150,000	153,761
4.000% due 01/22/24	150,000	161,600
6.375% due 07/15/19	200,000	216,170
The Korea Development Bank (South Korea) 2.000% due 09/12/26	400,000	362,729
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	300,599
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	139,665
4.375% due 10/27/27	50,000	53,981
5.100% due 06/18/50	200,000	211,400

Total Foreign Government Bonds & Notes (Cost $16,752,054)		17,081,040

	Principal Amount	Value
MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	$25,000	$33,620
8.084% due 02/15/50	300,000	496,227
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	35,982
7.043% due 04/01/50	50,000	77,125
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	31,693
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	130,778
City of Chicago IL ‘B’ 7.375% due 01/01/33	35,000	40,214
7.750% due 01/01/42	50,000	54,174
City of New York NY 5.517% due 10/01/37	40,000	49,915
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	117,046
5.456% due 12/01/39	25,000	31,556
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	183,055
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	56,645
Los Angeles Unified School District CA 5.750% due 07/01/34	300,000	384,117
6.758% due 07/01/34	100,000	139,215
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	31,758
6.668% due 11/15/39	55,000	76,704
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	31,619
6.655% due 04/01/57	100,000	124,283
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	155,994
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	157,780
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	146,072
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	37,412
New York City Water & Sewer System 5.952% due 06/15/42	50,000	68,133
6.011% due 06/15/42	10,000	13,646
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,591
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	97,568
Port Authority of New York & New Jersey 4.229% due 10/15/57	30,000	32,274
4.458% due 10/01/62	100,000	112,022
5.647% due 11/01/40	150,000	194,319
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	67,989
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	46,816
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	102,059
State of California 6.200% due 10/01/19	25,000	27,188
7.300% due 10/01/39	100,000	147,098
7.500% due 04/01/34	50,000	72,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
7.550% due 04/01/39	$150,000	$230,190
7.600% due 11/01/40	270,000	422,752
7.625% due 03/01/40	40,000	61,334
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	24,693
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	55,170
State of Illinois 5.100% due 06/01/33	425,000	430,227
6.725% due 04/01/35	100,000	112,650
State of Texas 5.517% due 04/01/39	100,000	128,638
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,471
State of Wisconsin 3.154% due 05/01/27	250,000	253,385
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,653
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	359,403
University of California 3.063% due 07/01/25	50,000	51,280
4.767% due 05/15/15	75,000	78,735
4.858% due 05/15/12	100,000	107,881

Total Municipal Bonds (Cost $5,249,020)		5,997,845

	Shares	Value

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio	20,022,098	$20,022,098

Total Short-Term Investment (Cost $20,022,098)		20,022,098

TOTAL INVESTMENTS - 101.1% (Cost $985,718,147)		997,637,591

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(10,954,056)

NET ASSETS - 100.0%		$986,683,535

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$276,862,650	$-	$276,862,650	$-
	Mortgage-Backed Securities	293,258,508	-	293,258,508	-
	Asset-Backed Securities	4,584,718	-	4,584,718	-
	U.S. Government Agency Issues	16,821,558	-	16,821,558	-
	U.S. Treasury Obligations	363,009,174	-	363,009,174	-
	Foreign Government Bonds & Notes	17,081,040	-	17,081,040	-
	Municipal Bonds	5,997,845	-	5,997,845	-
	Short-Term Investment	20,022,098	20,022,098	-	-

	Total	$997,637,591	$20,022,098	$977,615,493	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Comstock Resources Inc Exercise @ $0.01 Exp 09/06/18 *	275	$1,669

Total Warrants (Cost $0)		1,669

	Principal Amount

CORPORATE BONDS & NOTES - 98.6%

Basic Materials - 6.6%

AK Steel Corp 7.000% due 03/15/27	$100,000	102,375
7.625% due 10/01/21	100,000	104,500
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	200,000	222,500
Aleris International Inc 9.500% due 04/01/21 ~	180,000	192,600
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	217,000
ArcelorMittal (Luxembourg) 5.750% due 08/05/20	100,000	109,250
6.125% due 06/01/25	200,000	231,000
6.750% due 02/25/22	200,000	229,420
7.500% due 10/15/39	350,000	421,750
Ashland LLC 4.750% due 08/15/22	250,000	264,687
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	156,750
Baffinland Iron Mines Corp (Canada) 12.000% due 02/01/22 ~	50,000	51,625
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	48,500
Big River Steel LLC 7.250% due 09/01/25 ~	110,000	116,985
Blue Cube Spinco Inc 9.750% due 10/15/23	65,000	79,300
10.000% due 10/15/25	85,000	104,231
BlueScope Steel Finance Ltd (Australia) 6.500% due 05/15/21 ~	82,000	86,084
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	93,825
CF Industries Inc 3.450% due 06/01/23	255,000	252,450
4.950% due 06/01/43	39,000	36,270
5.375% due 03/15/44	225,000	215,719
7.125% due 05/01/20	50,000	55,625
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	49,875
Cleveland-Cliffs Inc 5.750% due 03/01/25 ~	240,000	231,300
Coeur Mining Inc 5.875% due 06/01/24	50,000	50,188
Commercial Metals Co 4.875% due 05/15/23	100,000	105,000
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	203,750
Constellium NV (Netherlands) 5.750% due 05/15/24 ~	50,000	50,250
6.625% due 03/01/25 ~	250,000	256,562
CVR Partners LP 9.250% due 06/15/23 ~	100,000	106,875
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	61,275

	Principal Amount	Value
FMG Resources Pty Ltd (Australia) 4.750% due 05/15/22 ~	$225,000	$228,656
5.125% due 05/15/24 ~	90,000	91,687
Freeport-McMoRan Inc 3.100% due 03/15/20	100,000	100,575
3.550% due 03/01/22	500,000	493,595
3.875% due 03/15/23	100,000	99,000
5.450% due 03/15/43	350,000	328,781
6.875% due 02/15/23	400,000	438,000
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	30,578
Hecla Mining Co 6.875% due 05/01/21	100,000	103,780
Hexion Inc 6.625% due 04/15/20	148,000	133,200
9.000% due 11/15/20	100,000	66,250
10.000% due 04/15/20	100,000	96,250
10.375% due 02/01/22 ~	145,000	139,925
13.750% due 02/01/22 ~	25,000	20,625
Hudbay Minerals Inc (Canada) 7.250% due 01/15/23 ~	200,000	214,000
7.625% due 01/15/25 ~	25,000	27,188
Huntsman International LLC 4.875% due 11/15/20	100,000	106,375
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	50,000	52,938
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	140,312
Kinross Gold Corp (Canada) 4.500% due 07/15/27 ~	95,000	96,069
5.125% due 09/01/21	150,000	161,625
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	101,500
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	107,750
Lundin Mining Corp (Canada) 7.500% due 11/01/20 ~	90,000	93,712
7.875% due 11/01/22 ~	100,000	109,250
Mercer International Inc (Canada) 7.750% due 12/01/22	100,000	106,500
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	96,278
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	104,125
Olin Corp 5.125% due 09/15/27	60,000	62,850
5.500% due 08/15/22	100,000	108,250
Platform Specialty Products Corp 6.500% due 02/01/22 ~	236,000	245,145
PolyOne Corp 5.250% due 03/15/23	91,000	97,226
PQ Corp 6.750% due 11/15/22 ~	114,000	123,975
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	105,750
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	78,874
Real Alloy Holding Inc 10.000% due 01/15/19 ~	50,000	47,250
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	99,375
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	130,312
SPCM SA (France) 4.875% due 09/15/25 ~	55,000	57,063
Steel Dynamics Inc 5.125% due 10/01/21	310,000	319,687
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	123,250
Teck Resources Ltd (Canada) 4.750% due 01/15/22	97,000	103,032
6.250% due 07/15/41	300,000	340,296
8.500% due 06/01/24 ~	238,000	273,700

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	$50,000	$51,450
The Chemours Co 5.375% due 05/15/27	55,000	57,338
6.625% due 05/15/23	180,000	192,375
7.000% due 05/15/25	130,000	144,625
TPC Group Inc 8.750% due 12/15/20 ~	100,000	97,500
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	75,000	77,344
Tronox Finance LLC 7.500% due 03/15/22 ~	145,000	153,519
Tronox Finance PLC 5.750% due 10/01/25 ~	100,000	102,750
United States Steel Corp 6.875% due 08/15/25	71,000	72,953
7.375% due 04/01/20	48,000	52,560
8.375% due 07/01/21 ~	234,000	259,155
Valvoline Inc 5.500% due 07/15/24 ~	100,000	107,000
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	104,250
WR Grace & Co 5.625% due 10/01/24 ~	100,000	110,250

		12,295,149

Communications - 20.1%

Acosta Inc 7.750% due 10/01/22 ~	80,000	58,000
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	212,500
7.500% due 05/15/26 ~	500,000	551,250
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	217,000
Altice Luxembourg SA (Luxembourg) 7.625% due 02/15/25 ~	200,000	216,500
7.750% due 05/15/22 ~	400,000	425,000
Altice US Finance I Corp 5.375% due 07/15/23 ~	200,000	212,000
5.500% due 05/15/26 ~	200,000	211,500
AMC Networks Inc 4.750% due 12/15/22	68,000	70,104
4.750% due 08/01/25	150,000	151,875
5.000% due 04/01/24	100,000	103,500
Anixter Inc 5.125% due 10/01/21	50,000	54,000
5.500% due 03/01/23	100,000	109,125
Block Communications Inc 6.875% due 02/15/25 ~	50,000	54,515
C&W Senior Financing Designated Activity Co (Ireland) 6.875% due 09/15/27 ~	200,000	208,500
Cablevision Systems Corp 5.875% due 09/15/22	100,000	103,750
8.000% due 04/15/20	100,000	111,125
CBS Radio Inc 7.250% due 11/01/24 ~	100,000	107,250
CCO Holdings LLC 5.000% due 02/01/28 ~	175,000	175,875
5.125% due 02/15/23	125,000	129,375
5.125% due 05/01/23 ~	200,000	208,750
5.125% due 05/01/27 ~	525,000	533,531
5.250% due 03/15/21	100,000	103,063
5.250% due 09/30/22	100,000	103,250
5.375% due 05/01/25 ~	100,000	103,887
5.500% due 05/01/26 ~	150,000	155,813
5.750% due 09/01/23	50,000	52,000
5.750% due 01/15/24	200,000	208,250
5.750% due 02/15/26 ~	365,000	384,162
5.875% due 04/01/24 ~	192,000	204,240
5.875% due 05/01/27 ~	100,000	105,000

	Principal Amount	Value
Cengage Learning Inc 9.500% due 06/15/24 ~	$111,000	$97,958
CenturyLink Inc 5.625% due 04/01/20	122,000	127,758
5.625% due 04/01/25	300,000	288,375
5.800% due 03/15/22	500,000	500,000
7.600% due 09/15/39	100,000	89,000
7.650% due 03/15/42	100,000	87,750
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	344,000	351,740
6.375% due 09/15/20 ~	82,000	83,948
Cincinnati Bell Inc 7.000% due 07/15/24 ~	200,000	196,000
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	105,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	407,000	420,923
7.625% due 03/15/20	200,000	198,250
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	102,750
CommScope Inc 5.500% due 06/15/24 ~	110,000	115,500
CommScope Technologies LLC 5.000% due 03/15/27 ~	50,000	50,250
6.000% due 06/15/25 ~	257,000	275,954
Consolidated Communications Inc 6.500% due 10/01/22	100,000	96,625
CSC Holdings LLC 5.250% due 06/01/24	200,000	202,750
5.500% due 04/15/27 ~	200,000	208,500
6.750% due 11/15/21	100,000	110,750
10.125% due 01/15/23 ~	300,000	346,875
10.875% due 10/15/25 ~	335,000	414,981
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	29,750
DISH DBS Corp 5.000% due 03/15/23	100,000	102,938
5.125% due 05/01/20	100,000	105,095
5.875% due 07/15/22	300,000	319,500
5.875% due 11/15/24	365,000	383,779
6.750% due 06/01/21	400,000	441,000
7.750% due 07/01/26	318,000	365,700
Embarq Corp 7.995% due 06/01/36	200,000	204,000
Frontier Communications Corp 6.250% due 09/15/21	140,000	115,458
6.875% due 01/15/25	130,000	97,825
7.125% due 01/15/23	35,000	26,950
7.625% due 04/15/24	150,000	114,750
8.500% due 04/15/20	79,000	76,828
8.875% due 09/15/20	400,000	387,280
9.000% due 08/15/31	200,000	156,500
9.250% due 07/01/21	100,000	88,031
10.500% due 09/15/22	235,000	205,625
11.000% due 09/15/25	380,000	324,900
GCI Inc 6.750% due 06/01/21	100,000	102,625
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	105,000	119,963
Gray Television Inc 5.125% due 10/15/24 ~	45,000	45,338
5.875% due 07/15/26 ~	175,000	180,687
GTT Communications Inc 7.875% due 12/31/24 ~	100,000	106,500
Hughes Satellite Systems Corp 5.250% due 08/01/26	75,000	78,281
6.500% due 06/15/19	94,000	100,345
6.625% due 08/01/26	165,000	176,962
7.625% due 06/15/21	95,000	108,231
IAC/InterActiveCorp 4.875% due 11/30/18	39,000	39,195

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
iHeartCommunications Inc 9.000% due 12/15/19	$200,000	$153,500
9.000% due 03/01/21	150,000	107,344
9.000% due 09/15/22	115,000	81,938
10.625% due 03/15/23	250,000	178,750
11.250% due 03/01/21 ~	140,000	100,100
11.250% due 03/01/21	100,000	72,750
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	194,750
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	180,000	153,450
7.250% due 10/15/20	300,000	290,250
7.500% due 04/01/21	250,000	238,125
8.000% due 02/15/24 ~	250,000	269,375
9.750% due 07/15/25 ~	275,000	278,437
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	220,000	143,000
8.125% due 06/01/23	125,000	78,750
Lamar Media Corp 5.000% due 05/01/23	200,000	208,250
5.375% due 01/15/24	45,000	47,588
Level 3 Financing Inc 5.125% due 05/01/23	150,000	152,906
5.250% due 03/15/26	100,000	102,719
5.375% due 08/15/22	185,000	190,977
5.375% due 01/15/24	200,000	205,250
5.375% due 05/01/25	80,000	82,450
6.125% due 01/15/21	50,000	51,243
Liberty Interactive LLC 8.250% due 02/01/30	100,000	111,000
LIN Television Corp 5.875% due 11/15/22	100,000	104,750
Match Group Inc 6.750% due 12/15/22	100,000	103,625
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	101,250
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	104,500
MHGE Parent LLC 8.500% Cash or 9.250% PIK due 08/01/19 ~	90,000	90,225
Midcontinent Communications 6.875% due 08/15/23 ~	125,000	135,313
Netflix Inc 4.375% due 11/15/26 ~	105,000	105,624
5.500% due 02/15/22	150,000	164,250
5.875% due 02/15/25	225,000	246,656
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	159,000	164,962
Nokia OYJ (Finland) 3.375% due 06/12/22	120,000	121,350
4.375% due 06/12/27	120,000	123,750
5.375% due 05/15/19	31,000	32,631
6.625% due 05/15/39	50,000	57,950
Outfront Media Capital LLC 5.250% due 02/15/22	50,000	51,875
5.625% due 02/15/24	100,000	104,625
5.875% due 03/15/25	100,000	105,125
Plantronics Inc 5.500% due 05/31/23 ~	126,000	131,040
Qualitytech LP 5.875% due 08/01/22	100,000	104,565
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	109,125
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	140,063
Radiate Holdco LLC 6.625% due 02/15/25 ~	50,000	49,000
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	108,000

	Principal Amount	Value
SFR Group SA (France) 6.000% due 05/15/22 ~	$500,000	$523,125
6.250% due 05/15/24 ~	150,000	158,963
7.375% due 05/01/26 ~	767,000	829,319
Sinclair Television Group Inc 5.375% due 04/01/21	100,000	102,750
5.625% due 08/01/24 ~	195,000	200,606
Sirius XM Radio Inc 3.875% due 08/01/22 ~	241,000	247,676
4.625% due 05/15/23 ~	80,000	82,400
5.000% due 08/01/27 ~	160,000	164,000
5.375% due 07/15/26 ~	171,000	180,405
6.000% due 07/15/24 ~	195,000	210,356
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	361,959
Sprint Capital Corp 6.875% due 11/15/28	300,000	336,750
6.900% due 05/01/19	150,000	160,312
8.750% due 03/15/32	200,000	256,250
Sprint Communications Inc 6.000% due 11/15/22	300,000	323,910
7.000% due 03/01/20 ~	100,000	109,500
7.000% due 08/15/20	450,000	492,804
9.000% due 11/15/18 ~	148,000	159,100
11.500% due 11/15/21	100,000	127,606
Sprint Corp 7.125% due 06/15/24	200,000	225,500
7.250% due 09/15/21	450,000	501,187
7.625% due 02/15/25	250,000	288,125
7.875% due 09/15/23	600,000	697,500
Symantec Corp 4.200% due 09/15/20	100,000	105,050
5.000% due 04/15/25 ~	240,000	251,551
T-Mobile USA Inc 4.000% due 04/15/22	200,000	207,604
5.125% due 04/15/25	100,000	104,750
6.000% due 03/01/23	315,000	332,719
6.375% due 03/01/25	325,000	350,740
6.500% due 01/15/26	280,000	309,750
6.625% due 04/01/23	193,000	203,619
6.836% due 04/28/23	200,000	211,750
TEGNA Inc 4.875% due 09/15/21 ~	200,000	205,500
5.125% due 07/15/20	88,000	90,420
6.375% due 10/15/23	100,000	106,750
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	350,000	433,982
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	600,187
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	200,000	198,807
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	95,944
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	102,250
The McClatchy Co 9.000% due 12/15/22	146,000	151,475
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	158,956
Time Inc 5.750% due 04/15/22 ~	67,000	68,926
Tribune Media Co 5.875% due 07/15/22	175,000	182,875
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	104,500
United States Cellular Corp 6.700% due 12/15/33	100,000	104,625
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	321,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Univision Communications Inc 5.125% due 05/15/23 ~	$250,000	$255,625
5.125% due 02/15/25 ~	199,000	201,239
6.750% due 09/15/22 ~	90,000	93,656
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	209,000
Urban One Inc 7.375% due 04/15/22 ~	100,000	100,500
VeriSign Inc 4.625% due 05/01/23	75,000	77,813
4.750% due 07/15/27	95,000	98,325
5.250% due 04/01/25	100,000	108,500
Viacom Inc
(LIBOR + 3.895%)
5.875% due 02/28/57 §	120,000	120,117
(LIBOR + 3.899%)
6.250% due 02/28/57 §	142,000	143,151
ViaSat Inc 5.625% due 09/15/25 ~	148,000	149,672
Videotron Ltd (Canada) 5.125% due 04/15/27 ~	200,000	208,500
5.375% due 06/15/24 ~	100,000	109,000
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	250,000	259,687
6.375% due 04/15/23 ~	200,000	209,750
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	100,000	105,625
West Corp 4.750% due 07/15/21 ~	100,000	101,500
5.375% due 07/15/22 ~	100,000	101,250
Wind Acquisition Finance SA (Italy) 4.750% due 07/15/20 ~	295,000	298,965
6.500% due 04/30/20 ~	200,000	207,274
7.375% due 04/23/21 ~	250,000	260,156
Windstream Services LLC 7.500% due 04/01/23	100,000	72,250
7.750% due 10/01/21	300,000	225,000
Zayo Group LLC 5.750% due 01/15/27 ~	295,000	313,437
6.000% due 04/01/23	190,000	202,055
6.375% due 05/15/25	100,000	108,138
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	207,500
Ziggo Secured Finance BV (Netherlands) 5.500% due 01/15/27 ~	200,000	205,438

		37,271,350

Consumer, Cyclical - 14.6%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	65,275
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	205,500
Air Canada (Canada) 7.750% due 04/15/21 ~	50,000	57,125
Algeco Scotsman Global Finance PLC (United Kingdom) 8.500% due 10/15/18 ~	100,000	96,000
10.750% due 10/15/19 ~	100,000	81,000
Allegiant Travel Co 5.500% due 07/15/19	100,000	103,800
Allison Transmission Inc 5.000% due 10/01/24 ~	170,000	176,859
AMC Entertainment Holdings Inc 5.875% due 02/15/22	100,000	101,125
5.875% due 11/15/26	115,000	113,275
American Airlines Group Inc 4.625% due 03/01/20 ~	100,000	103,250

	Principal Amount	Value
American Axle & Manufacturing Inc 6.250% due 04/01/25 ~	$100,000	$102,250
6.500% due 04/01/27 ~	65,000	65,731
6.625% due 10/15/22	200,000	207,117
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	32,000	32,880
American Greetings Corp 7.875% due 02/15/25 ~	100,000	108,750
American Tire Distributors Inc 10.250% due 03/01/22 ~	162,000	169,744
Aramark Services Inc 5.000% due 04/01/25 ~	150,000	160,875
5.125% due 01/15/24	155,000	164,881
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	105,000
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	99,500
Avantor Inc 6.000% due 10/01/24 # ~	210,000	215,250
9.000% due 10/01/25 # ~	311,000	318,386
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	88,500
Beazer Homes USA Inc 5.750% due 06/15/19	100,000	105,375
8.750% due 03/15/22	105,000	116,550
Boyd Gaming Corp 6.375% due 04/01/26	100,000	109,375
6.875% due 05/15/23	87,000	93,362
Brinker International Inc 3.875% due 05/15/23	100,000	98,000
Brookfield Residential Properties Inc (Canada) 6.125% due 07/01/22 ~	100,000	105,000
6.500% due 12/15/20 ~	40,000	41,050
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	100,000	102,500
11.000% due 10/01/21	200,000	213,250
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	54,188
CalAtlantic Group Inc 5.000% due 06/15/27	100,000	101,313
5.875% due 11/15/24	100,000	109,625
6.625% due 05/01/20	50,000	55,350
8.375% due 01/15/21	100,000	117,030
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	105,750
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	106,750
Cedar Fair LP 5.375% due 06/01/24	100,000	105,625
5.375% due 04/15/27 ~	80,000	84,200
Century Communities Inc 5.875% due 07/15/25 ~	100,000	100,750
Choice Hotels International Inc 5.750% due 07/01/22	50,000	55,688
Churchill Downs Inc 5.375% due 12/15/21	100,000	103,625
Cinemark USA Inc 4.875% due 06/01/23	125,000	126,875
Claire’s Stores Inc 9.000% due 03/15/19 ~	200,000	115,700
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	98,500
CRC Escrow Issuer LLC 5.250% due 10/15/25 # ~	174,000	174,000
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	105,750
Dana Inc 5.500% due 12/15/24	200,000	211,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Delphi Jersey Holdings PLC 5.000% due 10/01/25 ~	$105,000	$107,100
Diamond Resorts International Inc 7.750% due 09/01/23 ~	55,000	59,400
10.750% due 09/01/24 ~	125,000	133,750
Dollar Tree Inc 5.250% due 03/01/20	110,000	113,190
5.750% due 03/01/23	295,000	312,582
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	101,125
Eldorado Resorts Inc 6.000% due 04/01/25	190,000	200,488
Ferrellgas LP 6.500% due 05/01/21	100,000	97,500
6.750% due 06/15/23	100,000	96,750
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	208,970
5.250% due 04/15/23	250,000	266,875
GameStop Corp 5.500% due 10/01/19 ~	50,000	51,313
6.750% due 03/15/21 ~	100,000	104,500
Global Partners LP 7.000% due 06/15/23	100,000	101,000
GLP Capital LP 4.375% due 11/01/18	111,000	113,359
4.375% due 04/15/21	50,000	52,125
4.875% due 11/01/20	172,000	182,535
5.375% due 11/01/23	26,000	28,568
5.375% due 04/15/26	100,000	109,375
Golden Nugget Inc 8.750% due 10/01/25 ~	100,000	102,000
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	171,806
Guitar Center Inc 6.500% due 04/15/19 ~	105,000	95,813
H&E Equipment Services Inc 5.625% due 09/01/25 ~	115,000	121,612
Hanesbrands Inc 4.625% due 05/15/24 ~	161,000	168,446
4.875% due 05/15/26 ~	80,000	83,500
HD Supply Inc 5.750% due 04/15/24 ~	200,000	214,500
Hilton Domestic Operating Co Inc 4.250% due 09/01/24	155,000	158,487
Hilton Worldwide Finance LLC 4.625% due 04/01/25	120,000	123,900
4.875% due 04/01/27	115,000	121,038
Hot Topic Inc 9.250% due 06/15/21 ~	50,000	42,438
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	204,250
International Game Technology PLC 5.625% due 02/15/20 ~	200,000	212,250
6.250% due 02/15/22 ~	200,000	222,100
6.500% due 02/15/25 ~	100,000	112,875
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	190,000	199,737
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	204,000
JC Penney Corp Inc 5.650% due 06/01/20	150,000	147,937
5.875% due 07/01/23 ~	30,000	30,413
6.375% due 10/15/36	51,000	36,338
7.400% due 04/01/37	63,000	47,565
Jo-Ann Stores Holdings Inc 9.750% Cash or 10.500% PIK due 10/15/19 ~	50,000	48,750

	Principal Amount	Value
K Hovnanian Enterprises Inc 10.000% due 07/15/22 ~	$100,000	$104,000
KB Home 4.750% due 05/15/19	200,000	206,750
7.000% due 12/15/21	100,000	112,750
KFC Holding Co 4.750% due 06/01/27 ~	100,000	103,250
5.000% due 06/01/24 ~	163,000	172,169
5.250% due 06/01/26 ~	142,000	150,875
L Brands Inc 5.625% due 02/15/22	150,000	160,860
5.625% due 10/15/23	100,000	106,750
6.625% due 04/01/21	50,000	55,250
6.750% due 07/01/36	90,000	87,507
6.875% due 11/01/35	50,000	49,000
7.600% due 07/15/37	100,000	100,500
8.500% due 06/15/19	200,000	220,750
Landry’s Inc 6.750% due 10/15/24 ~	160,000	162,200
Lennar Corp 4.125% due 01/15/22	60,000	62,175
4.500% due 06/15/19	40,000	41,300
4.500% due 11/15/19	100,000	103,625
4.500% due 04/30/24	115,000	118,712
4.750% due 04/01/21	100,000	105,625
4.750% due 11/15/22	100,000	106,125
4.750% due 05/30/25	100,000	104,875
Levi Strauss & Co 5.000% due 05/01/25	140,000	148,225
Lions Gate Entertainment Corp 5.875% due 11/01/24 ~	90,000	94,950
LKQ Corp 4.750% due 05/15/23	100,000	104,125
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	106,750
M/I Homes Inc 6.750% due 01/15/21	100,000	104,875
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	200,000	206,000
MDC Holdings Inc 5.500% due 01/15/24	100,000	108,220
Meritage Homes Corp 6.000% due 06/01/25	200,000	214,000
Meritor Inc 6.250% due 02/15/24	100,000	106,819
6.750% due 06/15/21	32,000	33,136
MGM Resorts International 4.625% due 09/01/26	150,000	152,625
6.000% due 03/15/23	100,000	110,500
6.625% due 12/15/21	219,000	246,922
6.750% due 10/01/20	100,000	110,500
7.750% due 03/15/22	100,000	117,000
8.625% due 02/01/19	150,000	162,375
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	51,188
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	166,237
National CineMedia LLC 6.000% due 04/15/22	50,000	51,250
Navistar International Corp 8.250% due 11/01/21	203,000	204,274
NCL Corp Ltd 4.625% due 11/15/20 ~	70,000	71,925
4.750% due 12/15/21 ~	90,000	93,600
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	127,000	66,675
8.750% Cash or 9.500% PIK due 10/15/21 ~	114,000	54,150
New Albertson’s Inc 7.450% due 08/01/29	100,000	78,000
7.750% due 06/15/26	100,000	82,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	$215,000	$216,344
4.625% due 01/15/22 ~	256,000	263,360
5.000% due 10/15/25 ~	233,000	238,242
5.000% due 10/15/25 # ~	71,000	72,598
6.000% due 04/01/22 ~	89,000	91,859
Nine West Holdings Inc 6.125% due 11/15/34	50,000	8,500
8.250% due 03/15/19 ~	100,000	19,000
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	104,000
Penske Automotive Group Inc 5.500% due 05/15/26	65,000	67,366
5.750% due 10/01/22	100,000	103,323
PetSmart Inc 5.875% due 06/01/25 ~	205,000	179,887
7.125% due 03/15/23 ~	267,000	209,008
8.875% due 06/01/25 ~	75,000	59,719
Pinnacle Entertainment Inc 5.625% due 05/01/24	80,000	82,200
PulteGroup Inc 4.250% due 03/01/21	114,286	118,857
5.000% due 01/15/27	80,000	83,500
5.500% due 03/01/26	100,000	109,415
6.000% due 02/15/35	100,000	104,750
PVH Corp 4.500% due 12/15/22	156,000	159,900
Regal Entertainment Group 5.750% due 03/15/22	54,000	55,890
5.750% due 02/01/25	100,000	101,750
Rite Aid Corp 6.125% due 04/01/23 ~	290,000	283,112
6.750% due 06/15/21	100,000	103,875
7.700% due 02/15/27	50,000	44,438
9.250% due 03/15/20	100,000	103,250
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	70,875
Sabre GLBL Inc 5.250% due 11/15/23 ~	130,000	134,225
5.375% due 04/15/23 ~	47,000	48,941
Sally Holdings LLC 5.625% due 12/01/25	140,000	144,200
Scientific Games International Inc 7.000% due 01/01/22 ~	375,000	398,906
10.000% due 12/01/22	300,000	333,375
Sears Holdings Corp 6.625% due 10/15/18	50,000	46,750
Shea Homes LP 5.875% due 04/01/23 ~	100,000	103,250
Signet UK Finance PLC 4.700% due 06/15/24	100,000	99,125
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	70,000	75,250
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	100,000	102,000
5.500% due 04/15/27 ~	100,000	102,750
Sonic Automotive Inc 5.000% due 05/15/23	100,000	98,250
Staples Inc 5.375% due 01/12/23	100,000	99,521
8.500% due 09/15/25 ~	205,000	199,875
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	134,657
7.500% due 03/01/21	50,000	52,000
Studio City Co Ltd (Hong Kong) 5.875% due 11/30/19 ~	200,000	210,500
Suburban Propane Partners LP 5.500% due 06/01/24	50,000	50,500
5.875% due 03/01/27	100,000	99,500
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	98,500

	Principal Amount	Value
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	$100,000	$102,750
5.625% due 03/01/24 ~	100,000	104,500
Tempur Sealy International Inc 5.500% due 06/15/26	64,000	65,600
5.625% due 10/15/23	100,000	105,625
Tenneco Inc 5.000% due 07/15/26	80,000	82,200
5.375% due 12/15/24	25,000	26,375
Tesla Inc 5.300% due 08/15/25 ~	294,000	287,841
The Gap Inc 5.950% due 04/12/21	150,000	162,820
The Goodyear Tire & Rubber Co 4.875% due 03/15/27	135,000	139,317
5.000% due 05/31/26	180,000	188,325
5.125% due 11/15/23	115,000	120,606
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	67,025
The Scotts Miracle-Gro Co 5.250% due 12/15/26	100,000	105,750
The William Carter Co 5.250% due 08/15/21	50,000	51,563
Toll Brothers Finance Corp 4.375% due 04/15/23	200,000	209,750
5.875% due 02/15/22	100,000	110,625
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	89,110
TRI Pointe Group Inc 5.250% due 06/01/27	100,000	101,750
5.875% due 06/15/24	100,000	107,500
Under Armour Inc 3.250% due 06/15/26	100,000	93,109
United Continental Holdings Inc 4.250% due 10/01/22	100,000	100,875
6.000% due 12/01/20	250,000	273,750
Univar USA Inc 6.750% due 07/15/23 ~	100,000	105,250
Viking Cruises Ltd 5.875% due 09/15/27 ~	69,000	69,411
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	104,375
Vista Outdoor Inc 5.875% due 10/01/23	100,000	103,375
William Lyon Homes Inc 7.000% due 08/15/22	100,000	103,750
WMG Acquisition Corp 6.750% due 04/15/22 ~	150,000	158,062
Wynn Las Vegas LLC 4.250% due 05/30/23 ~	100,000	103,375
5.250% due 05/15/27 ~	170,000	173,398
5.500% due 03/01/25 ~	300,000	313,125
Yum! Brands Inc
3.875% due 11/01/20	100,000	103,575
5.350% due 11/01/43	100,000	94,500
6.875% due 11/15/37	100,000	110,375
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	200,000	207,250
4.500% due 04/29/22 ~	150,000	158,250
4.750% due 04/29/25 ~	150,000	158,812

		27,101,125

Consumer, Non-Cyclical - 15.9%

Acadia Healthcare Co Inc 6.125% due 03/15/21	100,000	103,470
6.500% due 03/01/24	100,000	107,875
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	104,000
Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	69,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Albertsons Cos LLC 5.750% due 03/15/25	$270,000	$238,950
6.625% due 06/15/24	84,000	78,645
Alere Inc 6.500% due 06/15/20	50,000	51,000
Alliance One International Inc 8.500% due 04/15/21 ~	50,000	52,250
9.875% due 07/15/21	100,000	88,375
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	61,050
APX Group Inc 6.375% due 12/01/19	47,000	48,116
7.875% due 12/01/22	158,000	172,220
8.750% due 12/01/20	180,000	186,075
Ashtead Capital Inc (United Kingdom) 4.375% due 08/15/27 ~	200,000	206,250
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	100,000	104,776
Avis Budget Car Rental LLC 5.500% due 04/01/23	283,000	290,429
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	70,000	72,975
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	176,260
B&G Foods Inc 4.625% due 06/01/21	63,000	64,339
5.250% due 04/01/25	70,000	71,575
BI-LO LLC 8.625% Cash or 9.375% PIK due 09/15/18 ~	104,687	34,023
Brand Energy & Infrastructure Services Inc 8.500% due 07/15/25 ~	135,000	146,475
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	99,500
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	102,551
Centene Corp 4.750% due 05/15/22	225,000	235,969
4.750% due 01/15/25	70,000	72,800
5.625% due 02/15/21	141,000	147,021
6.125% due 02/15/24	158,000	171,232
Cenveo Corp 6.000% due 08/01/19 ~	90,000	71,775
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	106,250
Chobani LLC 7.500% due 04/15/25 ~	75,000	82,031
CHS/Community Health Systems Inc 5.125% due 08/01/21	200,000	198,000
6.250% due 03/31/23	415,000	411,369
6.875% due 02/01/22	400,000	315,500
7.125% due 07/15/20	200,000	181,250
8.000% due 11/15/19	250,000	244,375
Concordia International Corp (Canada) 7.000% due 04/15/23 ~	121,000	20,268
9.000% due 04/01/22 ~	50,000	39,250
9.500% due 10/21/22 ~	25,000	4,500
Cott Beverages Inc (Canada) 5.375% due 07/01/22	65,000	68,006
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	70,000	73,010
CSVC Acquisition Corp 7.750% due 06/15/25 ~	50,000	49,125
Darling Ingredients Inc 5.375% due 01/15/22	53,000	55,087
DaVita Inc 5.000% due 05/01/25	173,000	171,054
5.125% due 07/15/24	300,000	299,250
5.750% due 08/15/22	150,000	153,844

	Principal Amount	Value
Dean Foods Co 6.500% due 03/15/23 ~	$93,000	$94,628
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	143,412
DS Services of America Inc (Canada) 10.000% due 09/01/21 ~	71,000	75,260
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	171,600
Edgewell Personal Care Co 4.700% due 05/19/21	150,000	160,875
Endo Dac 6.000% due 07/15/23 ~	200,000	166,000
6.000% due 02/01/25 ~	200,000	163,000
Endo Finance LLC 5.375% due 01/15/23 ~	100,000	82,000
5.750% due 01/15/22 ~	50,000	44,125
7.250% due 01/15/22 ~	100,000	94,000
Envision Healthcare Corp 5.125% due 07/01/22 ~	75,000	78,188
5.625% due 07/15/22	100,000	104,625
6.250% due 12/01/24 ~	100,000	107,625
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	104,250
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	147,218
FTI Consulting Inc 6.000% due 11/15/22	100,000	103,625
Gartner Inc 5.125% due 04/01/25 ~	105,000	111,038
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	104,250
GW Honos Security Corp (Canada) 8.750% due 05/15/25 ~	70,000	74,813
HCA Healthcare Inc 6.250% due 02/15/21	200,000	217,000
HCA Inc 3.750% due 03/15/19	190,000	194,512
4.250% due 10/15/19	100,000	103,750
4.500% due 02/15/27	200,000	205,000
4.750% due 05/01/23	150,000	159,187
5.000% due 03/15/24	300,000	320,250
5.250% due 04/15/25	100,000	108,375
5.250% due 06/15/26	200,000	216,000
5.375% due 02/01/25	450,000	475,312
5.500% due 06/15/47	200,000	207,750
5.875% due 03/15/22	400,000	444,000
5.875% due 05/01/23	100,000	109,000
5.875% due 02/15/26	300,000	322,794
6.500% due 02/15/20	210,000	229,162
7.500% due 02/15/22	250,000	287,422
HealthSouth Corp 5.750% due 11/01/24	150,000	154,331
5.750% due 09/15/25	100,000	104,530
Herc Rentals Inc 7.500% due 06/01/22 ~	86,000	93,418
7.750% due 06/01/24 ~	30,000	32,700
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	106,000
Hologic Inc 5.250% due 07/15/22 ~	190,000	200,212
Horizon Pharma Inc 6.625% due 05/01/23	200,000	196,000
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	100,438
IHS Markit Ltd 4.750% due 02/15/25 ~	175,000	187,687
5.000% due 11/01/22 ~	125,000	135,313
Immucor Inc 11.125% due 02/15/22 ~	100,000	104,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Ingles Markets Inc 5.750% due 06/15/23	$100,000	$98,250
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	57,000	63,555
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	126,899
JBS USA LUX SA (Brazil) 5.750% due 06/15/25 ~	100,000	100,125
5.875% due 07/15/24 ~	250,000	251,875
8.250% due 02/01/20 ~	150,000	152,250
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	62,300
KAR Auction Services Inc 5.125% due 06/01/25 ~	180,000	187,650
Kindred Healthcare Inc 6.375% due 04/15/22	100,000	91,000
8.000% due 01/15/20	170,000	167,822
Kinetic Concepts Inc 7.875% due 02/15/21 ~	57,000	59,921
12.500% due 11/01/21 ~	150,000	167,625
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	160,000	156,400
Lamb Weston Holdings Inc 4.625% due 11/01/24 ~	145,000	151,887
4.875% due 11/01/26 ~	75,000	78,938
Laureate Education Inc 8.250% due 05/01/25 ~	70,000	75,600
LifePoint Health Inc 5.500% due 12/01/21	135,000	139,641
5.875% due 12/01/23	135,000	143,140
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	115,000	119,313
5.375% due 06/15/22 ~	50,000	52,125
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	103,375
Mallinckrodt International Finance SA 4.750% due 04/15/23	68,000	58,310
4.875% due 04/15/20 ~	129,000	129,000
5.500% due 04/15/25 ~	128,000	115,840
5.625% due 10/15/23 ~	40,000	37,450
5.750% due 08/01/22 ~	95,000	93,338
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	173,250
Molina Healthcare Inc 4.875% due 06/15/25 ~	25,000	24,750
5.375% due 11/15/22	120,000	124,272
Monitronics International Inc 9.125% due 04/01/20	100,000	89,500
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	217,000	233,817
Nielsen Finance LLC 4.500% due 10/01/20	50,000	50,688
5.000% due 04/15/22 ~	270,000	280,462
Opal Acquisition Inc 7.500% due 07/01/24 ~	100,000	98,000
10.000% due 10/01/24 ~	100,000	86,875
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	150,000	147,750
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	131,000	135,585
5.875% due 09/30/27 ~	67,000	68,843
Pinnacle Foods Finance LLC 5.875% due 01/15/24	150,000	159,750
Post Holdings Inc 5.000% due 08/15/26 ~	159,000	159,099
5.500% due 03/01/25 ~	195,000	202,800
5.750% due 03/01/27 ~	305,000	315,675
6.000% due 12/15/22 ~	55,000	57,819
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	103,375

	Principal Amount	Value
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	$544,000	$601,697
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	91,894
Rent-A-Center Inc 6.625% due 11/15/20	100,000	94,500
Revlon Consumer Products Corp 5.750% due 02/15/21	50,000	43,875
6.250% due 08/01/24	100,000	77,750
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	20,000	21,200
RR Donnelley & Sons Co 6.500% due 11/15/23	100,000	97,500
7.875% due 03/15/21	100,000	106,000
Safeway Inc 7.250% due 02/01/31	100,000	86,500
Select Medical Corp 6.375% due 06/01/21	100,000	103,500
Service Corp International 5.375% due 05/15/24	315,000	335,869
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	106,288
SP Finco LLC 6.750% due 07/01/25 ~	100,000	94,250
Spectrum Brands Inc 5.750% due 07/15/25	199,000	212,930
SUPERVALU Inc 7.750% due 11/15/22	50,000	47,125
Syniverse Foreign Holdings Corp 9.125% due 01/15/22 ~	100,000	102,250
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	190,000
Teleflex Inc 5.250% due 06/15/24	50,000	53,125
Tenet Healthcare Corp 4.375% due 10/01/21	167,000	170,131
4.500% due 04/01/21	51,000	52,260
4.625% due 07/15/24 ~	340,000	337,025
4.750% due 06/01/20	100,000	103,500
5.125% due 05/01/25 ~	200,000	197,750
5.500% due 03/01/19	110,000	112,613
6.000% due 10/01/20	100,000	106,821
6.750% due 02/01/20	100,000	103,250
6.750% due 06/15/23	278,000	267,227
7.000% due 08/01/25 ~	145,000	136,662
7.500% due 01/01/22 ~	150,000	159,187
8.125% due 04/01/22	411,000	419,220
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	105,000	110,003
The ADT Corp 3.500% due 07/15/22	50,000	50,250
4.875% due 07/15/32 ~	100,000	94,000
5.250% due 03/15/20	200,000	212,250
6.250% due 10/15/21	100,000	111,375
The Fresh Market Inc 9.750% due 05/01/23 ~	100,000	62,000
The Hertz Corp 5.500% due 10/15/24 ~	195,000	176,475
5.875% due 10/15/20	200,000	199,500
6.750% due 04/15/19	72,000	71,865
7.625% due 06/01/22 ~	260,000	268,775
The Nielsen Co Luxembourg SARL 5.000% due 02/01/25 ~	100,000	104,375
5.500% due 10/01/21 ~	138,000	142,140
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	95,000	97,850
TreeHouse Foods Inc 4.875% due 03/15/22	100,000	103,875
6.000% due 02/15/24 ~	115,000	123,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
United Rentals North America Inc 4.625% due 07/15/23	$300,000	$314,250
4.625% due 10/15/25	85,000	86,275
4.875% due 01/15/28	215,000	216,344
5.500% due 07/15/25	100,000	107,745
5.500% due 05/15/27	110,000	117,563
5.875% due 09/15/26	170,000	185,300
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	101,750
US Foods Inc 5.875% due 06/15/24 ~	143,000	150,507
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	200,000	200,688
7.000% due 10/01/20 ~	210,000	211,837
7.250% due 07/15/22 ~	100,000	97,875
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	200,000	200,500
5.625% due 12/01/21 ~	300,000	282,000
5.875% due 05/15/23 ~	350,000	310,187
6.125% due 04/15/25 ~	400,000	352,500
6.500% due 03/15/22 ~	190,000	200,925
7.000% due 03/15/24 ~	255,000	272,212
7.500% due 07/15/21 ~	407,000	407,000
Vector Group Ltd 6.125% due 02/01/25 ~	110,000	114,125
Vizient Inc 10.375% due 03/01/24 ~	60,000	69,150
WellCare Health Plans Inc 5.250% due 04/01/25	225,000	237,375
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	26,813
West Street Merger Sub Inc 6.375% due 09/01/25 ~	107,000	107,000

		29,472,543

Diversified - 0.2%

HRG Group Inc 7.750% due 01/15/22	100,000	104,875
7.875% due 07/15/19	120,000	122,430
Noble Group Ltd (Hong Kong) 6.750% due 01/29/20 ~	150,000	65,063
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	96,250

		388,618

Energy - 13.5%

Alta Mesa Holdings LP 7.875% due 12/15/24 ~	30,000	32,550
Andeavor Logistics LP 5.250% due 01/15/25	200,000	215,000
5.500% due 10/15/19	110,000	116,325
6.125% due 10/15/21	70,000	72,275
6.250% due 10/15/22	115,000	122,906
Antero Midstream Partners LP 5.375% due 09/15/24	100,000	104,000
Antero Resources Corp 5.000% due 03/01/25	100,000	102,000
5.125% due 12/01/22	200,000	205,500
5.375% due 11/01/21	75,000	77,250
5.625% due 06/01/23	100,000	104,750
Archrock Partners LP 6.000% due 10/01/22	100,000	97,750
Ascent Resources Utica Holdings LLC 10.000% due 04/01/22 ~	220,000	237,050
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	49,938
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	91,650
Bill Barrett Corp 8.750% due 06/15/25	150,000	144,750

	Principal Amount	Value
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	$128,000	$133,440
Bristow Group Inc 6.250% due 10/15/22	50,000	35,208
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	67,638
California Resources Corp 8.000% due 12/15/22 ~	385,000	251,694
Callon Petroleum Co 6.125% due 10/01/24	50,000	52,500
Calumet Specialty Products Partners LP 6.500% due 04/15/21	190,000	186,556
11.500% due 01/15/21 ~	100,000	116,375
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	200,000	206,626
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	173,400
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	190,000	196,650
5.875% due 03/31/25	235,000	253,800
7.000% due 06/30/24	200,000	228,250
Cheniere Energy Partners LP 5.250% due 10/01/25 ~	167,000	171,175
Chesapeake Energy Corp 5.750% due 03/15/23	300,000	278,250
8.000% due 12/15/22 ~	325,000	351,812
8.000% due 01/15/25 ~	145,000	146,812
8.000% due 01/15/25 # ~	27,000	27,338
8.000% due 06/15/27 ~	188,000	186,590
Comstock Resources Inc 10.000% Cash or 12.250% PIK due 03/15/20	100,000	100,000
CONSOL Energy Inc 5.875% due 04/15/22	200,000	203,000
8.000% due 04/01/23	75,000	80,067
Continental Resources Inc 4.500% due 04/15/23	100,000	100,500
5.000% due 09/15/22	600,000	612,000
Covey Park Energy LLC 7.500% due 05/15/25 ~	100,000	103,875
Crestwood Midstream Partners LP 5.750% due 04/01/25	85,000	87,125
6.250% due 04/01/23	100,000	103,625
CrownRock LP 7.750% due 02/15/23 ~	100,000	107,250
CSI Compressco LP 7.250% due 08/15/22	50,000	46,500
CVR Refining LLC 6.500% due 11/01/22	100,000	102,500
DCP Midstream Operating LP 3.875% due 03/15/23	200,000	197,000
5.350% due 03/15/20 ~	200,000	210,000
5.600% due 04/01/44	100,000	93,750
(LIBOR + 3.850%)
5.850% due 05/21/43 § ~	100,000	93,750
Denbury Resources Inc 5.500% due 05/01/22	268,000	154,770
9.000% due 05/15/21 ~	55,000	53,969
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	188,750
5.700% due 10/15/39	75,000	62,063
7.875% due 08/15/25	58,000	61,553
Diamondback Energy Inc 4.750% due 11/01/24	60,000	61,500
5.375% due 05/31/25	100,000	104,750
Eclipse Resources Corp 8.875% due 07/15/23	100,000	102,250
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	51,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Energy Transfer Equity LP 5.500% due 06/01/27	$95,000	$100,462
5.875% due 01/15/24	200,000	215,750
7.500% due 10/15/20	145,000	164,031
Ensco PLC 4.500% due 10/01/24	100,000	83,500
4.700% due 03/15/21	250,000	243,750
5.200% due 03/15/25	100,000	84,500
5.750% due 10/01/44	125,000	90,312
EP Energy LLC 6.375% due 06/15/23	168,000	104,580
8.000% due 11/29/24 ~	105,000	106,575
8.000% due 02/15/25 ~	90,000	70,538
9.375% due 05/01/20	150,000	125,625
Extraction Oil & Gas Inc 7.375% due 05/15/24 ~	50,000	52,250
7.875% due 07/15/21 ~	68,855	72,986
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	44,000
Genesis Energy LP 5.750% due 02/15/21	100,000	100,875
6.000% due 05/15/23	50,000	49,875
6.500% due 10/01/25	70,000	69,563
6.750% due 08/01/22	100,000	102,750
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	31,000	32,086
Gulfport Energy Corp 6.000% due 10/15/24	135,000	136,687
6.375% due 05/15/25	150,000	152,437
Halcon Resources Corp 6.750% due 02/15/25 ~	185,000	192,400
Hilcorp Energy I LP 5.000% due 12/01/24 ~	55,000	54,175
5.750% due 10/01/25 ~	67,000	68,089
Holly Energy Partners LP 6.000% due 08/01/24 ~	145,000	152,794
Jonah Energy LLC 7.250% due 10/15/25 # ~	81,000	81,709
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	32,900
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	72,250
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	200,000	208,500
Laredo Petroleum Inc 5.625% due 01/15/22	100,000	101,250
7.375% due 05/01/22	100,000	103,875
Legacy Reserves LP 6.625% due 12/01/21	100,000	64,750
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	102,750
Matador Resources Co 6.875% due 04/15/23	100,000	106,375
McDermott International Inc 8.000% due 05/01/21 ~	100,000	103,750
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	100,000	87,750
6.500% due 01/15/25 ~	145,000	141,737
7.000% due 03/31/24 ~	150,000	129,375
Murphy Oil Corp 5.750% due 08/15/25	352,000	363,475
6.875% due 08/15/24	60,000	64,124
Murphy Oil USA Inc 5.625% due 05/01/27	100,000	107,875
6.000% due 08/15/23	37,000	39,128
Murray Energy Corp 11.250% due 04/15/21 ~	150,000	90,000
Nabors Industries Inc 5.500% due 01/15/23	400,000	394,000

	Principal Amount	Value
Newfield Exploration Co 5.375% due 01/01/26	$127,000	$134,300
5.625% due 07/01/24	156,000	168,090
5.750% due 01/30/22	100,000	107,250
NGPL PipeCo LLC 4.375% due 08/15/22 ~	90,000	93,600
4.875% due 08/15/27 ~	85,000	89,280
7.768% due 12/15/37 ~	100,000	125,000
Niska Gas Storage Ltd 6.500% due 04/01/19	50,000	51,000
Noble Holding International Ltd (United Kingdom) 5.250% due 03/15/42	100,000	66,000
7.700% due 04/01/25	250,000	215,000
7.750% due 01/15/24	180,000	160,650
Northern Oil & Gas Inc 8.000% due 06/01/20	160,000	100,000
NuStar Logistics LP 4.750% due 02/01/22	100,000	101,500
5.625% due 04/28/27	30,000	31,725
6.750% due 02/01/21	100,000	108,750
Oasis Petroleum Inc 6.500% due 11/01/21	100,000	102,500
6.875% due 03/15/22	200,000	204,500
Pacific Drilling SA 5.375% due 06/01/20 ~	50,000	17,500
Parker Drilling Co 6.750% due 07/15/22	50,000	40,125
Parsley Energy LLC 5.375% due 01/15/25 ~	235,000	241,169
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	53,000
PBF Holding Co LLC 7.000% due 11/15/23	55,000	56,925
7.250% due 06/15/25 ~	125,000	128,125
PDC Energy Inc 7.750% due 10/15/22	100,000	104,187
Peabody Energy Corp 6.000% due 03/31/22 ~	85,000	88,081
6.375% due 03/31/25 ~	40,000	41,250
Petrofac Ltd (United Kingdom) 3.400% due 10/10/18 ~	100,000	99,562
PHI Inc 5.250% due 03/15/19	50,000	48,750
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	42,500
Precision Drilling Corp (Canada) 5.250% due 11/15/24	50,000	46,250
6.625% due 11/15/20	59,791	60,314
7.750% due 12/15/23	100,000	102,500
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	103,302
QEP Resources Inc
5.250% due 05/01/23	109,000	106,515
6.875% due 03/01/21	150,000	158,625
Range Resources Corp
4.875% due 05/15/25	88,000	87,120
5.000% due 03/15/23 ~	160,000	159,600
5.875% due 07/01/22 ~	100,000	103,750
Resolute Energy Corp 8.500% due 05/01/20	165,000	168,712
Rice Energy Inc 6.250% due 05/01/22	175,000	183,094
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	105,625
6.000% due 01/15/19 ~	180,000	187,200
Rowan Cos Inc
4.875% due 06/01/22	300,000	282,000
7.375% due 06/15/25	35,000	34,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
RSP Permian Inc
5.250% due 01/15/25 ~	$100,000	$102,000
6.625% due 10/01/22	40,000	42,100
Sable Permian Resources Land LLC 7.375% due 11/01/21 ~	145,000	125,787
13.000% due 11/30/20 ~	75,000	87,016
Sanchez Energy Corp
6.125% due 01/15/23	150,000	129,750
7.750% due 06/15/21	63,000	60,008
SemGroup Corp 5.625% due 11/15/23	150,000	146,625
SESI LLC
7.125% due 12/15/21	39,000	39,975
7.750% due 09/15/24 ~	70,000	72,625
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 # ~	96,000	96,840
6.750% due 05/01/23 ~	100,000	105,875
6.875% due 06/30/23 ~	100,000	106,500
8.250% due 05/15/20 ~	50,000	52,500
SM Energy Co
5.000% due 01/15/24	100,000	94,750
5.625% due 06/01/25	113,000	107,915
6.500% due 01/01/23	100,000	101,250
6.750% due 09/15/26	60,000	60,300
Southwestern Energy Co
4.100% due 03/15/22	50,000	48,500
6.700% due 01/23/25	100,000	101,750
7.500% due 04/01/26	220,000	228,800
7.750% due 10/01/27	80,000	83,100
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	101,000
5.750% due 04/15/25	75,000	76,500
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	150,000	155,625
Sunoco LP
5.500% due 08/01/20	80,000	82,500
6.250% due 04/15/21	109,000	114,488
6.375% due 04/01/23	146,000	155,855
Tallgrass Energy Partners LP
5.500% due 09/15/24 ~	95,000	98,087
5.500% due 01/15/28 ~	113,000	114,977
Targa Resources Partners LP
4.125% due 11/15/19	75,000	75,844
4.250% due 11/15/23	50,000	49,813
5.125% due 02/01/25	150,000	155,017
5.250% due 05/01/23	77,000	78,733
6.750% due 03/15/24	100,000	109,000
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	51,125
TerraForm Power Operating LLC
6.375% due 02/01/23 ~	69,000	72,105
6.625% due 06/15/25 ~	150,000	160,500
The Williams Cos Inc
4.550% due 06/24/24	400,000	416,000
5.750% due 06/24/44	100,000	106,250
8.750% due 03/15/32	100,000	129,750
Transocean Inc
5.800% due 10/15/22	200,000	197,500
6.800% due 03/15/38	250,000	205,000
9.000% due 07/15/23 ~	250,000	270,625
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	95,000	102,600
Transocean Proteus Ltd 6.250% due 12/01/24 ~	95,000	99,987
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	100,000	94,000
Tullow Oil PLC (Ghana) 6.250% due 04/15/22 ~	100,000	97,750
Ultra Resources Inc
6.875% due 04/15/22 ~	145,000	148,081
7.125% due 04/15/25 ~	35,000	35,394

	Principal Amount	Value
Unit Corp 6.625% due 05/15/21	$75,000	$75,563
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	50,375
Weatherford International Ltd
7.000% due 03/15/38	300,000	268,500
7.750% due 06/15/21	483,000	504,131
9.875% due 02/15/24 ~	90,000	99,450
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	128,050
6.250% due 04/01/23	200,000	197,750
WildHorse Resource Development Corp 6.875% due 02/01/25 ~	79,000	79,099
WPX Energy Inc
5.250% due 09/15/24	173,000	174,297
6.000% due 01/15/22	100,000	103,875
7.500% due 08/01/20	31,000	33,868
8.250% due 08/01/23	40,000	45,050

		25,003,850

Financial - 9.9%

Aircastle Ltd
4.125% due 05/01/24	200,000	207,500
4.625% due 12/15/18	100,000	102,875
5.000% due 04/01/23	50,000	53,625
5.125% due 03/15/21	100,000	106,875
Alliance Data Systems Corp
5.375% due 08/01/22 ~	100,000	103,500
5.875% due 11/01/21 ~	125,000	130,312
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	158,968
Ally Financial Inc
3.250% due 11/05/18	200,000	202,000
3.500% due 01/27/19	123,000	125,153
4.125% due 03/30/20	300,000	309,750
5.125% due 09/30/24	100,000	108,670
5.750% due 11/20/25	150,000	163,192
8.000% due 12/31/18	100,000	107,220
8.000% due 03/15/20	100,000	112,750
8.000% due 11/01/31	420,000	543,810
American Equity Investment Life Holding Co 5.000% due 06/15/27	100,000	103,790
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	125,775
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	65,680
BPCE SA (France)
(LIBOR + 12.980%)
12.500% due 09/30/19 § ~	100,000	119,000
CIT Group Inc
3.875% due 02/19/19	305,000	311,481
5.000% due 08/15/22	100,000	108,470
5.000% due 08/01/23	100,000	108,000
5.375% due 05/15/20	100,000	107,625
5.500% due 02/15/19 ~	34,000	35,615
CNO Financial Group Inc 5.250% due 05/30/25	40,000	42,800
CoreCivic Inc REIT 4.125% due 04/01/20	100,000	103,000
Countrywide Capital III 8.050% due 06/15/27	100,000	128,847
Credit Acceptance Corp
6.125% due 02/15/21	50,000	51,000
7.375% due 03/15/23	50,000	53,125
Credit Agricole SA (France)
(LIBOR + 6.982%)
8.375% due 10/13/19 § ~	100,000	111,250
Crescent Communities LLC 8.875% due 10/15/21 ~	100,000	106,500
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	51,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
CyrusOne LP REIT 5.000% due 03/15/24 ~	$70,000	$73,850
Deutsche Bank AG (Germany)
(USD Swap + 2.248%) 4.296% due 05/24/28 §	200,000	198,497
4.500% due 04/01/25	300,000	301,370
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	128,788
E*TRADE Financial Corp (LIBOR + 4.435%) 5.875% due 09/15/26 §	100,000	106,750
Enova International Inc 9.750% due 06/01/21	97,000	102,820
Equinix Inc REIT
5.375% due 01/01/22	65,000	68,315
5.375% due 04/01/23	100,000	104,580
5.375% due 05/15/27	275,000	299,750
5.875% due 01/15/26	215,000	236,769
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	155,437
FBM Finance Inc 8.250% due 08/15/21 ~	30,000	32,250
FelCor Lodging LP REIT
5.625% due 03/01/23	48,000	49,980
6.000% due 06/01/25	100,000	107,750
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	100,000	102,625
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	209,750
Genworth Holdings Inc
4.900% due 08/15/23	150,000	129,000
7.625% due 09/24/21	200,000	195,600
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	50,000	53,500
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	100,000	100,438
HUB International Ltd 7.875% due 10/01/21 ~	218,000	227,265
Icahn Enterprises LP
4.875% due 03/15/19	100,000	100,975
5.875% due 02/01/22	200,000	207,000
6.000% due 08/01/20	240,000	247,818
6.250% due 02/01/22	250,000	261,250
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	85,000	83,566
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	203,547
5.710% due 01/15/26 ~	400,000	422,094
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	65,318
4.875% due 09/15/27 ~	125,000	127,969
5.750% due 08/15/24	100,000	103,625
6.000% due 08/15/23	96,000	102,120
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	105,250
iStar Inc REIT 4.625% due 09/15/20	100,000	102,500
5.000% due 07/01/19	40,000	40,550
5.250% due 09/15/22	100,000	101,750
6.000% due 04/01/22	100,000	103,750
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	207,000
Kennedy-Wilson Inc 5.875% due 04/01/24	170,000	175,737
Ladder Capital Finance Holdings LLP 5.250% due 03/15/22 ~	65,000	67,113
5.250% due 10/01/25 ~	100,000	99,313
Liberty Mutual Group Inc
(LIBOR + 7.120%)
10.750% due 06/15/88 § ~	100,000	164,250

	Principal Amount	Value
LPL Holdings Inc 5.750% due 09/15/25 ~	$230,000	$239,200
MGM Growth Properties Operating Partnership LP REIT 4.500% due 09/01/26	50,000	51,000
4.500% due 01/15/28 ~	100,000	101,130
5.625% due 05/01/24	121,000	131,718
MPT Operating Partnership LP REIT 5.000% due 10/15/27	120,000	123,300
5.250% due 08/01/26	50,000	51,875
6.375% due 02/15/22	100,000	103,270
6.375% due 03/01/24	100,000	108,375
Nationstar Mortgage LLC 6.500% due 07/01/21	75,000	76,734
7.875% due 10/01/20	100,000	102,313
Navient Corp 4.875% due 06/17/19	150,000	155,625
5.500% due 01/15/19	100,000	103,588
5.500% due 01/25/23	200,000	203,250
5.625% due 08/01/33	200,000	173,660
5.875% due 03/25/21	300,000	316,875
6.125% due 03/25/24	100,000	103,600
6.500% due 06/15/22	100,000	106,187
6.625% due 07/26/21	45,000	48,263
6.750% due 06/25/25	85,000	88,613
7.250% due 09/25/23	100,000	109,125
8.000% due 03/25/20	150,000	165,750
NFP Corp 6.875% due 07/15/25 ~	25,000	25,438
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	73,875
OneMain Financial Holdings LLC 6.750% due 12/15/19 ~	85,000	88,400
7.250% due 12/15/21 ~	100,000	104,625
Provident Funding Associates LP 6.375% due 06/15/25 ~	25,000	26,313
QCP SNF West REIT 8.125% due 11/01/23 ~	130,000	132,275
Quicken Loans Inc 5.750% due 05/01/25 ~	167,000	176,185
Radian Group Inc 4.500% due 10/01/24	100,000	102,250
5.250% due 06/15/20	59,000	61,803
RBS Capital Trust II (United Kingdom)
(LIBOR + 1.943%)
6.425% due 01/03/34 §	100,000	117,250
Realogy Group LLC 4.500% due 04/15/19 ~	70,000	72,100
4.875% due 06/01/23 ~	100,000	103,250
5.250% due 12/01/21 ~	100,000	104,250
RHP Hotel Properties LP REIT 5.000% due 04/15/21	50,000	51,375
5.000% due 04/15/23	100,000	104,000
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	250,000	266,287
6.000% due 12/19/23	300,000	334,039
6.100% due 06/10/23	100,000	110,948
6.125% due 12/15/22	370,000	408,177
(LIBOR + 2.500%)
7.648% due 09/30/31 §	50,000	63,775
SBA Communications Corp REIT 4.000% due 10/01/22 # ~	165,000	165,825
4.875% due 07/15/22	100,000	103,500
4.875% due 09/01/24	200,000	206,250
Springleaf Finance Corp 5.250% due 12/15/19	100,000	104,350
6.125% due 05/15/22	190,000	201,694
7.750% due 10/01/21	125,000	141,406
8.250% due 12/15/20	125,000	141,562

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
Standard Chartered PLC (United Kingdom)
(LIBOR + 1.460%)
7.014% due 07/30/37 § ~	$100,000	$116,375
Starwood Property Trust Inc REIT 5.000% due 12/15/21	105,000	109,856
Synovus Financial Corp (LIBOR + 4.182%) 5.750% due 12/15/25 §	100,000	107,200
Tempo Acquisition LLC 6.750% due 06/01/25 ~	90,000	91,125
The GEO Group Inc REIT 5.125% due 04/01/23	100,000	101,750
5.875% due 10/15/24	150,000	157,125
The Howard Hughes Corp 5.375% due 03/15/25 ~	185,000	189,162
UniCredit SPA (Italy) (USD Swap + 3.703%) 5.861% due 06/19/32 § ~	200,000	210,113
Uniti Group LP REIT 6.000% due 04/15/23 ~	100,000	96,000
7.125% due 12/15/24 ~	50,000	42,469
8.250% due 10/15/23	164,000	145,550
USIS Merger Sub Inc 6.875% due 05/01/25 ~	105,000	107,231
VFH Parent LLC 6.750% due 06/15/22 ~	65,000	67,844
Voya Financial Inc
(LIBOR + 3.580%)
5.650% due 05/15/53 §	100,000	106,450
Walter Investment Management Corp 7.875% due 12/15/21	100,000	53,500

		18,303,720

Industrial - 9.6%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	104,750
AECOM 5.125% due 03/15/27	165,000	170,981
5.750% due 10/15/22	135,000	141,345
5.875% due 10/15/24	100,000	111,270
Airxcel Inc 8.500% due 02/15/22 ~	100,000	106,260
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	103,750
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	46,500
Arconic Inc 5.125% due 10/01/24	350,000	373,529
5.400% due 04/15/21	100,000	107,655
5.900% due 02/01/27	50,000	55,425
5.950% due 02/01/37	100,000	106,544
6.150% due 08/15/20	250,000	273,999
Ardagh Packaging Finance PLC (Ireland) 4.250% due 09/15/22 ~	200,000	205,650
4.625% due 05/15/23 ~	200,000	206,190
6.000% due 02/15/25 ~	200,000	212,250
7.250% due 05/15/24 ~	250,000	275,155
Ball Corp 4.000% due 11/15/23	71,000	72,864
4.375% due 12/15/20	160,000	168,600
5.000% due 03/15/22	100,000	108,625
5.250% due 07/01/25	190,000	209,285
Berry Global Inc 5.125% due 07/15/23	125,000	131,094
5.500% due 05/15/22	100,000	104,525
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	250,000	269,687
BMC East LLC 5.500% due 10/01/24 ~	100,000	104,500

	Principal Amount	Value
Boise Cascade Co 5.625% due 09/01/24 ~	$100,000	$105,625
Bombardier Inc (Canada) 4.750% due 04/15/19 ~	145,000	147,991
6.000% due 10/15/22 ~	100,000	97,625
6.125% due 01/15/23 ~	250,000	243,625
7.500% due 03/15/25 ~	200,000	200,500
8.750% due 12/01/21 ~	375,000	403,875
Builders FirstSource Inc 5.625% due 09/01/24 ~	75,000	79,594
10.750% due 08/15/23 ~	141,000	161,445
BWAY Holding Co 5.500% due 04/15/24 ~	185,000	193,556
7.250% due 04/15/25 ~	205,000	211,662
CD&R Waterworks Merger Sub LLC 6.125% due 08/15/25 ~	110,000	113,883
CEVA Group PLC (United Kingdom) 7.000% due 03/01/21 ~	100,000	97,500
9.000% due 09/01/21 ~	75,000	69,563
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	189,000
Clean Harbors Inc 5.125% due 06/01/21	153,000	155,820
5.250% due 08/01/20	43,000	43,645
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	72,313
CNH Industrial Capital LLC 3.375% due 07/15/19	100,000	101,750
4.375% due 04/05/22	250,000	263,125
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	135,000	143,302
Covanta Holding Corp 5.875% due 07/01/25	100,000	98,625
6.375% due 10/01/22	100,000	103,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	198,000
Crown Americas LLC 4.250% due 09/30/26	100,000	101,250
4.500% due 01/15/23	112,000	118,160
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	171,965
FGI Operating Co LLC 7.875% due 05/01/20	50,000	33,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	45,000	46,800
Gates Global LLC 6.000% due 07/15/22 ~	260,000	268,450
General Cable Corp 5.750% due 10/01/22	75,000	75,705
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	130,000	139,230
Graphic Packaging International Inc 4.125% due 08/15/24	100,000	103,850
4.750% due 04/15/21	50,000	53,250
Greif Inc 7.750% due 08/01/19	50,000	54,750
Griffon Corp 5.250% due 03/01/22 # ~	67,000	68,005
5.250% due 03/01/22	100,000	101,500
Grinding Media Inc 7.375% due 12/15/23 ~	140,000	152,250
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	93,000
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	51,000
Huntington Ingalls Industries Inc 5.000% due 12/15/21 ~	60,000	61,968
5.000% due 11/15/25 ~	65,000	70,363
Ingram Micro Inc 5.450% due 12/15/24	100,000	102,755

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
KLX Inc 5.875% due 12/01/22 ~	$150,000	$157,717
Koppers Inc 6.000% due 02/15/25 ~	100,000	107,750
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	74,070
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	46,479
LSB Industries Inc 8.500% due 08/01/19	188,000	185,180
Masonite International Corp 5.625% due 03/15/23 ~	79,000	83,072
MasTec Inc 4.875% due 03/15/23	100,000	102,750
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	170,250
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	100,500
Multi-Color Corp 4.875% due 11/01/25 # ~	53,000	53,795
6.125% due 12/01/22 ~	100,000	105,400
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	41,625
Navios Maritime Holdings Inc (Monaco) 7.375% due 01/15/22 ~	107,000	88,944
8.125% due 02/15/19	50,000	48,000
Neovia Logistics Services LLC 8.875% due 08/01/20 ~	100,000	84,500
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	110,000
Novelis Corp 5.875% due 09/30/26 ~	175,000	178,062
6.250% due 08/15/24 ~	140,000	146,328
Orbital ATK Inc 5.500% due 10/01/23	100,000	107,375
Oshkosh Corp 5.375% due 03/01/22	100,000	104,125
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	100,000	106,250
5.875% due 08/15/23 ~	160,000	177,100
Pactiv LLC 7.950% due 12/15/25	100,000	113,000
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	238,000	238,264
5.250% due 08/15/22 ~	330,000	344,066
5.500% due 02/15/24 ~	135,000	142,087
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	76,398
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	205,500	214,717
5.750% due 10/15/20	335,000	341,298
6.875% due 02/15/21	97,220	99,772
7.000% due 07/15/24 ~	225,000	240,047
RSI Home Products Inc 6.500% due 03/15/23 ~	117,000	123,435
Sanmina Corp 4.375% due 06/01/19 ~	50,000	51,438
Sealed Air Corp 4.875% due 12/01/22 ~	100,000	106,750
5.125% due 12/01/24 ~	50,000	54,063
5.250% due 04/01/23 ~	100,000	108,250
5.500% due 09/15/25 ~	100,000	110,250
Silgan Holdings Inc 4.750% due 03/15/25 ~	100,000	103,500
5.000% due 04/01/20	28,000	28,455
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	105,250
St Marys Cement Inc (Brazil) 5.750% due 01/28/27 ~	200,000	211,850

	Principal Amount	Value
Standard Industries Inc 5.000% due 02/15/27 ~	$100,000	$104,500
5.375% due 11/15/24 ~	100,000	106,780
5.500% due 02/15/23 ~	150,000	159,187
6.000% due 10/15/25 ~	100,000	109,596
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	55,625
Summit Materials LLC 5.125% due 06/01/25 ~	100,000	103,290
6.125% due 07/15/23	100,000	106,000
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	25,500
Tennant Co 5.625% due 05/01/25 ~	100,000	104,250
Terex Corp 5.625% due 02/01/25 ~	80,000	84,400
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	51,625
TransDigm Inc 5.500% due 10/15/20	100,000	101,625
6.000% due 07/15/22	100,000	104,000
6.375% due 06/15/26	151,000	155,059
6.500% due 07/15/24	220,000	227,700
6.500% due 05/15/25	100,000	103,250
Triumph Group Inc 4.875% due 04/01/21	100,000	98,860
5.250% due 06/01/22	50,000	48,750
7.750% due 08/15/25 ~	67,000	70,685
Tutor Perini Corp 6.875% due 05/01/25 ~	65,000	70,688
US Concrete Inc 6.375% due 06/01/24	250,000	270,625
USG Corp 4.875% due 06/01/27 ~	25,000	26,156
5.500% due 03/01/25 ~	100,000	107,375
Vertiv Group Corp 9.250% due 10/15/24 ~	125,000	141,250
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	73,369
Welbilt Inc 9.500% due 02/15/24	100,000	115,375
WESCO Distribution Inc 5.375% due 12/15/21	100,000	103,625
Xerium Technologies Inc 9.500% due 08/15/21	62,000	64,325
XPO Logistics Inc 6.125% due 09/01/23 ~	60,000	62,850
6.500% due 06/15/22 ~	255,000	268,706
Zebra Technologies Corp 7.250% due 10/15/22	29,000	30,758
Zekelman Industries Inc 9.875% due 06/15/23 ~	100,000	113,000

		17,693,654

Technology - 5.5%

Advanced Micro Devices Inc 7.000% due 07/01/24	100,000	106,250
7.500% due 08/15/22	100,000	113,500
Amkor Technology Inc 6.375% due 10/01/22	50,000	51,840
6.625% due 06/01/21	25,000	25,550
Blackboard Inc 9.750% due 10/15/21 ~	50,000	44,875
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	246,900
Boxer Parent Co Inc 9.000% Cash or 9.750% PIK due 10/15/19 ~	80,000	80,100
Camelot Finance SA 7.875% due 10/15/24 ~	45,000	48,600

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
CDK Global Inc 4.875% due 06/01/27 ~	$255,000	$262,650
CDW LLC 5.000% due 09/01/25	70,000	73,850
5.500% due 12/01/24	100,000	111,876
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	95,000	97,138
Conduent Finance Inc 10.500% due 12/15/24 ~	55,000	65,038
CURO Financial Technologies Corp 12.000% due 03/01/22 ~	100,000	107,750
Dell Inc 4.625% due 04/01/21	100,000	104,000
5.400% due 09/10/40	100,000	91,625
Dell International LLC 5.875% due 06/15/21 ~	426,000	446,414
7.125% due 06/15/24 ~	200,000	221,035
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	53,625
DynCorp International Inc 10.375% Cash or 1.500% PIK due 11/30/20	45,596	48,674
EMC Corp 2.650% due 06/01/20	175,000	173,304
3.375% due 06/01/23	170,000	163,911
Entegris Inc 6.000% due 04/01/22 ~	100,000	104,625
Exela Intermediate LLC 10.000% due 07/15/23 ~	205,000	202,437
First Data Corp 5.000% due 01/15/24 ~	355,000	369,928
5.375% due 08/15/23 ~	200,000	209,700
5.750% due 01/15/24 ~	300,000	315,000
7.000% due 12/01/23 ~	350,000	374,605
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	95,000	107,588
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	200,000	207,500
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	40,000	40,912
Infor US Inc 5.750% due 08/15/20 ~	100,000	103,000
6.500% due 05/15/22	251,000	261,509
Informatica LLC 7.125% due 07/15/23 ~	51,000	51,510
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	89,356
Leidos Holdings Inc 4.450% due 12/01/20	100,000	105,650
Lexmark International Inc 6.625% due 03/15/20	50,000	52,159
Micron Technology Inc 5.250% due 08/01/23 ~	103,000	107,944
5.250% due 01/15/24 ~	150,000	158,986
5.500% due 02/01/25	32,000	34,280
MSCI Inc 4.750% due 08/01/26 ~	55,000	58,025
5.250% due 11/15/24 ~	95,000	101,650
5.750% due 08/15/25 ~	151,000	165,534
NCR Corp 4.625% due 02/15/21	45,000	45,900
5.000% due 07/15/22	113,000	116,108
6.375% due 12/15/23	144,000	153,950
Nuance Communications Inc 5.625% due 12/15/26 ~	80,000	85,200
6.000% due 07/01/24	100,000	108,780

	Principal Amount	Value
NXP BV (Netherlands) 3.875% due 09/01/22 ~	$200,000	$209,000
4.125% due 06/15/20 ~	200,000	209,750
4.625% due 06/01/23 ~	200,000	215,500
5.750% due 03/15/23 ~	100,000	104,625
Open Text Corp (Canada) 5.625% due 01/15/23 ~	80,000	84,200
5.875% due 06/01/26 ~	158,000	173,800
PTC Inc 6.000% due 05/15/24	15,000	16,200
Qorvo Inc 6.750% due 12/01/23	100,000	109,265
7.000% due 12/01/25	45,000	51,525
Quintiles IMS Inc 4.875% due 05/15/23 ~	40,000	41,800
5.000% due 10/15/26 ~	200,000	212,500
Rackspace Hosting Inc 8.625% due 11/15/24 ~	165,000	176,344
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	138,656
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	102,625
Sensata Technologies BV 4.875% due 10/15/23 ~	100,000	105,500
5.000% due 10/01/25 ~	350,000	370,667
Solera LLC 10.500% due 03/01/24 ~	270,000	308,731
Sophia LP 9.000% due 09/30/23 ~	100,000	104,125
SS&C Technologies Holdings Inc 5.875% due 07/15/23	133,000	141,037
The Dun & Bradstreet Corp 4.625% due 12/01/22	100,000	103,426
Veritas US Inc 10.500% due 02/01/24 ~	200,000	215,250
Western Digital Corp 10.500% due 04/01/24	400,000	471,000

		10,135,867

Utilities - 2.7%

AES Corp 4.875% due 05/15/23	202,000	208,060
5.125% due 09/01/27	76,000	78,090
5.500% due 03/15/24	100,000	104,875
5.500% due 04/15/25	100,000	105,625
7.375% due 07/01/21	100,000	114,760
8.000% due 06/01/20	33,000	38,033
AmeriGas Partners LP 5.500% due 05/20/25	65,000	67,113
5.625% due 05/20/24	90,000	95,288
5.750% due 05/20/27	100,000	102,750
5.875% due 08/20/26	90,000	94,050
Calpine Corp 5.250% due 06/01/26 ~	100,000	100,000
5.375% due 01/15/23	100,000	97,765
5.500% due 02/01/24	100,000	95,625
5.750% due 01/15/25	175,000	166,031
6.000% due 01/15/22 ~	247,000	256,571
DPL Inc 7.250% due 10/15/21	200,000	218,750
Dynegy Inc 5.875% due 06/01/23	100,000	100,000
6.750% due 11/01/19	76,000	78,850
7.375% due 11/01/22	350,000	366,625
7.625% due 11/01/24	200,000	208,250
8.000% due 01/15/25 ~	100,000	104,000
8.125% due 01/30/26 ~	113,000	116,531
Enel SPA (Italy) (USD Swap + 5.880%) 8.750% due 09/24/73 § ~	200,000	242,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Principal Amount	Value
FirstEnergy Solutions Corp 6.800% due 08/15/39	$50,000	$22,500
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	49,000
NextEra Energy Operating Partners LP 4.250% due 09/15/24 ~	36,000	36,855
4.500% due 09/15/27 ~	58,000	59,233
NGL Energy Partners LP 6.875% due 10/15/21	100,000	100,500
7.500% due 11/01/23	95,000	95,000
NRG Energy Inc 6.250% due 07/15/22	100,000	105,500
6.625% due 03/15/23	150,000	155,437
6.625% due 01/15/27	220,000	231,550
7.250% due 05/15/26	285,000	307,087
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	158,250
Talen Energy Supply LLC 4.600% due 12/15/21	200,000	165,500
4.625% due 07/15/19 ~	28,000	27,720
6.500% due 06/01/25	28,000	21,420
9.500% due 07/15/22 ~	100,000	92,750
Terraform Global Operating LLC 9.750% due 08/15/22 ~	100,000	111,500

		4,900,194

Total Corporate Bonds & Notes (Cost $177,291,966)		182,566,070

	Shares	Value

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio	1,449,713	$1,449,713

Total Short-Term Investment (Cost $1,449,713)		1,449,713

TOTAL INVESTMENTS - 99.4% (Cost $178,741,679)		184,017,452

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,109,374

NET ASSETS - 100.0%		$185,126,826

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$1,669	$-	$1,669	$-
	Corporate Bonds & Notes	182,566,070	-	182,566,070	-
	Short-Term Investment	1,449,713	1,449,713	-	-

	Total	$184,017,452	$1,449,713	$182,567,739	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%

Basic Materials - 2.7%

Albemarle Corp	970	$132,221
Axalta Coating Systems Ltd *	9,902	286,366
Celanese Corp ‘A’	3,890	405,610
DowDuPont Inc	52,968	3,666,975
FMC Corp	6,380	569,798
Freeport-McMoRan Inc *	12,318	172,945
Huntsman Corp	4,541	124,514
International Flavors & Fragrances Inc	3,785	540,914
International Paper Co	17,883	1,016,112
LyondellBasell Industries NV ‘A’	6,736	667,201
Monsanto Co	20,865	2,500,044
NewMarket Corp	323	137,517
Platform Specialty Products Corp *	4,705	52,461
PPG Industries Inc	11,384	1,236,985
Praxair Inc	11,957	1,670,871
Royal Gold Inc	1,131	97,311
RPM International Inc	5,625	288,788
Southern Copper Corp (Peru)	3,411	135,621
Steel Dynamics Inc	1,530	52,739
The Chemours Co	8,647	437,625
The Sherwin-Williams Co	3,900	1,396,356
Univar Inc *	4,814	139,269
Versum Materials Inc	468	18,168
Westlake Chemical Corp	834	69,297
WR Grace & Co	3,169	228,643

		16,044,351

Communications - 17.7%

Alphabet Inc ‘A’ *	14,168	13,795,665
Alphabet Inc ‘C’ *	14,387	13,798,716
Amazon.com Inc *	18,908	18,177,206
AMC Networks Inc ‘A’ *	2,579	150,794
Arista Networks Inc *	2,541	481,799
Cable One Inc	221	159,588
CBS Corp ‘B’	16,896	979,968
CDW Corp	7,358	485,628
Charter Communications Inc ‘A’ *	6,244	2,269,194
Comcast Corp ‘A’	207,094	7,968,977
CommScope Holding Co Inc *	4,518	150,043
DISH Network Corp ‘A’ *	7,943	430,749
Expedia Inc	5,771	830,678
F5 Networks Inc *	3,064	369,396
Facebook Inc ‘A’ *	111,071	18,978,702
FactSet Research Systems Inc	1,819	327,620
GoDaddy Inc ‘A’ *	5,594	243,395
IAC/InterActiveCorp *	3,350	393,893
Liberty Expedia Holdings Inc ‘A’ *	433	22,997
LogMeIn Inc	1,513	166,506
Match Group Inc *	1,780	41,278
Motorola Solutions Inc	720	61,106
Netflix Inc *	19,515	3,539,045
Omnicom Group Inc	11,038	817,585
Palo Alto Networks Inc *	4,240	610,984
Pandora Media Inc *	10,497	80,827
Scripps Networks Interactive Inc ‘A’	2,206	189,473
Sirius XM Holdings Inc	65,403	361,025
Symantec Corp	29,178	957,330
T-Mobile US Inc *	8,668	534,469
The Interpublic Group of Cos Inc	15,606	324,449
The Priceline Group Inc *	2,336	4,276,795
The Walt Disney Co	50,820	5,009,327
TripAdvisor Inc *	2,422	98,164
Twenty-First Century Fox Inc ‘A’	3,008	79,351
Twenty-First Century Fox Inc ‘B’	551	14,210
Twitter Inc *	1,984	33,470
VeriSign Inc *	4,090	435,135

	Shares	Value
Verizon Communications Inc	97,170	$4,808,943
Wayfair Inc ‘A’ *	1,787	120,444
Zayo Group Holdings Inc *	8,689	299,075
Zillow Group Inc ‘A’ *	1,781	71,507
Zillow Group Inc ‘C’ *	3,336	134,141

		103,079,647

Consumer, Cyclical - 10.8%

Advance Auto Parts Inc	887	87,990
Alaska Air Group Inc	4,772	363,960
Allison Transmission Holdings Inc	6,160	231,185
American Airlines Group Inc	8,995	427,173
Aramark	4,834	196,309
AutoZone Inc *	1,133	674,260
BorgWarner Inc	1,150	58,915
Brunswick Corp	3,397	190,130
Burlington Stores Inc *	1,873	178,797
CarMax Inc *	8,723	661,291
Carter’s Inc	2,274	224,557
Chipotle Mexican Grill Inc *	1,182	363,855
Choice Hotels International Inc	1,542	98,534
Coach Inc	2,308	92,966
Copa Holdings SA ‘A’ (Panama)	94	11,706
Copart Inc *	9,260	318,266
Costco Wholesale Corp	20,767	3,411,810
Darden Restaurants Inc	5,951	468,820
Delphi Automotive PLC	12,778	1,257,355
Dick’s Sporting Goods Inc	3,258	87,999
Dollar General Corp	5,062	410,275
Dollar Tree Inc *	10,385	901,626
Domino’s Pizza Inc	2,251	446,936
DR Horton Inc	8,745	349,188
Dunkin’ Brands Group Inc	4,383	232,650
Extended Stay America Inc	5,229	104,580
Fastenal Co	13,885	632,878
Floor & Decor Holdings Inc ‘A’ *	1,083	42,161
Foot Locker Inc	410	14,440
Genuine Parts Co	2,530	241,994
Hanesbrands Inc	16,993	418,708
Harley-Davidson Inc	5,970	287,814
Hasbro Inc	4,137	404,061
HD Supply Holdings Inc *	9,462	341,294
Hilton Grand Vacations Inc *	3,420	132,115
Hilton Worldwide Holdings Inc	8,582	596,020
L Brands Inc	1,714	71,320
Las Vegas Sands Corp	17,143	1,099,895
Lear Corp	2,660	460,393
Leggett & Platt Inc	4,939	235,738
Liberty Interactive Corp QVC Group ‘A’ *	10,849	255,711
Lions Gate Entertainment Corp ‘A’ *	1,718	57,467
Lions Gate Entertainment Corp ‘B’ *	2,837	90,188
LKQ Corp *	2,078	74,787
Lowe’s Cos Inc	40,162	3,210,550
Lululemon Athletica Inc *	4,580	285,105
Marriott International Inc ‘A’	15,021	1,656,215
Mattel Inc	3,060	47,369
McDonald’s Corp	38,832	6,084,198
MGM Resorts International	1,868	60,878
Michael Kors Holdings Ltd *	521	24,930
Mohawk Industries Inc *	186	46,037
MSC Industrial Direct Co Inc ‘A’	862	65,141
NIKE Inc ‘B’	62,932	3,263,024
Nordstrom Inc	5,620	264,983
Nu Skin Enterprises Inc ‘A’	691	42,483
NVR Inc *	159	453,945
O’Reilly Automotive Inc *	4,177	899,600
Polaris Industries Inc	2,746	287,314
Pool Corp	1,853	200,439
PulteGroup Inc	3,840	104,947
Regal Entertainment Group ‘A’	1,501	24,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Rite Aid Corp *	22,873	$44,831
Ross Stores Inc	18,304	1,181,889
Sally Beauty Holdings Inc *	2,178	42,645
Six Flags Entertainment Corp	3,389	206,526
Skechers U.S.A. Inc ‘A’ *	2,610	65,485
Southwest Airlines Co	26,744	1,497,129
Starbucks Corp	67,166	3,607,486
Tempur Sealy International Inc *	827	53,358
Tesla Inc *	6,180	2,107,998
The Gap Inc	623	18,397
The Home Depot Inc	57,171	9,350,889
The Madison Square Garden Co ‘A’ *	86	18,413
The Michaels Cos Inc *	4,110	88,242
The Scotts Miracle-Gro Co	1,877	182,707
The TJX Cos Inc	30,696	2,263,216
The Toro Co	4,981	309,121
The Wendy’s Co	8,508	132,129
Thor Industries Inc	2,295	288,963
Toll Brothers Inc	3,517	145,850
Tractor Supply Co	6,183	391,322
Tupperware Brands Corp	2,363	146,081
Ulta Beauty Inc *	2,812	635,681
Under Armour Inc ‘A’ *	6,276	103,428
Under Armour Inc ‘C’ *	6,300	94,626
Vail Resorts Inc	1,896	432,516
VF Corp	11,434	726,859
Visteon Corp *	1,526	188,873
WABCO Holdings Inc *	2,450	362,600
Walgreens Boots Alliance Inc	8,139	628,494
Watsco Inc	1,488	239,672
Whirlpool Corp	264	48,692
Williams-Sonoma Inc	783	39,040
WW Grainger Inc	2,316	416,301
Wyndham Worldwide Corp	4,879	514,295
Wynn Resorts Ltd	3,812	567,683
Yum China Holdings Inc *	15,234	608,903
Yum! Brands Inc	16,614	1,222,957

		63,302,588

Consumer, Non-Cyclical - 22.3%

AbbVie Inc	75,807	6,736,210
ABIOMED Inc *	1,954	329,444
ACADIA Pharmaceuticals Inc *	4,655	175,354
Aetna Inc	4,956	788,054
Agios Pharmaceuticals Inc *	1,791	119,549
Akorn Inc *	4,089	135,714
Alexion Pharmaceuticals Inc *	8,359	1,172,684
Align Technology Inc *	3,776	703,356
Alkermes PLC *	7,329	372,606
Alnylam Pharmaceuticals Inc *	3,311	389,009
Altria Group Inc	91,951	5,831,532
AmerisourceBergen Corp	7,567	626,169
Amgen Inc	10,090	1,881,280
Automatic Data Processing Inc	21,289	2,327,313
Avery Dennison Corp	3,898	383,329
Baxter International Inc	2,173	136,356
Becton Dickinson & Co	10,633	2,083,536
Bio-Techne Corp	1,720	207,931
Biogen Inc *	9,485	2,969,943
BioMarin Pharmaceutical Inc *	8,308	773,226
Bioverativ Inc *	5,096	290,829
Blue Buffalo Pet Products Inc *	4,370	123,890
Booz Allen Hamilton Holding Corp	6,385	238,735
Boston Scientific Corp *	65,097	1,898,879
Bright Horizons Family Solutions Inc *	2,330	200,869
Bristol-Myers Squibb Co	38,561	2,457,878
Brown-Forman Corp ‘A’	2,477	137,944
Brown-Forman Corp ‘B’	7,867	427,178
Bruker Corp	1,786	53,134
Campbell Soup Co	5,487	256,901

	Shares	Value
Celgene Corp *	36,867	$5,375,946
Centene Corp *	1,006	97,351
Charles River Laboratories International Inc *	2,266	244,773
Church & Dwight Co Inc	11,928	577,912
Cigna Corp	10,324	1,929,969
Cintas Corp	4,097	591,115
Colgate-Palmolive Co	6,529	475,638
Constellation Brands Inc ‘A’	7,675	1,530,779
CoreLogic Inc *	2,272	105,012
CoStar Group Inc *	1,540	413,105
CR Bard Inc	3,445	1,104,122
DexCom Inc *	3,995	195,455
Dr Pepper Snapple Group Inc	8,560	757,303
Ecolab Inc	12,170	1,565,184
Edwards Lifesciences Corp *	9,949	1,087,525
Eli Lilly & Co	46,448	3,973,162
Equifax Inc	5,685	602,553
Euronet Worldwide Inc *	2,347	222,472
Exelixis Inc *	13,892	336,603
Express Scripts Holding Co *	1,910	120,941
FleetCor Technologies Inc *	4,376	677,274
Gartner Inc *	4,183	520,407
General Mills Inc	19,555	1,012,167
Gilead Sciences Inc	44,273	3,586,998
Global Payments Inc	7,237	687,732
H&R Block Inc	1,465	38,793
HCA Healthcare Inc *	982	78,157
Henry Schein Inc *	7,468	612,301
Herbalife Ltd *	3,227	218,887
Hill-Rom Holdings Inc	2,872	212,528
Hologic Inc *	7,400	271,506
Humana Inc	6,452	1,571,901
IDEXX Laboratories Inc *	4,152	645,594
IHS Markit Ltd *	10,436	460,019
Illumina Inc *	6,929	1,380,257
Incyte Corp *	8,005	934,504
Intercept Pharmaceuticals Inc *	847	49,160
Intrexon Corp *	1,824	34,674
Intuitive Surgical Inc *	1,736	1,815,648
Ionis Pharmaceuticals Inc *	5,955	301,919
Johnson & Johnson	19,572	2,544,556
KAR Auction Services Inc	6,513	310,931
Kellogg Co	10,917	680,893
Kimberly-Clark Corp	14,375	1,691,650
Lamb Weston Holdings Inc	1,599	74,977
LifePoint Health Inc *	263	15,228
Live Nation Entertainment Inc *	6,230	271,317
MarketAxess Holdings Inc	1,715	316,435
McCormick & Co Inc	5,735	588,640
McKesson Corp	1,034	158,833
Medtronic PLC	4,816	374,540
Merck & Co Inc	7,216	462,040
Monster Beverage Corp *	19,653	1,085,828
Moody’s Corp	7,908	1,100,873
Morningstar Inc	901	76,576
Neurocrine Biosciences Inc *	4,072	249,532
OPKO Health Inc *	1,719	11,792
Patterson Cos Inc	360	13,914
PayPal Holdings Inc *	53,834	3,446,991
PepsiCo Inc	59,098	6,585,290
Philip Morris International Inc	6,648	737,994
Pilgrim’s Pride Corp *	2,211	62,815
Premier Inc ‘A’ *	610	19,868
QIAGEN NV *	3,508	110,502
Quanta Services Inc *	1,715	64,090
Quintiles IMS Holdings Inc *	3,887	369,537
Regeneron Pharmaceuticals Inc *	3,726	1,665,969
ResMed Inc	6,662	512,708
Robert Half International Inc	5,787	291,318

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Rollins Inc	4,419	$203,893
S&P Global Inc	12,272	1,918,236
Sabre Corp	7,586	137,307
Seattle Genetics Inc *	4,530	246,477
Service Corp International	8,636	297,942
ServiceMaster Global Holdings Inc *	6,441	300,988
Spectrum Brands Holdings Inc	1,170	123,926
Sprouts Farmers Market Inc *	6,089	114,291
Square Inc ‘A’ *	11,574	333,447
Stryker Corp	16,166	2,295,895
Sysco Corp	23,433	1,264,210
Teleflex Inc	352	85,173
TESARO Inc *	1,733	223,730
The Clorox Co	5,225	689,230
The Coca-Cola Co	136,666	6,151,337
The Cooper Cos Inc	1,800	426,798
The Estee Lauder Cos Inc ‘A’	10,371	1,118,409
The Hershey Co	5,951	649,671
The Kroger Co	23,099	463,366
The Procter & Gamble Co	6,223	566,169
The Western Union Co	22,174	425,741
Thermo Fisher Scientific Inc	8,562	1,619,930
Total System Services Inc	8,653	566,771
TransUnion *	7,126	336,775
TreeHouse Foods Inc *	755	51,136
United Rentals Inc *	4,034	559,677
UnitedHealth Group Inc	45,587	8,928,214
Vantiv Inc ‘A’ *	7,657	539,589
Varian Medical Systems Inc *	4,322	432,459
Verisk Analytics Inc *	7,235	601,880
Vertex Pharmaceuticals Inc *	11,969	1,819,767
WellCare Health Plans Inc *	1,914	328,710
West Pharmaceutical Services Inc	3,537	340,472
WEX Inc *	1,471	165,076
Zoetis Inc	23,385	1,491,028

		130,359,535

Diversified - 0.0%

Leucadia National Corp	3,581	90,420

Energy - 0.9%

Antero Resources Corp *	5,560	110,644
Apache Corp	1,084	49,647
Cabot Oil & Gas Corp	15,373	411,228
Cheniere Energy Inc *	6,390	287,806
Chesapeake Energy Corp *	2,237	9,619
Cimarex Energy Co	4,157	472,526
Continental Resources Inc *	2,023	78,108
Devon Energy Corp	2,038	74,815
Diamondback Energy Inc *	1,113	109,029
EOG Resources Inc	2,667	258,006
Gulfport Energy Corp *	923	13,236
Halliburton Co	27,731	1,276,458
Laredo Petroleum Inc *	7,821	101,125
Newfield Exploration Co *	9,448	280,322
ONEOK Inc	17,776	984,968
Parsley Energy Inc ‘A’ *	7,323	192,888
Rice Energy Inc *	4,052	117,265
RPC Inc	2,567	63,636
RSP Permian Inc *	3,239	112,037
The Williams Cos Inc	5,693	170,847

		5,174,210

Financial - 7.9%

Air Lease Corp	274	11,678
Alliance Data Systems Corp	2,321	514,217
American International Group Inc	5,263	323,096
American Tower Corp REIT	20,070	2,743,168
Ameriprise Financial Inc	6,406	951,355
Aon PLC	12,386	1,809,595

	Shares	Value
Arch Capital Group Ltd *	886	$87,271
Arthur J Gallagher & Co	5,718	351,943
Aspen Insurance Holdings Ltd (Bermuda)	867	35,027
Assurant Inc	533	50,912
Bank of the Ozarks Inc	2,801	134,588
BGC Partners Inc ‘A’	2,566	37,130
Boston Properties Inc REIT	1,164	143,032
Capital One Financial Corp	1,419	120,132
CBOE Holdings Inc	5,257	565,811
CBRE Group Inc ‘A’ *	6,051	229,212
CoreSite Realty Corp REIT	1,567	175,347
Credit Acceptance Corp *	468	131,120
Crown Castle International Corp REIT	19,093	1,908,918
CubeSmart REIT	5,721	148,517
CyrusOne Inc REIT	3,533	208,200
Digital Realty Trust Inc REIT	7,399	875,524
Douglas Emmett Inc REIT	5,784	228,005
East West Bancorp Inc	408	24,390
Eaton Vance Corp	5,234	258,403
Equinix Inc REIT	3,690	1,646,847
Equity LifeStyle Properties Inc REIT	3,916	333,173
Erie Indemnity Co ‘A’	889	107,187
Extra Space Storage Inc REIT	4,977	397,762
Federal Realty Investment Trust REIT	1,299	161,349
Federated Investors Inc ‘B’	1,211	35,967
First Republic Bank	6,051	632,087
Gaming & Leisure Properties Inc REIT	3,032	111,850
Hudson Pacific Properties Inc REIT	740	24,812
Intercontinental Exchange Inc	13,288	912,886
Invesco Ltd	2,722	95,379
Iron Mountain Inc REIT	10,744	417,942
Lamar Advertising Co ‘A’ REIT	3,459	237,045
Lazard Ltd ‘A’	5,027	227,321
Legg Mason Inc	932	36,637
LPL Financial Holdings Inc	4,104	211,643
Marsh & McLennan Cos Inc	24,463	2,050,244
Mastercard Inc ‘A’	44,810	6,327,172
Outfront Media Inc REIT	973	24,500
Pinnacle Financial Partners Inc	1,009	67,553
Public Storage REIT	7,040	1,506,490
Raymond James Financial Inc	1,553	130,964
SBA Communications Corp REIT *	5,721	824,110
SEI Investments Co	6,461	394,509
Signature Bank *	1,500	192,060
Simon Property Group Inc REIT	13,434	2,163,008
State Street Corp	889	84,935
SVB Financial Group *	1,812	339,007
T Rowe Price Group Inc	1,716	155,555
Tanger Factory Outlet Centers Inc REIT	283	6,911
Taubman Centers Inc REIT	1,272	63,218
TD Ameritrade Holding Corp	10,826	528,309
The Allstate Corp	4,856	446,315
The Charles Schwab Corp	44,862	1,962,264
The Progressive Corp	27,539	1,333,438
Visa Inc ‘A’	87,912	9,251,859
Voya Financial Inc	505	20,144
Western Alliance Bancorp *	2,564	136,097
XL Group Ltd (Bermuda)	3,773	148,845

		45,813,985

Industrial - 12.1%

3M Co	27,586	5,790,301
Acuity Brands Inc	1,399	239,621
Agilent Technologies Inc	3,731	239,530
Allegion PLC	4,506	389,634
AMETEK Inc	1,684	111,211
Amphenol Corp ‘A’	14,241	1,205,358
AO Smith Corp	6,768	402,222
AptarGroup Inc	690	59,554
Ardagh Group SA (Luxembourg)	488	10,448

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Armstrong World Industries Inc *	2,027	$103,884
Ball Corp	8,969	370,420
Berry Global Group Inc *	6,244	353,723
BWX Technologies Inc	4,357	244,079
Caterpillar Inc	24,495	3,054,771
CH Robinson Worldwide Inc	6,710	510,631
Clean Harbors Inc *	1,719	97,467
Cognex Corp	3,980	438,914
Coherent Inc *	1,140	268,094
Corning Inc	2,445	73,154
Crown Holdings Inc *	4,276	255,363
CSX Corp	37,215	2,019,286
Cummins Inc	2,461	413,522
Deere & Co	15,172	1,905,452
Donaldson Co Inc	5,683	261,077
Dover Corp	805	73,569
Eagle Materials Inc	2,254	240,502
Emerson Electric Co	4,277	268,767
Energizer Holdings Inc	2,865	131,933
Expeditors International of Washington Inc	5,983	358,142
FedEx Corp	11,770	2,655,077
FLIR Systems Inc	3,340	129,959
Fortive Corp	13,282	940,233
Fortune Brands Home & Security Inc	6,909	464,492
Gardner Denver Holdings Inc *	1,881	51,765
General Dynamics Corp	5,041	1,036,329
General Electric Co	72,036	1,741,830
Gentex Corp	8,580	169,884
Graco Inc	2,571	318,007
Graphic Packaging Holding Co	9,810	136,850
Harris Corp	1,465	192,911
HEICO Corp	1,062	95,378
HEICO Corp ‘A’	2,325	177,165
Hexcel Corp	2,825	162,212
Honeywell International Inc	21,141	2,996,525
Hubbell Inc	1,635	189,693
Huntington Ingalls Industries Inc	1,764	399,440
IDEX Corp	3,321	403,402
Illinois Tool Works Inc	14,522	2,148,675
Ingersoll-Rand PLC	6,176	550,714
JB Hunt Transport Services Inc	4,138	459,649
Landstar System Inc	2,028	202,090
Lennox International Inc	1,673	299,417
Lincoln Electric Holdings Inc	2,743	251,478
Lockheed Martin Corp	10,707	3,322,275
Martin Marietta Materials Inc	2,711	559,090
Masco Corp	9,712	378,865
Mettler-Toledo International Inc *	1,204	753,897
National Instruments Corp	3,895	164,252
Nordson Corp	2,691	318,884
Northrop Grumman Corp	7,652	2,201,633
Old Dominion Freight Line Inc	1,837	202,272
Owens-Illinois Inc *	5,967	150,130
Packaging Corp of America	4,472	512,849
Parker-Hannifin Corp	5,455	954,734
PerkinElmer Inc	998	68,832
Raytheon Co	5,086	948,946
Rockwell Automation Inc	6,114	1,089,576
Rockwell Collins Inc	7,714	1,008,297
Roper Technologies Inc	4,533	1,103,332
Sealed Air Corp	4,638	198,135
Sensata Technologies Holding NV *	3,990	191,799
Silgan Holdings Inc	3,539	104,153
Snap-on Inc	359	53,495
Stanley Black & Decker Inc	717	108,246
The Boeing Co	26,635	6,770,883
The Middleby Corp *	2,653	340,035
TransDigm Group Inc	2,305	589,273
Trimble Inc *	9,369	367,733
Union Pacific Corp	34,846	4,041,091

	Shares	Value
United Parcel Service Inc ‘B’	32,807	$3,939,793
Universal Display Corp	1,940	249,969
Vulcan Materials Co	5,828	697,029
Wabtec Corp	1,303	98,702
Waste Management Inc	17,355	1,358,376
Waters Corp *	3,634	652,376
Welbilt Inc *	5,907	136,156
XPO Logistics Inc *	4,086	276,949
Xylem Inc	4,461	279,392
Zebra Technologies Corp ‘A’ *	2,439	264,827

		70,520,080

Technology - 23.0%

Accenture PLC ‘A’	29,484	3,982,404
Activision Blizzard Inc	35,186	2,269,849
Adobe Systems Inc *	23,482	3,503,045
Advanced Micro Devices Inc *	39,456	503,064
Analog Devices Inc	17,414	1,500,564
ANSYS Inc *	4,075	500,125
Apple Inc	248,309	38,269,383
Applied Materials Inc	51,386	2,676,697
athenahealth Inc *	1,841	228,947
Atlassian Corp PLC ‘A’ * (Australia)	3,415	120,037
Autodesk Inc *	8,073	906,275
Black Knight Financial Services Inc ‘A’ *	1,354	58,290
Broadcom Ltd	19,224	4,662,589
Broadridge Financial Solutions Inc	5,616	453,885
Cadence Design Systems Inc *	13,250	522,977
Cavium Inc *	3,074	202,700
CDK Global Inc	6,491	409,517
Cerner Corp *	13,713	978,011
Citrix Systems Inc *	7,130	547,727
Cognizant Technology Solutions Corp ‘A’	27,826	2,018,498
CSRA Inc	7,830	252,674
Cypress Semiconductor Corp	1,284	19,286
Dell Technologies Inc ‘V’ *	9,751	752,875
DST Systems Inc	307	16,848
DXC Technology Co	13,436	1,153,884
Electronic Arts Inc *	14,255	1,682,945
Fidelity National Information Services Inc	8,890	830,237
First Data Corp ‘A’ *	21,584	389,375
Fiserv Inc *	10,083	1,300,304
Fortinet Inc *	6,869	246,185
Genpact Ltd	6,989	200,934
Guidewire Software Inc *	1,375	107,057
International Business Machines Corp	28,102	4,077,038
Intuit Inc	11,568	1,644,275
IPG Photonics Corp *	1,676	310,161
Jack Henry & Associates Inc	3,696	379,912
KLA-Tencor Corp	7,492	794,152
Lam Research Corp	7,671	1,419,442
Manhattan Associates Inc *	3,407	141,629
Maxim Integrated Products Inc	13,434	640,936
Microchip Technology Inc	10,846	973,754
Micron Technology Inc *	37,652	1,480,853
Microsemi Corp *	4,354	224,144
Microsoft Corp	356,889	26,584,662
MSCI Inc	4,192	490,045
NCR Corp *	5,625	211,050
NetApp Inc	11,134	487,224
NVIDIA Corp	27,042	4,834,298
NXP Semiconductors NV * (Netherlands)	9,220	1,042,690
ON Semiconductor Corp *	18,355	339,017
Oracle Corp	11,147	538,957
Paychex Inc	15,322	918,707
PTC Inc *	5,356	301,436
Qorvo Inc *	3,083	217,906
Red Hat Inc *	8,435	935,104
salesforce.com Inc *	32,166	3,004,948
ServiceNow Inc *	7,949	934,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Skyworks Solutions Inc	8,781	$894,784
Splunk Inc *	6,604	438,704
SS&C Technologies Holdings Inc	7,397	296,990
Synopsys Inc *	627	50,492
Tableau Software Inc ‘A’ *	2,790	208,943
Take-Two Interactive Software Inc *	4,946	505,630
Teradyne Inc	8,946	333,596
Texas Instruments Inc	47,486	4,256,645
The Dun & Bradstreet Corp	643	74,852
The Ultimate Software Group Inc *	1,329	251,978
Tyler Technologies Inc *	1,614	281,352
Veeva Systems Inc ‘A’ *	5,205	293,614
VMware Inc ‘A’ *	3,439	375,504
Western Digital Corp	1,950	168,480
Workday Inc ‘A’ *	6,211	654,577
Xilinx Inc	11,225	795,067

		134,074,982

Utilities - 0.0%

NRG Energy Inc	2,749	70,347

Total Common Stocks (Cost $369,110,294)		568,530,145

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 1000 Growth	75,425	9,432,651

Total Exchange-Traded Fund (Cost $9,165,291)		9,432,651

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $5,592,481; collateralized by U.S. Treasury Notes: 2.000% due 06/30/24 and value $5,707,141)	$5,592,425	$5,592,425

Total Short-Term Investment (Cost $5,592,425)		5,592,425

TOTAL INVESTMENTS - 100.0% (Cost $383,868,010)		583,555,221

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		82,931

OTHER ASSETS & LIABILITIES, NET - 0.0%		78,288

NET ASSETS - 100.0%		$583,716,440

Notes to Schedule of Investments

(a)	As of September 30, 2017, $214,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (12/17)	21	$2,499,046	$2,512,650	$13,604
S&P 500 E-Mini Index (12/17)	26	3,201,603	3,270,930	69,327

Total Futures Contracts				$82,931

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$568,530,145	$568,530,145	$-	$-
	Exchange-Traded Fund	9,432,651	9,432,651	-	-
	Short-Term Investment	5,592,425	-	5,592,425	-
	Derivatives:
	Equity Contracts
	Futures	82,931	82,931	-	-

	Total	$583,638,152	$578,045,727	$5,592,425	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Basic Materials - 2.4%

Air Products & Chemicals Inc	11,395	$1,723,152
Albemarle Corp	4,767	649,790
Alcoa Corp *	9,834	458,461
Ashland Global Holdings Inc	3,291	215,199
Cabot Corp	3,313	184,865
Celanese Corp ‘A’	2,892	301,549
CF Industries Holdings Inc	12,370	434,929
Domtar Corp	3,278	142,232
DowDuPont Inc	64,953	4,496,696
Eastman Chemical Co	7,739	700,302
Freeport-McMoRan Inc *	57,711	810,262
Huntsman Corp	5,330	146,149
International Paper Co	1,930	109,663
LyondellBasell Industries NV ‘A’	9,733	964,054
NewMarket Corp	27	11,495
Newmont Mining Corp	28,290	1,061,158
Nucor Corp	17,004	952,904
Olin Corp	8,885	304,311
Platform Specialty Products Corp *	6,166	68,751
PPG Industries Inc	924	100,402
Praxair Inc	1,839	256,982
Reliance Steel & Aluminum Co	3,682	280,458
Royal Gold Inc	2,244	193,074
RPM International Inc	567	29,110
Southern Copper Corp (Peru)	451	17,932
Steel Dynamics Inc	10,580	364,693
Tahoe Resources Inc (NYSE)	15,823	83,387
The Mosaic Co	18,553	400,559
United States Steel Corp	9,445	242,359
Valvoline Inc	11,092	260,107
Versum Materials Inc	5,087	197,477
Westlake Chemical Corp	916	76,110

		16,238,572

Communications - 7.4%

ARRIS International PLC *	9,278	264,330
AT&T Inc	327,445	12,826,021
CenturyLink Inc	28,735	543,091
Charter Communications Inc ‘A’ *	3,339	1,213,459
Cisco Systems Inc	266,835	8,973,661
Comcast Corp ‘A’	18,842	725,040
CommScope Holding Co Inc *	4,862	161,467
Discovery Communications Inc ‘A’ *	7,796	165,977
Discovery Communications Inc ‘C’ *	10,787	218,545
DISH Network Corp ‘A’ *	2,647	143,547
eBay Inc *	53,274	2,048,918
EchoStar Corp ‘A’ *	2,387	136,608
FireEye Inc *	9,019	151,249
John Wiley & Sons Inc ‘A’	2,329	124,602
Juniper Networks Inc	19,888	553,483
Level 3 Communications Inc *	15,696	836,440
Liberty Broadband Corp ‘A’ *	1,371	129,121
Liberty Broadband Corp ‘C’ *	5,470	521,291
Liberty Expedia Holdings Inc ‘A’ *	2,268	120,453
Liberty Media Corp-Liberty Formula One ‘A’ *	1,272	46,415
Liberty Media Corp-Liberty Formula One ‘C’ *	9,098	346,543
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,575	191,693
Liberty Media Corp-Liberty SiriusXM ‘C’ *	9,740	407,814
Liberty Ventures ‘A’ *	4,309	247,983
LogMeIn Inc	998	109,830
Motorola Solutions Inc	7,896	670,134
News Corp ‘A’	20,037	265,691
News Corp ‘B’	6,376	87,032
Scripps Networks Interactive Inc ‘A’	1,999	171,694

	Shares	Value
Sirius XM Holdings Inc	3,947	$21,787
Sprint Corp *	34,001	264,528
T-Mobile US Inc *	6,003	370,145
TEGNA Inc	11,500	153,295
Telephone & Data Systems Inc	5,015	139,868
The Interpublic Group of Cos Inc	3,122	64,906
The Walt Disney Co	26,432	2,605,402
Time Warner Inc	41,275	4,228,624
Tribune Media Co ‘A’	3,735	152,612
TripAdvisor Inc *	2,998	121,509
Twenty-First Century Fox Inc ‘A’	51,676	1,363,213
Twenty-First Century Fox Inc ‘B’	23,122	596,316
Twitter Inc *	33,332	562,311
United States Cellular Corp *	805	28,497
Verizon Communications Inc	108,704	5,379,761
Viacom Inc ‘A’	516	18,937
Viacom Inc ‘B’	18,749	521,972
Zillow Group Inc ‘A’ *	878	35,252
Zillow Group Inc ‘C’ *	1,657	66,628

		49,097,695

Consumer, Cyclical - 7.1%

Adient PLC	5,006	420,454
Advance Auto Parts Inc	2,810	278,752
Alaska Air Group Inc	1,143	87,177
American Airlines Group Inc	13,342	633,612
Aramark	7,288	295,966
AutoNation Inc *	3,301	156,665
AutoZone Inc *	210	124,973
Bed Bath & Beyond Inc	7,450	174,852
Best Buy Co Inc	14,024	798,807
BorgWarner Inc	10,083	516,552
Brunswick Corp	883	49,422
Burlington Stores Inc *	1,574	150,254
CalAtlantic Group Inc	4,338	158,901
Carnival Corp	21,651	1,398,005
Casey’s General Stores Inc	2,005	219,447
Cinemark Holdings Inc	5,467	197,960
Coach Inc	12,444	501,244
Copa Holdings SA ‘A’ (Panama)	1,483	184,678
CVS Health Corp	54,154	4,403,803
Delta Air Lines Inc	35,374	1,705,734
Dick’s Sporting Goods Inc	1,000	27,010
Dolby Laboratories Inc ‘A’	2,945	169,396
Dollar General Corp	9,036	732,368
Dollar Tree Inc *	629	54,610
DR Horton Inc	8,026	320,478
Extended Stay America Inc	4,477	89,540
Foot Locker Inc	6,606	232,663
Ford Motor Co	206,617	2,473,205
GameStop Corp ‘A’	5,366	110,862
General Motors Co	70,644	2,852,605
Genuine Parts Co	4,826	461,607
Harley-Davidson Inc	2,442	117,729
Hasbro Inc	1,420	138,691
Hilton Worldwide Holdings Inc	1,338	92,924
Hyatt Hotels Corp ‘A’ *	2,461	152,065
International Game Technology PLC	5,737	140,843
JetBlue Airways Corp *	17,858	330,909
Kohl’s Corp	9,127	416,648
L Brands Inc	10,838	450,969
Lear Corp	666	115,271
Leggett & Platt Inc	1,331	63,529
Lennar Corp ‘A’	10,509	554,875
Lennar Corp ‘B’	679	30,609
Liberty Interactive Corp QVC Group ‘A’ *	9,828	231,646
Lions Gate Entertainment Corp ‘A’ *	876	29,302
Lions Gate Entertainment Corp ‘B’ *	1,814	57,667
LKQ Corp *	14,003	503,968
Macy’s Inc	16,286	355,361

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Mattel Inc	15,085	$233,516
MGM Resorts International	24,922	812,208
Michael Kors Holdings Ltd *	7,336	351,028
Mohawk Industries Inc *	3,093	765,548
MSC Industrial Direct Co Inc ‘A’	1,359	102,700
Newell Brands Inc	25,507	1,088,384
Norwegian Cruise Line Holdings Ltd *	9,329	504,232
Nu Skin Enterprises Inc ‘A’	2,038	125,296
PACCAR Inc	18,218	1,317,890
Penske Automotive Group Inc	2,022	96,187
PulteGroup Inc	10,780	294,617
PVH Corp	4,109	517,981
Ralph Lauren Corp	2,957	261,074
Regal Entertainment Group ‘A’	4,269	68,304
Rite Aid Corp *	28,913	56,669
Royal Caribbean Cruises Ltd	9,119	1,080,966
Sally Beauty Holdings Inc *	4,625	90,558
Signet Jewelers Ltd (NYSE)	3,701	246,302
Skechers U.S.A. Inc ‘A’ *	3,835	96,220
Spirit Airlines Inc *	3,572	119,341
Target Corp	29,368	1,733,006
Tempur Sealy International Inc *	1,467	94,651
The Gap Inc	12,192	360,030
The Goodyear Tire & Rubber Co	13,367	444,453
The Madison Square Garden Co ‘A’ *	919	196,758
The Michaels Cos Inc *	1,701	36,520
The Scotts Miracle-Gro Co	227	22,096
Tiffany & Co	5,726	525,532
Toll Brothers Inc	4,309	178,694
Under Armour Inc ‘A’ *	2,563	42,238
Under Armour Inc ‘C’ *	2,601	39,067
United Continental Holdings Inc *	14,712	895,667
Urban Outfitters Inc *	4,428	105,829
VF Corp	4,423	281,170
Wal-Mart Stores Inc	77,466	6,053,193
Walgreens Boots Alliance Inc	40,111	3,097,371
WESCO International Inc *	2,614	152,266
Whirlpool Corp	3,503	646,093
Williams-Sonoma Inc	3,584	178,698
World Fuel Services Corp	3,633	123,195
WW Grainger Inc	157	28,221
Yum China Holdings Inc *	2,584	103,282

		47,331,659

Consumer, Non-Cyclical - 20.1%

Abbott Laboratories	90,028	4,803,894
Acadia Healthcare Co Inc *	4,040	192,950
Aetna Inc	11,670	1,855,647
Agios Pharmaceuticals Inc *	160	10,680
Akorn Inc *	235	7,800
Alere Inc *	4,424	225,580
Alexion Pharmaceuticals Inc *	2,252	315,933
Allergan PLC	17,862	3,660,817
Alnylam Pharmaceuticals Inc *	519	60,977
AMERCO	258	96,724
Amgen Inc	27,895	5,201,023
Anthem Inc	14,105	2,678,257
Archer-Daniels-Midland Co	29,321	1,246,436
Avery Dennison Corp	314	30,879
Baxter International Inc	24,052	1,509,263
Bio-Rad Laboratories Inc ‘A’ *	1,122	249,331
Biogen Inc *	695	217,618
Booz Allen Hamilton Holding Corp	373	13,946
Bristol-Myers Squibb Co	44,549	2,839,553
Brookdale Senior Living Inc *	9,656	102,354
Brown-Forman Corp ‘A’	190	10,581
Brown-Forman Corp ‘B’	593	32,200
Bruker Corp	3,424	101,864
Bunge Ltd	7,451	517,546
Campbell Soup Co	3,167	148,279

	Shares	Value
Cardinal Health Inc	16,827	$1,126,063
Centene Corp *	7,893	763,806
Cigna Corp	1,652	308,825
Colgate-Palmolive Co	38,576	2,810,262
Conagra Brands Inc	21,236	716,503
CoreLogic Inc *	1,899	87,772
Coty Inc ‘A’	24,807	410,060
Danaher Corp	32,621	2,798,229
DaVita Inc *	8,018	476,189
DENTSPLY SIRONA Inc	12,030	719,514
Edgewell Personal Care Co *	2,947	214,453
Endo International PLC *	12,444	106,583
Envision Healthcare Corp *	6,240	280,488
Express Scripts Holding Co *	28,838	1,826,022
Flowers Foods Inc	9,093	171,039
General Mills Inc	8,924	461,906
Gilead Sciences Inc	19,752	1,600,307
Graham Holdings Co ‘B’	229	133,988
H&R Block Inc	9,010	238,585
HCA Healthcare Inc *	14,606	1,162,492
Hill-Rom Holdings Inc	228	16,872
Hologic Inc *	6,536	239,806
Hormel Foods Corp	14,408	463,073
Humana Inc	463	112,801
IHS Markit Ltd *	8,662	381,821
Ingredion Inc	3,796	457,949
Intrexon Corp *	742	14,105
Johnson & Johnson	121,560	15,804,016
Juno Therapeutics Inc *	3,274	146,872
Kellogg Co	1,005	62,682
Kimberly-Clark Corp	2,811	330,798
Laboratory Corp of America Holdings *	5,438	820,975
Lamb Weston Holdings Inc	6,064	284,341
LifePoint Health Inc *	1,594	92,293
Macquarie Infrastructure Corp	4,143	299,042
Mallinckrodt PLC *	5,095	190,400
ManpowerGroup Inc	3,544	417,554
McKesson Corp	10,100	1,551,461
MEDNAX Inc *	4,693	202,362
Medtronic PLC	67,625	5,259,196
Merck & Co Inc	137,704	8,817,187
Molson Coors Brewing Co ‘B’	9,148	746,843
Mondelez International Inc ‘A’	78,079	3,174,692
Mylan NV *	28,370	889,967
Nielsen Holdings PLC	19,033	788,918
OPKO Health Inc *	15,163	104,018
Patterson Cos Inc	3,845	148,609
PepsiCo Inc	9,898	1,102,934
Perrigo Co PLC	7,136	604,062
Pfizer Inc	314,825	11,239,252
Philip Morris International Inc	75,170	8,344,622
Pilgrim’s Pride Corp *	297	8,438
Pinnacle Foods Inc	6,335	362,172
Post Holdings Inc *	3,338	294,645
Premier Inc ‘A’ *	2,058	67,029
QIAGEN NV *	7,918	249,417
Quanta Services Inc *	5,673	212,000
Quest Diagnostics Inc	7,273	681,044
Quintiles IMS Holdings Inc *	2,250	213,908
Sabre Corp	2,346	42,463
Seaboard Corp	13	58,565
STERIS PLC	4,465	394,706
Teleflex Inc	2,012	486,844
The Clorox Co	1,006	132,701
The Coca-Cola Co	51,581	2,321,661
The Cooper Cos Inc	557	132,070
The Hain Celestial Group Inc *	5,541	228,012
The Hershey Co	747	81,550
The JM Smucker Co	5,805	609,119
The Kraft Heinz Co	31,974	2,479,584

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
The Kroger Co	22,104	$443,406
The Procter & Gamble Co	129,307	11,764,351
Thermo Fisher Scientific Inc	11,650	2,204,180
TreeHouse Foods Inc *	1,972	133,564
Tyson Foods Inc ‘A’	14,797	1,042,449
United Therapeutics Corp *	2,292	268,599
Universal Health Services Inc ‘B’	4,611	511,544
US Foods Holding Corp *	9,192	245,426
VWR Corp *	4,388	145,287
WellCare Health Plans Inc *	183	31,428
WEX Inc *	405	45,449
Zimmer Biomet Holdings Inc	10,736	1,257,078

		132,801,430

Diversified - 0.1%

Leucadia National Corp	13,255	334,689

Energy - 10.6%

Anadarko Petroleum Corp	29,813	1,456,365
Andeavor	8,283	854,391
Antero Resources Corp *	6,017	119,738
Apache Corp	19,192	878,994
Baker Hughes a GE Co	22,651	829,480
Cabot Oil & Gas Corp	7,373	197,228
Centennial Resource Development Inc ‘A’ *	5,696	102,357
Cheniere Energy Inc *	3,564	160,523
Chesapeake Energy Corp *	43,383	186,547
Chevron Corp	100,556	11,815,330
Cimarex Energy Co	328	37,284
Concho Resources Inc *	7,825	1,030,709
ConocoPhillips	64,767	3,241,588
CONSOL Energy Inc *	11,965	202,687
Continental Resources Inc *	2,528	97,606
Devon Energy Corp	25,943	952,368
Diamondback Energy Inc *	4,038	395,562
Energen Corp *	5,136	280,836
EOG Resources Inc	27,773	2,686,760
EQT Corp	9,169	598,186
Extraction Oil & Gas Inc *	6,188	95,233
Exxon Mobil Corp	225,603	18,494,934
First Solar Inc *	4,364	200,220
Gulfport Energy Corp *	7,380	105,829
Halliburton Co	14,944	687,872
Helmerich & Payne Inc	5,714	297,757
Hess Corp	15,055	705,929
HollyFrontier Corp	9,504	341,859
Kinder Morgan Inc	102,331	1,962,709
Kosmos Energy Ltd * (Ghana)	12,247	97,486
Marathon Oil Corp	45,059	611,000
Marathon Petroleum Corp	26,753	1,500,308
Murphy Oil Corp	8,746	232,294
Murphy USA Inc *	1,773	122,337
Nabors Industries Ltd	14,525	117,217
National Oilwell Varco Inc	20,259	723,854
Noble Energy Inc	25,596	725,903
Occidental Petroleum Corp	40,638	2,609,366
Oceaneering International Inc	5,176	135,974
Parsley Energy Inc ‘A’ *	4,052	106,730
Patterson-UTI Energy Inc	10,715	224,372
PBF Energy Inc ‘A’	5,827	160,883
Phillips 66	23,183	2,123,795
Pioneer Natural Resources Co	8,984	1,325,499
QEP Resources Inc *	12,797	109,670
Range Resources Corp	11,752	229,987
Rice Energy Inc *	4,335	125,455
RPC Inc	239	5,925
RSP Permian Inc *	3,358	116,153
Schlumberger Ltd	74,045	5,165,379
SM Energy Co	5,935	105,287
Southwestern Energy Co *	25,982	158,750

	Shares	Value
Targa Resources Corp	11,266	$532,882
The Williams Cos Inc	37,540	1,126,575
Transocean Ltd *	20,184	217,180
Valero Energy Corp	23,752	1,827,241
Weatherford International PLC *	45,404	207,950
Whiting Petroleum Corp *	18,514	101,086
WPX Energy Inc *	20,354	234,071

		70,097,490

Financial - 30.0%

Affiliated Managers Group Inc	3,000	569,490
Aflac Inc	20,641	1,679,971
AGNC Investment Corp REIT	19,950	432,516
Air Lease Corp	4,660	198,609
Alexandria Real Estate Equities Inc REIT	4,923	585,689
Alleghany Corp *	724	401,103
Ally Financial Inc	23,527	570,765
American Campus Communities Inc REIT	7,221	318,807
American Express Co	38,930	3,521,608
American Financial Group Inc	3,750	387,937
American Homes 4 Rent ‘A’ REIT	12,711	275,956
American International Group Inc	42,071	2,582,739
American National Insurance Co	412	48,649
Ameriprise Financial Inc	784	116,432
Annaly Capital Management Inc REIT	56,831	692,770
Apartment Investment & Management Co ‘A’ REIT	8,253	361,977
Apple Hospitality REIT Inc	11,476	217,011
Arch Capital Group Ltd *	5,886	579,771
Arthur J Gallagher & Co	2,999	184,588
Aspen Insurance Holdings Ltd (Bermuda)	2,101	84,880
Associated Banc-Corp	8,048	195,164
Assurant Inc	2,373	226,669
Assured Guaranty Ltd	6,179	233,257
Athene Holding Ltd ‘A’ *	5,669	305,219
AvalonBay Communities Inc REIT	7,323	1,306,570
Axis Capital Holdings Ltd	4,286	245,631
Bank of America Corp	524,305	13,285,889
Bank of Hawaii Corp	2,289	190,811
Bank of the Ozarks Inc	3,524	169,328
BankUnited Inc	5,620	199,903
BB&T Corp	43,024	2,019,547
Berkshire Hathaway Inc ‘B’ *	102,381	18,768,485
BGC Partners Inc ‘A’	8,766	126,844
BlackRock Inc	6,614	2,957,053
BOK Financial Corp	1,353	120,525
Boston Properties Inc REIT	7,011	861,512
Brandywine Realty Trust REIT	9,040	158,110
Brighthouse Financial Inc *	4,520	274,816
Brixmor Property Group Inc REIT	16,357	307,512
Brown & Brown Inc	6,116	294,730
Camden Property Trust REIT	4,859	444,356
Capital One Financial Corp	23,883	2,021,935
CBRE Group Inc ‘A’ *	8,842	334,935
Chimera Investment Corp REIT	10,167	192,360
Chubb Ltd	24,741	3,526,830
Cincinnati Financial Corp	8,241	631,013
CIT Group Inc	7,184	352,375
Citigroup Inc	144,978	10,545,700
Citizens Financial Group Inc	26,517	1,004,199
CME Group Inc ‘A’	17,966	2,437,627
CNA Financial Corp	1,486	74,671
Colony NorthStar Inc ‘A’ REIT	28,671	360,108
Columbia Property Trust Inc REIT	6,490	141,287
Comerica Inc	9,342	712,421
Commerce Bancshares Inc	4,901	283,131
CoreCivic Inc REIT	6,181	165,465
Corporate Office Properties Trust REIT	5,365	176,133
Credit Acceptance Corp *	55	15,409
CubeSmart REIT	2,981	77,387

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Cullen/Frost Bankers Inc	3,072	$291,594
CyrusOne Inc REIT	660	38,894
DCT Industrial Trust Inc REIT	4,960	287,283
DDR Corp REIT	16,247	148,823
Digital Realty Trust Inc REIT	2,521	298,310
Discover Financial Services	19,734	1,272,448
Douglas Emmett Inc REIT	1,426	56,213
Duke Realty Corp REIT	18,934	545,678
E*TRADE Financial Corp *	14,635	638,232
East West Bancorp Inc	7,239	432,747
Empire State Realty Trust Inc ‘A’ REIT	6,548	134,496
EPR Properties REIT	3,326	231,955
Equity Commonwealth REIT *	6,196	188,358
Equity Residential REIT	18,980	1,251,351
Erie Indemnity Co ‘A’	350	42,199
Essex Property Trust Inc REIT	3,473	882,246
Everest Re Group Ltd	2,151	491,267
Extra Space Storage Inc REIT	952	76,084
Federal Realty Investment Trust REIT	2,390	296,862
Federated Investors Inc ‘B’	3,409	101,247
Fifth Third Bancorp	39,855	1,115,143
First American Financial Corp	5,532	276,434
First Hawaiian Inc	2,733	82,783
First Horizon National Corp	12,156	232,787
First Republic Bank	1,652	172,568
FNB Corp	16,523	231,818
FNF Group	13,912	660,264
Forest City Realty Trust Inc ‘A’ REIT	13,492	344,181
Franklin Resources Inc	17,840	794,058
Gaming & Leisure Properties Inc REIT	7,267	268,080
GGP Inc REIT	32,894	683,208
HCP Inc REIT	25,099	698,505
Healthcare Trust of America Inc ‘A’ REIT	10,691	318,592
Highwoods Properties Inc REIT	5,501	286,547
Hospitality Properties Trust REIT	7,373	210,057
Host Hotels & Resorts Inc REIT	38,903	719,316
Hudson Pacific Properties Inc REIT	7,207	241,651
Huntington Bancshares Inc	57,220	798,791
Interactive Brokers Group Inc ‘A’	3,747	168,765
Intercontinental Exchange Inc	16,177	1,111,360
Invesco Ltd	18,240	639,130
Invitation Homes Inc REIT	4,823	109,241
Iron Mountain Inc REIT	1,702	66,208
JBG SMITH Properties REIT *	4,427	151,448
Jones Lang LaSalle Inc	2,375	293,312
JPMorgan Chase & Co	188,139	17,969,156
KeyCorp	57,832	1,088,398
Kilroy Realty Corp REIT	5,169	367,619
Kimco Realty Corp REIT	22,105	432,153
Lamar Advertising Co ‘A’ REIT	452	30,976
Lazard Ltd ‘A’	617	27,901
Legg Mason Inc	3,400	133,654
Liberty Property Trust REIT	7,742	317,887
Life Storage Inc REIT	2,517	205,916
Lincoln National Corp	11,748	863,243
Loews Corp	14,814	708,998
M&T Bank Corp	7,675	1,235,982
Markel Corp *	729	778,557
Medical Properties Trust Inc REIT	18,622	244,507
Mercury General Corp	1,403	79,536
MetLife Inc	48,075	2,497,496
MFA Financial Inc REIT	21,369	187,192
Mid-America Apartment Communities Inc REIT	6,024	643,845
Morgan Stanley	70,160	3,379,607
Nasdaq Inc	6,110	473,953
National Retail Properties Inc REIT	7,980	332,447
Navient Corp	14,549	218,526
New Residential Investment Corp REIT	16,562	277,082
New York Community Bancorp Inc	25,146	324,132

	Shares	Value
Northern Trust Corp	11,120	$1,022,262
Old Republic International Corp	12,745	250,949
Omega Healthcare Investors Inc REIT	10,401	331,896
OneMain Holdings Inc *	2,828	79,721
Outfront Media Inc REIT	6,298	158,584
PacWest Bancorp	6,284	317,405
Paramount Group Inc REIT	10,203	163,248
Park Hotels & Resorts Inc REIT	7,577	208,822
People’s United Financial Inc	18,366	333,159
Piedmont Office Realty Trust Inc ‘A’ REIT	7,638	153,982
Pinnacle Financial Partners Inc	2,780	186,121
Popular Inc	5,422	194,867
Principal Financial Group Inc	14,176	912,084
ProAssurance Corp	2,904	158,704
Prologis Inc REIT	28,029	1,778,720
Prosperity Bancshares Inc	3,413	224,336
Prudential Financial Inc	22,795	2,423,564
Raymond James Financial Inc	5,065	427,131
Rayonier Inc REIT	7,140	206,275
Realogy Holdings Corp	6,997	230,551
Realty Income Corp REIT	14,579	833,773
Regency Centers Corp REIT	8,030	498,181
Regions Financial Corp	63,611	968,796
Reinsurance Group of America Inc	3,408	475,518
RenaissanceRe Holdings Ltd (Bermuda)	1,912	258,388
Retail Properties of America Inc ‘A’ REIT	12,823	168,366
Santander Consumer USA Holdings Inc *	7,600	116,812
Senior Housing Properties Trust REIT	10,410	203,515
Signature Bank *	1,174	150,319
Simon Property Group Inc REIT	1,614	259,870
SL Green Realty Corp REIT	5,169	523,723
SLM Corp *	22,472	257,754
Spirit Realty Capital Inc REIT	25,366	217,387
Starwood Property Trust Inc REIT	13,248	287,747
State Street Corp	18,886	1,804,368
STORE Capital Corp REIT	9,108	226,516
Sun Communities Inc REIT	4,118	352,830
SunTrust Banks Inc	25,606	1,530,471
SVB Financial Group *	709	132,647
Synchrony Financial	42,312	1,313,788
Synovus Financial Corp	6,522	300,403
T Rowe Price Group Inc	10,595	960,437
Tanger Factory Outlet Centers Inc REIT	4,490	109,646
Taubman Centers Inc REIT	1,545	76,786
TCF Financial Corp	8,267	140,870
TD Ameritrade Holding Corp	1,424	69,491
TFS Financial Corp	2,998	48,358
The Allstate Corp	14,015	1,288,119
The Bank of New York Mellon Corp	53,587	2,841,183
The Charles Schwab Corp	13,002	568,707
The Goldman Sachs Group Inc	19,511	4,627,814
The Hanover Insurance Group Inc	2,283	221,291
The Hartford Financial Services Group Inc	19,388	1,074,677
The Howard Hughes Corp *	1,752	206,613
The Macerich Co REIT	7,379	405,624
The PNC Financial Services Group Inc	25,711	3,465,071
The Travelers Cos Inc	14,698	1,800,799
Torchmark Corp	6,155	492,954
Two Harbors Investment Corp REIT	18,179	183,244
UDR Inc REIT	14,143	537,858
Uniti Group Inc REIT	8,513	124,801
Unum Group	12,016	614,378
US Bancorp	84,082	4,505,954
Validus Holdings Ltd	4,055	199,547
Ventas Inc REIT	18,875	1,229,329
VEREIT Inc REIT	51,313	425,385
Vornado Realty Trust REIT	9,191	706,604
Voya Financial Inc	9,026	360,047
Webster Financial Corp	4,975	261,436
Weingarten Realty Investors REIT	6,584	208,976

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Wells Fargo & Co	238,987	$13,180,133
Welltower Inc REIT	19,507	1,370,952
Western Alliance Bancorp *	2,135	113,326
Weyerhaeuser Co REIT	39,753	1,352,795
White Mountains Insurance Group Ltd	224	191,968
Willis Towers Watson PLC	6,671	1,028,868
WP Carey Inc REIT	5,672	382,236
WR Berkley Corp	5,157	344,178
XL Group Ltd (Bermuda)	9,269	365,662
Zions Bancorp	10,633	501,665

		197,986,817

Industrial - 8.2%

Acuity Brands Inc	712	121,951
AECOM *	8,067	296,946
AGCO Corp	3,428	252,884
Agilent Technologies Inc	13,005	834,921
AMETEK Inc	10,114	667,929
AptarGroup Inc	2,501	215,861
Arconic Inc	20,769	516,733
Ardagh Group SA (Luxembourg)	447	9,570
Arrow Electronics Inc *	4,717	379,294
Avnet Inc	6,732	264,568
Ball Corp	8,282	342,047
Bemis Co Inc	4,704	214,361
Carlisle Cos Inc	3,261	327,046
Caterpillar Inc	2,859	356,546
Clean Harbors Inc *	797	45,190
Colfax Corp *	4,548	189,379
Corning Inc	44,584	1,333,953
Crane Co	2,599	207,894
Crown Holdings Inc *	2,046	122,187
CSX Corp	4,628	251,115
Cummins Inc	5,723	961,636
Donaldson Co Inc	513	23,567
Dover Corp	7,363	672,905
Eaton Corp PLC	23,774	1,825,605
Emerson Electric Co	29,414	1,848,376
Expeditors International of Washington Inc	2,828	169,284
FLIR Systems Inc	3,272	127,314
Flowserve Corp	7,027	299,280
Fluor Corp	7,384	310,866
Fortive Corp	1,502	106,327
Fortune Brands Home & Security Inc	545	36,640
Garmin Ltd	6,490	350,265
General Dynamics Corp	8,160	1,677,533
General Electric Co	382,129	9,239,879
Genesee & Wyoming Inc ‘A’ *	3,262	241,421
Gentex Corp	5,300	104,940
Graphic Packaging Holding Co	4,973	69,373
Harris Corp	4,824	635,224
Hexcel Corp	1,551	89,058
Honeywell International Inc	16,853	2,388,744
Hubbell Inc	1,033	119,849
Huntington Ingalls Industries Inc	402	91,029
IDEX Corp	275	33,404
Ingersoll-Rand PLC	6,797	606,088
ITT Inc	4,566	202,137
Jabil Inc	9,158	261,461
Jacobs Engineering Group Inc	6,344	369,665
Johnson Controls International PLC	49,764	2,004,992
Kansas City Southern	5,615	610,238
Keysight Technologies Inc *	9,840	409,934
Kirby Corp *	2,830	186,638
L3 Technologies Inc	4,118	775,955
Lennox International Inc	153	27,382
Lockheed Martin Corp	1,334	413,927
Martin Marietta Materials Inc	317	65,375
Masco Corp	5,770	225,088
National Instruments Corp	1,151	48,538

	Shares	Value
Norfolk Southern Corp	15,402	$2,036,760
Old Dominion Freight Line Inc	1,190	131,031
Orbital ATK Inc	3,069	408,668
Oshkosh Corp	4,016	331,481
Owens Corning	5,952	460,387
Owens-Illinois Inc *	1,812	45,590
Parker-Hannifin Corp	920	161,018
Pentair PLC (United Kingdom)	8,827	599,883
PerkinElmer Inc	4,736	326,642
Raytheon Co	9,724	1,814,304
Regal Beloit Corp	2,413	190,627
Republic Services Inc	12,212	806,725
Roper Technologies Inc	280	68,152
Ryder System Inc	2,818	238,262
Sealed Air Corp	4,897	209,200
Sensata Technologies Holding NV *	4,292	206,316
Snap-on Inc	2,668	397,559
Sonoco Products Co	5,328	268,798
Spirit AeroSystems Holdings Inc ‘A’	6,417	498,729
Stanley Black & Decker Inc	7,318	1,104,798
Stericycle Inc *	4,427	317,062
Teledyne Technologies Inc *	1,875	298,462
Terex Corp	4,642	208,983
Textron Inc	14,103	759,870
The Timken Co	3,692	179,247
Trimble Inc *	2,762	108,408
Trinity Industries Inc	8,057	257,018
Union Pacific Corp	4,016	465,736
United Technologies Corp	39,710	4,609,537
USG Corp *	4,582	149,602
Valmont Industries Inc	1,139	180,076
Vulcan Materials Co	480	57,408
Wabtec Corp	2,999	227,174
Waste Management Inc	4,096	320,594
WestRock Co	13,209	749,347
XPO Logistics Inc *	1,708	115,768
Xylem Inc	4,518	282,962

		54,172,496

Technology - 5.3%

Akamai Technologies Inc *	8,986	437,798
Amdocs Ltd	7,734	497,451
Autodesk Inc *	2,027	227,551
Brocade Communications Systems Inc	21,162	252,886
CA Inc	16,798	560,717
Conduent Inc *	9,757	152,892
Cypress Semiconductor Corp	16,397	246,283
DST Systems Inc	2,828	155,201
Fidelity National Information Services Inc	7,561	706,122
Guidewire Software Inc *	2,321	180,713
Hewlett Packard Enterprise Co	88,151	1,296,701
HP Inc	90,117	1,798,735
Intel Corp	250,877	9,553,396
International Business Machines Corp	14,317	2,077,110
Leidos Holdings Inc	7,564	447,940
Marvell Technology Group Ltd (Bermuda)	21,325	381,718
Micron Technology Inc *	13,553	533,039
Microsemi Corp *	1,121	57,709
NetApp Inc	2,028	88,745
Nuance Communications Inc *	15,540	244,289
NXP Semiconductors NV * (Netherlands)	7,874	890,471
ON Semiconductor Corp *	1,202	22,201
Oracle Corp	140,616	6,798,784
Pitney Bowes Inc	9,581	134,230
Qorvo Inc *	3,293	232,749
QUALCOMM Inc	78,688	4,079,186
SS&C Technologies Holdings Inc	708	28,426
Synopsys Inc *	7,410	596,727
Teradata Corp *	6,646	224,568
Teradyne Inc	685	25,544

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
The Dun & Bradstreet Corp	1,138	$132,475
Western Digital Corp	13,291	1,148,342
Xerox Corp	12,251	407,836
Xilinx Inc	692	49,014
Zynga Inc ‘A’ *	39,737	150,206

		34,817,755

Utilities - 6.0%

AES Corp	35,184	387,728
Alliant Energy Corp	12,225	508,193
Ameren Corp	12,913	746,888
American Electric Power Co Inc	26,212	1,841,131
American Water Works Co Inc	9,512	769,616
Aqua America Inc	9,403	312,086
Atmos Energy Corp	5,514	462,294
Avangrid Inc	2,976	141,122
Calpine Corp *	19,294	284,587
CenterPoint Energy Inc	22,950	670,370
CMS Energy Corp	14,875	689,010
Consolidated Edison Inc	16,270	1,312,664
Dominion Energy Inc	34,126	2,625,313
DTE Energy Co	9,495	1,019,383
Duke Energy Corp	37,261	3,126,943
Edison International	16,884	1,302,938
Entergy Corp	9,555	729,620
Eversource Energy	16,880	1,020,227
Exelon Corp	51,006	1,921,396
FirstEnergy Corp	23,639	728,790
Great Plains Energy Inc	11,404	345,541
Hawaiian Electric Industries Inc	5,793	193,312
MDU Resources Group Inc	10,276	266,662
National Fuel Gas Co	4,136	234,139
NextEra Energy Inc	24,875	3,645,431
NiSource Inc	17,055	436,437
NRG Energy Inc	12,908	330,316
OGE Energy Corp	10,546	379,972
PG&E Corp	27,209	1,852,661
Pinnacle West Capital Corp	5,933	501,694
PPL Corp	36,423	1,382,253
Public Service Enterprise Group Inc	26,918	1,244,958
SCANA Corp	6,906	334,872
Sempra Energy	13,338	1,522,266
The Southern Co	52,996	2,604,223
UGI Corp	9,245	433,221
Vectren Corp	4,372	287,546
Vistra Energy Corp	12,418	232,092

	Shares	Value
WEC Energy Group Inc	16,791	$1,054,139
Westar Energy Inc	7,496	371,802
Xcel Energy Inc	27,018	1,278,492

		39,532,328

Total Common Stocks (Cost $543,146,905)		642,410,931

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 1000 Value	86,713	10,276,358

Total Exchange-Traded Fund (Cost $10,043,646)		10,276,358

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $7,471,750; collateralized by U.S. Treasury Notes: 2.000% due 06/30/24 and value $7,622,825)	$7,471,675	7,471,675

Total Short-Term Investment (Cost $7,471,675)		7,471,675

TOTAL INVESTMENTS - 99.9% (Cost $560,662,226)		660,158,964

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		207,602

OTHER ASSETS & LIABILITIES, NET - 0.1%		321,689

NET ASSETS - 100.0%		$660,688,255

Notes to Schedule of Investments

(a)	As of September 30, 2017, $294,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (12/17)	49	$6,035,501	$6,164,445	$128,944
S&P MidCap 400 E-Mini Index (12/17)	10	1,717,042	1,795,700	78,658

Total Futures Contracts				$207,602

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$642,410,931	$642,410,931	$-	$-
	Exchange-Traded Fund	10,276,358	10,276,358	-	-
	Short-Term Investment	7,471,675	-	7,471,675	-
	Derivatives:
	Equity Contracts
	Futures	207,602	207,602	-	-

	Total	$660,366,566	$652,894,891	$7,471,675	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * " ±	18,662	$42,736

Total Rights (Cost $20,714)		42,736

COMMON STOCKS - 98.2%

Basic Materials - 3.2%

A Schulman Inc	2,992	102,177
AdvanSix Inc *	2,710	107,722
Balchem Corp	3,288	267,282
Calgon Carbon Corp	405	8,667
Century Aluminum Co *	270	4,477
Codexis Inc *	3,996	26,573
Coeur Mining Inc *	3,001	27,579
Compass Minerals International Inc	3,210	208,329
CSW Industrials Inc *	635	28,162
Deltic Timber Corp	1,134	100,280
Fairmount Santrol Holdings Inc *	14,158	67,675
Ferro Corp *	8,705	194,121
Hawkins Inc	214	8,731
HB Fuller Co	3,930	228,176
Ingevity Corp *	4,416	275,868
Klondex Mines Ltd * (Canada)	5,167	18,808
KMG Chemicals Inc	944	51,807
Koppers Holdings Inc *	2,164	99,869
Kraton Corp *	662	26,771
Kronos Worldwide Inc	2,322	53,011
Landec Corp *	588	7,615
Minerals Technologies Inc	2,071	146,316
Neenah Paper Inc	1,436	122,850
OMNOVA Solutions Inc *	2,900	31,755
PolyOne Corp	8,451	338,294
Quaker Chemical Corp	1,348	199,437
Rayonier Advanced Materials Inc	2,825	38,702
Schweitzer-Mauduit International Inc	628	26,037
Sensient Technologies Corp	4,595	353,447
Shiloh Industries Inc *	1,043	10,847
Smart Sand Inc *	2,028	13,750
Stepan Co	1,323	110,682
United States Lime & Minerals Inc	14	1,176
Uranium Energy Corp *	13,359	18,435
US Silica Holdings Inc	5,205	161,719
Valhi Inc	130	316
Verso Corp ‘A’ *	453	2,306

		3,489,769

Communications - 8.2%

1-800-Flowers.com Inc ‘A’ *	767	7,555
8x8 Inc *	9,193	124,105
A10 Networks Inc *	5,008	37,860
Acacia Communications Inc *	1,772	83,461
Aerohive Networks Inc *	3,277	13,403
ANGI Homeservices Inc ‘A’ *	4,304	53,628
Blucora Inc *	981	24,819
Boingo Wireless Inc *	3,814	81,505
CalAmp Corp *	3,540	82,305
Carvana Co *	136	1,996
ChannelAdvisor Corp *	2,428	27,922
Chegg Inc *	9,889	146,753
Ciena Corp *	14,649	321,839
Clearfield Inc *	1,170	15,912
Cogent Communications Holdings Inc	4,313	210,906
Consolidated Communications Holdings Inc	3,659	69,814
Corindus Vascular Robotics Inc *	10,952	16,647

	Shares	Value
Endurance International Group Holdings Inc *	5,934	$48,659
Entravision Communications Corp ‘A’	7,019	40,008
ePlus Inc *	1,368	126,472
Etsy Inc *	12,026	202,999
Extreme Networks Inc *	11,357	135,035
Finisar Corp *	5,488	121,669
General Communication Inc ‘A’ *	2,598	105,972
Gigamon Inc *	3,825	161,224
Global Eagle Entertainment Inc *	321	1,098
Globalstar Inc *	31,585	51,484
Gogo Inc *	5,984	70,671
Gray Television Inc *	4,293	67,400
Groupon Inc *	35,342	183,778
GrubHub Inc *	8,938	470,675
GTT Communications Inc *	3,237	102,451
HC2 Holdings Inc *	4,154	21,933
HealthStream Inc *	2,706	63,239
Hemisphere Media Group Inc *	114	1,362
Houghton Mifflin Harcourt Co *	7,529	90,724
IDT Corp ‘B’	1,175	16,544
Imperva Inc *	3,485	151,249
InterDigital Inc	3,594	265,057
Internap Corp *	8,170	35,539
Liberty Media Corp-Liberty Braves ‘A’ *	1,006	25,522
Liberty Media Corp-Liberty Braves ‘C’ *	3,606	91,124
Limelight Networks Inc *	3,317	13,168
Loral Space & Communications Inc *	1,353	66,973
Lumos Networks Corp *	1,653	29,622
MDC Partners Inc ‘A’ *	1,866	20,526
Nexstar Media Group Inc ‘A’	4,715	293,744
NIC Inc	6,698	114,871
Oclaro Inc *	15,017	129,597
Okta Inc *	1,422	40,115
Ominto Inc *	1,440	6,480
Ooma Inc *	1,727	18,220
ORBCOMM Inc *	6,492	67,971
Overstock.com Inc *	840	24,948
Perficient Inc *	213	4,190
Plantronics Inc	3,475	153,664
Proofpoint Inc *	4,531	395,194
Q2 Holdings Inc *	3,261	135,821
Quantenna Communications Inc *	2,158	36,276
Quotient Technology Inc *	7,677	120,145
Rapid7 Inc *	2,148	37,805
Reis Inc	917	16,506
RigNet Inc *	1,361	23,409
RingCentral Inc ‘A’ *	6,480	270,540
Shenandoah Telecommunications Co	4,826	179,527
Shutterfly Inc *	3,481	168,759
Shutterstock Inc *	1,899	63,218
Sinclair Broadcast Group Inc ‘A’	7,500	240,375
Stamps.com Inc *	1,642	332,751
Straight Path Communications Inc ‘B’ *	1,012	182,838
TechTarget Inc *	675	8,060
Telenav Inc *	1,604	10,185
The Meet Group Inc *	1,150	4,186
The New York Times Co ‘A’	10,591	207,584
The Trade Desk Inc ‘A’ *	2,459	151,253
tronc Inc *	1,264	18,366
TrueCar Inc *	7,209	113,830
Tucows Inc ‘A’ *	960	56,208
Ubiquiti Networks Inc *	2,406	134,784
Value Line Inc	142	2,502
VASCO Data Security International Inc *	258	3,109
ViaSat Inc *	298	19,167
Viavi Solutions Inc *	8,949	84,658
VirnetX Holding Corp *	5,093	19,863
Vonage Holdings Corp *	20,728	168,726
Web.com Group Inc *	4,005	100,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
West Corp	644	$15,115
WideOpenWest Inc *	737	11,114
World Wrestling Entertainment Inc ‘A’	4,052	95,425
XO Group Inc *	1,875	36,881
Yelp Inc *	8,063	349,128
Yext Inc *	1,259	16,720
Zendesk Inc *	10,099	293,982
Zix Corp *	5,418	26,494

		9,107,036

Consumer, Cyclical - 12.2%

Allegiant Travel Co	1,315	173,185
America’s Car-Mart Inc *	258	10,610
American Woodmark Corp *	1,468	141,295
Asbury Automotive Group Inc *	1,915	117,006
At Home Group Inc *	453	10,347
Beacon Roofing Supply Inc *	5,162	264,552
Big Lots Inc	4,606	246,743
BJ’s Restaurants Inc *	2,216	67,477
Bloomin’ Brands Inc	9,656	169,946
Blue Bird Corp *	391	8,055
BMC Stock Holdings Inc *	350	7,473
Bojangles’ Inc *	1,751	23,639
Boyd Gaming Corp	7,829	203,945
Brinker International Inc	3,901	124,286
Buffalo Wild Wings Inc *	1,611	170,283
Caesars Entertainment Corp *	843	11,254
Camping World Holdings Inc ‘A’	2,450	99,813
Castle Brands Inc *	8,885	11,906
Cavco Industries Inc *	891	131,467
Century Communities Inc *	131	3,236
Churchill Downs Inc	1,398	288,268
Chuy’s Holdings Inc *	1,701	35,806
Columbia Sportswear Co	1,094	67,369
Commercial Vehicle Group Inc *	2,559	18,809
Cooper-Standard Holdings Inc *	388	44,996
Core-Mark Holding Co Inc	4,769	153,276
Cracker Barrel Old Country Store Inc	1,991	301,875
Crocs Inc *	5,425	52,623
Culp Inc	1,092	35,763
Daktronics Inc	2,110	22,303
Dana Inc	7,305	204,248
Dave & Buster’s Entertainment Inc *	4,300	225,664
Deckers Outdoor Corp *	229	15,666
Denny’s Corp *	5,167	64,329
DineEquity Inc	1,082	46,504
Dorman Products Inc *	2,847	203,902
Douglas Dynamics Inc	2,318	91,329
Drive Shack Inc	3,109	11,223
Duluth Holdings Inc ‘B’ *	970	19,681
Eldorado Resorts Inc *	4,803	123,197
Empire Resorts Inc *	180	4,023
EnviroStar Inc	355	9,816
Eros International PLC * (India)	1,367	19,548
Fiesta Restaurant Group Inc *	139	2,641
FirstCash Inc	894	56,456
Five Below Inc *	5,611	307,932
Foundation Building Materials Inc *	421	5,953
Fox Factory Holding Corp *	3,643	157,013
Francesca’s Holdings Corp *	3,751	27,607
Fred’s Inc ‘A’	173	1,114
Freshpet Inc *	2,552	39,939
Gentherm Inc *	3,006	111,673
GMS Inc *	2,866	101,456
Golden Entertainment Inc *	208	5,071
H&E Equipment Services Inc	3,308	96,594
Hawaiian Holdings Inc *	4,988	187,299
Herman Miller Inc	5,287	189,803
HNI Corp	4,599	190,721
Hooker Furniture Corp	1,156	55,199

	Shares	Value
Horizon Global Corp *	2,620	$46,217
Hovnanian Enterprises Inc ‘A’ *	2,926	5,647
HSN Inc	3,361	131,247
Huttig Building Products Inc *	1,751	12,362
ILG Inc	988	26,409
IMAX Corp *	5,806	131,506
Inspired Entertainment Inc *	387	5,128
Installed Building Products Inc *	2,244	145,411
Interface Inc	5,822	127,502
iRobot Corp *	2,743	211,376
J. Jill Inc *	1,192	12,981
Jack in the Box Inc	2,435	248,175
KB Home	1,949	47,010
Kimball International Inc ‘B’	3,304	65,320
Knoll Inc	4,767	95,340
La Quinta Holdings Inc *	1,764	30,870
La-Z-Boy Inc	2,216	59,610
LCI Industries	2,517	291,594
LGI Homes Inc *	1,169	56,778
Lindblad Expeditions Holdings Inc *	2,012	21,528
Lithia Motors Inc ‘A’	2,443	293,917
Lumber Liquidators Holdings Inc *	2,940	114,601
M/I Homes Inc *	456	12,189
Malibu Boats Inc ‘A’ *	2,133	67,488
Marine Products Corp	894	14,349
MarineMax Inc *	1,503	24,875
Marriott Vacations Worldwide Corp	2,020	251,551
MCBC Holdings Inc *	1,883	38,376
MDC Holdings Inc	1,764	58,582
Meritage Homes Corp *	254	11,278
Miller Industries Inc	71	1,984
Nathan’s Famous Inc *	273	20,188
Nautilus Inc *	3,093	52,272
Navistar International Corp *	277	12,207
Noodles & Co *	1,404	6,178
Ollie’s Bargain Outlet Holdings Inc *	4,934	228,938
Oxford Industries Inc	663	42,127
Papa John’s International Inc	2,831	206,861
Party City Holdco Inc *	172	2,331
PCM Inc *	391	5,474
Penn National Gaming Inc *	1,105	25,846
PetIQ Inc *	596	16,140
PetMed Express Inc	2,076	68,819
PICO Holdings Inc *	223	3,724
Pinnacle Entertainment Inc *	3,790	80,765
Planet Fitness Inc ‘A’	8,977	242,199
Potbelly Corp *	591	7,328
PriceSmart Inc	2,293	204,650
RCI Hospitality Holdings Inc	89	2,203
Reading International Inc ‘A’ *	448	7,043
Red Robin Gourmet Burgers Inc *	1,279	85,693
Red Rock Resorts Inc ‘A’	7,110	164,668
REV Group Inc	1,294	37,215
RH *	2,089	146,898
Rush Enterprises Inc ‘A’ *	1,498	69,342
Rush Enterprises Inc ‘B’ *	253	11,036
Ruth’s Hospitality Group Inc	3,039	63,667
Scientific Games Corp ‘A’ *	5,519	253,046
Sears Holdings Corp *	205	1,497
SeaWorld Entertainment Inc	7,082	91,995
Select Comfort Corp *	4,209	130,689
Shake Shack Inc ‘A’ *	2,251	74,801
SiteOne Landscape Supply Inc *	3,517	204,338
Sonic Corp	2,407	61,258
Spartan Motors Inc	2,018	22,299
Sportsman’s Warehouse Holdings Inc *	3,685	16,619
Standard Motor Products Inc	1,406	67,840
Steelcase Inc ‘A’	7,265	111,881
Steven Madden Ltd *	6,132	265,516
Superior Uniform Group Inc	909	20,816

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Systemax Inc	879	$23,232
Tailored Brands Inc	1,675	24,187
Taylor Morrison Home Corp ‘A’ *	7,429	163,809
Tenneco Inc	5,544	336,354
Texas Roadhouse Inc	6,941	341,081
The Cheesecake Factory Inc	4,666	196,532
The Children’s Place Inc	1,791	211,607
The Habit Restaurants Inc ‘A’ *	2,046	26,700
The Marcus Corp	1,571	43,517
Tile Shop Holdings Inc	4,176	53,035
TRI Pointe Group Inc *	874	12,070
Universal Electronics Inc *	1,482	93,959
Wabash National Corp	1,658	37,836
William Lyon Homes ‘A’ *	457	10,506
Wingstop Inc	2,990	99,417
Winmark Corp	240	31,620
Winnebago Industries Inc	2,856	127,806
Wolverine World Wide Inc	9,796	282,615
Zoe’s Kitchen Inc *	509	6,429

		13,513,127

Consumer, Non-Cyclical - 30.7%

Abaxis Inc	2,293	102,382
ABM Industries Inc	2,951	123,086
Accelerate Diagnostics Inc *	2,510	56,349
Acceleron Pharma Inc *	2,761	103,041
Accuray Inc *	8,229	32,916
Achaogen Inc *	3,552	56,654
Aclaris Therapeutics Inc *	2,361	60,937
Acorda Therapeutics Inc *	617	14,592
Adamas Pharmaceuticals Inc *	841	17,804
Addus HomeCare Corp *	756	26,687
Aduro Biotech Inc *	4,572	48,692
Advaxis Inc *	3,416	14,279
Aerie Pharmaceuticals Inc *	3,402	165,337
Agenus Inc *	6,389	28,175
Aileron Therapeutics Inc *	434	5,807
Aimmune Therapeutics Inc *	3,674	91,078
Akcea Therapeutics Inc *	1,175	32,512
Akebia Therapeutics Inc *	4,666	91,780
Alarm.com Holdings Inc *	2,122	95,872
Alder Biopharmaceuticals Inc *	1,167	14,296
Almost Family Inc *	343	18,419
Amedisys Inc *	2,967	166,033
American Renal Associates Holdings Inc *	885	13,248
Amicus Therapeutics Inc *	17,157	258,728
AMN Healthcare Services Inc *	4,898	223,839
Amphastar Pharmaceuticals Inc *	3,821	68,281
Amplify Snack Brands Inc *	3,390	24,035
AnaptysBio Inc *	1,263	44,142
Anavex Life Sciences Corp *	3,727	15,430
ANI Pharmaceuticals Inc *	823	43,199
Anika Therapeutics Inc *	1,230	71,340
Antares Pharma Inc *	14,648	47,460
Aratana Therapeutics Inc *	3,830	23,478
Arena Pharmaceuticals Inc *	4,099	104,524
Array BioPharma Inc *	15,765	193,909
Assembly Biosciences Inc *	1,425	49,761
Asterias Biotherapeutics Inc *	2,813	9,564
Athenex Inc *	570	9,981
Athersys Inc *	10,525	21,681
AtriCure Inc *	3,365	75,275
Atrion Corp	146	98,112
Audentes Therapeutics Inc *	1,420	39,774
Avexis Inc *	2,592	250,724
Avis Budget Group Inc *	7,777	295,993
AxoGen Inc *	2,806	54,296
Axovant Sciences Ltd *	3,384	23,282
B&G Foods Inc	6,835	217,695
Barrett Business Services Inc	751	42,454

	Shares	Value
Bellicum Pharmaceuticals Inc *	1,915	$22,118
BG Staffing Inc	704	11,651
BioCryst Pharmaceuticals Inc *	6,849	35,889
Biohaven Pharmaceutical Holding Co Ltd *	986	36,857
BioScrip Inc *	773	2,126
BioSpecifics Technologies Corp *	571	26,563
BioTelemetry Inc *	2,928	96,624
Bluebird Bio Inc *	1,867	256,432
Blueprint Medicines Corp *	4,032	280,909
Bob Evans Farms Inc	2,058	159,516
Bridgepoint Education Inc *	1,618	15,533
CAI International Inc *	731	22,164
Calavo Growers Inc	1,674	122,537
Calithera Biosciences Inc *	3,127	49,250
Calyxt Inc *	647	15,845
Cambium Learning Group Inc *	405	2,685
Cambrex Corp *	3,371	185,405
Cantel Medical Corp	3,772	355,209
Capella Education Co	1,108	77,726
Capital Senior Living Corp *	2,525	31,689
Cara Therapeutics Inc *	2,362	32,336
Cardiovascular Systems Inc *	3,340	94,021
Cardtronics PLC ‘A’ *	4,752	109,344
Care.com Inc *	1,376	21,865
Carriage Services Inc	621	15,898
Catalent Inc *	13,097	522,832
Catalyst Pharmaceuticals Inc *	7,350	18,522
Cempra Inc *	415	1,349
Central Garden & Pet Co *	123	4,777
Central Garden & Pet Co ‘A’ *	422	15,694
Cerus Corp *	9,478	25,875
Chemed Corp	1,627	328,735
ChemoCentryx Inc *	2,489	18,468
Cimpress NV * (Netherlands)	2,593	253,232
Civitas Solutions Inc *	1,653	30,498
Clearside Biomedical Inc *	1,189	10,392
Clovis Oncology Inc *	4,558	375,579
Coca-Cola Bottling Co Consolidated	491	105,933
Coherus Biosciences Inc *	3,916	52,279
Collectors Universe Inc	772	18,505
Collegium Pharmaceutical Inc *	140	1,469
Conatus Pharmaceuticals Inc *	2,638	14,483
Concert Pharmaceuticals Inc *	823	12,139
ConforMIS Inc *	1,388	4,886
Corbus Pharmaceuticals Holdings Inc *	4,513	32,268
Corcept Therapeutics Inc *	9,468	182,732
Corium International Inc *	2,582	28,609
CorVel Corp *	965	52,496
CPI Card Group Inc	2,113	2,493
Craft Brew Alliance Inc *	1,288	22,604
Cross Country Healthcare Inc *	1,683	23,949
CryoLife Inc *	2,240	50,848
Curis Inc *	11,558	17,221
Cutera Inc *	1,345	55,616
Cytokinetics Inc *	4,237	61,436
CytomX Therapeutics Inc *	2,955	53,692
Dean Foods Co	500	5,440
Deluxe Corp	5,027	366,770
Depomed Inc *	5,842	33,825
Dermira Inc *	3,290	88,830
Dova Pharmaceuticals Inc *	412	10,003
Durect Corp *	14,159	25,061
Dynavax Technologies Corp *	513	11,030
Eagle Pharmaceuticals Inc *	844	50,336
Edge Therapeutics Inc *	1,993	21,385
Editas Medicine Inc *	2,467	59,233
elf Beauty Inc *	2,124	47,896
Emerald Expositions Events Inc	125	2,905
Emergent BioSolutions Inc *	1,640	66,338
Endologix Inc *	8,610	38,401

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Entellus Medical Inc *	1,230	$22,706
Enzo Biochem Inc *	3,970	41,566
Epizyme Inc *	3,174	60,465
Esperion Therapeutics Inc *	1,760	88,211
Everi Holdings Inc *	6,536	49,608
EVERTEC Inc	5,295	83,926
Exact Sciences Corp *	12,239	576,702
Fate Therapeutics Inc *	964	3,817
FibroGen Inc *	6,875	369,875
Flexion Therapeutics Inc *	2,837	68,599
FONAR Corp *	542	16,531
Forrester Research Inc	1,048	43,859
Fortress Biotech Inc *	3,440	15,205
Foundation Medicine Inc *	1,475	59,295
Franklin Covey Co *	815	16,545
G1 Therapeutics Inc *	626	15,581
Genesis Healthcare Inc *	3,808	4,417
GenMark Diagnostics Inc *	5,363	51,646
Genocea Biosciences Inc *	2,428	3,545
Genomic Health Inc *	2,074	66,555
Geron Corp *	15,512	33,816
Glaukos Corp *	2,982	98,406
Global Blood Therapeutics Inc *	3,851	119,574
Globus Medical Inc ‘A’ *	7,320	217,550
Grand Canyon Education Inc *	4,868	442,112
Great Lakes Dredge & Dock Corp *	405	1,964
Green Dot Corp ‘A’ *	4,740	235,009
Haemonetics Corp *	4,421	198,370
Halozyme Therapeutics Inc *	12,425	215,822
Healthcare Services Group Inc	7,390	398,838
HealthEquity Inc *	5,177	261,853
HealthSouth Corp	10,247	474,948
Helen of Troy Ltd *	1,286	124,613
Herc Holdings Inc *	2,525	124,053
Heron Therapeutics Inc *	4,000	64,600
Heska Corp *	663	58,404
HMS Holdings Corp *	7,600	150,936
Hostess Brands Inc *	457	6,243
ICU Medical Inc *	1,101	204,621
Idera Pharmaceuticals Inc *	10,850	24,195
Ignyta Inc *	5,098	62,960
Immune Design Corp *	194	2,008
ImmunoGen Inc *	8,611	65,874
Immunomedics Inc *	4,045	56,549
INC Research Holdings Inc ‘A’ *	5,668	296,436
Information Services Group Inc *	2,152	8,651
Innoviva Inc *	7,812	110,305
Inogen Inc *	1,768	168,137
Inovio Pharmaceuticals Inc *	8,552	54,220
Insmed Inc *	6,626	206,797
Insperity Inc	1,873	164,824
Insulet Corp *	6,040	332,683
Insys Therapeutics Inc *	2,448	21,738
Integra LifeSciences Holdings Corp *	6,598	333,067
Inter Parfums Inc	847	34,939
Intersect ENT Inc *	2,710	84,416
Invitae Corp *	4,237	39,701
Iovance Biotherapeutics Inc *	363	2,813
iRhythm Technologies Inc *	1,453	75,382
Ironwood Pharmaceuticals Inc *	14,002	220,812
J&J Snack Foods Corp	1,565	205,484
John B Sanfilippo & Son Inc	874	58,829
Jounce Therapeutics Inc *	1,536	23,931
K2M Group Holdings Inc *	4,305	91,309
Kala Pharmaceuticals Inc *	647	14,777
Karyopharm Therapeutics Inc *	733	8,048
Keryx Biopharmaceuticals Inc *	9,351	66,392
Kforce Inc	2,393	48,339
Kindred Biosciences Inc *	281	2,206
Kite Pharma Inc *	5,109	918,649

	Shares	Value
Kura Oncology Inc *	2,079	$31,081
La Jolla Pharmaceutical Co *	1,792	62,326
Lancaster Colony Corp	1,954	234,714
Landauer Inc	931	62,656
Lantheus Holdings Inc *	2,921	51,994
LeMaitre Vascular Inc	1,577	59,011
LendingTree Inc *	662	161,826
Lexicon Pharmaceuticals Inc *	4,524	55,600
LHC Group Inc *	1,537	109,004
Liberty Tax Inc	57	821
Lifeway Foods Inc *	444	3,952
Ligand Pharmaceuticals Inc *	2,125	289,319
Limoneira Co	388	8,990
Loxo Oncology Inc *	2,372	218,509
Luminex Corp	1,816	36,919
MacroGenics Inc *	965	17,833
Madrigal Pharmaceuticals Inc *	379	17,047
Magellan Health Inc *	1,807	155,944
Masimo Corp *	4,654	402,850
Matinas BioPharma Holdings Inc *	5,332	7,038
Matthews International Corp ‘A’	3,255	202,624
McGrath RentCorp	150	6,563
MediciNova Inc *	2,998	19,097
Medifast Inc	1,115	66,198
Meridian Bioscience Inc	3,711	53,067
Merit Medical Systems Inc *	5,053	213,995
Merrimack Pharmaceuticals Inc	925	13,450
Mersana Therapeutics Inc *	421	7,279
MGP Ingredients Inc	1,167	70,755
MiMedx Group Inc *	10,895	129,433
Minerva Neurosciences Inc *	2,660	20,216
Miragen Therapeutics Inc *	1,068	9,772
Molina Healthcare Inc *	4,569	314,164
Momenta Pharmaceuticals Inc *	1,824	33,744
MoneyGram International Inc *	288	4,640
Monro Inc	3,303	185,133
MyoKardia Inc *	1,816	77,816
NanoString Technologies Inc *	872	14,092
Natera Inc *	3,185	41,055
National Beverage Corp	1,218	151,093
National Research Corp ‘A’	915	34,495
Natural Health Trends Corp	758	18,116
Natus Medical Inc *	3,380	126,750
Neff Corp ‘A’ *	762	19,050
Nektar Therapeutics *	15,391	369,384
Neogen Corp *	3,853	298,453
NeoGenomics Inc *	5,739	63,875
Neos Therapeutics Inc *	2,412	22,070
Nevro Corp *	2,876	261,371
NewLink Genetics Corp *	2,224	22,640
Novavax Inc *	11,167	12,730
Novocure Ltd *	6,010	119,298
Nutrisystem Inc	3,082	172,284
NuVasive Inc *	5,270	292,274
NxStage Medical Inc *	6,750	186,300
Nymox Pharmaceutical Corp * (Canada)	1,107	4,229
Obalon Therapeutics Inc *	522	4,975
Ocular Therapeutix Inc *	2,250	13,905
Omeros Corp *	4,638	100,274
On Assignment Inc *	5,275	283,162
Oncocyte Corp *	374	2,824
OraSure Technologies Inc *	5,569	125,302
Organovo Holdings Inc *	10,783	23,938
Orthofix International NV *	345	16,301
Ovid therapeutics Inc *	507	4,345
Oxford Immunotec Global PLC *	2,366	39,749
Pacific Biosciences of California Inc *	10,871	57,073
Pacira Pharmaceuticals Inc *	4,087	153,467
Paratek Pharmaceuticals Inc *	2,487	62,424
PAREXEL International Corp *	5,227	460,394

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Paylocity Holding Corp *	2,705	$132,058
Penumbra Inc *	3,043	274,783
Performance Food Group Co *	8,859	250,267
Phibro Animal Health Corp ‘A’	1,829	67,764
Pieris Pharmaceuticals Inc *	3,502	20,172
Portola Pharmaceuticals Inc *	5,297	286,197
PRA Health Sciences Inc *	5,068	386,030
Prestige Brands Holdings Inc *	5,526	276,797
Primo Water Corp *	2,588	30,668
Progenics Pharmaceuticals Inc *	7,238	53,272
Protagonist Therapeutics Inc *	398	7,033
Prothena Corp PLC * (Ireland)	3,093	200,334
PTC Therapeutics Inc *	3,366	67,354
Pulse Biosciences Inc *	933	17,363
Puma Biotechnology Inc *	2,979	356,735
Quad/Graphics Inc	1,797	40,630
Quidel Corp *	2,895	126,975
Quotient Ltd *	1,719	8,475
Ra Pharmaceuticals Inc *	1,193	17,418
Radius Health Inc *	3,870	149,188
RadNet Inc *	3,773	43,578
Reata Pharmaceuticals Inc ‘A’ *	1,172	36,449
REGENXBIO Inc *	779	25,668
Repligen Corp *	3,900	149,448
Revance Therapeutics Inc *	2,282	62,869
Revlon Inc ‘A’ *	352	8,642
Rigel Pharmaceuticals Inc *	13,431	34,115
Rockwell Medical Inc *	4,729	40,480
RR Donnelley & Sons Co	1,998	20,579
RTI Surgical Inc *	4,207	19,142
Sage Therapeutics Inc *	3,586	223,408
Sangamo Therapeutics Inc *	8,628	129,420
Sarepta Therapeutics Inc *	4,691	212,784
SciClone Pharmaceuticals Inc *	1,833	20,530
Select Medical Holdings Corp *	11,160	214,272
Selecta Biosciences Inc *	1,466	26,754
Seres Therapeutics Inc *	2,068	33,171
ServiceSource International Inc *	5,026	17,390
Sienna Biopharmaceuticals Inc *	409	9,100
Sotheby’s *	3,955	182,365
SP Plus Corp *	538	21,251
Spark Therapeutics Inc *	2,772	247,152
STAAR Surgical Co *	4,316	53,734
Stemline Therapeutics Inc *	426	4,729
Strayer Education Inc	1,110	96,870
Strongbridge Biopharma PLC *	2,197	15,159
Sucampo Pharmaceuticals Inc ‘A’ *	2,086	24,615
Supernus Pharmaceuticals Inc *	4,917	196,680
Surgery Partners Inc *	1,928	19,955
Surmodics Inc *	1,392	43,152
Syndax Pharmaceuticals Inc *	1,082	12,659
Synergy Pharmaceuticals Inc *	23,168	67,187
Syros Pharmaceuticals Inc *	1,266	18,636
Tactile Systems Technology Inc *	930	28,783
Team Inc *	1,373	18,330
Teladoc Inc *	5,590	185,308
Teligent Inc *	4,122	27,659
Tenet Healthcare Corp *	8,322	136,730
TG Therapeutics Inc *	4,957	58,740
The Advisory Board Co *	4,195	224,957
The Boston Beer Co Inc ‘A’ *	889	138,862
The Brink’s Co	4,757	400,777
The Chefs’ Warehouse Inc *	1,928	37,210
The Ensign Group Inc	2,975	67,205
The Hackett Group Inc	2,442	37,094
The Medicines Co *	6,615	245,020
The Providence Service Corp *	961	51,971
TherapeuticsMD Inc *	16,279	86,116
Theravance Biopharma Inc * (Cayman)	4,348	148,876
Tivity Health Inc *	2,541	103,673

	Shares	Value
Tocagen Inc *	760	$9,470
Tootsie Roll Industries Inc	1,189	45,182
Travelport Worldwide Ltd	2,504	39,313
Trevena Inc *	303	773
TriNet Group Inc *	4,298	144,499
Triple-S Management Corp ‘B’ *	574	13,592
TrueBlue Inc *	262	5,882
Turning Point Brands Inc *	512	8,704
Ultragenyx Pharmaceutical Inc *	4,115	219,165
US Physical Therapy Inc	1,268	77,919
USANA Health Sciences Inc *	1,218	70,279
Utah Medical Products Inc	289	21,256
Vanda Pharmaceuticals Inc *	4,605	82,429
Varex Imaging Corp *	3,928	132,924
VBI Vaccines Inc *	2,141	8,243
Vector Group Ltd	4,650	95,195
Vectrus Inc *	209	6,446
Veracyte Inc *	2,401	21,057
Versartis Inc *	3,432	8,408
Viad Corp	1,268	77,221
ViewRay Inc *	3,338	19,227
Viveve Medical Inc *	1,533	8,033
vTv Therapeutics Inc ‘A’ *	907	5,424
WaVe Life Sciences Ltd *	1,208	26,274
WD-40 Co	1,435	160,576
Weight Watchers International Inc *	2,729	118,848
Willdan Group Inc *	774	25,124
Wright Medical Group NV *	10,861	280,974
XBiotech Inc *	1,772	7,744
Xencor Inc *	3,921	89,869
ZIOPHARM Oncology Inc *	13,752	84,437
Zogenix Inc *	1,897	66,490
Zynerba Pharmaceuticals Inc *	1,166	9,748

		33,971,610

Diversified - 0.2%

HRG Group Inc *	11,662	182,044

Energy - 1.0%

Abraxas Petroleum Corp *	14,833	27,886
Bonanza Creek Energy Inc *	197	6,499
Carrizo Oil & Gas Inc *	8,039	137,708
CVR Energy Inc	122	3,160
Energy XXI Gulf Coast Inc *	595	6,152
Evolution Petroleum Corp	2,617	18,842
Flotek Industries Inc *	650	3,022
Gastar Exploration Inc *	9,870	8,682
Isramco Inc *	74	8,584
Jagged Peak Energy Inc *	5,921	80,881
Jones Energy Inc ‘A’ *	1,202	2,308
Keane Group Inc *	3,279	54,694
Lilis Energy Inc *	4,569	20,423
Matador Resources Co *	9,345	253,717
NCS Multistage Holdings Inc *	1,082	26,055
Panhandle Oil & Gas Inc ‘A’	858	20,420
Par Pacific Holdings Inc *	1,295	26,936
Pattern Energy Group Inc	1,541	37,138
Penn Virginia Corp *	1,352	54,053
Plug Power Inc *	22,913	59,803
ProPetro Holding Corp *	2,010	28,843
Ranger Energy Services Inc *	152	2,234
Resolute Energy Corp *	163	4,839
Ring Energy Inc *	4,877	70,668
Rosehill Resources Inc *	229	1,885
Sanchez Energy Corp *	5,697	27,460
Select Energy Services Inc ‘A’ *	964	15,347
SilverBow Resources Inc *	196	4,812
Solaris Oilfield Infrastructure Inc ‘A’ *	1,019	17,761
SRC Energy Inc *	2,315	22,386
Tellurian Inc *	5,976	63,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
TPI Composites Inc *	1,090	$24,351
Ultra Petroleum Corp *	1,881	16,308
W&T Offshore Inc *	1,019	3,108
Westmoreland Coal Co *	503	1,283

		1,162,072

Financial - 9.6%

Access National Corp	98	2,809
Alexander’s Inc REIT	211	89,483
Allegiance Bancshares Inc *	824	30,323
Altisource Portfolio Solutions SA *	1,180	30,527
American Assets Trust Inc REIT	1,516	60,291
Ameris Bancorp	2,880	138,240
Armada Hoffler Properties Inc REIT	4,178	57,698
Artisan Partners Asset Management Inc ‘A’	4,661	151,949
Atlantic Capital Bancshares Inc *	402	7,296
Atlas Financial Holdings Inc *	583	11,019
Bankwell Financial Group Inc	101	3,731
Bear State Financial Inc	208	2,134
Blackhawk Network Holdings Inc *	5,675	248,565
Blue Hills Bancorp Inc	1,186	22,771
BofI Holding Inc *	2,605	74,164
BSB Bancorp Inc *	230	6,889
Byline Bancorp Inc *	126	2,679
Capstar Financial Holdings Inc *	251	4,915
CareTrust REIT Inc	7,304	139,068
Carolina Financial Corp	1,039	37,279
Cass Information Systems Inc	1,145	72,639
Charter Financial Corp	262	4,855
City Office REIT Inc	672	9,253
Clipper Realty Inc REIT	204	2,185
CoBiz Financial Inc	384	7,542
Cohen & Steers Inc	2,243	88,576
Community Healthcare Trust Inc REIT	413	11,134
ConnectOne Bancorp Inc	837	20,590
Consolidated-Tomoka Land Co	369	22,166
Cowen Inc *	145	2,581
Crawford & Co ‘B’	933	11,159
CU Bancorp *	214	8,298
Diamond Hill Investment Group Inc	329	69,863
Eagle Bancorp Inc *	2,648	177,548
EastGroup Properties Inc REIT	3,475	306,217
eHealth Inc *	1,421	33,948
Elevate Credit Inc *	245	1,497
Ellie Mae Inc *	3,513	288,523
Enova International Inc *	1,057	14,217
Equity Bancshares Inc ‘A’ *	365	12,987
Essent Group Ltd *	8,440	341,820
Evercore Inc ‘A’	4,059	325,735
FB Financial Corp *	699	26,366
Fifth Street Asset Management Inc	545	2,126
Financial Engines Inc	6,102	212,044
First Connecticut Bancorp Inc	285	7,624
First Financial Bankshares Inc	4,301	194,405
First Financial Northwest Inc	120	2,039
First Foundation Inc *	1,006	17,997
First Industrial Realty Trust Inc REIT	2,753	82,838
Four Corners Property Trust Inc REIT	4,435	110,520
Franklin Financial Network Inc *	343	12,228
GAMCO Investors Inc ‘A’	94	2,797
Glacier Bancorp Inc	1,344	50,749
Global Medical REIT Inc	152	1,365
Gramercy Property Trust REIT	2,311	69,908
Green Bancorp Inc *	432	10,217
Greene County Bancorp Inc	242	7,272
Guaranty Bancorp	469	13,038
Guaranty Bancshares Inc	206	6,590
Hamilton Lane Inc ‘A’	970	26,045
HarborOne Bancorp Inc *	640	12,038
HCI Group Inc	478	18,284

	Shares	Value
Health Insurance Innovations Inc ‘A’ *	1,256	$18,212
Heritage Commerce Corp	380	5,407
Heritage Insurance Holdings Inc	324	4,280
HFF Inc ‘A’	3,819	151,080
Hingham Institution for Savings	66	12,558
Home BancShares Inc	13,233	333,743
Houlihan Lokey Inc	2,617	102,403
Howard Bancorp Inc *	177	3,699
Infinity Property & Casualty Corp	152	14,318
Investar Holding Corp	263	6,338
Investment Technology Group Inc	381	8,435
Investors Title Co	117	20,951
Kennedy-Wilson Holdings Inc	4,511	83,679
Kinsale Capital Group Inc	1,482	63,978
Ladenburg Thalmann Financial Services Inc	1,006	2,897
Lakeland Financial Corp	405	19,732
LegacyTexas Financial Group Inc	2,013	80,359
LendingClub Corp *	30,411	185,203
Live Oak Bancshares Inc	2,404	56,374
LTC Properties Inc REIT	1,654	77,705
Maiden Holdings Ltd	701	5,573
Marcus & Millichap Inc *	1,676	45,235
Marlin Business Services Corp	285	8,194
Maui Land & Pineapple Co Inc *	683	9,528
MB Financial Inc	699	31,469
MedEquities Realty Trust Inc REIT	850	9,988
Medley Management Inc ‘A’	232	1,427
Meridian Bancorp Inc	758	14,137
Meta Financial Group Inc	90	7,056
Midland States Bancorp Inc	98	3,105
MidSouth Bancorp Inc	233	2,808
Moelis & Co ‘A’	3,251	139,956
Monmouth Real Estate Investment Corp REIT	1,280	20,723
National Bank Holdings Corp ‘A’	896	31,978
National Commerce Corp *	587	25,124
National General Holdings Corp	3,178	60,732
National Health Investors Inc REIT	1,856	143,450
National Storage Affiliates Trust REIT	483	11,708
NewStar Financial Inc	496	5,823
NexPoint Residential Trust Inc REIT	112	2,658
NMI Holdings Inc ‘A’ *	896	11,110
Northfield Bancorp Inc	440	7,634
Ocwen Financial Corp *	743	2,556
Old Line Bancshares Inc	101	2,828
OM Asset Management PLC	7,868	117,391
Opus Bank *	1,418	34,032
Pacific Continental Corp	1,148	30,939
Pacific Premier Bancorp Inc *	1,400	52,850
Paragon Commercial Corp *	47	2,654
Park Sterling Corp	1,852	23,002
People’s Utah Bancorp	175	5,679
Physicians Realty Trust REIT	10,163	180,190
Piper Jaffray Cos	84	4,985
Potlatch Corp REIT	4,207	214,557
PRA Group Inc *	2,859	81,910
Preferred Bank	1,329	80,205
Primerica Inc	4,724	385,242
PS Business Parks Inc REIT	2,041	272,473
Pzena Investment Management Inc ‘A’	1,334	14,527
QTS Realty Trust Inc ‘A’ REIT	4,958	259,601
R1 RCM Inc *	9,333	34,625
Redfin Corp *	373	9,359
Regional Management Corp *	93	2,252
Republic First Bancorp Inc *	1,109	10,258
Retail Opportunity Investments Corp REIT	1,190	22,622
Rexford Industrial Realty Inc REIT	2,988	85,517
RLI Corp	3,361	192,787
Ryman Hospitality Properties Inc REIT	4,573	285,767
Sabra Health Care REIT Inc	2,782	61,037

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Safety Income & Growth Inc REIT	341	$6,356
Saul Centers Inc REIT	1,034	64,015
ServisFirst Bancshares Inc	4,827	187,529
Silvercrest Asset Management Group Inc ‘A’	695	10,112
Southern Missouri Bancorp Inc	96	3,503
State National Cos Inc	2,790	58,562
Stewart Information Services Corp	119	4,493
Sunshine Bancorp Inc *	125	2,905
Terreno Realty Corp REIT	1,425	51,556
Texas Capital Bancshares Inc *	3,972	340,798
The Bank of NT Butterfield & Son Ltd (Bermuda)	3,996	146,413
The First of Long Island Corp	452	13,763
The GEO Group Inc REIT	2,779	74,755
The RMR Group Inc ‘A’	746	38,307
Third Point Reinsurance Ltd * (Bermuda)	3,942	61,495
Tompkins Financial Corp	80	6,891
Trinity Place Holdings Inc *	1,812	12,720
TriState Capital Holdings Inc *	628	14,381
Trupanion Inc *	2,297	60,664
UMH Properties Inc REIT	2,724	42,358
Union Bankshares Inc	355	17,182
United Insurance Holdings Corp	1,671	27,237
Universal Health Realty Income Trust REIT	1,329	100,326
Universal Insurance Holdings Inc	2,453	56,419
Urban Edge Properties REIT	10,148	244,770
Veritex Holdings Inc *	588	15,852
Virtu Financial Inc ‘A’	2,580	41,796
Virtus Investment Partners Inc	100	11,605
WageWorks Inc *	4,130	250,691
Walker & Dunlop Inc *	2,478	129,674
Washington REIT	2,877	94,251
Waterstone Financial Inc	223	4,349
West Bancorporation Inc	358	8,735
Western New England Bancorp Inc	256	2,790
Westwood Holdings Group Inc	858	57,718
WisdomTree Investments Inc	11,650	118,597
WSFS Financial Corp	827	40,316

		10,586,149

Industrial - 16.8%

AAON Inc	4,322	149,001
Actuant Corp ‘A’	3,123	79,949
Advanced Disposal Services Inc *	4,522	113,909
Advanced Drainage Systems Inc	3,701	74,945
Advanced Energy Industries Inc *	4,121	332,812
Aerojet Rocketdyne Holdings Inc *	7,177	251,267
Air Transport Services Group Inc *	6,105	148,596
Akoustis Technologies Inc *	881	5,744
Alamo Group Inc	858	92,123
Albany International Corp ‘A’	2,342	134,431
Allied Motion Technologies Inc	678	17,181
Altra Industrial Motion Corp	2,978	143,242
American Outdoor Brands Corp *	5,570	84,942
Apogee Enterprises Inc	2,951	142,415
Applied Industrial Technologies Inc	3,976	261,621
Applied Optoelectronics Inc *	1,918	124,037
Aqua Metals Inc *	1,706	11,686
ArcBest Corp	330	11,039
Ardmore Shipping Corp * (Ireland)	1,418	11,699
Argan Inc	1,522	102,354
Astec Industries Inc	1,119	62,675
Astronics Corp *	2,261	67,265
Atkore International Group Inc *	3,357	65,495
Axon Enterprise Inc *	5,436	123,234
AZZ Inc	2,713	132,123
Badger Meter Inc	2,923	143,227
Barnes Group Inc	694	48,885
Bel Fuse Inc ‘B’	235	7,332

	Shares	Value
Boise Cascade Co *	766	$26,733
Brady Corp ‘A’	3,785	143,641
Builders FirstSource Inc *	10,084	181,411
Caesarstone Ltd * (Israel)	1,477	44,015
Casella Waste Systems Inc ‘A’ *	798	15,002
Chase Corp	749	83,439
CIRCOR International Inc	828	45,068
Comfort Systems USA Inc	3,838	137,017
Continental Building Products Inc *	4,128	107,328
Control4 Corp *	2,252	66,344
Covanta Holding Corp	12,176	180,814
Curtiss-Wright Corp	3,423	357,840
CyberOptics Corp *	379	6,159
Daseke Inc *	1,918	25,030
DXP Enterprises Inc *	1,241	39,079
Dycom Industries Inc *	3,123	268,203
EMCOR Group Inc	4,612	319,981
Energous Corp *	1,940	24,560
Energy Recovery Inc *	3,771	29,791
EnerSys	4,532	313,478
EnPro Industries Inc	2,198	177,005
Exponent Inc	2,662	196,722
Fabrinet * (Thailand)	3,795	140,643
FARO Technologies Inc *	413	15,797
Federal Signal Corp	1,452	30,899
Fluidigm Corp *	3,019	15,216
Forterra Inc *	2,010	9,045
Forward Air Corp	3,116	178,329
Franklin Electric Co Inc	4,555	204,292
Generac Holdings Inc *	6,389	293,447
General Cable Corp	4,778	90,065
Global Brass & Copper Holdings Inc	2,097	70,879
GoPro Inc ‘A’ *	11,154	122,806
GP Strategies Corp *	1,154	35,601
Granite Construction Inc	3,210	186,019
Greif Inc ‘A’	2,296	134,408
Greif Inc ‘B’	491	31,547
Griffon Corp	2,551	56,632
Handy & Harman Ltd *	163	5,306
Harsco Corp *	8,368	174,891
Heartland Express Inc	4,668	117,073
Heritage-Crystal Clean Inc *	809	17,596
Hill International Inc *	3,130	14,868
Hillenbrand Inc	6,571	255,283
Hudson Technologies Inc *	3,755	29,327
Hyster-Yale Materials Handling Inc	910	69,560
Ichor Holdings Ltd *	1,893	50,732
II-VI Inc *	1,838	75,634
Insteel Industries Inc	1,662	43,395
Intevac Inc *	1,985	16,773
Iteris Inc *	2,405	15,993
Itron Inc *	3,550	274,947
JELD-WEN Holding Inc *	5,694	202,251
John Bean Technologies Corp	3,254	328,979
Kadant Inc	1,131	111,460
Kaman Corp	227	12,662
KapStone Paper & Packaging Corp	9,024	193,926
KBR Inc	1,647	29,448
KEMET Corp *	4,868	102,861
Kennametal Inc	8,328	335,952
Knight-Swift Transportation Holdings Inc *	13,063	542,768
Kratos Defense & Security Solutions Inc *	2,819	36,873
Lawson Products Inc *	496	12,499
Lindsay Corp	1,097	100,814
Littelfuse Inc	2,338	457,967
Louisiana-Pacific Corp *	14,166	383,615
Lydall Inc *	1,722	98,671
Masonite International Corp *	3,098	214,382
MasTec Inc *	6,911	320,670
Matson Inc	2,067	58,248

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Mesa Laboratories Inc	341	$50,918
Methode Electronics Inc	3,723	157,669
MicroVision Inc *	8,249	22,932
Milacron Holdings Corp *	5,024	84,705
Mistras Group Inc *	195	3,998
Moog Inc ‘A’ *	307	25,613
MSA Safety Inc	3,460	275,105
Mueller Industries Inc	5,934	207,393
Mueller Water Products Inc ‘A’	9,802	125,466
Multi-Color Corp	1,422	116,533
Myers Industries Inc	2,357	49,379
MYR Group Inc *	724	21,097
Napco Security Technologies Inc *	1,203	11,669
National Presto Industries Inc	55	5,855
NCI Building Systems Inc *	4,087	63,757
NN Inc	2,846	82,534
Novanta Inc *	3,329	145,144
NV5 Global Inc *	609	33,282
NVE Corp	452	35,694
Omega Flex Inc	307	22,055
Orion Group Holdings Inc *	1,302	8,541
OSI Systems Inc *	1,810	165,380
Patrick Industries Inc *	1,682	141,456
PGT Innovations Inc *	4,962	74,182
Ply Gem Holdings Inc *	2,249	38,345
Primoris Services Corp	4,112	120,975
Proto Labs Inc *	2,573	206,612
Pure Cycle Corp *	1,730	12,975
Quanex Building Products Corp	266	6,105
Radiant Logistics Inc *	3,807	20,215
Raven Industries Inc	3,776	122,342
RBC Bearings Inc *	2,400	300,360
Rogers Corp *	1,871	249,367
Saia Inc *	1,125	70,481
Schneider National Inc ‘B’	3,175	80,328
Simpson Manufacturing Co Inc	630	30,895
Sparton Corp *	61	1,416
SPX Corp *	4,465	131,003
SPX FLOW Inc *	1,089	41,992
Standex International Corp	1,036	110,023
Sterling Construction Co Inc *	613	9,336
Sturm Ruger & Co Inc	1,762	91,095
Summit Materials Inc ‘A’ *	11,113	355,949
Sun Hydraulics Corp	2,460	132,840
SYNNEX Corp	624	78,942
Tech Data Corp *	275	24,434
Tennant Co	1,744	115,453
Tetra Tech Inc	5,519	256,909
TopBuild Corp *	2,294	149,500
Trex Co Inc *	3,064	275,974
Trinseo SA	3,219	215,995
TTM Technologies Inc *	2,020	31,047
Tutor Perini Corp *	579	16,444
Universal Forest Products Inc	1,844	181,007
Universal Logistics Holdings Inc	575	11,759
US Concrete Inc *	1,588	121,164
US Ecology Inc	2,280	122,664
Vicor Corp *	1,561	36,840
Watts Water Technologies Inc ‘A’	1,690	116,948
Woodward Inc	5,527	428,950
Worthington Industries Inc	4,270	196,420
YRC Worldwide Inc *	776	10,709
ZAGG Inc *	1,951	30,728

		18,537,836

Technology - 15.7%

2U Inc *	4,548	254,870
3D Systems Corp *	11,360	152,110
ACI Worldwide Inc *	12,103	275,706
Acxiom Corp *	4,282	105,508

	Shares	Value
Alpha & Omega Semiconductor Ltd *	115	$1,896
Alteryx Inc ‘A’ *	917	18,679
Ambarella Inc *	1,410	69,104
Amber Road Inc *	2,047	15,721
American Software Inc ‘A’	1,583	17,983
Amkor Technology Inc *	534	5,634
Appfolio Inc ‘A’ *	824	39,511
Apptio Inc ‘A’ *	2,347	43,349
Aspen Technology Inc *	7,812	490,672
Avid Technology Inc *	2,262	10,269
Axcelis Technologies Inc *	3,070	83,965
Barracuda Networks Inc *	2,576	62,416
Benefitfocus Inc *	1,624	54,648
Blackbaud Inc	4,952	434,786
Blackline Inc *	1,641	55,991
Bottomline Technologies de Inc *	3,657	116,402
Box Inc ‘A’ *	8,412	162,520
Brightcove Inc *	3,454	24,869
BroadSoft Inc *	3,202	161,061
Brooks Automation Inc	7,139	216,740
Cabot Microelectronics Corp	2,585	206,619
Callidus Software Inc *	6,708	165,352
Carbonite Inc *	2,532	55,704
Castlight Health Inc ‘B’ *	6,522	28,045
CEVA Inc *	2,244	96,043
Cirrus Logic Inc *	6,690	356,711
Cloudera Inc *	1,442	23,966
Cohu Inc	468	11,157
CommerceHub Inc ‘A’ *	1,396	31,508
CommerceHub Inc ‘C’ *	2,963	63,260
CommVault Systems Inc *	4,083	248,246
Computer Programs & Systems Inc	598	17,671
Cornerstone OnDemand Inc *	5,419	220,066
Cotiviti Holdings Inc *	3,810	137,084
Coupa Software Inc *	3,241	100,957
CSG Systems International Inc	2,862	114,766
Diebold Nixdorf Inc	7,878	180,012
Digimarc Corp *	959	35,099
Diodes Inc *	1,008	30,169
Donnelley Financial Solutions Inc *	3,199	68,970
Eastman Kodak Co *	1,452	10,672
Ebix Inc	2,501	163,190
Electronics For Imaging Inc *	4,820	205,718
EMCORE Corp *	740	6,068
Entegris Inc *	14,744	425,364
Envestnet Inc *	4,477	228,327
EPAM Systems Inc *	5,109	449,234
Everbridge Inc *	1,731	45,733
Evolent Health Inc ‘A’ *	1,348	23,994
Exa Corp *	1,400	33,852
ExlService Holdings Inc *	3,400	198,288
Fair Isaac Corp	3,166	444,823
Five9 Inc *	5,425	129,658
FormFactor Inc *	7,498	126,341
Glu Mobile Inc *	763	2,869
Hortonworks Inc *	5,232	88,682
HubSpot Inc *	3,540	297,537
Immersion Corp *	2,966	24,232
Impinj Inc *	1,847	76,854
InnerWorkings Inc *	4,333	48,746
Inovalon Holdings Inc ‘A’ *	6,557	111,797
Inphi Corp *	4,365	173,247
Insight Enterprises Inc *	1,458	66,951
Instructure Inc *	2,256	74,786
Integrated Device Technology Inc *	13,901	369,489
j2 Global Inc	4,820	356,102
Kopin Corp *	5,627	23,465
Lattice Semiconductor Corp *	12,878	67,094
LivePerson Inc *	5,664	76,747
Lumentum Holdings Inc *	6,326	343,818

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
MACOM Technology Solutions Holdings Inc *	4,216	$188,076
Majesco *	533	2,660
MAXIMUS Inc	6,669	430,150
MaxLinear Inc *	6,262	148,722
Medidata Solutions Inc *	5,856	457,119
Mercury Systems Inc *	4,482	232,526
MicroStrategy Inc ‘A’ *	546	69,730
MINDBODY Inc ‘A’ *	4,423	114,335
Mitek Systems Inc *	3,235	30,733
MKS Instruments Inc	5,606	529,487
MobileIron Inc *	5,595	20,702
Model N Inc *	2,343	35,028
Monolithic Power Systems Inc	4,148	441,969
Monotype Imaging Holdings Inc	2,041	39,289
MuleSoft Inc ‘A’ *	2,543	51,216
Nanometrics Inc *	2,032	58,522
New Relic Inc *	3,146	156,671
Nutanix Inc ‘A’ *	5,910	132,325
Omnicell Inc *	3,816	194,807
Park City Group Inc *	1,225	14,884
Paycom Software Inc *	5,113	383,270
PDF Solutions Inc *	2,715	42,055
Pegasystems Inc	3,800	219,070
Pixelworks Inc *	3,548	16,711
Planet Payment Inc *	4,307	18,477
Power Integrations Inc	2,979	218,063
Presidio Inc *	1,228	17,376
Progress Software Corp	4,141	158,062
PROS Holdings Inc *	2,691	64,934
Pure Storage Inc ‘A’ *	9,680	154,783
QAD Inc ‘A’	645	22,156
Quality Systems Inc *	3,568	56,125
Qualys Inc *	3,264	169,075
Quantum Corp *	581	3,556
Radisys Corp *	580	795
Rambus Inc *	2,991	39,930
RealPage Inc *	6,093	243,111
Rosetta Stone Inc *	313	3,196
Rudolph Technologies Inc *	2,868	75,428
Science Applications International Corp	4,550	304,167
Semtech Corp *	6,737	252,974
Silicon Laboratories Inc *	4,353	347,805
Silver Spring Networks Inc *	1,016	16,429
Simulations Plus Inc	1,089	16,880
SMART Global Holdings Inc *	1,271	34,037
SPS Commerce Inc *	1,760	99,810
StarTek Inc *	1,035	12,161
Stratasys Ltd *	2,547	58,887
Super Micro Computer Inc *	843	18,630
Sykes Enterprises Inc *	366	10,673
Synaptics Inc *	3,585	140,460
Syntel Inc	3,388	66,574
Tabula Rasa HealthCare Inc *	943	25,216
TeleTech Holdings Inc	1,422	59,369
The ExOne Co *	1,055	11,985
Tintri Inc *	885	2,779
Twilio Inc ‘A’ *	6,468	193,070
Ultra Clean Holdings Inc *	3,456	105,823
Unisys Corp *	3,578	30,413
Upland Software Inc *	859	18,176
USA Technologies Inc *	5,017	31,356
Varonis Systems Inc *	2,009	84,177
VeriFone Systems Inc *	943	19,124
Verint Systems Inc *	1,033	43,231
Veritone Inc *	260	11,817
Virtusa Corp *	2,064	77,978
Vocera Communications Inc *	2,864	89,844
Workiva Inc *	2,541	52,980

	Shares	Value
Xcerra Corp *	4,751	$46,797
Xperi Corp	5,099	129,005

		17,427,244

Utilities - 0.6%

American States Water Co	2,604	128,247
Atlantic Power Corp *	8,575	21,009
California Water Service Group	3,084	117,655
Chesapeake Utilities Corp	180	14,085
Global Water Resources Inc	1,058	9,966
MGE Energy Inc	1,770	114,342
Middlesex Water Co	1,427	56,038
New Jersey Resources Corp	689	29,041
Ormat Technologies Inc	1,979	120,818
RGC Resources Inc	255	7,285
Southwest Gas Holdings Inc	499	38,733
Spark Energy Inc ‘A’	1,010	15,150
The York Water Co	1,222	41,426

		713,795

Total Common Stocks (Cost $86,469,323)		108,690,682

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 2000 Growth	9,248	1,655,022

Total Exchange-Traded Fund (Cost $1,554,687)		1,655,022

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $449,240; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $460,055)	$449,236	449,236

Total Short-Term Investment (Cost $449,236)		449,236

TOTAL INVESTMENTS - 100.2% (Cost $88,493,960)		110,837,676

DERIVATIVES - 0.0%
(See Note (c) in Notes to Schedule of Investments)		28,447

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(225,748)

NET ASSETS - 100.0%		$110,640,375

Notes to Schedule of Investments

(a)	An investment with a value of $42,736 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	As of September 30, 2017, $20,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index (12/17)	10	$718,003	$746,450	$28,447

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$42,736	$-	$-	$42,736
	Common Stocks	108,690,682	108,690,682	-	-
	Exchange-Traded Fund	1,655,022	1,655,022	-	-
	Short-Term Investment	449,236	-	449,236	-
	Derivatives:
	Equity Contracts
	Futures	28,447	28,447	-	-

	Total	$110,866,123	$110,374,151	$449,236	$42,736

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Basic Materials - 3.7%

Aceto Corp	5,451	$61,215
AdvanSix Inc *	764	30,369
AgroFresh Solutions Inc *	3,957	27,818
AK Steel Holding Corp *	59,823	334,411
Allegheny Technologies Inc *	20,603	492,412
American Vanguard Corp	5,522	126,454
Calgon Carbon Corp	8,640	184,896
Carpenter Technology Corp	8,788	422,088
Century Aluminum Co *	8,878	147,197
Clearwater Paper Corp *	3,122	153,759
Cleveland-Cliffs Inc *	56,331	402,767
Coeur Mining Inc *	28,928	265,848
Commercial Metals Co	21,870	416,186
Compass Minerals International Inc	549	35,630
CSW Industrials Inc *	1,560	69,186
Fairmount Santrol Holdings Inc *	3,441	16,448
Ferroglobe Representation & Warranty Insurance Trust * " ±	14,991	-
GCP Applied Technologies Inc *	13,617	418,042
Gold Resource Corp	9,759	36,596
Hawkins Inc	1,530	62,424
HB Fuller Co	2,347	136,267
Hecla Mining Co	74,774	375,365
Innophos Holdings Inc	3,610	177,576
Innospec Inc	4,570	281,740
Intrepid Potash Inc *	18,645	81,292
Kaiser Aluminum Corp	3,142	324,066
Klondex Mines Ltd * (Canada)	22,939	83,498
Kraton Corp *	4,408	178,260
Landec Corp *	4,062	52,603
Materion Corp	3,790	163,538
Minerals Technologies Inc	2,908	205,450
Neenah Paper Inc	546	46,710
Oil-Dri Corp of America	926	45,309
OMNOVA Solutions Inc *	2,984	32,675
Orchids Paper Products Co	1,978	27,850
PH Glatfelter Co	8,354	162,485
Rayonier Advanced Materials Inc	3,169	43,415
Ryerson Holding Corp *	2,927	31,758
Schnitzer Steel Industries Inc ‘A’	5,085	143,143
Schweitzer-Mauduit International Inc	4,614	191,296
Shiloh Industries Inc *	1,181	12,282
Smart Sand Inc *	362	2,454
Stepan Co	1,404	117,459
Tronox Ltd ‘A’	12,636	266,620
United States Lime & Minerals Inc	352	29,568
US Silica Holdings Inc	6,066	188,471
Valhi Inc	3,865	9,392
Verso Corp ‘A’ *	6,142	31,263

		7,145,551

Communications - 4.2%

1-800-Flowers.com Inc ‘A’ *	3,372	33,214
Acacia Communications Inc *	327	15,402
ADTRAN Inc	9,213	221,112
ATN International Inc	1,955	103,028
Bankrate Inc *	8,993	125,452
Beasley Broadcast Group Inc ‘A’	915	10,705
Blucora Inc *	6,478	163,893
Calix Inc *	8,518	43,016
Cars.com Inc *	13,546	360,459
Carvana Co *	2,284	33,529
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	15,125	61,256
ChannelAdvisor Corp *	498	5,727
Cincinnati Bell Inc *	7,972	158,244

	Shares	Value
Clear Channel Outdoor Holdings Inc ‘A’	6,806	$31,648
Comtech Telecommunications Corp	4,374	89,798
Consolidated Communications Holdings Inc	5,526	105,436
Daily Journal Corp *	207	45,252
DHI Group Inc *	9,049	23,527
DigitalGlobe Inc *	11,697	412,319
Entercom Communications Corp ‘A’	5,384	61,647
Finisar Corp *	11,600	257,172
Frontier Communications Corp	15,048	177,416
FTD Cos Inc *	3,193	41,637
Gannett Co Inc	21,980	197,820
General Communication Inc ‘A’ *	292	11,911
Global Eagle Entertainment Inc *	9,811	33,554
Globalstar Inc *	31,566	51,453
Gray Television Inc *	4,453	69,912
Harmonic Inc *	15,763	48,077
Hawaiian Telcom Holdco Inc *	1,177	35,098
Hemisphere Media Group Inc *	2,828	33,795
Houghton Mifflin Harcourt Co *	5,820	70,131
IDT Corp ‘B’	1,340	18,867
Infinera Corp *	27,518	244,085
Intelsat SA *	6,911	32,482
Iridium Communications Inc *	16,110	165,933
KVH Industries Inc *	3,159	37,750
Lands’ End Inc *	2,444	32,261
Leaf Group Ltd *	2,078	14,338
Limelight Networks Inc *	7,384	29,314
Liquidity Services Inc *	4,451	26,261
Lumos Networks Corp *	1,075	19,264
MDC Partners Inc ‘A’ *	7,258	79,838
Meredith Corp	7,483	415,306
MSG Networks Inc ‘A’ *	11,335	240,302
NeoPhotonics Corp *	6,067	33,733
NETGEAR Inc *	6,115	291,074
New Media Investment Group Inc	9,637	142,531
Oclaro Inc *	4,058	35,021
ORBCOMM Inc *	1,020	10,679
Overstock.com Inc *	1,546	45,916
Perficient Inc *	6,151	120,990
Preformed Line Products Co	536	36,073
QuinStreet Inc *	7,173	52,722
RealNetworks Inc *	3,767	18,082
Saga Communications Inc ‘A’	748	34,109
Salem Media Group Inc	1,928	12,725
Scholastic Corp	5,343	198,760
Sonus Networks Inc *	8,744	66,892
Spok Holdings Inc	3,882	59,589
TechTarget Inc *	2,436	29,086
Telenav Inc *	2,635	16,732
The EW Scripps Co ‘A’ *	11,022	210,630
The Meet Group Inc *	10,612	38,628
The New York Times Co ‘A’	4,528	88,749
The Rubicon Project Inc *	8,497	33,053
Time Inc	19,012	256,662
TiVo Corp	22,286	442,377
Townsquare Media Inc ‘A’ *	1,508	15,080
tronc Inc *	1,506	21,882
Value Line Inc	245	4,317
VASCO Data Security International Inc *	5,126	61,768
ViaSat Inc *	9,534	613,227
Viavi Solutions Inc *	27,236	257,653
West Corp	7,126	167,247
WideOpenWest Inc *	2,694	40,625
Windstream Holdings Inc	35,601	63,014
XO Group Inc *	1,201	23,624

		8,031,891

Consumer, Cyclical - 10.3%

Abercrombie & Fitch Co ‘A’	13,151	189,900
Acushnet Holdings Corp	4,250	75,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
AMC Entertainment Holdings Inc ‘A’	10,640	$156,408
America’s Car-Mart Inc *	901	37,054
American Axle & Manufacturing Holdings Inc *	15,907	279,645
American Eagle Outfitters Inc	30,694	438,924
Anixter International Inc *	5,513	468,605
Ascena Retail Group Inc *	31,676	77,606
At Home Group Inc *	213	4,865
AV Homes Inc *	2,208	37,867
Barnes & Noble Education Inc *	6,999	45,563
Barnes & Noble Inc	11,264	85,606
Bassett Furniture Industries Inc	1,953	73,628
Beacon Roofing Supply Inc *	2,971	152,264
Beazer Homes USA Inc *	5,855	109,723
Belmond Ltd ‘A’ * (United Kingdom)	17,102	233,442
Big 5 Sporting Goods Corp	4,254	32,543
Biglari Holdings Inc *	188	62,659
Blue Bird Corp *	581	11,969
BMC Stock Holdings Inc *	11,799	251,909
Boot Barn Holdings Inc *	2,458	21,876
Boyd Gaming Corp	1,438	37,460
Brinker International Inc	2,341	74,584
Build-A-Bear Workshop Inc *	2,540	23,241
Caesars Acquisition Co ‘A’ *	9,360	200,772
Caesars Entertainment Corp *	9,448	126,131
Caleres Inc	7,976	243,428
Callaway Golf Co	17,769	256,407
Carrols Restaurant Group Inc *	6,313	68,812
Century Casinos Inc *	3,822	31,379
Century Communities Inc *	3,306	81,658
Chico’s FAS Inc	24,454	218,863
Citi Trends Inc	2,810	55,835
Clarus Corp *	3,567	26,752
Columbia Sportswear Co	3,548	218,486
CompX International Inc	350	5,338
Conn’s Inc *	3,624	102,016
Cooper Tire & Rubber Co	10,042	375,571
Cooper-Standard Holdings Inc *	2,607	302,334
Crocs Inc *	3,865	37,490
Daktronics Inc	2,590	27,376
Dana Inc	14,156	395,802
Deckers Outdoor Corp *	5,590	382,412
Del Frisco’s Restaurant Group Inc *	3,922	57,065
Del Taco Restaurants Inc *	6,108	93,697
Delta Apparel Inc *	1,264	27,189
Denny’s Corp *	2,956	36,802
Dillard’s Inc ‘A’	2,656	148,922
DineEquity Inc	1,276	54,842
Drive Shack Inc	5,934	21,422
DSW Inc ‘A’	12,456	267,555
El Pollo Loco Holdings Inc *	3,739	45,429
Empire Resorts Inc *	270	6,035
Eros International PLC * (India)	2,480	35,464
Escalade Inc	1,780	24,208
Essendant Inc	6,920	91,136
Ethan Allen Interiors Inc	4,629	149,980
Express Inc *	14,322	96,817
EZCORP Inc ‘A’ *	9,735	92,482
Fiesta Restaurant Group Inc *	4,494	85,386
FirstCash Inc	7,370	465,415
Flexsteel Industries Inc	1,485	75,289
Fogo De Chao Inc *	1,702	21,105
Fossil Group Inc *	8,624	80,462
Foundation Building Materials Inc *	2,108	29,807
Fred’s Inc ‘A’	6,249	40,244
G-III Apparel Group Ltd *	8,223	238,631
Gaia Inc *	1,472	17,664
Genesco Inc *	3,744	99,590
Gentherm Inc *	1,453	53,979
GNC Holdings Inc ‘A’	13,010	115,008

	Shares	Value
Golden Entertainment Inc *	1,677	$40,885
Green Brick Partners Inc *	4,353	43,095
Group 1 Automotive Inc	3,784	274,189
Guess? Inc	11,310	192,609
Haverty Furniture Cos Inc	3,602	94,192
Hawaiian Holdings Inc *	925	34,734
Herman Miller Inc	1,623	58,266
Hibbett Sports Inc *	3,978	56,686
Hovnanian Enterprises Inc ‘A’ *	17,980	34,701
Huttig Building Products Inc *	1,051	7,420
Iconix Brand Group Inc *	9,482	53,953
ILG Inc	18,328	489,907
Interface Inc	1,309	28,667
International Speedway Corp ‘A’	4,434	159,624
J Alexander’s Holdings Inc *	2,376	27,562
Jack in the Box Inc	1,129	115,068
JC Penney Co Inc *	59,013	224,840
Johnson Outdoors Inc ‘A’	940	68,883
KB Home	12,469	300,752
Kimball International Inc ‘B’	986	19,493
Kirkland’s Inc *	2,778	31,753
Knoll Inc	623	12,460
La Quinta Holdings Inc *	12,101	211,767
La-Z-Boy Inc	5,069	136,356
LGI Homes Inc *	1,119	54,350
Libbey Inc	4,231	39,179
Liberty TripAdvisor Holdings Inc ‘A’ *	13,876	171,369
Lifetime Brands Inc	1,727	31,604
M/I Homes Inc *	3,797	101,494
MarineMax Inc *	1,980	32,769
Marriott Vacations Worldwide Corp	469	58,405
MDC Holdings Inc	4,687	155,655
Meritage Homes Corp *	6,873	305,161
Meritor Inc *	15,862	412,571
Miller Industries Inc	2,003	55,984
Mobile Mini Inc	8,372	288,415
Modine Manufacturing Co *	9,417	181,277
Monarch Casino & Resort Inc *	2,098	82,934
Motorcar Parts of America Inc *	3,619	106,616
Movado Group Inc	2,975	83,300
NACCO Industries Inc ‘A’	791	67,868
National CineMedia Inc	11,803	82,385
Navistar International Corp *	8,885	391,562
Nexeo Solutions Inc *	4,706	34,354
Office Depot Inc	97,223	441,392
Oxford Industries Inc	1,864	118,439
Party City Holdco Inc *	4,750	64,362
PC Connection Inc	2,261	63,738
PCM Inc *	1,084	15,176
Penn National Gaming Inc *	13,728	321,098
Perry Ellis International Inc *	2,327	55,057
PetIQ Inc *	385	10,426
PICO Holdings Inc *	3,492	58,316
Pier 1 Imports Inc	15,351	64,321
Pinnacle Entertainment Inc *	2,930	62,438
Potbelly Corp *	3,108	38,539
RCI Hospitality Holdings Inc	1,473	36,457
Reading International Inc ‘A’ *	2,197	34,537
Red Lion Hotels Corp *	2,999	25,941
Red Robin Gourmet Burgers Inc *	142	9,514
Regis Corp *	6,527	93,140
Ruby Tuesday Inc *	10,717	22,934
Rush Enterprises Inc ‘A’ *	2,968	137,389
Rush Enterprises Inc ‘B’ *	517	22,552
ScanSource Inc *	4,709	205,548
Sears Holdings Corp *	1,660	12,118
Sequential Brands Group Inc *	7,101	21,232
Shoe Carnival Inc	2,318	51,877
SkyWest Inc	9,616	422,142
Sonic Automotive Inc ‘A’	4,980	101,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Sonic Corp	3,291	$83,756
Spartan Motors Inc	2,474	27,338
Speedway Motorsports Inc	2,278	48,521
Standard Motor Products Inc	1,521	73,388
Steelcase Inc ‘A’	3,039	46,801
Superior Industries International Inc	4,569	76,074
Systemax Inc	405	10,704
Tailored Brands Inc	6,367	91,939
The Buckle Inc	5,383	90,704
The Cato Corp ‘A’	4,546	60,144
The Container Store Group Inc *	2,975	12,525
The Finish Line Inc ‘A’	7,341	88,312
The Marcus Corp	518	14,349
The New Home Co Inc *	2,335	26,059
Tilly’s Inc ‘A’	2,213	26,534
Titan International Inc	9,169	93,065
Titan Machinery Inc *	3,369	52,321
Tower International Inc	3,660	99,552
TRI Pointe Group Inc *	27,098	374,223
Triton International Ltd * (Bermuda)	8,280	275,558
Unifi Inc *	2,840	101,189
UniFirst Corp	2,886	437,229
Vera Bradley Inc *	3,552	31,293
Veritiv Corp *	2,123	68,997
Vista Outdoor Inc *	10,924	250,597
Vitamin Shoppe Inc *	4,183	22,379
VOXX International Corp *	3,544	30,301
Wabash National Corp	7,896	180,187
Wesco Aircraft Holdings Inc *	10,356	97,346
Weyco Group Inc	1,259	35,730
William Lyon Homes ‘A’ *	3,655	84,028
Winnebago Industries Inc	758	33,920
Zoe’s Kitchen Inc *	2,764	34,909
Zumiez Inc *	3,626	65,631

		19,822,300

Consumer, Non-Cyclical - 11.6%

AAC Holdings Inc *	2,277	22,611
Aaron’s Inc	11,982	522,775
Abeona Therapeutics Inc *	4,458	76,009
ABM Industries Inc	5,210	217,309
Acacia Research Corp *	7,549	34,348
Accelerate Diagnostics Inc *	319	7,162
Acceleron Pharma Inc *	1,021	38,104
ACCO Brands Corp *	20,550	244,545
Achillion Pharmaceuticals Inc *	21,593	96,953
Acorda Therapeutics Inc *	7,144	168,956
Adamas Pharmaceuticals Inc *	1,309	27,712
Adtalem Global Education Inc	11,772	422,026
Advaxis Inc *	1,121	4,686
Agenus Inc *	2,569	11,329
Aileron Therapeutics Inc *	461	6,168
Akcea Therapeutics Inc *	790	21,859
Alder Biopharmaceuticals Inc *	10,171	124,595
Alico Inc	576	19,670
Almost Family Inc *	1,760	94,512
AMAG Pharmaceuticals Inc *	6,542	120,700
American Public Education Inc *	3,114	65,550
American Renal Associates Holdings Inc *	217	3,248
Analogic Corp	2,389	200,079
AngioDynamics Inc *	7,015	119,886
Anika Therapeutics Inc *	460	26,680
Aratana Therapeutics Inc *	335	2,054
ARC Document Solutions Inc *	7,598	31,076
Ardelyx Inc *	6,070	33,992
Array BioPharma Inc *	3,875	47,662
Ascent Capital Group Inc ‘A’ *	1,928	25,141
Atara Biotherapeutics Inc *	4,675	77,371
Athenex Inc *	450	7,880
Audentes Therapeutics Inc *	225	6,302

	Shares	Value
B. Riley Financial Inc	4,069	$69,376
Bellicum Pharmaceuticals Inc *	1,618	18,688
BioCryst Pharmaceuticals Inc *	2,406	12,607
Biohaven Pharmaceutical Holding Co Ltd *	240	8,971
BioScrip Inc *	17,235	47,396
BioTime Inc *	13,908	39,499
Bluebird Bio Inc *	5,244	720,263
Bridgepoint Education Inc *	428	4,109
Cadiz Inc *	3,718	47,219
CAI International Inc *	1,522	46,147
Cal-Maine Foods Inc *	5,915	243,106
Calyxt Inc *	450	11,021
Cambium Learning Group Inc *	1,810	12,000
Capella Education Co	125	8,769
Cara Therapeutics Inc *	715	9,788
Career Education Corp *	12,913	134,166
Carriage Services Inc	1,713	43,853
Cascadian Therapeutics Inc *	6,134	25,088
CBIZ Inc *	9,643	156,699
Celldex Therapeutics Inc *	22,289	63,747
Cempra Inc *	8,309	27,004
Central Garden & Pet Co *	1,809	70,262
Central Garden & Pet Co ‘A’ *	5,860	217,933
Cerus Corp *	2,237	6,107
Chimerix Inc *	8,518	44,719
Clearside Biomedical Inc *	1,684	14,718
Collegium Pharmaceutical Inc *	3,956	41,498
Community Health Systems Inc *	18,420	141,466
Concert Pharmaceuticals Inc *	2,102	31,004
ConforMIS Inc *	4,831	17,005
CONMED Corp	5,203	273,001
Corvus Pharmaceuticals Inc *	1,522	24,261
CRA International Inc	1,619	66,460
Cross Country Healthcare Inc *	3,458	49,207
CryoLife Inc *	1,924	43,675
CSS Industries Inc	1,610	46,400
Darling Ingredients Inc *	31,094	544,767
Dean Foods Co	16,544	179,999
Dermira Inc *	1,281	34,587
Diplomat Pharmacy Inc *	9,132	189,124
Dova Pharmaceuticals Inc *	286	6,944
Dynavax Technologies Corp *	10,656	229,104
Editas Medicine Inc *	1,815	43,578
Emerald Expositions Events Inc	2,852	66,280
Emergent BioSolutions Inc *	3,247	131,341
Enanta Pharmaceuticals Inc *	2,974	139,183
Ennis Inc	4,672	91,805
Enzo Biochem Inc *	505	5,287
Epizyme Inc *	2,074	39,510
EVERTEC Inc	1,893	30,004
Exactech Inc *	1,952	64,318
Farmer Brothers Co *	1,618	53,151
Fate Therapeutics Inc *	5,295	20,968
Five Prime Therapeutics Inc *	5,195	212,527
FONAR Corp *	128	3,904
Franklin Covey Co *	400	8,120
Fresh Del Monte Produce Inc	6,115	277,988
FTI Consulting Inc *	7,497	265,994
G1 Therapeutics Inc *	438	10,902
Genocea Biosciences Inc *	739	1,079
Great Lakes Dredge & Dock Corp *	9,555	46,342
Haemonetics Corp *	1,849	82,965
Halyard Health Inc *	8,871	399,461
Heidrick & Struggles International Inc	3,316	70,133
Helen of Troy Ltd *	2,820	273,258
Heron Therapeutics Inc *	1,208	19,509
Hertz Global Holdings Inc *	10,467	234,042
HMS Holdings Corp *	2,021	40,137
Horizon Pharma PLC *	31,034	393,511
Hostess Brands Inc *	14,400	196,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Huron Consulting Group Inc *	4,130	$141,659
ICF International Inc *	3,376	182,135
ICU Medical Inc *	842	156,486
Idera Pharmaceuticals Inc *	803	1,791
Immune Design Corp *	2,713	28,080
Immunomedics Inc *	12,048	168,431
Impax Laboratories Inc *	13,936	282,901
Information Services Group Inc *	2,975	11,960
Ingles Markets Inc ‘A’	2,767	71,112
Insmed Inc *	2,082	64,979
Integer Holdings Corp *	5,880	300,762
Intellia Therapeutics Inc *	2,637	65,529
Inter Parfums Inc	1,721	70,991
Intra-Cellular Therapies Inc *	6,529	103,028
Invacare Corp	6,201	97,666
Iovance Biotherapeutics Inc *	8,973	69,541
K12 Inc *	6,553	116,906
Kala Pharmaceuticals Inc *	434	9,913
Karyopharm Therapeutics Inc *	4,824	52,968
Kelly Services Inc ‘A’	5,886	147,680
Kindred Biosciences Inc *	4,474	35,121
Kindred Healthcare Inc	16,290	110,772
Korn/Ferry International	9,695	382,274
Lannett Co Inc *	5,308	97,933
Lantheus Holdings Inc *	356	6,337
Laureate Education Inc ‘A’ *	6,918	100,657
LHC Group Inc *	182	12,907
Liberty Tax Inc	1,267	18,245
Limoneira Co	1,494	34,616
LivaNova PLC *	9,192	643,992
LSC Communications Inc	6,277	103,633
Luminex Corp	4,240	86,199
MacroGenics Inc *	4,700	86,856
Magellan Health Inc *	1,225	105,717
McGrath RentCorp	4,191	183,356
MediciNova Inc *	740	4,714
Medpace Holdings Inc *	1,358	43,320
Meridian Bioscience Inc	1,166	16,674
Merrimack Pharmaceuticals Inc	851	12,374
Mersana Therapeutics Inc *	340	5,879
MGP Ingredients Inc	301	18,250
Minerva Neurosciences Inc *	686	5,214
Miragen Therapeutics Inc *	595	5,444
Momenta Pharmaceuticals Inc *	10,597	196,044
MoneyGram International Inc *	5,168	83,256
MyoKardia Inc *	290	12,426
Myriad Genetics Inc *	12,154	439,732
NanoString Technologies Inc *	2,483	40,125
NantKwest Inc *	5,605	30,715
National HealthCare Corp	2,129	133,212
National Research Corp ‘A’	236	8,897
Natural Grocers by Vitamin Cottage Inc *	1,632	9,107
Nature’s Sunshine Products Inc	1,917	19,458
Navigant Consulting Inc *	9,025	152,703
Neff Corp ‘A’ *	157	3,925
Neos Therapeutics Inc *	111	1,016
Novavax Inc *	32,372	36,904
Novelion Therapeutics Inc * (Canada)	2,647	18,608
Nymox Pharmaceutical Corp * (Canada)	3,061	11,693
Obalon Therapeutics Inc *	581	5,537
Omega Protein Corp	4,142	68,964
OraSure Technologies Inc *	583	13,117
Orthofix International NV *	2,562	121,054
Otonomy Inc *	5,179	16,832
Owens & Minor Inc	11,551	337,289
PDL BioPharma Inc *	30,533	103,507
Pendrell Corp *	1,861	12,711
PharMerica Corp *	5,716	167,479
Phibro Animal Health Corp ‘A’	251	9,300
Portola Pharmaceuticals Inc *	753	40,685

	Shares	Value
Protagonist Therapeutics Inc *	962	$16,999
Prothena Corp PLC * (Ireland)	1,674	108,425
PTC Therapeutics Inc *	1,514	30,295
Quad/Graphics Inc	2,765	62,517
Quotient Ltd *	1,797	8,859
Recro Pharma Inc *	2,259	20,286
REGENXBIO Inc *	3,652	120,333
Rent-A-Center Inc	8,117	93,183
Resources Connection Inc	5,526	76,811
Retrophin Inc *	7,286	181,349
Revlon Inc ‘A’ *	1,481	36,359
Rockwell Medical Inc *	797	6,822
RPX Corp *	8,585	114,009
RR Donnelley & Sons Co	9,541	98,272
RTI Surgical Inc *	2,354	10,711
Sanderson Farms Inc	3,799	613,614
Sarepta Therapeutics Inc *	2,657	120,522
SciClone Pharmaceuticals Inc *	6,327	70,862
SEACOR Marine Holdings Inc *	2,975	46,529
Seneca Foods Corp ‘A’ *	1,415	48,817
ServiceSource International Inc *	4,454	15,411
Sienna Biopharmaceuticals Inc *	285	6,341
Sientra Inc *	2,551	39,285
Smart & Final Stores Inc *	4,096	32,154
Snyder’s-Lance Inc	16,285	621,110
SP Plus Corp *	2,213	87,413
SpartanNash Co	7,187	189,521
Spectrum Pharmaceuticals Inc *	14,896	209,587
Stemline Therapeutics Inc *	3,302	36,652
Sucampo Pharmaceuticals Inc ‘A’ *	818	9,652
SUPERVALU Inc *	7,358	160,036
Syndax Pharmaceuticals Inc *	116	1,357
Team Inc *	2,953	39,423
Tejon Ranch Co *	2,786	58,785
Tetraphase Pharmaceuticals Inc *	9,838	67,292
Textainer Group Holdings Ltd *	5,008	85,887
The Andersons Inc	5,184	177,552
The Chefs’ Warehouse Inc *	318	6,137
The Ensign Group Inc	3,653	82,521
The Medicines Co *	1,088	40,300
The Providence Service Corp *	371	20,064
Tivity Health Inc *	2,377	96,982
Tootsie Roll Industries Inc	978	37,164
Travelport Worldwide Ltd	18,933	297,248
Trevena Inc *	9,513	24,258
Triple-S Management Corp ‘B’ *	3,413	80,820
TrueBlue Inc *	7,302	163,930
United Natural Foods Inc *	9,649	401,302
Universal Corp	4,685	268,450
Utah Medical Products Inc	92	6,767
Vector Group Ltd	10,053	205,779
Vectrus Inc *	1,641	50,608
Viad Corp	1,557	94,821
Village Super Market Inc ‘A’	1,410	34,883
Voyager Therapeutics Inc *	2,711	55,819
Weight Watchers International Inc *	373	16,244
Weis Markets Inc	1,834	79,779
Zogenix Inc *	1,140	39,957

		22,358,871

Diversified - 0.0%

HRG Group Inc *	1,146	17,889
Wins Finance Holdings Inc * ±	238	49,980

		67,869

Energy - 6.2%

Abraxas Petroleum Corp *	1,958	3,681
Adams Resources & Energy Inc	340	14,110
Approach Resources Inc *	7,680	19,277
Arch Coal Inc ‘A’	4,055	290,906

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Archrock Inc	13,312	$167,066
Atwood Oceanics Inc *	14,219	133,516
Basic Energy Services Inc *	3,182	61,413
Bill Barrett Corp *	14,090	60,446
Bonanza Creek Energy Inc *	3,454	113,947
Bristow Group Inc	6,069	56,745
C&J Energy Services Inc *	8,787	263,346
California Resources Corp *	7,961	83,272
Callon Petroleum Co *	38,258	430,020
CARBO Ceramics Inc *	4,560	39,353
Clean Energy Fuels Corp *	25,109	62,270
Cloud Peak Energy Inc *	13,757	50,351
Contango Oil & Gas Co *	3,922	19,728
CVR Energy Inc	2,980	77,182
Delek US Holdings Inc	14,777	394,989
Denbury Resources Inc *	73,637	98,674
Diamond Offshore Drilling Inc *	12,355	179,147
Dril-Quip Inc *	7,167	316,423
Earthstone Energy Inc ‘A’ *	3,869	42,520
Eclipse Resources Corp *	15,893	39,732
Energy XXI Gulf Coast Inc *	4,615	47,719
Ensco PLC ‘A’	57,965	346,051
EP Energy Corp ‘A’ *	7,020	22,885
Era Group Inc *	3,545	39,669
Exterran Corp *	6,061	191,588
Flotek Industries Inc *	9,198	42,771
Forum Energy Technologies Inc *	13,132	208,799
Frank’s International NV	9,267	71,541
FutureFuel Corp	4,586	72,184
Gastar Exploration Inc *	18,289	16,087
Geospace Technologies Corp *	2,607	46,457
Green Plains Inc	7,550	152,132
Gulf Island Fabrication Inc	2,332	29,616
Halcon Resources Corp *	24,708	168,014
Hallador Energy Co	2,683	15,347
Helix Energy Solutions Group Inc *	26,792	197,993
Independence Contract Drilling Inc *	7,086	26,927
Jones Energy Inc ‘A’ *	8,009	15,377
Keane Group Inc *	357	5,955
Key Energy Services Inc *	1,830	24,101
Mammoth Energy Services Inc *	1,428	24,076
Matrix Service Co *	5,145	78,204
McDermott International Inc *	53,878	391,693
Midstates Petroleum Co Inc *	2,141	33,271
MRC Global Inc *	16,984	297,050
Natural Gas Services Group Inc *	2,396	68,046
Newpark Resources Inc *	15,907	159,070
Noble Corp PLC *	46,594	214,332
NOW Inc *	20,403	281,765
Oasis Petroleum Inc *	44,690	407,573
Oil States International Inc *	9,662	244,932
Pacific Ethanol Inc *	8,647	47,991
Panhandle Oil & Gas Inc ‘A’	1,240	29,512
Par Pacific Holdings Inc *	3,622	75,338
Parker Drilling Co *	24,776	27,254
Pattern Energy Group Inc	10,577	254,906
PDC Energy Inc *	12,552	615,425
Peabody Energy Corp *	11,765	341,303
Penn Virginia Corp *	297	11,874
PHI Inc *	2,007	23,602
Pioneer Energy Services Corp *	15,577	39,721
ProPetro Holding Corp *	2,001	28,714
Ramaco Resources Inc *	1,331	8,824
Ranger Energy Services Inc *	990	14,553
Renewable Energy Group Inc *	7,424	90,202
Resolute Energy Corp *	3,775	112,080
REX American Resources Corp *	1,081	101,430
Ring Energy Inc *	485	7,028
Rosehill Resources Inc *	427	3,514
Rowan Cos PLC ‘A’ *	22,138	284,473

	Shares	Value
SandRidge Energy Inc *	6,776	$136,130
SEACOR Holdings Inc *	3,093	142,618
SemGroup Corp ‘A’	12,631	363,141
SilverBow Resources Inc *	1,040	25,532
SRC Energy Inc *	33,862	327,446
Stone Energy Corp *	3,586	104,209
SunCoke Energy Inc *	12,384	113,190
Sunrun Inc *	15,892	88,201
Superior Energy Services Inc *	28,924	308,908
TerraForm Global Inc ‘A’ *	17,132	81,377
TerraForm Power Inc ‘A’ *	15,509	205,029
Tesco Corp *	9,179	50,026
TETRA Technologies Inc *	21,267	60,824
Thermon Group Holdings Inc *	5,946	106,969
Trecora Resources *	3,629	48,266
Ultra Petroleum Corp *	33,766	292,751
Unit Corp *	9,900	203,742
Vivint Solar Inc *	5,555	18,887
W&T Offshore Inc *	16,457	50,194
Warrior Met Coal Inc	3,291	77,569
Westmoreland Coal Co *	2,505	6,388
WildHorse Resource Development Corp *	4,223	56,250
Willbros Group Inc *	7,447	23,979

		11,968,709

Financial - 40.9%

1st Source Corp	3,077	156,312
Acadia Realty Trust REIT	15,473	442,837
Access National Corp	2,602	74,573
ACNB Corp	1,019	28,226
AG Mortgage Investment Trust Inc REIT	5,428	104,435
Agree Realty Corp REIT	5,242	257,277
Aircastle Ltd	9,160	204,176
Alexander & Baldwin Inc	8,882	411,503
Alexander’s Inc REIT	21	8,906
Allegiance Bancshares Inc *	624	22,963
Altisource Residential Corp REIT	9,346	103,834
Ambac Financial Group Inc *	6,786	117,126
American Assets Trust Inc REIT	4,869	193,640
American Equity Investment Life Holding Co	15,124	439,806
American National Bankshares Inc	1,486	61,223
Ameris Bancorp	1,723	82,704
AMERISAFE Inc	3,530	205,446
Ames National Corp	1,579	47,133
AmTrust Financial Services Inc	16,415	220,946
Anworth Mortgage Asset Corp REIT	18,455	110,915
Apollo Commercial Real Estate Finance Inc REIT	20,030	362,743
Ares Commercial Real Estate Corp REIT	5,559	73,990
Argo Group International Holdings Ltd	5,523	339,664
Arlington Asset Investment Corp ‘A’	4,098	52,168
Armada Hoffler Properties Inc REIT	1,050	14,501
ARMOUR Residential REIT Inc	7,529	202,530
Arrow Financial Corp	2,221	76,280
ASB Bancorp Inc *	494	22,279
Ashford Hospitality Prime Inc REIT	5,450	51,775
Ashford Hospitality Trust Inc REIT	14,998	100,037
Associated Capital Group Inc ‘A’	1,056	37,699
Astoria Financial Corp	17,576	377,884
Atlantic Capital Bancshares Inc *	3,133	56,864
Atlas Financial Holdings Inc *	1,077	20,355
Baldwin & Lyons Inc ‘B’	1,831	41,289
Banc of California Inc	8,187	169,880
BancFirst Corp	3,190	181,033
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	5,801	170,781
BancorpSouth Inc	16,322	523,120
Bank Mutual Corp	7,938	80,571
Bank of Commerce Holdings	2,692	30,958
Bank of Marin Bancorp	1,158	79,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
BankFinancial Corp	2,762	$43,888
Bankwell Financial Group Inc	1,012	37,383
Banner Corp	6,257	383,429
Bar Harbor Bankshares	2,797	87,714
BCB Bancorp Inc	1,855	25,877
Bear State Financial Inc	3,817	39,162
Beneficial Bancorp Inc	13,192	218,987
Berkshire Hills Bancorp Inc	7,592	294,190
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,207	19,855
Blue Hills Bancorp Inc	2,293	44,026
Bluerock Residential Growth REIT Inc	4,365	48,277
BofI Holding Inc *	6,672	189,952
Boston Private Financial Holdings Inc	15,918	263,443
Bridge Bancorp Inc	3,517	119,402
Brookline Bancorp Inc	14,427	223,618
Bryn Mawr Bank Corp	3,225	141,255
BSB Bancorp Inc *	1,223	36,629
Byline Bancorp Inc *	1,186	25,214
C&F Financial Corp	688	37,840
Cadence BanCorp *	1,597	36,603
California First National Bancorp	356	6,444
Camden National Corp	2,945	128,520
Capital Bank Financial Corp ‘A’	5,531	227,048
Capital City Bank Group Inc	2,185	52,462
Capitol Federal Financial Inc	24,320	357,504
Capstar Financial Holdings Inc *	1,100	21,538
Capstead Mortgage Corp REIT	17,194	165,922
CareTrust REIT Inc	1,199	22,829
Carolina Financial Corp	781	28,022
CatchMark Timber Trust Inc ‘A’ REIT	7,632	96,240
Cathay General Bancorp	14,452	580,970
CBL & Associates Properties Inc REIT	31,051	260,518
Cedar Realty Trust Inc REIT	15,327	86,138
CenterState Bank Corp	10,250	274,700
Central Pacific Financial Corp	4,635	149,154
Central Valley Community Bancorp	1,766	39,382
Century Bancorp Inc ‘A’	592	47,419
Charter Financial Corp	1,807	33,484
Chatham Lodging Trust REIT	7,446	158,749
Chemical Financial Corp	13,446	702,688
Chemung Financial Corp	528	24,869
Cherry Hill Mortgage Investment Corp REIT	2,622	47,458
Chesapeake Lodging Trust REIT	11,192	301,848
Citizens & Northern Corp	2,325	57,102
Citizens Inc *	8,781	64,540
City Holding Co	2,892	207,964
City Office REIT Inc	4,705	64,788
Civista Bancshares Inc	1,748	39,050
Clifton Bancorp Inc	3,710	62,031
Clipper Realty Inc REIT	2,748	29,431
CNB Financial Corp	2,903	79,310
CNO Financial Group Inc	31,460	734,276
CoBiz Financial Inc	6,556	128,760
Codorus Valley Bancorp Inc	1,614	49,566
Columbia Banking System Inc	11,051	465,358
Commerce Union Bancshares Inc	1,224	28,372
Community Bank System Inc	9,301	513,880
Community Bankers Trust Corp *	3,750	34,500
Community Healthcare Trust Inc REIT	2,722	73,385
Community Trust Bancorp Inc	2,860	132,990
ConnectOne Bancorp Inc	4,047	99,556
Consolidated-Tomoka Land Co	103	6,187
CorEnergy Infrastructure Trust Inc REIT	2,271	80,280
County Bancorp Inc	813	24,431
Cousins Properties Inc REIT	79,099	738,785
Cowen Inc *	4,660	82,948
Crawford & Co ‘B’	700	8,372
CU Bancorp *	2,806	108,803
Customers Bancorp Inc *	5,443	177,551

	Shares	Value
CVB Financial Corp	19,652	$474,989
CYS Investments Inc REIT	29,457	254,508
DiamondRock Hospitality Co REIT	37,984	415,925
Dime Community Bancshares Inc	6,024	129,516
DNB Financial Corp	532	18,726
Donegal Group Inc ‘A’	1,971	31,792
Dynex Capital Inc REIT	9,704	70,548
Eagle Bancorp Inc *	1,137	76,236
Easterly Government Properties Inc REIT	7,248	149,816
Education Realty Trust Inc REIT	13,900	499,427
eHealth Inc *	290	6,928
Elevate Credit Inc *	2,490	15,214
Ellington Residential Mortgage REIT	2,101	30,507
EMC Insurance Group Inc	1,799	50,642
Employers Holdings Inc	6,085	276,563
Encore Capital Group Inc *	4,233	187,522
Enova International Inc *	4,236	56,974
Enstar Group Ltd * (Bermuda)	2,134	474,495
Entegra Financial Corp *	1,178	29,391
Enterprise Bancorp Inc	1,719	62,417
Enterprise Financial Services Corp	4,288	181,597
Equity Bancshares Inc ‘A’ *	1,294	46,041
ESSA Bancorp Inc	1,793	28,150
Evans Bancorp Inc	835	36,072
Farmers & Merchants Bancorp Inc	1,692	61,673
Farmers Capital Bank Corp	1,438	60,468
Farmers National Banc Corp	4,569	68,763
Farmland Partners Inc REIT	6,215	56,184
FB Financial Corp *	1,265	47,716
FBL Financial Group Inc ‘A’	1,991	148,330
FCB Financial Holdings Inc ‘A’ *	6,688	323,030
Federal Agricultural Mortgage Corp ‘C’	1,719	125,040
Federated National Holding Co	2,279	35,575
Fidelity & Guaranty Life	2,344	72,781
Fidelity Southern Corp	4,022	95,080
Fifth Street Asset Management Inc	1,076	4,196
Financial Institutions Inc	2,828	81,446
First Bancorp NC	4,682	161,108
First BanCorp PR *	36,832	188,580
First Bancorp Inc	2,028	61,469
First Busey Corp	7,229	226,701
First Business Financial Services Inc	1,477	33,602
First Citizens BancShares Inc ‘A’	1,403	524,568
First Commonwealth Financial Corp	18,422	260,303
First Community Bancshares Inc	3,049	88,756
First Connecticut Bancorp Inc	2,181	58,342
First Defiance Financial Corp	1,856	97,421
First Financial Bancorp	11,734	306,844
First Financial Bankshares Inc	4,232	191,286
First Financial Corp	1,943	92,487
First Financial Northwest Inc	1,384	23,514
First Foundation Inc *	3,768	67,410
First Guaranty Bancshares Inc	679	18,292
First Industrial Realty Trust Inc REIT	17,434	524,589
First Internet Bancorp	1,102	35,595
First Interstate BancSystem Inc ‘A’	4,969	190,064
First Merchants Corp	7,775	333,781
First Mid-Illinois Bancshares Inc	1,887	72,461
First Midwest Bancorp Inc	19,390	454,114
First Northwest Bancorp *	2,011	34,388
First Potomac Realty Trust REIT	10,880	121,203
Flagstar Bancorp Inc *	4,074	144,546
Flushing Financial Corp	5,173	153,742
FNB Bancorp	914	31,003
FNFV Group *	11,640	199,626
Forestar Group Inc *	5,809	99,915
Four Corners Property Trust Inc REIT	3,620	90,210
Franklin Financial Network Inc *	1,621	57,789
Franklin Street Properties Corp REIT	19,993	212,326
FRP Holdings Inc *	1,290	58,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Fulton Financial Corp	32,494	$609,262
GAIN Capital Holdings Inc	6,904	44,117
GAMCO Investors Inc ‘A’	757	22,528
Genworth Financial Inc ‘A’ *	88,165	339,435
German American Bancorp Inc	4,056	154,250
Getty Realty Corp REIT	5,891	168,542
Glacier Bancorp Inc	12,442	469,810
Gladstone Commercial Corp REIT	5,315	118,365
Global Indemnity Ltd * (Cayman)	1,658	70,299
Global Medical REIT Inc	2,953	26,518
Global Net Lease Inc REIT	12,936	283,169
Government Properties Income Trust REIT	11,743	220,416
Gramercy Property Trust REIT	24,441	739,340
Granite Point Mortgage Trust Inc REIT	1,996	37,385
Great Ajax Corp REIT	3,107	43,778
Great Southern Bancorp Inc	2,090	116,309
Great Western Bancorp Inc	11,245	464,194
Green Bancorp Inc *	3,124	73,883
Greene County Bancorp Inc	134	4,027
Greenhill & Co Inc	5,294	87,880
Greenlight Capital Re Ltd ‘A’ *	5,759	124,682
Griffin Industrial Realty Inc	167	6,070
Guaranty Bancorp	3,671	102,054
Hallmark Financial Services Inc *	2,590	30,070
Hamilton Lane Inc ‘A’	982	26,367
Hancock Holding Co	15,965	773,504
Hanmi Financial Corp	6,043	187,031
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	9,447	230,223
HarborOne Bancorp Inc *	1,229	23,117
HCI Group Inc	689	26,354
Healthcare Realty Trust Inc REIT	23,136	748,218
Heartland Financial USA Inc	4,678	231,093
Heritage Commerce Corp	6,087	86,618
Heritage Financial Corp	5,626	165,967
Heritage Insurance Holdings Inc	4,525	59,775
Hersha Hospitality Trust REIT	7,577	141,463
Hilltop Holdings Inc	13,856	360,256
Hingham Institution for Savings	122	23,213
Home Bancorp Inc	1,058	44,246
Home BancShares Inc	5,597	141,152
HomeStreet Inc *	4,762	128,574
HomeTrust Bancshares Inc *	3,059	78,463
Hope Bancorp Inc	24,689	437,242
Horace Mann Educators Corp	7,882	310,157
Horizon Bancorp	4,115	120,035
Howard Bancorp Inc *	1,253	26,188
IBERIABANK Corp	9,579	786,915
Impac Mortgage Holdings Inc *	1,852	24,187
Independence Holding Co	1,384	34,946
Independence Realty Trust Inc REIT	13,386	136,136
Independent Bank Corp MA	5,057	377,505
Independent Bank Corp MI	3,951	89,490
Independent Bank Group Inc	3,373	203,392
Infinity Property & Casualty Corp	1,781	167,770
InfraREIT Inc	8,238	184,284
International Bancshares Corp	10,359	415,396
INTL. FCStone Inc *	2,960	113,427
Invesco Mortgage Capital Inc REIT	21,489	368,107
Investar Holding Corp	1,010	24,341
Investment Technology Group Inc	5,142	113,844
Investors Bancorp Inc	48,981	668,101
Investors Real Estate Trust REIT	22,876	139,772
Investors Title Co	69	12,356
iStar Inc REIT *	13,304	156,987
James River Group Holdings Ltd	4,303	178,488
Jernigan Capital Inc REIT	2,595	53,327
Kearny Financial Corp	16,142	247,780
Kemper Corp	7,498	397,394
Kennedy-Wilson Holdings Inc	7,558	140,201

	Shares	Value
Kingstone Cos Inc	1,805	$29,422
Kite Realty Group Trust REIT	14,548	294,597
KKR Real Estate Finance Trust Inc	2,059	43,321
Ladder Capital Corp REIT	14,754	203,310
Ladenburg Thalmann Financial Services Inc	18,047	51,975
Lakeland Bancorp Inc	8,580	175,032
Lakeland Financial Corp	3,849	187,523
LaSalle Hotel Properties REIT	21,559	625,642
LCNB Corp	1,663	34,840
LegacyTexas Financial Group Inc	5,101	203,632
LendingClub Corp *	5,147	31,345
Lexington Realty Trust REIT	41,203	421,095
LTC Properties Inc REIT	4,470	210,001
Macatawa Bank Corp	5,155	52,890
Mack-Cali Realty Corp REIT	17,252	409,045
Maiden Holdings Ltd	10,128	80,518
MainSource Financial Group Inc	4,721	169,295
Malvern Bancorp Inc *	1,156	30,923
Marlin Business Services Corp	1,066	30,648
MB Financial Inc	14,077	633,747
MBIA Inc *	23,596	205,285
MBT Financial Corp	3,092	33,857
MedEquities Realty Trust Inc REIT	4,113	48,328
Medley Management Inc ‘A’	735	4,520
Mercantile Bank Corp	3,117	108,783
Meridian Bancorp Inc	7,663	142,915
Meta Financial Group Inc	1,569	123,010
MGIC Investment Corp *	70,138	878,829
Middlefield Banc Corp	481	22,174
Midland States Bancorp Inc	2,820	89,338
MidSouth Bancorp Inc	2,764	33,306
MidWestOne Financial Group Inc	2,056	69,411
Monmouth Real Estate Investment Corp REIT	11,163	180,729
MTGE Investment Corp REIT	8,769	170,119
MutualFirst Financial Inc	1,159	44,564
National Bank Holdings Corp ‘A’	3,134	111,852
National Bankshares Inc	1,333	59,918
National Commerce Corp *	1,215	52,002
National General Holdings Corp	3,688	70,478
National Health Investors Inc REIT	4,104	317,198
National Storage Affiliates Trust REIT	7,682	186,212
National Western Life Group Inc ‘A’	456	159,144
Nationstar Mortgage Holdings Inc *	5,781	107,353
NBT Bancorp Inc	8,131	298,570
Nelnet Inc ‘A’	3,846	194,223
New Senior Investment Group Inc REIT	15,529	142,090
New York Mortgage Trust Inc REIT	21,944	134,956
NewStar Financial Inc	5,193	60,966
NexPoint Residential Trust Inc REIT	3,169	75,200
NI Holdings Inc *	2,022	36,194
Nicolet Bankshares Inc *	1,642	94,464
NMI Holdings Inc ‘A’ *	9,440	117,056
Northfield Bancorp Inc	7,245	125,701
Northrim BanCorp Inc	1,375	48,056
NorthStar Realty Europe Corp REIT	10,453	133,903
Northwest Bancshares Inc	18,123	312,984
Norwood Financial Corp	1,054	32,168
OceanFirst Financial Corp	5,866	161,256
Oconee Federal Financial Corp	173	4,851
Ocwen Financial Corp *	19,824	68,195
OFG Bancorp	8,502	77,793
Ohio Valley Banc Corp	719	26,172
Old Line Bancshares Inc	1,462	40,936
Old National Bancorp	25,521	467,034
Old Point Financial Corp	604	19,570
Old Second Bancorp Inc	5,707	76,759
On Deck Capital Inc *	9,993	46,667
One Liberty Properties Inc REIT	2,784	67,818
Oppenheimer Holdings Inc ‘A’	1,831	31,768

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Opus Bank *	1,319	$31,656
Orchid Island Capital Inc REIT	8,305	84,628
Oritani Financial Corp	7,714	129,595
Orrstown Financial Services Inc	1,488	37,051
Owens Realty Mortgage Inc REIT	1,739	31,667
Pacific Continental Corp	1,938	52,229
Pacific Mercantile Bancorp *	2,649	24,238
Pacific Premier Bancorp Inc *	4,890	184,598
Paragon Commercial Corp *	677	38,223
Park National Corp	2,550	275,374
Park Sterling Corp	6,578	81,699
Parke Bancorp Inc	987	21,911
Parkway Inc REIT	8,109	186,750
PCSB Financial Corp *	3,372	63,596
Peapack Gladstone Financial Corp	3,280	110,667
Pebblebrook Hotel Trust REIT	13,101	473,470
Penns Woods Bancorp Inc	937	43,542
Pennsylvania REIT	13,162	138,069
PennyMac Financial Services Inc ‘A’ *	727	12,941
PennyMac Mortgage Investment Trust REIT	11,728	203,950
People’s Utah Bancorp	2,122	68,859
Peoples Bancorp Inc	3,181	106,850
Peoples Bancorp of North Carolina Inc	736	26,216
Peoples Financial Services Corp	1,287	61,519
PHH Corp *	10,268	143,033
Physicians Realty Trust REIT	15,577	276,180
Piper Jaffray Cos	2,643	156,862
PJT Partners Inc ‘A’	3,395	130,062
PRA Group Inc *	3,640	104,286
Preferred Apartment Communities Inc ‘A’ REIT	6,326	119,435
Premier Financial Bancorp Inc	1,891	41,205
Provident Bancorp Inc *	685	15,858
Provident Financial Holdings Inc	1,150	22,540
Provident Financial Services Inc	11,758	313,586
Prudential Bancorp Inc	1,433	26,553
Pzena Investment Management Inc ‘A’	1,026	11,173
QCR Holdings Inc	2,351	106,971
Quality Care Properties Inc REIT *	18,066	280,023
R1 RCM Inc *	2,065	7,661
Radian Group Inc	41,038	767,000
RAIT Financial Trust REIT	15,715	11,472
Ramco-Gershenson Properties Trust REIT	15,076	196,139
RBB Bancorp *	756	17,305
RE/MAX Holdings Inc ‘A’	3,397	215,879
Redfin Corp *	1,444	36,230
Redwood Trust Inc REIT	14,579	237,492
Regional Management Corp *	1,759	42,585
Renasant Corp	8,209	352,166
Republic Bancorp Inc ‘A’	1,892	73,580
Republic First Bancorp Inc *	6,911	63,927
Resource Capital Corp REIT	5,658	60,993
Retail Opportunity Investments Corp REIT	18,279	347,484
Rexford Industrial Realty Inc REIT	7,939	227,214
Riverview Bancorp Inc	4,166	34,994
RLI Corp	1,180	67,685
RLJ Lodging Trust REIT	32,150	707,300
S&T Bancorp Inc	6,548	259,170
Sabra Health Care REIT Inc	27,433	601,880
Safeguard Scientifics Inc *	4,093	54,642
Safety Income & Growth Inc REIT	1,600	29,824
Safety Insurance Group Inc	2,501	190,826
Sandy Spring Bancorp Inc	4,507	186,770
Saul Centers Inc REIT	229	14,177
Seacoast Banking Corp of Florida *	8,135	194,345
Select Income REIT	12,221	286,216
Selective Insurance Group Inc	10,907	587,342
Seritage Growth Properties ‘A’ REIT	4,732	218,003
Shore Bancshares Inc	2,185	36,380
SI Financial Group Inc	1,944	29,063

	Shares	Value
Sierra Bancorp	2,232	$60,599
Simmons First National Corp ‘A’	5,906	341,957
SmartFinancial Inc *	1,276	30,701
South State Corp	5,473	492,844
Southern First Bancshares Inc *	1,177	42,784
Southern Missouri Bancorp Inc	1,223	44,627
Southern National Bancorp of Virginia Inc	4,155	70,593
Southside Bancshares Inc	5,150	187,254
Southwest Bancorp Inc	3,290	90,640
STAG Industrial Inc REIT	17,608	483,692
Starwood Waypoint Homes REIT	24,175	879,245
State Auto Financial Corp	3,043	79,818
State Bank Financial Corp	7,179	205,678
State National Cos Inc	544	11,419
Sterling Bancorp	24,967	615,437
Stewart Information Services Corp	3,831	144,659
Stifel Financial Corp	12,638	675,627
Stock Yards Bancorp Inc	4,173	158,574
Stratus Properties Inc	1,099	33,300
Summit Financial Group Inc	1,978	50,755
Summit Hotel Properties Inc REIT	19,722	315,355
Sun Bancorp Inc	1,908	47,414
Sunshine Bancorp Inc *	1,161	26,982
Sunstone Hotel Investors Inc REIT	42,695	686,109
Sutherland Asset Management Corp REIT	3,685	57,855
Terreno Realty Corp REIT	7,147	258,578
Territorial Bancorp Inc	1,516	47,860
Texas Capital Bancshares Inc *	2,226	190,991
The Bancorp Inc *	9,349	77,316
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,839	104,021
The Community Financial Corp	688	24,335
The First Bancshares Inc	1,524	45,949
The First of Long Island Corp	3,496	106,453
The GEO Group Inc REIT	18,072	486,137
The Navigators Group Inc	3,890	226,981
The St Joe Co *	9,042	170,442
Third Point Reinsurance Ltd * (Bermuda)	7,427	115,861
Tier REIT Inc	9,005	173,797
Timberland Bancorp Inc	1,133	35,508
Tiptree Inc	5,206	32,538
Tompkins Financial Corp	2,619	225,601
Towne Bank	10,741	359,823
TPG RE Finance Trust Inc REIT *	2,217	43,830
Transcontinental Realty Investors Inc *	217	5,902
TriCo Bancshares	3,909	159,292
TriState Capital Holdings Inc *	2,970	68,013
Triumph Bancorp Inc *	3,363	108,457
TrustCo Bank Corp	17,449	155,296
Trustmark Corp	12,764	422,744
Two River Bancorp	1,242	24,616
UMB Financial Corp	8,577	638,901
UMH Properties Inc REIT	1,154	17,945
Umpqua Holdings Corp	42,030	820,005
Union Bankshares Corp	8,222	290,237
United Bankshares Inc	18,967	704,624
United Community Banks Inc	13,443	383,663
United Community Financial Corp	9,007	86,467
United Financial Bancorp Inc	9,523	174,176
United Fire Group Inc	3,715	170,221
United Insurance Holdings Corp	946	15,420
United Security Bancshares	2,238	21,261
Unity Bancorp Inc	1,308	25,898
Universal Insurance Holdings Inc	1,608	36,984
Univest Corp of Pennsylvania	4,987	159,584
Urstadt Biddle Properties Inc ‘A’ REIT	5,717	124,059
Valley National Bancorp	49,013	590,607
Veritex Holdings Inc *	2,153	58,045
Virtus Investment Partners Inc	1,135	131,717
Waddell & Reed Financial Inc ‘A’	12,405	248,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Walker & Dunlop Inc *	751	$39,300
Washington Federal Inc	16,767	564,210
Washington Prime Group Inc REIT	35,348	294,449
Washington REIT	9,323	305,421
Washington Trust Bancorp Inc	2,897	165,853
WashingtonFirst Bankshares Inc	1,939	69,009
Waterstone Financial Inc	4,340	84,630
WesBanco Inc	8,017	328,857
West Bancorporation Inc	2,325	56,730
Westamerica Bancorporation	4,849	288,709
Western Asset Mortgage Capital Corp REIT	8,150	85,331
Western New England Bancorp Inc	4,650	50,685
Whitestone REIT	7,067	92,224
Wintrust Financial Corp	10,500	822,255
WMIH Corp *	36,428	34,607
World Acceptance Corp *	1,111	92,091
WSFS Financial Corp	4,223	205,871
Xenia Hotels & Resorts Inc REIT	20,476	431,020
Xenith Bankshares Inc *	908	29,510

		79,011,130

Industrial - 11.4%

AAR Corp	6,077	229,589
Actuant Corp ‘A’	5,510	141,056
Advanced Emissions Solutions Inc	543	5,957
Aegion Corp *	6,202	144,383
Aerovironment Inc *	3,982	215,506
Alamo Group Inc	242	25,984
Albany International Corp ‘A’	1,129	64,805
American Railcar Industries Inc	1,412	54,503
Ampco-Pittsburgh Corp	1,486	25,856
AquaVenture Holdings Ltd *	2,079	28,066
ArcBest Corp	4,286	143,367
Ardmore Shipping Corp * (Ireland)	2,796	23,067
Armstrong Flooring Inc *	4,299	67,709
Astec Industries Inc	2,060	115,381
Atlas Air Worldwide Holdings Inc *	4,396	289,257
AVX Corp	8,770	159,877
Babcock & Wilcox Enterprises Inc *	9,051	30,140
Barnes Group Inc	8,212	578,453
Bel Fuse Inc ‘B’	1,333	41,590
Belden Inc	7,973	642,066
Benchmark Electronics Inc *	9,469	323,366
Boise Cascade Co *	5,946	207,515
Brady Corp ‘A’	1,925	73,054
Briggs & Stratton Corp	7,990	187,765
Caesarstone Ltd * (Israel)	1,517	45,207
Casella Waste Systems Inc ‘A’ *	6,060	113,928
CECO Environmental Corp	5,973	50,532
Chart Industries Inc *	5,857	229,770
Chicago Bridge & Iron Co NV	19,210	322,728
CIRCOR International Inc	1,574	85,673
Columbus McKinnon Corp	4,134	156,555
Control4 Corp *	460	13,552
Core Molding Technologies Inc	1,330	29,180
Costamare Inc (Monaco)	9,704	59,971
Covenant Transportation Group Inc ‘A’ *	2,155	62,452
Cree Inc *	18,478	520,895
CTS Corp	6,075	146,407
Cubic Corp	4,806	245,106
Curtiss-Wright Corp	2,118	221,416
CyberOptics Corp *	589	9,571
Daseke Inc *	426	5,559
DHT Holdings Inc	16,769	66,741
Dorian LPG Ltd *	3,440	23,461
Ducommun Inc *	2,080	66,664
DXP Enterprises Inc *	658	20,720
Eagle Bulk Shipping Inc *	6,840	30,985
Echo Global Logistics Inc *	5,240	98,774
Electro Scientific Industries Inc *	6,176	85,970

	Shares	Value
EMCOR Group Inc	2,769	$192,113
Encore Wire Corp	3,888	174,085
ESCO Technologies Inc	4,835	289,858
Esterline Technologies Corp *	4,959	447,054
FARO Technologies Inc *	2,383	91,150
Federal Signal Corp	8,533	181,582
Fitbit Inc ‘A’ *	33,430	232,673
Franklin Electric Co Inc	480	21,528
FreightCar America Inc	2,203	43,091
Frontline Ltd (Norway)	14,750	89,090
GasLog Ltd (Monaco)	7,725	134,801
GATX Corp	7,351	452,528
Genco Shipping & Trading Ltd *	1,247	14,453
Gencor Industries Inc *	1,662	29,334
Gener8 Maritime Inc *	8,649	39,007
General Cable Corp	556	10,481
Gibraltar Industries Inc *	6,064	188,894
Global Brass & Copper Holdings Inc	245	8,281
Golar LNG Ltd (NOTC) (Bermuda)	18,189	411,253
GP Strategies Corp *	252	7,774
Graham Corp	1,754	36,536
Granite Construction Inc	1,642	95,154
Greif Inc ‘A’	682	39,924
Greif Inc ‘B’	134	8,609
Griffon Corp	845	18,759
Handy & Harman Ltd *	199	6,477
Hardinge Inc	2,028	30,968
Haynes International Inc	2,261	81,192
Heartland Express Inc	348	8,728
Heritage-Crystal Clean Inc *	1,128	24,534
Hill International Inc *	698	3,315
Hub Group Inc ‘A’ *	6,184	265,603
Hurco Cos Inc	1,128	46,925
Hyster-Yale Materials Handling Inc	305	23,314
IES Holdings Inc *	1,562	27,023
II-VI Inc *	8,137	334,838
Insteel Industries Inc	332	8,668
International Seaways Inc *	5,642	111,147
Kaman Corp	4,792	267,298
KBR Inc	23,696	423,684
Kimball Electronics Inc *	5,003	108,315
KLX Inc *	9,802	518,820
Knowles Corp *	16,723	255,360
Kratos Defense & Security Solutions Inc *	8,546	111,782
Lawson Products Inc *	250	6,300
Layne Christensen Co *	3,237	40,624
LB Foster Co ‘A’ *	1,430	32,532
Louisiana-Pacific Corp *	1,791	48,500
LSB Industries Inc *	3,830	30,410
LSI Industries Inc	4,455	29,448
Marten Transport Ltd	7,340	150,837
Matson Inc	4,264	120,159
Milacron Holdings Corp *	1,364	22,997
Mistras Group Inc *	2,841	58,240
Moog Inc ‘A’ *	5,469	456,279
Mueller Water Products Inc ‘A’	11,626	148,813
MYR Group Inc *	1,618	47,148
National Presto Industries Inc	844	89,844
Navios Maritime Acquisition Corp	17,117	20,883
Navios Maritime Holdings Inc * (Monaco)	15,625	26,094
NL Industries Inc *	1,540	14,091
Nordic American Tankers Ltd	19,106	102,026
Northwest Pipe Co *	1,927	36,652
NV5 Global Inc *	346	18,909
NVE Corp	92	7,265
Olympic Steel Inc	1,673	36,806
Orion Group Holdings Inc *	2,572	16,872
Overseas Shipholding Group Inc ‘A’ *	9,281	24,409
Park Electrochemical Corp	3,513	64,990
Park-Ohio Holdings Corp	1,716	78,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Plexus Corp *	6,363	$356,837
Powell Industries Inc	1,765	52,932
Quanex Building Products Corp	6,093	139,834
Revolution Lighting Technologies Inc *	1,864	12,116
Rexnord Corp *	19,740	501,593
Roadrunner Transportation Systems Inc *	5,678	54,111
Safe Bulkers Inc * (Greece)	9,971	27,321
Saia Inc *	2,681	167,965
Sanmina Corp *	14,173	526,527
Schneider National Inc ‘B’	425	10,752
Scorpio Bulkers Inc *	11,485	80,969
Scorpio Tankers Inc (Monaco)	40,491	138,884
Ship Finance International Ltd (Norway)	11,638	168,751
Simpson Manufacturing Co Inc	6,650	326,116
Sparton Corp *	1,827	42,405
SPX FLOW Inc *	5,853	225,692
Standex International Corp	495	52,569
Sterling Construction Co Inc *	3,864	58,849
Stoneridge Inc *	4,963	98,317
SunPower Corp *	11,025	80,372
SYNNEX Corp	4,353	550,698
Tech Data Corp *	6,115	543,318
Teekay Corp (Bermuda)	10,077	89,988
Teekay Tankers Ltd ‘A’ (Bermuda)	24,263	39,306
Tennant Co	213	14,101
Tetra Tech Inc	700	32,585
The Eastern Co	974	27,954
The Gorman-Rupp Co	3,255	106,015
The Greenbrier Cos Inc	5,249	252,739
The Manitowoc Co Inc *	24,178	217,602
TimkenSteel Corp *	7,577	125,020
TopBuild Corp *	2,839	185,018
Tredegar Corp	5,024	90,432
TriMas Corp *	8,667	234,009
Trinseo SA	2,507	168,220
Triumph Group Inc	9,271	275,812
TTM Technologies Inc *	13,830	212,567
Tutor Perini Corp *	6,097	173,155
Twin Disc Inc *	1,456	27,096
UFP Technologies Inc *	1,106	31,079
Universal Forest Products Inc	422	41,423
Universal Logistics Holdings Inc	515	10,532
Vicor Corp *	283	6,679
Vishay Intertechnology Inc	25,409	477,689
Vishay Precision Group Inc *	1,863	45,457
VSE Corp	1,658	94,274
Watts Water Technologies Inc ‘A’	2,246	155,423
Werner Enterprises Inc	8,955	327,305
Willis Lease Finance Corp *	598	14,705
Worthington Industries Inc	714	32,844
YRC Worldwide Inc *	4,999	68,986
ZAGG Inc *	1,532	24,129

		21,994,582

Technology - 3.9%

Actua Corp *	5,645	86,369
Acxiom Corp *	7,209	177,630
Agilysys Inc *	2,567	30,676
Allscripts Healthcare Solutions Inc *	34,465	490,437
Alpha & Omega Semiconductor Ltd *	3,204	52,834
Ambarella Inc *	3,550	173,986
American Software Inc ‘A’	2,162	24,560
Amkor Technology Inc *	18,325	193,329
Avid Technology Inc *	2,327	10,565
AXT Inc *	6,788	62,110
Bazaarvoice Inc *	16,100	79,695
Bottomline Technologies de Inc *	813	25,878
CACI International Inc ‘A’ *	4,612	642,682
Cogint Inc *	3,978	19,492
Cohu Inc	4,340	103,466

	Shares	Value
Computer Programs & Systems Inc	1,062	$31,382
Convergys Corp	17,812	461,153
Cray Inc *	7,688	149,532
CSG Systems International Inc	1,068	42,827
Digi International Inc *	4,713	49,958
Digimarc Corp *	158	5,783
Diodes Inc *	5,396	161,502
DMC Global Inc	2,793	47,202
Donnelley Financial Solutions Inc *	575	12,397
DSP Group Inc *	4,273	55,549
Eastman Kodak Co *	584	4,292
EMCORE Corp *	2,797	22,935
Engility Holdings Inc *	3,497	121,276
Evolent Health Inc ‘A’ *	7,619	135,618
Glu Mobile Inc *	19,008	71,470
GSI Technology Inc *	2,503	18,197
InnerWorkings Inc *	629	7,076
Insight Enterprises Inc *	4,151	190,614
IXYS Corp *	4,899	116,106
Kopin Corp *	1,013	4,224
ManTech International Corp ‘A’	4,922	217,306
Maxwell Technologies Inc *	6,499	33,340
Mercury Systems Inc *	668	34,656
MicroStrategy Inc ‘A’ *	780	99,614
Monotype Imaging Holdings Inc	4,029	77,558
MTS Systems Corp	3,219	172,056
Nanometrics Inc *	853	24,566
NantHealth Inc *	3,268	13,464
NetScout Systems Inc *	16,391	530,249
Park City Group Inc *	89	1,081
PDF Solutions Inc *	349	5,406
pdvWireless Inc *	1,809	53,908
Photronics Inc *	12,965	114,740
Presidio Inc *	1,307	18,494
Progress Software Corp	1,495	57,064
QAD Inc ‘A’	605	20,782
Quality Systems Inc *	3,455	54,347
Quantum Corp *	4,077	24,951
Radisys Corp *	5,554	7,609
Rambus Inc *	15,096	201,532
Rosetta Stone Inc *	2,565	26,189
Rudolph Technologies Inc *	608	15,990
SecureWorks Corp ‘A’ *	1,480	18,278
Sigma Designs Inc *	7,321	46,122
Silver Spring Networks Inc *	5,925	95,807
SMART Global Holdings Inc *	1,605	42,982
Stratasys Ltd *	4,793	110,814
Super Micro Computer Inc *	5,874	129,815
Sykes Enterprises Inc *	6,695	195,226
Synchronoss Technologies Inc *	7,962	74,286
The ExOne Co *	181	2,056
The KeyW Holding Corp *	8,880	67,577
Unisys Corp *	3,076	26,146
Veeco Instruments Inc *	8,975	192,065
VeriFone Systems Inc *	19,410	393,635
Verint Systems Inc *	9,939	415,947
Virtusa Corp *	1,328	50,172
Xcerra Corp *	1,324	13,041

		7,561,673

Utilities - 6.2%

ALLETE Inc	9,660	746,621
Ameresco Inc ‘A’ *	3,344	26,083
American States Water Co	2,088	102,834
Artesian Resources Corp ‘A’	1,422	53,752
Atlantic Power Corp *	5,350	13,108
Avista Corp	12,182	630,662
Black Hills Corp	10,114	696,551
California Water Service Group	3,528	134,593
Chesapeake Utilities Corp	2,645	206,971

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Connecticut Water Service Inc	2,119	$125,657
Consolidated Water Co Ltd (Cayman)	2,492	31,898
Dynegy Inc *	20,900	204,611
El Paso Electric Co	7,659	423,160
Genie Energy Ltd ‘B’ *	2,378	15,576
IDACORP Inc	9,538	838,676
MGE Energy Inc	3,412	220,415
Middlesex Water Co	428	16,808
New Jersey Resources Corp	14,985	631,618
Northwest Natural Gas Co	5,370	345,828
NorthWestern Corp	9,208	524,304
NRG Yield Inc ‘A’	6,755	128,142
NRG Yield Inc ‘C’	12,131	234,128
ONE Gas Inc	9,835	724,249
Ormat Technologies Inc	3,944	240,781
Otter Tail Corp	7,495	324,908
PNM Resources Inc	15,080	607,724
Portland General Electric Co	16,902	771,407
RGC Resources Inc	677	19,342
SJW Group	3,107	175,856
South Jersey Industries Inc	15,128	522,370
Southwest Gas Holdings Inc	8,057	625,384
Spark Energy Inc ‘A’	320	4,800
Spire Inc	8,913	665,356
The York Water Co	242	8,204
Unitil Corp	2,657	131,415
WGL Holdings Inc	9,665	813,793

		11,987,585

Total Common Stocks (Cost $163,509,940)		189,950,161

EXCHANGE-TRADED FUND - 1.3%

iShares Russell 2000 Value	20,516	2,546,446

Total Exchange-Traded Fund (Cost $2,402,488)		2,546,446

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $522,413; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $537,592)	$522,408	$522,408

Total Short-Term Investment (Cost $522,408)		522,408

TOTAL INVESTMENTS - 100.0% (Cost $166,434,836)		193,019,015

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		28,161

OTHER ASSETS & LIABILITIES, NET - 0.0%		51,452

NET ASSETS - 100.0%		$193,098,628

Notes to Schedule of Investments

(a)	As of September 30, 2017, $25,400 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of September 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index (12/17)	10	$718,289	$746,450	$28,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$7,145,551	$7,145,551	$-	$-
	Communications	8,031,891	8,031,891	-	-
	Consumer, Cyclical	19,822,300	19,822,300	-	-
	Consumer, Non-Cyclical	22,358,871	22,358,871	-	-
	Diversified	67,869	17,889	-	49,980
	Energy	11,968,709	11,968,709	-	-
	Financial	79,011,130	78,911,215	99,915	-
	Industrial	21,994,582	21,994,582	-	-
	Technology	7,561,673	7,561,673	-	-
	Utilities	11,987,585	11,987,585	-	-

	Total Common Stocks	189,950,161	189,800,266	99,915	49,980

	Exchange-Traded Fund	2,546,446	2,546,446	-	-
	Short-Term Investment	522,408	-	522,408	-
	Derivatives:
	Equity Contracts
	Futures	28,161	28,161	-	-

	Total	$193,047,176	$192,374,873	$622,323	$49,980

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

China - 0.0%

China State Construction International Holdings Ltd Exp 10/03/17 *	8,250	$53

South Korea - 0.0%

Hyundai Construction Equipment Co Ltd Exp 11/14/17 *	21	1,797
Hyundai Electric & Energy System Co Ltd Exp 11/11/17 *	22	845

		2,642

Total Rights (Cost $0)		2,695

PREFERRED STOCKS - 3.1%

Brazil - 2.8%

Banco Bradesco SA	124,518	1,378,007
Braskem SA ADR	4,200	112,308
Centrais Eletricas Brasileiras SA ‘B’	7,500	53,731
Cia Brasileira de Distribuicao *	7,544	178,647
Gerdau SA	30,161	105,135
Itau Unibanco Holding SA	162,864	2,229,182
Itau Unibanco Holding SA ADR	6,020	82,474
Lojas Americanas SA	20,773	126,259
Petroleo Brasileiro SA *	193,305	933,826
Suzano Papel e Celulose SA ‘A’	25,093	145,068
Telefonica Brasil SA	14,500	231,064

		5,575,701

Chile - 0.1%

Embotelladora Andina SA ‘B’	10,606	49,571
Sociedad Quimica y Minera de Chile SA ‘B’	2,521	139,861

		189,432

Colombia - 0.2%

Banco Davivienda SA	4,225	47,852
Bancolombia SA ADR	3,521	161,227
Grupo Argos SA	12,536	81,962
Grupo Aval Acciones y Valores SA	133,651	60,531
Grupo de Inversiones Suramericana SA	4,602	62,966

		414,538

Total Preferred Stocks (Cost $4,811,863)		6,179,671

COMMON STOCKS - 96.3%

Brazil - 5.1%

AES Tiete Energia SA	4,334	19,514
Ambev SA	140,040	930,313
Ambev SA ADR	145,717	960,275
B3 SA - Brasil Bolsa Balcao	71,204	538,445
Banco Bradesco SA	38,502	406,033
Banco do Brasil SA	30,416	335,165
Banco Santander Brasil SA	12,300	107,343
BB Seguridade Participacoes SA	25,309	228,785
BR Malls Participacoes SA	5,900	26,211
BRF SA *	10,486	151,207
CCR SA	76,572	428,174
Centrais Eletricas Brasileiras SA *	6,000	37,434
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	146,059
Cia de Saneamento Basico do Estado de Sao Paulo ADR	8,151	85,260

	Shares	Value
Cia Siderurgica Nacional SA *	30,107	$91,353
Cia Siderurgica Nacional SA ADR *	8,700	25,752
Cielo SA	54,074	375,273
Cosan SA Industria e Comercio	4,176	47,731
CPFL Energia SA	5,500	47,270
Embraer SA	2,800	15,816
Engie Brasil Energia SA	7,400	84,698
Equatorial Energia SA	2,200	42,546
Fibria Celulose SA	5,500	74,412
Gerdau SA	6,100	21,244
Hypermarcas SA	13,827	140,577
Itau Unibanco Holding SA	12,446	150,901
JBS SA	71,172	191,012
Klabin SA	21,482	124,464
Kroton Educacional SA	55,743	352,887
Localiza Rent a Car SA	2,100	38,265
Lojas Americanas SA	6,294	31,220
Lojas Renner SA	43,084	490,539
M Dias Branco SA	3,300	51,785
Natura Cosmeticos SA	8,421	82,956
Petroleo Brasileiro SA *	104,507	521,685
Porto Seguro SA	1,500	17,841
Qualicorp SA	4,500	53,850
Raia Drogasil SA	8,900	210,757
Rumo SA *	8,300	31,684
TIM Participacoes SA	34,131	124,469
Ultrapar Participacoes SA	18,747	445,775
Ultrapar Participacoes SA ADR	2,899	69,054
Vale SA	175,563	1,766,633
WEG SA	4,295	29,021

		10,151,688

Chile - 1.3%

AES Gener SA	91,534	32,026
Aguas Andinas SA ‘A’	94,304	60,001
Banco de Chile	356,114	54,320
Banco de Chile ADR	1,201	109,495
Banco de Credito e Inversiones	1,600	101,190
Banco Santander Chile	450,617	33,505
Banco Santander Chile ADR	4,969	147,629
Cencosud SA	95,861	293,084
Cia Cervecerias Unidas SA	1,697	22,847
Cia Cervecerias Unidas SA ADR	2,000	53,860
Colbun SA	307,733	74,403
Empresa Nacional de Telecomunicaciones SA	8,964	92,711
Empresas CMPC SA	86,217	226,948
Empresas COPEC SA	16,738	219,108
Enel Americas SA ADR	19,889	203,266
Enel Chile SA ADR	22,342	134,052
Enel Generacion Chile SA	31,355	27,360
Enel Generacion Chile SA ADR	3,841	101,249
Inversiones Aguas Metropolitanas SA	15,078	26,735
Itau CorpBanca	6,001,264	56,482
Latam Airlines Group SA	10,543	138,802
Latam Airlines Group SA ADR	5,946	78,784
SACI Falabella	26,181	255,323
Sociedad Quimica y Minera de Chile SA ADR	732	40,743

		2,583,923

China - 17.3%

AAC Technologies Holdings Inc	25,000	423,040
Agricultural Bank of China Ltd ‘H’	526,000	236,779
Air China Ltd ‘H’	98,000	81,511
Alibaba Group Holding Ltd ADR *	22,608	3,904,628
Aluminum Corp of China Ltd ‘H’ *	98,000	87,923
Angang Steel Co Ltd ‘H’	34,000	30,141
Anhui Conch Cement Co Ltd ‘H’	36,500	146,501
ANTA Sports Products Ltd	41,000	172,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
BAIC Motor Corp Ltd ‘H’ ~	22,000	$20,908
Baidu Inc ADR *	3,792	939,240
Bank of China Ltd ‘H’	1,529,400	759,688
Bank of Communications Co Ltd ‘H’	178,925	131,335
BBMG Corp ‘H’	73,000	37,193
Beijing Capital International Airport Co Ltd ‘H’	66,000	98,511
Beijing Enterprises Holdings Ltd	19,500	105,033
Beijing Enterprises Water Group Ltd *	146,000	118,074
Brilliance China Automotive Holdings Ltd	50,000	133,571
BYD Co Ltd ‘H’ *	21,500	203,921
CGN Power Co Ltd ‘H’ ~	171,000	47,463
China CITIC Bank Corp Ltd ‘H’	132,000	84,249
China Coal Energy Co Ltd ‘H’	58,000	27,505
China Communications Construction Co Ltd ‘H’	54,000	67,728
China Communications Services Corp Ltd ‘H’	38,000	19,619
China Conch Venture Holdings Ltd	6,500	12,673
China Construction Bank Corp ‘H’	2,181,340	1,822,404
China Eastern Airlines Corp Ltd ‘H’	90,000	44,472
China Everbright Bank Co Ltd ‘H’	150,000	69,468
China Everbright International Ltd	63,000	79,388
China Evergrande Group *	126,000	441,834
China Galaxy Securities Co Ltd ‘H’	47,500	41,857
China Hongqiao Group Ltd * " ±	61,500	41,628
China Huishan Dairy Holdings Co Ltd	88,000	88
China International Capital Corp Ltd ‘H’ ~	24,000	48,921
China International Marine Containers Group Co Ltd ‘H’	10,400	19,699
China Life Insurance Co Ltd ‘H’	120,000	359,707
China Longyuan Power Group Corp Ltd ‘H’	83,000	62,140
China Medical System Holdings Ltd	15,000	26,269
China Mengniu Dairy Co Ltd *	67,000	187,943
China Merchants Bank Co Ltd ‘H’	85,300	302,052
China Merchants Securities Co Ltd ‘H’ ~	13,600	22,563
China Minsheng Banking Corp Ltd ‘H’	119,000	109,603
China Mobile Ltd	63,000	639,573
China Mobile Ltd ADR	18,350	927,959
China Molybdenum Co Ltd ‘H’	72,000	43,516
China Oilfield Services Ltd ‘H’	62,000	57,109
China Overseas Land & Investment Ltd	150,000	489,407
China Pacific Insurance Group Co Ltd ‘H’	43,800	189,813
China Petroleum & Chemical Corp ‘H’	844,400	636,409
China Railway Construction Corp Ltd ‘H’	49,500	62,967
China Railway Group Ltd ‘H’	113,000	93,892
China Reinsurance Group Corp ‘H’	105,000	23,319
China Resources Beer Holdings Co Ltd	49,333	133,847
China Resources Gas Group Ltd	34,000	118,683
China Resources Land Ltd	132,444	407,226
China Resources Power Holdings Co Ltd	64,000	115,915
China Shenhua Energy Co Ltd ‘H’	63,000	148,954
China Southern Airlines Co Ltd ‘H’	90,000	62,031
China State Construction International Holdings Ltd	66,000	96,489
China Taiping Insurance Holdings Co Ltd	41,434	111,493
China Telecom Corp Ltd ‘H’	152,000	78,202
China Telecom Corp Ltd ADR	1,644	84,041
China Unicom Hong Kong Ltd *	368,000	514,491
China Unicom Hong Kong Ltd ADR *	5,313	74,541
China Vanke Co Ltd ‘H’	47,500	157,154
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	91,671
CITIC Ltd	57,000	84,460
CITIC Securities Co Ltd ‘H’	57,000	125,786
CNOOC Ltd	78,000	100,975
CNOOC Ltd ADR	2,323	301,293
COSCO SHIPPING Development Co Ltd ‘H’ *	112,000	25,452
COSCO SHIPPING Holdings Co Ltd ‘H’ *	61,000	32,852

	Shares	Value
COSCO SHIPPING Ports Ltd	51,511	$57,455
Country Garden Holdings Co Ltd	281,580	449,490
CRRC Corp Ltd ‘H’	69,000	61,473
CSPC Pharmaceutical Group Ltd	174,000	292,424
Ctrip.com International Ltd ADR *	6,868	362,218
Dali Foods Group Co Ltd ~	87,000	62,369
Datang International Power Generation Co Ltd ‘H’ *	124,000	39,800
Dongfeng Motor Group Co Ltd ‘H’	100,000	132,700
ENN Energy Holdings Ltd	27,000	195,605
Fosun International Ltd	88,792	187,732
Fuyao Glass Industry Group Co Ltd ‘H’ ~	14,800	53,885
Geely Automobile Holdings Ltd	180,000	511,148
GF Securities Co Ltd ‘H’	35,600	77,678
Great Wall Motor Co Ltd ‘H’	146,500	189,042
Guangdong Investment Ltd	86,000	122,800
Guangshen Railway Co Ltd ‘H’	24,000	14,107
Guangzhou Automobile Group Co Ltd ‘H’	46,000	106,954
Guangzhou R&F Properties Co Ltd ‘H’	56,800	131,906
Haitong Securities Co Ltd ‘H’	80,400	130,429
Hanergy Thin Film Power Group Ltd * " ±	122,000	600
Hengan International Group Co Ltd	31,000	287,487
Huadian Power International Corp Ltd ‘H’	64,000	25,957
Huaneng Power International Inc ‘H’	116,000	71,900
Huatai Securities Co Ltd ‘H’ ~	29,000	64,478
Industrial & Commercial Bank of China Ltd ‘H’	1,932,045	1,444,221
JD.com Inc ADR *	6,415	245,053
Jiangsu Expressway Co Ltd ‘H’	46,000	70,642
Jiangxi Copper Co Ltd ‘H’	39,000	61,965
Kunlun Energy Co Ltd	158,000	154,624
Legend Holdings Corp ‘H’ ~	8,300	20,736
Lenovo Group Ltd	286,000	158,291
Longfor Properties Co Ltd	76,500	193,414
Metallurgical Corp of China Ltd ‘H’	69,000	22,788
Minth Group Ltd	22,000	115,611
Momo Inc ADR *	1,681	52,683
NetEase Inc ADR	2,305	608,082
New China Life Insurance Co Ltd ‘H’	15,200	86,448
PetroChina Co Ltd ‘H’	386,000	245,671
PICC Property & Casualty Co Ltd ‘H’	86,894	154,141
Ping An Insurance Group Co of China Ltd ‘H’	150,500	1,162,523
Qinqin Foodstuffs Group Cayman Co Ltd *	3,500	932
Semiconductor Manufacturing International Corp *	71,800	81,237
Shanghai Electric Group Co Ltd ‘H’ *	58,000	25,589
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	16,606
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	21,700	53,166
Shengjing Bank Co Ltd ‘H’ ~	5,500	4,352
Shenzhou International Group Holdings Ltd	17,000	133,321
Silergy Corp	2,000	45,924
Sinopec Engineering Group Co Ltd ‘H’	22,500	19,845
Sinopec Oilfield Service Corp ‘H’ *	50,000	8,738
Sinopec Shanghai Petrochemical Co Ltd ‘H’	130,000	77,668
Sinopharm Group Co Ltd ‘H’	42,400	187,810
Sunac China Holdings Ltd	52,000	238,812
Sunny Optical Technology Group Co Ltd	21,000	337,134
Tencent Holdings Ltd	138,200	6,042,197
The People’s Insurance Co Group of China Ltd ‘H’	204,000	91,550
Tingyi Cayman Islands Holding Corp	96,000	144,715
TravelSky Technology Ltd ‘H’	22,000	57,551
Tsingtao Brewery Co Ltd ‘H’	10,000	38,426
Want Want China Holdings Ltd	131,000	92,297
Weichai Power Co Ltd ‘H’	108,800	119,996
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	28,600	35,862

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Yanzhou Coal Mining Co Ltd ‘H’	30,000	$29,661
Zhejiang Expressway Co Ltd ‘H’	50,000	62,285
Zhuzhou CRRC Times Electric Co Ltd ‘H’	17,600	98,789
Zijin Mining Group Co Ltd ‘H’	288,000	99,077
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	16,287
ZTE Corp ‘H’ *	11,600	38,169

		34,223,733

Colombia - 0.4%

Almacenes Exito SA	8,809	46,376
Banco de Bogota SA	2,335	54,848
Bancolombia SA	8,203	91,454
Cementos Argos SA (BOG)	10,003	39,854
CEMEX Latam Holdings SA *	2,662	10,461
Corp Financiera Colombiana SA	1,990	19,435
Ecopetrol SA	104,999	50,057
Ecopetrol SA ADR	6,782	64,361
Empresa de Energia de Bogota SA ESP	42,482	28,933
Grupo Argos SA	16,655	119,782
Grupo de Inversiones Suramericana SA	8,044	111,979
Grupo Nutresa SA	3,767	34,429
Interconexion Electrica SA ESP	22,633	105,434

		777,403

Czech Republic - 0.2%

CEZ AS	9,488	190,583
Komercni banka AS	2,296	100,267
O2 Czech Republic AS	2,533	31,111
UNIPETROL AS	4,688	72,508

		394,469

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	43,604	198,180
Egyptian Financial Group-Hermes Holding Co GDR	139	328

		198,508

Greece - 0.2%

Alpha Bank AE *	1,371	2,718
FF Group *	221	4,803
Hellenic Petroleum SA	3,272	27,907
Hellenic Telecommunications Organization SA	8,164	98,873
JUMBO SA	3,234	53,474
Motor Oil Hellas Corinth Refineries SA	181	4,323
National Bank of Greece SA *	4,232	1,444
OPAP SA	9,355	98,957
Piraeus Bank SA *	31	107
Titan Cement Co SA	1,910	48,354

		340,960

Hong Kong - 0.5%

China Gas Holdings Ltd	68,000	204,092
Fullshare Holdings Ltd *	165,000	71,816
Haier Electronics Group Co Ltd *	44,000	107,694
Nine Dragons Paper Holdings Ltd	37,000	73,225
Shimao Property Holdings Ltd	92,426	201,564
Sino Biopharmaceutical Ltd	204,000	216,125
Sun Art Retail Group Ltd	99,500	92,688

		967,204

Hungary - 0.5%

MOL Hungarian Oil & Gas PLC	37,464	426,061
OTP Bank PLC	15,611	586,066
Richter Gedeon Nyrt	1,626	40,404

		1,052,531

	Shares	Value
India - 11.8%

3M India Ltd *	61	$13,376
ABB India Ltd	1,174	25,152
ACC Ltd	2,620	66,521
Adani Ports & Special Economic Zone Ltd	39,400	227,646
Adani Transmission Ltd *	9,742	22,875
Aditya Birla Capital Ltd *	4,100	11,534
Aditya Birla Fashion & Retail Ltd *	12,205	30,514
Alkem Laboratories Ltd	686	19,338
Ambuja Cements Ltd	27,993	114,311
Apollo Hospitals Enterprise Ltd	1,689	26,026
Ashok Leyland Ltd	73,067	137,917
Asian Paints Ltd	16,482	286,006
Aurobindo Pharma Ltd	16,098	170,716
Axis Bank Ltd	87,751	685,098
Bajaj Auto Ltd	3,776	179,834
Bajaj Finance Ltd	8,000	225,593
Bajaj Finserv Ltd	3,186	251,809
Bajaj Holdings & Investment Ltd	1,540	65,930
Balkrishna Industries Ltd	592	15,473
Bank of Baroda	23,285	49,160
Berger Paints India Ltd	12,181	45,785
Bharat Electronics Ltd	25,531	63,728
Bharat Forge Ltd	10,384	93,766
Bharat Heavy Electricals Ltd	59,103	76,157
Bharat Petroleum Corp Ltd	31,662	228,646
Bharti Airtel Ltd	53,691	320,635
Bharti Infratel Ltd	22,917	139,841
Biocon Ltd	4,888	24,872
Bosch Ltd	249	78,408
Britannia Industries Ltd	431	28,691
Cadila Healthcare Ltd	9,220	66,488
Canara Bank	1,010	4,773
Castrol India Ltd	5,177	28,288
Cholamandalam Investment & Finance Co Ltd	1,236	20,687
Cipla Ltd	11,016	98,860
Coal India Ltd	18,273	75,846
Colgate-Palmolive India Ltd	2,824	46,150
Container Corp of India Ltd	1,386	28,597
Cummins India Ltd	2,645	37,463
Dabur India Ltd	18,862	88,133
Dalmia Bharat Ltd	541	21,302
Divi’s Laboratories Ltd	4,904	64,334
DLF Ltd	28,719	72,402
Dr Reddy’s Laboratories Ltd	3,233	115,582
Dr Reddy’s Laboratories Ltd ADR	1,737	61,976
Eicher Motors Ltd	631	301,988
Emami Ltd	2,555	42,832
Exide Industries Ltd	2,294	7,246
Federal Bank Ltd	37,946	65,633
GAIL India Ltd ~	27,099	174,081
GAIL India Ltd GDR	373	14,342
GlaxoSmithKline Consumer Healthcare Ltd	456	35,022
GlaxoSmithKline Pharmaceuticals Ltd	313	12,018
Glenmark Pharmaceuticals Ltd	6,946	63,677
Godrej Consumer Products Ltd	13,142	185,277
Grasim Industries Ltd	4,405	76,584
GRUH Finance Ltd	2,905	21,894
Havells India Ltd	9,095	67,391
HCL Technologies Ltd	39,927	535,068
HDFC Bank Ltd	34,344	950,745
Hero MotoCorp Ltd	2,851	165,006
Hindalco Industries Ltd	81,253	300,224
Hindustan Petroleum Corp Ltd	34,698	226,894
Hindustan Unilever Ltd	30,879	555,484
Housing Development Finance Corp Ltd	59,845	1,597,445
ICICI Bank Ltd	87,344	370,489
ICICI Bank Ltd ADR	1,800	15,408

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Idea Cellular Ltd	155,957	$185,174
IDFC Bank Ltd	34,083	29,464
IIFL Holdings Ltd	6,089	56,778
Indiabulls Housing Finance Ltd	30,692	568,185
Indian Oil Corp Ltd	33,730	207,047
IndusInd Bank Ltd	6,195	159,750
Infosys Ltd	68,160	941,064
Infosys Ltd ADR	6,099	88,984
InterGlobe Aviation Ltd ~	2,205	37,076
ITC Ltd	159,328	630,431
JSW Steel Ltd	114,354	435,806
Kotak Mahindra Bank Ltd	19,416	298,295
L&T Finance Holdings Ltd	7,692	23,020
Larsen & Toubro Ltd	20,292	355,323
LIC Housing Finance Ltd	20,453	196,839
Lupin Ltd	9,856	153,085
Mahindra & Mahindra Financial Services Ltd	7,395	46,743
Mahindra & Mahindra Ltd	10,923	210,008
Mangalore Refinery & Petrochemicals Ltd	10,554	20,541
Marico Ltd	24,048	114,582
Maruti Suzuki India Ltd	5,095	623,401
Max India Ltd *	1,660	3,545
Motherson Sumi Systems Ltd	34,335	177,161
Motilal Oswal Financial Services Ltd	1,154	22,758
MRF Ltd	99	95,569
Muthoot Finance Ltd	530	3,858
Nestle India Ltd	1,293	143,071
NHPC Ltd	64,839	26,872
NTPC Ltd	56,600	145,196
Oil & Natural Gas Corp Ltd	44,024	115,369
Oil India Ltd	5,824	31,582
Oracle Financial Services Software Ltd	655	36,489
Page Industries Ltd	39	11,014
Petronet LNG Ltd	25,416	90,035
Pidilite Industries Ltd	5,995	72,938
Piramal Enterprises Ltd	2,890	116,189
Power Finance Corp Ltd	75,341	140,867
Power Grid Corp of India Ltd	65,479	211,683
Procter & Gamble Hygiene & Health Care Ltd	376	48,792
Punjab National Bank *	20,073	39,782
Rajesh Exports Ltd	3,155	39,608
Reliance Industries Ltd	97,486	1,167,016
Rural Electrification Corp Ltd (XNSE)	41,719	97,831
Shree Cement Ltd	406	115,586
Shriram City Union Finance Ltd	346	10,915
Shriram Transport Finance Co Ltd	5,256	85,015
Siemens Ltd	1,800	32,819
State Bank of India	50,172	195,398
Steel Authority of India Ltd *	36,180	29,767
Sun Pharmaceutical Industries Ltd	28,875	222,839
Sun TV Network Ltd	5,030	58,702
Tata Communications Ltd	1,806	18,971
Tata Consultancy Services Ltd	22,378	835,564
Tata Motors Ltd *	30,172	185,947
Tata Motors Ltd ADR *	3,376	105,567
Tata Steel Ltd	25,396	254,248
Tech Mahindra Ltd	29,338	205,827
The Ramco Cements Ltd	2,279	24,180
The Tata Power Co Ltd	60,630	72,328
Titan Co Ltd	10,312	92,363
Torrent Pharmaceuticals Ltd	2,397	45,193
TVS Motor Co Ltd	6,064	61,112
UltraTech Cement Ltd	3,267	192,910
United Breweries Ltd	2,860	36,002
United Spirits Ltd *	3,064	112,646
UPL Ltd	20,744	247,678
Vakrangee Ltd	2,850	21,581
Vedanta Ltd	112,204	541,520
Vedanta Ltd ADR	2,738	53,008
Voltas Ltd	2,882	22,356

	Shares	Value
Wipro Ltd	58,002	$249,043
Yes Bank Ltd	68,025	365,158
Zee Entertainment Enterprises Ltd	24,360	194,264

		23,248,315

Indonesia - 2.8%

P.T. Adaro Energy Tbk	1,948,600	264,514
P.T. Astra Agro Lestari Tbk	23,800	26,284
P.T. Astra International Tbk	835,600	490,586
P.T. Bank Central Asia Tbk	388,200	585,379
P.T. Bank Danamon Indonesia Tbk	225,400	87,060
P.T. Bank Mandiri Persero Tbk	772,658	386,120
P.T. Bank Negara Indonesia Persero Tbk	481,500	264,765
P.T. Bank Pan Indonesia Tbk *	133,300	11,290
P.T. Bank Rakyat Indonesia Persero Tbk	524,100	595,020
P.T. Bank Tabungan Pensiunan Nasional Tbk	16,500	3,124
P.T. Bumi Serpong Damai Tbk	517,200	68,030
P.T. Charoen Pokphand Indonesia Tbk	350,700	71,414
P.T. Ciputra Development Tbk	558,079	49,514
P.T. Gudang Garam Tbk	20,900	102,150
P.T. Indocement Tunggal Prakarsa Tbk	53,300	74,792
P.T. Indofood CBP Sukses Makmur Tbk	118,700	76,953
P.T. Indofood Sukses Makmur Tbk	429,500	268,959
P.T. Indosat Tbk	30,500	14,153
P.T. Jasa Marga Persero Tbk	103,744	43,123
P.T. Kalbe Farma Tbk	785,300	97,161
P.T. Matahari Department Store Tbk	94,800	65,320
P.T. Mayora Indah Tbk	360,075	52,398
P.T. Media Nusantara Citra Tbk	211,800	20,757
P.T. Pakuwon Jati Tbk	575,900	26,127
P.T. Perusahaan Gas Negara Persero Tbk	661,300	77,394
P.T. Semen Indonesia Persero Tbk	160,000	120,405
P.T. Surya Citra Media Tbk	313,700	51,018
P.T. Tambang Batubara Bukit Asam Persero Tbk	11,000	8,539
P.T. Telekomunikasi Indonesia Persero Tbk	1,144,600	398,068
P.T. Telekomunikasi Indonesia Persero Tbk ADR	10,960	375,928
P.T. Tower Bersama Infrastructure Tbk	63,000	30,765
P.T. Unilever Indonesia Tbk	80,800	293,799
P.T. United Tractors Tbk	103,796	246,601
P.T. Waskita Karya Persero Tbk	152,200	20,085
P.T. XL Axiata Tbk *	251,500	69,879

		5,437,474

Malaysia - 2.7%

AirAsia Bhd	129,100	105,580
AMMB Holdings Bhd	88,200	91,188
Astro Malaysia Holdings Bhd	95,100	63,513
Axiata Group Bhd	145,305	180,602
Batu Kawan Bhd	4,200	19,018
BIMB Holdings Bhd	32,700	34,039
British American Tobacco Malaysia Bhd	6,800	70,440
CIMB Group Holdings Bhd	96,915	144,780
Dialog Group Bhd	94,852	44,975
DiGi.Com Bhd	138,700	160,954
Felda Global Ventures Holdings Bhd	82,200	32,956
Gamuda Bhd	72,500	90,657
Genting Bhd	113,100	255,977
Genting Malaysia Bhd	131,800	167,985
Genting Plantations Bhd	8,800	21,466
HAP Seng Consolidated Bhd	26,700	57,558
Hartalega Holdings Bhd	44,800	73,885
Hong Leong Bank Bhd	37,572	141,123
Hong Leong Financial Group Bhd	24,836	97,754
IHH Healthcare Bhd	41,800	56,930
IJM Corp Bhd	119,800	93,627
IOI Corp Bhd	127,546	137,278
IOI Properties Group Bhd	68,706	32,868
Kuala Lumpur Kepong Bhd	10,400	60,491

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Malayan Banking Bhd	159,038	$359,196
Malaysia Airports Holdings Bhd	41,300	83,138
Maxis Bhd	97,200	133,513
MISC Bhd	69,160	119,729
MMC Corp Bhd	37,500	18,473
My EG Services Bhd	51,800	25,180
Petronas Chemicals Group Bhd	129,700	223,923
Petronas Dagangan Bhd	10,900	62,825
Petronas Gas Bhd	31,300	132,894
Press Metal Aluminium Holdings Bhd	79,520	70,998
Public Bank Bhd	105,270	509,770
QL Resources Bhd	37,180	34,957
RHB Bank Bhd	61,962	73,891
Sapura Energy Bhd	535,300	193,235
Sime Darby Bhd	103,787	221,768
SP Setia Bhd Group	25,800	22,241
Telekom Malaysia Bhd	38,992	60,079
Tenaga Nasional Bhd	153,000	519,179
Westports Holdings Bhd	60,500	54,650
YTL Corp Bhd	535,708	172,695
YTL Power International Bhd	120,350	39,048

		5,367,026

Mexico - 4.8%

Alfa SAB de CV ‘A’	405,277	511,660
America Movil SAB de CV ‘L’	1,724,116	1,530,023
America Movil SAB de CV ‘L’ ADR	5,660	100,465
Arca Continental SAB de CV	20,795	142,151
Cemex SAB de CV *	1,343,552	1,221,076
Coca-Cola Femsa SAB de CV ‘L’	14,920	115,288
Coca-Cola Femsa SAB de CV ADR	680	52,448
El Puerto de Liverpool SAB de CV ‘C1’	8,911	71,934
Fomento Economico Mexicano SAB de CV	43,360	414,408
Gruma SAB de CV ‘B’	14,699	214,899
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	106,939
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	75,237
Grupo Aeroportuario del Sureste SAB de CV ADR	404	77,091
Grupo Bimbo SAB de CV ‘A’	96,058	231,942
Grupo Carso SAB de CV ‘A1’	19,967	78,706
Grupo Elektra SAB de CV	4,339	196,222
Grupo Financiero Banorte SAB de CV ‘O’	95,158	656,230
Grupo Financiero Inbursa SAB de CV ‘O’	147,142	269,154
Grupo Financiero Santander Mexico SAB de CV ‘B’	141,152	286,567
Grupo Lala SAB de CV	39,836	67,378
Grupo Mexico SAB de CV ‘B’	206,023	630,062
Grupo Televisa SAB	129,980	640,621
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	38,434
Industrias Penoles SAB de CV	13,870	344,511
Infraestructura Energetica Nova SAB de CV	33,304	186,473
Kimberly-Clark de Mexico SAB de CV ‘A’	83,200	169,278
Megacable Holdings SAB de CV	17,211	71,594
Mexichem SAB de CV	119,137	314,558
Organizacion Soriana SAB de CV ‘B’ *	14,743	34,028
Promotora y Operadora de Infraestructura SAB de CV	10,182	107,775
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	10,369
Wal-Mart de Mexico SAB de CV	260,080	595,570

		9,563,091

Peru - 0.2%

Cementos Pacasmayo SAA ADR	575	7,320
Cia de Minas Buenaventura SAA ADR	6,613	84,580
Credicorp Ltd	1,850	379,287
Grana y Montero SAA ADR *	1,724	8,292

		479,479

	Shares	Value
Philippines - 1.4%

Aboitiz Equity Ventures Inc	83,970	$121,186
Aboitiz Power Corp	50,900	42,935
Alliance Global Group Inc	205,500	64,887
Ayala Corp	9,790	187,096
Ayala Land Inc	342,100	293,368
Bank of the Philippine Islands	18,587	36,388
BDO Unibank Inc	75,193	193,664
DMCI Holdings Inc	364,150	111,827
DoubleDragon Properties Corp *	13,470	10,606
Emperador Inc	61,300	8,737
Energy Development Corp	87,564	9,697
Globe Telecom Inc	1,415	57,171
GT Capital Holdings Inc	3,545	81,067
International Container Terminal Services Inc	24,510	50,287
JG Summit Holdings Inc	131,670	194,397
Jollibee Foods Corp	21,990	105,538
LT Group Inc	131,900	45,707
Manila Electric Co	14,560	81,113
Megaworld Corp	805,000	82,979
Metro Pacific Investments Corp	541,700	71,525
Metropolitan Bank & Trust Co	42,471	72,396
PLDT Inc	4,350	142,033
Puregold Price Club Inc	48,200	49,481
Robinsons Retail Holdings Inc	15,840	30,870
San Miguel Corp	44,640	86,381
Security Bank Corp	7,520	36,043
Semirara Mining & Power Corp	45,080	41,442
SM Investments Corp	4,922	85,623
SM Prime Holdings Inc	223,100	151,457
Top Frontier Investment Holdings Inc *	1,506	8,674
Universal Robina Corp	43,420	130,789

		2,685,364

Poland - 1.7%

Alior Bank SA *	5,311	99,685
AmRest Holdings SE *	342	34,022
Bank Handlowy w Warszawie SA	1,324	25,085
Bank Millennium SA *	45,483	87,481
Bank Pekao SA	3,964	139,191
Bank Zachodni WBK SA	1,270	121,678
CCC SA	1,282	96,967
CD Projekt SA	2,328	74,166
Cyfrowy Polsat SA	11,151	79,301
Enea SA	8,187	33,206
Grupa Azoty SA	2,356	51,523
Grupa Lotos SA	8,780	143,826
ING Bank Slaski SA *	1,065	59,783
Jastrzebska Spolka Weglowa SA *	1,715	45,340
KGHM Polska Miedz SA	10,599	341,436
LPP SA	52	116,456
mBank SA *	936	107,618
Orange Polska SA *	30,618	44,423
PGE Polska Grupa Energetyczna SA *	73,997	269,895
Polski Koncern Naftowy ORLEN SA	17,334	578,373
Polskie Gornictwo Naftowe i Gazownictwo SA	78,479	146,125
Powszechna Kasa Oszczednosci Bank Polski SA *	31,136	301,850
Powszechny Zaklad Ubezpieczen SA	24,218	305,653
Synthos SA	25,885	36,496
Tauron Polska Energia SA *	58,213	59,824

		3,399,403

Romania - 0.1%

NEPI Rockcastle PLC	7,502	101,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Russia - 1.6%

Gazprom PJSC ADR	131,170	$550,415
Lenta Ltd GDR * ~	7,408	45,781
LUKOIL PJSC ADR	9,908	525,473
Magnitogorsk Iron & Steel Works PJSC GDR ~	7,310	70,718
MegaFon PJSC GDR ~	2,268	26,099
MMC Norilsk Nickel PJSC ADR	16,126	277,899
Novatek PJSC GDR (LI) ~	1,521	178,711
Novolipetsk Steel PJSC GDR	2,810	63,971
PhosAgro PJSC GDR ~	1,806	25,749
Rosneft Oil Co PJSC GDR ~	24,830	138,166
Rostelecom PJSC ADR	5,299	38,683
RusHydro PJSC ADR	35,932	51,684
Sberbank of Russia PJSC ADR (SEAQ)	50,096	714,344
Severstal PJSC GDR ~	3,498	52,355
Tatneft PJSC ADR	3,681	157,480
VTB Bank PJSC GDR ~	92,768	199,722
X5 Retail Group NV GDR * ~	1,772	79,545

		3,196,795

South Africa - 7.3%

Anglo American Platinum Ltd *	3,472	88,682
AngloGold Ashanti Ltd	2,970	27,903
AngloGold Ashanti Ltd ADR	35,545	330,213
Aspen Pharmacare Holdings Ltd	18,424	413,335
AVI Ltd	13,541	98,002
Barclays Africa Group Ltd	44,525	457,002
Bid Corp Ltd	18,687	419,461
Capitec Bank Holdings Ltd	2,458	155,932
Clicks Group Ltd	7,147	83,248
Discovery Ltd	27,712	288,176
Distell Group Ltd	2,585	24,294
Exxaro Resources Ltd	11,720	106,722
FirstRand Ltd	168,568	648,205
Gold Fields Ltd	1,019	4,407
Gold Fields Ltd ADR	104,637	450,985
Imperial Holdings Ltd	10,888	153,847
Investec Ltd	21,373	154,708
Kumba Iron Ore Ltd	4,569	74,407
Liberty Holdings Ltd	12,024	93,436
Life Healthcare Group Holdings Ltd	114,124	199,421
Massmart Holdings Ltd	335	2,760
MMI Holdings Ltd	73,273	93,900
Mondi Ltd	9,464	252,686
Mr Price Group Ltd	12,028	159,962
MTN Group Ltd	91,242	838,922
Naspers Ltd ‘N’	14,370	3,106,401
Nedbank Group Ltd	22,928	343,065
Netcare Ltd	52,961	93,395
Novus Holdings Ltd	4,970	2,382
Pick n Pay Stores Ltd	15,912	67,709
Pioneer Foods Group Ltd	5,812	48,402
PSG Group Ltd	3,986	68,925
Sanlam Ltd	106,328	531,194
Sappi Ltd	55,853	380,400
Sasol Ltd	6,841	187,202
Sasol Ltd ADR	19,233	529,485
Shoprite Holdings Ltd	29,098	444,656
Sibanye Gold Ltd	87,710	98,547
Standard Bank Group Ltd	68,337	797,256
Steinhoff International Holdings NV	103,548	460,229
Telkom SA SOC Ltd	30,999	135,753
The Bidvest Group Ltd	28,142	358,900
The Foschini Group Ltd	13,058	130,930
The SPAR Group Ltd	7,369	90,998
Tiger Brands Ltd	11,688	325,866
Truworths International Ltd	28,551	162,908
Vodacom Group Ltd	18,077	215,050
Woolworths Holdings Ltd	66,191	293,085

		14,493,354

	Shares	Value
South Korea - 17.1%

Amorepacific Corp	1,276	$289,658
AMOREPACIFIC Group	852	91,999
BGF retail Co Ltd	1,095	79,549
BNK Financial Group Inc	15,683	137,145
Celltrion Inc *	2,742	340,676
Cheil Worldwide Inc	2,070	32,948
CJ CGV Co Ltd	878	49,484
CJ CheilJedang Corp	552	170,921
CJ Corp	1,425	212,672
CJ E&M Corp	784	52,880
CJ Logistics Corp *	204	29,161
Com2uSCorp	534	58,348
Coway Co Ltd	2,919	239,941
Daelim Industrial Co Ltd	1,869	131,042
Daewoo Engineering & Construction Co Ltd *	1,660	10,472
DGB Financial Group Inc	7,682	70,507
Dongbu Insurance Co Ltd	3,696	236,132
Dongkuk Steel Mill Co Ltd	2,774	26,009
Dongsuh Cos Inc	1,224	28,677
Doosan Corp	646	80,264
Doosan Heavy Industries & Construction Co Ltd	5,032	75,372
Doosan Infracore Co Ltd *	11,151	80,263
E-MART Inc	1,171	213,608
Grand Korea Leisure Co Ltd	1,775	36,759
Green Cross Corp	147	25,795
Green Cross Holdings Corp	776	25,929
GS Engineering & Construction Corp *	3,335	77,882
GS Holdings Corp	5,712	328,079
GS Retail Co Ltd	1,455	43,901
Hana Financial Group Inc	15,189	630,142
Hanjin Kal Corp *	1,034	19,047
Hankook Tire Co Ltd	4,363	229,757
Hanmi Pharm Co Ltd *	193	76,793
Hanmi Science Co Ltd *	342	27,513
Hanon Systems	10,301	113,605
Hanssem Co Ltd	584	77,327
Hanwha Chemical Corp	6,528	185,737
Hanwha Corp	5,704	219,878
Hanwha Life Insurance Co Ltd	14,565	87,249
Hanwha Techwin Co Ltd *	1,809	52,520
Hite Jinro Co Ltd	600	13,793
Hotel Shilla Co Ltd	695	35,347
Hugel Inc *	117	54,040
Hyosung Corp	1,512	192,683
Hyundai Construction Equipment Co Ltd *	69	22,551
Hyundai Department Store Co Ltd	1,282	99,048
Hyundai Development Co-Engineering & Construction	3,759	117,513
Hyundai Electric & Energy System Co Ltd *	71	14,258
Hyundai Engineering & Construction Co Ltd	4,666	156,788
Hyundai Glovis Co Ltd	776	100,440
Hyundai Greenfood Co Ltd	2,987	40,428
Hyundai Heavy Industries Co Ltd *	1,444	183,817
Hyundai Home Shopping Network Corp	203	21,468
Hyundai Marine & Fire Insurance Co Ltd	4,346	172,366
Hyundai Mipo Dockyard Co Ltd *	263	21,706
Hyundai Mobis Co Ltd	251	52,699
Hyundai Motor Co	5,878	773,263
Hyundai Robotics Co Ltd *	450	168,022
Hyundai Rotem Co Ltd *	1,349	20,913
Hyundai Steel Co	5,676	262,637
Hyundai Wia Corp	1,375	78,514
Industrial Bank of Korea	15,664	197,466
Innocean Worldwide Inc	368	21,552
IS Dongseo Co Ltd	1,570	45,097
Kakao Corp	523	65,984

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Kangwon Land Inc	4,301	$131,594
KB Financial Group Inc	14,031	690,313
KB Financial Group Inc ADR	200	9,806
KCC Corp	109	35,712
KEPCO Plant Service & Engineering Co Ltd	572	20,744
Kia Motors Corp	16,331	451,827
KIWOOM Securities Co Ltd	742	47,033
Kolon Industries Inc	947	58,652
Komipharm International Co Ltd *	1,116	34,049
Korea Aerospace Industries Ltd	2,070	79,091
Korea Electric Power Corp	10,304	350,082
Korea Electric Power Corp ADR	2,208	37,006
Korea Gas Corp *	1,256	46,244
Korea Investment Holdings Co Ltd	1,890	101,390
Korea Kolmar Co Ltd	317	21,014
Korea Petrochemical Ind Co Ltd	312	67,766
Korea Zinc Co Ltd	369	159,880
Korean Air Lines Co Ltd *	2,794	75,320
Korean Reinsurance Co	6,058	60,088
KT Corp ADR	3,094	42,914
KT&G Corp	4,629	427,167
Kumho Petrochemical Co Ltd	1,138	71,893
LG Chem Ltd	1,868	641,755
LG Corp	3,405	240,433
LG Display Co Ltd	25,743	689,606
LG Display Co Ltd ADR	2,409	32,329
LG Electronics Inc	6,363	459,544
LG Household & Health Care Ltd	496	405,340
LG Innotek Co Ltd	476	64,293
LG International Corp	1,434	34,268
LG Uplus Corp	11,837	138,206
LIG Nex1 Co Ltd	342	21,738
Loen Entertainment Inc	353	26,937
Lotte Chemical Corp	1,118	370,169
Lotte Chilsung Beverage Co Ltd	40	47,507
Lotte Confectionery Co Ltd	306	44,649
Lotte Shopping Co Ltd	766	165,666
LS Corp	1,178	81,282
LS Industrial Systems Co Ltd	905	42,854
Macquarie Korea Infrastructure Fund	15,319	113,687
Mando Corp	589	131,236
Medy-Tox Inc	142	61,537
Meritz Financial Group Inc	3,570	51,274
Meritz Fire & Marine Insurance Co Ltd	4,947	106,584
Meritz Securities Co Ltd	21,083	81,405
Mirae Asset Daewoo Co Ltd	11,731	101,225
NAVER Corp	1,480	965,599
NCSoft Corp	604	245,559
Nexen Tire Corp	2,814	32,596
NH Investment & Securities Co Ltd	7,167	85,598
NongShim Co Ltd	164	49,177
OCI Co Ltd	1,121	100,564
Orion Corp *	1,204	101,967
Orion Holdings Corp	625	12,409
Ottogi Corp	28	17,944
Pan Ocean Co Ltd *	4,807	22,675
Paradise Co Ltd	2,425	32,089
POSCO	1,596	443,504
POSCO ADR	5,330	369,902
Posco Daewoo Corp	3,281	55,443
S-1 Corp	975	76,085
S-Oil Corp	2,379	265,692
Samsung C&T Corp	2,514	297,211
Samsung Card Co Ltd	1,584	51,077
Samsung Electro-Mechanics Co Ltd	2,157	192,785
Samsung Electronics Co Ltd	4,298	9,671,454
Samsung Engineering Co Ltd *	3,958	38,138
Samsung Fire & Marine Insurance Co Ltd	1,422	348,476
Samsung Heavy Industries Co Ltd *	17,638	173,048
Samsung Life Insurance Co Ltd	2,667	263,624

	Shares	Value
Samsung SDS Co Ltd	583	$86,093
Samsung Securities Co Ltd	2,756	83,439
SFA Engineering Corp	658	23,830
Shinhan Financial Group Co Ltd	14,669	648,344
Shinhan Financial Group Co Ltd ADR	253	11,208
Shinsegae Inc	495	84,276
SK Chemicals Co Ltd	1,131	64,645
SK Holdings Co Ltd	1,578	397,976
SK Hynix Inc	25,922	1,890,499
SK Innovation Co Ltd	3,093	539,091
SK Materials Co Ltd	252	38,984
SK Networks Co Ltd	8,423	53,139
SK Telecom Co Ltd	561	125,175
SK Telecom Co Ltd ADR	3,000	73,770
SKC Co Ltd	1,253	45,230
SPC Samlip Co Ltd	148	16,751
Tongyang Life Insurance Co Ltd	2,709	18,109
Woori Bank	21,164	330,407
Young Poong Corp	31	29,724
Youngone Corp	1,152	32,812
Yuhan Corp	253	45,688

		33,652,949

Taiwan - 15.1%

Acer Inc *	198,789	99,491
Advanced Semiconductor Engineering Inc	392,899	481,957
Advanced Semiconductor Engineering Inc ADR	3,541	21,883
Advantech Co Ltd	15,939	113,786
Airtac International Group	5,484	75,794
Asia Cement Corp	155,784	137,632
Asia Pacific Telecom Co Ltd *	143,000	48,153
Asustek Computer Inc	44,667	368,092
AU Optronics Corp	992,000	398,670
AU Optronics Corp ADR	8,622	34,833
Casetek Holdings Ltd	8,000	26,085
Catcher Technology Co Ltd	41,000	383,527
Cathay Financial Holding Co Ltd	311,600	496,566
Chailease Holding Co Ltd	80,360	194,107
Chang Hwa Commercial Bank Ltd	289,966	156,966
Cheng Shin Rubber Industry Co Ltd	120,178	240,786
Chicony Electronics Co Ltd	35,756	85,041
China Airlines Ltd *	316,436	119,514
China Development Financial Holding Corp	879,834	264,474
China Life Insurance Co Ltd	121,991	115,044
China Motor Corp	20,000	17,655
China Steel Corp	317,007	254,847
Chipbond Technology Corp	27,000	45,170
Chroma ATE Inc	20,000	70,658
Chunghwa Precision Test Tech Co Ltd	1,000	39,599
Chunghwa Telecom Co Ltd	57,000	196,361
Chunghwa Telecom Co Ltd ADR	6,113	208,514
Compal Electronics Inc	358,092	254,722
CTBC Financial Holding Co Ltd	675,094	423,756
CTCI Corp	34,000	54,633
Delta Electronics Inc	78,150	403,212
E.Sun Financial Holding Co Ltd	595,690	356,010
Eclat Textile Co Ltd	8,663	105,667
Elite Material Co Ltd	17,000	80,958
Epistar Corp *	40,000	51,048
Eternal Materials Co Ltd	34,020	34,624
Eva Airways Corp	251,546	122,823
Evergreen Marine Corp Taiwan Ltd *	62,410	36,080
Far Eastern New Century Corp	283,965	225,155
Far EasTone Telecommunications Co Ltd	99,000	235,537
Farglory Land Development Co Ltd	12,000	13,545
Feng TAY Enterprise Co Ltd	14,396	65,627
First Financial Holding Co Ltd	419,225	269,256
Formosa Chemicals & Fibre Corp	91,446	278,460
Formosa Petrochemical Corp	35,000	120,895

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Formosa Plastics Corp	93,292	$282,907
Foxconn Technology Co Ltd	20,144	58,297
Fubon Financial Holding Co Ltd	192,343	300,588
General Interface Solution Holding Ltd	6,000	59,888
Giant Manufacturing Co Ltd	17,000	80,024
Globalwafers Co Ltd	5,000	48,984
Gourmet Master Co Ltd	3,300	35,168
Highwealth Construction Corp	54,700	72,707
Hiwin Technologies Corp	7,975	70,579
Hon Hai Precision Industry Co Ltd	501,321	1,741,040
Hota Industrial Manufacturing Co Ltd	8,510	40,230
Hotai Motor Co Ltd	9,000	103,926
HTC Corp *	44,572	111,743
Hua Nan Financial Holdings Co Ltd	348,696	189,372
Innolux Corp	791,390	370,438
Inventec Corp	169,000	125,127
Kenda Rubber Industrial Co Ltd	32,178	45,386
King Slide Works Co Ltd	2,000	27,255
King Yuan Electronics Co Ltd	55,000	54,067
King’s Town Bank Co Ltd	57,000	60,235
Kinsus Interconnect Technology Corp	12,000	28,286
Largan Precision Co Ltd	5,000	882,075
LCY Chemical Corp	24,000	32,028
Lite-On Technology Corp	156,855	224,686
Makalot Industrial Co Ltd	5,174	22,664
MediaTek Inc	37,020	348,354
Mega Financial Holding Co Ltd	490,725	384,112
Merida Industry Co Ltd	8,400	36,664
Micro-Star International Co Ltd	32,000	69,023
Nan Ya Plastics Corp	156,394	385,914
Nanya Technology Corp	46,162	131,006
Nien Made Enterprise Co Ltd	8,000	82,149
Novatek Microelectronics Corp	32,000	120,543
Pegatron Corp	168,090	437,676
Phison Electronics Corp	8,000	95,104
Pou Chen Corp	191,000	240,144
Powertech Technology Inc	55,300	159,824
Poya International Co Ltd	4,080	48,825
President Chain Store Corp	32,000	270,082
Qisda Corp	106,000	74,977
Quanta Computer Inc	140,000	322,993
Radiant Opto-Electronics Corp	14,669	34,442
Realtek Semiconductor Corp	24,300	83,948
Ruentex Development Co Ltd *	33,214	30,502
Ruentex Industries Ltd *	25,236	37,473
Shin Kong Financial Holding Co Ltd	555,591	166,710
Siliconware Precision Industries Co Ltd	101,923	163,053
Simplo Technology Co Ltd	9,000	47,852
SinoPac Financial Holdings Co Ltd	738,119	221,190
St Shine Optical Co Ltd	2,000	42,441
Standard Foods Corp	10,884	26,574
Synnex Technology International Corp	60,850	73,128
Taichung Commercial Bank Co Ltd	36,200	11,525
TaiMed Biologics Inc *	4,000	25,399
Taishin Financial Holding Co Ltd	628,169	270,693
Taiwan Business Bank	215,767	58,819
Taiwan Cement Corp	293,693	327,899
Taiwan Cooperative Financial Holding Co Ltd	409,594	211,616
Taiwan Fertilizer Co Ltd	50,000	64,793
Taiwan Glass Industry Corp *	87,123	44,472
Taiwan High Speed Rail Corp	55,000	43,669
Taiwan Mobile Co Ltd	56,400	201,019
Taiwan Secom Co Ltd	12,000	35,220
Taiwan Semiconductor Manufacturing Co Ltd	1,043,779	7,476,021
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,752	1,004,538
Teco Electric & Machinery Co Ltd	129,000	115,694
Tong Yang Industry Co Ltd	23,000	47,027

	Shares	Value
TPK Holding Co Ltd *	24,000	$77,682
Transcend Information Inc	12,000	33,968
Tripod Technology Corp	31,000	107,548
TSRC Corp	9,450	9,989
Uni-President Enterprises Corp	297,994	624,816
United Microelectronics Corp	1,492,000	747,521
Vanguard International Semiconductor Corp	70,000	120,899
Walsin Lihwa Corp	196,000	89,713
Wan Hai Lines Ltd	46,000	28,094
Win Semiconductors Corp	21,202	136,288
Winbond Electronics Corp	181,000	158,069
Wistron Corp	221,333	177,507
WPG Holdings Ltd	88,000	117,297
Yageo Corp	17,900	124,674
Yuanta Financial Holding Co Ltd	486,169	209,632
Yulon Motor Co Ltd	74,000	63,374
Zhen Ding Technology Holding Ltd	38,000	77,234

		29,872,325

Thailand - 2.7%

Advanced Info Service PCL	51,900	297,397
Airports of Thailand PCL	215,900	381,952
Bangchak Corp PCL	49,300	59,266
Bangkok Bank PCL NVDR	8,200	45,913
Bangkok Dusit Medical Services PCL	181,800	111,838
Bangkok Expressway & Metro PCL	68,000	16,438
Bangkok Life Assurance PCL	18,480	24,797
Bangkok Life Assurance PCL NVDR	12,100	16,236
Banpu PCL	115,550	61,102
Berli Jucker PCL	25,300	40,083
BTS Group Holdings PCL	134,100	34,417
Bumrungrad Hospital PCL	15,500	99,925
Central Pattana PCL	48,200	112,732
Central Plaza Hotel PCL	49,000	65,750
CH Karnchang PCL	20,900	17,572
Charoen Pokphand Foods PCL	226,500	182,030
CP ALL PCL	146,900	289,615
Delta Electronics Thailand PCL	20,600	54,001
Electricity Generating PCL	8,100	57,076
Energy Absolute PCL	62,000	71,246
Global Power Synergy PCL	34,000	47,195
Glow Energy PCL	29,600	79,214
Home Product Center PCL	243,359	87,565
Indorama Ventures PCL	60,900	77,277
Intouch Holdings PCL	21,900	37,776
Intouch Holdings PCL NVDR	19,600	33,809
IRPC PCL	342,100	64,728
Jasmine International PCL	87,900	21,633
Kasikornbank PCL	33,600	215,909
Kasikornbank PCL NVDR	6,200	38,558
KCE Electronics PCL	12,600	37,782
Kiatnakin Bank PCL	15,600	32,663
Krung Thai Bank PCL	213,675	120,608
Land & Houses PCL	63,480	19,010
Land & Houses PCL NVDR	112,300	33,336
Minor International PCL	68,680	83,919
MK Restaurants Group PCL	9,400	17,123
Muangthai Leasing PCL	33,900	35,889
Pruksa Holding PCL	44,600	31,427
PTT Exploration & Production PCL	74,641	200,621
PTT Global Chemical PCL	76,400	176,587
PTT PCL	55,500	678,981
Ratchaburi Electricity Generating Holding PCL	27,000	43,516
Siam City Cement PCL	4,648	39,342
Siam Global House PCL	43,800	21,175
Star Petroleum Refining PCL	114,900	60,981
Thai Oil PCL	59,600	165,307
Thai Union Group PCL	90,800	54,453
Thanachart Capital PCL	14,900	21,801

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
The Siam Cement PCL	12,400	$186,885
The Siam Commercial Bank PCL	43,000	197,271
Tisco Financial Group PCL	10,200	23,575
TMB Bank PCL	932,100	70,509
Total Access Communication PCL *	70,100	119,947
True Corp PCL *	251,032	45,999

		5,261,757

Turkey - 1.3%

Akbank Turk AS	56,126	148,120
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	47,682
Arcelik AS	12,735	81,218
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	42,254
BIM Birlesik Magazalar AS	11,189	233,295
Coca-Cola Icecek AS	5,966	62,315
Enka Insaat ve Sanayi AS	21,155	30,770
Eregli Demir ve Celik Fabrikalari TAS	69,162	150,079
Ford Otomotiv Sanayi AS	2,270	29,049
KOC Holding AS	23,378	107,243
Petkim Petrokimya Holding AS	40,528	68,006
TAV Havalimanlari Holding AS	11,271	55,853
Tofas Turk Otomobil Fabrikasi AS	6,770	58,658
Tupras Turkiye Petrol Rafinerileri AS	6,698	228,578
Turk Hava Yollari AO *	35,219	86,474
Turk Telekomunikasyon AS *	33,335	63,576
Turkcell Iletisim Hizmetleri AS	31,724	112,827
Turkcell Iletisim Hizmetleri AS ADR	4,700	41,454
Turkiye Garanti Bankasi AS	96,060	260,999
Turkiye Halk Bankasi AS	44,303	150,677
Turkiye Is Bankasi ‘C’	120,436	229,160
Turkiye Sise ve Cam Fabrikalari AS	33,408	38,443
Turkiye Vakiflar Bankasi TAO ‘D’	55,300	97,353
Ulker Biskuvi Sanayi AS	6,186	33,594
Yapi ve Kredi Bankasi AS *	61,628	74,771

		2,532,448

United States - 0.1%

Yum China Holdings Inc *	2,846	113,755

Total Common Stocks (Cost $160,517,081)		190,095,855

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $640,186; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $656,483)	$640,180	640,180

Total Short-Term Investment (Cost $640,180)		640,180

TOTAL INVESTMENTS - 99.7% (Cost $165,969,124)		196,918,401

OTHER ASSETS & LIABILITIES, NET - 0.3%		530,662

NET ASSETS - 100.0%		$197,449,063

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.6%
Technology	15.2%
Communications	13.9%
Consumer, Non-Cyclical	9.9%
Consumer, Cyclical	9.0%
Industrial	8.5%
Basic Materials	7.4%
Energy	6.9%
Others (each less than 3.0%)	4.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Investments with a total aggregate value of $42,228 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,695	$-	$2,695	$-
	Preferred Stocks	6,179,671	6,179,671	-	-
	Common Stocks
	Brazil	10,151,688	10,151,688	-	-
	Chile	2,583,923	1,905,569	678,354	-
	China	34,223,733	7,799,773	26,381,732	42,228
	Colombia	777,403	777,403	-	-
	Czech Republic	394,469	203,886	190,583	-
	Egypt	198,508	198,508	-	-
	Greece	340,960	209,911	131,049	-
	Hong Kong	967,204	71,816	895,388	-
	Hungary	1,052,531	-	1,052,531	-
	India	23,248,315	462,686	22,785,629	-
	Indonesia	5,437,474	1,157,350	4,280,124	-
	Malaysia	5,367,026	1,380,448	3,986,578	-
	Mexico	9,563,091	9,563,091	-	-
	Peru	479,479	479,479	-	-
	Philippines	2,685,364	767,738	1,917,626	-
	Poland	3,399,403	690,490	2,708,913	-
	Romania	101,901	101,901	-	-
	Russia	3,196,795	217,905	2,978,890	-
	South Africa	14,493,354	3,317,775	11,175,579	-
	South Korea	33,652,949	1,414,356	32,238,593	-
	Taiwan	29,872,325	1,304,988	28,567,337	-
	Thailand	5,261,757	49,572	5,212,185	-
	Turkey	2,532,448	41,454	2,490,994	-
	United States	113,755	113,755	-	-

	Total Common Stocks	190,095,855	42,381,542	147,672,085	42,228

	Short-Term Investment	640,180	-	640,180	-

	Total	$196,918,401	$48,561,213	$148,314,960	$42,228

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$3,029,548	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor Unadjusted Exchange-Traded Price
19,608,846	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
41,628	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,080	$185,404
FUCHS PETROLUB SE	2,285	135,318
Henkel AG & Co KGaA	3,278	446,603
Porsche Automobil Holding SE	5,283	338,016
Sartorius AG	1,164	111,382
Schaeffler AG	5,314	85,744
Volkswagen AG	6,128	1,000,426

		2,302,893

Total Preferred Stocks (Cost $2,696,442)		2,302,893

COMMON STOCKS - 98.6%

Australia - 5.8%

Adelaide Brighton Ltd	9,208	42,207
AGL Energy Ltd	16,027	294,298
Alumina Ltd	88,254	152,943
Amcor Ltd	34,427	411,759
AMP Ltd	152,550	579,274
Ansell Ltd	2,846	49,873
APA Group >>	28,250	185,316
Aristocrat Leisure Ltd	19,004	313,899
ASX Ltd	3,271	134,818
Aurizon Holdings Ltd	58,561	225,670
AusNet Services	53,895	71,516
Australia & New Zealand Banking Group Ltd	68,191	1,588,412
Bank of Queensland Ltd	17,992	183,607
Bendigo & Adelaide Bank Ltd	24,762	226,081
BHP Billiton Ltd	65,587	1,330,090
BHP Billiton Ltd ADR	19,271	781,054
BHP Billiton PLC	2,178	38,433
BHP Billiton PLC ADR	25,431	901,529
BlueScope Steel Ltd	39,612	342,189
Boral Ltd	51,638	275,330
Brambles Ltd	41,096	290,879
Caltex Australia Ltd	10,463	263,996
Challenger Ltd	9,946	97,493
CIMIC Group Ltd	4,087	142,030
Coca-Cola Amatil Ltd	27,130	164,681
Cochlear Ltd	1,941	242,788
Commonwealth Bank of Australia	45,620	2,701,306
Computershare Ltd	17,558	199,762
Crown Resorts Ltd	12,942	115,078
CSL Ltd	13,320	1,402,238
Domino’s Pizza Enterprises Ltd	2,060	74,218
Downer EDI Ltd	13,457	71,708
Evolution Mining Ltd	69,341	120,026
Flight Centre Travel Group Ltd	1,420	50,257
Fortescue Metals Group Ltd	104,807	424,441
Harvey Norman Holdings Ltd	31,468	95,985
Incitec Pivot Ltd	75,555	214,057
Insurance Australia Group Ltd	44,467	222,708
LendLease Group >>	6,160	86,790
Macquarie Group Ltd	11,265	806,529
Magellan Financial Group Ltd	2,423	46,815
Medibank Pvt Ltd	88,784	203,704
National Australia Bank Ltd	61,538	1,525,706
Newcrest Mining Ltd	24,779	407,856
Oil Search Ltd	43,857	241,971
Orica Ltd	15,261	237,552
Origin Energy Ltd *	65,924	388,243
Qantas Airways Ltd	30,322	138,884
QBE Insurance Group Ltd	37,230	293,505
Qube Holdings Ltd	17,594	34,176
Ramsay Health Care Ltd	4,437	217,099

	Shares	Value
REA Group Ltd	2,211	$116,461
Santos Ltd *	90,304	286,364
SEEK Ltd	8,240	107,591
Sonic Healthcare Ltd	8,448	138,824
South32 Ltd	131,697	340,701
South32 Ltd ADR	19,283	248,558
Spark Infrastructure Group >>	56,692	112,207
Suncorp Group Ltd	35,517	364,690
Sydney Airport >>	23,355	130,427
Tabcorp Holdings Ltd	13,139	44,044
Tatts Group Ltd	45,475	142,268
Telstra Corp Ltd	118,771	325,368
The Star Entertainment Group Ltd	39,197	161,559
TPG Telecom Ltd	16,925	64,791
Transurban Group >>	43,845	409,438
Treasury Wine Estates Ltd	24,668	265,372
Vocus Group Ltd	11,360	21,342
Wesfarmers Ltd	23,426	760,491
Westpac Banking Corp	73,680	1,853,311
Westpac Banking Corp ADR	15,352	387,177
Woodside Petroleum Ltd	18,708	428,377
Woolworths Ltd	36,032	713,569

		27,073,709

Austria - 0.3%

ANDRITZ AG	2,698	155,928
Erste Group Bank AG *	11,047	477,286
OMV AG	4,483	261,360
Raiffeisen Bank International AG *	4,536	152,035
Verbund AG	1,349	31,817
voestalpine AG	4,653	237,271

		1,315,697

Belgium - 1.3%

Ageas	10,066	473,441
Anheuser-Busch InBev SA/NV	16,364	1,956,107
Anheuser-Busch InBev SA/NV ADR	6,437	767,934
Colruyt SA	3,153	161,553
KBC Group NV	8,229	698,147
Proximus SADP	7,787	268,448
Solvay SA	5,369	802,658
Telenet Group Holding NV *	2,064	136,623
UCB SA	5,625	400,884
Umicore SA	3,613	299,105

		5,964,900

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	18,857

Canada - 8.8%

Agnico Eagle Mines Ltd (NYSE)	6,998	316,380
Agnico Eagle Mines Ltd (TSE)	2,500	112,983
Agrium Inc (NYSE)	4,148	444,707
Agrium Inc (TSE)	2,451	262,671
Algonquin Power & Utilities Corp	4,900	51,798
Alimentation Couche-Tard Inc ‘B’	11,450	522,144
AltaGas Ltd	5,379	123,897
ARC Resources Ltd	13,251	182,556
Atco Ltd ‘I’	4,696	172,372
B2Gold Corp *	39,300	108,349
Bank of Montreal (NYSE)	13,242	1,002,552
Bank of Montreal (TSE)	7,130	539,600
Barrick Gold Corp (NYSE)	2,090	33,628
Barrick Gold Corp (TSE)	24,241	390,110
BCE Inc (TSE)	5,405	253,237
BlackBerry Ltd (NASDAQ) *	8,179	91,441
BlackBerry Ltd (TSE) *	7,925	88,602
Bombardier Inc ‘B’ *	82,400	149,248
Brookfield Asset Management Inc ‘A’	19,712	813,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
CAE Inc (NYSE)	2,538	$44,491
CAE Inc (TSE)	13,000	227,441
Cameco Corp (NYSE)	11,761	113,729
Cameco Corp (TSE)	4,548	43,922
Canadian Imperial Bank of Commerce (NYSE)	3,140	274,813
Canadian Imperial Bank of Commerce (TSE)	7,640	668,450
Canadian National Railway Co (NYSE)	10,603	878,459
Canadian National Railway Co (TSE)	10,212	846,096
Canadian Natural Resources Ltd (NYSE)	1,584	53,048
Canadian Natural Resources Ltd (TSE)	19,058	638,296
Canadian Pacific Railway Ltd (NYSE)	1,851	311,024
Canadian Pacific Railway Ltd (TSE)	1,900	319,136
Canadian Tire Corp Ltd ‘A’	3,325	413,949
Canadian Utilities Ltd ‘A’	3,732	115,901
CCL Industries Inc ‘B’	6,000	290,347
Cenovus Energy Inc (NYSE)	29,993	300,530
CGI Group Inc ‘A’ (NYSE) *	5,493	284,922
CGI Group Inc ‘A’ (TSE) *	3,600	186,672
CI Financial Corp	9,000	196,842
Cogeco Communications Inc	1,100	81,124
Constellation Software Inc	700	381,902
Crescent Point Energy Corp (NYSE)	14,090	113,424
Crescent Point Energy Corp (TSE)	14,010	112,507
Dollarama Inc	3,523	385,490
Element Fleet Management Corp	12,100	89,701
Emera Inc	1,500	56,814
Empire Co Ltd ‘A’	8,824	156,148
Enbridge Inc (NYSE)	22,462	939,810
Enbridge Inc (TSE)	13,191	551,004
Enbridge Income Fund Holdings Inc	4,500	115,913
Encana Corp (NYSE)	26,068	307,081
Encana Corp (TSE)	5,389	63,446
Fairfax Financial Holdings Ltd	1,072	557,870
Finning International Inc	4,756	108,747
First Capital Realty Inc	8,300	130,911
Fortis Inc	8,092	290,411
Franco-Nevada Corp (NYSE)	1,980	153,410
Franco-Nevada Corp (TSE)	350	27,114
George Weston Ltd	2,100	182,861
Gildan Activewear Inc (NYSE)	4,281	133,910
Gildan Activewear Inc (TSE)	2,800	87,495
Goldcorp Inc (NYSE)	24,192	313,528
Goldcorp Inc (TSE)	12,030	156,190
Great-West Lifeco Inc	7,700	221,604
Husky Energy Inc *	14,919	186,764
Hydro One Ltd ~	6,700	121,999
IGM Financial Inc	4,900	164,701
Imperial Oil Ltd (ASE)	4,702	150,182
Imperial Oil Ltd (TSE)	3,750	119,796
Industrial Alliance Insurance & Financial Services Inc	6,521	295,281
Intact Financial Corp	2,950	243,684
Inter Pipeline Ltd	13,327	276,099
Keyera Corp	6,200	189,516
Kinross Gold Corp *	103,159	437,356
Linamar Corp	3,222	196,612
Loblaw Cos Ltd	5,255	286,809
Lundin Mining Corp	46,600	319,692
Magna International Inc (NYSE)	9,069	484,103
Magna International Inc (TSE)	6,400	341,556
Manulife Financial Corp (NYSE)	26,269	532,998
Manulife Financial Corp (TSE)	24,104	488,938
Maple Leaf Foods Inc	4,800	130,834
Methanex Corp (NASDAQ)	1,604	80,681
Methanex Corp (TSE)	1,400	70,351
Metro Inc	8,799	302,597
National Bank of Canada	13,120	631,421
New Flyer Industries Inc	1,200	49,539

	Shares	Value
Northland Power Inc	5,500	$102,088
Onex Corp	2,700	208,361
Open Text Corp (NASDAQ)	5,166	166,810
Open Text Corp (TSE)	2,400	77,439
Pan American Silver Corp	2,796	47,672
Parkland Fuel Corp	1,900	38,647
Pembina Pipeline Corp (NYSE)	5,907	207,336
Pembina Pipeline Corp (TSE)	2,915	102,279
Peyto Exploration & Development Corp	5,000	81,747
Potash Corp of Saskatchewan Inc (NYSE)	14,377	276,613
PrairieSky Royalty Ltd	806	20,626
Quebecor Inc ‘B’	4,200	157,834
Restaurant Brands International Inc (TSE)	5,988	382,579
Ritchie Bros Auctioneers Inc (NYSE)	1,008	31,873
Ritchie Bros Auctioneers Inc (TSE)	804	25,420
Rogers Communications Inc ‘B’ (NYSE)	5,998	309,137
Rogers Communications Inc ‘B’ (TSE)	5,500	283,606
Royal Bank of Canada (NYSE)	17,359	1,342,719
Royal Bank of Canada (TSE)	21,654	1,675,397
Saputo Inc	8,700	301,144
Seven Generations Energy Ltd ‘A’ *	5,382	85,146
Shaw Communications Inc ‘B’ (NYSE)	10,956	252,098
Shaw Communications Inc ‘B’ (TSE)	8,335	191,850
Shopify Inc ‘A’ *	599	69,777
SNC-Lavalin Group Inc	4,027	181,994
Stantec Inc (NYSE)	4,283	118,853
Sun Life Financial Inc (NYSE)	8,280	329,710
Sun Life Financial Inc (TSE)	7,061	281,195
Suncor Energy Inc (NYSE)	17,032	596,631
Suncor Energy Inc (TSE)	23,599	827,076
Teck Resources Ltd ‘B’ (NYSE)	18,278	385,483
Teck Resources Ltd ‘B’ (TSE)	8,150	171,589
TELUS Corp	4,800	172,650
The Bank of Nova Scotia (NYSE)	11,295	725,704
The Bank of Nova Scotia (TSE)	18,313	1,177,081
The Jean Coutu Group PJC Inc ‘A’	3,100	60,373
The Toronto-Dominion Bank (NYSE)	18,542	1,043,358
The Toronto-Dominion Bank (TSE)	22,268	1,253,718
Thomson Reuters Corp (NYSE)	1,579	72,444
Thomson Reuters Corp (TSE)	5,700	261,531
TMX Group Ltd	700	39,551
Toromont Industries Ltd	863	39,576
Tourmaline Oil Corp *	10,188	207,148
TransAlta Renewables Inc	1,100	12,139
TransCanada Corp (NYSE)	12,935	639,377
TransCanada Corp (TSE)	8,563	423,226
Trisura Group Ltd *	115	2,456
Turquoise Hill Resources Ltd (TSE) *	47,360	146,511
Veresen Inc	12,600	189,038
Vermilion Energy Inc (NYSE)	1,620	57,640
Vermilion Energy Inc (TSE)	1,433	50,934
Waste Connections Inc	5,875	411,015
West Fraser Timber Co Ltd	4,115	237,451
Wheaton Precious Metals Corp (NYSE)	9,007	171,944
Wheaton Precious Metals Corp (TSE)	5,710	108,914
Whitecap Resources Inc	5,400	41,980
Winpak Ltd	500	20,573
WSP Global Inc	3,048	126,806
Yamana Gold Inc	38,177	100,969

		40,813,018

Chile - 0.0%

Antofagasta PLC	11,715	149,226

China - 0.1%

BOC Hong Kong Holdings Ltd	90,500	440,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Denmark - 1.6%

AP Moller - Maersk AS ‘A’	111	$204,347
AP Moller - Maersk AS ‘B’	157	298,938
Bakkafrost P/F	1,531	70,336
Carlsberg AS ‘B’	2,860	313,839
Chr Hansen Holding AS	2,673	229,457
Coloplast AS ‘B’	3,293	267,741
Danske Bank AS	16,850	675,240
DSV AS	5,852	443,324
Genmab AS *	1,082	239,279
H Lundbeck AS	2,530	146,264
ISS AS	6,234	251,331
Jyske Bank AS	2,782	160,834
Novo Nordisk AS ‘B’	30,851	1,483,277
Novo Nordisk AS ADR	19,216	925,250
Novozymes AS ‘B’	6,865	352,639
Pandora AS	4,514	446,309
Tryg AS	4,263	98,566
Vestas Wind Systems AS	5,459	490,686
William Demant Holding AS *	4,771	126,139

		7,223,796

Finland - 1.0%

Elisa OYJ	5,094	219,447
Fortum OYJ	19,616	391,967
Kone OYJ ‘B’	8,875	470,457
Neste OYJ	6,672	291,596
Nokia OYJ ADR	17,556	104,985
Nokia OYJ (OMXH)	93,467	561,597
Nokia OYJ (XPAR)	20,544	123,011
Orion OYJ ‘A’	326	15,175
Orion OYJ ‘B’	4,152	192,786
Sampo OYJ ‘A’	9,906	524,270
Stora Enso OYJ ‘R’	33,257	470,426
UPM-Kymmene OYJ	33,682	913,830
Wartsila OYJ Abp	4,961	351,218

		4,630,765

France - 9.0%

Accor SA	4,238	210,771
Aeroports de Paris	1,553	251,050
Air Liquide SA	10,619	1,416,104
Airbus SE	19,633	1,868,966
Alstom SA	5,590	237,509
Amundi SA ~	1,747	145,257
Arkema SA	3,400	417,186
Atos SE	3,654	566,765
AXA SA	44,519	1,345,904
BioMerieux	1,161	94,509
BNP Paribas SA	27,313	2,203,497
Bollore SA	31,722	158,629
Bouygues SA	10,202	484,298
Bureau Veritas SA	9,162	236,447
Capgemini SE	3,534	414,272
Carrefour SA	26,096	526,808
Casino Guichard Perrachon SA	1,625	96,374
Christian Dior SE	1,936	620,112
Cie de Saint-Gobain	10,560	629,165
Cie Generale des Etablissements Michelin	8,360	1,219,736
CNP Assurances	8,201	192,258
Credit Agricole SA	30,807	560,814
Danone SA	14,918	1,171,717
Dassault Aviation SA	45	72,815
Dassault Systemes SE	3,577	361,895
Eiffage SA	3,449	357,190
Electricite de France SA	29,700	360,716
Engie SA	45,847	778,547
Essilor International SA	5,143	637,411
Eutelsat Communications SA	1,831	54,202

	Shares	Value
Faurecia	3,757	$260,720
Groupe Eurotunnel SE	11,079	133,562
Hermes International	803	405,137
Iliad SA	969	257,564
Imerys SA	1,696	153,243
Ingenico Group SA	1,594	151,117
Ipsen SA	947	126,001
JCDecaux SA	2,322	87,055
Kering	1,560	621,453
L’Oreal SA	6,245	1,324,212
Legrand SA	6,228	449,475
LVMH Moet Hennessy Louis Vuitton SE	7,769	2,147,641
Natixis SA	27,836	222,770
Orange SA	61,482	1,006,703
Orange SA ADR	5,000	82,100
Orpea	1,368	162,150
Pernod Ricard SA	4,052	560,531
Peugeot SA	35,656	848,797
Publicis Groupe SA	5,778	404,212
Renault SA	8,211	806,792
Safran SA	8,683	887,308
Sanofi	25,339	2,522,412
Sartorius Stedim Biotech	804	55,728
Schneider Electric SE (XPAR) *	11,621	1,011,969
SCOR SE	7,049	295,628
SEB SA	895	164,252
SFR Group SA *	2,112	86,160
Societe BIC SA	847	101,530
Societe Generale SA	19,204	1,125,381
Sodexo SA	2,695	335,961
Suez	14,604	266,652
Teleperformance	2,327	347,162
Thales SA	3,703	419,366
TOTAL SA	55,334	2,971,128
Valeo SA	8,277	614,160
Veolia Environnement SA	13,766	318,104
Vinci SA	13,793	1,310,516
Vivendi SA	22,651	573,836
Zodiac Aerospace	6,374	184,281

		41,493,693

Germany - 7.9%

adidas AG	4,422	1,001,436
Allianz SE	9,807	2,202,523
Axel Springer SE	2,220	142,784
BASF SE	24,367	2,595,968
Bayer AG	22,157	3,026,719
Bayerische Motoren Werke AG	11,336	1,150,539
Beiersdorf AG	2,224	239,449
Brenntag AG	4,585	255,595
Commerzbank AG *	36,429	496,800
Continental AG	2,965	753,019
Covestro AG ~	4,587	394,714
Daimler AG (XETR)	27,472	2,192,953
Deutsche Bank AG (NYSE)	29,616	511,765
Deutsche Bank AG (XETR)	22,637	391,863
Deutsche Boerse AG	3,939	427,659
Deutsche Lufthansa AG	18,495	514,325
Deutsche Post AG	26,145	1,165,395
Deutsche Telekom AG	86,392	1,613,310
Deutsche Telekom AG ADR	11,200	208,992
Deutsche Wohnen SE	9,153	388,989
E.ON SE	89,873	1,018,840
Evonik Industries AG	5,622	201,001
Fielmann AG	616	53,414
Fraport AG Frankfurt Airport Services Worldwide	1,913	181,824
Fresenius Medical Care AG & Co KGaA	4,293	419,711
Fresenius Medical Care AG & Co KGaA ADR	4,434	216,778

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Fresenius SE & Co KGaA	10,730	$867,734
FUCHS PETROLUB SE	1,176	60,372
GEA Group AG	5,589	254,431
Hannover Rueck SE	1,786	215,405
HeidelbergCement AG	5,289	544,289
Henkel AG & Co KGaA	2,155	262,416
HOCHTIEF AG	807	136,305
Infineon Technologies AG	26,832	676,499
Innogy SE ~	3,093	137,791
KION Group AG	4,342	415,943
LANXESS AG	4,121	325,440
LEG Immobilien AG	1,281	129,714
Linde AG	4,906	1,020,192
MAN SE	926	104,531
Merck KGaA	2,995	333,563
METRO AG *	7,789	164,646
MTU Aero Engines AG	1,831	292,397
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,624	775,630
OSRAM Licht AG	3,193	255,023
ProSiebenSat.1 Media SE	5,843	199,392
Rational AG	81	55,755
RWE AG *	23,245	528,823
SAP SE	15,554	1,705,422
SAP SE ADR	5,104	559,654
Siemens AG	16,345	2,306,432
Symrise AG	3,973	302,048
Talanx AG *	2,345	94,877
Telefonica Deutschland Holding AG	25,888	145,481
thyssenkrupp AG	10,432	309,829
TUI AG	16,172	274,427
Uniper SE	8,951	245,657
United Internet AG	4,600	286,731
Volkswagen AG	1,609	272,161
Vonovia SE	9,267	394,661
Wacker Chemie AG	216	31,014
Wirecard AG	2,004	183,585
Zalando SE * ~	1,905	95,617

		36,730,252

Hong Kong - 2.9%

AIA Group Ltd	309,600	2,292,061
ASM Pacific Technology Ltd	7,900	114,113
Cathay Pacific Airways Ltd *	43,000	65,145
Chinese Estates Holdings Ltd	5,500	9,522
Chow Tai Fook Jewellery Group Ltd	31,200	37,468
CK Asset Holdings Ltd	61,280	509,441
CK Hutchison Holdings Ltd	71,280	912,974
CK Infrastructure Holdings Ltd	19,000	163,800
CLP Holdings Ltd	39,000	400,398
Dairy Farm International Holdings Ltd	8,700	66,928
First Pacific Co Ltd	44,000	35,178
Galaxy Entertainment Group Ltd	64,000	452,445
Haitong International Securities Group Ltd	75,394	43,627
Hang Lung Group Ltd	48,000	172,853
Hang Lung Properties Ltd	99,000	235,701
Hang Seng Bank Ltd	18,000	440,058
Henderson Land Development Co Ltd	32,957	219,210
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	66,161
HKT Trust & HKT Ltd >>	208,000	252,691
Hong Kong & China Gas Co Ltd	198,562	374,156
Hong Kong Exchanges & Clearing Ltd	32,441	876,169
Hongkong Land Holdings Ltd	29,700	214,156
Hopewell Holdings Ltd	4,500	17,550
Hutchison Port Holdings Trust	211,000	90,943
Hysan Development Co Ltd	29,000	136,824
I-CABLE Communications Ltd *	49,844	1,638
Kerry Properties Ltd	30,000	124,607
Kingston Financial Group Ltd	146,000	74,640

	Shares	Value
Li & Fung Ltd	300,000	$150,819
Melco International Development Ltd	43,000	124,566
Melco Resorts & Entertainment Ltd ADR	5,670	136,760
MTR Corp Ltd	37,090	217,170
New World Development Co Ltd	239,027	344,897
NWS Holdings Ltd	61,533	120,277
Orient Overseas International Ltd	9,500	89,353
PCCW Ltd	143,000	77,619
Power Assets Holdings Ltd	31,000	269,082
Sands China Ltd	60,000	313,806
Shangri-La Asia Ltd (XHKG)	56,666	105,176
Sino Land Co Ltd	133,609	235,551
SJM Holdings Ltd	73,000	67,062
Sun Hung Kai Properties Ltd	34,492	561,883
Swire Pacific Ltd ‘A’	27,000	262,859
Swire Pacific Ltd ‘B’	40,000	69,440
Swire Properties Ltd	27,000	91,695
Techtronic Industries Co Ltd	50,500	270,331
The Bank of East Asia Ltd	41,193	178,554
The Wharf Holdings Ltd	34,000	304,170
VTech Holdings Ltd	5,100	74,580
WH Group Ltd ~	382,000	406,831
Wheelock & Co Ltd	32,000	225,884
Xinyi Glass Holdings Ltd *	84,000	83,254
Yue Yuen Industrial Holdings Ltd	43,500	165,975

		13,348,051

Ireland - 0.6%

Bank of Ireland Group PLC *	41,467	339,638
CRH PLC	1,776	67,566
CRH PLC ADR	19,049	721,195
Glanbia PLC	8,299	156,447
James Hardie Industries PLC CDI	14,694	205,091
Kerry Group PLC ‘A’	5,216	500,545
Kingspan Group PLC	635	27,003
Paddy Power Betfair PLC	2,425	241,957
Smurfit Kappa Group PLC	10,216	319,969

		2,579,411

Israel - 0.4%

Azrieli Group Ltd	1,350	75,084
Bank Hapoalim BM	53,265	372,729
Bank Leumi Le-Israel BM	84,641	449,826
Bezeq The Israeli Telecommunication Corp Ltd	72,852	104,101
Delek Group Ltd	297	56,007
Elbit Systems Ltd	906	133,201
Frutarom Industries Ltd	1,082	83,228
Israel Chemicals Ltd	27,171	120,966
Melisron Ltd	708	34,296
Mizrahi Tefahot Bank Ltd	9,252	165,930
Nice Ltd ADR	1,300	105,703
Strauss Group Ltd	1,338	25,163
Teva Pharmaceutical Industries Ltd	275	4,893
Teva Pharmaceutical Industries Ltd ADR	17,858	314,301
Tower Semiconductor Ltd *	1,324	40,713

		2,086,141

Italy - 1.8%

Assicurazioni Generali SPA	40,571	756,702
Atlantia SPA	11,158	352,567
Banca Mediolanum SPA	4,790	41,931
Davide Campari-Milano SPA	13,855	100,645
Enel SPA	199,232	1,200,235
Eni SPA	47,412	785,223
Eni SPA ADR	5,807	192,038
Ferrari NV	3,626	401,211
GEDI Gruppo Editoriale SPA *	3,322	2,945
Intesa Sanpaolo SPA	272,889	966,111
Leonardo SPA	15,284	286,577

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Luxottica Group SPA	4,744	$265,472
Mediobanca SPA	23,557	253,153
Moncler SPA	945	27,304
Poste Italiane SPA ~	18,503	136,307
PRADA SPA	17,300	60,590
Prysmian SPA	2,479	83,759
Recordati SPA	2,349	108,399
Snam SPA	70,777	341,078
Telecom Italia SPA *	664,411	623,241
Telecom Italia SPA ADR *	2,600	24,440
Terna Rete Elettrica Nazionale SPA	44,265	258,643
UniCredit SPA *	52,337	1,116,856
UnipolSai Assicurazioni SPA	34,931	81,681

		8,467,108

Japan - 22.7%

ABC-Mart Inc	900	47,540
Acom Co Ltd *	10,400	40,351
Advantest Corp	3,700	69,371
Aeon Co Ltd	24,200	357,689
AEON Financial Service Co Ltd	4,900	102,507
Aeon Mall Co Ltd	2,370	42,189
Ain Holdings Inc	700	48,268
Air Water Inc	12,000	221,576
Aisin Seiki Co Ltd	7,400	390,148
Ajinomoto Co Inc	15,600	304,428
Alfresa Holdings Corp	5,700	104,426
Alps Electric Co Ltd	9,300	245,787
Amada Holdings Co Ltd	10,800	118,577
ANA Holdings Inc	4,300	162,880
Aoyama Trading Co Ltd	2,100	75,149
Aozora Bank Ltd	4,000	152,294
Asahi Glass Co Ltd	9,000	334,287
Asahi Group Holdings Ltd	10,000	404,387
Asahi Intecc Co Ltd	1,000	52,163
Asahi Kasei Corp	47,000	579,156
Asics Corp	5,600	83,522
Astellas Pharma Inc	57,700	734,379
Azbil Corp	1,600	68,679
Bandai Namco Holdings Inc	7,200	247,355
Benesse Holdings Inc	2,400	86,590
Bridgestone Corp	19,600	889,913
Brother Industries Ltd	11,400	265,800
Calbee Inc	2,100	73,755
Canon Inc	16,000	547,535
Canon Inc ADR	8,682	297,966
Canon Marketing Japan Inc	3,800	90,885
Casio Computer Co Ltd	6,300	88,865
Central Japan Railway Co	3,400	596,665
Chubu Electric Power Co Inc	17,400	216,244
Chugai Pharmaceutical Co Ltd	4,900	203,625
Citizen Watch Co Ltd	13,200	91,023
Coca-Cola Bottlers Japan Inc	4,075	131,988
COMSYS Holdings Corp	4,300	102,712
Concordia Financial Group Ltd	53,300	263,620
Cosmos Pharmaceutical Corp	300	66,971
Credit Saison Co Ltd	6,300	130,723
CyberAgent Inc	5,200	151,852
Dai Nippon Printing Co Ltd	11,000	263,795
Dai-ichi Life Holdings Inc	27,400	491,490
Daicel Corp	15,400	185,689
Daido Steel Co Ltd	1,000	59,405
Daifuku Co Ltd	2,200	108,490
Daiichi Sankyo Co Ltd	12,800	288,854
Daiichikosho Co Ltd	2,400	114,921
Daikin Industries Ltd	6,700	678,526
Daito Trust Construction Co Ltd	1,900	346,147
Daiwa House Industry Co Ltd	15,700	542,317
Daiwa Securities Group Inc	58,000	328,791
DeNA Co Ltd	4,800	107,665

	Shares	Value
Denka Co Ltd	4,200	$138,530
Denso Corp	9,900	501,043
Dentsu Inc	5,100	224,033
DIC Corp	7,600	275,580
Disco Corp	900	183,425
DMG Mori Co Ltd	1,800	32,369
Don Quijote Holdings Co Ltd	3,600	134,560
Dowa Holdings Co Ltd	3,200	117,532
East Japan Railway Co	7,600	701,543
Ebara Corp	4,200	139,536
Eisai Co Ltd	5,300	272,170
Electric Power Development Co Ltd	4,800	120,580
Ezaki Glico Co Ltd	1,700	89,736
FamilyMart UNY Holdings Co Ltd	2,917	153,673
FANUC Corp	4,000	811,014
Fast Retailing Co Ltd	1,400	412,937
FP Corp	1,100	56,243
Fuji Electric Co Ltd	29,000	160,912
Fuji Oil Holdings Inc	1,700	44,383
FUJIFILM Holdings Corp	8,900	345,777
Fujikura Ltd	14,000	112,516
Fujitsu General Ltd	3,000	60,716
Fujitsu Ltd	73,000	543,306
Fukuoka Financial Group Inc	33,000	152,648
Furukawa Electric Co Ltd	3,700	203,410
Glory Ltd	1,700	60,264
GMO Payment Gateway Inc	700	43,853
GungHo Online Entertainment Inc	7,100	19,207
H2O Retailing Corp	3,000	53,513
Hakuhodo DY Holdings Inc	4,200	55,299
Hamamatsu Photonics KK	4,300	130,081
Hankyu Hanshin Holdings Inc	8,400	318,915
Haseko Corp	16,600	221,517
Heiwa Corp	3,800	75,301
Hikari Tsushin Inc	700	87,817
Hino Motors Ltd	15,100	184,779
Hirose Electric Co Ltd	720	101,382
Hisamitsu Pharmaceutical Co Inc	1,300	62,474
Hitachi Capital Corp	3,900	92,814
Hitachi Chemical Co Ltd	5,600	153,668
Hitachi Construction Machinery Co Ltd	3,600	106,689
Hitachi High-Technologies Corp	2,200	79,901
Hitachi Ltd	167,000	1,177,492
Hitachi Ltd ADR	3,200	225,856
Hitachi Metals Ltd	9,100	126,816
Hitachi Transport System Ltd	3,200	74,159
Hokuhoku Financial Group Inc	4,200	67,604
Hokuriku Electric Power Co	6,600	55,398
Honda Motor Co Ltd	44,100	1,302,737
Honda Motor Co Ltd ADR	8,436	249,368
Horiba Ltd	900	50,957
Hoshizaki Corp	1,600	140,549
House Foods Group Inc	2,400	71,353
Hoya Corp	11,050	597,571
Hulic Co Ltd	10,300	100,996
Ibiden Co Ltd	6,400	102,108
Idemitsu Kosan Co Ltd	7,500	211,964
IHI Corp	6,600	230,067
Iida Group Holdings Co Ltd	8,000	142,713
Inpex Corp	7,300	77,765
Isetan Mitsukoshi Holdings Ltd	14,600	152,567
Isuzu Motors Ltd	27,400	363,293
Ito En Ltd	2,500	84,362
ITOCHU Corp	32,400	530,867
Itochu Techno-Solutions Corp	2,200	82,186
Itoham Yonekyu Holdings Inc	3,600	32,452
Izumi Co Ltd	1,500	77,006
J Front Retailing Co Ltd	11,100	153,472
Japan Airlines Co Ltd	5,900	199,723
Japan Airport Terminal Co Ltd	1,100	39,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Japan Exchange Group Inc	17,300	$306,453
Japan Tobacco Inc	30,600	1,002,791
JFE Holdings Inc	14,300	279,705
JGC Corp	7,000	113,362
JSR Corp	5,600	106,478
JTEKT Corp	12,600	174,418
JXTG Holdings Inc	96,350	496,802
K’s Holdings Corp	4,400	97,455
Kagome Co Ltd	2,300	72,159
Kajima Corp	45,333	450,584
Kakaku.com Inc	4,800	61,237
Kaken Pharmaceutical Co Ltd	1,600	81,428
Kamigumi Co Ltd	4,000	92,671
Kandenko Co Ltd	3,000	31,522
Kaneka Corp	15,000	116,550
Kansai Paint Co Ltd	5,300	133,511
Kao Corp	13,600	800,677
Kawasaki Heavy Industries Ltd	5,600	185,679
Kawasaki Kisen Kaisha Ltd *	3,100	81,654
KDDI Corp	50,700	1,336,450
Keihan Holdings Co Ltd	6,000	175,733
Keikyu Corp	9,000	182,518
Keio Corp	3,600	148,384
Keisei Electric Railway Co Ltd	3,000	83,002
Kewpie Corp	4,700	113,393
Keyence Corp	1,880	999,911
Kikkoman Corp	3,000	92,178
Kinden Corp	6,200	99,946
Kintetsu Group Holdings Co Ltd	4,300	159,968
Kirin Holdings Co Ltd	23,100	542,709
Kobayashi Pharmaceutical Co Ltd	1,400	79,357
Kobe Steel Ltd	14,500	166,058
Koito Manufacturing Co Ltd	3,600	226,062
Komatsu Ltd	20,600	583,330
Konami Holdings Corp	2,400	115,544
Konica Minolta Inc	26,900	221,015
Kose Corp	1,200	137,547
Kubota Corp	19,200	349,261
Kubota Corp ADR	1,400	127,400
Kuraray Co Ltd	17,300	323,679
Kurita Water Industries Ltd	3,700	106,931
Kyocera Corp	400	24,826
Kyocera Corp ADR	1,346	83,681
Kyowa Hakko Kirin Co Ltd	6,800	115,865
Kyudenko Corp	2,000	77,574
Kyushu Electric Power Co Inc	9,600	101,985
Kyushu Financial Group Inc	16,500	101,579
Lawson Inc	1,600	105,951
Lion Corp	7,000	127,903
LIXIL Group Corp	13,000	345,229
M3 Inc	6,800	193,877
Mabuchi Motor Co Ltd	1,100	55,109
Maeda Corp	4,000	48,931
Makita Corp	5,500	221,984
Marubeni Corp	53,300	364,369
Marui Group Co Ltd	4,800	68,713
Maruichi Steel Tube Ltd	1,600	46,582
Matsui Securities Co Ltd	3,100	23,375
Matsumotokiyoshi Holdings Co Ltd	1,900	127,265
Mazda Motor Corp	33,700	516,281
McDonald’s Holdings Co Japan Ltd	800	35,393
Mebuki Financial Group Inc	43,360	167,768
Medipal Holdings Corp	6,500	112,966
Megmilk Snow Brand Co Ltd	3,000	81,578
MEIJI Holdings Co Ltd	3,900	308,835
MINEBEA MITSUMI Inc	18,000	281,920
Miraca Holdings Inc	3,000	139,662
MISUMI Group Inc	8,600	226,671
Mitsubishi Chemical Holdings Corp	59,400	566,318
Mitsubishi Corp	34,900	811,977

	Shares	Value
Mitsubishi Electric Corp	48,400	$757,138
Mitsubishi Estate Co Ltd	26,300	457,078
Mitsubishi Gas Chemical Co Inc	8,000	187,708
Mitsubishi Heavy Industries Ltd	9,800	387,487
Mitsubishi Logistics Corp	1,500	37,321
Mitsubishi Materials Corp	6,800	235,532
Mitsubishi Motors Corp	23,300	184,474
Mitsubishi Tanabe Pharma Corp	5,700	130,855
Mitsubishi UFJ Financial Group Inc	245,100	1,593,599
Mitsubishi UFJ Financial Group Inc ADR	60,880	392,067
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	226,024
Mitsui & Co Ltd	33,400	494,016
Mitsui & Co Ltd ADR	300	88,914
Mitsui Chemicals Inc	11,000	334,592
Mitsui Fudosan Co Ltd	18,100	392,462
Mitsui Mining & Smelting Co Ltd	3,300	171,221
Mitsui OSK Lines Ltd	4,600	139,581
Miura Co Ltd	1,300	28,631
Mizuho Financial Group Inc	424,800	744,691
Mizuho Financial Group Inc ADR	78,132	277,369
MonotaRO Co Ltd	1,200	32,096
Morinaga & Co Ltd	400	22,272
MS&AD Insurance Group Holdings Inc	12,400	399,607
Murata Manufacturing Co Ltd	5,700	839,144
Nabtesco Corp	3,400	126,503
Nagoya Railroad Co Ltd	5,000	107,668
Nankai Electric Railway Co Ltd	4,200	103,958
NEC Corp	11,100	301,115
Nexon Co Ltd *	3,300	86,270
NGK Insulators Ltd	14,400	269,804
NGK Spark Plug Co Ltd	8,800	187,410
NH Foods Ltd	5,000	137,420
NHK Spring Co Ltd	17,200	185,492
Nichirei Corp	3,900	97,854
Nidec Corp	5,000	614,654
Nidec Corp ADR	6,032	185,122
Nifco Inc	2,200	134,417
Nihon Kohden Corp	2,500	54,110
Nihon M&A Center Inc	2,600	127,237
Nikon Corp	10,000	173,413
Nintendo Co Ltd	2,100	774,340
Nippo Corp	3,000	64,222
Nippon Electric Glass Co Ltd	4,200	162,809
Nippon Express Co Ltd	4,500	293,364
Nippon Kayaku Co Ltd	6,000	92,412
Nippon Paint Holdings Co Ltd	4,600	156,489
Nippon Paper Industries Co Ltd	6,000	111,628
Nippon Shinyaku Co Ltd	1,100	76,450
Nippon Shokubai Co Ltd	1,000	70,684
Nippon Steel & Sumitomo Metal Corp	19,363	445,225
Nippon Telegraph & Telephone Corp	15,700	719,385
Nippon Yusen KK *	7,400	153,992
Nipro Corp	9,300	128,372
Nishi-Nippon Railroad Co Ltd	2,000	48,162
Nissan Chemical Industries Ltd	4,000	140,767
Nissan Motor Co Ltd	85,900	850,979
Nisshin Seifun Group Inc	4,840	81,021
Nisshinbo Holdings Inc	4,000	47,345
Nissin Foods Holdings Co Ltd	1,000	60,760
Nitori Holdings Co Ltd	2,100	300,325
Nitto Denko Corp	3,800	316,963
NOF Corp	1,500	42,446
NOK Corp	4,200	93,952
Nomura Holdings Inc	66,800	374,814
Nomura Holdings Inc ADR	19,971	111,238
Nomura Real Estate Holdings Inc	7,900	168,524
Nomura Research Institute Ltd	3,982	155,509
NS Solutions Corp	900	19,862
NSK Ltd	22,600	305,124
NTN Corp	26,000	110,171

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
NTT Data Corp	22,500	$240,774
NTT DOCOMO Inc	26,500	605,704
NTT DOCOMO Inc ADR	11,400	259,806
NTT Urban Development Corp	4,100	40,823
Obayashi Corp	28,700	344,240
Obic Co Ltd	1,600	100,735
Odakyu Electric Railway Co Ltd	7,500	142,313
Oji Holdings Corp	61,000	329,374
Olympus Corp	7,300	247,369
Omron Corp	6,900	351,848
Ono Pharmaceutical Co Ltd	9,200	208,826
Oracle Corp Japan	1,100	86,462
Orient Corp	20,800	33,870
Oriental Land Co Ltd	5,100	388,822
Osaka Gas Co Ltd	8,800	163,561
Otsuka Corp	2,300	147,512
Otsuka Holdings Co Ltd	7,500	298,212
Paltac Corp	800	31,222
Panasonic Corp	52,200	757,525
Panasonic Corp ADR	13,000	188,500
Park24 Co Ltd	3,000	73,058
PeptiDream Inc *	1,800	55,637
Persol Holdings Co Ltd	3,700	86,211
Pigeon Corp	2,500	85,464
Pilot Corp	500	23,911
Pola Orbis Holdings Inc	800	24,190
Rakuten Inc	26,100	284,953
Recruit Holdings Co Ltd	29,100	630,116
Relo Group Inc	2,000	45,760
Resona Holdings Inc	71,500	367,610
Resorttrust Inc	2,100	37,579
Ricoh Co Ltd	29,800	289,780
Rinnai Corp	1,100	94,225
Rohm Co Ltd	2,900	248,845
Rohto Pharmaceutical Co Ltd	4,000	90,321
Ryohin Keikaku Co Ltd	800	235,825
Sankyo Co Ltd	1,700	54,244
Sankyu Inc	2,800	118,586
Santen Pharmaceutical Co Ltd	9,200	145,157
Sanwa Holdings Corp	9,500	109,100
Sapporo Holdings Ltd	5,100	137,484
Sawai Pharmaceutical Co Ltd	2,100	119,393
SBI Holdings Inc	9,620	145,079
SCREEN Holdings Co Ltd	1,200	83,358
SCSK Corp	2,100	89,206
Secom Co Ltd	5,200	378,687
Sega Sammy Holdings Inc	6,800	95,054
Seibu Holdings Inc	5,400	92,237
Seiko Epson Corp	12,900	312,385
Seino Holdings Co Ltd	4,800	67,452
Sekisui Chemical Co Ltd	16,000	315,226
Sekisui House Ltd	15,900	268,006
Seria Co Ltd	500	27,799
Seven & i Holdings Co Ltd	19,200	741,782
Seven Bank Ltd	30,000	108,411
Sharp Corp *	4,100	123,999
Shikoku Electric Power Co Inc	8,700	102,298
Shimadzu Corp	6,000	118,342
Shimamura Co Ltd	700	83,968
Shimano Inc	1,900	253,117
Shimizu Corp	28,000	310,502
Shin-Etsu Chemical Co Ltd	8,100	724,949
Shinsei Bank Ltd	8,500	136,226
Shionogi & Co Ltd	7,300	399,068
Shiseido Co Ltd	9,500	380,210
Showa Denko KK	7,900	246,488
Showa Shell Sekiyu KK	11,900	137,182
Skylark Co Ltd	4,000	59,116
SMC Corp	1,200	424,033
SoftBank Group Corp	25,500	2,067,955

	Shares	Value
Sohgo Security Services Co Ltd	3,000	$137,709
Sojitz Corp	47,500	131,434
Sompo Holdings Inc	9,550	372,158
Sony Corp	12,900	481,282
Sony Corp ADR	18,942	707,294
Sony Financial Holdings Inc	5,300	86,971
Sotetsu Holdings Inc	2,400	58,038
Square Enix Holdings Co Ltd	3,800	143,111
Stanley Electric Co Ltd	5,600	192,072
Start Today Co Ltd	5,400	171,127
Subaru Corp	17,300	623,961
Sugi Holdings Co Ltd	1,100	58,554
SUMCO Corp	7,800	123,068
Sumitomo Chemical Co Ltd	109,000	681,911
Sumitomo Corp	25,300	364,254
Sumitomo Dainippon Pharma Co Ltd	4,800	62,530
Sumitomo Electric Industries Ltd	18,000	294,265
Sumitomo Forestry Co Ltd	8,100	126,854
Sumitomo Heavy Industries Ltd	5,000	200,695
Sumitomo Metal Mining Co Ltd	7,500	241,450
Sumitomo Mitsui Financial Group Inc	29,100	1,118,579
Sumitomo Mitsui Financial Group Inc ADR	12,900	99,459
Sumitomo Mitsui Trust Holdings Inc	8,300	299,818
Sumitomo Realty & Development Co Ltd	12,000	363,063
Sumitomo Rubber Industries Ltd	13,600	249,616
Sundrug Co Ltd	2,000	82,879
Suntory Beverage & Food Ltd	4,600	204,614
Suruga Bank Ltd	4,000	86,319
Suzuken Co Ltd	3,800	135,156
Suzuki Motor Corp	12,000	629,821
Sysmex Corp	5,400	345,011
T&D Holdings Inc	17,200	249,527
Taiheiyo Cement Corp	7,500	289,756
Taisei Corp	8,000	419,535
Taiyo Nippon Sanso Corp	10,000	118,513
Takara Holdings Inc	5,900	53,847
Takashimaya Co Ltd	15,000	140,490
Takeda Pharmaceutical Co Ltd	17,600	973,208
TDK Corp	5,600	380,538
Teijin Ltd	12,400	244,638
Terumo Corp	7,800	306,799
The Bank of Kyoto Ltd	3,200	162,880
The Chiba Bank Ltd	31,000	222,007
The Chugoku Bank Ltd	7,900	108,350
The Chugoku Electric Power Co Inc	6,800	72,238
The Gunma Bank Ltd	16,000	99,123
The Hachijuni Bank Ltd	19,000	118,881
The Hiroshima Bank Ltd	10,500	85,133
The Iyo Bank Ltd	8,700	70,500
The Kansai Electric Power Co Inc	19,000	243,190
The Shizuoka Bank Ltd	25,000	224,991
The Yokohama Rubber Co Ltd	7,100	146,424
THK Co Ltd	3,200	109,148
TIS Inc	3,000	88,600
Tobu Railway Co Ltd	4,400	120,895
Toda Corp	5,000	38,992
Toho Co Ltd	3,400	118,721
Toho Gas Co Ltd	2,600	76,145
Tohoku Electric Power Co Inc	11,300	143,786
Tokio Marine Holdings Inc	16,900	661,422
Tokyo Century Corp	2,400	108,110
Tokyo Electric Power Co Holdings Inc *	42,500	171,691
Tokyo Electron Ltd	3,900	600,401
Tokyo Gas Co Ltd	10,600	259,579
Tokyo Tatemono Co Ltd	6,900	88,263
Tokyu Corp	15,000	212,441
Tokyu Fudosan Holdings Corp	39,300	237,212
Toppan Printing Co Ltd	23,000	228,166
Toray Industries Inc	36,900	358,055
Toshiba Corp *	94,000	263,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Tosoh Corp	16,000	$361,154
TOTO Ltd	7,000	295,011
Toyo Seikan Group Holdings Ltd	5,600	93,582
Toyo Suisan Kaisha Ltd	3,100	113,890
Toyo Tire & Rubber Co Ltd	2,800	63,005
Toyoda Gosei Co Ltd	4,500	106,345
Toyota Boshoku Corp	4,600	97,533
Toyota Motor Corp	42,232	2,518,226
Toyota Motor Corp ADR	12,811	1,526,687
Toyota Tsusho Corp	8,500	279,357
Trend Micro Inc	4,600	226,624
Tsumura & Co	2,200	79,290
Tsuruha Holdings Inc	1,100	131,522
Ube Industries Ltd	7,200	208,365
Ulvac Inc	900	56,720
Unicharm Corp	10,900	249,669
USS Co Ltd	8,500	171,555
Welcia Holdings Co Ltd	1,600	60,277
West Japan Railway Co	4,400	305,899
Yahoo Japan Corp	55,800	265,212
Yakult Honsha Co Ltd	2,300	165,515
Yamada Denki Co Ltd	31,200	170,605
Yamaguchi Financial Group Inc	10,000	117,113
Yamaha Corp	4,600	169,839
Yamaha Motor Co Ltd	13,300	398,136
Yamato Holdings Co Ltd	10,400	210,079
Yamazaki Baking Co Ltd	5,000	90,249
Yaskawa Electric Corp	10,800	342,788
Yokogawa Electric Corp	6,100	103,948
Zenkoku Hosho Co Ltd	1,800	75,658
Zensho Holdings Co Ltd	2,100	37,926
Zeon Corp	9,000	116,762

		105,133,990

Luxembourg - 0.4%

ArcelorMittal *	20,090	518,247
ArcelorMittal ‘NY’ *	15,442	397,786
Eurofins Scientific SE	235	148,685
L’Occitane International SA	7,500	16,352
Millicom International Cellular SA SDR	4,543	300,107
RTL Group SA *	1,445	109,466
SES SA ‘A’ FDR	11,912	260,777
Tenaris SA	6,200	87,885
Tenaris SA ADR	2,149	60,838

		1,900,143

Macau - 0.1%

MGM China Holdings Ltd	21,200	50,879
Wynn Macau Ltd	68,400	184,987

		235,866

Mexico - 0.0%

Fresnillo PLC	9,041	170,353

Netherlands - 3.4%

ABN AMRO Group NV CVA ~	9,953	298,035
Aegon NV	31,268	182,262
Aegon NV ‘NY’	45,764	264,974
Akzo Nobel NV	11,959	1,102,972
Altice NV ‘A’ *	14,829	297,112
Altice NV ‘B’ *	2,463	49,175
ASML Holding NV	3,104	530,404
ASML Holding NV ‘NY’	4,523	774,338
Axfood AB	5,116	87,827
GrandVision NV ~	2,742	69,311
Heineken NV	5,645	558,587
ING Groep NV	52,439	966,574
ING Groep NV ADR	35,311	650,429
Koninklijke Ahold Delhaize NV	29,736	555,606

	Shares	Value
Koninklijke Ahold Delhaize NV ADR	976	$18,222
Koninklijke DSM NV	5,533	452,965
Koninklijke KPN NV	146,399	502,409
Koninklijke Philips NV	8,289	342,004
Koninklijke Philips NV ‘NY’	17,419	717,663
Koninklijke Vopak NV	4,331	189,931
NN Group NV	12,193	510,599
Randstad Holding NV	4,240	262,048
Royal Dutch Shell PLC ‘A’	22,944	693,409
Royal Dutch Shell PLC ‘A’ ADR	41,122	2,491,171
Royal Dutch Shell PLC ‘B’	16,666	513,081
Royal Dutch Shell PLC ‘B’ ADR	36,147	2,260,633
Wolters Kluwer NV	12,558	580,368

		15,922,109

New Zealand - 0.2%

Air New Zealand Ltd	26,904	65,541
Auckland International Airport Ltd	28,334	131,918
Contact Energy Ltd	16,366	65,080
Fisher & Paykel Healthcare Corp Ltd	13,184	121,786
Fletcher Building Ltd (NZX)	28,007	161,873
Mercury NZ Ltd	13,101	32,091
Meridian Energy Ltd	31,288	64,295
Port of Tauranga Ltd	6,328	19,573
Ryman Healthcare Ltd	10,920	73,159
SKYCITY Entertainment Group Ltd	17,778	48,154
Spark New Zealand Ltd (NZX)	74,778	197,430
Z Energy Ltd	6,310	33,558

		1,014,458

Norway - 0.8%

Aker ASA ‘A’	636	26,131
Aker BP ASA	6,309	122,239
DNB ASA	21,703	438,185
Entra ASA ~	3,228	44,178
Gjensidige Forsikring ASA	5,515	96,067
Leroy Seafood Group ASA	15,000	96,072
Marine Harvest ASA *	16,420	324,710
Norsk Hydro ASA	31,655	230,980
Orkla ASA	20,038	205,624
Salmar ASA	1,238	35,011
Schibsted ASA ‘A’	1,590	40,990
Schibsted ASA ‘B’	1,909	45,155
SpareBank 1 SR-Bank ASA	4,431	47,706
Statoil ASA	37,683	757,597
Storebrand ASA	19,701	167,633
Telenor ASA	21,227	449,684
TGS Nopec Geophysical Co ASA	6,650	158,557
Tomra Systems ASA	1,961	29,423
Veidekke ASA	1,003	12,562
Yara International ASA	4,387	196,717

		3,525,221

Portugal - 0.2%

EDP - Energias de Portugal SA	68,061	256,637
Galp Energia SGPS SA	17,250	305,897
Jeronimo Martins SGPS SA	8,183	161,524

		724,058

Singapore - 1.1%

CapitaLand Ltd	66,500	175,951
City Developments Ltd	13,000	108,935
ComfortDelGro Corp Ltd	84,531	129,895
DBS Group Holdings Ltd	41,004	631,218
Genting Singapore PLC	228,500	197,587
Global Logistic Properties Ltd	76,000	185,177
Golden Agri-Resources Ltd	342,000	94,548
Great Eastern Holdings Ltd	2,000	37,185
Jardine Cycle & Carriage Ltd	4,422	128,681
Keppel Corp Ltd	58,100	278,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Olam International Ltd	24,900	$37,144
Oversea-Chinese Banking Corp Ltd	65,518	540,278
SATS Ltd	18,300	62,283
Sembcorp Industries Ltd	83,300	182,367
Singapore Airlines Ltd	44,200	327,749
Singapore Exchange Ltd	36,600	199,696
Singapore Press Holdings Ltd	28,000	56,268
Singapore Technologies Engineering Ltd	49,400	125,552
Singapore Telecommunications Ltd	220,700	599,956
StarHub Ltd	25,800	49,537
United Industrial Corp Ltd	9,000	20,846
United Overseas Bank Ltd	33,381	579,686
UOL Group Ltd	22,100	132,639
Wilmar International Ltd	49,000	115,144

		4,997,263

South Africa - 0.1%

Investec PLC	26,799	195,910
Mediclinic International PLC	12,300	107,133
Mondi PLC	10,772	289,607

		592,650

Spain - 2.9%

Abertis Infraestructuras SA	18,627	376,581
ACS Actividades de Construccion y Servicios SA	7,133	264,617
Aena SME SA ~	1,896	342,659
Amadeus IT Group SA	12,422	807,911
Banco Bilbao Vizcaya Argentaria SA	144,227	1,289,447
Banco Bilbao Vizcaya Argentaria SA ADR	8,362	74,589
Banco de Sabadell SA	196,626	411,055
Banco Santander SA	371,752	2,600,348
Bankia SA	30,357	146,557
Bankinter SA	20,765	196,666
CaixaBank SA (SIBE)	78,743	395,251
EDP Renovaveis SA	9,060	77,133
Enagas SA	9,012	253,938
Endesa SA	11,264	254,173
Ferrovial SA	11,326	249,555
Gas Natural SDG SA	11,495	254,643
Grifols SA	9,441	275,518
Iberdrola SA	142,315	1,106,589
Industria de Diseno Textil SA	27,155	1,023,750
Mapfre SA	66,406	216,390
Red Electrica Corp SA	13,344	280,686
Repsol SA	37,936	700,085
Repsol SA ADR	6,592	121,491
Siemens Gamesa Renewable Energy SA	8,132	106,249
Telefonica SA	101,558	1,103,638
Telefonica SA ADR	25,625	276,494

		13,206,013

Sweden - 2.8%

AAK AB	1,429	108,316
Alfa Laval AB	9,271	226,767
Assa Abloy AB ‘B’	25,218	577,376
Atlas Copco AB ‘A’	18,450	782,692
Atlas Copco AB ‘B’	10,301	400,170
BillerudKorsnas AB	8,742	148,282
Boliden AB	12,827	435,083
Castellum AB	6,547	102,809
Electrolux AB ‘B’	8,835	300,706
Elekta AB ‘B’	7,910	81,883
Essity AB ‘A’ *	303	8,207
Essity AB ‘B’ *	14,619	398,573
Fabege AB	3,810	78,208
Fastighets AB Balder ‘B’ *	3,030	78,871
Getinge AB ‘B’	9,035	169,623
Hennes & Mauritz AB ‘B’	25,648	666,239
Hexagon AB ‘B’	5,410	268,379

	Shares	Value
Hexpol AB	7,637	$80,443
Holmen AB ‘B’	2,315	108,487
Hufvudstaden AB ‘A’	6,211	106,092
Husqvarna AB ‘B’	17,510	180,319
ICA Gruppen AB	3,534	132,946
Lifco AB ‘B’	640	20,870
Loomis AB ‘B’	2,957	117,519
Lundin Petroleum AB *	4,805	105,291
NCC AB ‘B’	4,516	107,202
Nibe Industrier AB ‘B’	12,470	125,710
Nordea Bank AB	68,450	929,360
Peab AB	9,603	106,074
Saab AB ‘B’	2,961	150,505
Sandvik AB	35,753	617,479
Securitas AB ‘B’	14,287	239,548
Skandinaviska Enskilda Banken AB ‘A’	38,623	509,561
Skanska AB ‘B’	10,400	241,167
SKF AB ‘B’	13,546	295,743
SSAB AB ‘A’ *	13,264	64,058
SSAB AB ‘B’ *	23,085	91,877
Svenska Cellulosa AB SCA ‘A’	303	2,669
Svenska Cellulosa AB SCA ‘B’	14,619	123,919
Svenska Handelsbanken AB ‘A’	37,242	562,663
Sweco AB ‘B’	1,183	28,976
Swedbank AB ‘A’	19,872	550,286
Swedish Match AB	5,904	207,357
Swedish Orphan Biovitrum AB *	3,903	60,112
Tele2 AB ‘B’	12,563	143,961
Telefonaktiebolaget LM Ericsson ‘A’	2,470	14,286
Telefonaktiebolaget LM Ericsson ‘B’	59,986	345,824
Telefonaktiebolaget LM Ericsson ADR	10,502	60,387
Telia Co AB	71,810	338,616
Trelleborg AB ‘B’	10,588	265,388
Volvo AB ‘A’	10,757	207,025
Volvo AB ‘B’	43,465	839,224
Wallenstam AB ‘B’	4,592	45,759

		12,958,887

Switzerland - 7.6%

ABB Ltd	37,774	934,075
ABB Ltd ADR	13,873	343,357
Adecco Group AG	8,265	643,881
Baloise Holding AG	1,775	281,077
Banque Cantonale Vaudoise	124	92,209
Barry Callebaut AG	88	134,721
Chocoladefabriken Lindt & Spruengli AG	3	208,167
Cie Financiere Richemont SA ‘A’	11,455	1,048,545
Clariant AG	12,908	309,408
Coca-Cola HBC AG	8,243	279,098
Credit Suisse Group AG	47,362	750,431
Credit Suisse Group AG ADR	7,553	119,337
DKSH Holding AG	615	52,260
Dufry AG *	1,440	228,893
EMS-Chemie Holding AG	284	189,002
Ferguson PLC	7,684	504,141
Flughafen Zurich AG	973	220,204
Geberit AG	1,012	479,097
Givaudan SA	277	603,025
Glencore PLC *	272,926	1,252,732
Helvetia Holding AG	238	129,350
Idorsia Ltd *	3,203	57,241
Julius Baer Group Ltd *	8,116	481,604
Kuehne + Nagel International AG	1,969	364,857
LafargeHolcim Ltd (XVTX)	11,476	671,862
Logitech International SA	4,600	167,716
Lonza Group AG	1,956	513,968
Nestle SA	82,158	6,896,445
Novartis AG	38,027	3,261,764
Novartis AG ADR	13,078	1,122,746
Partners Group Holding AG	480	325,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Roche Holding AG (XSWX)	754	$192,226
Roche Holding AG (XVTX)	19,801	5,061,534
Schindler Holding AG	830	178,749
SGS SA	150	360,191
Sika AG	93	692,449
Sonova Holding AG	1,749	296,868
STMicroelectronics NV	14,233	276,111
STMicroelectronics NV ‘NY’	2,700	52,434
Straumann Holding AG	326	209,655
Swiss Life Holding AG	1,156	407,538
Swiss Re AG	7,576	686,721
Swisscom AG	934	478,867
Temenos Group AG	2,125	217,046
The Swatch Group AG	1,218	507,561
The Swatch Group AG - Registered	2,304	183,708
UBS Group AG (NYSE) *	48,196	826,561
UBS Group AG (XVTX)	32,056	548,381
Vifor Pharma AG	1,760	207,586
Zurich Insurance Group AG	3,683	1,125,449

		35,176,719

United Kingdom - 14.3%

Admiral Group PLC	7,158	174,422
Anglo American PLC	48,911	879,341
Ashtead Group PLC	19,548	471,576
Associated British Foods PLC	6,831	292,446
AstraZeneca PLC ADR	68,478	2,320,035
Auto Trader Group PLC ~	34,981	184,035
Aviva PLC	93,212	643,343
Babcock International Group PLC	20,329	225,479
BAE Systems PLC	99,957	846,510
Barclays PLC	41,798	108,381
Barclays PLC ADR	96,639	1,000,214
Barratt Developments PLC	45,408	374,079
Berkeley Group Holdings PLC	6,314	314,669
BP PLC ADR	71,505	2,747,937
British American Tobacco PLC	19,657	1,230,601
British American Tobacco PLC ADR	32,728	2,043,864
BT Group PLC	220,730	839,545
BT Group PLC ADR	7,614	146,493
Bunzl PLC	9,484	288,117
Burberry Group PLC	17,239	407,039
Capita PLC	18,458	139,656
Centrica PLC	178,033	446,215
CNH Industrial NV	30,076	361,072
Coca-Cola European Partners PLC	4,837	202,805
Compass Group PLC	44,172	937,221
Croda International PLC	5,375	273,308
DCC PLC	2,966	288,003
Diageo PLC ADR	15,506	2,048,808
Direct Line Insurance Group PLC	53,182	259,267
DS Smith PLC	50,087	331,119
easyJet PLC	8,174	133,389
Experian PLC	29,579	594,143
Fiat Chrysler Automobiles NV *	61,837	1,108,205
G4S PLC	64,893	242,107
GKN PLC	72,315	335,076
GlaxoSmithKline PLC	1,836	36,703
GlaxoSmithKline PLC ADR	65,850	2,673,510
Halma PLC	20,715	310,823
Hargreaves Lansdown PLC	9,308	184,701
HSBC Holdings PLC	24,082	238,070
HSBC Holdings PLC ADR	96,973	4,791,436
Imperial Brands PLC	25,801	1,101,206
Informa PLC	26,560	239,348
Inmarsat PLC	22,399	193,315
InterContinental Hotels Group PLC	2,129	112,625
InterContinental Hotels Group PLC ADR	3,704	195,905
International Consolidated Airlines Group SA	38,571	306,690

	Shares	Value
Intertek Group PLC	6,034	$403,331
ITV PLC	107,153	251,049
J Sainsbury PLC	79,080	252,131
JD Sports Fashion PLC	6,910	34,644
Johnson Matthey PLC	8,618	395,180
Just Eat PLC *	13,867	124,208
Kingfisher PLC	92,508	370,373
Legal & General Group PLC	189,424	660,233
Liberty Global PLC ‘A’ *	512	17,362
Liberty Global PLC ‘C’ *	1,264	41,333
Lloyds Banking Group PLC	652,370	592,846
Lloyds Banking Group PLC ADR	239,897	878,023
London Stock Exchange Group PLC	9,387	481,984
Marks & Spencer Group PLC	74,062	350,660
Meggitt PLC	32,514	227,101
Melrose Industries PLC	69,468	198,188
Merlin Entertainments PLC ~	38,031	226,969
Micro Focus International PLC	7,946	254,332
National Grid PLC	25,524	316,129
National Grid PLC ADR	12,947	811,906
Next PLC	4,631	326,450
Old Mutual PLC (LI)	218,104	568,156
Pearson PLC	4,231	34,697
Pearson PLC ADR	25,584	208,254
Pennon Group PLC	12,579	134,309
Persimmon PLC	12,101	418,784
Provident Financial PLC	5,942	66,162
Prudential PLC	10,345	247,561
Prudential PLC ADR	21,789	1,043,911
Randgold Resources Ltd	2,464	240,823
Reckitt Benckiser Group PLC	16,463	1,504,192
RELX NV	29,968	637,524
RELX NV ADR	3,798	81,011
RELX PLC	4,850	106,440
RELX PLC ADR	32,006	715,334
Rentokil Initial PLC	52,018	209,595
Rightmove PLC	3,049	165,344
Rio Tinto Ltd	10,257	537,620
Rio Tinto PLC	309	14,384
Rio Tinto PLC ADR	30,456	1,437,219
Rolls-Royce Holdings PLC *	75,258	895,139
Royal Bank of Scotland Group PLC *	16,107	57,982
Royal Bank of Scotland Group PLC ADR *	39,741	289,314
Royal Mail PLC	36,095	185,856
RSA Insurance Group PLC	43,800	365,945
Schroders PLC	4,696	211,258
Schroders PLC - Non-Voting	1,879	61,369
Severn Trent PLC	8,606	250,680
Sky PLC	34,952	428,786
Sky PLC ADR	1,754	86,051
Smith & Nephew PLC	15,723	284,196
Smith & Nephew PLC ADR	6,886	250,650
Smiths Group PLC	14,808	313,183
SSE PLC	46,405	868,337
St James’s Place PLC	20,426	313,943
Standard Chartered PLC *	100,300	997,292
Standard Life Aberdeen PLC	82,980	482,354
Subsea 7 SA	14,461	237,971
Taylor Wimpey PLC	126,036	330,333
Tesco PLC *	327,643	821,647
The Sage Group PLC	37,239	348,737
The Weir Group PLC	6,875	180,960
Travis Perkins PLC	9,309	180,624
Unilever NV ‘NY’	31,043	1,832,779
Unilever NV CVA	12,940	764,896
Unilever PLC	2,665	154,248
Unilever PLC ADR	32,501	1,883,758
United Utilities Group PLC	16,403	187,819
Vodafone Group PLC	553,903	1,551,032
Vodafone Group PLC ADR	26,737	760,935

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

	Shares	Value
Whitbread PLC	5,648	$285,091
Wm Morrison Supermarkets PLC	97,517	305,905
Worldpay Group PLC ~	50,526	275,777
WPP PLC	17,766	329,667
WPP PLC ADR	3,147	292,042

		66,275,160

United States - 0.4%

Carnival PLC	1,157	73,576
Carnival PLC ADR	4,635	298,865
QIAGEN NV *	4,618	145,975
Samsonite International SA	57,000	245,145
Shire PLC	9,821	500,220
Shire PLC ADR	2,592	396,939
Valeant Pharmaceuticals International Inc (NYSE) *	17,960	257,367
Valeant Pharmaceuticals International Inc (TSE) *	4,900	70,216

		1,988,303

Zambia - 0.1%

First Quantum Minerals Ltd	31,414	352,723

Total Common Stocks (Cost $388,605,193)		456,509,365

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.120% due 10/02/17 (Dated 09/29/17, repurchase price of $560,807; collateralized by U.S. Treasury Notes: 2.500% due 05/15/24 and value $573,776)	$560,801	560,801

Total Short-Term Investment (Cost $560,801)		560,801

TOTAL INVESTMENTS - 99.2% (Cost $391,862,436)		459,373,059

OTHER ASSETS &LIABILITIES, NET - 0.8%		3,633,298

NET ASSETS - 100.0%		$463,006,357

Notes to Schedule of Investments

(a)	As of September 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.3%
Consumer, Non-Cyclical	20.6%
Consumer, Cyclical	14.0%
Industrial	13.7%
Basic Materials	9.0%
Communications	6.4%
Energy	5.9%
Utilities	3.5%
Technology	3.2%
Others (each less than 3.0%)	0.6%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) as of September 30, 2017:

		Total Value at September 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,302,893	$-	$2,302,893	$-
	Common Stocks
	Australia	27,073,709	2,318,318	24,755,391	-
	Austria	1,315,697	237,271	1,078,426	-
	Belgium	5,964,900	767,934	5,196,966	-
	Bermuda	18,857	18,857	-	-
	Canada	40,813,018	40,813,018	-	-
	Chile	149,226	-	149,226	-
	China	440,825	-	440,825	-
	Denmark	7,223,796	995,586	6,228,210	-
	Finland	4,630,765	456,203	4,174,562	-
	France	41,493,693	215,662	41,278,031	-
	Germany	36,730,252	1,661,835	35,068,417	-
	Hong Kong	13,348,051	389,451	12,958,600	-
	Ireland	2,579,411	1,806,209	773,202	-
	Israel	2,086,141	648,046	1,438,095	-
	Italy	8,467,108	216,478	8,250,630	-
	Japan	105,133,990	4,820,727	100,313,263	-
	Luxembourg	1,900,143	458,624	1,441,519	-
	Macau	235,866	-	235,866	-
	Mexico	170,353	-	170,353	-
	Netherlands	15,922,109	7,177,430	8,744,679	-
	New Zealand	1,014,458	112,449	902,009	-
	Norway	3,525,221	458,579	3,066,642	-
	Portugal	724,058	-	724,058	-
	Singapore	4,997,263	131,733	4,865,530	-
	South Africa	592,650	107,133	485,517	-
	Spain	13,206,013	472,574	12,733,439	-
	Sweden	12,958,887	252,914	12,705,973	-
	Switzerland	35,176,719	2,632,151	32,544,568	-
	United Kingdom	66,275,160	29,287,418	36,987,742	-
	United States	1,988,303	1,023,387	964,916	-
	Zambia	352,723	352,723	-	-

	Total Common Stocks	456,509,365	97,832,710	358,676,655	-

	Short-Term Investment	560,801	-	560,801	-

	Total	$459,373,059	$97,832,710	$361,540,349	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 321 and 322

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2017.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of September 30, 2017.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward volatility agreements, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2017.
"	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedule of Investments).
l	Total shares owned by the Fund as of September 30, 2017 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 3D in Supplemental Notes to Schedules of Investments).

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
Auction	Auction Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR Swap	Euro Swap Rate
GBP Swap	British Pound Swap Rate
LIBOR	London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US Prime	United States Prime Rate
US Treasury	United State Treasury Rate
USD Swap	United States Dollar Swap Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

September 30, 2017 (Unaudited)

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar-United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Day USD Federal Funds	United States Dollar Federal Funds Overnight Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index-Emerging Market
CDX HY	Credit Derivatives Index-High Yield
CDX IG	Credit Derivatives Index-Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iBoxx	Corporate Bond Index-High Yield
iTraxx Main	International Index-Europe Main
iTraxx FINSNR	International Index-Europe Senior Financing

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedule of Investments under Investments and Risks-Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of September 30, 2017, the Trust was comprised of fifty-seven separate funds, as presented in Schedule of Investments (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Main Street® Core Portfolio (1)	Global Absolute Return Portfolio (1)
Diversified Bond Portfolio (1)	Mid-Cap Equity Portfolio (1)	Pacific Dynamix — Conservative Growth Portfolio (2)
Floating Rate Income Portfolio (1)	Mid-Cap Growth Portfolio (1)	Pacific Dynamix — Moderate Growth Portfolio (2)
Floating Rate Loan Portfolio (1)	Mid-Cap Value Portfolio (1)	Pacific Dynamix — Growth Portfolio (2)
High Yield Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Inflation Managed Portfolio (1)	Small-Cap Growth Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Inflation Strategy Portfolio (1)	Small-Cap Index Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Managed Bond Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Short Duration Bond Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Emerging Markets Debt Portfolio (1)	Emerging Markets Portfolio (1)	PSF DFA Balanced Allocation Portfolio
Comstock Portfolio (1)	International Large-Cap Portfolio (1)	PD 1-3 Year Corporate Bond Portfolio (4)
Developing Growth Portfolio (1)	International Small-Cap Portfolio (1)	PD Aggregate Bond Index Portfolio (4)
Dividend Growth Portfolio (1)	International Value Portfolio (1)	PD High Yield Bond Market Portfolio (4)
Equity Index Portfolio (1)	Health Sciences Portfolio	PD Large-Cap Growth Index Portfolio (4)
Focused Growth Portfolio	Real Estate Portfolio (1)	PD Large-Cap Value Index Portfolio (4)
Growth Portfolio (1)	Technology Portfolio	PD Small-Cap Growth Index Portfolio (4)
Large-Cap Growth Portfolio (1)	Currency Strategies Portfolio (1)	PD Small-Cap Value Index Portfolio (4)
Large-Cap Value Portfolio (1)	Diversified Alternatives Portfolio	PD Emerging Markets Portfolio (4)
Long/Short Large-Cap Portfolio (1)	Equity Long/Short Portfolio (1)	PD International Large-Cap Portfolio (4)

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.
(4)	These Funds are collectively known as the “Pacific Dynamix Underlying Funds”.

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Diversified Alternatives Portfolio

The investments of the Diversified Alternatives Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Funds, which are valued at their respective NAVs.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

PSF DFA Balanced Allocation Portfolio

The investments of the PSF DFA Balanced Allocation Portfolio consist of shares of the DFA Underlying Funds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations

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determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of September 30, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche

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type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 5).

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The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 5).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short- term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within the next two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors

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such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of September 30, 2017, no participation interest in Senior Loans was held by any Funds.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of September 30, 2017, the Floating Rate Income, Floating Rate Loan and High Yield Bond Portfolios had unfunded loan commitments of $148,430, $617,543 and $3,391,500, respectively (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the

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book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

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Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in

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derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds

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from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a nondeliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to- market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or

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vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross- currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re- exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

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An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset- backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2017 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

Total Return Basket Swaps – A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

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September 30, 2017 (Unaudited)

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended September 30, 2017 is as follows:

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Portfolio/Underlying Funds						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$237,958	$122,959	$38,759	$3,467	$4,442	$330,067	28,369
Inflation Managed ‘P’	149,313	51,884	22,293	1,296	2,725	182,925	15,515
Emerging Markets Debt ‘P’	297,780	81,022	48,763	9,019	28,871	367,929	29,851
Emerging Markets ‘P’	209,870	40,262	50,731	8,697	50,565	258,663	14,109
International Small-Cap ‘P’	149,621	27,743	31,711	5,062	34,748	185,463	12,250
Real Estate ‘P’	149,724	53,081	89,631	270	(3,278)	110,166	4,537
Currency Strategies ‘P’	709,880	316,187	104,861	7,889	(11,202)	917,893	80,664
Equity Long/Short ‘P’	330,808	88,990	61,193	10,695	35,174	404,474	27,707
Global Absolute Return ‘P’	741,474	228,402	97,176	9,440	36,121	918,261	76,653
Total	$2,976,428	$1,010,530	$545,118	$55,835	$178,166	$3,675,841

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$46,331,973	$7,895,526	$813,956	$29,551	$762,661	$54,205,755	5,202,151
PD Aggregate Bond Index ‘P’	222,646,651	14,023,753	21,644,743	1,852,957	4,923,910	221,802,528	18,167,788
PD High Yield Bond Market ‘P’	36,801,138	11,158,638	1,608,191	368,877	2,243,589	48,964,051	3,227,145
PD Large-Cap Growth Index ‘P’	52,691,316	3,392,742	9,075,852	4,777,335	5,496,007	57,281,548	1,767,500
PD Large-Cap Value Index ‘P’	71,419,018	5,246,467	8,009,579	4,073,002	1,418,819	74,147,727	2,684,684
PD Small-Cap Growth Index ‘P’	11,179,399	295,289	4,455,288	1,856,078	(458,015)	8,417,463	299,206
PD Small-Cap Value Index ‘P’	23,497,562	1,140,761	5,847,285	2,484,083	(1,486,336)	19,788,785	789,459
PD Emerging Markets ‘P’	10,397,494	5,421,462	2,801,911	149,307	2,909,160	16,075,512	924,544
PD International Large-Cap ‘P’	47,292,353	456,225	12,491,218	3,510,903	4,969,694	43,737,957	2,361,982
Total	$522,256,904	$49,030,863	$66,748,023	$19,102,093	$20,779,489	$544,421,326

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Portfolio/Underlying Funds						Ending Value	Share Balance
Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$116,931,233	$16,877,960	$23,520	$867	$2,028,116	$135,814,656	13,034,194
PD Aggregate Bond Index ‘P’	557,426,066	80,227,881	232,750	24,310	18,190,614	655,636,121	53,702,986
PD High Yield Bond Market ‘P’	101,406,790	6,062,496	20,601	3,566	6,736,494	114,188,745	7,526,003
PD Large-Cap Growth Index ‘P’	300,724,230	18,809,752	10,677,357	6,232,850	56,369,185	371,458,660	11,461,863
PD Large-Cap Value Index ‘P’	358,813,769	35,329,757	6,995,800	3,193,253	26,438,750	416,779,729	15,090,442
PD Small-Cap Growth Index ‘P’	87,433,549	1,558,146	28,551,246	11,969,621	(446,893)	71,963,177	2,557,991
PD Small-Cap Value Index ‘P’	141,347,760	3,319,806	30,108,651	12,681,515	(7,152,980)	120,087,450	4,790,799
PD Emerging Markets ‘P’	80,609,678	28,396,994	6,168,930	710,930	23,317,002	126,865,674	7,296,372
PD International Large-Cap ‘P’	277,955,128	4,292,965	44,924,520	11,225,711	41,931,883	290,481,167	15,686,860
Total	$2,022,648,203	$194,875,757	$127,703,375	$46,042,623	$167,412,171	$2,303,275,379

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$11,968,145	$2,874,656	$460,812	$14,946	$200,435	$14,597,370	1,400,916
PD Aggregate Bond Index ‘P’	88,821,585	21,873,542	4,458,584	400,216	2,608,146	109,244,905	8,948,222
PD High Yield Bond Market ‘P’	18,595,707	2,784,636	681,032	107,759	1,165,207	21,972,277	1,448,159
PD Large-Cap Growth Index ‘P’	116,790,509	21,793,133	8,805,753	4,590,350	20,607,985	154,976,224	4,782,002
PD Large-Cap Value Index ‘P’	134,546,939	30,322,727	6,921,580	3,198,975	8,613,468	169,760,529	6,146,559
PD Small-Cap Growth Index ‘P’	39,145,579	2,779,933	16,639,353	6,957,064	(1,983,452)	30,259,771	1,075,609
PD Small-Cap Value Index ‘P’	62,777,967	7,105,241	19,129,764	8,121,611	(5,652,200)	53,222,855	2,123,286
PD Emerging Markets ‘P’	36,542,896	12,056,442	4,755,272	520,404	10,143,404	54,507,874	3,134,888
PD International Large-Cap ‘P’	115,940,858	9,760,963	19,827,413	4,942,545	17,970,474	128,787,427	6,954,910
Total	$625,130,185	$111,351,273	$81,679,563	$28,853,870	$53,673,467	$737,329,232

Portfolio Optimization Conservative
Core Income ‘P’	$51,100,482	$27,012	$6,298,623	$233,874	$1,857,966	$46,920,711	4,407,815
Diversified Bond ‘P’	417,806,839	49,500,075	60,466,271	11,384,424	14,067,264	432,292,331	32,681,321
Floating Rate Income ‘P’	52,851,013	971,242	5,524,455	699,596	756,160	49,753,556	4,276,321
Floating Rate Loan ‘P’	53,344,633	1,939,040	6,156,427	981,776	590,655	50,699,677	5,564,791
High Yield Bond ‘P’	78,186,104	424,576	12,201,149	2,784,549	2,249,647	71,443,727	8,206,013
Inflation Managed ‘P’	84,678,202	293,993	50,375,337	1,061,658	791,559	36,450,075	3,091,619
Inflation Strategy ‘P’	33,158,765	252,103	19,069,229	(940,998)	1,542,745	14,943,386	1,453,140
Managed Bond ‘P’	267,630,749	1,917,635	49,113,812	6,198,588	5,591,426	232,224,586	16,546,370
Short Duration Bond ‘P’	352,361,295	58,443,025	28,605,886	1,494,924	3,796,977	387,490,335	37,966,658
Emerging Markets Debt ‘P’	92,196,894	197,789	40,965,339	3,027,290	6,369,523	60,826,157	4,935,043
Comstock ‘P’	26,739,461	5,201,283	6,349,956	1,319,226	1,405,877	28,315,891	1,686,855
Dividend Growth ‘P’	14,242,005	127,504	7,242,511	1,897,071	(546,541)	8,477,528	408,682
Equity Index ‘P’	26,506,435	760,236	6,119,514	1,451,018	1,936,743	24,534,918	403,561
Growth ‘P’	8,073,424	1,209,020	2,564,959	670,238	1,086,625	8,474,348	296,936
Large-Cap Growth ‘P’	18,219,608	183,057	13,041,194	4,253,725	(1,158,609)	8,456,587	705,664
Large-Cap Value ‘P’	87,948,740	1,702,646	29,185,520	12,037,742	(5,463,273)	67,040,335	2,896,675
Main Street Core ‘P’	20,415,130	215,913	8,844,410	2,330,272	45,482	14,162,387	336,574
Mid-Cap Equity ‘P’	6,164,520	119,005	2,312,990	637,672	139,070	4,747,277	196,768
Mid-Cap Value ‘P’	36,830,317	23,136,952	10,070,694	2,551,710	2,338,709	54,786,994	2,113,344
Value Advantage ‘P’	36,945,580	1,641,547	7,228,364	2,147,263	516,027	34,022,053	2,118,070
Emerging Markets ‘P’	-	19,340,033	2,587,487	143,233	1,620,001	18,515,780	1,009,955
International Large-Cap ‘P’	47,093,706	256,742	29,440,347	2,390,005	6,043,306	26,343,412	2,651,397
International Value ‘P’	24,665,240	4,593,565	6,911,005	1,706,051	2,440,551	26,494,402	1,902,424
Currency Strategies ‘P’	39,911,338	20,613,641	3,859,280	627,521	(1,208,777)	56,084,443	4,928,701
Equity Long/Short ‘P’	61,405,744	1,108,779	12,993,872	3,440,016	3,700,918	56,661,585	3,881,375
Global Absolute Return ‘P’	81,827,579	201,063	29,860,463	4,574,250	(355,894)	56,386,535	4,706,959
Total	$2,020,303,803	$194,377,476	$457,389,094	$69,102,694	$50,154,137	$1,876,549,016

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Portfolio/Underlying Funds						Ending Value	Share Balance
Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$51,319,326	$-	$7,649,395	$240,901	$1,780,535	$45,691,367	4,292,329
Diversified Bond ‘P’	584,696,447	65,897,490	91,672,999	17,862,984	16,626,946	593,410,868	44,861,889
Floating Rate Income ‘P’	70,909,377	7,423,304	11,608,430	1,398,621	472,463	68,595,335	5,895,773
Floating Rate Loan ‘P’	85,178,342	1,799	18,819,640	2,993,543	(739,580)	68,614,464	7,531,115
High Yield Bond ‘P’	118,273,858	14,091	27,485,735	6,177,953	820,763	97,800,930	11,233,397
Inflation Managed ‘P’	81,353,645	214	33,162,333	345,776	1,422,615	49,959,917	4,237,496
Inflation Strategy ‘P’	33,521,861	-	11,439,898	(494,200)	1,106,271	22,694,034	2,206,836
Managed Bond ‘P’	382,862,273	-	79,801,912	9,579,640	6,319,241	318,959,242	22,726,352
Short Duration Bond ‘P’	352,238,066	35,588,832	42,647,473	2,011,624	2,867,840	350,058,889	34,299,091
Emerging Markets Debt ‘P’	101,014,205	19,309	70,499,115	9,186,029	(313,651)	39,406,777	3,197,212
Comstock ‘P’	94,269,476	262,645	43,294,630	18,170,501	(12,395,192)	57,012,800	3,396,409
Developing Growth ‘P’	9,189,123	4,883,188	3,744,346	(416,101)	2,542,557	12,454,421	750,985
Dividend Growth ‘P’	46,120,641	41,302	22,755,215	10,716,972	(6,575,944)	27,547,756	1,328,013
Equity Index ‘P’	50,412,502	31,329,072	16,269,191	3,283,493	4,859,929	73,615,805	1,210,864
Growth ‘P’	52,037,124	371,934	16,728,723	6,345,512	3,795,273	45,821,120	1,605,542
Large-Cap Growth ‘P’	80,492,699	106,129	48,683,023	21,855,569	(8,063,280)	45,708,094	3,814,134
Large-Cap Value ‘P’	179,118,726	410,448	61,456,524	27,306,817	(14,849,240)	130,530,227	5,639,943
Long/Short Large-Cap ‘P’	65,367,369	105,211	40,615,849	6,352,580	(477,263)	30,732,048	1,721,145
Main Street Core ‘P’	86,433,799	84,186	33,239,206	14,824,303	(5,099,319)	63,003,763	1,497,307
Mid-Cap Equity ‘P’	29,810,200	6,568,157	9,732,497	4,448,562	(145,771)	30,948,651	1,282,779
Mid-Cap Value ‘P’	113,578,579	51,037,269	32,797,494	14,530,837	(1,561,530)	144,787,661	5,585,015
Small-Cap Equity ‘P’	15,544,616	6,703,359	4,715,306	763,444	346,737	18,642,850	708,609
Small-Cap Growth ‘P’	13,017,627	8,151,439	4,424,266	576,451	1,354,618	18,675,869	1,513,955
Small-Cap Index ‘P’	11,526,791	44,667	4,614,742	507,175	320,321	7,784,212	338,947
Small-Cap Value ‘P’	19,601,306	6,976,937	6,057,994	1,410,789	(91,267)	21,839,771	872,359
Value Advantage ‘P’	114,948,929	2,285,888	29,097,944	9,738,791	(2,390,016)	95,485,648	5,944,535
Emerging Markets ‘P’	91,350,779	13,508,523	34,994,706	2,198,949	19,743,728	91,807,273	5,007,687
International Large-Cap ‘P’	79,901,619	28,323	36,359,251	3,376,397	11,063,759	58,010,847	5,838,643
International Small-Cap ‘P’	93,576,551	19,109	52,284,067	20,278,150	(3,024,159)	58,565,584	3,868,333
International Value ‘P’	43,154,302	21,487,919	13,934,846	1,486,101	6,239,486	58,432,962	4,195,765
Currency Strategies ‘P’	102,750,169	10,302,826	14,385,879	1,801,309	(2,161,450)	98,306,975	8,639,218
Equity Long/Short ‘P’	108,862,805	12,855,603	29,617,656	7,319,071	4,938,128	104,357,951	7,148,623
Global Absolute Return ‘P’	140,186,890	6,399	46,596,695	6,789,353	84,415	100,470,362	8,386,928
Total	$3,502,620,022	$286,515,572	$1,001,186,980	$232,967,896	$28,817,963	$3,049,734,473

Portfolio Optimization Moderate
Core Income ‘P’	$153,465,010	$26,313,820	$4,187,802	$233,558	$6,929,719	$182,754,305	17,168,266
Diversified Bond ‘P’	1,467,161,361	49,687,964	49,433,451	11,088,874	82,515,380	1,561,020,128	118,013,195
Floating Rate Income ‘P’	172,184,127	103,145,916	6,630,961	870,228	5,082,153	274,651,463	23,606,310
Floating Rate Loan ‘P’	221,413,073	53,286,087	7,253,719	1,211,120	6,173,991	274,830,552	30,165,369
High Yield Bond ‘P’	299,553,996	-	37,249,619	8,789,561	11,004,053	282,097,991	32,401,723
Inflation Managed ‘P’	245,632,544	439,878	52,079,436	1,384,684	4,537,889	199,915,559	16,956,420
Inflation Strategy ‘P’	115,339,289	387,004	27,188,742	(1,106,775)	3,348,220	90,778,996	8,827,621
Managed Bond ‘P’	970,658,350	1,686,130	141,283,787	18,314,895	25,336,045	874,711,633	62,324,593
Short Duration Bond ‘P’	529,901,085	261,850,269	10,172,250	582,328	8,479,278	790,640,710	77,467,702
Emerging Markets Debt ‘P’	313,220,803	1,294	222,159,802	31,819,108	(1,333,157)	121,548,246	9,861,642
Comstock ‘P’	340,959,006	184,515	110,770,210	46,474,273	(22,030,793)	254,816,791	15,180,134
Developing Growth ‘P’	50,739,440	279,516	10,507,444	725,398	9,004,459	50,241,369	3,029,486
Dividend Growth ‘P’	185,421,465	90	23,556,640	11,595,407	10,860,248	184,320,570	8,885,665
Equity Index ‘P’	300,802,876	61,088,384	48,888,272	10,768,268	33,560,290	357,331,546	5,877,542
Growth ‘P’	191,303,246	26,383,853	35,990,341	14,862,585	30,104,949	226,664,292	7,942,167
Large-Cap Growth ‘P’	289,433,217	2,434	122,774,715	57,563,739	1,845,329	226,070,004	18,864,521
Large-Cap Value ‘P’	661,965,881	32,349	129,289,715	59,728,284	(6,170,135)	586,266,664	25,331,376
Long/Short Large-Cap ‘P’	291,430,751	25,834,644	48,523,395	21,550,802	18,517,737	308,810,539	17,294,904
Main Street Core ‘P’	300,474,788	10,812,322	44,969,199	23,158,055	19,303,334	308,779,300	7,338,253
Mid-Cap Equity ‘P’	272,623,460	548	140,104,990	53,131,325	(23,588,321)	162,062,022	6,717,248
Mid-Cap Growth ‘P’	85,080,179	45	64,219,615	21,681,275	(11,688,421)	30,853,463	2,293,178
Mid-Cap Value ‘P’	483,470,521	150,135,247	69,801,976	28,863,766	27,173,673	619,841,231	23,909,653
Small-Cap Equity ‘P’	216,418,728	4,176,185	29,775,702	13,011,898	(3,246,257)	200,584,852	7,624,171
Small-Cap Growth ‘P’	77,881,611	1,227,847	12,273,551	1,690,327	6,487,893	75,014,127	6,081,004
Small-Cap Index ‘P’	241,081,668	13,243	128,654,242	20,760,790	(7,483,849)	125,717,610	5,474,104
Small-Cap Value ‘P’	122,909,140	100,817,361	23,698,610	5,589,887	8,226,858	213,844,636	8,541,728
Value Advantage ‘P’	479,830,535	54,104,077	64,028,734	22,057,292	15,905,528	507,868,698	31,617,771
Emerging Markets ‘P’	546,769,204	40,343,267	129,608,378	3,716,150	143,859,612	605,079,855	33,004,472
International Large-Cap ‘P’	445,902,858	-	163,804,633	22,153,181	69,847,301	374,098,707	37,652,075
International Small-Cap ‘P’	419,702,463	-	165,757,673	61,123,690	31,650,292	346,718,772	22,901,228
International Value ‘P’	301,103,538	70,919,105	49,606,568	12,013,100	42,947,202	377,376,377	27,097,423
Real Estate ‘P’	116,951,086	10,792,006	6,298,714	2,090,352	(2,129,663)	121,405,067	5,000,172
Currency Strategies ‘P’	473,511,983	22,739	40,584,879	6,114,043	(5,194,074)	433,869,812	38,128,484
Equity Long/Short ‘P’	504,235,145	-	109,337,243	29,126,210	28,892,372	452,916,484	31,025,228
Global Absolute Return ‘P’	362,798,096	78,267,981	15,555,294	2,438,297	18,577,962	446,527,042	37,274,578
Total	$12,251,330,523	$1,132,236,120	$2,346,020,302	$625,175,975	$587,307,097	$12,250,029,413

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2017
Portfolio/Underlying Funds						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$97,147,570	$3,222,368	$2,014,006	$113,682	$4,207,222	$102,676,836	9,645,646
Diversified Bond ‘P’	977,969,284	2,266,610	213,626,343	45,003,479	12,593,158	824,206,188	62,310,027
Floating Rate Income ‘P’	20,210,638	128,809,126	1,724,901	152,054	1,722,754	149,169,671	12,821,142
Floating Rate Loan ‘P’	20,214,036	133,918,182	1,765,516	144,287	1,922,274	154,433,263	16,950,577
High Yield Bond ‘P’	72,507,952	-	4,875,784	428,439	4,491,943	72,552,550	8,333,373
Inflation Managed ‘P’	67,376,187	13,720,534	1,200,656	55,694	1,717,932	81,669,691	6,927,052
Inflation Strategy ‘P’	28,475,390	7,115,383	505,196	9,657	595,429	35,690,663	3,470,667
Managed Bond ‘P’	645,067,847	2,089,848	213,141,145	27,259,822	(689,050)	460,587,322	32,817,578
Short Duration Bond ‘P’	-	169,976,670	1,643,830	5,966	777,372	169,116,178	16,570,158
Emerging Markets Debt ‘P’	69,717,755	29,473,684	5,872,892	816,626	8,547,830	102,683,003	8,331,038
Comstock ‘P’	295,299,864	32,804,520	42,178,185	18,212,953	11,171,385	315,310,537	18,783,912
Developing Growth ‘P’	52,075,332	19,381	18,557,533	3,156,499	5,747,402	42,441,081	2,559,139
Dividend Growth ‘P’	174,134,491	72	18,812,970	9,289,363	12,029,453	176,640,409	8,515,423
Equity Index ‘P’	249,383,339	102,408,596	38,557,641	8,624,497	32,363,772	354,222,563	5,826,404
Growth ‘P’	226,243,159	35,577,331	36,479,797	15,233,982	39,056,276	279,630,951	9,798,084
Large-Cap Growth ‘P’	308,992,882	12,414	97,271,973	43,547,507	23,586,159	278,866,989	23,270,191
Large-Cap Value ‘P’	603,244,081	120,130,703	67,820,496	29,117,254	30,226,489	714,898,031	30,889,273
Long/Short Large-Cap ‘P’	316,164,930	902,896	45,618,893	20,795,507	21,096,319	313,340,759	17,548,618
Main Street Core ‘P’	270,711,223	44,528,461	37,912,007	19,583,438	21,579,245	318,490,360	7,569,040
Mid-Cap Equity ‘P’	356,165,571	364	174,420,681	69,885,881	(30,368,591)	221,262,544	9,171,028
Mid-Cap Growth ‘P’	89,928,677	2,333	26,559,555	10,308,485	4,577,010	78,256,950	5,816,434
Mid-Cap Value ‘P’	655,829,427	54,694,764	74,548,183	30,852,321	35,397,476	702,225,805	27,087,542
Small-Cap Equity ‘P’	202,527,869	32,619	40,687,655	17,762,064	(10,145,031)	169,489,866	6,442,260
Small-Cap Growth ‘P’	75,692,478	11,996	19,398,880	2,427,783	4,631,189	63,364,566	5,136,635
Small-Cap Index ‘P’	366,994,938	-	200,633,542	28,103,024	(8,524,953)	185,939,467	8,096,335
Small-Cap Value ‘P’	204,379,112	157,283	31,999,099	7,332,796	822,348	180,692,440	7,217,509
Value Advantage ‘P’	474,695,438	81,715,836	56,810,508	19,618,191	20,157,880	539,376,837	33,579,335
Emerging Markets ‘P’	667,890,325	23,805,535	136,431,991	5,214,508	176,123,019	736,601,396	40,178,399
International Large-Cap ‘P’	657,336,369	32,669	283,219,916	68,755,464	65,185,861	508,090,447	51,138,000
International Small-Cap ‘P’	446,386,776	24,623	146,218,369	54,325,546	48,327,661	402,846,237	26,608,520
International Value ‘P’	332,686,640	164,607,943	52,221,603	13,063,486	54,366,478	512,502,944	36,800,154
Real Estate ‘P’	191,737,805	937,974	85,948,906	21,301,671	(25,431,798)	102,596,746	4,225,535
Currency Strategies ‘P’	391,129,458	74,022	64,288,937	9,626,916	(7,901,594)	328,639,865	28,880,875
Equity Long/Short ‘P’	416,767,714	-	108,691,277	28,926,194	17,687,557	354,690,188	24,296,629
Global Absolute Return ‘P’	199,300,749	132,037,548	5,107,428	822,308	11,426,421	338,479,598	28,255,140
Total	$10,224,385,306	$1,285,112,288	$2,356,766,294	$629,877,344	$589,074,297	$10,371,682,941

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$108,551,961	$1,859,070	$46,503,108	$7,392,233	($1,447,120)	$69,853,036	5,280,893
Floating Rate Income ‘P’	-	19,178,505	164,819	888	191,809	19,206,383	1,650,790
Floating Rate Loan ‘P’	-	20,306,577	174,170	942	217,532	20,350,881	2,233,710
High Yield Bond ‘P’	-	4,512,538	73,168	914	122,977	4,563,261	524,135
Managed Bond ‘P’	59,784,943	1,372,025	24,155,213	1,959,845	449,105	39,410,705	2,808,075
Comstock ‘P’	66,410,947	22,018,839	9,425,610	4,079,306	3,899,241	86,982,723	5,181,799
Developing Growth ‘P’	12,314,839	2,347,256	2,163,564	171,274	2,547,469	15,217,274	917,581
Dividend Growth ‘P’	42,061,328	2,827	3,690,730	1,824,804	3,371,122	43,569,351	2,100,377
Equity Index ‘P’	56,277,170	22,585,917	7,637,284	1,702,421	7,557,837	80,486,061	1,323,869
Growth ‘P’	51,068,219	12,554,119	7,738,609	3,235,410	9,435,113	68,554,252	2,402,096
Large-Cap Growth ‘P’	71,040,716	3,031	18,519,339	9,000,721	6,815,377	68,340,506	5,702,707
Large-Cap Value ‘P’	139,362,897	58,198,950	14,091,386	6,062,146	9,587,289	199,119,896	8,603,561
Long/Short Large-Cap ‘P’	70,630,841	9,424,926	9,469,993	4,711,425	5,379,036	80,676,235	4,518,265
Main Street Core ‘P’	58,569,088	20,111,335	7,741,244	4,003,421	5,725,770	80,668,370	1,917,113
Mid-Cap Equity ‘P’	88,495,422	89	21,428,571	7,049,526	4,969,330	79,085,796	3,277,997
Mid-Cap Growth ‘P’	23,783,506	3,246,589	2,912,571	1,173,440	3,512,570	28,803,534	2,140,818
Mid-Cap Value ‘P’	162,914,098	23,698,469	16,567,728	6,834,623	10,431,923	187,311,385	7,225,318
Small-Cap Equity ‘P’	68,194,851	56,910	21,092,731	8,910,451	(6,998,728)	49,070,753	1,865,165
Small-Cap Growth ‘P’	17,556,566	4,830,348	2,593,004	363,440	1,932,928	22,090,278	1,790,744
Small-Cap Index ‘P’	84,015,717	4,616	36,704,365	7,343,714	(1,906,134)	52,753,548	2,297,040
Small-Cap Value ‘P’	73,776,587	163,225	24,128,213	6,168,189	(4,403,512)	51,576,276	2,060,143
Value Advantage ‘P’	109,700,064	12,606,219	11,102,481	3,830,157	5,022,188	120,056,147	7,474,191
Emerging Markets ‘P’	192,508,172	12,560	51,037,975	1,799,731	48,668,362	191,950,850	10,470,083
International Large-Cap ‘P’	175,872,477	70,531	67,116,971	18,370,089	18,118,330	145,314,456	14,625,527
International Small-Cap ‘P’	119,326,632	64,949	50,698,149	18,743,961	7,345,519	94,782,912	6,260,535
International Value ‘P’	91,981,773	48,078,819	12,427,062	1,966,876	17,021,459	146,621,865	10,528,149
Real Estate ‘P’	61,705,021	1,829,418	39,096,367	10,128,777	(11,950,476)	22,616,373	931,475
Currency Strategies ‘P’	84,027,315	969,253	13,340,877	1,997,284	(1,663,284)	71,989,691	6,326,455
Equity Long/Short ‘P’	89,878,088	285	21,738,905	5,792,920	4,391,876	78,324,264	5,365,290
Global Absolute Return ‘P’	42,839,310	29,554,058	645,108	104,949	2,543,656	74,396,865	6,210,400
Total	$2,222,648,548	$319,662,253	$544,179,315	$144,723,877	$150,888,564	$2,293,743,927

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

As of September 30, 2017, Pacific Life owned 62% of the total shares outstanding of the Diversified Alternatives Portfolio.

6. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (the “Lending Agreement”) to provide securities lending services to the Long/Short Large-Cap Portfolio.

Under this securities lending services program, the cash collateral received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Long/Short Large-Cap Portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Long/Short Large-Cap Portfolio’s net assets (see Note 3 — Borrowings and Other Financing Transactions).

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

Under the Lending Agreement, the borrowers pay the Long/Short Large-Cap Portfolio’s negotiated lenders’ fees and the Long/Short Large- Cap Portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Long/ Short Large-Cap Portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Long/Short Large-Cap Portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The manager of the Long/Short Large-Cap Portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

7. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of September 30, 2017, the actual interest rate on borrowing by the Trust was 2.482%. The committed line of credit will expire on August 24, 2018, unless renewed, and is available to all Funds except the Small-Cap Growth, Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives as of September 30, 2017, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Core Income	$392,694,146	$5,945,455	($1,267,480)	$4,677,975	$-	$4,677,975
Diversified Bond	4,205,456,162	89,227,313	(66,782,401)	22,444,912	(756,286)	21,688,626
Floating Rate Income	643,675,661	4,129,854	(6,723,553)	(2,593,699)	-	(2,593,699)
Floating Rate Loan	747,644,110	7,503,053	(8,316,135)	(813,082)	-	(813,082)
High Yield Bond	828,218,134	41,505,473	(8,269,448)	33,236,025	481,034	33,717,059
Inflation Managed	1,155,502,671	5,168,637	(30,668,127)	(25,499,490)	(438,784)	(25,938,274)
Inflation Strategy	317,679,916	452,123	(2,789,558)	(2,337,435)	72,219	(2,265,216)
Managed Bond	4,326,976,675	19,792,758	(23,700,695)	(3,907,937)	(19,750,795)	(23,658,732)
Short Duration Bond	2,155,721,034	5,273,165	(3,763,775)	1,509,390	(684,360)	825,030
Emerging Markets Debt	350,410,462	13,813,447	(7,060,699)	6,752,748	(3,192,631)	3,560,117
Comstock	780,485,483	275,005,042	(31,586,746)	243,418,296	297,914	243,716,210
Developing Growth	208,557,996	42,386,787	(1,880,361)	40,506,426	-	40,506,426
Dividend Growth	635,641,105	198,329,218	(6,091,977)	192,237,241	-	192,237,241
Equity Index	2,071,565,934	940,645,413	(42,656,196)	897,989,217	849,505	898,838,722
Focused Growth	135,471,899	35,418,381	(1,335,943)	34,082,438	-	34,082,438
Growth	824,036,105	347,109,064	(3,265,657)	343,843,407	-	343,843,407
Large-Cap Growth	655,344,823	204,930,001	(8,346,590)	196,583,411	-	196,583,411
Large-Cap Value	1,450,702,176	655,451,496	(29,497,541)	625,953,955	-	625,953,955

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2017 (Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments	Appreciation (Depreciation) on Other (2)	Unrealized Appreciation (Depreciation)
Long/Short Large-Cap	$903,644,824	$104,756,182	($12,040,316)	$92,715,866	($12,156,470)	$80,559,396
Main Street Core	1,107,076,784	288,693,058	(15,247,988)	273,445,070	-	273,445,070
Mid-Cap Equity	730,096,723	143,141,390	(10,545,432)	132,595,958	-	132,595,958
Mid-Cap Growth	339,701,565	91,043,332	(17,384,292)	73,659,040	(29,093)	73,629,947
Mid-Cap Value	1,586,601,786	257,511,836	(27,998,099)	229,513,737	-	229,513,737
Small-Cap Equity	438,904,280	111,415,628	(23,065,019)	88,350,609	59,643	88,410,252
Small-Cap Growth	150,318,242	34,784,645	(6,258,818)	28,525,827	-	28,525,827
Small-Cap Index	721,940,373	214,486,148	(53,803,803)	160,682,345	1,024,942	161,707,287
Small-Cap Value	596,814,493	127,945,524	(26,743,565)	101,201,959	-	101,201,959
Value Advantage	1,112,480,055	243,924,327	(26,897,704)	217,026,623	-	217,026,623
Emerging Markets	1,687,005,783	455,089,922	(67,371,460)	387,718,462	-	387,718,462
International Large-Cap	1,411,602,954	302,117,905	(33,696,770)	268,421,135	-	268,421,135
International Small-Cap	784,789,101	223,069,799	(21,108,305)	201,961,494	-	201,961,494
International Value	1,298,435,817	144,822,133	(32,185,086)	112,637,047	-	112,637,047
Health Sciences	318,993,042	70,773,216	(5,529,211)	65,244,005	(14,741)	65,229,264
Real Estate	511,903,819	31,359,511	(12,498,568)	18,860,943	-	18,860,943
Technology	96,800,014	25,914,078	(276,721)	25,637,357	-	25,637,357
Currency Strategies	1,022,615,547	11,012,935	(278,330)	10,734,605	(16,281,515)	(5,546,910)
Diversified Alternatives	3,353,537	323,741	(1,437)	322,304	-	322,304
Equity Long/Short	907,191,655	20,447	-	20,447	67,950,110	67,970,557
Global Absolute Return	972,471,957	60,074,390	(11,459,858)	48,614,532	(34,756,155)	13,858,377
Pacific Dynamix – Conservative Growth	454,960,743	89,460,583	-	89,460,583	-	89,460,583
Pacific Dynamix – Moderate Growth	1,813,322,859	489,952,521	-	489,952,521	-	489,952,521
Pacific Dynamix – Growth	564,557,307	172,771,925	-	172,771,925	-	172,771,925
Portfolio Optimization Conservative	1,669,698,504	207,435,662	(585,150)	206,850,512	-	206,850,512
Portfolio Optimization Moderate-Conservative	2,546,580,503	504,198,149	(1,044,179)	503,153,970	-	503,153,970
Portfolio Optimization Moderate	9,747,202,995	2,506,019,079	(3,192,661)	2,502,826,418	-	2,502,826,418
Portfolio Optimization Growth	8,003,637,239	2,368,203,504	(157,802)	2,368,045,702	-	2,368,045,702
Portfolio Optimization Aggressive-Growth	1,745,507,288	548,236,639	-	548,236,639	-	548,236,639
PSF DFA Balanced Allocation	79,494,126	4,379,744	(29,953)	4,349,791	-	4,349,791
PD 1-3 Year Corporate Bond	203,256,110	2,002,341	(304,255)	1,698,086	-	1,698,086
PD Aggregate Bond Index	985,728,782	16,600,945	(4,692,136)	11,908,809	-	11,908,809
PD High Yield Bond Market	178,868,890	8,232,645	(3,084,083)	5,148,562	-	5,148,562
PD Large-Cap Growth Index	383,913,682	203,321,008	(3,679,469)	199,641,539	82,931	199,724,470
PD Large-Cap Value Index	561,900,414	121,629,655	(23,371,105)	98,258,550	207,602	98,466,152
PD Small-Cap Growth Index	88,725,757	26,266,852	(4,154,933)	22,111,919	28,447	22,140,366
PD Small-Cap Value Index	166,928,766	36,783,062	(10,692,813)	26,090,249	28,161	26,118,410
PD Emerging Markets	165,986,479	41,273,004	(10,341,082)	30,931,922	-	30,931,922
PD International Large-Cap	392,438,437	87,953,228	(21,018,606)	66,934,622	-	66,934,622

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.
(2)	Other includes net appreciation or depreciation on derivatives and short sales, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	November 28, 2017

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	November 28, 2017